UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant's telephone number, including area code:		(713) 626-1919
Date of fiscal year end:	8/31
Date of reporting period:	2/29/20

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 29, 2020

Invesco American Franchise Fund

Nasdaq:

A: VAFAX ￿ C: VAFCX ￿ R: VAFRX ￿ Y: VAFIX ￿ R5: VAFNX ￿ R6: VAFFX

2Letters to Shareholders

3 Fund Performance

5 Schedule of Investments

7Financial Statements

10 Financial Highlights

11 Notes to Financial Statements

16 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco's efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you'll find detailed information about our funds, including perfor- mance, holdings and portfolio manager commentaries. You can access information about your account by com- pleting a simple, secure online registration. To do so, select "Log In" on the right side of the homepage, and then select "Register for Individual Account Access."

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.inves- co.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2Invesco American Franchise Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, August 31, 2019 to February 29, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.26%
Class C Shares	3.87
Class R Shares	4.12
Class Y Shares	4.38
Class R5 Shares	4.41
Class R6 Shares	4.43
S&P 500 Index￿ (Broad Market Index)	1.92
Russell 1000 Growth Index￿ (Style-Specific Index)	5.40
Lipper Large-Cap Growth Funds Index￿ (Peer Group Index)	5.12

Source(s): ￿RIMES Technologies Corp. ￿Lipper Inc.

The S&P 500®Index is an unmanaged index considered representative of the U.S. stock market.

The Russell 1000®Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Large-Cap Growth Funds Index is an unmanaged index considered repre- sentative of large-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate sig- nificantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund's portfolio managers by visiting invesco.com/us. Click on "Products" and select "Mutual Funds." Use the "Product Finder" to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund's investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco's investment professionals share their in- sights about market and economic news and trends.

3Invesco American Franchise Fund

Average Annual Total Returns

As of 2/29/20, including maximum applicable sales charges

Class A Shares

Inception (6/23/05)		8.88%
10 Years		12.05
5	Years	8.64
1	Year	7.24
Class C Shares
Inception (6/23/05)		8.76%
10 Years		11.87
5	Years	9.05
1	Year	11.61
Class R Shares
10 Years		12.40%
5	Years	9.60
1	Year	13.18
Class Y Shares
Inception (6/23/05)		9.56%
10 Years		12.96
5	Years	10.16
1	Year	13.75
Class R5 Shares
10 Years		13.04%
5	Years	10.23
1	Year	13.82
Class R6 Shares
10 Years		13.04%
5	Years	10.33
1	Year	13.93

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen American Franchise Fund, ad- vised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen American Franchise Fund (re- named Invesco American Franchise Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are blended returns of the predeces- sor fund and Invesco American Franchise Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R shares incepted on May 23, 2011. Performance shown prior to that date is that of the Fund's and the predeces- sor fund's Class A shares, restated to re- flect the higher 12b-1 fees applicable to Class R shares.

Class R5 shares incepted on Decem- ber 22, 2010. Performance shown prior to that date is that of the Fund's and the pre- decessor fund's Class A shares and in- cludes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on Septem-

ber 24, 2012. Performance shown prior to that date is that of the Fund's and the pre-

decessor fund's Class A shares and in- cludes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current perfor- mance may be lower or higher. Please visit invesco.com/performance for the most re- cent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless other- wise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and princi- pal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, perfor- mance is at net asset value.

The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Fund performance reflects any applicable fee waivers and/or expense reimburse- ments. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more informa- tion.

4Invesco American Franchise Fund

Schedule of Investments(a)

February 29, 2020 (Unaudited)

SharesValue

Common Stocks & Other Equity Interests–98.73%

Aerospace & Defense–2.29%
Airbus SE (France)	752,451	$91,967,760
L3Harris Technologies, Inc.	528,857	104,570,895
Lockheed Martin Corp.	134,053	49,582,183
		246,120,838
Agricultural & Farm Machinery–0.45%
Deere & Co.	310,851	48,641,964
Application Software–6.15%
Adobe, Inc.(b)	388,309	134,013,202
salesforce.com, inc.(b)	2,085,205	355,318,932
Splunk, Inc.(b)	801,423	118,073,651
Synopsys, Inc.(b)	395,201	54,510,074
		661,915,859
Asset Management & Custody Banks–3.32%
Apollo Global Management, Inc.	3,771,765	157,131,730
Carlyle Group, Inc. (The)	865,951	24,644,965
KKR & Co., Inc., Class A	6,151,286	175,926,780
		357,703,475
Biotechnology–1.32%
Alnylam Pharmaceuticals, Inc.(b)	299,278	35,213,049
BeiGene Ltd., ADR (China)(b)	313,793	49,689,122
Moderna, Inc.(b)	2,197,959	56,993,077
		141,895,248
Consumer Electronics–1.15%
Sony Corp. (Japan)	2,006,400	124,162,234
Data Processing & Outsourced Services–8.87%
Fiserv, Inc.(b)	994,299	108,736,539
Mastercard, Inc., Class A	809,179	234,864,205
PayPal Holdings, Inc.(b)	1,498,594	161,833,166
Visa, Inc., Class A	2,475,683	449,980,142
		955,414,052
Diversified Support Services–0.97%
Cintas Corp.	393,433	104,944,318
Environmental & Facilities Services–1.24%
Republic Services, Inc.	427,943	38,626,135
Waste Management, Inc.	856,725	94,933,697
		133,559,832
Financial Exchanges & Data–0.92%
London Stock Exchange Group PLC
(United Kingdom)	420,497	41,130,850
S&P Global, Inc.	218,178	58,015,712
		99,146,562
Health Care Equipment–4.71%
Abbott Laboratories	661,541	50,958,503
Boston Scientific Corp.(b)	2,957,064	110,564,623
DexCom, Inc.(b)	194,860	53,781,360
Intuitive Surgical, Inc.(b)	154,960	82,742,442
Teleflex, Inc.	423,751	141,965,060
	Shares	Value
Health Care Equipment–(continued)
Zimmer Biomet Holdings, Inc.	493,550	$67,196,832
		507,208,820
Home Improvement Retail–3.64%
Lowe's Cos., Inc.	3,680,682	392,250,281
Hotels, Resorts & Cruise Lines–0.95%
Royal Caribbean Cruises Ltd.	1,267,000	101,879,470
Industrial Conglomerates–0.68%
Roper Technologies, Inc.	208,050	73,171,185
Industrial Gases–0.56%
Air Products and Chemicals, Inc.	274,228	60,223,211
Industrial Machinery–0.26%
Stanley Black & Decker, Inc.	195,543	28,099,529
Interactive Home Entertainment–5.38%
Activision Blizzard, Inc.	4,523,578	262,955,589
Electronic Arts, Inc.(b)	1,033,782	104,794,481
Nintendo Co. Ltd. (Japan)	530,100	180,877,226
Take-Two Interactive Software, Inc.(b)	285,227	30,656,198
		579,283,494
Interactive Media & Services–11.19%
Alphabet, Inc., Class A(b)	495,432	663,507,306
Facebook, Inc., Class A(b)	2,815,425	541,884,850
		1,205,392,156
Internet & Direct Marketing Retail–13.56%
Alibaba Group Holding Ltd., ADR
(China)(b)	1,849,286	384,651,488
Amazon.com, Inc.(b)	496,255	934,820,356
Booking Holdings, Inc.(b)	57,486	97,476,711
Farfetch Ltd., Class A (United
Kingdom)(b)	3,923,155	43,821,641
		1,460,770,196
Investment Banking & Brokerage–0.38%
Goldman Sachs Group, Inc. (The)	202,091	40,573,810
Life & Health Insurance–0.33%
Athene Holding Ltd., Class A(b)	853,282	35,197,882
Life Sciences Tools & Services–3.72%
Avantor, Inc.(b)	1,961,861	30,899,311
Illumina, Inc.(b)	553,483	147,043,828
IQVIA Holdings, Inc.(b)	933,779	130,252,833
Thermo Fisher Scientific, Inc.	316,420	92,014,936
		400,210,908
Managed Health Care–1.55%
Anthem, Inc.	129,612	33,321,949
UnitedHealth Group, Inc.	523,063	133,360,143
		166,682,092
Movies & Entertainment–1.39%
Netflix, Inc.(b)	405,137	149,507,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Invesco American Franchise Fund

	Shares	Value
Oil & Gas Refining & Marketing–0.18%
Marathon Petroleum Corp.	407,737	$19,334,889
Packaged Foods & Meats–1.43%
Tyson Foods, Inc., Class A	2,264,598	153,607,682
Pharmaceuticals–1.42%
Novo Nordisk A/S, Class B (Denmark)	484,344	28,786,244
Zoetis, Inc.	935,436	124,628,138
		153,414,382
Railroads–0.78%
Canadian Pacific Railway Ltd. (Canada)	87,485	21,763,643
Union Pacific Corp.	389,874	62,305,764
		84,069,407
Research & Consulting Services–0.67%
CoStar Group, Inc.(b)	108,413	72,375,435
Semiconductor Equipment–2.14%
Applied Materials, Inc.	3,512,581	204,151,208
ASML Holding N.V., New York Shares
(Netherlands)	95,431	26,406,712
		230,557,920
Semiconductors–3.75%
Broadcom, Inc.	488,498	133,174,325
NVIDIA Corp.	446,871	120,686,451
QUALCOMM, Inc.	1,921,971	150,490,329
		404,351,105
Specialty Chemicals–0.36%
Sherwin-Williams Co. (The)	74,740	38,621,895
Systems Software–7.38%
Microsoft Corp.	3,332,107	539,834,655

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

	Shares	Value
Systems Software–(continued)
Palo Alto Networks, Inc.(b)	733,923	$135,496,864
ServiceNow, Inc.(b)	366,606	119,546,551
		794,878,070
Technology Hardware, Storage & Peripherals–3.10%
Apple, Inc.	1,223,261	334,390,627
Tobacco–1.86%
Philip Morris International, Inc.	2,450,675	200,636,762
Trucking–0.32%
Lyft, Inc., Class A(b)	403,052	15,364,342
Uber Technologies, Inc.(b)	553,498	18,746,978
		34,111,320
Wireless Telecommunication Services–0.36%
T-Mobile US, Inc.(b)	429,601	38,732,826
Total Common Stocks & Other Equity Interests
(Cost $5,815,429,517)		10,633,037,443
Money Market Funds–1.58%
Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(c)	59,171,385	59,171,385
Invesco Liquid Assets Portfolio,
Institutional Class, 1.64%(c)	42,676,331	42,697,669
Invesco Treasury Portfolio, Institutional
Class, 1.48%(c)	67,624,441	67,624,441
Total Money Market Funds
(Cost $169,493,254)		169,493,495
TOTAL INVESTMENTS IN SECURITIES–100.31%
(Cost $5,984,922,771)		10,802,530,938
OTHER ASSETS LESS LIABILITIES—(0.31)%		(33,016,577)
NET ASSETS–100.00%		$10,769,514,361

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

Portfolio Composition

By sector, based on Net Assets as of February 29, 2020

Information Technology	31.39%
Consumer Discretionary	19.30
Communication Services	18.32

Health Care	12.72

Industrials	7.66
Financials	4.95
Consumer Staples	3.29

Other Sectors, Each Less than 2% of Net Assets	1.10
Money Market Funds Plus Other Assets Less Liabilities	1.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Invesco American Franchise Fund

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets:
Investments in securities, at value
(Cost $5,815,429,517)	$10,633,037,443
Investments in affiliated money market funds, at value
(Cost $169,493,254)	169,493,495
Foreign currencies, at value (Cost $9,764)	9,930
Receivable for:
Investments sold	118,207,869
Fund shares sold	3,361,898
Dividends	6,180,221
Investment for trustee deferred compensation and
retirement plans	2,338,218
Other assets	164,138
Total assets	10,932,793,212
Liabilities:
Payable for:
Investments purchased	133,830,053
Fund shares reacquired	18,614,650
Accrued fees to affiliates	7,151,680
Accrued trustees' and officers' fees and benefits	18,870
Accrued other operating expenses	1,097,928
Trustee deferred compensation and retirement plans	2,565,670
Total liabilities	163,278,851
Net assets applicable to shares outstanding	$10,769,514,361
Net assets consist of:
Shares of beneficial interest	$5,731,427,302
Distributable earnings	5,038,087,059
$10,769,514,361
Net Assets:
Class A	$10,087,231,603
Class C	$127,817,079
Class R	$34,197,140
Class Y	$356,610,566
Class R5	$32,688,092
Class R6	$130,969,881

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	486,784,275
Class C	6,909,463
Class R	1,697,128
Class Y	16,702,676
Class R5	1,525,884
Class R6	6,065,547
Class A:
Net asset value per share	$20.72
Maximum offering price per share
(Net asset value of $20.72 ÷ 94.50%)	$21.93
Class C:
Net asset value and offering price per share	$18.50
Class R:
Net asset value and offering price per share	$20.15
Class Y:
Net asset value and offering price per share	$21.35
Class R5:
Net asset value and offering price per share	$21.42
Class R6:
Net asset value and offering price per share	$21.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Invesco American Franchise Fund

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $321,271)	$52,997,359
Dividends from affiliated money market funds (includes securities lending income of $529,524)	752,006
Total investment income	53,749,365
Expenses:
Advisory fees	32,599,311
Administrative services fees	766,716
Custodian fees	201,177
Distribution fees:
Class A	13,213,093
Class C	690,681
Class R	88,289
Transfer agent fees — A, C, R and Y	8,175,032
Transfer agent fees — R5	17,713
Transfer agent fees — R6	8,684
Trustees' and officers' fees and benefits	68,601
Registration and filing fees	91,575
Reports to shareholders	427,277
Professional services fees	120,277
Other	139,745
Total expenses	56,608,171
Less: Fees waived and/or expense offset arrangement(s)	(98,029)
Net expenses	56,510,142
Net investment income (loss)	(2,760,777)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains (losses) from securities sold to affiliates of $(84,247))	383,049,082
Foreign currencies	(145,828)
382,903,254
Change in net unrealized appreciation (depreciation) of:
Investment securities	95,056,998
Foreign currencies	(40,702)
95,016,296
Net realized and unrealized gain	477,919,550
Net increase in net assets resulting from operations	$475,158,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Invesco American Franchise Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	February 29,	August 31,
	2020	2019
Operations:
Net investment income (loss)	$(2,760,777)	$(4,440,942)
Net realized gain	382,903,254	710,273,764
Change in net unrealized appreciation (depreciation)	95,016,296	(629,508,256)
Net increase in net assets resulting from operations	475,158,773	76,324,566
Distributions to shareholders from distributable earnings:
Class A	(701,333,900)	(804,913,487)

Class C	(10,077,941)	(33,225,403)

Class R	(2,377,507)	(3,005,915)

Class Y	(24,274,327)	(27,603,239)

Class R5	(2,137,993)	(6,608,373)

Class R6	(9,085,814)	(10,724,224)

Total distributions from distributable earnings	(749,287,482)	(886,080,641)
Share transactions–net:
Class A	228,853,593	297,930,110
Class C	(7,458,003)	(200,992,890)

Class R	1,071,236	(1,216,256)
Class Y	14,774,593	6,407,551
Class R5	(42,349,897)	(5,226,299)

Class R6	3,533,565	(1,969,306)
Net increase in net assets resulting from share transactions	198,425,087	94,932,910
Net increase (decrease) in net assets	(75,703,622)	(714,823,165)
Net assets:
Beginning of period	10,845,217,983	11,560,041,148
End of period	$10,769,514,361	$10,845,217,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Invesco American Franchise Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of	Ratio of
									expenses	expenses
			Net gains						to average	to average net	Ratio of net
			(losses)						net assets	assets without	investment
	Net asset	Net	on securities		Distributions				with fee waivers	fee waivers	income
	value,	investment	(both	Total from	from net	Net asset		Net assets,	and/or	and/or	(loss)
	beginning	income	realized and	investment	realized	value, end	Total	end of period	expenses	expenses	to average	Portfolio
	of period	(loss)(a)	unrealized)	operations	gains	of period	return (b)	(000's omitted)	absorbed	absorbed	net assets	turnover (c)
Class A									1.01%(d)	1.01%(d)	(0.06)%(d) 17%
Six months ended 02/29/20	$21.27	$(0.01)	$ 0.97	$ 0.96	$(1.51)	$20.72	4.26% $10,087,232
Year ended 08/31/19	23.12	(0.01)	(0.04)	(0.05)	(1.80)	21.27	1.21	10,115,813	1.01	1.01	(0.04)	43
Year ended 08/31/18	20.25	(0.04)	3.97	3.93	(1.06)	23.12	20.30	10,524,889	1.01	1.01	(0.17)	44
Year ended 08/31/17	16.96	(0.03)	3.99	3.96	(0.67)	20.25	24.19	9,333,084	1.06	1.06	(0.15)	48
Year ended 08/31/16	16.49	(0.01)	1.30	1.29	(0.82)	16.96	7.99	8,253,739	1.08	1.08	(0.04)	59
Year ended 08/31/15	18.07	(0.05)	0.08	0.03	(1.61)	16.49	0.27	8,320,796	1.05	1.05	(0.28)	74
Class C									1.76(d)	1.76(d)	(0.81)(d)	17
Six months ended 02/29/20	19.21	(0.08)	0.88	0.80	(1.51)	18.50	3.87	127,817
Year ended 08/31/19	21.23	(0.15)	(0.07)	(0.22)	(1.80)	19.21	0.46	139,839	1.76	1.76	(0.79)	43
Year ended 08/31/18	18.81	(0.18)	3.66	3.48	(1.06)	21.23	19.43	401,863	1.76	1.76	(0.92)	44
Year ended 08/31/17	15.92	(0.15)	3.71	3.56	(0.67)	18.81	23.23	370,960	1.81	1.81	(0.90)	48
Year ended 08/31/16	15.64	(0.12)	1.22	1.10	(0.82)	15.92	7.18	367,233	1.83	1.83	(0.79)	59
Year ended 08/31/15	17.34	(0.17)	0.08	(0.09)	(1.61)	15.64	(0.46)	381,264	1.80	1.80	(1.03)	74
Class R									1.26(d)	1.26(d)	(0.31)(d)	17
Six months ended 02/29/20	20.75	(0.03)	0.94	0.91	(1.51)	20.15	4.12	34,197
Year ended 08/31/19	22.65	(0.06)	(0.04)	(0.10)	(1.80)	20.75	0.99	34,114	1.26	1.26	(0.29)	43
Year ended 08/31/18	19.91	(0.09)	3.89	3.80	(1.06)	22.65	19.99	38,537	1.26	1.26	(0.42)	44
Year ended 08/31/17	16.72	(0.07)	3.93	3.86	(0.67)	19.91	23.93	34,479	1.31	1.31	(0.40)	48
Year ended 08/31/16	16.31	(0.05)	1.28	1.23	(0.82)	16.72	7.70	28,686	1.33	1.33	(0.29)	59
Year ended 08/31/15	17.93	(0.09)	0.08	(0.01)	(1.61)	16.31	0.03	30,716	1.30	1.30	(0.53)	74
Class Y									0.76(d)	0.76(d)	0.19(d)	17
Six months ended 02/29/20	21.85	0.02	0.99	1.01	(1.51)	21.35	4.38	356,611
Year ended 08/31/19	23.63	0.04	(0.02)	0.02	(1.80)	21.85	1.50	350,473	0.76	0.76	0.21	43
Year ended 08/31/18	20.62	0.02	4.05	4.07	(1.06)	23.63	20.63	368,991	0.76	0.76	0.08	44
Year ended 08/31/17	17.22	0.02	4.05	4.07	(0.67)	20.62	24.47	264,309	0.81	0.81	0.10	48
Year ended 08/31/16	16.69	0.04	1.31	1.35	(0.82)	17.22	8.26	147,246	0.83	0.83	0.21	59
Year ended 08/31/15	18.22	(0.01)	0.09	0.08	(1.61)	16.69	0.56	152,179	0.80	0.80	(0.03)	74
Class R5									0.71(d)	0.71(d)	0.24(d)	17
Six months ended 02/29/20	21.91	0.03	0.99	1.02	(1.51)	21.42	4.41	32,688
Year ended 08/31/19	23.68	0.05	(0.02)	0.03	(1.80)	21.91	1.54	75,149	0.71	0.71	0.26	43
Year ended 08/31/18	20.66	0.03	4.05	4.08	(1.06)	23.68	20.64	86,177	0.71	0.71	0.13	44
Year ended 08/31/17	17.23	0.03	4.07	4.10	(0.67)	20.66	24.63	67,740	0.72	0.72	0.19	48
Year ended 08/31/16	16.68	0.05	1.32	1.37	(0.82)	17.23	8.39	53,789	0.71	0.71	0.33	59
Year ended 08/31/15	18.20	0.01	0.08	0.09	(1.61)	16.68	0.62	50,052	0.71	0.71	0.06	74
Class R6									0.62(d)	0.62(d)	0.33(d)	17
Six months ended 02/29/20	22.07	0.04	0.99	1.03	(1.51)	21.59	4.43	130,970
Year ended 08/31/19	23.81	0.07	(0.01)	0.06	(1.80)	22.07	1.66	129,831	0.62	0.62	0.35	43
Year ended 08/31/18	20.75	0.05	4.07	4.12	(1.06)	23.81	20.75	139,584	0.62	0.62	0.22	44
Year ended 08/31/17	17.29	0.05	4.08	4.13	(0.67)	20.75	24.72	130,807	0.64	0.64	0.27	48
Year ended 08/31/16	16.72	0.07	1.32	1.39	(0.82)	17.29	8.49	120,754	0.63	0.63	0.42	59
Year ended 08/31/15	18.22	0.03	0.08	0.11	(1.61)	16.72	0.73	86,444	0.62	0.62	0.15	74

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)Ratios are annualized and based on average daily net assets (000's omitted) of $10,599,515, $138,516, $35,412, $372,582, $35,589 and $139,897 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco American Franchise Fund

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Invesco American Franchise Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund's investment objective is to seek long-term capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total

11	Invesco American Franchise Fund

returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications – Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

12	Invesco American Franchise Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties ("Counterparties") to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.670%

Next $500 million	0.645%

Next $550 million	0.620%
Next $3.45 billion	0.600%
Next $250 million	0.595%

Next $2.25 billion	0.570%
Next $2.5 billion	0.545%
Over $10 billion	0.520%

For the six months ended February 29, 2020, the effective advisory fee rate incurred by the Fund was 0.58%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $20,903.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company ("SSB") serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund's custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. ("IDI"). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the "Plans") for Class A, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 29, 2020, expenses incurred under these arrangements are shown in the Statement of Operations as Distribution fees. Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $437,921 in front-end sales commissions from the sale of Class A shares and $4,279 and $3,626 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 29, 2020, the Fund incurred $13,767 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

13	Invesco American Franchise Fund

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,166,113,129	$466,924,314	$—	$10,633,037,443
Money Market Funds	169,493,495	—	—	169,493,495
Total Investments	$10,335,606,624	$466,924,314	$—	$10,802,530,938

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six-month period ended February 29, 2020, the Fund engaged in securities purchases of $0 and securities sales of $413,181, which resulted in net realized gains (losses) of $(84,247).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $77,126.

NOTE 6—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees' and Officers' Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund's total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2019.

14	Invesco American Franchise Fund

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $1,878,895,281 and $2,508,478,800, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments				$4,817,364,248
Aggregate unrealized (depreciation) of investments				(49,930,511)
Net unrealized appreciation of investments				$4,767,433,737
Cost of investments for tax purposes is $6,035,097,201.
NOTE 10—Share Information
		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	6,716,667	$ 148,332,411	14,898,952	$ 303,695,759
Class C	493,778	9,785,781	1,254,642	23,546,144
Class R	181,160	3,892,093	313,575	6,189,319
Class Y	2,001,299	45,439,868	3,812,120	79,347,751
Class R5	129,255	2,955,031	927,059	19,376,762
Class R6	523,682	11,900,900	899,657	18,597,376
Issued as reinvestment of dividends:
Class A	30,589,419	655,837,294	42,328,565	759,797,658
Class C	493,314	9,456,824	1,927,229	31,413,829
Class R	113,740	2,372,610	171,298	3,004,573
Class Y	902,635	19,930,184	1,242,260	22,857,584
Class R5	96,496	2,137,382	358,107	6,607,064
Class R6	401,664	8,965,142	572,179	10,625,365
Automatic conversion of Class C shares to Class A shares:
Class A	479,396	10,420,418	10,853,607	203,583,098
Class C	(532,944)	(10,420,418)	(11,963,414)	(203,583,098)
Reacquired:
Class A	(26,550,932)	(585,736,530)	(47,849,882)	(969,146,405)

Class C	(824,447)	(16,280,190)	(2,869,385)	(52,369,765)

Class R	(241,980)	(5,193,467)	(542,053)	(10,410,148)

Class Y	(2,242,784)	(50,595,459)	(4,629,269)	(95,797,784)

Class R5	(2,128,976)	(47,442,310)	(1,494,658)	(31,210,125)

Class R6	(743,690)	(17,332,477)	(1,450,009)	(31,192,047)
Net increase in share activity	9,856,752	$ 198,425,087	8,760,580	$ 94,932,910

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 1% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 11—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

15	Invesco American Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
			ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Class A	$1,000.00	$1,042.60	$5.13	$1,019.84	$5.07	1.01%

Class C	1,000.00	1,038.70	8.92	1,016.11	8.82	1.76

Class R	1,000.00	1,041.20	6.39	1,018.60	6.32	1.26

Class Y	1,000.00	1,043.80	3.86	1,021.08	3.82	0.76
Class R5	1,000.00	1,044.10	3.61	1,021.33	3.57	0.71

Class R6	1,000.00	1,044.30	3.15	1,021.78	3.12	0.62

1The actual ending account value is based on the actual total return of the Fund for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

16	Invesco American Franchise Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	VK-AMFR-SAR-1

Semiannual Report to Shareholders	February 29, 2020

Invesco California Tax-Free Income Fund

Nasdaq:

A: CLFAX ￿ C: CLFCX ￿ Y: CLFDX ￿ R6: CLFSX

2Letters to Shareholders

3 Fund Performance

5 Schedule of Investments

13 Financial Statements

16 Financial Highlights

17 Notes to Financial Statements

22 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco's efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you'll find detailed information about our funds, including perfor- mance, holdings and portfolio manager commentaries. You can access information about your account by com- pleting a simple, secure online registration. To do so, select "Log In" on the right side of the homepage, and then select "Register for Individual Account Access."

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.inves- co.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2Invesco California Tax-Free Income Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, August 31, 2019 to February 29, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.41%
Class C Shares	3.14
Class Y Shares	3.53
Class R6 Shares	3.54
S&P Municipal Bond Index￿ (Broad Market Index)	2.85
S&P Municipal Bond California 5+ Year Investment Grade Index￿ (Style-Specific
Index)	3.41
Lipper California Municipal Debt Funds Index￿ (Peer Group Index)	3.27

Source(s): ￿RIMES Technologies Corp.;￿Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond California 5+ Year Investment Grade Index tracks the perfor- mance of investment grade, California-issued US municipal bonds with maturities equal to or greater than five years.

The Lipper California Municipal Debt Funds Index is an unmanaged index considered representative of California municipal debt funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate sig- nificantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund's portfolio managers by visiting invesco.com/us. Click on "Products" and select "Mutual Funds." Use the "Product Finder" to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund's investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco's investment professionals share their in- sights about market and economic news and trends.

3Invesco California Tax-Free Income Fund

Average Annual Total Returns

As of 2/29/20, including maximum applicable sales charges

Class A Shares

Inception (7/28/97)		4.32%
10 Years		4.55
5	Years	3.03
1	Year	5.55
Class C Shares
Inception (7/28/97)		4.30%
10 Years		4.48
5	Years	3.41
1	Year	8.64
Class Y Shares
Inception (7/28/97)		4.78%
10 Years		5.26
5	Years	4.17
1	Year	10.48
Class R6 Shares
10 Years		5.09%
5	Years	4.11
1	Year	10.54

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Morgan Stanley California Tax-Free Income Fund, advised by Morgan Stanley Invest- ment Advisors Inc. were reorganized into Class A, Class C and Class Y shares, re- spectively, of Invesco California Tax-Free Income Fund. Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are blended returns of the predecessor fund and Invesco California Tax-Free Income Fund. Share class returns will differ from the predecessor fund be- cause of different expenses.

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund's and the predeces- sor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month- end performance. Performance figures re- flect reinvested distributions, changes in net asset value and the effect of the maxi- mum sales charge unless otherwise stated. Performance figures do not reflect deduc- tion of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Fund performance reflects any applicable fee waivers and/or expense reimburse- ments. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more informa- tion.

4Invesco California Tax-Free Income Fund

Schedule of Investments

February 29, 2020
(Unaudited)			Principal

	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations–104.75%
California–102.21%
ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$ 500	$560,080
Alhambra Elementary School District (Election of 1999); Series 1999 A, GO Bonds (INS -AGM)(a)(b)	0.00%	09/01/2020	1,925	1,916,087
Anaheim (City of), CA Public Financing Authority (Electric System Distribution Facilities); Series 2011
A, RB (c)(d)	5.38%	04/01/2021	2,500	2,630,275
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB (e)	5.00%	04/01/2056	3,465	4,244,001
Series 2017, Ref. RB	4.00%	04/01/2037	1,720	2,025,489
Series 2017, Ref. RB	4.00%	04/01/2049	630	728,923
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/2034	1,950	2,195,622
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds (b)	0.00%	08/01/2026	1,465	1,363,607
Series 2009, GO Bonds (b)	0.00%	08/01/2032	3,045	2,528,020
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization
Corp.); Series 2006 C, RB (b)	0.00%	06/01/2055	12,000	862,920
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.);
Series 2006, RB (b)	0.00%	06/01/2033	1,345	633,899
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2006, RB (f)	5.70%	06/01/2046	1,030	1,044,173
California (State of);
Series 2010, GO Bonds	5.25%	11/01/2040	3,000	3,088,620
Series 2011, GO Bonds	5.00%	09/01/2032	2,450	2,601,067
Series 2011, GO Bonds	5.00%	10/01/2041	2,500	2,659,025
Series 2012, Ref. GO Bonds	5.25%	02/01/2030	1,000	1,084,850
Series 2015, GO Bonds	5.00%	08/01/2045	1,000	1,206,960
Series 2016, GO Bonds (e)	5.00%	09/01/2045	3,400	4,203,454
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	1,370	1,706,801
California (State of) (Green Bonds); Series 2014, GO Bonds	5.00%	10/01/2037	1,745	2,051,213
California (State of) Community College Financing Authority (Orange Coast Properties LLC- Orange
Coast College); Series 2018, RB	5.25%	05/01/2048	665	807,130
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (g)	5.00%	04/01/2049	2,055	2,473,583
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	2,077,911
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,200,670
California (State of) Educational Facilities Authority (Pitzer College); Series 2009, RB (c)(d)	6.00%	04/01/2020	2,000	2,008,380
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB (e)	5.25%	04/01/2040	4,520	7,336,864
California (State of) Health Facilities Financing Authority; Series 2019, RB	5.00%	11/15/2049	1,690	2,079,342
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2011 A, RB	5.25%	03/01/2041	2,500	2,595,975
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,605,708
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,540,838
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,230,850
California (State of) Health Facilities Financing Authority (Children's Hospital Los Angeles);
Series 2010, RB (c)(d)	5.25%	07/01/2020	2,950	2,993,926
Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	2,071,360
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children's Hospital at
Stanford); Series 2017, RB	4.00%	11/15/2047	560	631,495
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	1,000	1,123,550
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB
(c)(d)	5.25%	11/15/2021	2,000	2,152,780

California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 B, RB (c)(d)	5.50%	08/15/2020	1,000	1,022,030
Series 2018 A, RB	5.00%	11/15/2048	3,000	3,700,860
California (State of) Housing Finance Agency;
Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	1,935	2,340,612
Series 2019 A-1, RB	4.25%	01/15/2035	1,684	2,112,878

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California–(continued)
California (State of) Housing Finance Agency (Verdant at Green Valley); Series 2019 A, RB (g)	5.00%	08/01/2049	$ 1,360	$ 1,646,062
California (State of) Municipal Finance Authority;
Series 2019 A, Ref. RB (g)	5.00%	11/01/2029	340	414,215
Series 2019 A, Ref. RB (g)	5.00%	11/01/2039	500	599,865
Series 2019 A, Ref. RB (g)	5.00%	11/01/2049	600	705,150
California (State of) Municipal Finance Authority (American Heritage Education Foundation);
Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,178,910
Series 2016 A, Ref. RB	5.00%	06/01/2046	1,640	1,906,730
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB (g)	5.00%	06/01/2038	280	336,703
Series 2018 A, RB (g)	5.00%	06/01/2048	380	449,589
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB (g)	5.00%	11/01/2046	1,000	1,160,480
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	1,200	1,370,748
Series 2014 A, RB	5.25%	08/15/2049	1,420	1,603,904
California (State of) Municipal Finance Authority (Caritas Projects);
Series 2012 A, RB	5.50%	08/15/2047	1,500	1,609,260
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,152,197
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing
Project); Series 2018, RB	5.00%	05/15/2043	1,650	2,032,685
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2042	625	762,725
Series 2017 A, Ref. RB	5.00%	02/01/2047	1,380	1,672,919
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB (c)(d)	5.50%	07/01/2020	1,000	1,015,710
Series 2010 A, RB (c)(d)	5.75%	07/01/2020	1,500	1,524,795
Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	1,188,960
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB (c)(d)	5.75%	01/01/2022	1,315	1,437,150
California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	1,695	2,034,814
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (h)	5.00%	12/31/2038	2,005	2,486,962
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,750	3,312,430
California (State of) Municipal Finance Authority (Orange (County of) Civic Center Infrastructure
Improvement Program - Phase I); Series 2017 A, RB	5.00%	06/01/2042	5,160	6,396,697
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A,
RB (g)	5.00%	07/01/2049	600	699,360
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A,
RB	5.25%	01/01/2034	620	714,618
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS
-Cal-Mortgage)(a)	5.00%	07/01/2049	1,400	1,782,046
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB	5.00%	05/15/2049	2,660	3,316,727
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB (h)	4.00%	07/15/2029	1,375	1,651,719
California (State of) Municipal Finance Authority (University of La Verne);
Series 2010 A, RB (c)(d)	6.12%	06/01/2020	1,000	1,013,460
Series 2017 A, Ref. RB	5.00%	06/01/2043	600	735,612
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	1,500	1,778,145
California (State of) Pollution Control Finance Authority; Series 2012, RB (g)(h)	5.00%	07/01/2037	3,000	3,276,840
California (State of) Pollution Control Financing Authority (San Diego County Water Authority);
Series 2019, Ref. RB (g)	5.00%	07/01/2039	2,000	2,474,160
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2015 B-1,
Ref. RB (h)	3.00%	11/01/2025	1,500	1,647,405
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB (g)	5.00%	07/01/2036	400	442,200
Series 2019 A, RB (g)	5.00%	07/01/2044	375	408,945
Series 2019 A, RB (g)	5.00%	07/01/2054	1,000	1,084,600
California (State of) Public Works Board (Various Capital); Series 2011 A, RB	5.13%	10/01/2031	2,000	2,135,700
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	3,000	3,510,480
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	840	961,363
Series 2015, RB (g)	5.00%	07/01/2045	1,265	1,438,469

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California–(continued)
California (State of) School Finance Authority (Aspire Public Schools);
Series 2015 A, Ref. RB (g)	5.00%	08/01/2045	$ 1,000	$ 1,135,810
Series 2016, Ref. RB (g)	5.00%	08/01/2046	750	851,625
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB
(g)	5.00%	07/01/2043	2,000	2,343,720

California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB (g)	5.00%	08/01/2045	1,500	1,723,470
Series 2018 A, RB (g)	5.00%	08/01/2038	1,000	1,227,160
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB (g)	5.00%	07/01/2045	500	575,340
Series 2017 A, RB (g)	5.00%	07/01/2037	590	717,629
Series 2017 A, RB (g)	5.00%	07/01/2047	370	441,850
California (State of) School Finance Authority (Kipp Socal Public Schools); Series 2019 A, RB (g)	5.00%	07/01/2049	1,700	2,109,513
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,550	1,660,329
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	775	940,672
Series 2015, Ref. RB	5.00%	03/01/2045	2,315	2,759,086
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public
Schools); Series 2012, RB	6.10%	07/01/2032	820	870,930
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	5.13%	11/01/2023	580	624,822
Series 2017 A, Ref. RB (g)	5.00%	11/01/2041	875	1,041,408
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated
Group); Series 2010, RB (c)(d)	5.25%	11/01/2020	1,675	1,725,853
California (State of) Statewide Communities Development Authority (Front Porch Communities &
Services); Series 2017, Ref. RB	5.00%	04/01/2047	2,015	2,420,821
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial
Hospital); Series 2014 A, RB (INS -AGM)(a)	5.25%	10/01/2043	600	688,752
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital);
Series 2014 B, Ref. RB	5.00%	07/01/2044	750	858,458
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A,
Ref. RB	5.00%	08/15/2051	3,000	3,582,300
California (State of) Statewide Communities Development Authority (Lancer Educational Student
Housing);
Series 2016, Ref. RB (g)	5.00%	06/01/2046	1,000	1,143,670
Series 2019, RB (g)	5.00%	06/01/2034	375	463,095
Series 2019, RB (g)	5.00%	06/01/2039	100	121,715
Series 2019, RB (g)	5.00%	06/01/2051	295	353,103
California (State of) Statewide Communities Development Authority (Loma Linda University Medical
Center);
Series 2014, RB	5.50%	12/01/2054	1,500	1,733,370
Series 2016 A, RB (g)	5.25%	12/01/2056	830	958,866
California (State of) Statewide Communities Development Authority (Methodist Hospital of Sothern
California); Series 2018; RB	5.00%	01/01/2048	495	596,891
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California
College of the Arts); Series 2019, RB (g)	5.25%	07/01/2039	1,640	1,982,744
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB	5.62%	10/01/2032	1,000	1,124,770
California (State of) Statewide Communities Development Authority (University of California - Irvine
East Campus Apartments); Series 2012, Ref. RB	5.38%	05/15/2038	2,000	2,104,580
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2006 A, RB (b)	0.00%	06/01/2046	8,000	1,591,040
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences
Obligated Group); Series 2015 A, Ref. RB	5.00%	11/01/2041	4,265	4,881,420
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts and Sciences
Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2035	1,000	1,151,550
California Infrastructure & Economic Development Bank (Broad Museum); Series 2011 A, RB	5.00%	06/01/2021	2,000	2,109,960
California Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,175,840
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,158,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California–(continued)
California State University;
Series 2012 A, RB (e)	5.00%	11/01/2037	$ 6,750	$ 7,491,218
Series 2018 A, Ref. RB	5.00%	11/01/2048	2,690	3,463,698
California Statewide Communities Development Authority (Statewide Community Infrastructure
Program); Series 2019 C, RB	5.00%	09/02/2049	150	178,983
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	1,870	2,191,210
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS -NATL)(a)(b)	0.00%	08/01/2029	735	639,604
Compton Unified School District; Series 2019 B, GO Bonds (INS -BAM)(a)	4.00%	06/01/2049	2,690	3,120,857
East Bay Municipal Utility District; Series 2010 A, Ref. RB (c)(d)	5.00%	06/01/2020	2,000	2,021,740
Eden (Township of), CA Healthcare District; Series 2010, Ref. COP (c)(d)	6.12%	06/01/2020	1,000	1,013,210
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds (b)	0.00%	08/01/2033	4,430	3,462,842
Emeryville (City of), CA Public Financing Authority (Alameda County);
Series 2014 A, Ref. RB (INS -AGM)(a)	5.00%	09/01/2032	445	522,345
Series 2014 A, Ref. RB (INS -AGM)(a)	5.00%	09/01/2033	385	451,178
Series 2014 A, Ref. RB (INS -AGM)(a)	5.00%	09/01/2034	500	585,225
Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	1,690	1,985,919
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS -AGM)(a)(b)	0.00%	01/15/2035	2,745	1,991,003
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	815	950,372
Series 2015, Ref. RB	5.00%	09/01/2045	905	1,042,243
Fullerton (City of), CA Community Facilities District No. 1 (Amerige Heights);
Series 2012, Ref. RB	5.00%	09/01/2026	1,960	2,156,980
Series 2012, Ref. RB	5.00%	09/01/2032	1,090	1,200,341
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds (b)(c)	0.00%	08/01/2029	615	545,923
Series 2009 A, GO Bonds (INS -AGC)(a)(b)	0.00%	08/01/2029	4,735	4,105,056
Series 2009 A, GO Bonds (b)(c)	0.00%	08/01/2031	2,235	1,906,075
Series 2009 A, GO Bonds (INS -AGC)(a)(b)	0.00%	08/01/2031	1,415	1,164,135
Glendora (City of), CA Public Finance Authority; Series 2003 A, RB (INS -NATL)(a)	5.00%	09/01/2024	2,200	2,207,502
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	2,000	2,264,020
Series 2015 A, Ref. RB	5.00%	06/01/2040	695	828,774
Series 2015 A, Ref. RB	5.00%	06/01/2045	1,165	1,383,985
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	1,000	1,265,640
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	2,240	2,378,589
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	3,000	3,185,610
Grossmont Union High School District; Series 2019 C-2, Ref. GO Bonds	4.00%	08/01/2044	2,155	2,577,078
Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS -AGM)(a)	5.00%	06/01/2036	1,270	1,558,366
Inglewood (City of), CA Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. RB (INS
-AMBAC)(a)	5.25%	05/01/2023	650	706,037
Inland Empire Tobacco Securitization Authority;
Series 2007 C-1, RB (b)	0.00%	06/01/2036	8,000	2,775,600
Series 2007 C-2, RB (b)	0.00%	06/01/2047	14,000	2,294,600
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	445	501,969
Series 2014, RB	5.00%	09/01/2049	445	500,242
Irvine Ranch Water District; Series 2016, RB (e)	5.25%	02/01/2046	4,305	5,361,878
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS -
BAM)(a)	5.00%	09/01/2038	3,500	4,082,085
Irvine Unified School District (Community Facilities District No. 06-1- Portola Springs); Series 2010, RB	6.70%	09/01/2035	515	527,339
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	600,980
Series 2018 A, Ref. RB	5.00%	09/01/2045	1,000	1,205,820
Long Beach (City of), CA;
Series 2010 A, RB	5.00%	06/01/2040	2,500	2,524,425
Series 2015, RB	5.00%	05/15/2045	2,370	2,734,435
Long Beach (City of), CA Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/2029	2,000	2,136,640
Long Beach (City of), CA Bond Finance Authority (Natural Gas Purchase); Series 2007 A, RB	5.50%	11/15/2032	2,665	3,759,835
Los Alamitos Unified School District; Series 2013, GO Bonds (f)	6.01%	08/01/2040	1,660	1,754,238

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California–(continued)
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref.
RB	5.00%	09/01/2031	$ 590	$690,648
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2010 A, RB	5.00%	05/15/2035	2,500	2,521,100
Series 2010 B, RB	5.00%	05/15/2040	1,000	1,008,380
Series 2013, RB (h)	5.00%	05/15/2043	3,000	3,342,690
Series 2019, RB (h)	5.00%	05/15/2049	2,000	2,516,100
Los Angeles (City of), CA Department of Water & Power;
Series 2011 A, RB (c)(d)	5.00%	07/01/2021	25	26,463
Series 2011 A, RB (e)	5.00%	07/01/2022	1,830	1,934,090
Series 2011 A, RB	5.25%	07/01/2039	1,500	1,554,810
Los Angeles (City of), CA Harbor Department; Series 2014 A, Ref. RB (h)	5.00%	08/01/2036	1,000	1,163,340
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled
Financing Program); Series 1999 A, COP (INS -AMBAC)(a)(b)	0.00%	08/01/2024	1,265	1,179,005
Marin (County of), CA Water District Financing Authority; Series 2017, RB	5.00%	07/01/2047	3,120	3,852,139
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS-AGC)(a)(b)	0.00%	08/01/2035	940	688,804
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS -AGC)(a)(b)	0.00%	08/01/2031	840	689,514
Mount San Antonio Community College District; Series 2019 A, GO Bonds	4.00%	08/01/2049	3,725	4,478,083
Mountain View Shoreline Regional Park Community; Series 2018 A, RB (INS - AGM)(a)	5.00%	08/01/2048	2,000	2,533,200
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (f)	6.25%	08/01/2043	2,035	2,209,969
National City (City of), CA Community Development Commission (National City Redevelopment);
Series 2011, RB (c)(d)	7.00%	08/01/2021	1,500	1,634,280
North Orange County Community College District (Election of 2014); Series 2019 B, GO Bonds	4.00%	08/01/2044	2,500	3,035,600
Northern California Transmission Agency (California-Oregon Transmission); Series 2016, Ref. RB	5.00%	05/01/2038	1,250	1,527,200
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2040	1,070	1,277,034
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	145,611
Series 2015 A, RB	5.25%	08/15/2045	1,810	2,110,732
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	2,000	2,350,640
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2039	1,325	1,656,396
Palomar Community College District; Series 2010, GO Bonds (f)	6.37%	08/01/2045	3,330	3,737,925
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	2,375	2,581,031
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2027	1,000	1,091,380
Rancho Water District Financing Authority; Series 2019 A, Ref. RB	4.00%	08/01/2038	1,500	1,869,750
Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A,
RB (INS -NATL)(a)	5.00%	09/01/2023	1,400	1,404,606
Regents of the University of California;
Series 2016 L, Ref. RB (e)	5.00%	05/15/2041	3,420	4,123,221
Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,813,570
Rialto Unified School District;
Series 2019 A, GO Bonds (INS -BAM)(a)(b)	0.00%	08/01/2042	1,765	905,727
Series 2019 A, GO Bonds (INS -BAM)(a)(b)	0.00%	08/01/2043	975	480,480
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith); Series 2015, RB	5.00%	09/01/2044	1,000	1,152,720
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. RB (INS -BAM)(a)	5.00%	10/01/2034	1,000	1,249,400
Series 2017 A, Ref. RB (INS -BAM)(a)	4.00%	10/01/2040	500	572,925
Riverside (County of), CA Transportation Commission; Series 2010 A, RB (c)(d)	5.00%	06/01/2020	1,500	1,516,125
Riverside Unified School District; Series 2019 B, GO Bonds	3.00%	08/01/2039	1,100	1,189,133
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,160,530
Roseville Joint Union High School District; Series 2020 C, GO Bonds	3.00%	08/01/2040	775	838,294
Sacramento (City of), CA; Series 2018 A, RB	5.00%	06/01/2043	2,000	2,499,780
Sacramento (County of), CA;
Series 2010, RB	5.00%	07/01/2040	2,200	2,228,622
Series 2018 C, Ref. RB (h)	5.00%	07/01/2039	1,685	2,121,988
San Bernardino Community College District;
Series 2019 A, GO Bonds	4.00%	08/01/2044	1,085	1,275,808
Series 2019 A, GO Bonds	4.00%	08/01/2049	6,030	7,051,482
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,000	2,181,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California–(continued)
San Diego (City of), CA Public Facilities Financing Authority;
Series 2016 A, Ref. RB	5.00%	05/15/2039	$ 1,565	$ 1,931,977
Series 2016 B, Ref. RB	5.00%	08/01/2036	1,500	1,872,945
Subseries 2012 A, Ref. RB	5.00%	08/01/2032	2,215	2,433,953
San Diego (City of), CA Regional Building Authority (County Operations Center); Series 2016 A, Ref. RB	5.00%	10/15/2034	1,500	1,832,775
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, RB (h)	5.00%	07/01/2037	1,000	1,245,020
Series 2019 B, Ref. RB (h)	4.00%	07/01/2044	220	256,793
Series 2019 B, Ref. RB (h)	5.00%	07/01/2049	870	1,102,290
San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB (e)	5.00%	04/01/2048	2,980	3,495,541
San Diego Community College District (Election of 2006); Series 2011, GO Bonds (c)(d)	5.00%	08/01/2021	2,500	2,657,250
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB (h)	5.00%	05/01/2023	5,000	5,244,600
Series 2011 G, Ref. RB (c)(d)	5.25%	05/03/2021	1,450	1,527,909
Series 2011 G, Ref. RB	5.25%	05/01/2028	550	579,216
Series 2018 D, RB (h)	5.25%	05/01/2048	4,500	5,686,785
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program);
Subseries 2011 A, RB (c)(d)	5.00%	11/01/2021	4,000	4,292,520
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay North
Redevelopment); Series 2011 C, RB (c)(d)	6.75%	02/01/2021	1,000	1,055,410
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South
Redevelopment); Series 2011 D, RB (c)(d)	7.00%	02/01/2021	500	528,650
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay
South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	1,060	1,218,322
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community
Facilities District No. 6 (Mission Bay South Public Improvement); Series 2013 A, Ref. RB	5.00%	08/01/2033	500	540,970
San Francisco (City of), CA Bay Area Rapid Transit District;
Series 2012 A, RB (c)(d)	5.00%	07/01/2022	730	804,489
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,823,925
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2016 Green Bond); Series 2017
A-1, GO Bonds (e)	5.00%	08/01/2047	3,425	4,305,156
San Joaquin Hills Transportation Corridor Agency;
Series 2014 A, Ref. RB	5.00%	01/15/2044	1,730	2,029,809
Series 2014 B, Ref. RB	5.25%	01/15/2044	2,000	2,375,300
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS
-AGM)(a)(b)	0.00%	09/01/2031	3,110	2,628,292
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB
(INS -AGM)(a)	5.00%	08/01/2030	1,500	1,587,135
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	5.00%	08/01/2049	1,670	2,174,474
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds (f)	6.62%	08/01/2042	1,010	1,109,505
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,780	1,912,147
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	960	1,074,806
Series 2013, RB	5.63%	09/01/2043	960	1,074,787
Santaluz Community Facilities District No. 2 (Improvement Area No. 1);
Series 2011 A, Ref. RB	5.00%	09/01/2028	820	870,110
Series 2011 A, Ref. RB	5.00%	09/01/2029	710	753,573
Series 2011 A, Ref. RB	5.10%	09/01/2030	460	488,975
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (b)	0.00%	06/01/2036	4,000	1,624,760
Simi Valley Unified School District; Series 2019 B, GO Bonds	4.00%	08/01/2048	2,000	2,347,980
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS -AGM)(a)(b)	0.00%	08/01/2028	3,480	3,065,915
Series 2007 C, GO Bonds (INS -AGM)(a)(b)	0.00%	08/01/2030	2,765	2,319,614
South Orange (County of), CA Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. RB	5.00%	08/15/2034	895	961,436
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB (e)	5.25%	07/01/2031	2,100	2,224,319
Series 2011-1, RB (e)	5.25%	07/01/2029	2,100	2,226,630
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2039	750	956,678
Series 2019, Ref. RB	5.00%	06/01/2048	1,000	1,247,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco California Tax-Free Income Fund

				Principal
		Interest	Maturity	Amount
		Rate	Date	(000)	Value
California–(continued)
Turlock Irrigation District; Series 2019, Ref. RB		5.00%	01/01/2044	$1,000	$1,309,010
Tustin (City of), CA Public Financing Authority; Series 2011 A, RB (c)(d)		5.00%	04/01/2021	1,000	1,048,080
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB
(INS-BAM)(a)		5.00%	09/01/2038	3,000	3,567,720
University of California; Series 2018 AZ, Ref. RB		4.00%	05/15/2048	2,000	2,351,300
West Contra Costa Unified School District; Series 2005, GO Bonds (INS -NATL)(a)(b)		0.00%	08/01/2025	2,500	2,356,350
Western Riverside (County of), CA Water & Wastewater Financing Authority (Eastern Municipal Water
District Improvement); Series 2009, RB (INS -AGC)(a)		5.62%	09/01/2039	1,000	1,003,560
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB		5.00%	06/01/2044	1,500	1,688,625
Woodland (City of), CA Community Facilities District 1; Series 2019, RB		5.00%	09/01/2044	1,155	1,359,712
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS-AGM)(a)(b)		0.00%	08/01/2024	4,685	4,484,810
					479,601,626
Guam–1.25%
Guam (Territory of); Series 2011 A, RB		5.12%	01/01/2042	1,500	1,588,020
Guam (Territory of) International Airport Authority; Series 2013 C, RB (h)		6.25%	10/01/2034	1,000	1,169,610
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB		5.00%	07/01/2035	765	868,336
Port Authority of Guam; Series 2018 A, RB		5.00%	07/01/2048	1,825	2,232,340
					5,858,306
Virgin Islands–0.93%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB (h)		5.00%	09/01/2029	1,645	1,706,688
Series 2014 A, Ref. RB (h)		5.00%	09/01/2033	1,500	1,548,750
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (g)		5.00%	09/01/2030	1,000	1,133,150
					4,388,588
Puerto Rico–0.36%
Children's Trust Fund; Series 2002, RB		5.38%	05/15/2033	700	719,264
Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB (b)		0.00%	07/01/2027	1,120	958,070
					1,677,334
TOTAL INVESTMENTS IN SECURITIES(i)–104.75% (Cost $442,133,947)					491,525,854
FLOATING RATE NOTE OBLIGATIONS–(5.50)%
Notes with interest and fee rates ranging from 1.65% to 1.70% at 02/29/2020 and
	contractual maturities of collateral ranging from 07/01/2022 to 05/01/2048 (See Note 1J)(j)				(25,810,000)
OTHER ASSETS LESS LIABILITIES–0.75%					3,527,842
NET ASSETS–100.00%					$469,243,696
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC – American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco California Tax-Free Income Fund

Notes to Schedule of Investments:

(a)Principal and/or interest payments are secured by the bond insurance company listed.

(b)Zero coupon bond issued at a discount.

(c)Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.

(f)Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(g)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $35,934,089, which represented 7.66% of the Fund's Net Assets.

(h)Security subject to the alternative minimum tax.

(i)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(j)Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 29, 2020. At February 29, 2020, the Fund's investments with a value of $46,946,372 are held by TOB Trusts and serve as collateral for the $25,810,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of February 29, 2020

Revenue Bonds	70.8%
General Obligation Bonds	20.5
Pre-Refunded Bonds	8.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco California Tax-Free Income Fund

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets:
Investments in securities, at value
(Cost $442,133,947)	$491,525,854
Receivable for:
Investments sold	3,285,300
Fund shares sold	222,566
Interest	4,882,340
Investment for trustee deferred compensation and
retirement plans	67,393
Other assets	47,775
Total assets	500,031,228
Liabilities:
Floating rate note obligations	25,810,000
Payable for:
Dividends	421,372
Fund shares reacquired	1,302,058
Amount due custodian	2,795,252
Accrued fees to affiliates	197,832
Accrued trustees' and officers' fees and benefits	3,486
Accrued other operating expenses	137,797
Trustee deferred compensation and retirement plans	119,735
Total liabilities	30,787,532
Net assets applicable to shares outstanding	$469,243,696
Net assets consist of:
Shares of beneficial interest	$431,925,698
Distributable earnings	37,317,998
$469,243,696
Net Assets:
Class A	$350,743,649
Class C	$54,454,694
Class Y	$45,072,391
Class R6	$18,972,962

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	28,130,189
Class C	4,338,060
Class Y	3,601,872
Class R6	1,514,898
Class A:
Net asset value per share	$12.47
Maximum offering price per share
(Net asset value of $12.47 ÷ 95.75%)	$13.02
Class C:
Net asset value and offering price per share	$12.55
Class Y:
Net asset value and offering price per share	$12.51
Class R6:
Net asset value and offering price per share	$12.52

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco California Tax-Free Income Fund

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Investment income:
Interest	$9,166,980
Expenses:
Advisory fees	1,049,971
Administrative services fees	30,901
Custodian fees	2,379
Distribution fees:
Class A	415,921
Class C	182,713
Interest, facilities and maintenance fees	507,899
Transfer agent fees — A, C and Y	160,689
Transfer agent fees — R6	2,578
Trustees' and officers' fees and benefits	10,484
Registration and filing fees	37,025
Reports to shareholders	16,183
Professional services fees	32,156
Other	13,287
Total expenses	2,462,186
Less: Expense offset arrangement(s)	(232)
Net expenses	2,461,954
Net investment income	6,705,026
Realized and unrealized gain from:
Net realized gain from investment securities	1,848,523
Change in net unrealized appreciation of investment securities	7,017,643
Net realized and unrealized gain	8,866,166
Net increase in net assets resulting from operations	$15,571,192

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco California Tax-Free Income Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	February 29,	August 31,
	2020	2019
Operations:
Net investment income	$6,705,026	$14,252,747
Net realized gain (loss)	1,848,523	(1,871,517)
Change in net unrealized appreciation	7,017,643	18,463,762
Net increase in net assets resulting from operations	15,571,192	30,844,992
Distributions to shareholders from distributable earnings:
Class A	(5,092,288)	(10,837,590)

Class C	(608,455)	(1,168,690)

Class Y	(724,547)	(1,628,259)

Class R6	(266,670)	(459,636)

Total distributions from distributable earnings	(6,691,960)	(14,094,175)
Share transactions–net:
Class A	5,375,040	18,441,202
Class C	9,002,489	(6,896,399)
Class Y	(3,134,279)	495,160
Class R6	4,227,366	2,313,966
Net increase in net assets resulting from share transactions	15,470,616	14,353,929
Net increase in net assets	24,349,848	31,104,746
Net assets:
Beginning of period	444,893,848	413,789,102
End of period	$469,243,696	$444,893,848

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco California Tax-Free Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Supplemental
											ratio of
											expenses
									Ratio of	Ratio of	to average
									expenses	expenses	net assets
			Net gains						to average	to average net	with fee waivers
			(losses)						net assets	assets without	(excluding	Ratio of net
	Net asset		on securities		Dividends				with fee waivers	fee waivers	interest,	investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	and/or	and/or	facilities and	income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	expenses	expenses	maintenance	to average	Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return (b)	(000's omitted)	absorbed	absorbed	fees)	net assets	turnover (c)
Class A									1.08%(d)	1.08%(d)	0.86%(d)	3.02%(d)
Six months ended 02/29/20	$12.24	$0.17	$ 0.24	$ 0.41	$(0.18)	$12.47	3.41%	$350,744					7%
Year ended 08/31/19	11.76	0.41	0.47	0.88	(0.40)	12.24	7.71	338,797	1.02	1.02	0.88	3.45	17
Year ended 08/31/18	12.12	0.41	(0.35)	0.06	(0.42)	11.76	0.48	307,176	1.27	1.27	0.92	3.46	18
Year ended 08/31/17	12.63	0.45	(0.51)	(0.06)	(0.45)	12.12	(0.41)	338,904	1.02	1.02	0.88	3.70	18
Year ended 08/31/16	12.09	0.46	0.54	1.00	(0.46)	12.63	8.37	353,372	0.94	0.94	0.87	3.71	7
Year ended 08/31/15	12.15	0.48	(0.06)	0.42	(0.48)	12.09	3.48	300,873	0.91	0.91	0.86	3.94	12
Class C									1.58(d)	1.58(d)	1.36(d)	2.52(d)	7
Six months ended 02/29/20	12.32	0.16	0.22	0.38	(0.15)	12.55	3.14	54,455
Year ended 08/31/19	11.84	0.35	0.47	0.82	(0.34)	12.32	7.11	44,332	1.52	1.52	1.38	2.95	17
Year ended 08/31/18	12.19	0.36	(0.35)	0.01	(0.36)	11.84	0.07(e)	50,017	1.75(e)	1.75(e)	1.40(e)	2.98(e)	18
Year ended 08/31/17	12.71	0.39	(0.52)	(0.13)	(0.39)	12.19	(0.94)	52,424	1.52	1.52	1.38	3.20	18
Year ended 08/31/16	12.16	0.40	0.54	0.94	(0.39)	12.71	7.88	57,137	1.44	1.44	1.37	3.21	7
Year ended 08/31/15	12.23	0.42	(0.07)	0.35	(0.42)	12.16	2.87	28,335	1.41	1.41	1.36	3.44	12
Class Y									0.83(d)	0.83(d)	0.61(d)	3.27(d)	7
Six months ended 02/29/20	12.28	0.20	0.23	0.43	(0.20)	12.51	3.53	45,072
Year ended 08/31/19	11.81	0.44	0.46	0.90	(0.43)	12.28	7.85	47,414	0.77	0.77	0.63	3.70	17
Year ended 08/31/18	12.16	0.44	(0.34)	0.10	(0.45)	11.81	0.83	45,078	1.03	1.03	0.68	3.70	18
Year ended 08/31/17	12.68	0.48	(0.52)	(0.04)	(0.48)	12.16	(0.24)	45,285	0.77	0.77	0.63	3.95	18
Year ended 08/31/16	12.13	0.49	0.55	1.04	(0.49)	12.68	8.70	39,091	0.69	0.69	0.62	3.96	7
Year ended 08/31/15	12.20	0.51	(0.07)	0.44	(0.51)	12.13	3.65	23,698	0.66	0.66	0.61	4.19	12
Class R6									0.79(d)	0.79(d)	0.57(d)	3.31(d)	7
Six months ended 02/29/20	12.29	0.22	0.21	0.43	(0.20)	12.52	3.54	18,973
Year ended 08/31/19	11.80	0.45	0.48	0.93	(0.44)	12.29	8.12	14,350	0.67	0.67	0.53	3.80	17
Year ended 08/31/18	12.17	0.45	(0.37)	0.08	(0.45)	11.80	0.70	11,518	0.96	0.96	0.61	3.77	18
Year ended 08/31/17(f)	11.97	0.19	0.21	0.40	(0.20)	12.17	3.40	10	0.81(g)	0.81(g)	0.67(g)	3.91(g)	18

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)Ratios are annualized and based on average daily net assets (000's omitted) of $339,076, $48,992, $44,810 and $16,373 for Class A, Class C, Class Y and Class R6 shares, respectively.

(e)The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.74% for the year ended August 31, 2018, respectively.

(f)Commencement date of April 04, 2017.

(g)Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco California Tax-Free Income Fund

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Invesco California Tax-Free Income Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund's investment objective is to provide a high level of current income exempt from federal and California income tax, consistent with the preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

17	Invesco California Tax-Free Income Fund

E.Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the

Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares ("VMTP Shares"), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

H.Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.Indemnifications – Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds ("TOBs"), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund ("TOB Trusts") in exchange for cash and residual interests in the TOB Trusts' assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund's net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event ("liquidity shortfall"). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund's floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Volcker Rule") prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities' investments in, and relationships with, "covered funds", as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as "sponsors" of TOB Trusts. These duties may be performed by a third-party service provider. The Fund's expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the "Risk Retention Rules"). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust's municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund's ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

18	Invesco California Tax-Free Income Fund

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund's net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund's investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund's investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund's transaction costs.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 500 million	0.470%
Next $250 million	0.445%

Next $250 million	0.420%
Next $250 million	0.395%
Over $1.25 billion	0.370%

For the six months ended February 29, 2020, the effective advisory fee rate incurred by the Fund was 0.47%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.00%, 1.25% and 1.25%, respectively, of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company ("SSB") serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund's custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. ("IDI"), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; and (2) Class C — up to 0.75% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. For the six months ended February 29, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $21,925 in front-end sales commissions from the sale of Class A shares and $2,809 and $2,928 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily

19	Invesco California Tax-Free Income Fund

available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2020, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six-month period ended February 29, 2020, the Fund engaged in securities purchases of $15,103,815 and securities sales of $3,100,503, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $232.

NOTE 6—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees' and Officers' Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund's total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 29, 2020 were $32,286,667 and 3.01%, respectively.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2019, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$6,736,518	$7,966,645	$14,703,163

*Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $51,645,736 and $35,282,221, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

20	Invesco California Tax-Free Income Fund

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments				$50,916,594
Aggregate unrealized (depreciation) of investments				(968,272)
Net unrealized appreciation of investments				$49,948,322
Cost of investments for tax purposes is $441,577,532.
NOTE 10—Share Information
		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	1,727,055	$ 20,964,042	4,000,251	$ 47,078,118
Class C	1,445,081	17,651,244	1,645,859	19,721,627
Class Y	326,987	3,995,491	1,499,545	17,698,899
Class R6	527,292	6,428,704	601,650	7,116,777
Issued as reinvestment of dividends:
Class A	245,604	2,993,149	545,922	6,434,972
Class C	36,970	453,722	65,281	773,478
Class Y	34,730	424,808	77,828	922,154
Class R6	15,312	187,599	27,638	327,286
Automatic conversion of Class C shares to Class A shares:
Class A	146,064	1,770,817	1,434,710	16,662,817
Class C	(145,106)	(1,770,817)	(1,426,104)	(16,662,817)
Reacquired:
Class A	(1,675,996)	(20,352,968)	(4,405,048)	(51,734,705)

Class C	(597,659)	(7,331,660)	(910,449)	(10,728,687)

Class Y	(620,839)	(7,554,578)	(1,533,560)	(18,125,893)

Class R6	(195,310)	(2,388,937)	(437,384)	(5,130,097)
Net increase in share activity	1,270,185	$ 15,470,616	1,186,139	$ 14,353,929

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—Significant Event

The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Oppenheimer Rochester® California Municipal Fund (the "Acquiring Fund").

The reorganization is expected to be consummated on May 15, 2020. Upon closing of the reorganization, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund will liquidate and cease operations.

NOTE 12—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

21	Invesco California Tax-Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
			ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Class A	$1,000.00	$1,034.10	$5.46	$1,019.49	$5.42	1.08%

Class C	1,000.00	1,031.40	8.03	1,016.96	7.97	1.59

Class Y	1,000.00	1,035.30	4.25	1,020.69	4.22	0.84

Class R6	1,000.00	1,035.40	4.00	1,020.93	3.97	0.79

1The actual ending account value is based on the actual total return of the Fund for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

22	Invesco California Tax-Free Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	MS-CTFI-SAR-1

Semiannual Report to Shareholders	February 29, 2020

Invesco Core Plus Bond Fund

Nasdaq:

A: ACPSX ￿ C: CPCFX ￿ R: CPBRX ￿ Y: CPBYX ￿ R5: CPIIX ￿ R6: CPBFX

2Letters to Shareholders

3 Fund Performance

5 Schedule of Investments

30 Financial Statements

33 Financial Highlights

34 Notes to Financial Statements

43 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco's efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you'll find detailed information about our funds, including perfor- mance, holdings and portfolio manager commentaries. You can access information about your account by com- pleting a simple, secure online registration. To do so, select "Log In" on the right side of the homepage, and then select "Register for Individual Account Access."

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.inves- co.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2Invesco Core Plus Bond Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, August 31, 2019 to February 29, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.55%
Class C Shares	3.26
Class R Shares	3.52
Class Y Shares	3.68
Class R5 Shares	3.77
Class R6 Shares	3.70
Bloomberg Barclays U.S. Aggregate Bond Index￿ (Broad Market/Style-Specific
Index)	3.39
Lipper Core Plus Bond Funds Index￿ (Peer Group Index)	3.22

Source(s): ￿RIMES Technologies Corp.; ￿Lipper Inc.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

The Lipper Core Plus Bond Funds Index is an unmanaged index considered representa- tive of core plus bond funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate sig- nificantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund's portfolio managers by visiting invesco.com/us. Click on "Products" and select "Mutual Funds." Use the "Product Finder" to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund's investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco's investment professionals share their in- sights about market and economic news and trends.

3Invesco Core Plus Bond Fund

Average Annual Total Returns

As of 2/29/20, including maximum applicable sales charges

Class A Shares

Inception (6/3/09)		4.63%
10 Years		4.15
5	Years	3.02
1	Year	7.50
Class C Shares
Inception (6/3/09)		4.31%
10 Years		3.82
5	Years	3.15
1	Year	10.51
Class R Shares
Inception (6/3/09)		4.79%
10 Years		4.34
5	Years	3.67
1	Year	11.96
Class Y Shares
Inception (6/3/09)		5.32%
10 Years		4.87
5	Years	4.18
1	Year	12.50
Class R5 Shares
Inception (6/3/09)		5.32%
10 Years		4.87
5	Years	4.21
1	Year	12.62
Class R6 Shares
10 Years		4.84%
5	Years	4.26
1	Year	12.57

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month- end performance. Performance figures re- flect reinvested distributions, changes in net asset value and the effect of the maxi- mum sales charge unless otherwise stated. Performance figures do not reflect deduc- tion of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, perfor- mance is at net asset value.

The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Fund performance reflects any applicable fee waivers and/or expense reimburse- ments. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more informa- tion.

4Invesco Core Plus Bond Fund

Schedule of Investments(a)

February 29, 2020 (Unaudited)

Principal

AmountValue

U.S. Dollar Denominated Bonds & Notes–44.44%

Advertising–0.24%
Lamar Media Corp.,
3.75%, 02/15/2028(b)	$8,306,000	$8,350,022
4.00%, 02/15/2030(b)	2,817,000	2,824,042
		11,174,064
Aerospace & Defense–0.05%
L3Harris Technologies, Inc.,
3.85%, 12/15/2026(b)	600,000	662,956
Moog, Inc., 4.25%,
12/15/2027(b)	179,000	182,580
Northrop Grumman Corp.,
3.25%, 01/15/2028	300,000	325,174
Spirit AeroSystems, Inc., 4.60%,
06/15/2028	115,000	114,274
TransDigm UK Holdings PLC,
6.88%, 05/15/2026	321,000	337,964
TransDigm, Inc.,
6.50%, 07/15/2024	128,000	131,147
6.50%, 05/15/2025	216,000	223,406
Triumph Group, Inc., 7.75%,
08/15/2025	396,000	393,194
		2,370,695
Agricultural & Farm Machinery–0.01%
Titan International, Inc., 6.50%,
11/30/2023	582,000	438,197
Agricultural Products–0.00%
JBS Investments II GmbH,
5.75%, 01/15/2028(b)	200,000	209,370
Air Freight & Logistics–0.00%
XPO Logistics, Inc., 6.50%,
06/15/2022(b)	67,000	67,079
Airlines–2.99%
American Airlines Group, Inc.,
5.00%, 06/01/2022(b)	3,631,000	3,644,616
American Airlines Pass Through Trust,
Series 2017-1, Class B,
4.95%, 02/15/2025	4,324,403	4,649,000
Series 2017-2, Class B,
3.70%, 10/15/2025	5,535,423	5,726,597
Series 2017-2, Class A,
3.60%, 10/15/2029	7,186,061	7,701,257
Series 2019-1, Class AA,
3.15%, 02/15/2032	5,197,721	5,610,414
Avianca Holdings S.A. (Colombia),
9.00%, 05/10/2023(b)	8,219,000	6,965,602
British Airways Pass Through
Trust (United Kingdom),
Series 2019-1, Class A,
3.35%, 06/15/2029(b)	6,303,000	6,719,485
Delta Air Lines Pass Through
Trust, Series 2019-1, Class A,
3.40%, 04/25/2024	2,033,000	2,165,132
	Principal
	Amount	Value
Airlines–(continued)
Delta Air Lines, Inc.,
2.88%, 03/13/2020	$4,744,000	$4,744,685
2.60%, 12/04/2020	8,050,000	8,114,476
3.40%, 04/19/2021	2,569,000	2,616,915
3.63%, 03/15/2022	7,899,000	8,139,331
3.80%, 04/19/2023	4,552,000	4,739,023
2.90%, 10/28/2024	12,353,000	12,460,271
3.75%, 10/28/2029	9,068,000	9,101,182
LATAM Airlines Group S.A. Pass
Through Trust (Chile),
Series 2015-1, Class A,
4.20%, 11/15/2027	5,000,386	5,179,638
Latam Finance Ltd. (Chile),
7.00%, 03/01/2026(b)	225,000	225,413
Norwegian Air Shuttle ASA Pass
Through Trust (Norway),
Series 2016-1, Class B,
7.50%, 11/10/2023(b)	14,200,008	15,060,707
Southwest Airlines Co., 2.63%,
02/10/2030	7,980,000	8,033,530
United Airlines Pass Through Trust,
Series 2019-2, Class B,
3.50%, 05/01/2028	6,642,000	6,891,551
Series 2018-1, Class AA,
3.50%, 03/01/2030	11,299,276	12,302,854
		140,791,679
Alternative Carriers–0.15%
CenturyLink, Inc.,
Series S, 6.45%,
06/15/2021	503,000	522,994
Series Y, 7.50%,
04/01/2024	491,000	551,351
4.00%, 02/15/2027(b)	4,271,000	4,302,606
Level 3 Financing, Inc.,
5.38%, 05/01/2025	837,000	856,180
5.25%, 03/15/2026	658,000	680,602
		6,913,733
Aluminum–0.10%
Alcoa Nederland Holding B.V.,
6.75%, 09/30/2024(b)	350,000	359,628
Novelis Corp., 4.75%,
01/30/2030(b)	235,000	231,399
PT Indonesia Asahan Aluminium
(Persero) (Indonesia),
5.23%, 11/15/2021(b)	3,530,000	3,698,018
5.71%, 11/15/2023(b)	200,000	221,113
		4,510,158
Apparel Retail–0.08%
L Brands, Inc.,
5.63%, 02/15/2022	2,188,000	2,296,043
6.88%, 11/01/2035	645,000	655,820
6.75%, 07/01/2036	357,000	362,391
Michaels Stores, Inc., 8.00%,
07/15/2027(b)	319,000	266,509
		3,580,763

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Apparel, Accessories & Luxury Goods–0.01%
Hanesbrands, Inc.,
4.63%, 05/15/2024(b)	$33,000	$34,554
4.88%, 05/15/2026(b)	588,000	617,018
		651,572
Asset Management & Custody Banks–0.66%
Affiliated Managers Group, Inc.,
4.25%, 02/15/2024	660,000	717,547
Apollo Management Holdings L.P.,
4.00%, 05/30/2024(b)	5,598,000	6,116,784
4.95%, 01/14/2050(b)	15,780,000	15,883,391
Blackstone Holdings Finance Co.
LLC, 5.00%, 06/15/2044(b)	3,581,000	4,640,231
Carlyle Holdings II Finance LLC,
5.63%, 03/30/2043(b)	2,866,000	3,639,780
		30,997,733
Auto Parts & Equipment–0.02%
Adient Global Holdings Ltd.,
4.88%, 08/15/2026(b)	200,000	173,005
Dana, Inc., 5.38%, 11/15/2027	177,000	179,212
Panther BF Aggregator 2
L.P./Panther Finance Co., Inc.
(Canada),
6.25%, 05/15/2026(b)	162,000	166,710
8.50%, 05/15/2027(b)	214,000	218,141
Tenneco, Inc., 5.00%,
07/15/2026	207,000	178,543
		915,611
Automobile Manufacturers–2.03%
Ford Motor Credit Co. LLC,
5.09%, 01/07/2021	12,522,000	12,849,736
3.81%, 10/12/2021	8,681,000	8,858,946
5.60%, 01/07/2022	7,258,000	7,660,162
3.09%, 01/09/2023	6,790,000	6,812,487
5.58%, 03/18/2024	14,479,000	15,501,192
General Motors Co., 4.88%,
10/02/2023	370,000	402,476
General Motors Financial Co., Inc.,
2.73%, (3 mo. USD LIBOR +
0.85%), 04/09/2021(c)	6,385,000	6,407,377
3.55%, 07/08/2022	9,923,000	10,246,233
Hyundai Capital America,
2.38%, 02/10/2023(b)	3,400,000	3,431,505
4.30%, 02/01/2024(b)	5,808,000	6,258,452
J.B. Poindexter & Co., Inc.,
7.13%, 04/15/2026(b)	647,000	684,786
Toyota Motor Corp. (Japan),
3.42%, 07/20/2023	300,000	321,387
Toyota Motor Credit Corp.,
2.15%, 02/13/2030	7,376,000	7,470,084
Volkswagen Group of America
Finance LLC (Germany),
2.65%, (3 mo. USD LIBOR +
0.94%), 11/12/2021(b)(c)	7,881,000	7,961,823
3.20%, 09/26/2026(b)	613,000	644,491
		95,511,137
Automotive Retail–0.05%
Asbury Automotive Group, Inc.,
4.75%, 03/01/2030(b)	135,000	137,700
	Principal
	Amount	Value
Automotive Retail–(continued)
Lithia Motors, Inc.,
5.25%, 08/01/2025(b)	$85,000	$88,860
4.63%, 12/15/2027(b)	128,000	131,351
Murphy Oil USA, Inc., 5.63%,
05/01/2027	507,000	537,244
O'Reilly Automotive, Inc., 3.90%,
06/01/2029	700,000	797,027
Penske Automotive Group, Inc.,
5.50%, 05/15/2026	627,000	651,672
		2,343,854
Biotechnology–1.15%
AbbVie, Inc.,
2.30%, 11/21/2022(b)	21,706,000	22,078,482
2.60%, 11/21/2024(b)	24,104,000	24,925,304
Amgen, Inc., 3.15%,
02/21/2040	7,087,000	7,328,215
		54,332,001
Brewers–0.02%
Anheuser-Busch Cos.
LLC/Anheuser-Busch InBev
Worldwide, Inc. (Belgium),
3.65%, 02/01/2026	485,000	529,029
Molson Coors Beverage Co.,
5.00%, 05/01/2042	298,000	337,715
		866,744
Broadcasting–0.04%
AMC Networks, Inc.,
5.00%, 04/01/2024	155,000	156,162
4.75%, 08/01/2025	262,000	261,682
Discovery Communications LLC,
5.20%, 09/20/2047	365,000	432,277
Gray Television, Inc., 7.00%,
05/15/2027(b)	199,000	216,233
iHeartCommunications, Inc.,
8.38%, 05/01/2027	330,000	358,974
TV Azteca S.A.B. de C.V. (Mexico),
8.25%, 08/09/2024(b)	265,000	240,378
ViacomCBS, Inc., 3.50%,
01/15/2025	275,000	294,026
		1,959,732
Building Products–0.03%
Advanced Drainage Systems, Inc.,
5.00%, 09/30/2027(b)	165,000	171,039
Owens Corning, 4.20%,
12/01/2024	500,000	544,859
Standard Industries, Inc.,
6.00%, 10/15/2025(b)	486,000	509,080
5.00%, 02/15/2027(b)	206,000	211,959
		1,436,937
Cable & Satellite–0.70%
Altice Financing S.A.
(Luxembourg), 7.50%,
05/15/2026(b)	400,000	421,760
CCO Holdings LLC/CCO Holdings
Capital Corp.,
5.75%, 09/01/2023	245,000	247,787
5.75%, 02/15/2026(b)	2,134,000	2,222,668
4.50%, 08/15/2030(b)	87,000	88,142

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Cable & Satellite–(continued)
Charter Communications
Operating LLC/Charter
Communications Operating Capital
Corp.,
4.46%, 07/23/2022	$265,000	$281,333
4.91%, 07/23/2025	260,000	291,492
5.38%, 04/01/2038	5,533,000	6,363,680
Comcast Corp.,
3.95%, 10/15/2025	4,479,000	5,015,823
4.60%, 10/15/2038	5,889,000	7,423,351
3.40%, 07/15/2046	500,000	539,054
Cox Communications, Inc.,
3.35%, 09/15/2026(b)	2,645,000	2,825,071
CSC Holdings LLC,
7.75%, 07/15/2025(b)	395,000	416,721
10.88%, 10/15/2025(b)	500,000	549,538
5.50%, 05/15/2026(b)	200,000	207,536
5.75%, 01/15/2030(b)	226,000	239,278
DISH DBS Corp.,
5.88%, 11/15/2024	576,000	592,021
7.75%, 07/01/2026	156,000	167,920
Globo Comunicacao e Participacoes
S.A. (Brazil),
5.13%, 03/31/2027(b)	267,000	277,108
4.88%, 01/22/2030(b)	2,475,000	2,479,331
Sirius XM Radio, Inc., 5.38%,
07/15/2026(b)	655,000	679,448
Telenet Finance Luxembourg
Notes S.a r.l. (Belgium),
5.50%, 03/01/2028(b)	400,000	424,400
UPC Holding B.V. (Netherlands),
5.50%, 01/15/2028(b)	200,000	203,190
Virgin Media Secured Finance PLC
(United Kingdom), 5.50%,
08/15/2026(b)	700,000	721,973
VTR Finance B.V. (Chile), 6.88%,
01/15/2024(b)	224,000	228,853
Ziggo B.V. (Netherlands), 5.50%,
01/15/2027(b)	225,000	232,175
		33,139,653
Casinos & Gaming–0.04%
Boyd Gaming Corp.,
6.38%, 04/01/2026	175,000	182,761
6.00%, 08/15/2026	136,000	140,086
MGM Resorts International,
7.75%, 03/15/2022	110,000	120,646
6.00%, 03/15/2023	485,000	522,993
4.63%, 09/01/2026	377,000	392,956
Studio City Finance Ltd. (Macau),
7.25%, 02/11/2024(b)	200,000	209,917
Wynn Las Vegas LLC/Wynn Las
Vegas Capital Corp., 5.50%,
03/01/2025(b)	468,000	460,390
		2,029,749
Coal & Consumable Fuels–0.01%
SunCoke Energy Partners
L.P./SunCoke Energy Partners
Finance Corp., 7.50%,
06/15/2025(b)	717,000	647,085
	Principal
	Amount	Value
Commodity Chemicals–0.14%
Alpek S.A.B. de C.V. (Mexico),
4.50%, 11/20/2022(b)	$300,000	$312,097
4.25%, 09/18/2029(b)	4,689,000	4,902,349
Koppers, Inc., 6.00%,
02/15/2025(b)	171,000	168,861
Nufarm Australia Ltd./Nufarm
Americas, Inc. (Australia),
5.75%, 04/30/2026(b)	182,000	179,788
Olin Corp., 5.63%, 08/01/2029	942,000	952,032
		6,515,127
Communications Equipment–0.02%
Hughes Satellite Systems Corp.,
7.63%, 06/15/2021	249,000	262,665
5.25%, 08/01/2026	660,000	725,404
		988,069
Construction & Engineering–0.02%
AECOM, 5.13%, 03/15/2027	105,000	108,792
Bioceanico Sovereign Certificate
Ltd. (Cayman Islands), 0.00%,
06/05/2034(b)(d)	150,000	109,500
Rutas 2 and 7 Finance Ltd.,
0.00%, 09/30/2036(b)(d)	240,000	168,225
Valmont Industries, Inc., 5.00%,
10/01/2044	299,000	344,712
		731,229
Construction Machinery & Heavy Trucks–0.12%
Ashtead Capital, Inc. (United
Kingdom), 4.00%,
05/01/2028(b)	4,845,000	4,896,944
Oshkosh Corp., 5.38%,
03/01/2025	379,000	389,386
Westinghouse Air Brake
Technologies Corp., 4.95%,
09/15/2028	236,000	268,574
		5,554,904
Construction Materials–0.78%
Carrier Global Corp.,
2.24%, 02/15/2025(b)	15,945,000	16,241,085
2.49%, 02/15/2027(b)	6,445,000	6,567,482
2.72%, 02/15/2030(b)	13,520,000	13,743,219
		36,551,786
Consumer Finance–0.45%
Ally Financial, Inc.,
8.00%, 03/15/2020	145,000	145,348
4.13%, 03/30/2020	4,449,000	4,462,391
5.13%, 09/30/2024	919,000	1,020,003
4.63%, 03/30/2025	750,000	818,996
Credit Acceptance Corp.,
5.13%, 12/31/2024(b)	3,063,000	3,162,547
6.63%, 03/15/2026(b)	5,071,000	5,336,682
Discover Bank, 3.45%,
07/27/2026	335,000	357,135
Navient Corp.,
8.00%, 03/25/2020	78,000	78,407
7.25%, 01/25/2022	935,000	985,752
7.25%, 09/25/2023	940,000	1,012,841
5.00%, 03/15/2027	329,000	319,031

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Consumer Finance–(continued)
Synchrony Financial, 4.50%,
07/23/2025	$670,000	$736,836
Unifin Financiera S.A.B. de C.V.,
SOFOM, E.N.R. (Mexico),
7.38%, 02/12/2026(b)	3,013,000	3,011,953
		21,447,922
Copper–0.59%
First Quantum Minerals Ltd.
(Zambia), 7.50%,
04/01/2025(b)	600,000	572,751
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027	8,563,000	8,467,694
4.13%, 03/01/2028	8,757,000	8,309,079
4.25%, 03/01/2030	8,757,000	8,251,283
5.40%, 11/14/2034	1,706,000	1,667,918
Southern Copper Corp. (Peru),
7.50%, 07/27/2035	200,000	283,284
Taseko Mines Ltd. (Canada),
8.75%, 06/15/2022(b)	543,000	490,227
		28,042,236
Data Processing & Outsourced Services–0.38%
Alliance Data Systems Corp.,
4.75%, 12/15/2024(b)	4,431,000	4,358,996
Cardtronics, Inc./Cardtronics
USA, Inc., 5.50%,
05/01/2025(b)	254,000	261,091
PayPal Holdings, Inc.,
2.65%, 10/01/2026	7,602,000	7,946,405
2.85%, 10/01/2029	5,268,000	5,541,541
		18,108,033
Department Stores–0.01%
Kohl's Corp., 5.55%,
07/17/2045	298,000	319,753
SACI Falabella (Chile), 3.75%,
10/30/2027(b)	200,000	208,059
		527,812
Distillers & Vintners–0.13%
Constellation Brands, Inc.,
2.39%, (3 mo. USD LIBOR +
0.70%), 11/15/2021(c)	5,132,000	5,132,817
4.65%, 11/15/2028	700,000	813,326
		5,946,143
Diversified Banks–6.50%
ABN AMRO Bank N.V.
(Netherlands), 2.45%,
06/04/2020(b)	6,244,000	6,258,971
Africa Finance Corp.
(Supranational), 4.38%,
04/17/2026(b)	20,285,000	21,955,673
Australia & New Zealand Banking
Group Ltd. (Australia),
2.95%, 07/22/2030(b)	7,804,000	7,982,426
6.75%(b)(e)	5,945,000	6,715,383
Banco de Bogota S.A. (Colombia),
4.38%, 08/03/2027(b)	400,000	427,043
Banco del Estado de Chile (Chile),
4.13%, 10/07/2020(b)	300,000	303,481
2.70%, 01/09/2025(b)	6,310,000	6,388,875
	Principal
	Amount	Value
Diversified Banks–(continued)
Banco do Brasil S.A. (Brazil),
8.50%(b)(e)	$5,349,000	$5,467,721
Banco Mercantil del Norte S.A.
(Mexico), 6.75% (5 yr.
U.S. Treasury Yield Curve Rate
+ 4.97%)(b)(e)	200,000	211,857
Banco Safra S.A. (Brazil), 4.13%,
02/08/2023(b)	250,000	256,354
Bank of America Corp., 4.20%,
08/26/2024	4,663,000	5,122,139
Barclays Bank PLC (United
Kingdom), 7.63%,
11/21/2022	200,000	222,974
Barclays PLC (United Kingdom),
4.84%, 05/09/2028	2,345,000	2,596,049
BBVA Bancomer S.A. (Mexico),
7.25%, 04/22/2020(b)	1,586,000	1,593,851
4.38%, 04/10/2024(b)	1,385,000	1,479,076
BNP Paribas S.A. (France),
2.38%, 05/21/2020	6,282,000	6,292,575
4.38%, 03/01/2033(b)	12,580,000	13,915,225
4.50%(b)(e)	13,413,000	12,817,798
Citigroup, Inc.,
5.50%, 09/13/2025	6,552,000	7,676,054
4.45%, 09/29/2027	9,614,000	10,873,313
Series Q, 5.95%(e)	1,480,000	1,501,882
Series T, 6.25%(e)	6,669,000	7,413,694
Series U, 5.00%(e)	17,572,000	18,014,727
Credit Agricole S.A. (France),
8.13%(b)(e)	202,000	239,044
Development Bank of Kazakhstan
JSC (Kazakhstan), 4.13%,
12/10/2022(b)	300,000	312,678
DIB Sukuk Ltd. (United Arab
Emirates), 3.66%,
02/14/2022(b)	200,000	204,751
Export-Import Bank of India
(India), 3.38%,
08/05/2026(b)	200,000	209,107
Federation des caisses Desjardins
du Quebec (Canada), 2.05%,
02/10/2025(b)	11,876,000	12,028,968
Global Bank Corp. (Panama),
4.50%, 10/20/2021(b)	7,642,000	7,844,513
HSBC Holdings PLC (United Kingdom),
2.69%, (3 mo. USD LIBOR +
1.00%), 05/18/2024(c)	6,489,000	6,532,476
4.38%, 11/23/2026	570,000	619,789
6.00%(e)	10,561,000	10,981,697
Industrial Senior Trust
(Guatemala), 5.50%,
11/01/2022(b)	500,000	525,360
ING Bank N.V. (Netherlands),
2.75%, 03/22/2021(b)	5,088,000	5,145,737

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
2.30%, 08/15/2021	$8,152,000	$8,167,080
2.70%, (3 mo. USD LIBOR +
0.89%), 07/23/2024(c)	14,136,000	14,263,370
3.63%, 12/01/2027	5,110,000	5,542,416
3.78%, 02/01/2028	650,000	720,159
Series W, 2.69% (3 mo. USD
LIBOR + 1.00%),
05/15/2047(c)	11,797,000	10,460,931
Series I, 5.24% (3 mo. USD
LIBOR + 3.47%)(c)(e)	6,081,000	6,079,449
Lloyds Banking Group PLC (United
Kingdom), 4.65%,
03/24/2026	500,000	548,197
Multibank, Inc. (Panama),
4.38%, 11/09/2022(b)	200,000	208,662
National Australia Bank Ltd.
(Australia), 3.93%,
08/02/2034(b)	920,000	1,006,466
QNB Finance Ltd. (Qatar), 2.13%,
09/07/2021(b)	340,000	339,484
Royal Bank of Scotland Group PLC
(The) (United Kingdom),
3.75%, 11/01/2029	4,285,000	4,456,585
Shinhan Financial Group Co. Ltd.
(South Korea), 3.34%,
02/05/2030(b)	200,000	209,549
SMBC Aviation Capital Finance DAC
(Ireland),
3.00%, 07/15/2022(b)	4,160,000	4,295,258
4.13%, 07/15/2023(b)	8,347,000	8,975,292
Societe Generale S.A. (France),
7.38%(b)(e)	202,000	211,550
7.38%(b)(e)	2,988,000	3,129,258
Standard Chartered PLC (United
Kingdom),
3.09%, (3 mo. USD LIBOR +
1.20%), 09/10/2022(b)(c)	7,942,000	8,013,053
2.97%, (3 mo. USD LIBOR +
1.15%), 01/20/2023(b)(c)	3,722,000	3,753,335
7.50%(b)(e)	200,000	210,187
7.75%(b)(e)	5,720,000	6,166,103
Sumitomo Mitsui Financial Group,
Inc. (Japan), 3.04%,
07/16/2029	11,770,000	12,536,688
Turkiye Vakiflar Bankasi T.A.O.
(Turkey), 5.25%,
02/05/2025(b)	200,000	186,027
Wells Fargo & Co., 5.38%,
11/02/2043	7,491,000	9,906,161
Westpac Banking Corp.
(Australia), 2.89%,
02/04/2030	6,848,000	6,949,711
		306,466,232
Diversified Capital Markets–0.21%
Credit Suisse Group AG (Switzerland),
7.50%(b)(e)	305,000	338,381
5.10%(b)(e)	4,989,000	4,957,819
Credit Suisse Group Funding
(Guernsey) Ltd. (Switzerland),
3.75%, 03/26/2025	725,000	784,295
	Principal
	Amount	Value
Diversified Capital Markets–(continued)
UBS AG (Switzerland), 4.88%,
08/04/2020	$3,987,000	$4,042,136
		10,122,631
Diversified Chemicals–0.11%
Chemours Co. (The), 7.00%,
05/15/2025	296,000	276,637
CNAC (HK) Finbridge Co. Ltd.
(China), 3.00%,
07/19/2020(b)	300,000	301,038
Dow Chemical Co. (The), 4.55%,
11/30/2025	500,000	567,186
OCP S.A. (Morocco),
4.50%, 10/22/2025(b)	1,940,000	2,101,346
4.50%, 10/22/2025(b)	700,000	758,218
6.88%, 04/25/2044(b)	400,000	528,162
SABIC Capital II B.V. (Saudi Arabia),
4.00%, 10/10/2023(b)	200,000	211,485
4.50%, 10/10/2028(b)	200,000	226,724
Trinseo Materials Operating
S.C.A./Trinseo Materials
Finance, Inc., 5.38%,
09/01/2025(b)	105,000	97,650
		5,068,446
Diversified Metals & Mining–0.55%
Corp. Nacional del Cobre de Chile
(Chile),
3.63%, 08/01/2027(b)	200,000	213,311
3.15%, 01/14/2030(b)	7,755,000	7,945,662
3.70%, 01/30/2050(b)	5,405,000	5,469,772
Hudbay Minerals, Inc. (Canada),
7.63%, 01/15/2025(b)	448,000	432,506
Minera Mexico S.A. de C.V.
(Mexico), 4.50%,
01/26/2050(b)	200,000	202,313
Minmetals Bounteous Finance (BVI)
Ltd. (China),
3.50%, 07/30/2020(b)	300,000	302,077
3.13%, 07/27/2021(b)	300,000	304,432
MMC Norilsk Nickel OJSC via MMC
Finance DAC (Russia), 6.63%,
10/14/2022(b)	295,000	323,762
Teck Resources Ltd. (Canada),
6.13%, 10/01/2035	8,811,000	10,482,808
Vedanta Resources Ltd. (India),
6.38%, 07/30/2022(b)	262,000	250,423
		25,927,066
Diversified REITs–0.46%
iStar, Inc., 4.75%, 10/01/2024	670,000	685,313
Trust F/1401 (Mexico),
5.25%, 01/30/2026(b)	8,353,000	9,191,203
4.87%, 01/15/2030(b)	10,275,000	11,269,106
6.39%, 01/15/2050(b)	200,000	235,187
VICI Properties L.P./VICI Note Co.,
Inc.,
3.50%, 02/15/2025(b)	111,000	111,380
3.75%, 02/15/2027(b)	111,000	110,375
4.13%, 08/15/2030(b)	111,000	111,347
		21,713,911

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Diversified Support Services–0.11%
TransJamaican Highway Ltd.
(Jamaica), 5.75%,
10/10/2036(b)	$4,760,000	$4,990,860
Electric Utilities–0.38%
Adani Transmission Ltd. (India),
4.00%, 08/03/2026(b)	200,000	210,915
Centrais Eletricas Brasileiras S.A.
(Brazil),
3.63%, 02/04/2025(b)	200,000	199,150
4.63%, 02/04/2030(b)	200,000	202,900
CLP Power Hong Kong Financing
Ltd. (Hong Kong), 3.13%,
05/06/2025(b)	200,000	211,376
DPL, Inc., 4.35%,
04/15/2029(b)	51,000	47,704
Drax Finco PLC (United Kingdom),
6.63%, 11/01/2025(b)	9,254,000	9,680,933
Electricite de France S.A.
(France), 4.88%,
09/21/2038(b)	550,000	715,087
Empresa de Transmision Electrica
S.A. (Panama), 5.13%,
05/02/2049(b)	200,000	238,151
Empresas Publicas de Medellin
E.S.P. (Colombia), 4.25%,
07/18/2029(b)	200,000	208,580
Eskom Holdings SOC Ltd. (South
Africa), 6.35%,
08/10/2028(b)	222,000	236,333
Israel Electric Corp. Ltd. (The)
(Israel), 4.25%,
08/14/2028(b)	200,000	223,376
Korea East-West Power Co. Ltd.
(South Korea), 3.88%,
07/19/2023(b)	200,000	214,573
Korea Hydro & Nuclear Power Co.
Ltd. (South Korea), 3.00%,
09/19/2022(b)	200,000	207,187
PT Perusahaan Listrik Negara
(Indonesia),
5.45%, 05/21/2028(b)	200,000	236,125
3.38%, 02/05/2030(b)	200,000	205,500
Southern Co. (The), Series B,
5.50%, 03/15/2057	3,932,000	4,050,502
State Grid Overseas
Investment (2016) Ltd.
(China), 3.50%,
05/04/2027(b)	200,000	218,373
Trinidad Generation Unlimited
(Trinidad), 5.25%,
11/04/2027(b)	400,000	428,343
		17,735,108
Electrical Components & Equipment–0.01%
EnerSys,
5.00%, 04/30/2023(b)	542,000	568,875
4.38%, 12/15/2027(b)	129,000	130,774
		699,649
Electronic Components–1.17%
Corning, Inc., 5.45%,
11/15/2079	49,135,000	54,946,744
	Principal
	Amount	Value
Electronic Equipment & Instruments–0.01%
Itron, Inc., 5.00%,
01/15/2026(b)	$286,000	$295,195
MTS Systems Corp., 5.75%,
08/15/2027(b)	379,000	386,712
		681,907
Electronic Manufacturing Services–0.01%
Jabil, Inc., 3.95%, 01/12/2028	280,000	304,942
Environmental & Facilities Services–0.01%
Waste Pro USA, Inc., 5.50%,
02/15/2026(b)	264,000	258,107
Fertilizers & Agricultural Chemicals–0.00%
OCI N.V. (Netherlands), 6.63%,
04/15/2023(b)	211,000	219,334
Financial Exchanges & Data–0.02%
Moody's Corp., 4.88%,
02/15/2024	700,000	779,562
MSCI, Inc., 5.25%,
11/15/2024(b)	66,000	67,946
		847,508
Food Distributors–0.01%
US Foods, Inc., 5.88%,
06/15/2024(b)	365,000	372,149
Food Retail–0.13%
Albertson's Cos., Inc./Safeway,
Inc./New Albertson's
L.P./Albertson's LLC,
3.50%, 02/15/2023(b)	1,286,000	1,290,823
6.63%, 06/15/2024	552,000	568,554
4.63%, 01/15/2027(b)	297,000	293,094
5.88%, 02/15/2028(b)	232,000	241,547
4.88%, 02/15/2030(b)	3,928,000	3,937,820
		6,331,838
Forest Products–0.01%
Norbord, Inc. (Canada), 5.75%,
07/15/2027(b)	491,000	515,721
Gas Utilities–0.04%
AmeriGas Partners L.P./AmeriGas
Finance Corp.,
5.63%, 05/20/2024	133,000	138,611
5.88%, 08/20/2026	721,000	749,386
Suburban Propane Partners
L.P./Suburban Energy Finance
Corp., 5.50%, 06/01/2024	707,000	701,351
Superior Plus L.P./Superior
General Partner, Inc. (Canada),
7.00%, 07/15/2026(b)	406,000	435,576
		2,024,924
General Merchandise Stores–0.01%
Dollar Tree, Inc., 4.00%,
05/15/2025	500,000	549,811
Health Care Equipment–0.19%
Teleflex, Inc.,
4.88%, 06/01/2026	39,000	40,768
4.63%, 11/15/2027	385,000	404,731

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Health Care Equipment–(continued)
Zimmer Biomet Holdings, Inc.,
2.65% (3 mo. USD LIBOR +
0.75%), 03/19/2021(c)	$8,322,000	$8,323,652
		8,769,151
Health Care Facilities–0.08%
Acadia Healthcare Co., Inc.,
6.50%, 03/01/2024	63,000	64,837
HCA Healthcare, Inc., 6.25%,
02/15/2021	130,000	135,125
HCA, Inc.,
5.38%, 02/01/2025	130,000	143,986
5.25%, 04/15/2025	987,000	1,122,184
5.88%, 02/15/2026	444,000	502,044
5.38%, 09/01/2026	123,000	137,121
5.50%, 06/15/2047	920,000	1,095,190
Tenet Healthcare Corp., 8.13%,
04/01/2022	390,000	423,240
		3,623,727
Health Care REITs–0.26%
Diversified Healthcare Trust,
6.75%, 12/15/2021	1,942,000	2,064,754
Healthpeak Properties, Inc.,
4.25%, 11/15/2023	2,157,000	2,349,011
MPT Operating Partnership
L.P./MPT Finance Corp.,
5.00%, 10/15/2027	725,000	758,375
Physicians Realty L.P., 4.30%,
03/15/2027	325,000	362,683
Welltower, Inc., 3.10%,
01/15/2030	6,433,000	6,876,209
		12,411,032
Health Care Services–0.43%
AMN Healthcare, Inc., 5.13%,
10/01/2024(b)	138,000	141,852
Cigna Corp.,
3.40%, 09/17/2021	8,569,000	8,793,628
2.72%, (3 mo. USD LIBOR +
0.89%), 07/15/2023(c)	8,045,000	8,147,398
4.13%, 11/15/2025	600,000	667,943
CVS Health Corp., 4.10%,
03/25/2025	920,000	1,008,891
Envision Healthcare Corp.,
8.75%, 10/15/2026(b)	161,000	85,677
Hadrian Merger Sub, Inc.,
8.50%, 05/01/2026(b)	414,000	424,494
MPH Acquisition Holdings LLC,
7.13%, 06/01/2024(b)	337,000	314,323
Prime Healthcare Foundation,
Inc., Series B, 7.00%,
12/01/2027	450,000	569,697
Rede D'or Finance S.a.r.l. (Brazil),
4.50%, 01/22/2030(b)	200,000	195,550
Team Health Holdings, Inc.,
6.38%, 02/01/2025(b)	146,000	80,726
		20,430,179
Home Improvement Retail–0.02%
Hillman Group, Inc. (The),
6.38%, 07/15/2022(b)	42,000	37,787
	Principal
	Amount	Value
Home Improvement Retail–(continued)
Lowe's Cos., Inc., 3.65%,
04/05/2029	$675,000	$748,909
		786,696
Homebuilding–1.06%
Ashton Woods USA LLC/Ashton
Woods Finance Co., 9.88%,
04/01/2027(b)	301,000	341,740
Beazer Homes USA, Inc., 5.88%,
10/15/2027	31,000	31,466
KB Home, 4.80%, 11/15/2029	546,000	574,665
Lennar Corp.,
8.38%, 01/15/2021	40,000	41,828
5.38%, 10/01/2022	157,000	166,861
4.75%, 11/15/2022	310,000	324,948
5.25%, 06/01/2026	841,000	929,177
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	19,035,000	19,070,691
6.00%, 01/15/2043	21,036,000	23,260,031
Mattamy Group Corp. (Canada),
5.25%, 12/15/2027(b)	210,000	217,875
4.63%, 03/01/2030(b)	3,900,000	3,790,976
Meritage Homes Corp.,
6.00%, 06/01/2025	90,000	101,438
5.13%, 06/06/2027	322,000	359,142
PulteGroup, Inc., 6.38%,
05/15/2033	18,000	22,114
Taylor Morrison Communities, Inc.,
6.63%, 07/15/2027(b)	422,000	458,659
5.75%, 01/15/2028(b)	270,000	299,086
Taylor Morrison Communities,
Inc./Taylor Morrison Holdings
II, Inc., 5.88%,
04/15/2023(b)	106,000	113,729
		50,104,426
Hotel & Resort REITs–0.07%
Host Hotels & Resorts L.P.,
Series F, 4.50%,
02/01/2026	620,000	701,261
Service Properties Trust,
4.95%, 02/15/2027	2,247,000	2,386,978
4.95%, 10/01/2029	298,000	314,681
		3,402,920
Hotels, Resorts & Cruise Lines–0.01%
Royal Caribbean Cruises Ltd.,
3.70%, 03/15/2028	585,000	601,092
Household Products–0.03%
Reynolds Group Issuer, Inc./LLC,
5.13%, 07/15/2023(b)	42,000	42,507
7.00%, 07/15/2024(b)	893,000	903,051
Spectrum Brands, Inc.,
5.75%, 07/15/2025	328,000	337,017
5.00%, 10/01/2029(b)	150,000	155,322
		1,437,897
Independent Power Producers & Energy Traders–0.06%
AES Corp. (The), 5.50%,
04/15/2025	912,000	935,174
AES Gener S.A. (Chile), 7.13%,
03/26/2079(b)	200,000	213,576

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Core Plus Bond Fund

Principal

AmountValue

Independent Power Producers & Energy Traders–(continued)

Colbun S.A. (Chile), 3.95%,
10/11/2027(b)	$200,000	$212,627
Emirates SembCorp Water &
Power Co. PJSC (United Arab
Emirates), 4.45%,
08/01/2035(b)	200,000	223,600
Enviva Partners L.P./Enviva
Partners Finance Corp.,
6.50%, 01/15/2026(b)	255,000	265,843
NRG Energy, Inc., 6.63%,
01/15/2027	873,000	911,822
		2,762,642
Industrial Conglomerates–0.38%
CITIC Ltd. (China), 3.13%,
02/28/2022(b)	200,000	204,026
GE Capital International Funding
Co. Unlimited Co., 4.42%,
11/15/2035	15,269,000	17,457,929
KOC Holding A.S. (Turkey),
6.50%, 03/11/2025(b)	200,000	207,555
		17,869,510
Industrial Machinery–0.04%
Cleaver-Brooks, Inc., 7.88%,
03/01/2023(b)	690,000	681,662
EnPro Industries, Inc., 5.75%,
10/15/2026	585,000	623,228
Mueller Industries, Inc., 6.00%,
03/01/2027	588,000	595,554
		1,900,444
Industrial REITs–0.18%
Cibanco S.A. Ibm/PLA
Administradora Industrial S de
RL de C.V. (Mexico), 4.96%,
07/18/2029(b)	4,941,000	5,342,456
Prologis L.P.,
2.13%, 04/15/2027	1,372,000	1,389,797
3.00%, 04/15/2050	1,708,000	1,742,523
		8,474,776
Integrated Oil & Gas–0.72%
Ecopetrol S.A. (Colombia),
5.88%, 05/28/2045	100,000	119,764
Gazprom PJSC Via Gaz Capital
S.A. (Russia), 5.15%,
02/11/2026(b)	350,000	387,959
Petrobras Global Finance B.V.
(Brazil),
5.75%, 02/01/2029	423,000	477,673
5.09%, 01/15/2030(b)	132,000	141,405
7.25%, 03/17/2044	170,000	210,313
6.90%, 03/19/2049	238,000	285,427
Petroleos del Peru S.A. (Peru),
4.75%, 06/19/2032(b)	375,000	420,807
Petroleos Mexicanos (Mexico),
6.88%, 08/04/2026	300,000	327,524
6.49%, 01/23/2027(b)	55,000	57,681
6.50%, 01/23/2029	94,000	96,947
6.84%, 01/23/2030(b)	39,000	40,823
5.95%, 01/28/2031(b)	140,000	137,200
7.69%, 01/23/2050(b)	32,000	33,422
	Principal
	Amount	Value
Integrated Oil & Gas–(continued)
Saudi Arabian Oil Co. (Saudi Arabia),
2.75%, 04/16/2022(b)	$7,417,000	$7,537,502
2.88%, 04/16/2024(b)	22,639,000	23,268,922
3.50%, 04/16/2029(b)	200,000	212,594
4.25%, 04/16/2039(b)	201,000	223,239
		33,979,202
Integrated Telecommunication Services–1.35%
Altice France S.A. (France),
7.38%, 05/01/2026(b)	200,000	210,110
AT&T, Inc.,
4.45%, 04/01/2024	200,000	220,143
3.40%, 05/15/2025	280,000	298,912
5.25%, 03/01/2037	360,000	444,296
5.35%, 12/15/2043	245,000	304,393
4.75%, 05/15/2046	4,545,000	5,367,187
5.15%, 02/15/2050	35,788,000	44,909,348
5.70%, 03/01/2057	4,698,000	6,497,947
Cincinnati Bell, Inc.,
7.00%, 07/15/2024(b)	99,000	104,320
8.00%, 10/15/2025(b)	33,000	35,551
CommScope, Inc., 6.00%,
03/01/2026(b)	494,000	507,982
Embarq Corp., 8.00%,
06/01/2036	317,000	338,168
Frontier Communications Corp.,
10.50%, 09/15/2022	33,000	15,067
11.00%, 09/15/2025	665,000	305,900
Telecom Argentina S.A.
(Argentina), 8.00%,
07/18/2026(b)	100,000	92,414
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	36,000	41,797
7.20%, 07/18/2036	722,000	895,894
T-Mobile USA, Inc.,
6.38%, 03/01/2025	260,000	267,856
6.50%, 01/15/2026	1,651,000	1,741,227
Turk Telekomunikasyon A.S.
(Turkey), 6.88%,
02/28/2025(b)	215,000	226,479
Verizon Communications, Inc.,
5.25%, 03/16/2037	350,000	465,525
Virgin Media Finance PLC (United
Kingdom), 6.00%,
10/15/2024(b)	200,000	204,977
		63,495,493
Interactive Media & Services–0.66%
Cable Onda S.A. (Panama),
4.50%, 01/30/2030(b)	200,000	203,870
Cumulus Media New Holdings,
Inc., 6.75%, 07/01/2026(b)	296,000	307,936
Diamond Sports Group LLC/Diamond
Sports Finance Co.,
5.38%, 08/15/2026(b)	10,518,000	9,717,517
6.63%, 08/15/2027(b)	412,000	334,482
Match Group, Inc., 5.63%,
02/15/2029(b)	7,642,000	8,093,623
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(b)	5,274,000	5,454,543

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Interactive Media & Services–(continued)
Twitter, Inc., 3.88%,
12/15/2027(b)	$6,850,000	$7,012,688
		31,124,659
Internet & Direct Marketing Retail–0.60%
Alibaba Group Holding Ltd. (China),
3.60%, 11/28/2024	200,000	215,055
4.20%, 12/06/2047	5,425,000	6,572,317
4.40%, 12/06/2057	5,440,000	6,936,692
QVC, Inc.,
4.45%, 02/15/2025	380,000	386,698
4.75%, 02/15/2027	4,033,000	3,974,353
5.45%, 08/15/2034	10,267,000	10,353,816
		28,438,931
Investment Banking & Brokerage–0.94%
Cantor Fitzgerald L.P., 6.50%,
06/17/2022(b)	1,727,000	1,892,980
Goldman Sachs Group, Inc. (The),
3.75%, 05/22/2025	5,664,000	6,133,830
3.27%, (3 mo. USD LIBOR +
1.20%), 09/29/2025(c)	7,286,000	7,710,550
Series P, 5.00%(e)	7,805,000	7,674,344
Jefferies Group LLC/Jefferies
Group Capital Finance, Inc.,
4.15%, 01/23/2030	335,000	363,460
MDGH - GMTN B.V. (United Arab
Emirates),
2.50%, 11/07/2024(b)	200,000	203,658
2.88%, 11/07/2029(b)	200,000	206,139
Morgan Stanley,
5.50%, 07/28/2021	3,712,000	3,914,203
4.35%, 09/08/2026	5,117,000	5,732,455
2.70%, 01/22/2031	9,940,000	10,265,279
Raymond James Financial, Inc.,
4.95%, 07/15/2046	295,000	378,439
		44,475,337
Leisure Facilities–0.01%
Six Flags Entertainment Corp.,
4.88%, 07/31/2024(b)	409,000	404,536
Life & Health Insurance–1.89%
AIG Global Funding, 2.70%,
12/15/2021(b)	5,386,000	5,484,648
American Equity Investment Life
Holding Co., 5.00%,
06/15/2027	7,395,000	8,189,544
Athene Global Funding, 2.50%,
01/14/2025(b)	7,570,000	7,772,462
Athene Holding Ltd., 4.13%,
01/12/2028	13,697,000	14,591,892
Brighthouse Financial, Inc.,
4.70%, 06/22/2047	6,711,000	6,800,651
Global Atlantic Fin Co.,
8.63%, 04/15/2021(b)	50,000	53,415
4.40%, 10/15/2029(b)	23,680,000	25,065,419
MetLife, Inc.,
Series C, 5.25%(e)	7,496,000	7,448,213
Series D, 5.88%(e)	200,000	223,163
Nationwide Financial Services,
Inc., 3.90%, 11/30/2049(b)	6,917,000	7,775,584
	Principal
	Amount	Value
Life & Health Insurance–(continued)
Prudential Financial, Inc., 5.63%,
06/15/2043	$5,590,000	$5,891,581
		89,296,572
Life Sciences Tools & Services–0.01%
Charles River Laboratories
International, Inc., 4.25%,
05/01/2028(b)	426,000	429,472
Managed Health Care–0.03%
Centene Corp.,
5.25%, 04/01/2025(b)	265,000	273,612
5.38%, 06/01/2026(b)	625,000	658,969
5.38%, 08/15/2026(b)	186,000	195,998
4.63%, 12/15/2029(b)	265,000	284,040
Molina Healthcare, Inc., 4.88%,
06/15/2025(b)	129,000	131,311
		1,543,930
Marine–0.00%
Hidrovias International Finance
S.a.r.l. (Brazil), 5.95%,
01/24/2025(b)	200,000	205,417
Marine Ports & Services–0.09%
Adani Abbot Point Terminal Pty.
Ltd. (Australia), 4.45%,
12/15/2022(b)	3,999,000	4,079,126
DP World PLC (United Arab
Emirates), 6.85%,
07/02/2037(b)	200,000	253,426
		4,332,552
Metal & Glass Containers–0.03%
Ardagh Packaging Finance
PLC/Ardagh Holdings USA, Inc.,
6.00%, 02/15/2025(b)	200,000	209,000
Ball Corp., 5.25%, 07/01/2025	435,000	481,943
Berry Global, Inc.,
5.50%, 05/15/2022	87,000	87,652
6.00%, 10/15/2022	30,000	30,563
Flex Acquisition Co., Inc.,
6.88%, 01/15/2025(b)	230,000	224,252
7.88%, 07/15/2026(b)	301,000	306,214
OI European Group B.V., 4.00%,
03/15/2023(b)	86,000	87,218
		1,426,842
Movies & Entertainment–0.16%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	333,000	268,203
6.13%, 05/15/2027	337,000	270,451
Netflix, Inc.,
5.88%, 11/15/2028	1,436,000	1,617,151
5.38%, 11/15/2029(b)	4,615,000	5,025,966
Walt Disney Co. (The), 6.55%,
03/15/2033	180,000	265,503
		7,447,274
Multi-line Insurance–0.36%
American Financial Group, Inc.,
3.50%, 08/15/2026	590,000	642,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Multi-line Insurance–(continued)
Fairfax Financial Holdings Ltd.
(Canada), 4.85%,
04/17/2028	$7,920,000	$8,899,308
XLIT Ltd. (Bermuda), 5.50%,
03/31/2045	5,097,000	7,301,714
		16,843,823
Multi-Utilities–0.31%
Abu Dhabi National Energy Co.
PJSC (United Arab Emirates),
4.88%, 04/23/2030(b)	200,000	238,281
CenterPoint Energy, Inc.,
Series A, 6.13%(e)	14,054,000	14,500,987
		14,739,268
Office REITs–0.12%
Alexandria Real Estate Equities,
Inc., 3.38%, 08/15/2031	4,570,000	5,075,218
Hudson Pacific Properties L.P.,
3.95%, 11/01/2027	335,000	371,065
Office Properties Income Trust,
4.50%, 02/01/2025	330,000	358,772
		5,805,055
Office Services & Supplies–0.02%
Pitney Bowes, Inc., 5.20%,
04/01/2023	714,000	716,081
Oil & Gas Drilling–0.01%
Ensign Drilling, Inc. (Canada),
9.25%, 04/15/2024(b)	266,000	239,735
Precision Drilling Corp. (Canada),
5.25%, 11/15/2024	242,000	214,725
Transocean, Inc., 8.00%,
02/01/2027(b)	97,000	81,359
		535,819
Oil & Gas Equipment & Services–0.00%
Hilcorp Energy I L.P./Hilcorp
Finance Co., 6.25%,
11/01/2028(b)	307,000	224,223
Oil & Gas Exploration & Production–0.55%
Antero Resources Corp., 5.63%,
06/01/2023	268,000	145,390
Ascent Resources Utica
Holdings LLC/ARU Finance
Corp., 10.00%,
04/01/2022(b)	213,000	182,054
Callon Petroleum Co.,
6.13%, 10/01/2024	276,000	219,420
6.38%, 07/01/2026	111,000	86,619
CNOOC Curtis Funding No. 1 Pty.
Ltd. (China), 4.50%,
10/03/2023(b)	200,000	218,560
CNOOC Finance (2015) U.S.A.
LLC (China), 3.50%,
05/05/2025	400,000	430,058
Concho Resources, Inc., 4.38%,
01/15/2025	565,000	583,397
Continental Resources, Inc.,
5.00%, 09/15/2022	19,225,000	19,203,466
Dolphin Energy Ltd. LLC (United
Arab Emirates), 5.50%,
12/15/2021(b)	600,000	633,141
	Principal
	Amount	Value
Oil & Gas Exploration & Production–(continued)
Genesis Energy L.P./Genesis Energy
Finance Corp.,
6.25%, 05/15/2026	$375,000	$314,193
7.75%, 02/01/2028	290,000	253,387
Gran Tierra Energy, Inc. (Canada),
7.75%, 05/23/2027(b)	200,000	177,750
Gulfport Energy Corp.,
6.63%, 05/01/2023	260,000	136,581
6.00%, 10/15/2024	585,000	195,975
PT Pertamina (Persero) (Indonesia),
4.30%, 05/20/2023(b)	200,000	211,993
3.10%, 08/25/2030(b)	200,000	200,873
QEP Resources, Inc.,
6.88%, 03/01/2021	382,000	375,468
5.25%, 05/01/2023	85,000	75,454
5.63%, 03/01/2026	502,000	402,868
Sinopec Group Overseas Development
2018 Ltd. (China),
2.50%, 08/08/2024(b)	200,000	205,554
2.95%, 08/08/2029(b)	200,000	209,346
3.68%, 08/08/2049(b)	200,000	231,152
Southwestern Energy Co.,
7.50%, 04/01/2026	228,000	174,426
7.75%, 10/01/2027	540,000	410,413
Tengizchevroil Finance Co.
International Ltd.
(Kazakhstan), 4.00%,
08/15/2026(b)	200,000	210,263
Trinidad Petroleum Holdings Ltd.
(Trinidad), 9.75%,
06/15/2026(b)	100,000	113,387
Whiting Petroleum Corp.,
Conv., 1.25%, 04/01/2020	47,000	42,417
5.75%, 03/15/2021	289,000	166,825
6.25%, 04/01/2023	88,000	39,820
		25,850,250
Oil & Gas Refining & Marketing–0.18%
Calumet Specialty Products
Partners L.P./Calumet Finance
Corp., 7.63%, 01/15/2022	416,000	412,625
Empresa Nacional del Petroleo
(Chile), 5.25%,
11/06/2029(b)	233,000	264,982
EnLink Midstream Partners L.P.,
4.85%, 07/15/2026	445,000	382,065
5.60%, 04/01/2044	391,000	302,046
NuStar Logistics L.P., 6.00%,
06/01/2026	667,000	698,332
Parkland Fuel Corp. (Canada),
6.00%, 04/01/2026(b)	258,000	270,087
5.88%, 07/15/2027(b)	4,220,000	4,343,773
PBF Holding Co. LLC/PBF Finance
Corp., 6.00%,
02/15/2028(b)	380,000	376,200
Puma International Financing S.A.
(Singapore), 5.00%,
01/24/2026(b)	200,000	187,202
Reliance Industries Ltd. (India),
4.13%, 01/28/2025(b)	250,000	270,641

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Oil & Gas Refining & Marketing–(continued)
Sunoco L.P./Sunoco Finance Corp.,
4.88%, 01/15/2023	$229,000	$228,985
5.88%, 03/15/2028	634,000	650,070
		8,387,008
Oil & Gas Storage & Transportation–2.34%
Abu Dhabi Crude Oil Pipeline LLC
(United Arab Emirates),
3.65%, 11/02/2029(b)	200,000	218,550
Antero Midstream Partners
L.P./Antero Midstream Finance
Corp., 5.38%, 09/15/2024	631,000	477,983
Cheniere Energy Partners L.P.,
5.63%, 10/01/2026	397,000	399,729
Crestwood Midstream Partners
L.P./Crestwood Midstream
Finance Corp., 5.75%,
04/01/2025	288,000	282,237
DCP Midstream Operating L.P.,
5.13%, 05/15/2029	696,000	685,108
Energy Transfer Operating L.P.,
5.88%, 01/15/2024	613,000	687,578
2.90%, 05/15/2025	3,028,000	3,092,405
4.75%, 01/15/2026	815,000	898,621
Series A, 6.25%(e)	207,000	184,904
Enterprise Products Operating LLC,
2.80%, 01/31/2030	6,195,000	6,340,410
3.70%, 01/31/2051	8,113,000	8,123,466
Series D, 4.88%,
08/16/2077	4,924,000	4,834,112
EQM Midstream Partners L.P.,
4.00%, 08/01/2024	840,000	736,050
Hess Midstream Operations L.P.,
5.63%, 02/15/2026(b)	464,000	463,927
Holly Energy Partners L.P./Holly
Energy Finance Corp., 5.00%,
02/01/2028(b)	113,000	113,918
Kinder Morgan, Inc.,
7.80%, 08/01/2031	2,350,000	3,304,232
7.75%, 01/15/2032	7,887,000	11,498,655
MPLX L.P.,
2.79%, (3 mo. USD LIBOR +
0.90%), 09/09/2021(c)	12,406,000	12,442,855
2.99%, (3 mo. USD LIBOR +
1.10%), 09/09/2022(c)	8,972,000	9,005,763
4.00%, 03/15/2028	560,000	592,204
NGL Energy Partners L.P./NGL
Energy Finance Corp., 7.50%,
04/15/2026	427,000	363,963
NGPL PipeCo. LLC, 7.77%,
12/15/2037(b)	6,653,000	8,633,872
Plains All American Pipeline L.P.,
Series B, 6.13%(e)	8,527,000	7,552,833
Targa Resources Partners L.P./Targa
Resources Partners Finance Corp.,
5.25%, 05/01/2023	6,533,000	6,530,942
5.13%, 02/01/2025	636,000	639,981
5.88%, 04/15/2026	731,000	754,373
5.00%, 01/15/2028	300,000	296,857
5.50%, 03/01/2030(b)	76,000	75,312
	Principal
	Amount	Value
Oil & Gas Storage & Transportation–(continued)
Western Midstream Operating L.P.,
2.70%, (3 mo. USD LIBOR +
0.85%), 01/13/2023(c)	$2,771,000	$2,761,329
3.10%, 02/01/2025	4,726,000	4,728,179
Williams Cos., Inc. (The),
4.13%, 11/15/2020	12,548,000	12,677,434
7.88%, 09/01/2021	109,000	119,329
4.55%, 06/24/2024	570,000	624,875
		110,141,986
Other Diversified Financial Services–0.27%
Arab Petroleum Investments
Corp. (Supranational), 4.13%,
09/18/2023(b)	200,000	214,164
Banco BTG Pactual S.A. (Brazil),
7.75%, 02/15/2029(b)	300,000	321,555
Carlyle Finance LLC, 5.65%,
09/15/2048(b)	7,657,000	10,016,713
eG Global Finance PLC
(Netherlands), 6.75%,
02/07/2025(b)	308,000	301,712
Fondo MIVIVIENDA S.A. (Peru),
3.50%, 01/31/2023(b)	300,000	309,128
Huarong Finance II Co. Ltd.
(China), 2.88%(b)(e)	200,000	199,275
Lions Gate Capital Holdings LLC,
6.38%, 02/01/2024(b)	286,000	280,992
LPL Holdings, Inc., 5.75%,
09/15/2025(b)	188,000	195,518
Peru Enhanced Pass-Through
Finance Ltd. (Peru), Class A-2,
0.00%, 06/02/2025(b)(d)	221,122	205,091
SPARC EM SPC Panama Metro Line
2 S.P. (Cayman Islands),
0.00%, 12/05/2022(b)(d)	380,472	364,425
Tempo Acquisition LLC/Tempo
Acquisition Finance Corp.,
6.75%, 06/01/2025(b)	451,000	450,012
		12,858,585
Packaged Foods & Meats–0.42%
B&G Foods, Inc., 5.25%,
04/01/2025	356,000	352,289
Hershey Co. (The), 3.13%,
11/15/2049	6,474,000	6,991,610
JBS USA LUX S.A./JBS USA Food
Co./JBS USA Finance, Inc.,
5.50%, 01/15/2030(b)	259,000	273,804
Kraft Heinz Foods Co.,
6.88%, 01/26/2039	298,000	356,553
5.00%, 06/04/2042	281,000	282,609
Kraft Heinz Foods Co. (The),
4.38%, 06/01/2046	400,000	370,082
Lamb Weston Holdings, Inc.,
4.63%, 11/01/2024(b)	494,000	515,200
Mars, Inc., 2.70%,
04/01/2025(b)	8,763,000	9,266,846
NBM US Holdings, Inc. (Brazil),
7.00%, 05/14/2026(b)	250,000	261,843
Pilgrim's Pride Corp., 5.88%,
09/30/2027(b)	476,000	494,159
Simmons Foods, Inc., 5.75%,
11/01/2024(b)	320,000	317,467

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Packaged Foods & Meats–(continued)
TreeHouse Foods, Inc., 6.00%,
02/15/2024(b)	$268,000	$277,269
		19,759,731
Paper Packaging–0.15%
Cascades, Inc./Cascades USA,
Inc. (Canada), 5.38%,
01/15/2028(b)	5,797,000	5,985,403
International Paper Co., 5.00%,
09/15/2035	700,000	890,160
Trivium Packaging Finance B.V.
(Netherlands), 5.50%,
08/15/2026(b)	206,000	213,854
		7,089,417
Paper Products–0.18%
Celulosa Arauco y Constitucion
S.A. (Chile), 4.50%,
08/01/2024	200,000	210,835
Mercer International, Inc. (Germany),
6.50%, 02/01/2024	109,000	111,906
5.50%, 01/15/2026	106,000	100,247
Schweitzer-Mauduit International,
Inc., 6.88%, 10/01/2026(b)	595,000	639,832
Suzano Austria GmbH (Brazil),
6.00%, 01/15/2029	6,475,000	7,265,290
7.00%, 03/16/2047(b)	205,000	240,747
		8,568,857
Pharmaceuticals–0.89%
Bausch Health Cos., Inc.,
7.00%, 03/15/2024(b)	150,000	154,750
6.13%, 04/15/2025(b)	188,000	192,152
5.50%, 11/01/2025(b)	139,000	143,401
9.00%, 12/15/2025(b)	752,000	839,202
Bayer US Finance II LLC (Germany),
2.90%, (3 mo. USD LIBOR +
1.01%), 12/15/2023(b)(c)	8,097,000	8,120,226
3.88%, 12/15/2023(b)	7,993,000	8,585,601
Bristol-Myers Squibb Co., 2.90%,
07/26/2024(b)	21,825,000	23,011,623
Endo Dac/Endo Finance LLC/Endo
Finco, Inc., 6.00%,
07/15/2023(b)	200,000	157,502
HLF Financing S.a.r.l.
LLC/Herbalife International,
Inc., 7.25%, 08/15/2026(b)	352,000	355,960
Par Pharmaceutical, Inc., 7.50%,
04/01/2027(b)	245,000	259,339
		41,819,756
Precious Metals & Minerals–0.00%
ALROSA Finance S.A. (Russia),
4.65%, 04/09/2024(b)	200,000	212,244
Property & Casualty Insurance–0.01%
Allstate Corp. (The), 4.20%,
12/15/2046	310,000	397,985
AmWINS Group, Inc., 7.75%,
07/01/2026(b)	128,000	133,245
		531,230
	Principal
	Amount	Value
Publishing–0.01%
Meredith Corp., 6.88%,
02/01/2026	$387,000	$389,147
Railroads–0.08%
Autoridad del Canal de Panama
(Panama), 4.95%,
07/29/2035(b)	300,000	359,533
Kenan Advantage Group, Inc.
(The), 7.88%, 07/31/2023(b)	202,000	199,559
Union Pacific Corp., 2.15%,
02/05/2027	3,186,000	3,251,264
		3,810,356
Regional Banks–0.49%
Banco Internacional del Peru SAA
Interbank (Peru), 3.38%,
01/18/2023(b)	150,000	154,187
CIT Group, Inc., 5.00%,
08/01/2023	536,000	573,298
KeyCorp, 2.25%, 04/06/2027	11,391,000	11,522,049
Synovus Financial Corp., 3.13%,
11/01/2022	5,096,000	5,231,834
Zions Bancorporation N.A.,
3.25%, 10/29/2029	5,261,000	5,518,128
		22,999,496
Reinsurance–0.01%
Reinsurance Group of America,
Inc., 4.70%, 09/15/2023	310,000	345,650
Renewable Electricity–0.00%
Empresa Electrica Cochrane
S.p.A. (Chile), 5.50%,
05/14/2027(b)	200,000	206,252
Research & Consulting Services–0.01%
Dun & Bradstreet Corp. (The),
10.25%, 02/15/2027(b)	68,000	76,456
IHS Markit Ltd., 5.00%,
11/01/2022(b)	174,000	187,255
		263,711
Residential REITs–0.39%
Spirit Realty L.P.,
4.00%, 07/15/2029	4,490,000	5,028,867
3.40%, 01/15/2030	12,425,000	13,271,955
		18,300,822
Restaurants–0.03%
1011778 BC ULC/New Red
Finance, Inc. (Canada),
5.00%, 10/15/2025(b)	801,000	806,338
Aramark Services, Inc., 5.00%,
04/01/2025(b)	117,000	121,094
IRB Holding Corp., 6.75%,
02/15/2026(b)	290,000	288,651
		1,216,083
Retail REITs–0.11%
Regency Centers L.P., 4.13%,
03/15/2028	4,719,000	5,349,590
Security & Alarm Services–0.01%
Brink's Co. (The), 4.63%,
10/15/2027(b)	240,000	246,557

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Security & Alarm Services–(continued)
Prime Security Services
Borrower LLC/Prime Finance,
Inc., 5.75%, 04/15/2026(b)	$287,000	$299,018
		545,575
Semiconductor Equipment–0.01%
Lam Research Corp.,
3.75%, 03/15/2026	120,000	132,456
4.00%, 03/15/2029	500,000	567,775
		700,231
Semiconductors–1.15%
Analog Devices, Inc., 3.13%,
12/05/2023	480,000	507,277
Broadcom Corp./Broadcom Cayman
Finance Ltd.,
3.00%, 01/15/2022	9,827,000	10,023,052
3.50%, 01/15/2028	290,000	299,702
Micron Technology, Inc.,
4.98%, 02/06/2026	5,430,000	6,073,561
4.19%, 02/15/2027	16,000,000	17,144,791
NXP B.V./NXP Funding LLC
(Netherlands),
3.88%, 09/01/2022(b)	13,736,000	14,413,956
4.63%, 06/01/2023(b)	5,202,000	5,630,444
		54,092,783
Soft Drinks–0.32%
Embotelladora Andina S.A.
(Chile), 3.95%,
01/21/2050(b)	175,000	174,913
Fomento Economico Mexicano
S.A.B. de C.V. (Mexico),
3.50%, 01/16/2050	14,150,000	15,022,380
		15,197,293
Sovereign Debt–0.74%
Abu Dhabi Government
International Bond (United
Arab Emirates), 4.13%,
10/11/2047(b)	200,000	241,796
Argentine Republic Government
International Bond (Argentina),
6.88%, 04/22/2021	345,000	172,638
Bahamas Government
International Bond (Bahamas),
6.00%, 11/21/2028(b)	427,000	485,861
Banque Ouest Africaine de
Developpement
(Supranational), 5.00%,
07/27/2027(b)	200,000	217,298
Bermuda Government
International Bond (Bermuda),
3.72%, 01/25/2027(b)	200,000	215,822
Brazilian Government International
Bond (Brazil),
4.50%, 05/30/2029	200,000	218,450
4.75%, 01/14/2050	200,000	211,752
Chile Government International
Bond (Chile), 3.50%,
01/25/2050	235,000	258,265
Colombia Government International
Bond (Colombia),
3.88%, 04/25/2027	300,000	323,654
3.00%, 01/30/2030	200,000	202,200
	Principal
	Amount	Value
Sovereign Debt–(continued)
Dominican Republic International
Bond (Dominican Republic),
6.40%, 06/05/2049(b)	$250,000	$265,549
Ecuador Social Bond S.a.r.l.
(Luxembourg), 0.00%,
01/30/2035(b)(d)	200,000	117,000
Egypt Government International
Bond (Egypt), 6.20%,
03/01/2024(b)	200,000	212,587
El Salvador Government
International Bond (El
Salvador), 7.12%,
01/20/2050(b)	415,000	437,514
Ghana Government International
Bond (Ghana),
6.38%, 02/11/2027(b)	200,000	198,920
7.88%, 02/11/2035(b)	200,000	198,100
Guatemala Government Bond
(Guatemala),
4.90%, 06/01/2030(b)	200,000	217,069
6.13%, 06/01/2050(b)	400,000	482,374
Hong Kong Government
International Bond
(Hong Kong), 2.50%,
05/28/2024(b)	200,000	209,373
Indonesia Government International
Bond (Indonesia),
4.75%, 02/11/2029	200,000	230,964
2.85%, 02/14/2030	200,000	202,184
5.25%, 01/08/2047(b)	200,000	256,585
5.35%, 02/11/2049	206,000	271,246
3.50%, 02/14/2050	200,000	201,105
Jamaica Government International
Bond (Jamaica),
8.00%, 03/15/2039	200,000	273,689
7.88%, 07/28/2045	200,000	271,689
Kenya Government International
Bond (Kenya), 8.00%,
05/22/2032(b)	200,000	216,702
KSA Sukuk Ltd. (Saudi Arabia),
3.63%, 04/20/2027(b)	200,000	215,244
Mexico Government International
Bond (Mexico), 4.50%,
04/22/2029	200,000	226,402
Oman Government International Bond
(Oman),
4.13%, 01/17/2023(b)	7,578,000	7,651,931
6.00%, 08/01/2029(b)	200,000	201,822
Panama Government
International Bond (Panama),
3.16%, 01/23/2030	200,000	211,200
Paraguay Government
International Bond (Paraguay),
5.40%, 03/30/2050(b)	400,000	482,378
Peruvian Government
International Bond (Peru),
2.84%, 06/20/2030	85,000	90,444
Philippine Government
International Bond
(Philippines), 3.95%,
01/20/2040	200,000	243,045

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Sovereign Debt–(continued)
Qatar Government International Bond
(Qatar),
4.50%, 04/23/2028(b)	$200,000	$232,000
4.00%, 03/14/2029(b)	329,000	373,053
5.10%, 04/23/2048(b)	230,000	305,840
4.82%, 03/14/2049(b)	329,000	420,371
Republic of Poland Government
International Bond (Poland),
4.00%, 01/22/2024	150,000	163,527
Republic of South Africa Government
International Bond (South Africa),
4.85%, 09/30/2029	300,000	301,976
5.75%, 09/30/2049	200,000	191,338
Russian Foreign Bond (Russia),
5.25%, 06/23/2047(b)	200,000	258,868
Saudi Government International Bond
(Saudi Arabia),
2.88%, 03/04/2023(b)	280,000	287,428
4.38%, 04/16/2029(b)	415,000	473,597
3.75%, 01/21/2055(b)	14,865,000	15,106,556
Slovenia Government
International Bond (Slovenia),
5.25%, 02/18/2024(b)	300,000	340,130
Trinidad & Tobago Government
International Bond (Trinidad),
4.50%, 08/04/2026(b)	200,000	209,572
		34,797,108
Specialized Consumer Services–0.01%
ServiceMaster Co. LLC (The),
5.13%, 11/15/2024(b)	259,000	267,634
7.45%, 08/15/2027	205,000	235,309
		502,943
Specialized Finance–0.07%
Park Aerospace Holdings Ltd.
(Ireland), 5.25%,
08/15/2022(b)	2,937,000	3,126,612
Specialized REITs–0.15%
Crown Castle International Corp.,
3.80%, 02/15/2028	205,000	225,292
Equinix, Inc.,
5.88%, 01/15/2026	981,000	1,038,614
3.20%, 11/18/2029	850,000	891,213
GLP Capital L.P./GLP Financing II,
Inc., 5.38%, 04/15/2026	168,000	189,946
Iron Mountain US Holdings, Inc.,
5.38%, 06/01/2026(b)	561,000	582,232
Iron Mountain, Inc.,
6.00%, 08/15/2023	142,000	144,781
5.25%, 03/15/2028(b)	546,000	566,284
4.88%, 09/15/2029(b)	2,497,000	2,480,376
Rayonier A.M. Products, Inc.,
5.50%, 06/01/2024(b)	450,000	258,658
SBA Communications Corp.,
4.88%, 09/01/2024	783,000	806,330
		7,183,726
Specialty Chemicals–0.24%
Ashland LLC, 4.75%,
08/15/2022	21,000	21,893
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(b)	10,335,000	10,352,983
	Principal
	Amount	Value
Specialty Chemicals–(continued)
Element Solutions, Inc., 5.88%,
12/01/2025(b)	$277,000	$279,080
GCP Applied Technologies, Inc.,
5.50%, 04/15/2026(b)	418,000	435,910
PolyOne Corp., 5.25%,
03/15/2023	183,000	195,351
PQ Corp., 6.75%,
11/15/2022(b)	93,000	95,208
		11,380,425
Steel–0.30%
POSCO (South Korea),
4.00%, 08/01/2023(b)	228,000	244,025
2.50%, 01/17/2025(b)	13,450,000	13,637,490
Usiminas International S.a.r.l.
(Brazil), 5.88%,
07/18/2026(b)	200,000	199,750
		14,081,265
Systems Software–0.16%
Camelot Finance S.A., 4.50%,
11/01/2026(b)	128,000	128,867
Microsoft Corp., 4.25%,
02/06/2047	245,000	323,255
VMware, Inc.,
2.30%, 08/21/2020	6,811,000	6,819,460
2.95%, 08/21/2022	280,000	288,259
		7,559,841
Technology Distributors–0.01%
Avnet, Inc., 4.63%,
04/15/2026	465,000	508,033
CDW LLC/CDW Finance Corp.,
5.00%, 09/01/2025	163,000	168,279
		676,312
Technology Hardware, Storage & Peripherals–0.91%
Apple, Inc.,
2.05%, 09/11/2026	9,065,000	9,303,265
4.25%, 02/09/2047	255,000	323,150
Dell International LLC/EMC Corp.,
4.42%, 06/15/2021(b)	7,273,000	7,492,433
7.13%, 06/15/2024(b)	850,000	890,375
6.02%, 06/15/2026(b)	5,674,000	6,649,608
4.90%, 10/01/2026(b)	4,895,000	5,494,690
8.10%, 07/15/2036(b)	298,000	409,591
8.35%, 07/15/2046(b)	9,074,000	12,344,352
		42,907,464
Textiles–0.01%
Eagle Intermediate Global Holding
B.V./Ruyi US Finance LLC
(China), 7.50%,
05/01/2025(b)	501,000	352,160
Thrifts & Mortgage Finance–0.01%
Nationstar Mortgage Holdings,
Inc., 6.00%, 01/15/2027(b)	81,000	82,438
Nationwide Building Society
(United Kingdom), 4.13%,
10/18/2032(b)	335,000	355,072

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Thrifts & Mortgage Finance–(continued)
ZAR Sovereign Capital Fund Pty.
Ltd. (South Africa), 3.90%,
06/24/2020(b)	$200,000	$200,678
		638,188
Tobacco–0.11%
Altria Group, Inc.,
4.40%, 02/14/2026	3,927,000	4,401,258
6.20%, 02/14/2059	460,000	603,373
		5,004,631
Trading Companies & Distributors–0.62%
AerCap Global Aviation Trust
(Ireland), 6.50%,
06/15/2045(b)	17,106,000	18,433,426
Air Lease Corp., 3.63%,
12/01/2027	340,000	359,141
Aircastle Ltd.,
7.63%, 04/15/2020	55,000	55,350
5.00%, 04/01/2023	327,000	356,121
BMC East LLC, 5.50%,
10/01/2024(b)	481,000	496,832
BOC Aviation Ltd. (Singapore),
3.07% (3 mo. USD LIBOR +
1.13%), 09/26/2023(b)(c)	7,204,000	7,242,649
Herc Holdings, Inc., 5.50%,
07/15/2027(b)	293,000	304,698
United Rentals North America, Inc.,
5.50%, 07/15/2025	140,000	144,608
5.88%, 09/15/2026	366,000	386,121
6.50%, 12/15/2026	354,000	378,125
5.50%, 05/15/2027	776,000	812,879
5.25%, 01/15/2030	409,000	431,025
		29,400,975
Trucking–0.62%
Aviation Capital Group LLC,
2.44%, (3 mo. USD LIBOR +
0.67%), 07/30/2021(b)(c)	4,679,000	4,697,068
4.13%, 08/01/2025(b)	5,549,000	5,945,187
3.50%, 11/01/2027(b)	9,841,000	10,215,455
Avis Budget Car Rental LLC/Avis
Budget Finance, Inc., 5.25%,
03/15/2025(b)	327,000	330,537
DAE Funding LLC (United Arab
Emirates), 4.00%,
08/01/2020(b)	6,449,000	6,475,683
Penske Truck Leasing Co.
L.P./PTL Finance Corp.,
3.90%, 02/01/2024(b)	500,000	538,790
Ryder System, Inc., 2.90%,
12/01/2026	808,000	855,430
		29,058,150
Wireless Telecommunication Services–1.98%
Axiata SPV2 Bhd. (Malaysia),
4.36%, 03/24/2026(b)	200,000	222,537
Bharti Airtel Ltd. (India), 4.38%,
06/10/2025(b)	200,000	214,385
Digicel Group One Ltd. (Jamaica),
8.25%, 12/30/2022(b)	130,000	83,891
Digicel Group Two Ltd. (Jamaica),
8.25%, 09/30/2022(b)	124,000	30,165
	Principal
	Amount	Value
Wireless Telecommunication Services–(continued)
Empresa Nacional de
Telecomunicaciones S.A.
(Chile), 4.88%,
10/30/2024(b)	$700,000	$739,164
Intelsat Jackson Holdings S.A.
(Luxembourg), 8.50%,
10/15/2024(b)	317,000	278,036
Oztel Holdings SPC Ltd. (Oman),
5.63%, 10/24/2023(b)	6,393,000	6,728,147
SixSigma Networks Mexico S.A.
de C.V. (Mexico), 7.50%,
05/02/2025(b)	325,000	327,572
Sprint Spectrum Co. LLC/Sprint
Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC,
Class A-1, 3.36%,
09/20/2021(b)	11,851,000	11,961,807
4.74%, 03/20/2025(b)	29,781,000	31,950,993
5.15%, 03/20/2028(b)	30,339,000	34,234,603
VEON Holdings B.V.
(Netherlands), 4.00%,
04/09/2025(b)	6,218,000	6,388,995
Ypso Finance Bis S.A.
(Luxembourg), 10.50%,
05/15/2027(b)	210,000	238,875
		93,399,170
Total U.S. Dollar Denominated Bonds & Notes
(Cost $1,989,292,802)		2,095,821,696

Asset-Backed Securities–27.52%

Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1,
4.17%, 02/25/2035(f)	1,072,978	1,097,194
Series 2005-1, Class 4A1,
3.95%, 05/25/2035(f)	950,127	973,244
ALM VII Ltd., Series 2012-7A,
Class A1A2, 3.00% (3 mo.
USD LIBOR + 1.17%),
07/15/2029(b)(c)	5,638,500	5,641,780
Angel Oak Mortgage Trust,
Series 2019-3, Class A1,
2.93%, 05/25/2059(b)(f)	3,770,207	3,805,218
Series 2020-1, Class A1,
2.47%, 12/25/2059(b)(f)	5,987,502	6,022,316
Angel Oak Mortgage Trust I LLC,
Series 2018-1, Class A1,
3.26%, 04/27/2048(b)(f)	6,968,566	7,019,983
Series 2018-3, Class A1,
3.65%, 09/25/2048(b)(f)	6,544,585	6,671,723
Series 2019-2, Class A1,
3.63%, 03/25/2049(b)(f)	17,784,201	18,124,318
Angel Oak Mortgage Trust LLC,
Series 2017-3, Class A1,
2.71%, 11/25/2047(b)(f)	1,594,481	1,600,263
Apex Credit CLO Ltd.,
Series 2017-1A, Class AF,
3.60%, 04/24/2029(b)	8,567,700	8,577,095
Avery Point VI CLO Ltd.,
Series 2015-6A, Class AR,
2.79% (3 mo. USD LIBOR +
1.05%), 08/05/2027(b)(c)	23,491,000	23,519,643
Banc of America Commercial
Mortgage Trust,
Series 2015-UBS7, Class AS,
3.99%, 09/15/2048(f)	4,394,000	4,838,309

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Bear Stearns Adjustable Rate
Mortgage Trust,
Series 2003-6, Class 1A3,
4.03%, 08/25/2033(f)	$126,242	$129,150
Series 2004-10, Class 21A1,
4.14%, 01/25/2035(f)	455,347	471,409
Series 2006-1, Class A1,
3.84% (1 yr. U.S. Treasury
Yield Curve Rate + 2.25%),
02/25/2036	426,632	440,416
Bear Stearns ALT-A Trust,
Series 2004-11, Class 2A3,
3.91%, 11/25/2034(f)	1,655,792	1,660,295
Benchmark Mortgage Trust,
Series 2019-B11, Class D,
3.00%, 05/15/2052(b)	5,242,000	4,882,003
Series 2019-B14, Class A5,
3.05%, 12/15/2062	16,455,000	18,012,861
Series 2019-B14, Class C,
3.78%, 12/15/2062	14,875,350	16,000,700
Series 2019-B15, Class B,
3.56%, 12/15/2072	12,220,000	13,362,168
Castlelake Aircraft Structured
Trust, Series 2019-1A,
Class A, 3.97%,
04/15/2039(b)	10,277,051	10,575,558
CFCRE Commercial Mortgage
Trust, Series 2011-C2,
Class C, 5.74%,
12/15/2047(b)(f)	5,000,000	5,255,961
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A,
2.45% (1 mo. USD LIBOR +
0.79%), 07/15/2032(b)(c)	11,493,289	11,502,693
Series 2017-BIOC, Class B,
2.63% (1 mo. USD LIBOR +
0.97%), 07/15/2032(b)(c)	3,882,559	3,882,224
Series 2017-BIOC, Class C,
2.71% (1 mo. USD LIBOR +
1.05%), 07/15/2032(b)(c)	15,643,517	15,642,350
Series 2017-BIOC, Class D,
3.26% (1 mo. USD LIBOR +
1.60%), 07/15/2032(b)(c)	4,543,051	4,551,572
CGRBS Commercial Mortgage
Trust, Series 2013-VN05,
Class A, 3.37%,
03/13/2035(b)	1,647,256	1,729,830
Chase Home Lending Mortgage
Trust, Series 2019-ATR2,
Class A3, 3.50%,
07/25/2049(b)(f)	23,810,982	24,488,714
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3,
3.75%, 04/25/2045(b)(f)	2,282,321	2,393,646
Series 2016-SH2, Class M2,
3.75%, 12/25/2045(b)(f)	8,982,814	9,517,321
Series 2016-SH2, Class M3,
3.75%, 12/25/2045(b)(f)	3,997,201	4,185,297
Citigroup Commercial Mortgage
Trust,
Series 2012-GC8, Class B,
4.29%, 09/10/2045(b)	1,300,000	1,364,831
Series 2013-GC11, Class D,
4.42%, 04/10/2023(b)(f)	752,554	791,071
Series 2015-GC27, Class A5,
3.14%, 02/10/2048	1,233,335	1,315,893
	Principal
	Amount	Value
Citigroup Mortgage Loan Trust,
Series 2019-IMC1, Class A1,
2.72%, 07/25/2049(b)(f)	$ 12,152,583	$12,265,524
Citigroup Mortgage Loan Trust,
Inc., Series 2004-UST1,
Class A4, 3.93%,
08/25/2034(f)	294,596	292,166
COLT Mortgage Loan Trust,
Class 2020-1, Class A1,
2.49%, 02/25/2050(b)(f)	13,907,091	14,097,613
Class 2020-1, Class A2,
2.69%, 02/25/2050(b)(f)	7,195,280	7,238,489
Commercial Mortgage Trust,
Series 2013-SFS, Class A1,
1.87%, 04/12/2035(b)	297,763	299,645
Series 2015-CR25, Class B,
4.54%, 08/10/2048(f)	5,267,000	5,881,781
Series 2016-GCT, Class B,
3.09%, 08/10/2029(b)	4,595,000	4,658,930
Series 2016-GCT, Class C,
3.46%, 08/10/2029(b)(f)	2,115,000	2,149,952
Countrywide Home Loans
Mortgage Pass Through Trust,
Series 2007-13, Class A10,
6.00%, 08/25/2037	284,712	236,499
CSAIL Commercial Mortgage
Trust, Series 2015-C3,
Class A4, 3.72%,
08/15/2048	1,125,283	1,240,401
CSFB Mortgage-Backed Pass
Through Ctfs., Series 2004-
AR5, Class 3A1, 4.07%,
06/25/2034(f)	1,116,779	1,147,921
CSWF, Series 2018-TOP, Class B,
2.96% (1 mo. USD LIBOR +
1.30%), 08/15/2035(b)(c)	12,354,113	12,362,196
DB Master Finance LLC,
Series 2019-1A, Class A23,
4.35%, 05/20/2049(b)	10,133,425	10,909,681
Series 2019-1A, Class A2II,
4.02%, 05/20/2049(b)	10,704,112	11,365,483
DBUBS Mortgage Trust,
Series 2011-LC1A, Class E,
5.69%, 11/10/2046(b)(f)	638,333	651,561
Deephaven Residential Mortgage
Trust,
Series 2017-2A, Class A2,
2.61%, 06/25/2047(b)(f)	457,654	459,897
Series 2017-2A, Class A3,
2.71%, 06/25/2047(b)(f)	494,881	497,423
Series 2017-3A, Class A1,
2.58%, 10/25/2047(b)(f)	3,505,849	3,517,537
Series 2017-3A, Class A2,
2.71%, 10/25/2047(b)(f)	973,963	977,224
Series 2018-1A, Class A1,
2.98%, 12/25/2057(b)(f)	5,618,577	5,626,882
Deephaven Residential Mortgage
Trust , Series 2019-4A,
Class A1, 2.79%,
10/25/2059(b)(f)	9,029,225	9,106,475
Deutsche Mortgage Securities,
Inc. Re-REMIC Trust Ctfs.,
Series 2007-WM1, Class A1,
3.80%, 06/27/2037(b)(f)	6,024,827	6,246,530
Domino's Pizza Master Issuer LLC,
Series 2019-1A, Class A2,
3.67%, 10/25/2049(b)	19,313,595	20,378,547

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Core Plus Bond Fund

	Principal
	Amount	Value
DT Auto Owner Trust,
Series 2019-3A, Class C,
2.74%, 04/15/2025(b)	$7,360,000	$7,482,827
Series 2019-3A, Class D,
2.96%, 04/15/2025(b)	10,579,000	10,791,632
Ellington Financial Mortgage
Trust, Series 2019-2,
Class A1, 2.74%,
11/25/2059(b)(f)	12,929,330	13,058,813
First Horizon Alternative
Mortgage Securities Trust,
Series 2005-FA8, Class 2A1,
5.00%, 11/25/2020	51,086	51,891
Galton Funding Mortgage Trust,
Series 2018-1, Class A43,
3.50%, 11/25/2057(b)(f)	3,402,744	3,435,161
Series 2019-H1, Class A1,
2.66%, 10/25/2059(b)(f)	10,809,995	10,923,526
GCAT Trust,
Series 2019-NQM2, Class A1,
2.86%, 09/25/2059(b)(f)(g)	13,874,529	14,056,870
Series 2019-NQM3, Class A1,
2.69%, 11/25/2059(b)(f)	7,578,811	7,703,106
GMACM Mortgage Loan Trust,
Series 2006-AR1, Class 1A1,
3.82%, 04/19/2036(f)	624,745	580,704
Goldentree Loan Management US
CLO 2 Ltd., Series 2017-2A,
Class A, 2.97% (3 mo. USD
LIBOR + 1.15%),
11/28/2030(b)(c)	16,228,000	16,248,285
Golub Capital Partners CLO 35(B)
Ltd., Class 2017-35A,
Class AR, 3.01% (3 mo. USD
LIBOR + 1.19%),
07/20/2029(b)(c)	20,000,000	20,023,388
Golub Capital Partners CLO 41B
Ltd., Series 2019-41A,
Class A, 3.19% (3 mo. USD
LIBOR + 1.37%),
04/20/2029(b)(c)	30,760,000	30,807,764
GS Mortgage Securities Trust,
Series 2013-G1, Class A1,
2.06%, 04/10/2031(b)	523,945	526,810
Series 2020-GC45, Class A5,
2.91%, 02/13/2053	8,325,000	9,004,725
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 3A2,
4.27%, 09/25/2035(f)	205,904	208,663
Harborview Mortgage Loan Trust,
Series 2005-9, Class 2A1C,
2.10% (1 mo. USD LIBOR +
0.45%), 06/20/2035(c)	21,794	21,813
Hertz Vehicle Financing II L.P.,
Series 2015-1A, Class A,
2.73%, 03/25/2021(b)	13,789,000	13,798,327
Series 2018-1A, Class A,
3.29%, 02/25/2024(b)	8,320,000	8,710,943
Series 2019-1A, Class A,
3.71%, 03/25/2023(b)	13,100,000	13,680,988
Series 2019-2A, Class A,
3.42%, 05/25/2025(b)	15,500,000	16,493,469
HMH Trust, Series 2017-NSS,
Class A, 3.06%,
07/05/2031(b)	9,500,000	9,741,837
	Principal
	Amount	Value
Home Partners of America Trust,
Series 2018-1, Class A,
2.56% (1 mo. USD LIBOR +
0.90%), 07/17/2037(b)(c)	$6,325,275	$6,319,009
Series 2018-1, Class B,
2.76% (1 mo. USD LIBOR +
1.10%), 07/17/2037(b)(c)	7,990,000	7,940,858
Series 2018-1, Class C,
2.91% (1 mo. USD LIBOR +
1.25%), 07/17/2037(b)(c)	3,610,000	3,586,971
Homeward Opportunities Fund I
Trust, Series 2019-1,
Class A1, 3.45%,
01/25/2059(b)(f)	13,672,214	13,860,596
Horizon Aircraft Finance III Ltd.,
Series 2019-2, Class A,
3.43%, 11/15/2039(b)	13,357,143	13,486,401
ICG US CLO Ltd., Series 2016-1A,
Class A1R, 2.91% (3 mo. USD
LIBOR + 1.14%),
07/29/2028(b)(c)	11,399,000	11,396,834
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A,
2.36% (1 mo. USD LIBOR +
0.70%), 01/15/2033(b)(c)	15,995,000	15,984,843
Series 2018-STAY, Class B,
2.71% (1 mo. USD LIBOR +
1.05%), 01/15/2033(b)(c)	8,640,000	8,621,949
Invitation Homes Trust,
Series 2017-SFR2, Class A,
2.51% (1 mo. USD LIBOR +
0.85%), 12/17/2036(b)(c)	5,691,225	5,669,291
Series 2017-SFR2, Class B,
2.81% (1 mo. USD LIBOR +
1.15%), 12/17/2036(b)(c)	3,221,000	3,219,349
Series 2017-SFR2, Class C,
3.11% (1 mo. USD LIBOR +
1.45%), 12/17/2036(b)(c)	6,188,000	6,148,308
Series 2017-SFR2, Class D,
3.46% (1 mo. USD LIBOR +
1.80%), 12/17/2036(b)(c)	4,699,105	4,682,056
Series 2018-SFR1, Class A,
2.36% (1 mo. USD LIBOR +
0.70%), 03/17/2037(b)(c)	29,272,753	28,957,521
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I,
3.61%, 07/30/2047(b)	16,701,355	16,922,254
Series 2017-1A, Class A2II,
4.85%, 07/30/2047(b)	9,067,500	9,903,473
JOL Air Ltd., Series 2019-1,
Class A, 3.97%,
04/15/2044(b)	15,334,220	15,785,442
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2012-LC9, Class B,
3.81%, 12/15/2047(b)(f)	5,000,000	5,258,074
JP Morgan Mortgage Trust,
Series 2005-A3, Class 1A1,
4.04%, 06/25/2035(f)	434,325	443,677
Series 2005-A3, Class 6A5,
4.54%, 06/25/2035(f)	629,730	647,315
Series 2005-A5, Class 1A2,
4.10%, 08/25/2035	464,764	475,960
Series 2007-A4, Class 3A1,
3.92%, 06/25/2037(f)	752,670	756,904
Series 20153, Class B2,
3.66%, 05/25/2045(b)(f)	8,939,659	9,345,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Core Plus Bond Fund

	Principal
	Amount	Value
JPMBB Commercial Mortgage
Securities Trust,
Series 2013-C17, Class C,
4.89%, 01/15/2047(f)	$12,750,000	$13,935,566
Series 2015-C31, Class A3,
3.80%, 08/15/2048	1,064,445	1,177,850
Series 2016-C1, Class B,
4.74%, 03/15/2049(f)	5,083,000	5,740,034
Lehman Mortgage Trust,
Series 2006-1, Class 3A5,
5.50%, 02/25/2036	218,043	214,185
MACH 1 Cayman Ltd.,
Series 2019-1, Class B,
4.34%, 10/15/2039(b)	11,446,382	11,579,057
MAD Mortgage Trust,
Series 2017-330M, Class A,
3.29%, 08/15/2034(b)(f)	11,633,000	12,153,523
Merrill Lynch Mortgage Investors
Trust,
Series 2005-3, Class 3A,
4.01% (1 mo. USD LIBOR +
0.25%), 11/25/2035(c)	812,457	818,957
Series 2005-A5, Class A9,
4.30%, 06/25/2035(f)	972,631	989,295
Morgan Stanley Capital I Trust,
Series 2014-150E, Class C,
4.30%, 09/09/2032(b)(f)	3,350,000	3,648,932
Series 2017-CLS, Class A,
2.36% (1 mo. USD LIBOR +
0.70%), 11/15/2034(b)(c)	18,372,000	18,377,456
Series 2017-CLS, Class B,
2.51% (1 mo. USD LIBOR +
0.85%), 11/15/2034(b)(c)	9,024,000	9,021,219
Series 2017-CLS, Class C,
2.66% (1 mo. USD LIBOR +
1.00%), 11/15/2034(b)(c)	6,124,000	6,122,126
Morgan Stanley Capital I Trust ,
Series 2019-L2, Class A4,
4.07%, 03/15/2052	17,430,000	20,340,200
Series 2019-L3, Class AS,
3.49%, 11/15/2052	10,950,000	12,062,826
MVW LLC, Series 2019-2A,
Class A, 2.22%,
10/20/2038(b)	11,909,311	12,107,887
MVW Owner Trust,
Series 2019-1A, Class A,
2.89%, 11/20/2036(b)	10,390,139	10,805,657
Natixis Commercial Mortgage
Securities Trust,
Series 2018-285M, Class E,
3.79%, 11/15/2032(b)(f)	6,250,000	6,417,674
Neuberger Berman CLO Ltd.,
Series 2017-24A, Class AR,
1.00% (3 mo. USD LIBOR +
1.02%), 04/19/2030(b)(c)	10,478,000	10,473,285
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1,
2.49%, 09/25/2059(b)(f)	10,086,546	10,244,321
Series 2020-NQM1, Series A1,
2.46%, 01/26/2060(b)(f)	13,651,497	13,773,129
OBX Trust, Series 2019-EXP1,
Class 1A3, 4.00%,
01/25/2059(b)(f)	6,629,379	6,827,611
OCP CLO Ltd., Series 2014-7A,
Class A1RR, 2.94% (3 mo.
USD LIBOR + 1.12%),
07/20/2029(b)(c)	17,619,000	17,605,248
	Principal
	Amount	Value
OHA Loan Funding Ltd.,
Series 2016-1A, Class AR,
2.99% (3 mo. USD LIBOR +
1.26%), 01/20/2033(b)(c)	$10,543,683	$10,535,030
One Bryant Park Trust,
Series 2019-OBP, Class A,
2.52%, 09/15/2054(b)	21,801,000	22,730,837
PPM CLO 3 Ltd. (Cayman Islands),
Series 2019-3A, Class A,
3.24% (3 mo. USD LIBOR +
1.40%), 07/17/2030(b)(c)	9,626,000	9,643,448
Series 2019-3A, Class B,
3.79% (3 mo. USD LIBOR +
1.95%), 07/17/2030(b)(c)	6,789,000	6,799,503
Provident Home Equity Loan
Trust, Series 2000-2,
Class A1, 2.17% (1 mo. USD
LIBOR + 0.54%),
08/25/2031(c)	146,699	129,233
Race Point VIII CLO Ltd. (Cayman
Islands),
Series 2013-8A, Class AR2,
3.24% (3 mo. USD LIBOR +
1.04%), 02/20/2030(b)(c)	11,975,000	11,969,605
Series 2013-8A, Class BR2,
3.60% (3 mo. USD LIBOR +
1.50%), 02/20/2030(b)(c)	11,975,000	11,969,007
Residential Mortgage Loan Trust,
Series 2019-3, Class A1,
2.63%, 09/25/2059(b)(f)	5,789,080	5,834,965
Series 2020-1, Class A1,
2.38%, 02/25/2024(b)(f)	5,566,185	5,624,778
Sequoia Mortgage Trust,
Series 2013-3, Class A1,
2.00%, 03/25/2043(f)	1,311,058	1,281,216
Series 2013-4, Class A3,
1.55%, 04/25/2043(f)	981,330	964,521
Series 2013-7, Class A2,
3.00%, 06/25/2043(f)	1,112,761	1,134,800
Shellpoint Asset Funding Trust,
Series 2013-1, Class A3,
3.75%, 07/25/2043(b)(f)	1,789,372	1,846,157
Sonic Capital LLC,
Series 2020-1A, Class A2I,
3.85%, 01/20/2050(b)	9,765,000	10,131,820
Specialty Underwriting &
Residential Finance Trust,
Series 2004-BC2, Class A2,
2.20% (1 mo. USD LIBOR +
0.54%), 05/25/2035(c)	41,645	39,464
Starwood Mortgage Residential
Trust, Series 2020-1,
Class A1, 2.28%,
02/25/2050(b)(f)	8,456,669	8,529,902
Starwood Waypoint Homes Trust,
Series 2017-1, Class D,
3.61% (1 mo. USD LIBOR +
1.95%), 01/17/2035(b)(c)	16,580,000	16,591,878
Structured Adjustable Rate Mortgage
Loan Trust,
Series 2004-12, Class 3A2,
3.98%, 09/25/2034(f)	653,692	670,383
Series 2004-8, Class 3A,
3.95%, 07/25/2034(f)	1,185,750	1,207,972
Suntrust Alternative Loan Trust,
Series 2005-1F, Class 2A8,
6.00%, 12/25/2035	203,935	207,578

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Symphony CLO XXII Ltd.,
Series 2020-22A, Class B,
1.00% (3 mo. USD LIBOR +
1.70%), 04/18/2033(b)(c)	$4,250,000	$4,250,000
Taconic Park CLO Ltd.,
Series 2016-1A, Class A1R,
1.00% (3 mo. USD LIBOR +
1.00%), 01/20/2029(b)(c)	16,923,000	16,915,385
Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2,
2.66% (1 mo. USD LIBOR +
0.50%), 12/25/2033(c)	468,319	446,024
Series 2005-1, Class A3,
3.90%, 04/25/2045(f)	923,836	933,530
Thunderbolt II Aircraft Lease Ltd.,
Series 2018-A, Class B,
5.07%, 09/15/2038(b)(f)(g)	7,836,720	8,156,656
TICP CLO XV Ltd. (Cayman Islands),
Series 2020-15A, Class A,
2.89% (3 mo. USD LIBOR +
1.28%), 04/20/2033(b)(c)	9,701,000	9,707,373
Series 2020-15A, Class B,
3.31% (3 mo. USD LIBOR +
1.70%), 04/20/2033(b)(c)	3,994,000	3,989,399
Towd Point Mortgage Trust,
Series 2017-2, Class A1,
2.75%, 04/25/2057(b)(f)	3,920,556	3,988,002
Triton Container Finance VI LLC,
Series 2018-2A, Class A,
4.19%, 06/22/2043(b)	9,136,667	9,240,980
UBS Commercial Mortgage Trust,
Series 2019-C16, Class A4,
3.60%, 04/15/2052	16,770,000	18,991,519
UBS-Barclays Commercial Mortgage
Trust,
Series 2012-C3, Class A4,
3.09%, 08/10/2049	264,274	273,038
Series 2012-C4, Class A5,
2.85%, 12/10/2045	532,433	550,082
UBS-Citigroup Commercial
Mortgage Trust,
Series 2011-C1, Class C,
6.05%, 01/10/2045(b)(f)	4,500,000	4,778,591
Verus Securitization Trust,
Series 2017-SG1A, Class A1,
2.69%, 11/25/2047(b)(f)	4,936,968	4,944,374
Series 2018-1, Class A1,
2.93%, 02/25/2048(b)(f)	7,078,631	7,097,402
Series 2018-3, Class A1,
4.11%, 10/25/2058(b)(f)	4,313,251	4,391,024
Series 2019-1, Class A1,
3.84%, 02/25/2059(b)(f)	14,166,650	14,396,373
Series 2019-2, Class A1,
3.21%, 05/25/2059(b)(f)	5,420,328	5,484,008
Series 2019-INV1, Class A1,
3.40%, 12/25/2059(b)(f)	18,370,262	18,617,559
Series 2020-1, Class A1,
2.42%, 01/25/2060(b)(f)	16,913,256	17,098,620
Series 2020-1, Class A2,
2.64%, 01/25/2060(b)(f)	3,721,017	3,761,606
WaMu Mortgage Pass Through
Trust, Series 2007-HY2,
Class 2A2, 4.06%,
11/25/2036(f)	491,680	465,622
	Principal
	Amount	Value
Wells Fargo Mortgage Backed
Securities Trust,
Series 2005-AR14, Class A1,
4.84%, 08/25/2035(f)	$271,599	$274,891
Wendy's Funding LLC,
Series 2018-1A, Class A2II,
3.88%, 03/15/2048(b)	11,025,000	11,676,908
Series 2019-1A, Class A2II,
4.08%, 06/15/2049(b)	5,472,500	5,756,413
WFRBS Commercial Mortgage Trust,
Series 2011-C5, Class B,
5.66%, 11/15/2044(b)(f)	5,000,000	5,269,447
Series 2012-C6, Class B,
4.70%, 04/15/2045	5,739,000	6,046,025
Series 2012-C9, Class D,
4.81%, 10/15/2022(b)(f)	568,832	584,351
Series 2013-C14, Class A5,
3.34%, 06/15/2046	1,485,143	1,564,843
Series 2013-C15, Class B,
4.49%, 08/15/2046(f)	3,800,000	4,101,485
Series 2013-C16, Class B,
5.03%, 09/15/2046(f)	3,127,000	3,438,187
Total Asset-Backed Securities
(Cost $1,272,325,086)		1,297,886,988

U.S. Government Sponsored Agency Mortgage-Backed Securities–12.16%

Collateralized Mortgage Obligations–3.86%
Fannie Mae REMICs,
IO,
7.00%, 05/25/2033	7,089	1,261
6.00%, 07/25/2033	5,426	1,142
Freddie Mac Multifamily Structured
Pass Through Ctfs.,
Series K038, Class X1, IO,
1.13%, 03/25/2024(f)	23,760,574	925,106
Series K730, Class AM, IO,
3.59%, 01/25/2025(f)	7,859,000	8,631,835
Series K731, Class A2,
3.60%, 02/25/2025(f)	18,951,000	20,675,810
Series K734, Class A2,
3.21%, 02/25/2026	37,873,000	41,220,166
Series K062, Class A1,
3.03%, 09/25/2026	9,002,766	9,571,282
Series K071, Class A2,
3.29%, 11/25/2027	11,136,000	12,411,076
Series K083, Class AM,
4.03%, 10/25/2028(f)	4,736,000	5,584,309
Series K085, Class AM,
4.06%, 10/25/2028(f)	4,736,000	5,592,198
Series K089, Class AM,
3.63%, 01/25/2029(f)	8,018,000	9,222,675
Series K088, Class AM,
3.76%, 01/25/2029(f)	18,944,000	22,003,839
Series K090, Class A2,
3.42%, 02/25/2029	37,800,000	43,087,124
Freddie Mac Whole Loan
Securities Trust,
Series 2017-SC02, Class 2A1,
3.50%, 05/25/2047	2,916,289	2,952,657
		181,880,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–0.76%
7.00%, 07/01/2022 to
10/01/2034	$711,518	$812,779
3.50%, 08/01/2026	481,533	505,079
6.00%, 03/01/2029 to
02/01/2034	274,368	306,034
7.50%, 05/01/2030 to
05/01/2035	491,372	565,901
8.50%, 08/01/2031	33,039	40,887
3.00%, 02/01/2032	2,126,567	2,230,884
6.50%, 07/01/2032 to
09/01/2036	284,276	323,628
8.00%, 08/01/2032	27,267	32,455
5.50%, 01/01/2034 to
07/01/2040	1,481,555	1,649,406
5.00%, 07/01/2034 to
06/01/2040	2,190,220	2,465,981
4.50%, 02/01/2040 to
10/01/2046	24,008,055	26,634,882
ARM,
4.02%, (1 yr. USD LIBOR +
2.00%), 12/01/2036(c)	67,151	71,680
4.58%, (1 yr. USD LIBOR +
2.07%), 02/01/2037(c)	14,456	15,485
4.75%, (1 yr. USD LIBOR +
1.88%), 05/01/2037(c)	97,136	102,936
		35,758,017
Federal National Mortgage Association (FNMA)–6.05%
5.50%, 03/01/2021 to
06/01/2040	1,430,653	1,631,942
7.50%, 03/01/2021 to
08/01/2037	609,318	719,558
6.00%, 03/01/2022 to
10/01/2039	17,519	19,631
6.50%, 07/01/2028 to
01/01/2037	94,185	106,478
7.00%, 07/01/2029 to
02/01/2034	442,179	507,754
9.50%, 04/01/2030	5,818	6,570
3.50%, 12/01/2030 to
05/01/2047	70,554,661	75,008,237
8.50%, 10/01/2032	52,848	65,792
8.00%, 04/01/2033	52,198	63,858
5.00%, 12/01/2039	575,175	647,421
3.00%, 08/01/2043	3,474,716	3,663,946
4.50%, 10/01/2048 to
12/01/2048	51,896,435	55,618,673
4.00%, 12/01/2048	59,513,127	64,511,872
TBA,
2.50%, 03/01/2035(h)	44,820,000	46,010,532
3.00%, 03/01/2035(h)	35,300,000	36,565,836
ARM,
4.36%, (1 yr. U.S. Treasury
Yield Curve Rate + 2.21%),
05/01/2035	139,263	147,213
3.68%, (1 yr. USD LIBOR +
1.67%), 01/01/2037(c)	59,516	63,036
4.35%, (1 yr. USD LIBOR +
1.72%), 03/01/2038(c)	38,047	40,134
		285,398,483

Principal

AmountValue

Government National Mortgage Association (GNMA)–1.49%

7.50%, 06/15/2023 to
05/15/2032	$9,283	$9,569
9.00%, 09/15/2024 to
10/15/2024	5,615	5,638
8.50%, 02/15/2025	4,150	4,166
8.00%, 08/15/2025 to
09/15/2026	19,990	20,669
6.56%, 01/15/2027	105,063	116,662
7.00%, 10/15/2028 to
09/15/2032	184,953	208,529
6.00%, 11/15/2028 to
02/15/2033	55,191	61,881
6.50%, 01/15/2029 to
09/15/2034	79,652	88,971
5.50%, 06/15/2035	53,644	61,456
5.00%, 07/15/2035 to
08/15/2035	52,936	57,368
4.00%, 03/20/2048	8,133,732	8,553,300
ARM,
4.00%, (1 yr. U.S. Treasury
Yield Curve Rate + 1.50%),
01/20/2025	19,035	19,559
3.88%, (1 yr. U.S. Treasury
Yield Curve Rate + 1.50%),
05/20/2025 to 06/20/2025	11,283	11,571
TBA,
3.00%, 03/01/2050(h)	59,000,000	60,963,593
		70,182,932
Total U.S. Government Sponsored Agency
Mortgage-Backed Securities
(Cost $549,288,738)		573,219,912

U.S. Treasury Securities–10.89%

U.S. Treasury Bills–0.24%

1.50% - 1.57%,
04/09/2020(i)(j)	11,230,000	11,211,506
U.S. Treasury Bonds–3.01%
2.38%, 11/15/2049	121,601,500	141,986,377
U.S. Treasury Notes–7.64%
1.38%, 02/15/2023	20,028,300	20,321,683
1.38%, 01/31/2025	162,970,500	166,541,845
1.50%, 01/31/2027	38,292,200	39,455,924
1.50%, 02/15/2030	129,723,900	134,162,890
		360,482,342
Total U.S. Treasury Securities
(Cost $494,657,148)		513,680,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Core Plus Bond Fund

		Principal
		Amount	Value
Agency Credit Risk Transfer Notes–1.29%
Fannie Mae Connecticut Avenue
Securities
Series 2016-C07, Class 2M2,
5.98% (1 mo. USD LIBOR +
4.35%), 05/25/2029(c)		$3,812,883	$3,995,274
Series 2017-C04, Class 2M2,
4.48% (1 mo. USD LIBOR +
2.85%), 11/25/2029(c)		11,000,000	11,373,747
Series 2018-C05, Class 1M2,
3.98% (1 mo. USD LIBOR +
2.35%), 01/25/2031(c)		4,837,000	4,899,152
Series 2019-R03, Class 1M2,
3.78% (1 mo. USD LIBOR +
2.15%), 09/25/2031(b)(c)		9,440,776	9,495,529
Series 2019-R06, Class 2M2,
3.73% (1 mo. USD LIBOR +
2.10%), 09/25/2039(b)(c)		9,662,000	9,726,632
Freddie Mac
Series 2016-DNA4, Class M3,
STACR®, 5.43% (1 mo. USD
LIBOR + 3.80%),
03/25/2029(c)		3,000,000	3,186,318
Series 2016-HQA4, Class M3,
STACR®, 5.53% (1 mo. USD
LIBOR + 3.90%),
04/25/2029(c)		5,924,000	6,314,014
Series 2017-HQA2, Class M2,
STACR®, 4.28% (1 mo. USD
LIBOR + 2.65%),
12/25/2029(c)		9,000,000	9,247,205
Series 2019-HQA2, Class M1,
STACR®, 2.33% (1 mo. USD
LIBOR + 0.70%),
04/25/2049(b)(c)		2,769,384	2,769,155
Total Agency Credit Risk Transfer Notes
(Cost $60,643,848)			61,007,026
Preferred Stocks–1.07%		Shares

Diversified Banks–0.91%
Bank of America Corp., 7.25%,
Series L, Conv. Pfd.		1,100	1,650,000
Wells Fargo & Co., 7.50%, Class A,
Series L, Conv. Pfd.		27,407	41,247,535
			42,897,535
Investment Banking & Brokerage–0.15%
Morgan Stanley, 6.88%, Series F,
Pfd.		249,737	6,885,249
Regional Banks–0.01%
PNC Financial Services Group, Inc.
(The), 6.13%, Series P, Pfd.		24,592	653,901
Total Preferred Stocks (Cost $44,018,460)			50,436,685
		Principal
		Amount
Non-U.S. Dollar Denominated Bonds & Notes–1.05%(k)
Brewers–0.03%
Molson Coors International L.P.,
Series MPLE, 3.44%,
07/15/2026	CAD	2,000,000	1,549,234
Diversified Banks–0.07%
Erste Group Bank AG (Austria),
6.50%(b)(e)	EUR	200,000	250,343
		Principal
		Amount	Value
Diversified Banks–(continued)
HSBC Holdings PLC (United
Kingdom), 3.20%,
12/05/2023	CAD	4,000,000	$3,094,833
			3,345,176
Electric Utilities–0.22%
PT Perusahaan Listrik Negara
(Indonesia), 1.88%,
11/05/2031(b)	EUR	9,315,000	10,502,937
Food Retail–0.01%
Iceland Bondco PLC (United
Kingdom), 4.63%,
03/15/2025(b)	GBP	100,000	100,909
Quatrim S.A.S.U. (France),
5.88%, 01/15/2024(b)	EUR	100,000	111,361
			212,270
Integrated Telecommunication Services–0.31%
AT&T, Inc., Series MPLE, 5.10%,
11/25/2048	CAD	5,000,000	4,284,932
AT&T, Inc., Series B, 2.88%(e)	EUR	9,700,000	10,531,629
			14,816,561
Movies & Entertainment–0.17%
Netflix, Inc., 3.88%,
11/15/2029(b)	EUR	6,750,000	7,836,356
Sovereign Debt–0.17%
Chile Government International
Bond (Chile), 0.83%,
07/02/2031	EUR	105,000	118,447
Indonesia Treasury Bond
(Indonesia), Series FR78,
8.25%, 05/15/2029	IDR 2,243,000,000		169,349
Latvia Government International
Bond (Latvia), 1.88%,
02/19/2049(b)	EUR	100,000	145,569
Mexico Government International
Bond (Mexico), 2.88%,
04/08/2039	EUR	100,000	126,387
Morocco Government
International Bond (Morocco),
1.50%, 11/27/2031(b)	EUR	200,000	224,901
Saudi Government International
Bond (Saudi Arabia), 0.75%,
07/09/2027(b)	EUR	100,000	114,156
Saudi Government International
Bond (Saudi Arabia), 2.00%,
07/09/2039(b)	EUR	100,000	118,724
Serbia International Bond
(Serbia), 1.50%,
06/26/2029(b)	EUR	105,000	119,485
Serbia International Bond
(Serbia), 1.50%,
06/26/2029(b)	EUR	285,000	324,316
Ukraine Government International
Bond (Ukraine), 6.75%,
06/20/2026(b)	EUR	185,000	230,438
Ukraine Government International
Bond (Ukraine), 4.38%,
01/27/2030(b)	EUR	6,000,000	6,271,969
			7,963,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Core Plus Bond Fund

Principal
		Amount	Value
Steel–0.00%
Vale S.A. (Brazil), 3.75%,
01/10/2023	EUR	150,000	$179,109
Technology Hardware, Storage & Peripherals–0.07%
Apple, Inc., Series MPLE, 2.51%,
08/19/2024	CAD	4,000,000	3,079,009
Total Non-U.S. Dollar Denominated Bonds & Notes
	(Cost $48,440,125)		49,484,393
Variable Rate Senior Loan Interests–0.49%
Diversified REITs–0.49%
Asterix, Inc. (Canada), Term
Loan, 3.90%, 03/31/2023
(Cost $23,257,616)(l)(m)		$31,097,759	23,168,381
Municipal Obligations–0.23%
Georgia (State of) Municipal
Electric Authority (Plant Vogtle
Units 3 & 4 Project M),
Series 2010 A, RB, 6.66%,
04/01/2057		545,000	839,196
Grand Parkway Transportation
Corp., Series 2020, Ref. RB,
3.24%, 10/01/2052		9,675,000	9,864,437
Total Municipal Obligations (Cost $10,220,000)			10,703,633
Shares
Common Stocks & Other Equity Interests–0.00%
Auto Parts & Equipment–0.00%
Exide Technologies(l)(n)		14,555	728
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CAD	– Canadian Dollar
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
STACR® – Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
	Shares	Value
Paper Packaging–0.00%
Westrock Co.	65	$2,161
Specialty Chemicals–0.00%
Ingevity Corp.(n)	10	451
Total Common Stocks & Other Equity Interests
(Cost $15,547)		3,340
Money Market Funds–4.12%
Invesco Government & Agency
Portfolio, Institutional Class,
1.50%(o)	68,696,052	68,696,052
Invesco Liquid Assets Portfolio,
Institutional Class, 1.64%(o)	47,002,230	47,025,731
Invesco Treasury Portfolio,
Institutional Class, 1.48%(o)	78,509,773	78,509,773
Total Money Market Funds (Cost $194,220,448)		194,231,556
Options Purchased–0.09%
(Cost $4,618,217)(p)		4,379,448
TOTAL INVESTMENTS IN SECURITIES–103.35%
(Cost $4,690,998,035)		4,874,023,283
OTHER ASSETS LESS LIABILITIES—(3.35)%		(158,156,628)
NET ASSETS–100.00%		$4,715,866,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Core Plus Bond Fund

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $2,124,961,509, which represented 45.06% of the Fund's Net Assets.

(c)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(d)Zero coupon bond issued at a discount.

(e)Perpetual bond with no specified maturity date.

(f)Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 29, 2020.

(g)Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(h)Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1O.

(i)All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1K and Note 1N.

(j)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(k)Foreign denominated security. Principal amount is denominated in the currency indicated.

(l)Security valued using significant unobservable inputs (Level 3). See Note 3.

(m)Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate ("LIBOR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(n)Non-income producing security.

(o)The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(p)The table below details options purchased.

Open Exchange-Traded Equity Options Purchased

	Type of	Expiration	Number of	Exercise	Notional
Description	Contract	Date	Contracts	Price	Value*	Value
Equity Risk
Amazon.com, Inc.	Call	06/18/2021	4	$2,200.00	$ 880,000	$ 59,150

Apple, Inc.	Call	01/15/2021	44	340.00	1,496,000	45,540
Booking Holdings, Inc.	Call	01/15/2021	6	2,100.00	1,260,000	47,370
Consumer Discretionary Select Sector SPDR Fund	Call	01/15/2021	60	126.00	756,000	30,000

Consumer Discretionary Select Sector SPDR Fund	Call	06/18/2021	60	135.00	810,000	21,000
Health Care Select Sector SPDR Fund	Call	01/15/2021	90	102.00	918,000	27,450
Health Care Select Sector SPDR Fund Option	Call	01/15/2021	90	106.00	954,000	21,825

Industrial Select Sector SPDR Fund	Call	01/15/2021	120	85.00	1,020,000	30,000

Intel Corp. Option	Call	01/15/2021	120	72.50	870,000	21,300
JPMorgan Chase & Co.	Call	01/15/2021	45	135.00	607,500	21,825
Microsoft Corp.	Call	03/19/2021	65	190.00	1,235,000	65,325

Oracle Corp.	Call	01/15/2021	80	62.50	500,000	9,200
QUALCOMM, Inc.	Call	01/15/2021	12	97.50	117,000	4,698
UnitedHealth Group, Inc.	Call	01/15/2021	24	290.00	696,000	39,840

Verizon Communications, Inc.	Call	01/15/2021	90	60.00	540,000	17,415
Total Open Exchange-Traded Equity Options Purchased			910			$461,938

* Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
	Open Exchange-Traded Index Options Purchased
	Type of	Expiration	Number of	Exercise	Notional
Description	Contract	Date	Contracts	Price	Value*	Value
Equity Risk
S&P 500 Index	Call	06/18/2021	98	$3,100.00	$30,380,000	$1,718,920

* Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Core Plus Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased

	Type of				Expiration	Exercise	Notional
Description	Contract	Counterparty			Date	Price	Value		Value
Currency Risk
		Morgan Stanley & Co.
USD versus JPY	Call	International PLC			07/31/2020	USD 103.75	USD 215,000,000		$2,198,590
Total Options Purchased (Cost $4,618,217)									$4,379,448
		Open Exchange-Traded Equity Options Written
									Unrealized
		Type of	Expiration	Number of	Exercise	Premiums	Notional		Appreciation
Description		Contract	Date	Contracts	Price	Received	Value*	Value	(Depreciation)
Equity Risk
Booking Holdings, Inc.		Call	01/15/2021	6	$2,400.00	$(45,581)	$1,440,000	$(17,430)	$ 28,151
Consumer Discretionary Select Sector SPDR Fund		Call	01/15/2021	60	126.00	(68,216)	756,000	(30,000)	38,216
Health Care Select Sector SPDR Fund		Call	01/15/2021	90	103.33	(74,335)	929,970	(25,650)	48,685

Oracle Corp.		Call	01/15/2021	30	70.00	(4,109)	210,000	(1,305)	2,804

QUALCOMM, Inc.		Call	01/15/2021	3	110.00	(801)	33,000	(668)	133
UnitedHealth Group, Inc.		Call	01/15/2021	7	300.00	(7,014)	210,000	(9,520)	(2,506)

Total Exchange-Traded Equity Options Written						$(200,056)		$(84,573)	$115,483

*Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Interest Rate Swaptions Written

				Pay/
				Receive								Unrealized
	Type of		Exercise	Exercise	Floating	Payment	Expiration		Premiums	Notional		Appreciation
Description	Contract	Counterparty	Rate	Rate	Rate Index	Frequency	Date		Received	Value	Value	(Depreciation)
Interest Rate Risk
5 Year Interest		Morgan Stanley &
		Co. International
Rate Swaption	Put	PLC	1.06%		Pay	Quarterly	12/20/2024		$(473,104)	$(120,983,000) $(1,879,314)		$(1,406,210)
					Open Futures Contracts
												Unrealized
Long Futures Contracts					Number of		Expiration		Notional			Appreciation
					Contracts		Month		Value		Value	(Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes					2,990		June-2020	$ 367,022,500			$2,881,835	$2,881,835
U.S. Treasury 10 Year Notes						911	June-2020		122,757,250		1,067,553	1,067,553

U.S. Treasury Long Bonds					1,131		June-2020		192,552,750		3,850,014	3,850,014
U.S. Treasury Ultra Bond						453	June-2020		93,997,500		2,483,416	2,483,416

Subtotal—Long Futures Contracts										10,282,818		10,282,818
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes						503	June-2020		(109,819,048)		(507,921)	(507,921)

U.S. Treasury 10 Year Ultra Bonds					2,019		June-2020		(303,291,656)		(4,861,750)	(4,861,750)

Subtotal—Short Futures Contracts											(5,369,671)	(5,369,671)

Total Futures Contracts											$4,913,147	$4,913,147
			Open Forward Foreign Currency Contracts
										Contract to		Unrealized
Settlement												Appreciation
Date	Counterparty								Deliver		Receive	(Depreciation)
Currency Risk
05/29/2020	Canadian Imperial Bank of Commerce							CAD 53,013,591		USD 39,931,148		$ 436,475

05/29/2020	Goldman Sachs & Co.							GBP	128,226	USD	166,198	1,454
03/09/2020	Morgan Stanley							EUR	8,255,000	USD	9,208,668	92,022

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Core Plus Bond Fund

Open Forward Foreign Currency Contracts—(continued)

									Contract to		Unrealized
Settlement											Appreciation

Date	Counterparty							Deliver		Receive	(Depreciation)
03/09/2020	NatWest Markets PLC						EUR	1,600,000	USD	1,768,208	$ 1,202
Subtotal—Appreciation											531,153

Currency Risk
05/29/2020	Citibank, N.A.						EUR	1,421,665	USD	1,548,310	(28,968)
05/29/2020	Goldman Sachs & Co.						EUR 10,650,000		USD 11,622,931		(192,798)

03/09/2020	Morgan Stanley						EUR 16,750,000		USD 18,494,276		(4,067)
Subtotal—Depreciation											(225,833)

Total Forward Foreign Currency Contracts											$ 305,320
			Open Centrally Cleared Credit Default Swap Agreements
			(Pay)/
			Receive			Implied			Upfront
		Buy/Sell	Fixed	Payment		Credit			Payments Paid		Unrealized
Reference Entity		Protection	Rate	Frequency	Maturity Date	Spread(a)	Notional Value		(Received)	Value	Appreciation
Credit Risk
Markit CDX North America High Yield
Index, Series 33, Version 2		Buy	(5.00)%	Quarterly	12/20/2024	3.769%	USD 119,773,170	$(10,990,835)		$(6,475,776)	$4,515,059

(a)Implied credit spreads represent the current level, as of February 29, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:

CAD —Canadian Dollar

EUR —Euro

GBP —British Pound Sterling

SPDR —Standard & Poor's Depositary Receipt

USD —U.S. Dollar

Portfolio Composition

By security type, based on Total Investments as of February 29, 2020

U.S. Dollar Denominated Bonds & Notes	43.00%
Asset-Backed Securities	26.63
U.S. Government Sponsored Agency Mortgage-Backed Securities	11.76
U.S. Treasury Securities	10.54

Agency Credit Risk Transfer Notes	1.25

Preferred Stocks	1.03
Non-U.S. Dollar Denominated Bonds & Notes	1.02
Security types each less than 1% portfolio	0.78

Money Market Funds	3.99

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Core Plus Bond Fund

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets:
Investments in securities, at value
(Cost $4,496,777,587)	$4,679,791,727
Investments in affiliated money market funds, at value
(Cost $194,220,448)	194,231,556
Other investments:
Variation margin receivable — futures contracts	4,078,212
Unrealized appreciation on forward foreign currency
contracts outstanding	531,153
Cash	881,601
Foreign currencies, at value (Cost $15,380,921)	15,410,684
Receivable for:
Investments sold	9,264,156
Fund shares sold	16,266,490
Dividends	702,052
Interest	26,225,562
Investments matured, at value (Cost $243)	53,926
Principal paydowns	5,883
Investment for trustee deferred compensation and
retirement plans	135,395
Other assets	74,465
Total assets	4,947,652,862
Liabilities:
Other investments:
Options written, at value (premiums received
$673,160)	1,963,887
Variation margin payable — centrally cleared swap
agreements	140,934
Unrealized depreciation on forward foreign currency
contracts outstanding	225,833
Payable for:
Investments purchased	207,588,593
Dividends	1,393,031
Fund shares reacquired	18,586,355
Accrued foreign taxes	1,332
Accrued fees to affiliates	1,195,652
Accrued trustees' and officers' fees and benefits	7,034
Accrued other operating expenses	525,625
Trustee deferred compensation and retirement plans	157,931
Total liabilities	231,786,207
Net assets applicable to shares outstanding	$4,715,866,655
Net assets consist of:
Shares of beneficial interest	$4,504,436,504
Distributable earnings	211,430,151
$4,715,866,655
Net Assets:
Class A	$1,233,497,262
Class C	$102,874,230
Class R	$19,700,809
Class Y	$1,080,414,599
Class R5	$8,099,565
Class R6	$2,271,280,190

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	108,572,269
Class C	9,058,813
Class R	1,734,576
Class Y	95,013,984
Class R5	713,268
Class R6	200,041,703
Class A:
Net asset value per share	$11.36
Maximum offering price per share
(Net asset value of $11.36 ÷ 95.75%)	$11.86
Class C:
Net asset value and offering price per share	$11.36
Class R:
Net asset value and offering price per share	$11.36
Class Y:
Net asset value and offering price per share	$11.37
Class R5:
Net asset value and offering price per share	$11.36
Class R6:
Net asset value and offering price per share	$11.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Invesco Core Plus Bond Fund

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $4,055)	$72,936,687
Dividends from affiliated money market funds	1,422,147
Dividends	1,301,145
Total investment income	75,659,979
Expenses:
Advisory fees	8,612,186
Administrative services fees	292,025
Custodian fees	66,373
Distribution fees:
Class A	1,412,485
Class C	463,054
Class R	45,639
Transfer agent fees — A, C, R and Y	1,466,650
Transfer agent fees — R5	3,666
Transfer agent fees — R6	68,500
Trustees' and officers' fees and benefits	29,325
Registration and filing fees	90,296
Reports to shareholders	401,956
Professional services fees	81,089
Other	106,909
Total expenses	13,140,153
Less: Fees waived	(1,010,182)
Net expenses	12,129,971
Net investment income	63,530,008
Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	40,311,111
Foreign currencies	210,725
Forward foreign currency contracts	927,267
Futures contracts	4,041,863
Option contracts written	6,940
Swap agreements	493,424
45,991,330
Change in net unrealized appreciation (depreciation) of:
Investment securities	44,972,947
Foreign currencies	110,024
Forward foreign currency contracts	(357,156)
Futures contracts	5,555,757
Option contracts written	(1,302,700)
Swap agreements	4,424,805
53,403,677
Net realized and unrealized gain	99,395,007
Net increase in net assets resulting from operations	$162,925,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Invesco Core Plus Bond Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	February 29,	August 31,
	2020	2019
Operations:
Net investment income	$63,530,008	$143,178,880
Net realized gain	45,991,330	35,264,705
Change in net unrealized appreciation	53,403,677	193,208,995
Net increase in net assets resulting from operations	162,925,015	371,652,580
Distributions to shareholders from distributable earnings:
Class A	(16,422,898)	(28,359,828)

Class C	(998,373)	(2,122,427)

Class R	(242,587)	(450,317)

Class Y	(14,396,359)	(28,482,762)

Class R5	(123,447)	(190,113)

Class R6	(34,894,221)	(69,362,904)

Total distributions from distributable earnings	(67,077,885)	(128,968,351)
Return of capital:
Class A	—	(5,300,471)

Class C	—	(525,986)

Class R	—	(87,175)

Class Y	—	(4,914,339)

Class R5	—	(32,963)

Class R6	—	(11,786,606)

Total return of capital	—	(22,647,540)
Share transactions–net:
Class A	128,754,158	135,680,952
Class C	13,733,463	(39,828,676)
Class R	1,694,231	2,547,502
Class Y	166,586,813	(83,973,549)
Class R5	344,861	1,564,636
Class R6	65,245,023	(76,935,016)

Net increase (decrease) in net assets resulting from share transactions	376,358,549	(60,944,151)
Net increase in net assets	472,205,679	159,092,538
Net assets:
Beginning of period	4,243,660,976	4,084,568,438
End of period	$4,715,866,655	$4,243,660,976

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32	Invesco Core Plus Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of	Ratio of
												expenses	expenses
			Net gains									to average	to average net
			(losses)									net assets	assets without	Ratio of net
	Net asset		on securities		Dividends	Distributions						with fee waivers	fee waivers	investment
	value,	Net	(both	Total from	from net	from net			Net asset		Net assets,	and/or	and/or	income
	beginning	investment	realized and	investment	investment	realized	Return of	Total	value, end	Total	end ofperiod	expenses	expenses	to average	Portfolio
	ofperiod	income(a)	unrealized)	operations	income	gains	capital	distributions	ofperiod	return (b)	(000's omitted)	absorbed	absorbed	net assets	turnover (c)
Class A												0.75%(d)	0.83%(d)	2.75%(d)
Six months ended 02/29/20	$11.13	$0.15	$ 0.24	$ 0.39	$(0.16)	$—	$—	$(0.16)	$11.36	3.55%	$1,233,497				110%
Year ended 08/31/19	10.53	0.36	0.62	0.98	(0.32)	—	(0.06)	(0.38)	11.13	9.57	1,079,416	0.74	0.84	3.41	250
Year ended 08/31/18	11.03	0.31	(0.48)	(0.17)	(0.32)	—	(0.01)	(0.33)	10.53	(1.51)	887,784	0.74	0.82	2.96	383
Year ended 08/31/17	11.05	0.28	0.03	0.31	(0.31)	(0.02)	—	(0.33)	11.03	2.88	805,356	0.76	0.88	2.54	547
Year ended 08/31/16	10.63	0.25	0.51	0.76	(0.34)	—	—	(0.34)	11.05	7.33	684,628	0.83	0.92	2.40	518
Year ended 08/31/15	10.92	0.30	(0.20)	0.10	(0.39)	—	—	(0.39)	10.63	0.91	495,226	0.84	0.97	2.78	537
Class C												1.50(d)	1.59(d)	2.00(d)	110
Six months ended 02/29/20	11.12	0.11	0.25	0.36	(0.12)	—	—	(0.12)	11.36	3.26	102,874
Year ended 08/31/19	10.53	0.28	0.61	0.89	(0.24)	—	(0.06)	(0.30)	11.12	8.67	87,046	1.49	1.59	2.66	250
Year ended 08/31/18	11.02	0.24	(0.48)	(0.24)	(0.24)	—	(0.01)	(0.25)	10.53	(2.16)	123,285	1.49	1.57	2.21	383
Year ended 08/31/17	11.05	0.20	0.02	0.22	(0.23)	(0.02)	—	(0.25)	11.02	2.02	130,591	1.51	1.63	1.79	547
Year ended 08/31/16	10.63	0.17	0.51	0.68	(0.26)	—	—	(0.26)	11.05	6.53	108,579	1.58	1.67	1.65	518
Year ended 08/31/15	10.91	0.22	(0.19)	0.03	(0.31)	—	—	(0.31)	10.63	0.25	65,160	1.59	1.72	2.03	537
Class R												1.00(d)	1.09(d)	2.50(d)	110
Six months ended 02/29/20	11.12	0.14	0.25	0.39	(0.15)	—	—	(0.15)	11.36	3.52	19,701
Year ended 08/31/19	10.53	0.33	0.61	0.94	(0.29)	—	(0.06)	(0.35)	11.12	9.21	17,598	0.99	1.09	3.16	250
Year ended 08/31/18	11.02	0.29	(0.47)	(0.18)	(0.30)	—	(0.01)	(0.31)	10.53	(1.67)	14,134	0.99	1.07	2.71	383
Year ended 08/31/17	11.05	0.25	0.02	0.27	(0.28)	(0.02)	—	(0.30)	11.02	2.53	10,403	1.01	1.13	2.29	547
Year ended 08/31/16	10.63	0.23	0.51	0.74	(0.32)	—	—	(0.32)	11.05	7.06	7,545	1.08	1.17	2.15	518
Year ended 08/31/15	10.91	0.27	(0.19)	0.08	(0.36)	—	—	(0.36)	10.63	0.75	5,848	1.09	1.22	2.53	537
Class Y												0.50(d)	0.58(d)	3.00(d)	110
Six months ended 02/29/20	11.14	0.16	0.25	0.41	(0.18)	—	—	(0.18)	11.37	3.68	1,080,415
Year ended 08/31/19	10.54	0.39	0.62	1.01	(0.35)	—	(0.06)	(0.41)	11.14	9.84	892,952	0.49	0.59	3.66	250
Year ended 08/31/18	11.03	0.35	(0.48)	(0.13)	(0.35)	—	(0.01)	(0.36)	10.54	(1.17)	932,839	0.49	0.57	3.21	383
Year ended 08/31/17	11.06	0.30	0.03	0.33	(0.34)	(0.02)	—	(0.36)	11.03	3.04	1,278,700	0.51	0.63	2.79	547
Year ended 08/31/16	10.64	0.28	0.51	0.79	(0.37)	—	—	(0.37)	11.06	7.59	282,260	0.58	0.67	2.65	518
Year ended 08/31/15	10.92	0.33	(0.19)	0.14	(0.42)	—	—	(0.42)	10.64	1.25	102,380	0.59	0.72	3.03	537
Class R5												0.50(d)	0.54(d)	3.00(d)	110
Six months ended 02/29/20	11.12	0.17	0.24	0.41	(0.17)	—	—	(0.17)	11.36	3.77	8,100
Year ended 08/31/19	10.53	0.39	0.61	1.00	(0.35)	—	(0.06)	(0.41)	11.12	9.75	7,586	0.49	0.54	3.66	250
Year ended 08/31/18	11.03	0.34	(0.48)	(0.14)	(0.35)	—	(0.01)	(0.36)	10.53	(1.27)	5,660	0.49	0.50	3.21	383
Year ended 08/31/17	11.05	0.30	0.04	0.34	(0.34)	(0.02)	—	(0.36)	11.03	3.17	4,807	0.50	0.51	2.80	547
Year ended 08/31/16	10.63	0.28	0.51	0.79	(0.37)	—	—	(0.37)	11.05	7.60	90	0.58	0.60	2.65	518
Year ended 08/31/15	10.91	0.33	(0.19)	0.14	(0.42)	—	—	(0.42)	10.63	1.25	668	0.59	0.60	3.03	537
Class R6												0.45(d)	0.45(d)	3.05(d)	110
Six months ended 02/29/20	11.12	0.17	0.24	0.41	(0.18)	—	—	(0.18)	11.35	3.70	2,271,280
Year ended 08/31/19	10.52	0.39	0.62	1.01	(0.35)	—	(0.06)	(0.41)	11.12	9.91	2,159,063	0.44	0.45	3.71	250
Year ended 08/31/18	11.02	0.35	(0.48)	(0.13)	(0.36)	—	(0.01)	(0.37)	10.52	(1.21)	2,120,867	0.43	0.44	3.27	383
Year ended 08/31/17	11.05	0.30	0.03	0.33	(0.34)	(0.02)	—	(0.36)	11.02	3.12	1,118,319	0.47	0.48	2.83	547
Year ended 08/31/16	10.63	0.30	0.50	0.80	(0.38)	—	—	(0.38)	11.05	7.71	1,147,393	0.48	0.50	2.75	518
Year ended 08/31/15	10.91	0.34	(0.19)	0.15	(0.43)	—	—	(0.43)	10.63	1.32	275,013	0.52	0.53	3.10	537

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)Ratios are annualized and based on average daily net assets (000's omitted) of $1,133,092, $92,865, $18,306, $914,223, $7,849 and $2,185,402 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33	Invesco Core Plus Bond Fund

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Core Plus Bond Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund's investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash

34	Invesco Core Plus Bond Fund

dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications – Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties ("Counterparties") to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized

35	Invesco Core Plus Bond Fund

gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange's clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a "swaption". A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently "marked-to-market" to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a "swaption". A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter ("OTC") between two parties ("uncleared/ OTC") or, in some instances, must be transacted through a future commission merchant ("FCM") and cleared through a clearinghouse that serves as a central Counterparty ("centrally cleared swap"). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund's NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a "basket" of securities representing a particular index.

In a centrally cleared swap, the Fund's ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as "initial margin." Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a "variation margin" amount may be required to be paid by the Fund or may be received by the Fund, based on the

36	Invesco Core Plus Bond Fund

daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund's maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund's exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, ISDA master agreements include credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund's net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund's exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of February 29, 2020 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

O.Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund's performance. The Fund executes its dollar roll transactions in the to be announced ("TBA") market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund's portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund's fundamental investment limitation on senior securities and borrowings.

P.Other Risks - The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund's investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund's transaction costs.

Q.Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

R.Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

37	Invesco Core Plus Bond Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.450%

Next $500 million	0.425%

Next $1.5 billion	0.400%
Next $2.5 billion	0.375%
Over $5 billion	0.350%

For the six months ended February 29, 2020, the effective advisory fee rate incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.75%, 1.50%, 1.00%, 0.50%, 0.50% and 0.50%, respectively, of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $100,850 and reimbursed class level expenses of $476,019, $40,031, $7,757, $380,506, $1,617 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company ("SSB") serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund's custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended February 29, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $108,406 in front-end sales commissions from the sale of Class A shares and $9,009 and $2,563 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

38	Invesco Core Plus Bond Fund

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,095,821,696	$—	$2,095,821,696
Asset-Backed Securities	—	1,297,886,988	—	1,297,886,988
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	573,219,912	—	573,219,912
U.S. Treasury Securities	—	513,680,225	—	513,680,225
Agency Credit Risk Transfer Notes	—	61,007,026	—	61,007,026
Preferred Stocks	50,436,685	—	—	50,436,685
Non-U.S. Dollar Denominated Bonds & Notes	—	49,484,393	—	49,484,393
Variable Rate Senior Loan Interests	—	—	23,168,381	23,168,381
Municipal Obligations	—	10,703,633	—	10,703,633
Common Stocks & Other Equity Interests	2,612	—	728	3,340
Money Market Funds	194,231,556	—	—	194,231,556
Options Purchased	2,180,858	2,198,590	—	4,379,448
Total Investments in Securities	246,851,711	4,604,002,463	23,169,109	4,874,023,283
Other Investments - Assets*
Investments Matured	—	53,926	—	53,926
Futures Contracts	10,282,818	—	—	10,282,818
Forward Foreign Currency Contracts	—	531,153	—	531,153
Swap Agreements	—	4,515,059	—	4,515,059
	10,282,818	5,100,138	—	15,382,956
Other Investments - Liabilities*
Futures Contracts	(5,369,671)	—	—	(5,369,671)

Forward Foreign Currency Contracts	—	(225,833)	—	(225,833)

Options Written	(84,573)	(1,879,314)	—	(1,963,887)

	(5,454,244)	(2,105,147)	—	(7,559,391)
Total Other Investments	4,828,574	2,994,991	—	7,823,565
Total Investments	$251,680,285	$4,606,997,454	$23,169,109	$4,881,846,848

*Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund's derivative investments, detailed by primary risk exposure, held as of February 29, 2020:

			Value
	Credit	Currency	Equity	Interest
Derivative Assets	Risk	Risk	Risk	Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-
Traded(a)	$-	$-	$-	$10,282,818	$10,282,818
Unrealized appreciation on swap agreements — Centrally
Cleared(a)	4,515,059	-	-	-	4,515,059
Unrealized appreciation on forward foreign currency contracts
outstanding	-	531,153	-	-	531,153
Options purchased, at value — Exchange-Traded(b)	-	-	2,180,858	-	2,180,858
Options purchased, at value — OTC(b)	-	2,198,590	-	-	2,198,590
Total Derivative Assets	4,515,059	2,729,743	2,180,858	10,282,818	19,708,478
Derivatives not subject to master netting agreements	(4,515,059)	-	(2,180,858)	(10,282,818)	(16,978,735)

Total Derivative Assets subject to master netting agreements	$-	$2,729,743	$-	$-	$2,729,743

39	Invesco Core Plus Bond Fund

				Value
	Credit		Currency	Equity	Interest
Derivative Liabilities	Risk		Risk	Risk	Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-
Traded(a)		$-	$-	$-	$(5,369,671)	$(5,369,671)
Unrealized depreciation on forward foreign currency contracts
outstanding		-	(225,833)	-	-	(225,833)

Options written, at value — Exchange-Traded		-	-	(84,573)	-	(84,573)

Options written, at value — OTC		-	-	-	(1,879,314)	(1,879,314)

Total Derivative Liabilities		-	(225,833)	(84,573)	(7,248,985)	(7,559,391)

Derivatives not subject to master netting agreements		-	-	84,573	5,369,671	5,454,244
Total Derivative Liabilities subject to master netting agreements		$-	$(225,833)	$-	$(1,879,314)	$(2,105,147)

(a)The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

(b)Options purchased, at value as reported in the Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund's exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 29, 2020.

	Financial Derivative Assets			Financial Derivative Liabilities
	Forward			Forward
	Foreign			Foreign
	Currency	Options	Total	Currency	Options	Total	Net Value of	Collateral		Net
Counterparty	Contracts	Purchased	Assets	Contracts	Purchased	Liabilities	Derivatives	(Received/Pledged)		Amount
								Non-Cash	Cash
Canadian Imperial Bank of Commerce	$436,475	$-	$436,475	$-	$-	$-	$ 436,475	$-	$-	$ 436,475
Citibank N.A.	-	-	-	(28,968)	-	(28,968)	(28,968)	-	-	(28,968)

Goldman Sachs & Co.	1,454	-	1,454	(192,798)		(192,798)	(191,344)	-	-	(191,344)

Morgan Stanley	92,022	2,198,590	2,290,612	(4,067)	(1,879,314)	(1,883,381)	407,231	-	-	407,231

NatWest Markets PLC	1,202	-	1,202	-	-	-	1,202	-	-	1,202

Total	$531,153	$2,198,590	$2,729,743	$(225,833)	$(1,879,314)	$(2,105,147)	$ 624,596	$-	$-	$ 624,596

Effect of Derivative Investments for the six months ended February 29, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

			Location of Gain (Loss) on
			Statement of Operations
	Credit	Currency	Equity	Interest
	Risk	Risk	Risk	Rate Risk	Total
Realized Gain:
Forward foreign currency contracts	$-	$927,267	$-	$-	$927,267
Futures contracts	-	-	-	4,041,863	4,041,863
Options purchased(a)	-	-	1,046,823	-	1,046,823
Options written	-	-	6,940	-	6,940

Swap agreements	493,424	-	-	-	493,424
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(357,156)	-	-	(357,156)
Futures contracts	-	-	-	5,555,757	5,555,757
Options purchased(a)	-	588,240	(105,714)	-	482,526
Options written	-	-	103,510	(1,406,210)	(1,302,700)
Swap agreements	4,424,805	-	-	-	4,424,805
Total	$4,918,229	$1,158,351	$1,051,559	$8,191,410	$15,319,549

(a)Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

40	Invesco Core Plus Bond Fund

The table below summarizes the average notional value of derivatives held during the period.

					Foreign
	Forward		Equity	Index	Currency	Equity
	Foreign Currency	Futures	Options	Options	Options	Options	Swaptions	Swap
	Contracts	Contracts	Purchased	Purchased	Purchased	Written	Written	Agreements
Average notional value	$77,785,320	$1,118,046,320	$10,881,917	$40,855,000	$215,000,000	$2,930,823	$120,983,000	$128,332,816
Average Contracts	—	—	926	132	—	105	—	—

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $3,402.

NOTE 6—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees' and Officers' Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund's total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2019, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$—	$18,752,251	$18,752,251

*Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $2,411,546,810 and $1,963,330,762, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $2,628,010,599 and $2,654,046,574, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$209,468,425
Aggregate unrealized (depreciation) of investments	(21,625,224)
Net unrealized appreciation of investments	$187,843,201

Cost of investments for tax purposes is $4,694,003,647.

41	Invesco Core Plus Bond Fund

NOTE 10—Share Information

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	17,838,051	$ 198,337,831	23,760,865	$252,505,480
Class C	2,418,823	26,899,959	3,277,210	34,776,911
Class R	435,972	4,856,660	646,015	6,816,801
Class Y	30,890,800	344,963,660	44,625,925	471,174,745
Class R5	157,236	1,750,280	248,812	2,663,977
Class R6	17,776,549	197,277,760	32,237,301	340,019,216
Issued as reinvestment of dividends:
Class A	1,294,077	14,425,660	2,855,818	30,215,479
Class C	74,715	832,596	207,006	2,178,746
Class R	21,561	240,270	48,134	508,598
Class Y	919,103	10,254,958	2,205,378	23,354,973
Class R5	11,062	123,212	21,035	222,495
Class R6	3,040,324	33,860,230	7,488,829	79,112,503
Automatic conversion of Class C shares to Class A shares:
Class A	127,264	1,413,128	3,574,793	37,143,597
Class C	(127,329)	(1,413,128)	(3,574,848)	(37,143,597)
Reacquired:
Class A	(7,689,172)	(85,422,461)	(17,496,318)	(184,183,604)

Class C	(1,133,245)	(12,585,964)	(3,796,480)	(39,640,736)

Class R	(304,843)	(3,402,699)	(454,922)	(4,777,897)

Class Y	(16,967,921)	(188,631,805)	(55,164,048)	(578,503,267)

Class R5	(137,065)	(1,528,631)	(125,570)	(1,321,836)

Class R6	(14,922,483)	(165,892,967)	(47,105,553)	(496,066,735)

Net increase (decrease) in share activity	33,723,479	$ 376,358,549	(6,520,618)	$(60,944,151)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

42	Invesco Core Plus Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
			ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Class A	$1,000.00	$1,035.50	$3.80	$1,021.13	$3.77	0.75%

Class C	1,000.00	1,032.60	7.58	1,017.40	7.52	1.50

Class R	1,000.00	1,035.20	5.06	1,019.89	5.02	1.00

Class Y	1,000.00	1,036.80	2.53	1,022.38	2.51	0.50
Class R5	1,000.00	1,037.70	2.53	1,022.38	2.51	0.50

Class R6	1,000.00	1,037.00	2.28	1,022.63	2.26	0.45

1The actual ending account value is based on the actual total return of the Fund for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

43	Invesco Core Plus Bond Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	CPB-SAR-1

Semiannual Report to Shareholders	February 29, 2020

Invesco Equally-Weighted S&P 500 Fund

Nasdaq:

A: VADAX ￿ C: VADCX ￿ R: VADRX ￿ Y: VADDX ￿ R6: VADFX

2Letters to Shareholders

3 Fund Performance

5 Schedule of Investments

14 Financial Statements

17 Financial Highlights

18 Notes to Financial Statements

23 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco's efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you'll find detailed information about our funds, including perfor- mance, holdings and portfolio manager commentaries. You can access information about your account by com- pleting a simple, secure online registration. To do so, select "Log In" on the right side of the homepage, and then select "Register for Individual Account Access."

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.inves- co.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2Invesco Equally-Weighted S&P 500 Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, August 31, 2019 to February 29, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares		–1.09%
Class C Shares		–1.45
Class R Shares		–1.23
Class Y Shares		–0.97
Class R6 Shares		–0.93
S&P 500	Index￿ (Broad Market Index)	1.92
S&P 500	Equal Weight Index￿ (Style-Specific Index)	–0.85
Lipper Multi-Cap Core Funds Index￿ (Peer Group Index)		1.24

Source(s): ￿RIMES Technologies Corp.; ￿Lipper Inc.

The S&P 500®Index is an unmanaged index considered representative of the US stock market.

The S&P 500®Equal Weight Index is the equally weighted version of the S&P 500® Index, which is considered representative of the US stock market.

The Lipper Multi-Cap Core Funds Index is an unmanaged index considered representa- tive of multicap core funds tracked by Lipper.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund's portfolio managers by visiting invesco.com/us. Click on "Products" and select "Mutual Funds." Use the "Product Finder" to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund's investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco's investment professionals share their in- sights about market and economic news and trends.

3Invesco Equally-Weighted S&P 500 Fund

Average Annual Total Returns

As of 2/29/20, including maximum applicable sales charges

Class A Shares

Inception (7/28/97)		8.05%
10 Years		10.90
5	Years	4.98
1	Year	–4.63
Class C Shares
Inception (7/28/97)		7.97%
10 Years		10.71
5	Years	5.42
1	Year	–0.80
Class R Shares
Inception (3/31/08)		8.90%
10 Years		11.25
5	Years	5.91
1	Year	0.66
Class Y Shares
Inception (7/28/97)		8.59%
10 Years		11.81
5	Years	6.44
1	Year	1.15
Class R6 Shares
10 Years		11.82%
5	Years	6.57
1	Year	1.28

Effective June 1, 2010, Class A, Class C, Class R, Class W and Class I shares of the predecessor fund, Morgan Stanley Equally- Weighted S&P 500 Fund, advised by Mor- gan Stanley Investment Advisors Inc. were reorganized into Class A, Class C, Class R, Class A and Class Y shares, respectively, of Invesco Equally-Weighted S&P 500 Fund. Returns shown above, prior to June 1, 2010, for Class A, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Equally- Weighted S&P 500 Fund. Share class re- turns will differ from the predecessor fund because of different expenses.

Class R6 shares incepted on Septem-

ber 24, 2012. Performance shown prior to that date is that of the Fund's and the pre- decessor fund's Class A shares and in- cludes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month- end performance. Performance figures re- flect reinvested distributions, changes in net asset value and the effect of the maxi- mum sales charge unless otherwise stated. Performance figures do not reflect deduc- tion of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Fund performance reflects any applicable fee waivers and/or expense reimburse- ments. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more informa- tion.

4Invesco Equally-Weighted S&P 500 Fund

Schedule of Investments(a)

February 29, 2020 (Unaudited)

SharesValue

Common Stocks & Other Equity Interests–99.10%

Advertising–0.39%
Interpublic Group of Cos., Inc. (The)	651,422	$13,914,374
Omnicom Group, Inc.	182,864	12,668,818
		26,583,192
Aerospace & Defense–2.18%
Arconic, Inc.	474,005	13,912,047
Boeing Co. (The)	43,908	12,079,530
General Dynamics Corp.	83,796	13,381,383
Huntington Ingalls Industries, Inc.	59,712	12,272,607
L3Harris Technologies, Inc.	74,943	14,818,479
Lockheed Martin Corp.	38,818	14,357,614
Northrop Grumman Corp.	43,528	14,313,748
Raytheon Co.	69,007	13,011,960
Textron, Inc.	345,276	14,018,206
TransDigm Group, Inc.	26,053	14,532,624
United Technologies Corp.	100,638	13,142,316
		149,840,514
Agricultural & Farm Machinery–0.20%
Deere & Co.	86,968	13,608,753
Agricultural Products–0.18%
Archer-Daniels-Midland Co.	331,907	12,496,299
Air Freight & Logistics–0.75%
C.H. Robinson Worldwide, Inc.	195,979	13,502,953
Expeditors International of
Washington, Inc.	197,008	13,873,303
FedEx Corp.	90,554	12,783,508
United Parcel Service, Inc., Class B	126,473	11,444,542
		51,604,306
Airlines–0.83%
Alaska Air Group, Inc.	222,551	11,229,923
American Airlines Group, Inc.	545,933	10,400,024
Delta Air Lines, Inc.	264,450	12,199,079
Southwest Airlines Co.	277,049	12,796,893
United Airlines Holdings, Inc.(b)	171,297	10,550,182
		57,176,101
Alternative Carriers–0.19%
CenturyLink, Inc.	1,103,107	13,314,501
Apparel Retail–0.88%
Gap, Inc. (The)	898,877	12,880,907
L Brands, Inc.	847,585	18,358,691
Ross Stores, Inc.	129,900	14,130,522
TJX Cos., Inc. (The)	248,505	14,860,599
		60,230,719
Apparel, Accessories & Luxury Goods–1.22%
Capri Holdings Ltd.(b)	386,855	9,988,596
Hanesbrands, Inc.	1,041,823	13,793,737
PVH Corp.	143,685	10,648,495
Ralph Lauren Corp.	128,312	13,538,199
Tapestry, Inc.	578,344	13,562,167
	Shares	Value
Apparel, Accessories & Luxury Goods–(continued)
Under Armour, Inc., Class A(b)	395,869	$5,617,381
Under Armour, Inc., Class C(b)	408,937	5,103,534
VF Corp.	161,054	11,595,888
		83,847,997
Application Software–1.98%
Adobe, Inc.(b)	47,185	16,284,487
ANSYS, Inc.(b)	59,079	14,308,343
Autodesk, Inc.(b)	83,619	15,961,195
Cadence Design Systems, Inc.(b)	220,880	14,609,003
Citrix Systems, Inc.	135,951	14,055,974
Intuit, Inc.	57,780	15,360,813
Paycom Software, Inc.(b)	51,361	14,517,187
salesforce.com, inc.(b)	93,105	15,865,092
Synopsys, Inc.(b)	109,744	15,136,990
		136,099,084
Asset Management & Custody Banks–1.50%
Ameriprise Financial, Inc.	89,597	12,660,056
Bank of New York Mellon Corp. (The)	298,730	11,919,327
BlackRock, Inc.	30,087	13,930,582
Franklin Resources, Inc.	577,232	12,560,568
Invesco Ltd.(c)	851,433	12,260,635
Northern Trust Corp.	138,858	12,186,178
State Street Corp.	189,589	12,912,907
T. Rowe Price Group, Inc.	121,751	14,367,836
		102,798,089
Auto Parts & Equipment–0.34%
Aptiv PLC	160,365	12,526,110
BorgWarner, Inc.	342,517	10,823,537
		23,349,647
Automobile Manufacturers–0.35%
Ford Motor Co.	1,625,380	11,312,645
General Motors Co.	420,820	12,835,010
		24,147,655
Automotive Retail–0.75%
Advance Auto Parts, Inc.	96,657	12,853,448
AutoZone, Inc.(b)	12,144	12,538,801
CarMax, Inc.(b)	153,271	13,382,091
O'Reilly Automotive, Inc.(b)	33,991	12,533,162
		51,307,502
Biotechnology–1.70%
AbbVie, Inc.	170,790	14,638,411
Alexion Pharmaceuticals, Inc.(b)	135,865	12,775,386
Amgen, Inc.	63,369	12,656,690
Biogen, Inc.(b)	50,541	15,586,339
Gilead Sciences, Inc.	228,101	15,821,085
Incyte Corp.(b)	163,940	12,362,716
Regeneron Pharmaceuticals, Inc.(b)	39,854	17,717,893
Vertex Pharmaceuticals, Inc.(b)	68,509	15,348,071
		116,906,591

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Brewers–0.21%
Molson Coors Beverage Co., Class B	295,261	$14,647,898
Broadcasting–0.50%
Discovery, Inc., Class A(b)	152,563	3,920,869
Discovery, Inc., Class C(b)	334,940	8,406,994
Fox Corp., Class A	282,010	8,668,987
Fox Corp., Class B	129,189	3,933,805
ViacomCBS, Inc., Class B	388,257	9,555,005
		34,485,660
Building Products–0.99%
A.O. Smith Corp.	322,489	12,754,440
Allegion PLC	121,959	14,024,065
Fortune Brands Home & Security, Inc.	230,484	14,232,387
Johnson Controls International PLC	370,975	13,566,556
Masco Corp.	319,128	13,186,369
		67,763,817
Cable & Satellite–0.64%
Charter Communications, Inc., Class A(b)	31,565	15,566,911
Comcast Corp., Class A	344,246	13,917,866
DISH Network Corp., Class A(b)	439,626	14,736,263
		44,221,040
Casinos & Gaming–0.53%
Las Vegas Sands Corp.	217,297	12,670,588
MGM Resorts International	458,084	11,250,543
Wynn Resorts Ltd.	115,597	12,482,164
		36,403,295
Commodity Chemicals–0.33%
Dow, Inc.	281,573	11,378,365
LyondellBasell Industries N.V., Class A	161,976	11,574,805
		22,953,170
Communications Equipment–1.02%
Arista Networks, Inc.(b)	77,763	15,017,591
Cisco Systems, Inc.	331,174	13,223,778
F5 Networks, Inc.(b)	107,735	12,922,813
Juniper Networks, Inc.	621,726	13,193,026
Motorola Solutions, Inc.	93,471	15,486,275
		69,843,483
Computer & Electronics Retail–0.20%
Best Buy Co., Inc.	176,933	13,384,981
Construction & Engineering–0.43%
Jacobs Engineering Group, Inc.	166,635	15,387,076
Quanta Services, Inc.	365,374	13,931,711
		29,318,787
Construction Machinery & Heavy Trucks–0.75%
Caterpillar, Inc.	103,086	12,807,405
Cummins, Inc.	82,212	12,437,853
PACCAR, Inc.	182,931	12,238,084
Wabtec Corp.	199,603	13,712,726
		51,196,068
Construction Materials–0.36%
Martin Marietta Materials, Inc.	54,296	12,353,969
Vulcan Materials Co.	104,910	12,616,476
		24,970,445
	Shares	Value
Consumer Electronics–0.20%
Garmin Ltd.	153,979	$13,610,204
Consumer Finance–0.71%
American Express Co.	120,287	13,223,150
Capital One Financial Corp.	143,740	12,686,492
Discover Financial Services	173,075	11,350,259
Synchrony Financial	398,043	11,583,051
		48,842,952
Copper–0.17%
Freeport-McMoRan, Inc.	1,165,677	11,610,143
Data Processing & Outsourced Services–2.66%
Alliance Data Systems Corp.	136,322	11,707,333
Automatic Data Processing, Inc.	89,160	13,796,618
Broadridge Financial Solutions, Inc.	125,311	13,077,456
Fidelity National Information Services, Inc.	108,561	15,168,143
Fiserv, Inc.(b)	128,498	14,052,541
FleetCor Technologies, Inc.(b)	49,232	13,085,373
Global Payments, Inc.	83,843	15,424,597
Jack Henry & Associates, Inc.	102,852	15,606,763
Mastercard, Inc., Class A	50,667	14,706,097
Paychex, Inc.	176,330	13,662,048
PayPal Holdings, Inc.(b)	139,361	15,049,594
Visa, Inc., Class A	81,031	14,728,195
Western Union Co. (The)	550,945	12,335,659
		182,400,417
Department Stores–0.57%
Kohl's Corp.	310,733	12,165,197
Macy's, Inc.	988,290	13,075,077
Nordstrom, Inc.	390,887	13,563,779
		38,804,053
Distillers & Vintners–0.42%
Brown-Forman Corp., Class B	234,961	14,428,955
Constellation Brands, Inc., Class A	82,402	14,204,457
		28,633,412
Distributors–0.36%
Genuine Parts Co.	142,661	12,445,746
LKQ Corp.(b)	415,459	12,289,277
		24,735,023
Diversified Banks–0.88%
Bank of America Corp.	435,605	12,414,743
Citigroup, Inc.	196,389	12,462,846
JPMorgan Chase & Co.	109,656	12,732,158
U.S. Bancorp	248,917	11,559,705
Wells Fargo & Co.	278,903	11,393,188
		60,562,640
Diversified Chemicals–0.17%
Eastman Chemical Co.	190,940	11,744,719
Diversified Support Services–0.43%
Cintas Corp.	57,301	15,284,468
Copart, Inc.(b)	169,287	14,301,366
		29,585,834
Drug Retail–0.17%
Walgreens Boots Alliance, Inc.	259,195	11,860,763

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Electric Utilities–3.03%
Alliant Energy Corp.	283,462	$ 14,774,039
American Electric Power Co., Inc.	162,979	14,547,506
Duke Energy Corp.	166,506	15,268,600
Edison International	206,386	13,867,075
Entergy Corp.	126,815	14,825,942
Evergy, Inc.	239,041	15,621,329
Eversource Energy	184,438	15,946,510
Exelon Corp.	342,361	14,759,183
FirstEnergy Corp.	312,872	13,932,190
NextEra Energy, Inc.	63,313	16,002,994
Pinnacle West Capital Corp.	174,160	15,585,578
PPL Corp.	420,938	12,632,349
Southern Co. (The)	246,910	14,903,488
Xcel Energy, Inc.	240,961	15,016,690
		207,683,473
Electrical Components & Equipment–0.78%
AMETEK, Inc.	152,214	13,090,404
Eaton Corp. PLC	160,280	14,540,602
Emerson Electric Co.	197,449	12,658,455
Rockwell Automation, Inc.	73,731	13,529,638
		53,819,099
Electronic Components–0.37%
Amphenol Corp., Class A	140,024	12,837,401
Corning, Inc.	521,998	12,454,872
		25,292,273
Electronic Equipment & Instruments–0.55%
FLIR Systems, Inc.	282,156	11,983,166
Keysight Technologies, Inc.(b)	139,154	13,186,233
Zebra Technologies Corp., Class A(b)	58,192	12,276,766
		37,446,165
Electronic Manufacturing Services–0.39%
IPG Photonics Corp.(b)	103,734	13,240,608
TE Connectivity Ltd.	159,598	13,225,886
		26,466,494
Environmental & Facilities Services–0.69%
Republic Services, Inc.	168,280	15,188,953
Rollins, Inc.	455,304	17,046,582
Waste Management, Inc.	133,924	14,840,118
		47,075,653
Fertilizers & Agricultural Chemicals–0.81%
CF Industries Holdings, Inc.	332,348	12,250,347
Corteva, Inc.	566,337	15,404,367
FMC Corp.	151,262	14,082,492
Mosaic Co. (The)	805,274	13,713,816
		55,451,022
Financial Exchanges & Data–1.73%
Cboe Global Markets, Inc.	129,889	14,807,346
CME Group, Inc., Class A	73,327	14,578,874
Intercontinental Exchange, Inc.	163,227	14,563,113
MarketAxess Holdings, Inc.	40,124	13,013,417
Moody's Corp.	63,817	15,317,995
MSCI, Inc.	57,680	17,040,979
Nasdaq, Inc.	143,589	14,725,052
	Shares	Value
Financial Exchanges & Data–(continued)
S&P Global, Inc.	55,317	$ 14,709,343
		118,756,119
Food Distributors–0.17%
Sysco Corp.	179,581	11,969,074
Food Retail–0.22%
Kroger Co. (The)	534,077	15,023,586
Footwear–0.20%
NIKE, Inc., Class B	153,444	13,714,825
Gas Utilities–0.21%
Atmos Energy Corp.	140,142	14,469,661
General Merchandise Stores–0.58%
Dollar General Corp.	97,019	14,581,956
Dollar Tree, Inc.(b)	160,297	13,309,460
Target Corp.	117,923	12,146,069
		40,037,485
Gold–0.24%
Newmont Corp.	363,338	16,215,775
Health Care Distributors–0.84%
AmerisourceBergen Corp.	176,808	14,908,451
Cardinal Health, Inc.	279,579	14,571,658
Henry Schein, Inc.(b)	219,042	13,348,419
McKesson Corp.	106,700	14,923,062
		57,751,590
Health Care Equipment–3.44%
Abbott Laboratories	173,737	13,382,961
ABIOMED, Inc.(b)	82,497	12,395,999
Baxter International, Inc.	178,682	14,914,586
Becton, Dickinson and Co.	55,828	13,277,015
Boston Scientific Corp.(b)	332,717	12,440,289
Danaher Corp.	101,010	14,604,026
Edwards Lifesciences Corp.(b)	64,486	13,209,312
Hologic, Inc.(b)	282,262	13,300,185
IDEXX Laboratories, Inc.(b)	59,320	15,097,533
Intuitive Surgical, Inc.(b)	25,881	13,819,419
Medtronic PLC	132,155	13,304,044
ResMed, Inc.	97,651	15,522,603
STERIS PLC	98,743	15,662,615
Stryker Corp.	73,927	14,089,747
Teleflex, Inc.	41,686	13,965,644
Varian Medical Systems, Inc.(b)	105,999	13,034,697
Zimmer Biomet Holdings, Inc.	101,317	13,794,310
		235,814,985
Health Care Facilities–0.38%
HCA Healthcare, Inc.	105,012	13,337,574
Universal Health Services, Inc., Class B	103,936	12,861,041
		26,198,615
Health Care REITs–0.63%
Healthpeak Properties, Inc.	465,186	14,718,485
Ventas, Inc.	270,310	14,534,569
Welltower, Inc.	190,698	14,268,024
		43,521,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Health Care Services–1.07%
Cigna Corp.	79,012	$14,454,455
CVS Health Corp.	203,862	12,064,553
DaVita, Inc.(b)	206,329	16,015,257
Laboratory Corp. of America Holdings(b)	90,054	15,821,587
Quest Diagnostics, Inc.	142,606	15,124,793
		73,480,645
Health Care Supplies–0.59%
Align Technology, Inc.(b)	56,386	12,311,883
Cooper Cos., Inc. (The)	47,337	15,364,170
DENTSPLY SIRONA, Inc.	266,091	13,102,321
		40,778,374
Health Care Technology–0.21%
Cerner Corp.	207,700	14,387,379
Home Furnishings–0.36%
Leggett & Platt, Inc.	295,785	11,730,833
Mohawk Industries, Inc.(b)	108,758	13,176,032
		24,906,865
Home Improvement Retail–0.42%
Home Depot, Inc. (The)	70,077	15,265,574
Lowe's Cos., Inc.	126,601	13,491,868
		28,757,442
Homebuilding–0.87%
D.R. Horton, Inc.	273,713	14,580,691
Lennar Corp., Class A	257,328	15,527,172
NVR, Inc.(b)	3,949	14,481,694
PulteGroup, Inc.	371,526	14,935,345
		59,524,902
Hotel & Resort REITs–0.18%
Host Hotels & Resorts, Inc.	835,780	12,102,094
Hotels, Resorts & Cruise Lines–0.82%
Carnival Corp.	316,169	10,579,015
Hilton Worldwide Holdings, Inc.	139,946	13,602,751
Marriott International, Inc., Class A	102,641	12,727,484
Norwegian Cruise Line Holdings Ltd.(b)	268,953	10,021,189
Royal Caribbean Cruises Ltd.	119,406	9,601,436
		56,531,875
Household Appliances–0.19%
Whirlpool Corp.	101,078	12,923,833
Household Products–1.07%
Church & Dwight Co., Inc.	214,347	14,901,403
Clorox Co. (The)	98,893	15,765,522
Colgate-Palmolive Co.	218,404	14,757,558
Kimberly-Clark Corp.	110,358	14,477,866
Procter & Gamble Co. (The)	119,568	13,538,685
		73,441,034
Housewares & Specialties–0.18%
Newell Brands, Inc.	780,960	12,050,213
Human Resource & Employment Services–0.18%
Robert Half International, Inc.	243,385	12,269,038
Hypermarkets & Super Centers–0.41%
Costco Wholesale Corp.	51,400	14,450,596
	Shares	Value
Hypermarkets & Super Centers–(continued)
Walmart, Inc.	124,717	$13,429,527
		27,880,123
Independent Power Producers & Energy Traders–0.38%
AES Corp. (The)	792,931	13,265,736
NRG Energy, Inc.	381,058	12,654,936
		25,920,672
Industrial Conglomerates–0.82%
3M Co.	88,880	13,264,451
General Electric Co.	1,322,950	14,393,696
Honeywell International, Inc.	84,767	13,746,664
Roper Technologies, Inc.	42,802	15,053,464
		56,458,275
Industrial Gases–0.41%
Air Products and Chemicals, Inc.	65,017	14,278,383
Linde PLC (United Kingdom)	71,763	13,707,451
		27,985,834
Industrial Machinery–2.17%
Dover Corp.	132,003	13,561,988
Flowserve Corp.	309,899	12,454,841
Fortive Corp.	199,524	13,799,080
IDEX Corp.	89,634	13,265,832
Illinois Tool Works, Inc.	84,628	14,198,886
Parker-Hannifin Corp.	72,653	13,424,095
Pentair PLC	327,202	12,888,487
Snap-on, Inc.	88,051	12,745,382
Stanley Black & Decker, Inc.	91,176	13,101,991
Trane Technologies PLC	112,116	14,467,449
Xylem, Inc.	193,028	14,928,785
		148,836,816
Industrial REITs–0.42%
Duke Realty Corp.	438,533	14,239,167
Prologis, Inc.	169,440	14,280,403
		28,519,570
Insurance Brokers–0.86%
Aon PLC	72,772	15,136,576
Arthur J. Gallagher & Co.	158,837	15,485,019
Marsh & McLennan Cos., Inc.	135,717	14,190,569
Willis Towers Watson PLC	74,995	14,192,804
		59,004,968
Integrated Oil & Gas–0.53%
Chevron Corp.	127,180	11,870,981
Exxon Mobil Corp.	216,700	11,147,048
Occidental Petroleum Corp.	397,832	13,025,020
		36,043,049
Integrated Telecommunication Services–0.40%
AT&T, Inc.	392,113	13,810,220
Verizon Communications, Inc.	246,707	13,361,651
		27,171,871
Interactive Home Entertainment–0.62%
Activision Blizzard, Inc.	255,792	14,869,189
Electronic Arts, Inc.(b)	143,493	14,545,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Interactive Home Entertainment–(continued)
Take-Two Interactive Software, Inc.(b)	123,151	$ 13,236,270
		42,651,344
Interactive Media & Services–0.67%
Alphabet, Inc., Class A(b)	5,542	7,422,124
Alphabet, Inc., Class C(b)	5,591	7,488,194
Facebook, Inc., Class A(b)	77,286	14,875,236
Twitter, Inc.(b)	493,657	16,389,412
		46,174,966
Internet & Direct Marketing Retail–0.83%
Amazon.com, Inc.(b)(d)	8,519	16,047,666
Booking Holdings, Inc.(b)	7,601	12,888,712
eBay, Inc.	422,836	14,647,039
Expedia Group, Inc.	133,045	13,120,898
		56,704,315
Internet Services & Infrastructure–0.44%
Akamai Technologies, Inc.(b)	177,142	15,324,554
VeriSign, Inc.(b)	78,344	14,865,774
		30,190,328
Investment Banking & Brokerage–0.99%
Charles Schwab Corp. (The)	300,345	12,239,059
E*TRADE Financial Corp.	332,275	15,211,549
Goldman Sachs Group, Inc. (The)	66,676	13,386,541
Morgan Stanley	298,611	13,446,453
Raymond James Financial, Inc.	165,077	13,805,390
		68,088,992
IT Consulting & Other Services–1.18%
Accenture PLC, Class A	72,593	13,109,570
Cognizant Technology Solutions Corp.,
Class A	243,385	14,829,448
DXC Technology Co.	399,846	9,640,287
Gartner, Inc.(b)	95,148	12,311,200
International Business Machines Corp.	111,782	14,548,427
Leidos Holdings, Inc.	163,351	16,767,980
		81,206,912
Leisure Products–0.16%
Hasbro, Inc.	144,363	11,152,042
Life & Health Insurance–1.24%
Aflac, Inc.	282,156	12,090,384
Globe Life, Inc.	142,039	13,161,334
Lincoln National Corp.	251,167	11,400,470
MetLife, Inc.	297,781	12,721,204
Principal Financial Group, Inc.	276,335	12,266,511
Prudential Financial, Inc.	159,360	12,023,712
Unum Group	494,471	11,526,119
		85,189,734
Life Sciences Tools & Services–1.37%
Agilent Technologies, Inc.	179,216	13,812,177
Illumina, Inc.(b)	46,200	12,273,954
IQVIA Holdings, Inc.(b)	103,570	14,446,979
Mettler-Toledo International, Inc.(b)	19,490	13,676,133
PerkinElmer, Inc.	158,938	13,738,601
Thermo Fisher Scientific, Inc.	46,808	13,611,767
	Shares	Value
Life Sciences Tools & Services–(continued)
Waters Corp.(b)	64,081	$ 12,488,746
		94,048,357
Managed Health Care–0.79%
Anthem, Inc.	52,802	13,574,866
Centene Corp.(b)	259,959	13,783,026
Humana, Inc.	42,483	13,580,966
UnitedHealth Group, Inc.	52,550	13,398,148
		54,337,006
Metal & Glass Containers–0.24%
Ball Corp.	236,852	16,688,592
Motorcycle Manufacturers–0.18%
Harley-Davidson, Inc.	401,666	12,238,763
Movies & Entertainment–0.65%
Live Nation Entertainment, Inc.(b)	233,171	14,169,802
Netflix, Inc.(b)	50,258	18,546,710
Walt Disney Co. (The)	102,487	12,057,595
		44,774,107
Multi-line Insurance–0.56%
American International Group, Inc.	290,741	12,257,640
Assurant, Inc.	115,269	13,900,289
Hartford Financial Services Group, Inc.
(The)	245,656	12,270,517
		38,428,446
Multi-Sector Holdings–0.20%
Berkshire Hathaway, Inc., Class B(b)	66,566	13,735,228
Multi-Utilities–2.09%
Ameren Corp.	199,976	15,798,104
CenterPoint Energy, Inc.	578,344	13,313,479
CMS Energy Corp.	245,978	14,861,991
Consolidated Edison, Inc.	170,809	13,463,165
Dominion Energy, Inc.	185,487	14,501,374
DTE Energy Co.	120,152	13,417,374
NiSource, Inc.	558,119	15,080,375
Public Service Enterprise Group, Inc.	256,229	13,147,110
Sempra Energy	100,834	14,094,576
WEC Energy Group, Inc.	168,224	15,532,122
		143,209,670
Office REITs–0.79%
Alexandria Real Estate Equities, Inc.	95,878	14,561,951
Boston Properties, Inc.	111,036	14,316,982
SL Green Realty Corp.	169,134	13,266,871
Vornado Realty Trust	229,849	12,315,309
		54,461,113
Oil & Gas Drilling–0.19%
Helmerich & Payne, Inc.	356,432	13,148,776
Oil & Gas Equipment & Services–0.79%
Baker Hughes Co.	634,613	10,210,923
Halliburton Co.	625,354	10,606,004
National Oilwell Varco, Inc.	630,346	11,793,774
Schlumberger Ltd.	384,673	10,420,791
TechnipFMC PLC (United Kingdom)	750,112	11,131,662
		54,163,154

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Oil & Gas Exploration & Production–2.13%
Apache Corp.	702,682	$17,510,835
Cabot Oil & Gas Corp.	931,817	12,980,211
Cimarex Energy Co.	312,091	10,314,608
Concho Resources, Inc.	190,504	12,958,082
ConocoPhillips	239,270	11,585,453
Devon Energy Corp.	638,937	10,376,337
Diamondback Energy, Inc.	176,310	10,931,220
EOG Resources, Inc.	198,731	12,571,723
Hess Corp.	240,729	13,524,155
Marathon Oil Corp.	1,179,423	9,765,622
Noble Energy, Inc.	670,342	10,611,514
Pioneer Natural Resources Co.	107,165	13,157,719
		146,287,479
Oil & Gas Refining & Marketing–0.62%
HollyFrontier Corp.	298,908	10,067,221
Marathon Petroleum Corp.	255,967	12,137,955
Phillips 66	132,775	9,939,537
Valero Energy Corp.	159,921	10,594,766
		42,739,479
Oil & Gas Storage & Transportation–0.59%
Kinder Morgan, Inc.	742,685	14,237,272
ONEOK, Inc.	205,032	13,679,735
Williams Cos., Inc. (The)	660,601	12,584,449
		40,501,456
Packaged Foods & Meats–2.43%
Campbell Soup Co.	313,460	14,143,315
Conagra Brands, Inc.	528,620	14,108,868
General Mills, Inc.	290,741	14,246,309
Hershey Co. (The)	101,951	14,679,924
Hormel Foods Corp.	334,125	13,899,600
JM Smucker Co. (The)	147,790	15,220,892
Kellogg Co.	226,449	13,693,371
Kraft Heinz Co. (The)	474,755	11,759,681
Lamb Weston Holdings, Inc.	178,385	15,499,873
McCormick & Co., Inc.	89,564	13,093,361
Mondelez International, Inc., Class A	281,785	14,878,248
Tyson Foods, Inc., Class A	170,537	11,567,525
		166,790,967
Paper Packaging–1.09%
Amcor PLC	1,420,668	13,240,626
Avery Dennison Corp.	115,410	13,213,291
International Paper Co.	323,602	11,960,330
Packaging Corp. of America	135,106	12,243,306
Sealed Air Corp.	394,692	11,963,114
Westrock Co.	366,893	12,199,192
		74,819,859
	Shares	Value
Pharmaceuticals–(continued)
Merck & Co., Inc.	168,205	$ 12,877,775
Mylan N.V.(b)	783,817	13,473,814
Perrigo Co. PLC	278,179	14,100,893
Pfizer, Inc.	391,397	13,080,488
Zoetis, Inc.	120,548	16,060,610
		128,504,435
Property & Casualty Insurance–1.43%
Allstate Corp. (The)	136,757	14,393,674
Chubb Ltd.	97,013	14,069,795
Cincinnati Financial Corp.	142,268	13,265,068
Loews Corp.	296,428	13,526,010
Progressive Corp. (The)	207,873	15,207,989
Travelers Cos., Inc. (The)	110,586	13,249,309
W.R. Berkley Corp.	215,672	14,480,218
		98,192,063
Publishing–0.19%
News Corp., Class A	834,277	10,073,895
News Corp., Class B	263,437	3,277,156
		13,351,051
Railroads–0.84%
CSX Corp.	206,130	14,521,858
Kansas City Southern	99,063	14,926,813
Norfolk Southern Corp.	78,929	14,392,703
Union Pacific Corp.	84,743	13,542,779
		57,384,153
Real Estate Services–0.21%
CBRE Group, Inc., Class A(b)	257,505	14,456,331
Regional Banks–2.29%
Citizens Financial Group, Inc.	373,934	11,849,969
Comerica, Inc.	208,566	10,978,914
Fifth Third Bancorp	484,412	11,819,653
First Republic Bank	130,590	13,133,436
Huntington Bancshares, Inc.	977,345	11,992,023
KeyCorp	747,869	12,227,658
M&T Bank Corp.	88,195	12,380,814
People's United Financial, Inc.	901,037	12,605,508
PNC Financial Services Group, Inc. (The)	94,567	11,953,269
Regions Financial Corp.	873,748	11,813,073
SVB Financial Group(b)	60,174	12,525,820
Truist Financial Corp.	267,801	12,356,338
Zions Bancorporation N.A.	293,298	11,717,255
		157,353,730
Reinsurance–0.20%
Everest Re Group Ltd.	54,618	13,538,710

Research & Consulting Services–0.86%

Personal Products–0.38%
Coty, Inc., Class A	1,353,995	12,497,374
Estee Lauder Cos., Inc. (The), Class A	73,825	13,554,270
		26,051,644
Pharmaceuticals–1.87%
Allergan PLC	79,654	15,187,628
Bristol-Myers Squibb Co.	235,071	13,883,293
Eli Lilly and Co.	123,444	15,569,992
Johnson & Johnson	106,112	14,269,942
Equifax, Inc.	108,162	15,363,331
IHS Markit Ltd.	201,102	14,326,507
Nielsen Holdings PLC	751,992	13,693,774
Verisk Analytics, Inc.	100,557	15,597,396
		58,981,008
Residential REITs–1.25%
Apartment Investment & Management Co.,
Class A	293,298	14,031,376
AvalonBay Communities, Inc.	71,904	14,423,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Residential REITs–(continued)
Equity Residential	185,189	$ 13,907,694
Essex Property Trust, Inc.	49,922	14,145,898
Mid-America Apartment Communities, Inc.	114,959	14,859,600
UDR, Inc.	324,302	14,587,104
		85,954,896
Restaurants–1.00%
Chipotle Mexican Grill, Inc.(b)	18,400	14,233,872
Darden Restaurants, Inc.	129,799	12,655,403
McDonald's Corp.	76,106	14,777,502
Starbucks Corp.	169,191	13,269,650
Yum! Brands, Inc.	149,857	13,374,737
		68,311,164
Retail REITs–1.00%
Federal Realty Investment Trust	117,416	13,660,177
Kimco Realty Corp.	738,663	12,815,803
Realty Income Corp.	206,927	14,979,446
Regency Centers Corp.	246,302	14,147,587
Simon Property Group, Inc.	103,928	12,791,458
		68,394,471
Semiconductor Equipment–0.64%
Applied Materials, Inc.	250,580	14,563,710
KLA Corp.	87,608	13,466,226
Lam Research Corp.	53,208	15,612,823
		43,642,759
Semiconductors–2.70%
Advanced Micro Devices, Inc.(b)	364,574	16,580,826
Analog Devices, Inc.	126,313	13,774,433
Broadcom, Inc.	47,562	12,966,352
Intel Corp.	259,599	14,412,936
Maxim Integrated Products, Inc.	251,757	14,002,724
Microchip Technology, Inc.(e)	146,951	13,329,925
Micron Technology, Inc.(b)	293,012	15,400,711
NVIDIA Corp.	66,976	18,088,208
Qorvo, Inc.(b)	132,283	13,305,024
QUALCOMM, Inc.	170,809	13,374,345
Skyworks Solutions, Inc.	134,116	13,435,741
Texas Instruments, Inc.	118,463	13,521,367
Xilinx, Inc.	155,899	13,016,008
		185,208,600
Soft Drinks–0.64%
Coca-Cola Co. (The)	275,675	14,745,856
Monster Beverage Corp.(b)	241,155	15,050,483
PepsiCo, Inc.	108,758	14,359,319
		44,155,658
Specialized Consumer Services–0.19%
H&R Block, Inc.	638,665	13,201,206
Specialized REITs–2.01%
American Tower Corp.	70,591	16,010,039
Crown Castle International Corp.	113,071	16,201,943
Digital Realty Trust, Inc.	131,934	15,846,593
Equinix, Inc.	27,185	15,571,568
Extra Space Storage, Inc.	146,663	14,719,099
Iron Mountain, Inc.	474,905	14,441,861
Public Storage	73,027	15,271,406
	Shares	Value
Specialized REITs–(continued)
SBA Communications Corp., Class A	63,708	$ 16,888,354
Weyerhaeuser Co.	506,148	13,149,725
		138,100,588
Specialty Chemicals–1.36%
Albemarle Corp.	225,157	18,429,100
Celanese Corp.	120,529	11,298,389
DuPont de Nemours, Inc.	231,516	9,932,036
Ecolab, Inc.	80,874	14,593,713
International Flavors & Fragrances, Inc.	111,973	13,412,126
PPG Industries, Inc.	112,790	11,780,916
Sherwin-Williams Co. (The)	26,216	13,547,118
		92,993,398
Specialty Stores–0.64%
Tiffany & Co.	112,208	14,989,867
Tractor Supply Co.	158,034	13,987,589
Ulta Beauty, Inc.(b)	59,180	15,214,586
		44,192,042
Steel–0.16%
Nucor Corp.	265,667	10,985,330
Systems Software–1.06%
Fortinet, Inc.(b)	142,012	14,493,745
Microsoft Corp.	97,082	15,728,255
NortonLifeLock, Inc.	577,010	10,980,500
Oracle Corp.	275,220	13,612,381
ServiceNow, Inc.(b)	54,956	17,920,602
		72,735,483
Technology Distributors–0.18%
CDW Corp.	108,892	12,437,644
Technology Hardware, Storage & Peripherals–1.37%
Apple, Inc.	54,523	14,904,407
Hewlett Packard Enterprise Co.	935,886	11,969,982
HP, Inc.	737,211	15,326,617
NetApp, Inc.	237,227	11,083,246
Seagate Technology PLC	255,314	12,242,306
Western Digital Corp.	276,284	15,350,339
Xerox Holdings Corp.	407,227	13,112,709
		93,989,606
Tobacco–0.39%
Altria Group, Inc.	299,087	12,074,142
Philip Morris International, Inc.	177,184	14,506,054
		26,580,196
Trading Companies & Distributors–0.56%
Fastenal Co.	405,137	13,863,788
United Rentals, Inc.(b)	92,184	12,212,537
W.W. Grainger, Inc.	45,145	12,529,543
		38,605,868
Trucking–0.41%
J.B. Hunt Transport Services, Inc.	132,763	12,803,664
Old Dominion Freight Line, Inc.	80,479	15,596,830
		28,400,494
Water Utilities–0.23%
American Water Works Co., Inc.	125,857	15,563,477

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Wireless Telecommunication Services–0.26%
T-Mobile US, Inc.(b)	198,783	$ 17,922,275
Total Common Stocks & Other Equity Interests
(Cost $4,660,572,764)		6,801,490,963

Money Market Funds–0.10%

Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(f)	2,325,934	2,325,934
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(f)	2,157,953	2,159,032
Invesco Treasury Portfolio, Institutional
Class, 1.48%(f)	2,658,209	2,658,209
Total Money Market Funds (Cost $7,142,765)		7,143,175
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased
with cash collateral from securities
on loan)-99.20%
(Cost $4,667,715,529)		6,808,634,138

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

SharesValue

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.01%
Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(f)(g)	467,632	$467,632
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(f)(g)	155,800	155,878
Total Investments Purchased with Cash Collateral
from Securities on Loan (Cost $623,510)		623,510
TOTAL INVESTMENTS IN SECURITIES–99.21%
(Cost $4,668,339,039)		6,809,257,648
OTHER ASSETS LESS LIABILITIES—0.79%		54,102,844
NET ASSETS–100.00%		$6,863,360,492

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)The Fund's Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund's transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 29, 2020.

					Change in
					Unrealized	Realized
	Value		Purchases	Proceeds	Appreciation	Gain	Value	Dividend
	August 31,	2019	at Cost	from Sales	(Depreciation)	(Loss)	February 29, 2020	Income
Invesco Ltd.	$11,199,799		$3,118,119	$(765,577)	$(586,905)	$(704,801)	$12,260,635	$534,044

(d)All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.

(e)All or a portion of this security was out on loan at February 29, 2020.

(f)The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(g)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets as of February 29, 2020

Information Technology	14.54%
Industrials	13.87

Financials	12.59

Health Care	12.26
Consumer Discretionary	12.02
Consumer Staples	6.69

Real Estate	6.49
Utilities	5.94
Materials	5.34

Energy	4.85

Communication Services	4.51
Money Market Funds Plus Other Assets Less Liabilities	0.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Equally-Weighted S&P 500 Fund

Open Futures Contracts

					Unrealized
Long Futures Contracts	Number of	Expiration	Notional		Appreciation
	Contracts	Month	Value	Value	(Depreciation)
Equity Risk
E-Mini S&P 500 Index	573	March-2020	$84,549,015	$(2,719,589)	$(2,719,589)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets:
Investments in securities, at value
(Cost $4,641,751,204)*	$6,789,230,328
Investments in affiliates, at value
(Cost $26,587,835)	20,027,320
Receivable for:
Investments sold	69,089,969
Fund shares sold	16,955,596
Dividends	13,492,775
Investment for trustee deferred compensation and
retirement plans	184,039
Other assets	86,390
Total assets	6,909,066,417
Liabilities:
Other investments:
Variation margin payable - futures contracts	168,401
Payable for:
Fund shares reacquired	39,072,461
Collateral upon return of securities loaned	623,510
Accrued fees to affiliates	4,034,331
Accrued trustees' and officers' fees and benefits	17,468
Accrued other operating expenses	1,516,699
Trustee deferred compensation and retirement plans	273,055
Total liabilities	45,705,925
Net assets applicable to shares outstanding	$6,863,360,492
Net assets consist of:
Shares of beneficial interest	$4,704,694,429
Distributable earnings	2,158,666,063
$6,863,360,492
Net Assets:
Class A	$2,162,965,271
Class C	$1,000,194,065
Class R	$128,393,927
Class Y	$2,648,359,188
Class R6	$923,448,041

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	38,109,996
Class C	18,464,640
Class R	2,274,909
Class Y	46,186,146
Class R6	16,083,861
Class A:
Net asset value per share	$56.76
Maximum offering price per share
(Net asset value of $56.76 ÷ 94.50%)	$60.06
Class C:
Net asset value and offering price per share	$54.17
Class R:
Net asset value and offering price per share	$56.44
Class Y:
Net asset value and offering price per share	$57.34
Class R6:
Net asset value and offering price per share	$57.41

*At February 29, 2020, securities with an aggregate value of $611,184 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Equally-Weighted S&P 500 Fund

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Investment income:
Dividends	$86,307,935
Dividends from affiliated money market funds (includes securities lending income of $48,169)	986,224
Total investment income	87,294,159
Expenses:
Advisory fees	4,016,920
Administrative services fees	532,048
Custodian fees	60,995
Distribution fees:
Class A	2,965,049
Class C	5,389,346
Class R	354,738
Transfer agent fees — A, C, R and Y	4,303,740
Transfer agent fees — R6	31,699
Trustees' and officers' fees and benefits	53,434
Registration and filing fees	86,481
Licensing fees	750,033
Reports to shareholders	257,349
Professional services fees	78,468
Other	80,830
Total expenses	18,961,130
Less: Fees waived and/or expense offset arrangement(s)	(35,028)
Net expenses	18,926,102
Net investment income	68,368,057
Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	123,070,514
Futures contracts	7,079,992
130,150,506
Change in net unrealized appreciation (depreciation) of:
Investment securities	(239,088,491)

Futures contracts	(3,390,185)

(242,478,676)

Net realized and unrealized gain (loss)	(112,328,170)

Net increase (decrease) in net assets resulting from operations	$(43,960,113)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	February 29,	August 31,
	2020	2019
Operations:
Net investment income	$68,368,057	$119,138,755
Net realized gain	130,150,506	258,740,482
Change in net unrealized appreciation (depreciation)	(242,478,676)	(420,258,229)

Net increase (decrease) in net assets resulting from operations	(43,960,113)	(42,378,992)
Distributions to shareholders from distributable earnings:
Class A	(105,740,074)	(126,201,339)

Class C	(43,613,847)	(63,410,741)

Class R	(5,998,502)	(7,423,559)

Class Y	(139,949,695)	(183,732,668)

Class R6	(48,380,186)	(64,278,995)

Total distributions from distributable earnings	(343,682,304)	(445,047,302)
Share transactions–net:
Class A	52,221,953	71,350,980
Class C	(28,236,087)	(87,475,018)
Class R	400,335	5,784,706
Class Y	(104,829,733)	(330,937,131)
Class R6	(50,291,361)	81,917,743
Net increase (decrease) in net assets resulting from share transactions	(130,734,893)	(259,358,720)

Net increase (decrease) in net assets	(518,377,310)	(746,785,014)
Net assets:
Beginning of period	7,381,737,802	8,128,522,816
End of period	$6,863,360,492	$7,381,737,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Equally-Weighted S&P 500 Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of	Ratio of
											expenses	expenses
			Net gains								to average	to average net
			(losses)								net assets	assets without	Ratio of net
	Net asset		on securities		Dividends	Distributions					with fee waivers	fee waivers	investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or	and/or	income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses	expenses	to average	Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000's omitted)	absorbed	absorbed	net assets	turnover (c)
Class A											0.54%(d)	0.54%(d)	1.75%(d)
Six months ended 02/29/20	$60.01	$0.55	$(0.94)	$(0.39)	$(1.03)	$(1.83)	$(2.86)	$56.76	(1.09)%	$2,162,965				9%
Year ended 08/31/19	64.04	0.92	(1.31)	(0.46)	(0.82)	(2.75)	(3.57)	60.01	(0.09)	2,235,827	0.52	0.52	1.55	22
Year ended 08/31/18	56.49	0.75	8.45	9.20	(0.81)	(0.84)	(1.65)	64.04	16.52	2,293,892	0.53	0.53	1.23	20
Year ended 08/31/17	50.91	0.74	5.54	6.28	(0.54)	(0.16)	(0.70)	56.49	12.41	2,103,146	0.53	0.53	1.37	24
Year ended 08/31/16	46.87	0.75	4.57	5.32	(0.66)	(0.62)	(1.28)	50.91	11.69	1,957,456	0.54	0.54	1.58	29
Year ended 08/31/15	48.54	0.67	(1.18)	(0.51)	(0.49)	(0.67)	(1.16)	46.87	(1.07)	1,789,491	0.54	0.54	1.36	21
Class C									(1.45)(e)	1,000,194	1.26(d)(e)	1.26(d)(e)	1.03(d)(e)	9
Six months ended 02/29/20	57.18	0.31	(0.92)	(0.61)	(0.57)	(1.83)	(2.40)	54.17
Year ended 08/31/19	61.18	0.46	(1.31)	(0.85)	(0.40)	(2.75)	(3.15)	57.18	(0.83)	1,083,024	1.27	1.27	0.80	22
Year ended 08/31/18	54.05	0.32	8.09	8.41	(0.44)	(0.84)	(1.28)	61.18	15.75(e)	1,252,161	1.21(e)	1.21(e)	0.55(e)	20
Year ended 08/31/17	48.82	0.32	5.30	5.62	(0.23)	(0.16)	(0.39)	54.05	11.56	1,126,361	1.28	1.28	0.62	24
Year ended 08/31/16	45.03	0.41	4.39	4.80	(0.39)	(0.62)	(1.01)	48.82	10.90(e)	941,775	1.23(e)	1.23(e)	0.89(e)	29
Year ended 08/31/15	46.79	0.29	(1.12)	(0.83)	(0.26)	(0.67)	(0.93)	45.03	(1.81)	750,898	1.29	1.29	0.61	21
Class R											0.79(d)	0.79(d)	1.50(d)	9
Six months ended 02/29/20	59.63	0.47	(0.96)	(0.49)	(0.87)	(1.83)	(2.70)	56.44	(1.23)	128,394
Year ended 08/31/19	63.64	0.77	(1.36)	(0.59)	(0.67)	(2.75)	(3.42)	59.63	(0.33)	135,225	0.77	0.77	1.30	22
Year ended 08/31/18	56.15	0.59	8.42	9.01	(0.68)	(0.84)	(1.52)	63.64	16.25	137,036	0.78	0.78	0.98	20
Year ended 08/31/17	50.63	0.60	5.50	6.10	(0.42)	(0.16)	(0.58)	56.15	12.13	132,316	0.78	0.78	1.12	24
Year ended 08/31/16	46.65	0.63	4.54	5.17	(0.57)	(0.62)	(1.19)	50.63	11.38	111,116	0.79	0.79	1.33	29
Year ended 08/31/15	48.36	0.54	(1.17)	(0.63)	(0.41)	(0.67)	(1.08)	46.65	(1.33)	89,588	0.79	0.79	1.11	21
Class Y											0.29(d)	0.29(d)	2.00(d)	9
Six months ended 02/29/20	60.67	0.64	(0.96)	(0.32)	(1.18)	(1.83)	(3.01)	57.34	(0.97)	2,648,359
Year ended 08/31/19	64.71	1.08	(1.40)	(0.32)	(0.97)	(2.75)	(3.72)	60.67	0.18	2,902,956	0.27	0.27	1.80	22
Year ended 08/31/18	57.06	0.91	8.53	9.44	(0.95)	(0.84)	(1.79)	64.71	16.80	3,444,820	0.28	0.28	1.48	20
Year ended 08/31/17	51.40	0.88	5.59	6.47	(0.65)	(0.16)	(0.81)	57.06	12.69	3,318,343	0.28	0.28	1.62	24
Year ended 08/31/16	47.30	0.88	4.61	5.49	(0.77)	(0.62)	(1.39)	51.40	11.97	2,116,654	0.29	0.29	1.83	29
Year ended 08/31/15	48.95	0.80	(1.19)	(0.39)	(0.59)	(0.67)	(1.26)	47.30	(0.83)	1,945,879	0.29	0.29	1.61	21
Class R6											0.16(d)	0.16(d)	2.13(d)	9
Six months ended 02/29/20	60.78	0.68	(0.97)	(0.29)	(1.25)	(1.83)	(3.08)	57.41	(0.93)	923,448
Year ended 08/31/19	64.83	1.15	(1.40)	(0.25)	(1.05)	(2.75)	(3.80)	60.78	0.29	1,024,706	0.16	0.16	1.91	22
Year ended 08/31/18	57.15	0.98	8.56	9.54	(1.02)	(0.84)	(1.86)	64.83	16.96	1,000,614	0.16	0.16	1.60	20
Year ended 08/31/17	51.47	0.95	5.60	6.55	(0.71)	(0.16)	(0.87)	57.15	12.84	808,668	0.16	0.16	1.74	24
Year ended 08/31/16	47.37	0.97	4.58	5.55	(0.83)	(0.62)	(1.45)	51.47	12.08	681,025	0.16	0.16	1.96	29
Year ended 08/31/15	48.99	0.87	(1.20)	(0.33)	(0.62)	(0.67)	(1.29)	47.37	(0.70)	178,731	0.16	0.16	1.74	21

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)Ratios are annualized and based on average daily net assets (000's omitted) of $2,378,556, $1,115,104, $142,285, $3,013,743 and $1,028,295 for Class A, Class C, Class R, Class Y and Class R6 shares, respectively.

(e)The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.97% for the six months ended February 29, 2020, and 0.93% and 0.94% for the years ended August 31, 2018 and 2016, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Equally-Weighted S&P 500 Fund

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Equally-Weighted S&P 500 Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund's investment objective is total return through growth of capital and current income.

The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total

18	Invesco Equally-Weighted S&P 500 Fund

returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications – Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange's clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

19	Invesco Equally-Weighted S&P 500 Fund

K.Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.120%
Over $2 billion	0.100%

For the six months ended February 29, 2020, the effective advisory fee rate incurred by the Fund was 0.11%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $28,353.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company ("SSB") serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund's custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $270,674 in front-end sales commissions from the sale of Class A shares and $12,025 and $25,602 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,801,490,963	$—	$—	$6,801,490,963
Money Market Funds	7,766,685	—	—	7,766,685
Total Investments in Securities	6,809,257,648	—	—	6,809,257,648
20	Invesco Equally-Weighted S&P 500 Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Futures Contracts	$(2,719,589)	$—	$—	$(2,719,589)
Total Investments	$6,806,538,059	$—	$—	$6,806,538,059

*Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund's derivative investments, detailed by primary risk exposure, held as of February 29, 2020:

Value
Equity
Derivative Liabilities	Risk
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$(2,719,589)
Derivatives not subject to master netting agreements	2,719,589
Total Derivative Liabilities subject to master netting agreements	$-

(a) Only current day's variation margin receivable is reported within the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended February 29, 2020
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on
Statement of Operations
Equity
Risk
Realized Gain:
Futures contracts	$ 7,079,992
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(3,390,185)
Total	$ 3,689,807

The table below summarizes the average notional value of derivatives held during the period.
Futures
Contracts
Average notional value	$77,079,586

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $6,675.

NOTE 6—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees' and Officers' Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund's total assets, or when any borrowings from an Invesco Fund are outstanding.

21	Invesco Equally-Weighted S&P 500 Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2019.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended February 29, 2020 was $700,689,388 and $1,110,841,728, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments				$2,385,247,901
Aggregate unrealized (depreciation) of investments				(343,782,296)
Net unrealized appreciation of investments				$2,041,465,605
Cost of investments for tax purposes is $4,765,072,454.
NOTE 10—Share Information
		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	2,492,121	$ 156,474,870	6,431,372	$379,100,243
Class C	1,106,427	66,371,872	3,089,072	172,589,506
Class R	341,047	21,285,638	725,805	42,459,696
Class Y	3,896,011	247,528,510	13,001,038	769,734,746
Class R6	856,313	54,531,648	4,453,071	270,465,358
Issued as reinvestment of dividends:
Class A	1,495,723	93,303,181	2,146,740	115,601,820
Class C	661,155	39,424,639	1,121,642	57,865,538
Class R	96,523	5,991,160	138,220	7,408,583
Class Y	1,807,801	113,873,411	2,749,406	149,430,198
Class R6	753,856	47,538,155	1,163,347	63,274,464
Automatic conversion of Class C shares to Class A shares:
Class A	606,818	37,819,111	1,518,737	85,282,138
Class C	(636,970)	(37,819,111)	(1,587,017)	(85,282,138)
Reacquired:
Class A	(3,739,146)	(235,375,209)	(8,662,062)	(508,633,221)

Class C	(1,605,673)	(96,213,487)	(4,151,241)	(232,647,924)

Class R	(430,544)	(26,876,463)	(749,556)	(44,083,573)

Class Y	(7,363,980)	(466,231,654)	(21,134,800)	(1,250,102,075)

Class R6	(2,386,718)	(152,361,164)	(4,190,828)	(251,822,079)

Net increase (decrease) in share activity	(2,049,236)	$(130,734,893)	(3,937,054)	$(259,358,720)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 2% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 11—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

22	Invesco Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
			ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Class A	$1,000.00	$989.10	$2.67	$1,022.18	$2.72	0.54%

Class C	1,000.00	985.50	6.22	1,018.60	6.32	1.26

Class R	1,000.00	987.70	3.90	1,020.93	3.97	0.79

Class Y	1,000.00	990.30	1.44	1,023.42	1.46	0.29
Class R6	1,000.00	990.70	0.79	1,024.07	0.81	0.16

1The actual ending account value is based on the actual total return of the Fund for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

23	Invesco Equally-Weighted S&P 500 Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	MS-EWSP-SAR-1

Semiannual Report to Shareholders	February 29, 2020

Invesco Equity and Income Fund

Nasdaq:

A: ACEIX ￿ C: ACERX ￿ R: ACESX ￿ Y: ACETX ￿ R5: ACEKX ￿ R6: IEIFX

2Letters to Shareholders

3 Fund Performance

5 Schedule of Investments

15 Financial Statements

18 Financial Highlights

19 Notes to Financial Statements

26 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco's efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you'll find detailed information about our funds, including perfor- mance, holdings and portfolio manager commentaries. You can access information about your account by com- pleting a simple, secure online registration. To do so, select "Log In" on the right side of the homepage, and then select "Register for Individual Account Access."

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.inves- co.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2Invesco Equity and Income Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, August 31, 2019 to February 29, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–1.07%
Class C Shares	–1.37
Class R Shares	–1.09
Class Y Shares	–0.84
Class R5 Shares	–0.82
Class R6 Shares	–0.88
Russell 1000 Value Index￿ (Broad Market Index)	–1.69
Bloomberg Barclays U.S. Government/Credit Index￿ (Style-Specific Index)	3.72
Lipper Mixed-Assets Target Allocation Growth Funds Index￿ (Peer Group Index)	1.54

Source(s): ￿RIMES Technologies Corp.;￿Lipper Inc.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Bloomberg Barclays U.S. Government/Credit Index is a broad-based benchmark that includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

The Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth funds tracked by Lip- per.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate sig- nificantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund's portfolio managers by visiting invesco.com/us. Click on "Products" and select "Mutual Funds." Use the "Product Finder" to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund's investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco's investment professionals share their in- sights about market and economic news and trends.

3Invesco Equity and Income Fund

Average Annual Total Returns

As of 2/29/20, including maximum applicable sales charges

Class A Shares

Inception (8/3/60)		9.78%
10 Years		7.11
5	Years	3.07
1	Year	–4.46
Class C Shares
Inception (7/6/93)		8.49%
10 Years		6.92
5	Years	3.48
1	Year	–0.59
Class R Shares
Inception (10/1/02)		7.21%
10 Years		7.45
5	Years	3.99
1	Year	0.94
Class Y Shares
Inception (12/22/04)		6.44%
10 Years		7.99
5	Years	4.53
1	Year	1.44
Class R5 Shares
10 Years		8.07%
5	Years	4.57
1	Year	1.51
Class R6 Shares
10 Years		8.04%
5	Years	4.65
1	Year	1.49

Effective June 1, 2010, Class A, Class C, Class I and Class R shares of the predeces- sor fund, Van Kampen Equity and Income Fund, advised by Van Kampen Asset Man- agement were reorganized into Class A, Class C, Class Y and Class R shares, re- spectively, of Invesco Van Kampen Equity and Income Fund (renamed Invesco Equity and Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C, Class R and Class Y shares are blended re- turns of the predecessor fund and Invesco Equity and Income Fund. Share class re- turns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on Septem-

ber 24, 2012. Performance shown prior to that date is that of the Fund's and the pre- decessor fund's Class A shares and in- cludes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/

performance for the most recent month- end performance. Performance figures re- flect reinvested distributions, changes in net asset value and the effect of the maxi- mum sales charge unless otherwise stated. Performance figures do not reflect deduc- tion of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, perfor- mance is at net asset value.

The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Fund performance reflects any applicable fee waivers and/or expense reimburse- ments. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more informa- tion.

4Invesco Equity and Income Fund

Schedule of Investments(a)

February 29, 2020 (Unaudited)

SharesValue

Common Stocks & Other Equity Interests–56.86%

Aerospace & Defense–1.48%
General Dynamics Corp.	1,136,227	$181,444,090
Apparel, Accessories & Luxury Goods–0.89%
Capri Holdings Ltd.(b)	4,238,559	109,439,593
Automobile Manufacturers–1.61%
General Motors Co.	6,481,800	197,694,900
Building Products–0.88%
Johnson Controls International PLC	2,952,088	107,957,858
Cable & Satellite–1.63%
Charter Communications, Inc.,
Class A(b)	210,647	103,884,781
Comcast Corp., Class A	2,362,627	95,521,010
		199,405,791
Commodity Chemicals–0.50%
Dow, Inc.	1,507,663	60,924,662
Communications Equipment–0.59%
Cisco Systems, Inc.	1,826,138	72,917,690
Diversified Banks–5.24%
Bank of America Corp.	8,412,165	239,746,703
Citigroup, Inc.	3,348,961	212,525,065
JPMorgan Chase & Co.	1,049,948	121,909,462
Wells Fargo & Co.	1,679,893	68,623,629
		642,804,859
Electric Utilities–1.40%
Duke Energy Corp.	525,920	48,226,864
Exelon Corp.	1,454,340	62,696,598
FirstEnergy Corp.	1,375,276	61,241,040
		172,164,502
Electronic Components–0.21%
Corning, Inc.	1,069,121	25,509,227
Fertilizers & Agricultural Chemicals–1.52%
Corteva, Inc.	4,899,395	133,263,544
Nutrien Ltd. (Canada)	1,316,132	53,211,217
		186,474,761
Food Distributors–0.98%
US Foods Holding Corp.(b)	3,586,740	120,657,934
Health Care Distributors–0.93%
McKesson Corp.	818,782	114,514,851
Health Care Equipment–1.80%
Medtronic PLC	1,152,496	116,021,772
Zimmer Biomet Holdings, Inc.	764,569	104,096,070
		220,117,842
Health Care Services–0.82%
CVS Health Corp.	1,689,763	100,000,174
	Shares	Value
Health Care Supplies–0.45%
Alcon, Inc. (Switzerland)(b)	890,140	$54,630,319
Home Improvement Retail–0.49%
Kingfisher PLC (United Kingdom)	24,313,803	59,737,936
Hotels, Resorts & Cruise Lines–0.93%
Carnival Corp.	3,409,809	114,092,209
Industrial Machinery–1.05%
Trane Technologies PLC	1,002,321	129,339,502
Insurance Brokers–0.93%
Willis Towers Watson PLC	602,914	114,101,474
Integrated Oil & Gas–2.73%
BP PLC (United Kingdom)	22,161,425	114,791,857
Chevron Corp.	1,096,680	102,364,111
Royal Dutch Shell PLC, Class A (United
Kingdom)	5,420,037	117,570,008
		334,725,976
Investment Banking & Brokerage–2.66%
Goldman Sachs Group, Inc. (The)	773,660	155,327,718
Morgan Stanley	3,791,075	170,712,107
		326,039,825
IT Consulting & Other Services–1.17%
Cognizant Technology Solutions
Corp., Class A	2,350,182	143,196,589
Managed Health Care–1.11%
Anthem, Inc.	530,101	136,283,666
Multi-line Insurance–1.68%
American International Group, Inc.	4,890,362	206,177,662
Oil & Gas Equipment & Services–0.38%
TechnipFMC PLC (United Kingdom)	3,179,333	47,181,302
Oil & Gas Exploration & Production–1.79%
Canadian Natural Resources Ltd.
(Canada)	2,966,830	76,367,276
Devon Energy Corp.	4,613,523	74,923,613
Marathon Oil Corp.	8,229,859	68,143,233
		219,434,122
Other Diversified Financial Services–1.22%
Equitable Holdings, Inc.	3,011,478	64,445,629
Voya Financial, Inc.	1,607,372	84,612,062
		149,057,691
Packaged Foods & Meats–1.70%
Kellogg Co.	1,312,383	79,359,800
Mondelez International, Inc., Class A	2,444,149	129,051,067
		208,410,867
Pharmaceuticals–5.07%
Bristol-Myers Squibb Co.	2,477,673	146,331,367

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Invesco Equity and Income Fund

	Shares	Value
Pharmaceuticals–(continued)
GlaxoSmithKline PLC (United
Kingdom)	2,746,364	$55,343,260
Johnson & Johnson	1,767,143	237,645,391
Pfizer, Inc.	2,003,722	66,964,389
Sanofi (France)	1,244,191	115,067,364
		621,351,771
Railroads–1.09%
CSX Corp.	1,897,094	133,650,272
Regional Banks–3.66%
Citizens Financial Group, Inc.	4,253,213	134,784,320
PNC Financial Services Group, Inc.
(The)	1,363,644	172,364,602
Truist Financial Corp.	3,074,993	141,880,177
		449,029,099
Semiconductors–2.63%
Intel Corp.	2,265,767	125,795,384
NXP Semiconductors N.V.
(Netherlands)	724,586	82,378,182
QUALCOMM, Inc.	1,461,767	114,456,356
		322,629,922
Specialty Chemicals–0.39%
DuPont de Nemours, Inc.	1,112,409	47,722,346
Systems Software–1.21%
Oracle Corp.	2,997,671	148,264,808
Technology Hardware, Storage & Peripherals–1.01%
Apple, Inc.	451,582	123,444,456
Tobacco–2.18%
Philip Morris International, Inc.	3,270,761	267,777,203
Wireless Telecommunication Services–0.85%
Vodafone Group PLC (United Kingdom)	60,015,841	104,812,802
Total Common Stocks & Other Equity Interests
(Cost $6,215,903,342)		6,973,120,553
	Principal
	Amount
U.S. Dollar Denominated Bonds & Notes–24.65%
Aerospace & Defense–0.45%
BAE Systems Holdings, Inc.
(United Kingdom), 2.85%,
12/15/2020(c)	$3,091,000	3,111,877
General Dynamics Corp., 2.88%,
05/11/2020	4,561,000	4,571,067
Northrop Grumman Corp.,
2.08%, 10/15/2020	13,695,000	13,726,765
Precision Castparts Corp.,
2.50%, 01/15/2023	4,150,000	4,295,414
Raytheon Co., 3.13%,
10/15/2020	25,469,000	25,697,706
United Technologies Corp.,
4.45%, 11/16/2038	3,239,000	4,029,347
		55,432,176
Agricultural & Farm Machinery–0.12%
Deere & Co., 2.60%,
06/08/2022	14,645,000	14,955,411
	Principal
	Amount	Value
Agricultural Products–0.05%
Ingredion, Inc., 6.63%,
04/15/2037	$3,940,000	$5,551,909
Air Freight & Logistics–0.15%
FedEx Corp.,
4.90%, 01/15/2034	4,310,000	5,055,539
5.10%, 01/15/2044	8,875,000	10,322,416
United Parcel Service, Inc.,
3.40%, 11/15/2046	2,608,000	2,721,536
		18,099,491
Airlines–0.16%
American Airlines Pass Through
Trust, Series 2014-1, Class A,
3.70%, 04/01/2028	3,283,913	3,571,138
Continental Airlines Pass Through
Trust,
Series 2010-1, Class A,
4.75%, 01/12/2021	1,974,983	2,025,307
Series 2012-1, Class A,
4.15%, 04/11/2024	3,910,451	4,222,219
United Airlines Pass Through Trust,
Series 2014-2, Class A,
3.75%, 09/03/2026	4,219,991	4,617,351
Series 2018-1, Class AA,
3.50%, 03/01/2030	5,062,980	5,512,663
		19,948,678
Alternative Carriers–0.26%
GCI Liberty, Inc., Conv., 1.75%,
10/05/2023(c)(d)	22,928,000	32,213,840
Application Software–0.77%
Nuance Communications, Inc.,
Conv.,
1.00%, 12/15/2022(d)	29,489,000	32,450,804
1.25%, 04/01/2025	16,761,000	21,559,674
RealPage, Inc., Conv., 1.50%,
11/15/2022	6,658,000	10,710,104
Workday, Inc., Conv., 0.25%,
10/01/2022	22,666,000	29,948,207
		94,668,789
Asset Management & Custody Banks–0.16%
Apollo Management Holdings L.P.,
4.00%, 05/30/2024(c)	4,260,000	4,654,788
Blackstone Holdings Finance Co.
LLC, 5.00%, 06/15/2044(c)	3,975,000	5,150,773
Brookfield Asset Management,
Inc. (Canada), 4.00%,
01/15/2025	4,515,000	4,955,598
Carlyle Holdings Finance LLC,
3.88%, 02/01/2023(c)	1,033,000	1,089,461
KKR Group Finance Co. III LLC,
5.13%, 06/01/2044(c)	3,217,000	4,073,718
		19,924,338
Automobile Manufacturers–0.41%
Daimler Finance North
America LLC, 2.25%,
03/02/2020(c)	25,000,000	25,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Invesco Equity and Income Fund

	Principal
	Amount	Value
Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC,
3.10%, 05/04/2023	$ 2,847,000	$2,859,387
3.81%, 01/09/2024	4,473,000	4,526,441
4.13%, 08/04/2025	7,006,000	7,114,219
General Motors Co., 6.60%,
04/01/2036	4,317,000	5,196,076
General Motors Financial Co., Inc.,
5.25%, 03/01/2026	5,467,000	6,096,761
		50,792,884
Automotive Retail–0.06%
Advance Auto Parts, Inc., 4.50%,
12/01/2023	6,415,000	7,054,343
Biotechnology–0.80%
AbbVie, Inc.,
4.50%, 05/14/2035	7,233,000	8,556,071
4.05%, 11/21/2039(c)	13,812,000	15,280,742
BioMarin Pharmaceutical, Inc.,
Conv., 1.50%, 10/15/2020	23,901,000	26,115,012
Gilead Sciences, Inc.,
2.55%, 09/01/2020	17,923,000	18,001,324
4.40%, 12/01/2021	4,988,000	5,216,531
Neurocrine Biosciences, Inc.,
Conv., 2.25%, 05/15/2024	17,930,000	25,009,634
		98,179,314
Brewers–0.35%
Anheuser-Busch Cos. LLC/Anheuser-
Busch InBev Worldwide, Inc.
(Belgium),
4.70%, 02/01/2036	10,870,000	12,962,346
4.90%, 02/01/2046	12,141,000	15,024,230
Heineken N.V. (Netherlands),
3.50%, 01/29/2028(c)	9,734,000	10,819,655
Molson Coors Beverage Co.,
4.20%, 07/15/2046	4,057,000	4,220,979
		43,027,210
Broadcasting–1.06%
Discovery Communications LLC,
2.80%, 06/15/2020	34,260,000	34,312,450
Liberty Media Corp.,
Conv.,
2.25%, 10/05/2021(d)	14,987,000	8,134,097
1.38%, 10/15/2023	61,171,000	75,625,707
Liberty Formula One, Conv.,
1.00%, 01/30/2023	5,397,000	6,401,950
NBCUniversal Media LLC, 5.95%,
04/01/2041	3,365,000	4,907,362
		129,381,566
Cable & Satellite–1.34%
BofA Finance LLC, Conv., 0.13%,
09/01/2022	22,511,000	23,045,636
Charter Communications
Operating LLC/Charter
Communications Operating
Capital Corp., 4.46%,
07/23/2022	10,845,000	11,513,429
	Principal
	Amount	Value
Cable & Satellite–(continued)
Comcast Corp.,
4.15%, 10/15/2028	$9,915,000	$11,499,033
6.45%, 03/15/2037	2,465,000	3,643,648
3.90%, 03/01/2038	8,010,000	9,357,513
4.60%, 10/15/2038	4,030,000	5,079,997
DISH Network Corp., Conv.,
3.38%, 08/15/2026	77,983,000	75,488,132
Liberty Latin America Ltd. (Chile),
Conv., 2.00%,
07/15/2024(c)	26,445,000	25,254,975
		164,882,363
Commodity Chemicals–0.08%
LYB Finance Co. B.V.
(Netherlands), 8.10%,
03/15/2027(c)	7,384,000	9,754,319
Communications Equipment–0.41%
Finisar Corp., Conv., 0.50%,
12/15/2021(d)	10,562,000	10,551,438
Viavi Solutions, Inc.,
Conv.,
1.75%, 06/01/2023	14,372,000	16,551,737
1.00%, 03/01/2024	19,034,000	22,865,658
		49,968,833
Consumer Finance–0.21%
American Express Co., 3.63%,
12/05/2024	3,423,000	3,726,802
Capital One Financial Corp.,
3.20%, 01/30/2023	10,060,000	10,449,548
Discover Bank, 3.35%,
02/06/2023	5,380,000	5,644,581
Synchrony Financial, 3.95%,
12/01/2027	5,795,000	6,223,386
		26,044,317
Data Processing & Outsourced Services–0.10%
Euronet Worldwide, Inc., Conv.,
0.75%, 03/15/2025(c)(d)	6,048,000	6,654,711
Fiserv, Inc., 3.80%,
10/01/2023	5,200,000	5,572,990
		12,227,701
Diversified Banks–2.28%
ANZ New Zealand (Int'l) Ltd. (New
Zealand), 2.88%,
01/25/2022(c)	3,545,000	3,638,071
Australia & New Zealand Banking
Group Ltd. (Australia),
2.70%, 11/16/2020	30,315,000	30,566,531
2.30%, 06/01/2021	7,448,000	7,531,687
Bank of America Corp., 3.25%,
10/21/2027	5,705,000	6,132,870
BBVA Bancomer S.A. (Mexico),
4.38%, 04/10/2024(c)	6,875,000	7,341,984
Citigroup, Inc.,
3.67%, (3 mo. USD LIBOR +
1.39%), 07/24/2028(e)	5,405,000	5,924,289
6.68%, 09/13/2043	8,000,000	12,345,920
5.30%, 05/06/2044	2,765,000	3,663,655
4.75%, 05/18/2046	4,145,000	5,237,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Invesco Equity and Income Fund

	Principal
	Amount	Value
Diversified Banks–(continued)
Commonwealth Bank of Australia
(Australia), 2.25%,
03/10/2020(c)	$ 10,540,000	$10,541,556
HSBC Holdings PLC (United
Kingdom), 2.63% (3 mo. USD
LIBOR + 1.14%),
11/07/2025(e)	18,945,000	19,363,906
JPMorgan Chase & Co.,
3.20%, 06/15/2026	4,365,000	4,693,312
3.51%, (3 mo. USD LIBOR +
0.95%), 01/23/2029(e)	11,170,000	12,200,622
4.26%, (3 mo. USD LIBOR +
1.58%), 02/22/2048(e)	5,355,000	6,708,061
3.90%, (3 mo. USD LIBOR +
1.22%), 01/23/2049(e)	11,170,000	13,336,688
Series V, 5.23% (3 mo. USD
LIBOR + 3.32%)(e)(f)	6,410,000	6,389,135
Mizuho Financial Group Cayman 3
Ltd. (Japan), 4.60%,
03/27/2024(c)	545,000	594,063
National Australia Bank Ltd.
(Australia), 1.88%,
07/12/2021	9,725,000	9,796,434
SMBC Aviation Capital Finance
DAC (Ireland), 2.65%,
07/15/2021(c)	3,225,000	3,273,385
Societe Generale S.A. (France),
2.63%, 09/16/2020(c)	8,565,000	8,629,192
5.00%, 01/17/2024(c)	7,365,000	8,044,801
Standard Chartered PLC (United
Kingdom), 3.05%,
01/15/2021(c)	7,250,000	7,338,494
Sumitomo Mitsui Banking Corp.
(Japan), 2.65%, 07/23/2020	7,235,000	7,264,911
Toronto-Dominion Bank (The)
(Canada), 2.65%,
06/12/2024	6,105,000	6,416,752
U.S. Bancorp, Series W, 3.10%,
04/27/2026	3,245,000	3,500,977
Wells Fargo & Co.,
3.55%, 09/29/2025	6,840,000	7,440,939
4.10%, 06/03/2026	4,515,000	4,985,600
4.65%, 11/04/2044	14,430,000	17,584,215
Westpac Banking Corp.
(Australia), 2.10%,
05/13/2021	38,570,000	38,820,586
		279,305,814
Diversified Capital Markets–0.64%
Credit Suisse AG (Switzerland),
6.50%, 08/08/2023(c)	6,536,000	7,322,804
Conv., 0.50%, 06/24/2024(c)	75,750,000	71,409,525
		78,732,329
Diversified Metals & Mining–0.03%
Rio Tinto Finance USA Ltd.
(Australia), 7.13%,
07/15/2028	2,175,000	3,023,501
Drug Retail–0.15%
CVS Pass-Through Trust, 6.04%,
12/10/2028	6,656,444	7,682,424
	Principal
	Amount	Value
Drug Retail–(continued)
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/2021	$6,129,000	$6,289,336
4.50%, 11/18/2034	4,519,000	4,899,422
		18,871,182
Electric Utilities–0.51%
Electricite de France S.A. (France),
4.88%, 01/22/2044(c)	9,110,000	11,800,006
5.63%(c)(f)	6,390,000	6,729,916
Georgia Power Co.,
2.00%, 03/30/2020	20,950,000	20,952,779
Series B, 3.70%,
01/30/2050	3,665,000	4,097,761
NextEra Energy Capital Holdings,
Inc., 3.55%, 05/01/2027	5,572,000	6,060,103
Ohio Power Co., Series M, 5.38%,
10/01/2021	1,050,000	1,118,519
PPL Electric Utilities Corp.,
6.25%, 05/15/2039	355,000	525,791
Xcel Energy, Inc., 3.50%,
12/01/2049	10,280,000	11,353,359
		62,638,234
Environmental & Facilities Services–0.05%
Waste Management, Inc., 3.90%,
03/01/2035	4,786,000	5,525,727
Food Retail–0.29%
Nestle Holdings, Inc., 3.10%,
09/24/2021(c)	34,380,000	35,274,896
General Merchandise Stores–0.03%
Dollar General Corp., 3.25%,
04/15/2023	3,650,000	3,833,249
Health Care Equipment–1.11%
Becton, Dickinson and Co.,
4.88%, 05/15/2044	3,739,000	4,508,073
DexCom, Inc., Conv., 0.75%,
12/01/2023	30,543,000	54,183,902
Integra LifeSciences Holdings
Corp., Conv., 0.50%,
08/15/2025(c)	18,416,000	18,125,138
Medtronic, Inc.,
3.15%, 03/15/2022	4,299,000	4,455,492
4.38%, 03/15/2035	2,601,000	3,329,125
NuVasive, Inc., Conv., 2.25%,
03/15/2021	20,477,000	24,473,522
Wright Medical Group, Inc., Conv.,
1.63%, 06/15/2023	25,471,000	26,768,665
		135,843,917
Health Care REITs–0.11%
Healthpeak Properties, Inc.,
4.20%, 03/01/2024	4,690,000	5,118,323
3.88%, 08/15/2024	5,085,000	5,537,387
Ventas Realty L.P., 5.70%,
09/30/2043	2,080,000	2,881,955
		13,537,665
Health Care Services–0.26%
Cigna Corp., 4.80%,
08/15/2038	3,240,000	3,903,524

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Invesco Equity and Income Fund

	Principal
	Amount	Value
Health Care Services–(continued)
CVS Health Corp.,
3.38%, 08/12/2024	$ 3,740,000	$3,978,887
4.10%, 03/25/2025	13,266,000	14,547,772
Laboratory Corp. of America
Holdings,
3.20%, 02/01/2022	6,132,000	6,305,147
4.70%, 02/01/2045	2,694,000	3,240,203
		31,975,533
Home Improvement Retail–0.11%
Home Depot, Inc. (The), 2.00%,
04/01/2021	6,883,000	6,934,794
Lowe's Cos., Inc., 4.55%,
04/05/2049	5,625,000	6,900,956
		13,835,750
Homebuilding–0.09%
M.D.C. Holdings, Inc., 6.00%,
01/15/2043	10,130,000	11,200,994
Hotel & Resort REITs–0.01%
Service Properties Trust, 5.00%,
08/15/2022	1,310,000	1,389,971
Insurance Brokers–0.02%
Willis North America, Inc.,
3.60%, 05/15/2024	2,470,000	2,661,620
Integrated Oil & Gas–0.11%
Husky Energy, Inc. (Canada),
3.95%, 04/15/2022	3,630,000	3,754,380
Occidental Petroleum Corp.,
3.40%, 04/15/2026	4,005,000	4,100,137
3.20%, 08/15/2026	2,408,000	2,453,632
Suncor Energy, Inc. (Canada),
3.60%, 12/01/2024	3,379,000	3,654,653
		13,962,802
Integrated Telecommunication Services–0.57%
AT&T, Inc.,
3.00%, 06/30/2022	5,334,000	5,505,485
3.40%, 05/15/2025	4,966,000	5,301,420
4.30%, 02/15/2030	3,526,000	4,042,141
4.50%, 05/15/2035	4,755,000	5,477,353
5.35%, 09/01/2040	2,077,000	2,612,830
5.15%, 03/15/2042	1,370,000	1,674,829
4.80%, 06/15/2044	10,275,000	12,079,251
5.15%, 11/15/2046	3,698,000	4,594,718
Telefonica Emisiones S.A. (Spain),
7.05%, 06/20/2036	3,600,000	5,199,510
4.67%, 03/06/2038	3,505,000	4,070,900
5.21%, 03/08/2047	6,725,000	8,271,144
Verizon Communications, Inc.,
4.40%, 11/01/2034	3,285,000	3,993,467
4.81%, 03/15/2039	5,062,000	6,497,350
		69,320,398
Interactive Media & Services–0.50%
IAC Financeco 3, Inc., Conv.,
2.00%, 01/15/2030(c)	33,949,000	36,203,859
JOYY, Inc. (China), Conv., 1.38%,
06/15/2024(c)(d)	27,587,000	25,014,369
		61,218,228
	Principal
	Amount	Value
Internet & Direct Marketing Retail–0.39%
Booking Holdings, Inc., Conv.,
0.90%, 09/15/2021	$7,495,000	$8,064,944
QVC, Inc., 5.45%, 08/15/2034	8,810,000	8,884,495
Trip.com Group Ltd. (China),
Conv., 1.25%, 09/15/2022	30,912,000	30,874,947
		47,824,386
Investment Banking & Brokerage–0.61%
Goldman Sachs Group, Inc. (The),
5.25%, 07/27/2021	5,510,000	5,784,816
4.25%, 10/21/2025	5,807,000	6,346,945
GS Finance Corp., Series 0001,
Conv., 0.25%, 07/08/2024	56,790,000	55,419,657
Morgan Stanley, 4.00%,
07/23/2025	6,870,000	7,632,944
		75,184,362
IT Consulting & Other Services–0.04%
DXC Technology Co., 4.45%,
09/18/2022	4,954,000	5,247,574
Life & Health Insurance–0.50%
Athene Global Funding,
4.00%, 01/25/2022(c)	12,280,000	12,871,817
2.75%, 06/25/2024(c)	2,890,000	3,004,994
Guardian Life Global Funding,
2.90%, 05/06/2024(c)	7,450,000	7,897,771
Jackson National Life Global Funding,
2.10%, 10/25/2021(c)	5,295,000	5,355,752
3.25%, 01/30/2024(c)	4,885,000	5,206,733
Metropolitan Life Global Funding I,
2.05%, 06/12/2020(c)	5,740,000	5,724,856
Nationwide Financial Services,
Inc., 5.30%, 11/18/2044(c)	4,250,000	5,546,920
Prudential Financial, Inc.,
3.91%, 12/07/2047	4,898,000	5,553,339
3.94%, 12/07/2049	4,856,000	5,363,118
Reliance Standard Life Global
Funding II, 3.05%,
01/20/2021(c)	4,985,000	5,057,805
		61,583,105
Managed Health Care–0.05%
UnitedHealth Group, Inc., 3.50%,
08/15/2039	5,806,000	6,388,203
Movies & Entertainment–0.20%
Live Nation Entertainment, Inc.,
Conv., 2.50%, 03/15/2023	20,716,000	23,960,606
Multi-line Insurance–0.20%
American Financial Group, Inc.,
4.50%, 06/15/2047	5,075,000	6,294,166
American International Group,
Inc., 4.38%, 01/15/2055	7,405,000	8,477,691
MassMutual Global Funding II,
2.00%, 04/15/2021(c)	10,205,000	10,301,078
		25,072,935
Multi-Utilities–0.11%
NiSource, Inc., 4.38%,
05/15/2047	6,015,000	7,079,770

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Invesco Equity and Income Fund

	Principal
	Amount	Value
Multi-Utilities–(continued)
Sempra Energy, 3.80%,
02/01/2038	$ 5,871,000	$6,587,600
		13,667,370
Office REITs–0.07%
Highwoods Realty L.P., 3.20%,
06/15/2021	1,650,000	1,679,335
Office Properties Income Trust,
4.00%, 07/15/2022	7,200,000	7,469,607
		9,148,942
Oil & Gas Equipment & Services–0.19%
Helix Energy Solutions Group,
Inc., Conv., 4.25%,
05/01/2022	10,666,000	10,526,434
Oil States International, Inc.,
Conv., 1.50%, 02/15/2023	15,097,000	12,398,411
		22,924,845
Oil & Gas Exploration & Production–0.15%
Cameron LNG LLC, 3.70%,
01/15/2039(c)	6,519,000	7,162,147
ConocoPhillips Co., 4.15%,
11/15/2034	2,403,000	2,742,606
Noble Energy, Inc., 5.25%,
11/15/2043	7,940,000	8,413,450
		18,318,203
Oil & Gas Storage & Transportation–0.66%
Energy Transfer Operating L.P.,
4.20%, 09/15/2023	1,638,000	1,755,651
4.90%, 03/15/2035	3,640,000	3,929,656
5.00%, 05/15/2050	7,684,000	7,819,253
Enterprise Products Operating LLC,
6.45%, 09/01/2040	555,000	770,212
4.25%, 02/15/2048	7,354,000	7,892,651
Kinder Morgan, Inc., 5.30%,
12/01/2034	4,203,000	5,005,938
MPLX L.P.,
4.50%, 07/15/2023	18,525,000	20,015,262
4.50%, 04/15/2038	8,564,000	8,666,710
Plains All American Pipeline
L.P./PAA Finance Corp.,
3.65%, 06/01/2022	4,275,000	4,395,890
Spectra Energy Partners L.P.,
4.50%, 03/15/2045	5,468,000	6,120,287
Sunoco Logistics Partners
Operations L.P., 5.30%,
04/01/2044	8,165,000	8,564,032
Texas Eastern Transmission L.P.,
7.00%, 07/15/2032	3,835,000	5,353,431
		80,288,973
Other Diversified Financial Services–1.96%
Convertible Trust - Consumer,
Series 2018-1, 0.25%,
01/17/2024	57,077,000	57,356,677
Convertible Trust - Energy,
Series 2019-1, 0.33%,
09/19/2024	60,352,000	59,941,606
Convertible Trust - Healthcare,
Series 2018-1, 0.25%,
02/05/2024	56,758,000	59,266,704
	Principal
	Amount	Value
Other Diversified Financial Services–(continued)
Convertible Trust - Media,
Series 2019, Class 1, 0.25%,
12/04/2024	$ 60,368,000	$63,217,370
		239,782,357
Packaged Foods & Meats–0.32%
J. M. Smucker Co. (The), 2.50%,
03/15/2020	33,540,000	33,542,704
Kraft Heinz Foods Co., 4.63%,
10/01/2039(c)	5,610,000	5,396,282
Mead Johnson Nutrition Co.
(United Kingdom), 4.13%,
11/15/2025	648,000	728,504
		39,667,490
Paper Packaging–0.13%
International Paper Co., 6.00%,
11/15/2041	2,855,000	3,813,192
Packaging Corp. of America,
4.50%, 11/01/2023	11,003,000	12,075,452
		15,888,644
Pharmaceuticals–0.87%
Allergan Funding S.C.S., 4.85%,
06/15/2044	9,265,000	11,315,934
Bayer US Finance II LLC
(Germany), 4.38%,
12/15/2028(c)	9,800,000	11,160,753
Bayer US Finance LLC (Germany),
3.00%, 10/08/2021(c)	6,079,000	6,216,814
Bristol-Myers Squibb Co.,
4.00%, 08/15/2023(c)	4,735,000	5,132,899
4.13%, 06/15/2039(c)	6,435,000	7,836,794
4.63%, 05/15/2044(c)	13,875,000	18,077,362
Jazz Investments I Ltd., Conv.,
1.88%, 08/15/2021	14,556,000	14,562,129
Mylan N.V., 3.15%,
06/15/2021	4,535,000	4,607,745
Pacira BioSciences, Inc., Conv.,
2.38%, 04/01/2022	11,404,000	11,757,130
Perrigo Finance Unlimited Co.,
3.50%, 03/15/2021	520,000	529,265
Supernus Pharmaceuticals, Inc.,
Conv., 0.63%, 04/01/2023	11,008,000	10,039,194
Zoetis, Inc., 4.70%,
02/01/2043	4,101,000	5,302,878
		106,538,897
Property & Casualty Insurance–0.33%
Allstate Corp. (The), 3.28%,
12/15/2026	3,260,000	3,546,525
Liberty Mutual Group, Inc.,
4.85%, 08/01/2044(c)	9,030,000	11,501,980
Markel Corp.,
5.00%, 03/30/2043	4,185,000	4,927,687
5.00%, 05/20/2049	5,140,000	6,482,556
Travelers Cos., Inc. (The),
4.60%, 08/01/2043	6,455,000	8,374,025
WR Berkley Corp., 4.63%,
03/15/2022	5,040,000	5,356,035
		40,188,808

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Equity and Income Fund

	Principal
	Amount	Value
Railroads–0.26%
Burlington Northern Santa Fe LLC,
5.15%, 09/01/2043	$ 9,530,000	$12,864,167
CSX Corp., 5.50%, 04/15/2041	1,660,000	2,230,564
Norfolk Southern Corp., 3.40%,
11/01/2049	4,879,000	5,185,210
Union Pacific Corp.,
4.15%, 01/15/2045	4,410,000	5,119,431
3.84%, 03/20/2060(c)	5,560,000	6,091,261
		31,490,633
Regional Banks–0.11%
Citizens Financial Group, Inc.,
2.38%, 07/28/2021	4,700,000	4,747,288
PNC Financial Services Group, Inc.
(The), 3.45%, 04/23/2029	7,450,000	8,207,063
		12,954,351
Reinsurance–0.14%
PartnerRe Finance B LLC, 3.70%,
07/02/2029	11,285,000	12,565,269
Reinsurance Group of America,
Inc., 4.70%, 09/15/2023	3,711,000	4,137,761
		16,703,030
Renewable Electricity–0.05%
Oglethorpe Power Corp., 4.55%,
06/01/2044	5,806,000	6,667,160
Residential REITs–0.03%
American Campus Communities
Operating Partnership L.P.,
2.85%, 02/01/2030	3,845,000	4,009,583
Restaurants–0.07%
Starbucks Corp., 3.55%,
08/15/2029	7,440,000	8,358,033
Retail REITs–0.10%
Regency Centers L.P.,
2.95%, 09/15/2029	7,960,000	8,444,153
4.65%, 03/15/2049	2,970,000	3,884,137
		12,328,290
Semiconductor Equipment–0.19%
Applied Materials, Inc., 2.63%,
10/01/2020	22,800,000	22,936,865
Semiconductors–1.30%
Broadcom Corp./Broadcom
Cayman Finance Ltd., 3.63%,
01/15/2024	6,975,000	7,310,688
Cree, Inc., Conv., 0.88%,
09/01/2023	33,830,000	35,669,506
Microchip Technology, Inc.,
Conv., 1.63%, 02/15/2027	20,600,000	26,606,591
Micron Technology, Inc.,
4.19%, 02/15/2027	4,460,000	4,779,111
4.66%, 02/15/2030	7,270,000	8,030,138
NXP B.V./NXP Funding LLC
(Netherlands), 5.35%,
03/01/2026(c)	7,660,000	8,818,660
ON Semiconductor Corp., Conv.,
1.00%, 12/01/2020	17,148,000	19,564,990
QUALCOMM, Inc., 2.25%,
05/20/2020	39,195,000	39,255,435
	Principal
	Amount	Value
Semiconductors–(continued)
Silicon Laboratories, Inc., Conv.,
1.38%, 03/01/2022	$5,936,000	$6,824,689
Texas Instruments, Inc., 2.63%,
05/15/2024	2,275,000	2,368,024
		159,227,832
Specialized REITs–0.21%
Crown Castle International Corp.,
4.75%, 05/15/2047	470,000	583,300
EPR Properties, 4.75%,
12/15/2026	17,525,000	19,723,704
LifeStorage L.P., 3.50%,
07/01/2026	4,667,000	5,026,480
		25,333,484
Specialty Chemicals–0.02%
Sherwin-Williams Co. (The),
4.50%, 06/01/2047	1,665,000	2,001,656
Systems Software–0.32%
FireEye, Inc.,
Series A, Conv., 1.00%,
06/01/2020(d)	17,382,000	17,300,833
Series B, Conv., 1.63%,
06/01/2022(d)	17,616,000	17,025,865
Microsoft Corp., 3.50%,
02/12/2035	4,259,000	4,971,151
		39,297,849
Technology Distributors–0.07%
Avnet, Inc., 4.63%,
04/15/2026	7,645,000	8,352,509
Technology Hardware, Storage & Peripherals–0.50%
Apple, Inc.,
2.15%, 02/09/2022	7,303,000	7,439,996
3.35%, 02/09/2027	3,495,000	3,847,005
Dell International LLC/EMC Corp.,
5.45%, 06/15/2023(c)	7,237,000	7,968,631
8.35%, 07/15/2046(c)	278,000	378,194
SanDisk LLC, Conv., 0.50%,
10/15/2020	24,327,000	21,659,717
Western Digital Corp., Conv.,
1.50%, 02/01/2024	20,616,000	20,286,144
		61,579,687
Tobacco–0.28%
Altria Group, Inc., 5.80%,
02/14/2039	12,541,000	15,420,984
Philip Morris International, Inc.,
3.60%, 11/15/2023	3,940,000	4,236,020
4.88%, 11/15/2043	11,740,000	14,746,981
		34,403,985
Trading Companies & Distributors–0.09%
Air Lease Corp.,
3.00%, 09/15/2023	627,000	646,324
4.25%, 09/15/2024	4,355,000	4,681,699
Aircastle Ltd., 4.40%,
09/25/2023	5,510,000	5,875,143
		11,203,166

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Equity and Income Fund

	Principal
	Amount	Value
Trucking–0.12%
Aviation Capital Group LLC,
2.88%, 01/20/2022(c)	$ 6,230,000	$6,346,911
4.88%, 10/01/2025(c)	7,745,000	8,685,892
		15,032,803
Wireless Telecommunication Services–0.20%
America Movil S.A.B. de C.V.
(Mexico), 4.38%,
07/16/2042	6,610,000	8,077,986
Rogers Communications, Inc.
(Canada),
4.50%, 03/15/2043	6,080,000	7,227,353
4.30%, 02/15/2048	8,020,000	9,515,596
		24,820,935
Total U.S. Dollar Denominated Bonds & Notes
(Cost $2,793,311,148)		3,022,636,843
U.S. Treasury Securities–13.37%
U.S. Treasury Bills–0.01%
1.69%, 04/09/2020(g)(h)	640,000	638,949
U.S. Treasury Bonds–1.37%
4.50%, 02/15/2036	9,250,000	13,475,371
2.38%, 11/15/2049	132,751,500	155,005,526
		168,480,897
U.S. Treasury Notes–11.99%
1.38%, 01/31/2022	551,861,000	556,819,129
1.38%, 02/15/2023	135,674,000	137,661,412
1.38%, 01/31/2025	474,404,700	484,800,833
1.50%, 01/31/2027	62,831,000	64,740,473
1.50%, 02/15/2030	218,605,700	226,086,114
		1,470,107,961
Total U.S. Treasury Securities
(Cost $1,599,719,928)		1,639,227,807
Preferred Stocks–0.58%	Shares

Asset Management & Custody Banks–0.18%
AMG Capital Trust II, 5.15%, Conv.
Pfd.	483,000	22,459,500
Diversified Banks–0.03%
Wells Fargo & Co., 5.85%, Series Q,
Pfd.	142,800	3,668,532
Oil & Gas Storage & Transportation–0.37%
El Paso Energy Capital Trust I,
4.75%, Conv. Pfd.	875,900	44,653,382
Total Preferred Stocks (Cost $63,824,606)		70,781,414

Principal

Amount

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.17%

Federal Home Loan Mortgage Corp. (FHLMC)–0.09%

6.75%, 03/15/2031	$ 7,000,000	10,745,561
5.50%, 02/01/2037	14	16
		10,745,577

Principal

AmountValue

Federal National Mortgage Association (FNMA)–0.08%

5.50%, 03/01/2021	$8	$8
6.63%, 11/15/2030	6,315,000	9,543,185
7.00%, 07/01/2032	5,997	6,009
		9,549,202

Government National Mortgage Association (GNMA)–0.00%
8.00%, 06/15/2026 to
01/20/2031	14,898	15,379
7.50%, 12/20/2030	913	1,093
		16,472
Total U.S. Government Sponsored Agency
Mortgage-Backed Securities
(Cost $17,475,194)		20,311,251

Municipal Obligations–0.06%
Georgia (State of) Municipal
Electric Authority (Plant Vogtle
Units 3 & 4 Project M),
Series 2010 A, RB, 6.66%,
04/01/2057
(Cost $4,938,000)	4,938,000	7,603,582
Money Market Funds–4.68%	Shares

Invesco Government & Agency
Portfolio, Institutional Class,
1.50%(i)	200,312,749	200,312,749

Invesco Liquid Assets Portfolio,
Institutional Class, 1.64%(i)	144,069,477	144,141,512

Invesco Treasury Portfolio,
Institutional Class, 1.48%(i)	228,928,856	228,928,856
Total Money Market Funds
(Cost $573,332,578)		573,383,117

TOTAL INVESTMENTS IN
SECURITIES (excluding
investments purchased with
cash collateral from securities
on loan)-100.37%
(Cost $11,268,504,796)		12,307,064,567
Investments Purchased with Cash Collateral from
Securities on Loan
Money Market Funds–0.01%
Invesco Government & Agency
Portfolio, Institutional Class,
1.50%(i)(j)	1,396,480	1,396,480
Invesco Liquid Assets Portfolio,
Institutional Class, 1.64%(i)(j)	465,277	465,509
Total Investments Purchased with Cash Collateral
from Securities on Loan (Cost $1,861,943)		1,861,989
TOTAL INVESTMENTS IN SECURITIES–100.38%
(Cost $11,270,366,739)		12,308,926,556
OTHER ASSETS LESS LIABILITIES—(0.38)%		(46,062,632)
NET ASSETS–100.00%		$12,262,863,924

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Equity and Income Fund

Investment Abbreviations:

Conv. – Convertible

DAC	– Designated Activity Co.
LIBOR – London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $576,083,224, which represented 4.70% of the Fund's Net Assets.

(d)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(f)Perpetual bond with no specified maturity date.

(g)All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.

(h)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(j)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1.

Portfolio Composition

By security type, based on Net Assets as of February 29, 2020

Common Stocks & Other Equity Interests		56.86%
U.S. Dollar Denominated Bonds & Notes		24.65
U.S. Treasury Securities		13.37

Security Types Each Less Than 1% of Portfolio		0.82
Money Market Funds Plus Other Assets Less Liabilities		4.30
		Open Futures Contracts
							Unrealized
Short Futures Contracts		Number of	Expiration	Notional			Appreciation
		Contracts	Month	Value		Value	(Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes		202	June-2020	$(24,795,500)		$(242,963)	$(242,963)

U.S. Treasury 10 Year Notes		334	June-2020	(45,006,500)		(584,252)	(584,252)
Total Futures Contracts						$(827,215)	$(827,215)

		Open Forward Foreign Currency Contracts
				Contract to			Unrealized
Settlement							Appreciation

Date	Counterparty			Deliver		Receive	(Depreciation)
Currency Risk
03/27/2020	Bank of New York Mellon (The)		GBP 146,725,508		USD 191,256,700		$ 3,004,053
03/27/2020	State Street Bank & Trust Co.		CAD	89,939,452	USD	67,821,609	813,005

03/27/2020	State Street Bank & Trust Co.		GBP 146,674,299		USD 191,142,344		2,955,399
03/27/2020	State Street Bank & Trust Co.		USD	3,607,926	CHF	3,504,926	31,158
03/27/2020	State Street Bank & Trust Co.		USD	5,404,914	EUR	4,917,665	32,077

Subtotal—Appreciation							6,835,692
Currency Risk
03/27/2020	State Street Bank & Trust Co.		CHF	43,961,789	USD	44,890,465	(754,047)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)

			Contract to			Unrealized
Settlement						Appreciation

Date	Counterparty		Deliver		Receive	(Depreciation)
03/27/2020	State Street Bank & Trust Co.	EUR	87,444,854	USD	94,763,193	$(1,916,209)

03/27/2020	State Street Bank & Trust Co.	USD	10,608,222	CAD	14,151,779	(64,562)

03/27/2020	State Street Bank & Trust Co.	USD	32,744,561	GBP	25,302,309	(281,040)

Subtotal—Depreciation						(3,015,858)
Total Forward Foreign Currency Contracts						$ 3,819,834

Abbreviations:

CAD —Canadian Dollar

CHF —Swiss Franc

EUR —Euro

GBP —British Pound Sterling

USD —U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Equity and Income Fund

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets:
Investments in securities, at value
(Cost $10,695,172,218)*	$11,733,681,450
Investments in affiliated money market funds, at value
(Cost $575,194,521)	575,245,106
Other investments:
Unrealized appreciation on forward foreign
currency contracts outstanding	6,835,692
Foreign currencies, at value (Cost $199,583)	202,898
Receivable for:
Investments sold	18,135,638
Fund shares sold	8,824,019
Dividends	22,457,767
Interest	22,034,528
Investment for trustee deferred compensation and
retirement plans	1,257,938
Other assets	135,776
Total assets	12,388,810,812
Liabilities:
Other investments:
Variation margin payable - futures contracts	667,435
Unrealized depreciation on forward foreign
currency contracts outstanding	3,015,858
Payable for:
Investments purchased	79,195,038
Fund shares reacquired	26,821,356
Amount due custodian	3,656,709
Collateral upon return of securities loaned	1,861,943
Accrued fees to affiliates	8,240,024
Accrued trustees' and officers' fees and benefits	27,560
Accrued other operating expenses	1,034,976
Trustee deferred compensation and retirement plans	1,425,989
Total liabilities	125,946,888
Net assets applicable to shares outstanding	$12,262,863,924
Net assets consist of:
Shares of beneficial interest	$10,924,924,011
Distributable earnings	1,337,939,913
$12,262,863,924
Net Assets:
Class A	$9,300,778,611
Class C	$490,707,263
Class R	$129,986,701
Class Y	$875,817,961
Class R5	$353,314,219
Class R6	$1,112,259,169

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	980,725,586
Class C	52,861,432
Class R	13,626,742
Class Y	92,320,195
Class R5	37,239,738
Class R6	117,275,618
Class A:
Net asset value per share	$9.48
Maximum offering price per share
(Net asset value of $9.48 ÷ 94.50%)	$10.03
Class C:
Net asset value and offering price per share	$9.28
Class R:
Net asset value and offering price per share	$9.54
Class Y:
Net asset value and offering price per share	$9.49
Class R5:
Net asset value and offering price per share	$9.49
Class R6:
Net asset value and offering price per share	$9.48

*At February 29, 2020, securities with an aggregate value of $1,805,552 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Equity and Income Fund

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,274,843)	$105,308,391
Interest	48,120,033
Dividends from affiliated money market funds	5,714,530
Total investment income	159,142,954
Expenses:
Advisory fees	23,472,751
Administrative services fees	948,666
Custodian fees	97,494
Distribution fees:
Class A	12,556,061
Class C	2,782,781
Class R	367,350
Transfer agent fees — A, C, R and Y	8,860,644
Transfer agent fees — R5	198,477
Transfer agent fees — R6	36,165
Trustees' and officers' fees and benefits	84,062
Registration and filing fees	151,536
Reports to shareholders	431,999
Professional services fees	110,629
Other	98,018
Total expenses	50,196,633
Less: Expense offset arrangement(s)	(438,936)
Net expenses	49,757,697
Net investment income	109,385,257
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	329,280,673
Foreign currencies	161,451
Forward foreign currency contracts	(14,093,009)

Futures contracts	(559,265)
314,789,850
Change in net unrealized appreciation (depreciation) of:
Investment securities	(508,710,481)
Foreign currencies	79,548
Forward foreign currency contracts	(315,634)

Futures contracts	(850,281)

(509,796,848)

Net realized and unrealized gain (loss)	(195,006,998)

Net increase (decrease) in net assets resulting from operations	$(85,621,741)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	February 29,	August 31,
	2020	2019
Operations:
Net investment income	$109,385,257	$256,169,250
Net realized gain	314,789,850	778,482,612
Change in net unrealized appreciation (depreciation)	(509,796,848)	(1,219,481,055)

Net increase (decrease) in net assets resulting from operations	(85,621,741)	(184,829,193)
Distributions to shareholders from distributable earnings:
Class A	(541,882,899)	(739,441,361)

Class C	(28,375,214)	(90,566,854)

Class R	(7,766,641)	(13,352,783)

Class Y	(53,767,087)	(87,464,258)

Class R5	(22,404,261)	(36,501,722)

Class R6	(67,728,147)	(94,244,636)

Total distributions from distributable earnings	(721,924,249)	(1,061,571,614)
Share transactions–net:
Class A	69,049,527	528,250,556
Class C	(54,058,110)	(710,214,780)

Class R	(9,538,679)	(37,847,325)

Class Y	(54,999,208)	(100,497,542)

Class R5	(21,365,532)	(58,559,465)
Class R6	7,365,225	85,572,318
Net increase (decrease) in net assets resulting from share transactions	(63,546,777)	(293,296,238)

Net increase (decrease) in net assets	(871,092,767)	(1,539,697,045)
Net assets:
Beginning of period	13,133,956,691	14,673,653,736
End of period	$12,262,863,924	$13,133,956,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Equity and Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of	Ratio of
											expenses	expenses
			Net gains								to average	to average net
			(losses)								net assets	assets without	Ratio of net
	Net asset		on securities		Dividends	Distributions					with fee waivers	fee waivers	investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or	and/or	income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses	expenses	to average	Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000's omitted)	absorbed	absorbed	net assets	turnover (c)
Class A											0.77%(d)	0.78%(d)	1.62%(d)
Six months ended 02/29/20	$10.12	$0.08	$(0.15)	$(0.07)	$(0.12)	$(0.45)	$(0.57)	$ 9.48	(1.07)%	$ 9,300,779				71%
Year ended 08/31/19	11.10	0.19	(0.36)	(0.17)	(0.21)	(0.60)	(0.81)	10.12	(0.96)	9,845,902	0.78	0.79	1.87	138
Year ended 08/31/18	10.96	0.17	0.70	0.87	(0.22)	(0.51)	(0.73)	11.10	8.21	10,151,828	0.77	0.78	1.55	129
Year ended 08/31/17	10.22	0.19	1.02	1.21	(0.18)	(0.29)	(0.47)	10.96	12.04	10,072,836	0.79	0.80	1.79	94
Year ended 08/31/16	10.01	0.15	0.55	0.70	(0.22)	(0.27)	(0.49)	10.22	7.43	10,054,983	0.79	0.80	1.57	93
Year ended 08/31/15	11.42	0.15	(0.33)	(0.18)	(0.28)	(0.95)	(1.23)	10.01	(1.65)	9,879,022	0.79	0.80	1.38	69
Class C											1.52(d)	1.53(d)	0.87(d)	71
Six months ended 02/29/20	9.91	0.04	(0.14)	(0.10)	(0.08)	(0.45)	(0.53)	9.28	(1.37)	490,707
Year ended 08/31/19	10.89	0.12	(0.36)	(0.24)	(0.14)	(0.60)	(0.74)	9.91	(1.75)(e)	576,794	1.49(e)	1.50(e)	1.16(e)	138
Year ended 08/31/18	10.76	0.09	0.69	0.78	(0.14)	(0.51)	(0.65)	10.89	7.43(e)	1,437,488	1.51(e)	1.52(e)	0.81(e)	129
Year ended 08/31/17	10.04	0.11	1.00	1.11	(0.10)	(0.29)	(0.39)	10.76	11.21	1,559,156	1.54	1.55	1.04	94
Year ended 08/31/16	9.83	0.08	0.55	0.63	(0.15)	(0.27)	(0.42)	10.04	6.71(e)	1,636,583	1.52(e)	1.53(e)	0.84(e)	93
Year ended 08/31/15	11.24	0.07	(0.33)	(0.26)	(0.20)	(0.95)	(1.15)	9.83	(2.48)	1,667,769	1.54	1.55	0.63	69
Class R											1.02(d)	1.03(d)	1.37(d)	71
Six months ended 02/29/20	10.17	0.07	(0.15)	(0.08)	(0.10)	(0.45)	(0.55)	9.54	(1.09)	129,987
Year ended 08/31/19	11.16	0.17	(0.37)	(0.20)	(0.19)	(0.60)	(0.79)	10.17	(1.30)	148,055	1.03	1.04	1.62	138
Year ended 08/31/18	11.01	0.14	0.72	0.86	(0.20)	(0.51)	(0.71)	11.16	8.00	203,003	1.02	1.03	1.30	129
Year ended 08/31/17	10.27	0.17	1.02	1.19	(0.16)	(0.29)	(0.45)	11.01	11.71	214,107	1.04	1.05	1.54	94
Year ended 08/31/16	10.05	0.13	0.56	0.69	(0.20)	(0.27)	(0.47)	10.27	7.24	216,293	1.04	1.05	1.32	93
Year ended 08/31/15	11.47	0.13	(0.34)	(0.21)	(0.26)	(0.95)	(1.21)	10.05	(1.98)	221,987	1.04	1.05	1.13	69
Class Y											0.52(d)	0.53(d)	1.87(d)	71
Six months ended 02/29/20	10.12	0.10	(0.15)	(0.05)	(0.13)	(0.45)	(0.58)	9.49	(0.84)	875,818
Year ended 08/31/19	11.11	0.22	(0.37)	(0.15)	(0.24)	(0.60)	(0.84)	10.12	(0.81)	987,287	0.53	0.54	2.12	138
Year ended 08/31/18	10.96	0.20	0.71	0.91	(0.25)	(0.51)	(0.76)	11.11	8.58	1,192,995	0.52	0.53	1.80	129
Year ended 08/31/17	10.22	0.22	1.01	1.23	(0.20)	(0.29)	(0.49)	10.96	12.32	1,202,149	0.54	0.55	2.04	94
Year ended 08/31/16	10.01	0.18	0.55	0.73	(0.25)	(0.27)	(0.52)	10.22	7.70	819,708	0.54	0.55	1.82	93
Year ended 08/31/15	11.43	0.17	(0.33)	(0.16)	(0.31)	(0.95)	(1.26)	10.01	(1.49)	784,238	0.54	0.55	1.63	69
Class R5											0.47(d)	0.48(d)	1.92(d)	71
Six months ended 02/29/20	10.12	0.10	(0.15)	(0.05)	(0.13)	(0.45)	(0.58)	9.49	(0.82)	353,314
Year ended 08/31/19	11.11	0.22	(0.36)	(0.14)	(0.25)	(0.60)	(0.85)	10.12	(0.75)	397,607	0.47	0.48	2.18	138
Year ended 08/31/18	10.96	0.20	0.72	0.92	(0.26)	(0.51)	(0.77)	11.11	8.64	494,838	0.47	0.48	1.85	129
Year ended 08/31/17	10.23	0.22	1.01	1.23	(0.21)	(0.29)	(0.50)	10.96	12.28	457,500	0.48	0.49	2.10	94
Year ended 08/31/16	10.02	0.18	0.56	0.74	(0.26)	(0.27)	(0.53)	10.23	7.78	438,538	0.47	0.48	1.89	93
Year ended 08/31/15	11.43	0.18	(0.32)	(0.14)	(0.32)	(0.95)	(1.27)	10.02	(1.32)	411,579	0.47	0.48	1.70	69
Class R6											0.38(d)	0.39(d)	2.01(d)	71
Six months ended 02/29/20	10.12	0.10	(0.15)	(0.05)	(0.14)	(0.45)	(0.59)	9.48	(0.88)	1,112,259
Year ended 08/31/19	11.10	0.23	(0.35)	(0.12)	(0.26)	(0.60)	(0.86)	10.12	(0.56)	1,178,312	0.38	0.39	2.27	138
Year ended 08/31/18	10.96	0.21	0.71	0.92	(0.27)	(0.51)	(0.78)	11.10	8.64	1,193,501	0.38	0.39	1.94	129
Year ended 08/31/17	10.22	0.24	1.01	1.25	(0.22)	(0.29)	(0.51)	10.96	12.50	843,229	0.38	0.39	2.20	94
Year ended 08/31/16	10.01	0.19	0.56	0.75	(0.27)	(0.27)	(0.54)	10.22	7.89	283,631	0.37	0.38	1.99	93
Year ended 08/31/15	11.43	0.19	(0.33)	(0.14)	(0.33)	(0.95)	(1.28)	10.01	(1.33)	191,328	0.37	0.38	1.80	69

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)Ratios are annualized and based on average daily net assets (000's omitted) of $10,080,509, $558,652, $147,344, $981,476, $399,273 and $1,212,302 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.97%, 0.99% and 0.98% for the years ended August 31, 2019, 2018 and 2016, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Equity and Income Fund

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Equity and Income Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund's investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total

19	Invesco Equity and Income Fund

returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications – Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties ("Counterparties") to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

20	Invesco Equity and Income Fund

K.Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange's clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

M.Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets	Rate
First $150 million	0.500%

Next $100 million	0.450%
Next $100 million	0.400%
Over $350 million	0.350%

For the six months ended February 29, 2020, the effective advisory fee rate incurred by the Fund was 0.35%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $413,616.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company ("SSB") serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund's custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. ("IDI"). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the "Plans") for Class A shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 29, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $1,106,319 in front-end sales commissions from the sale of Class A shares and $28,890 and $13,445 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 29, 2020, the Fund incurred $32,576 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

21	Invesco Equity and Income Fund

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,351,167,007	$621,953,546	$—	$6,973,120,553
U.S. Dollar Denominated Bonds & Notes	—	3,022,636,843	—	3,022,636,843
U.S. Treasury Securities	—	1,639,227,807	—	1,639,227,807
Preferred Stocks	70,781,414	—	—	70,781,414
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	20,311,251	—	20,311,251
Municipal Obligations	—	7,603,582	—	7,603,582
Money Market Funds	575,245,106	—	—	575,245,106
Total Investments in Securities	6,997,193,527	5,311,733,029	—	12,308,926,556
Other Investments - Assets*
Forward Foreign Currency Contracts	—	6,835,692	—	6,835,692
Other Investments - Liabilities*
Futures Contracts	(827,215)	—	—	(827,215)

Forward Foreign Currency Contracts	—	(3,015,858)	—	(3,015,858)

	(827,215)	(3,015,858)	—	(3,843,073)
Total Other Investments	(827,215)	3,819,834	—	2,992,619
Total Investments	$6,996,366,312	$5,315,552,863	$—	$12,311,919,175

*Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund's derivative investments, detailed by primary risk exposure, held as of February 29, 2020:

		Value
	Currency	Interest
Derivative Assets	Risk	Rate Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding	$6,835,692	$-	$6,835,692
Derivatives not subject to master netting agreements	-	-	-
Total Derivative Assets subject to master netting agreements	$6,835,692	$-	$6,835,692

(a)The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

22	Invesco Equity and Income Fund

		Value
	Currency	Interest
Derivative Liabilities	Risk	Rate Risk	Total
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$-	$(827,215)	$(827,215)

Unrealized depreciation on forward foreign currency contracts outstanding	(3,015,858)	-	(3,015,858)

Total Derivative Liabilities	(3,015,858)	(827,215)	(3,843,073)

Derivatives not subject to master netting agreements	-	-	-
Total Derivative Liabilities subject to master netting agreements	$(3,015,858)	$(827,215)	$(3,843,073)

(a)The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities
	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount
Bank of New York Mellon (The)	$3,004,053	$–	$3,004,053	$–	$–	$3,004,053
State Street Bank & Trust Co.	3,831,639	(3,015,858)	815,781	–	–	815,781

Total	$6,835,692	$(3,015,858)	$3,819,834	$–	$–	$3,819,834

Effect of Derivative Investments for the six months ended February 29, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

		Location of Gain (Loss) on
		Statement of Operations
	Currency	Interest
	Risk	Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(14,093,009)	$-	$(14,093,009)

Futures contracts	-	(559,265)	(559,265)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(315,634)	-	(315,634)

Futures contracts	-	(850,281)	(850,281)

Total	$(14,408,643)	$(1,409,546)	$(15,818,189)
The table below summarizes the average notional value of derivatives held during the period.
		Forward
		Foreign Currency	Futures
		Contracts	Contracts
Average notional value		$643,282,315	$71,848,518

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $25,320.

NOTE 6—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees' and Officers' Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund's total assets, or when any borrowings from an Invesco Fund are outstanding.

23	Invesco Equity and Income Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2019.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $8,717,999,091 and $9,103,213,363, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $7,686,827,194 and $7,624,689,671, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments				$1,738,404,246
Aggregate unrealized (depreciation) of investments				(749,721,866)
Net unrealized appreciation of investments				$988,682,380
Cost of investments for tax purposes is $11,323,236,795.
NOTE 10—Share Information
		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	35,145,633	$361,942,495	79,475,662	$805,826,035
Class C	3,620,121	36,531,781	9,620,242	95,693,408
Class R	883,062	9,153,049	2,085,367	21,334,010
Class Y	8,218,651	84,943,837	21,836,318	222,322,408
Class R5	1,798,440	18,528,014	6,955,465	69,157,181
Class R6	10,088,091	104,235,758	25,820,852	260,898,217
Issued as reinvestment of dividends:
Class A	49,667,881	504,295,052	72,770,475	692,615,463
Class C	2,629,916	26,187,507	8,972,531	83,034,233
Class R	759,240	7,760,484	1,396,640	13,346,795
Class Y	4,484,615	45,535,987	7,704,917	73,379,570
Class R5	2,190,791	22,246,888	3,822,482	36,479,885
Class R6	6,569,954	66,721,358	9,730,951	92,792,907
Automatic conversion of Class C shares to Class A shares:
Class A	2,588,646	26,545,044	64,999,568	630,316,139
Class C	(2,639,371)	(26,545,044)	(66,301,164)	(630,316,139)
Reacquired:
Class A	(79,947,385)	(823,733,064)	(158,301,088)	(1,600,507,081)

Class C	(8,934,133)	(90,232,354)	(26,122,076)	(258,626,282)

Class R	(2,569,986)	(26,452,212)	(7,118,078)	(72,528,130)

Class Y	(17,940,093)	(185,479,032)	(39,396,400)	(396,199,520)

Class R5	(6,036,748)	(62,140,434)	(16,039,925)	(164,196,531)

Class R6	(15,853,540)	(163,591,891)	(26,563,084)	(268,118,806)

Net increase (decrease) in share activity	(5,276,215)	$(63,546,777)	(24,650,345)	$(293,296,238)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24	Invesco Equity and Income Fund

NOTE 11—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

25	Invesco Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
			ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Class A	$1,000.00	$989.30	$3.81	$1,021.03	$3.87	0.77%

Class C	1,000.00	986.30	7.51	1,017.30	7.62	1.52

Class R	1,000.00	989.10	5.04	1,019.79	5.12	1.02

Class Y	1,000.00	991.60	2.57	1,022.28	2.61	0.52
Class R5	1,000.00	991.80	2.33	1,022.53	2.36	0.47

Class R6	1,000.00	991.20	1.88	1,022.97	1.91	0.38

1The actual ending account value is based on the actual total return of the Fund for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

26	Invesco Equity and Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	VK-EQI-SAR-1

Semiannual Report to Shareholders	February 29, 2020

Invesco Floating Rate Fund

Nasdaq:

A: AFRAX ￿ C: AFRCX ￿ R: AFRRX ￿ Y: AFRYX ￿ R5: AFRIX ￿ R6: AFRFX

2Letters to Shareholders

3 Fund Performance

5 Schedule of Investments

26 Financial Statements

30 Financial Highlights

31 Notes to Financial Statements

39 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco's efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you'll find detailed information about our funds, including perfor- mance, holdings and portfolio manager commentaries. You can access information about your account by com- pleting a simple, secure online registration. To do so, select "Log In" on the right side of the homepage, and then select "Register for Individual Account Access."

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.inves- co.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2Invesco Floating Rate Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, August 31, 2019 to February 29, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.25%
Class C Shares	0.00
Class R Shares	0.13
Class Y Shares	0.38
Class R5 Shares	0.25
Class R6 Shares	0.43
Bloomberg Barclays U.S. Aggregate Bond Index￿ (Broad Market Index)	3.39
Credit Suisse Leveraged Loan Index￿ (Style-Specific Index)	1.26
Lipper Loan Participation Funds Classification Average￿ (Peer Group)	0.60

Source(s): ￿RIMES Technologies Corp.; ￿Bloomberg L.P.; ￿Lipper Inc.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.

The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US dollar-denominated, non-investment grade loans.

The Lipper Loan Participation Funds Classification Average represents an average of all of the funds in the Lipper Loan Participation Funds classification average.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate sig- nificantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund's portfolio managers by visiting invesco.com/us. Click on "Products" and select "Mutual Funds." Use the "Product Finder" to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund's investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco's investment professionals share their in- sights about market and economic news and trends.

3Invesco Floating Rate Fund

Average Annual Total Returns

As of 2/29/20, including maximum applicable sales charges

Class A Shares

Inception (5/1/97)		3.89%
10 Years		4.06
5	Years	2.65
1	Year	–0.65
Class C Shares
Inception (3/31/00)		3.52%
10 Years		3.81
5	Years	2.65
1	Year	0.40
Class R Shares
Inception (4/13/06)		3.26%
10 Years		4.06
5	Years	2.89
1	Year	1.64
Class Y Shares
Inception (10/3/08)		5.10%
10 Years		4.58
5	Years	3.42
1	Year	2.13
Class R5 Shares
Inception (4/13/06)		3.81%
10 Years		4.61
5	Years	3.41
1	Year	2.16
Class R6 Shares
10 Years		4.57%
5	Years	3.50
1	Year	2.25

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month- end performance. Performance figures re- flect reinvested distributions, changes in net asset value and the effect of the maxi- mum sales charge unless otherwise stated. Performance figures do not reflect deduc- tion of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 2.50% sales charge and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, perfor- mance is at net asset value.

The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Fund performance reflects any applicable fee waivers and/or expense reimburse- ments. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more informa- tion.

4Invesco Floating Rate Fund

Schedule of Investments

February 29, 2020
(Unaudited)			Principal

	Interest	Maturity		Amount
	Rate	Date		(000)(a)	Value
Variable Rate Senior Loan Interests–83.76%(b)(c)
Aerospace & Defense–2.45%
Aernnova Aerospace S.A.U. (Spain)
Delayed Draw Term Loan (d)	0.00%	01/29/2027	EUR	92	$102,129
Term Loan B-1 (e)	–	01/29/2027	EUR	363	404,505
Atlantic Aviation FBO, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.36%	12/06/2025		$164	164,293
Booz Allen Hamilton, Inc., Term Loan B (e)	–	11/26/2026		281	281,079
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.21%	04/06/2026		3,198	3,144,178
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	5.21%	04/06/2026		1,719	1,690,418
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	5.44%	06/28/2024		4,284	4,267,754
IAP Worldwide Services, Inc.
Revolver Loan
(Acquired 07/22/2014-05/10/2019; Cost $929,279)(d)(f)	1.42%	07/19/2021		929	929,279
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)
(Acquired 08/18/2014-05/10/2019; Cost $888,409)(f)	8.44%	07/18/2020		979	978,867
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	4.36%	10/04/2024		6,653	6,270,418
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.86%	04/29/2024		2,015	1,974,389
Perspecta, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.85%	05/30/2025		2,077	2,059,170
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	3.85%	05/30/2025		14,801	14,491,077
Term Loan F (1 mo. USD LIBOR + 2.25%)	3.85%	06/09/2023		2,944	2,884,584
Term Loan G (1 mo. USD LIBOR + 2.25%)	3.85%	08/22/2024		3,834	3,769,392
Xebec Global Holdings, LLC, Term Loan (1 wk. USD LIBOR + 5.25%)(f)	7.20%	02/12/2024		4,425	4,446,761
					47,858,293
Air Transport–1.09%
American Airlines, Inc.
Term Loan (1 mo. USD LIBOR + 1.75%)	3.36%	06/27/2025		93	89,200
Term Loan B (1 mo. USD LIBOR + 2.00%)	3.66%	12/15/2023		218	217,718
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	3.40%	01/15/2025		3,169	3,144,002
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	3.15%	02/10/2027		9,028	8,889,057
eTraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.00%)	4.00%	08/02/2024	EUR	1,122	1,240,153
Gol LuxCo S.A. (Luxembourg), Term Loan (6 mo. USD LIBOR + 6.50%)(f)	6.50%	08/31/2020		7,224	7,260,331
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.35%	04/01/2024		278	270,911
WestJet Airlines Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 3.00%)	4.65%	08/07/2026		155	150,255
					21,261,627
Automotive–2.03%
Allison Transmission, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.38%	03/29/2026		82	82,265
Autokiniton US Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 5.75%)
(Acquired 09/26/2019; Cost $3,791,651)(f)	7.35%	05/22/2025		3,991	4,001,190
BCA Marketplace PLC (United Kingdom)
Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	5.46%	11/13/2026	GBP	1,073	1,380,088
Term Loan B-2 (3 mo. EURIBOR + 3.25%)	3.25%	09/24/2026	EUR	787	869,082
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	4.27%	10/30/2026		1,521	1,517,921
Dayco Products LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.86%	05/19/2023		2,189	1,981,443
Garrett Borrowing LLC
Term Loan B (3 mo. EURIBOR + 2.75%)	2.75%	09/27/2025	EUR	306	338,109
Term Loan B (3 mo. USD LIBOR + 2.50%)	4.45%	09/27/2025		1,426	1,390,192
IAA Spinco, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	3.88%	06/29/2026		2,248	2,245,028
Mavis Tire Express Services Corp.
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.25%)	4.85%	03/20/2025		98	94,337
Term Loan (1 mo. USD LIBOR + 3.25%)	4.85%	03/20/2025		766	740,224
Panther BF Aggregator 2 L.P. (Canada)
Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	04/30/2026	EUR	1,034	1,130,929
Term Loan (1 mo. USD LIBOR + 3.50%)	5.10%	04/30/2026		4,631	4,521,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Invesco Floating Rate Fund

			Principal
	Interest	Maturity		Amount
	Rate	Date		(000)(a)	Value
Automotive–(continued)
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(f)	5.60%	05/22/2024		$2,822	$2,694,778
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.60%	10/01/2025		8,311	7,822,803
ThermaSys Corp.
Term Loan (3 mo. USD LIBOR + 6.00%)
(Acquired 12/31/2018; Cost $330,785)(f)	7.94%	10/02/2023		331	301,014
Term Loan (3 mo. USD LIBOR + 6.00%)(f)	7.94%	12/31/2023		1,809	1,546,817
TI Group Automotive Systems LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	4.10%	06/30/2022		305	301,598
Transtar Holding Co.
Delayed Draw Term Loan (d)(f)	0.00%	04/11/2022		243	242,525
First Lien Term Loan (2 mo. USD LIBOR + 4.25%)
(Acquired 03/19/2013-06/13/2016; Cost $2,278,732)(f)	5.91%	04/11/2022		2,289	2,260,365
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate
(Acquired 04/11/2017-10/11/2019; Cost $793,998)(f)(g)	7.75%	04/11/2022		840	840,010
Visteon Corp., Term Loan (1 mo. USD LIBOR + 1.75%)	3.35%	03/25/2024		262	260,367
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	4.60%	02/05/2026		851	836,964
Winter Park Intermediate, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.35%	04/04/2025		2,255	2,226,758
					39,626,137
Beverage & Tobacco–0.52%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.85%	12/13/2023		2,518	2,464,967
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	5.85%	12/13/2023		710	702,487
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)(f)	6.16%	12/13/2023		2,097	2,076,009
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.85%	12/13/2023		5,014	4,920,045
					10,163,508
Building & Development–1.65%
ACProducts, Inc., Term Loan B (e)	–	02/14/2025		858	868,436
Advanced Drainage Systems, Inc., Term Loan (3 mo. USD LIBOR + 2.25%)	3.94%	09/30/2026		1,650	1,646,150
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.60%	01/15/2027		6,277	6,224,192
Apcoa Parking Holdings GmbH (Germany), Term Loan B (e)	–	03/20/2024	EUR	841	922,462
Beacon Roofing Supply, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.85%	01/02/2025		33	32,937
CRH Europe Distribution (Netherlands), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	10/30/2026	EUR	1,189	1,310,654
DiversiTech Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)(f)	9.44%	06/02/2025		146	141,924
Financiere Persea (Proxiserve) (France), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	03/26/2026	EUR	473	524,983
HD Supply Waterworks Ltd., Term Loan (2 mo. USD LIBOR + 2.75%)	4.51%	08/01/2024		258	257,724
Neptune Bidco S.a r.l. (Luxembourg), Term Loan B (e)	–	02/05/2027	EUR	1,058	1,166,294
Quikrete Holdings, Inc., First Lien Term Loan (e)	–	02/01/2027		422	416,187
Quimper AB (Sweden)
Second Lien Term Loan (6 mo. EURIBOR + 8.25%)(f)	8.25%	02/15/2027	EUR	857	946,399
Term Loan B-1 (2 mo. EURIBOR + 4.25%)	4.25%	02/13/2026	EUR	2,172	2,388,391
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.35%	12/15/2023		4,744	4,720,799
Realogy Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.90%	02/08/2025		7,675	7,386,761
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.60%	07/24/2024		3,274	3,225,044
					32,179,337
Business Equipment & Services–6.09%
Alorica, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	9.50%	06/30/2022		929	816,325
Asurion LLC, Term Loan B-6 (1 mo. USD LIBOR + 3.00%)	4.60%	11/03/2023		575	571,351
AVS Group GmbH (Germany), Term Loan B (6 mo. EURIBOR + 4.75%)	3.75%	07/17/2026	EUR	518	577,550
Blackhawk Network Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.60%	06/15/2025		63	62,400
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.69%	06/15/2026		752	752,236
Blucora, Inc., Term Loan (2 mo. USD LIBOR + 3.00%)	4.76%	05/22/2024		2,613	2,593,070
Brightview Landscapes LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	4.13%	08/15/2025		2,646	2,626,635
Camelia Bidco Ltd. (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	5.54%	10/14/2024	GBP	3,136	4,009,927
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.25%)	4.85%	10/31/2026		2,435	2,428,713
Cast & Crew Payroll LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.36%	02/09/2026		1,291	1,279,109

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Invesco Floating Rate Fund

				Principal
	Interest	Maturity		Amount
	Rate	Date		(000)(a)	Value
Business Equipment & Services–(continued)
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate (g)	9.50%	08/15/2023		$1,018	$391,846
Term Loan (1 mo. USD LIBOR + 7.50%)	9.13%	02/15/2023		759	584,398
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.90%	08/10/2026		234	229,718
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%)	11.94%	07/26/2023		853	811,096
Dream Secured Bondco AB (Sweden), Term Loan B-1-F (3 mo. EURIBOR + 3.50%)	3.50%	10/21/2022	EUR	849	940,593
FleetCor Technologies Operating Co. LLC, Term Loan B-3 (1 mo. USD LIBOR + 2.00%)	3.35%	08/02/2024		1,152	1,154,688
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	6.39%	10/30/2026		1,740	1,737,175
Gartner, Inc., Term Loan A (1 mo. USD LIBOR + 1.50%)(f)	3.10%	03/21/2022		401	398,486
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.60%	04/16/2025		1,882	1,796,900
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)	10.60%	04/16/2026		1,148	1,044,990
GlobalLogic Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.35%	08/01/2025		10	9,479
Holding Socotec (France), Term Loan B-4 (1 wk. EURIBOR + 4.00%)	4.00%	07/29/2024	EUR	1,072	1,181,350
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (3 mo. EURIBOR + 2.75%)	3.75%	12/21/2024	EUR	476	527,950
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 5.00%)	5.67%	06/23/2024	GBP	1,050	1,279,338
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)
(Acquired 03/05/2019; Cost $2,823,831)(f)	6.44%	03/05/2026		2,852	2,809,569
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)
(Acquired 03/04/2019; Cost $1,887,855)(f)	10.44%	03/05/2027		1,946	1,868,393
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (6 mo. USD LIBOR + 4.00%)	6.06%	11/21/2024		1,893	1,814,569
KAR Auction Services, Inc., Term Loan B-6 (3 mo. USD LIBOR + 2.50%)	3.94%	09/15/2026		3,346	3,325,443
Karman Buyer Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.85%	07/23/2021		2,865	2,780,380
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.85%	07/25/2021		445	430,773
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.35%	02/05/2027		4,243	4,227,135
Learning Care Group (US) No. 2, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.19%	03/13/2025		2	2,279
LegalZoom.com, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.10%	11/21/2024		150	150,159
Monitronics International, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	8.10%	03/29/2024		8,867	7,359,635
Term Loan (1 mo. USD LIBOR + 5.00%)	6.61%	07/03/2024		9,269	9,362,141
On Assignment, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.35%	04/02/2025		1,067	1,070,155
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	3.40%	11/18/2026		5,023	4,997,780
Prime Secuirty Services Borrower LLC, Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.91%	09/23/2026		5,548	5,416,699
Prometric Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.61%	01/29/2025		128	124,892
Sector Alarm Holding A/S (Norway), Term Loan B (e)	–	06/15/2026	EUR	946	1,047,445
ServiceMaster Co. (The), Term Loan B (1 mo. USD LIBOR + 1.75%)	3.38%	10/30/2026		1,971	1,958,259
SMS Systems Maintenance Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.60%	10/30/2023		4,091	3,237,904
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	5.09%	11/14/2022		10,837	10,692,339
Techem GmbH (Germany), Term Loan B-4 (e)	–	07/15/2025	EUR	393	434,374
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.35%	05/01/2024		2	1,915
TNS, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.78%	02/14/2020		133	128,477
Trans Union LLC, Term Loan B-5 (1 mo. USD LIBOR + 1.75%)	3.35%	11/16/2026		5,790	5,753,912
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 3.50%)(f)	5.44%	05/21/2026		3,274	3,278,033
Verra Mobility Corp., First Lien Term Loan (e)	–	02/28/2025		676	670,259
Wash MultiFamily Acquisition, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.85%	05/14/2022		1,074	1,064,595
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.85%	05/16/2022		220	218,247
West Corp.
Incremental Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	5.10%	10/10/2024		4,638	3,675,232
Term Loan B (1 mo. USD LIBOR + 4.00%)	5.60%	10/10/2024		4,647	3,721,306
WEX, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.85%	05/17/2026		6,597	6,542,037
WowMidco S.A.S. (France)
Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.51%	08/16/2026	GBP	704	896,154
Term Loan B (2 mo. EURIBOR + 3.50%)	3.50%	11/19/2026	EUR	1,872	2,064,004
					118,929,817

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Invesco Floating Rate Fund

			Principal
	Interest	Maturity		Amount
	Rate	Date		(000)(a)	Value
Cable & Satellite Television–3.67%
Altice Financing S.A. (Luxembourg), Term Loan (1 mo. USD LIBOR + 2.75%)	4.39%	01/31/2026		$2,446	$2,364,717
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.00%)	3.60%	01/03/2025		11,228	11,060,049
Cable One, Inc., Incremental Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	3.36%	05/01/2024		341	343,062
Charter Communications Operating LLC
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	3.36%	04/30/2025		443	439,217
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	3.36%	02/01/2027		1,559	1,540,915
CSC Holdings LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	3.91%	01/15/2026		484	477,930
Term Loan (1 mo. USD LIBOR + 2.25%)	3.91%	07/17/2025		3,578	3,545,720
Term Loan (1 mo. USD LIBOR + 2.50%)	4.16%	04/15/2027		286	283,171
ION Media Networks, Inc., Term Loan B-4 (1 mo. USD LIBOR + 3.00%)	4.63%	12/18/2024		3,218	3,187,955
MCC Iowa LLC, Term Loan M (1 wk. USD LIBOR + 2.00%)	3.59%	01/15/2025		64	63,587
Mediacom Illinois LLC, Term Loan N (1 wk. USD LIBOR + 1.75%)	3.34%	02/15/2024		2,498	2,485,186
Numericable-SFR S.A. (France), Incremental Term Loan B-13 (1 mo. USD LIBOR + 4.00%)	5.66%	08/14/2026		5,557	5,459,658
Telenet Financing USD LLC, Term Loan AR (e)	–	08/15/2026		6,884	6,699,238
UPC Financing Partnership, Term Loan AU (e)	–	04/30/2029	EUR	732	802,373
Virgin Media Bristol LLC (United Kingdom)
Term Loan (3 mo. EURIBOR + 2.50%)	2.50%	01/15/2029	EUR	1,366	1,500,142
Term Loan N (1 mo. USD LIBOR + 2.50%)	4.16%	01/31/2028		18,686	18,421,034
Ziggo Secured Finance Partnership
Term Loan H (4 mo. EURIBOR + 3.00%)	3.00%	01/15/2029	EUR	2,282	2,475,306
Term Loan I (1 mo. USD LIBOR + 2.50%)	4.16%	04/15/2025		10,776	10,479,795
					71,629,055
Chemicals & Plastics–2.85%
Ascend Performance Materials Operations LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)(f)	7.19%	08/27/2026		7,462	7,452,663
Avantor, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.85%	11/21/2024		66	65,256
Axalta Coating Systems US Holdings, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	3.69%	06/01/2024		86	84,107
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	10/31/2025	EUR	750	824,867
Cabot Microelectronics Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.63%	11/17/2025		2,471	2,465,249
Charter NEX US, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	5.10%	05/16/2024		911	902,825
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.60%	05/16/2024		82	79,514
Encapsys LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.85%	11/07/2024		16	15,526
Ferro Corp.
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	4.19%	02/14/2024		461	451,963
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	4.19%	02/14/2024		452	442,347
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	4.28%	08/07/2024		2,079	2,058,606
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	3.65%	10/20/2024		2,287	2,265,893
Hexion International Holdings B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/01/2026	EUR	766	836,693
Term Loan B (3 mo. USD LIBOR + 3.50%)	5.41%	07/01/2026		1,743	1,725,438
Ignition Midco B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	07/03/2025	EUR	1,618	1,744,168
Ineos US Finance LLC, Term Loan (2 mo. USD LIBOR + 2.00%)	3.60%	03/31/2024		563	555,407
Inovyn Finance PLC (United Kingdom), Term Loan B (e)	–	02/25/2027	EUR	1,229	1,356,577
Invictus US NewCo LLC
First Lien Term Loan (2 mo. USD LIBOR + 3.00%)	4.78%	03/28/2025		1,810	1,716,515
Second Lien Term Loan (2 mo. USD LIBOR + 6.75%)	8.53%	03/30/2026		1,149	1,049,518
KPEX Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.60%	01/31/2026		448	360,556
Term Loan (1 mo. USD LIBOR + 3.25%)	4.85%	01/31/2025		1,029	940,599
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	4.44%	03/02/2026		13,120	12,931,804
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(f)	5.28%	11/14/2025		2,080	2,074,982
Oxea Corp., Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	5.19%	10/14/2024		763	759,221
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/27/2026	EUR	408	427,521
Term Loan B (1 mo. USD LIBOR + 4.75%)	6.69%	02/27/2026		1,135	1,055,588
PQ Corp., Term Loan B-1 (e)	–	02/07/2027		607	598,710
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.21%	11/20/2023		284	273,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Invesco Floating Rate Fund

			Principal
	Interest	Maturity		Amount
	Rate	Date		(000)(a)	Value
Chemicals & Plastics–(continued)
Starfruit US Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.67%	10/01/2025		$7,656	$7,426,347
Tata Chemicals North America, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)(f)	4.44%	08/07/2020		1,804	1,803,916
Tronox Finance LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.49%	09/23/2024		106	103,350
Univar, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.00%)	3.60%	07/01/2026		891	882,574
					55,731,323
Clothing & Textiles–0.15%
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	6.66%	05/01/2024		690	552,212
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)	5.89%	05/15/2026		980	979,130
Mascot Bidco OYJ (Finland), Term Loan B (6 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR	1,183	1,266,767
Tumi, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.35%	04/25/2025		89	84,036
					2,882,145
Conglomerates–0.47%
APi Group DE, Inc., Term Loan (3 mo. USD LIBOR + 2.50%)	4.10%	09/30/2026		5,475	5,427,514
CTC AcquiCo GmbH (Germany), Term Loan B-1 (3 mo. EURIBOR + 2.50%)	2.50%	03/07/2025	EUR	1,192	1,292,009
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.66%	02/03/2025		1,167	1,122,841
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	5.41%	02/03/2025		851	833,664
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.41%	02/02/2026		580	564,216
					9,240,244
Containers & Glass Products–3.02%
Berlin Packaging LLC
Term Loan (1 mo. USD LIBOR + 3.00%)	4.95%	11/07/2025		51	49,124
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.95%	11/07/2025		2,088	1,993,726
Berry Global, Inc.
Term Loan W (3 mo. USD LIBOR + 2.00%)	3.67%	10/01/2022		3,313	3,279,356
Term Loan X (3 mo. USD LIBOR + 2.00%)	3.67%	01/19/2024		676	667,599
Term Loan Y (1 mo. USD LIBOR + 2.00%)	3.67%	07/01/2026		21,847	21,533,224
BWAY Holding Co., Term Loan (3 mo. USD LIBOR + 3.25%)	5.08%	04/03/2024		560	537,644
Consolidated Container Co. LLC
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	4.35%	05/22/2024		146	144,445
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	4.60%	06/14/2026		1,903	1,893,323
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.25%)(f)	6.12%	03/21/2024		9,599	9,298,845
Flex Acquisition Co., Inc.
Incremental Term Loan B (3 mo. USD LIBOR + 3.25%)	5.16%	06/29/2025		4,909	4,711,348
Term Loan (3 mo. USD LIBOR + 3.00%)	4.91%	12/29/2023		46	43,770
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.91%	10/19/2023		4,303	4,066,747
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(f)	10.41%	10/21/2024		393	359,953
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.60%	11/21/2023		3,779	3,702,946
Keter Group B.V. (Netherlands)
Term Loan B-1 (e)	–	10/31/2023	EUR	1,555	1,535,654
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR	563	556,201
Klockner Pentaplast of America, Inc.
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR	851	799,595
Term Loan (1 mo. USD LIBOR + 4.25%)	6.01%	06/30/2022		854	748,355
Libbey Glass, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.67%	04/09/2021		574	439,151
Refresco Group N.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 3.25%)	3.25%	03/28/2025	EUR	450	493,661
Term Loan B-3 (3 mo. USD LIBOR + 3.25%)	4.95%	03/28/2025		152	150,627
TricorBraun, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	5.69%	11/30/2023		237	234,295
Trident TPI Holdings, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.60%	10/17/2024		1,361	1,316,720
Term Loan B-2 (3 mo. EURIBOR + 3.50%)	3.25%	10/17/2024	EUR	444	474,616
					59,030,925

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Invesco Floating Rate Fund

			Principal
	Interest	Maturity		Amount
	Rate	Date		(000)(a)	Value
Cosmetics & Toiletries–1.05%
Alphabet Holding Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.10%	09/26/2024		$6,301	$6,042,295
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.35%	09/26/2025		2,470	2,219,093
Anastasia Parent LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.35%	08/11/2025		1,536	1,204,425
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.92%	04/07/2025		10,359	10,152,070
Rodenstock GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)	5.25%	06/05/2026	EUR	871	961,180
					20,579,063
Drugs–1.48%
Catalent Pharma Solutions, Inc., Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.85%	05/17/2026		3,486	3,447,098
Endo LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.88%	04/29/2024		6,054	5,809,953
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.58%	11/15/2027		2,379	2,362,148
Valeant Pharmaceuticals International, Inc. (Canada)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	4.41%	11/27/2025		8,948	8,916,096
Term Loan (1 mo. USD LIBOR + 3.00%)	4.66%	06/02/2025		8,367	8,332,712
					28,868,007
Ecological Services & Equipment–0.64%
Advanced Disposal Services, Inc., Term Loan (1 wk. USD LIBOR + 2.25%)	3.83%	11/10/2023		4,961	4,957,236
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	5.69%	05/09/2025		2,173	2,042,342
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	4.60%	05/30/2025		3,339	3,286,316
Patriot Container Corp.
First Lien Term Loan (e)	–	03/20/2025		421	419,219
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(f)	9.35%	03/20/2026		322	301,821
Tunnel Hill Partners L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	5.15%	02/06/2026		502	496,650
US Ecology, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.10%	08/14/2026		899	905,614
					12,409,198
Electronics & Electrical–9.62%
Applied Systems, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	5.19%	09/19/2024		21	20,954
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.94%	09/19/2025		173	177,074
Boxer Parent Co., Inc.
Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	10/02/2025	EUR	392	433,181
Term Loan (1 mo. USD LIBOR + 4.25%)	5.85%	10/02/2025		1,340	1,291,059
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.78%	04/18/2025		1,193	1,176,087
Cision Ltd.
Term Loan (e)	–	01/29/2027		3,497	3,347,918
Term Loan (1 mo. EURIBOR + 3.75%)	3.75%	01/29/2027	EUR	1,125	1,229,112
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.85%	04/06/2026		9,668	9,534,851
Dell International LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.61%	09/19/2025		3,695	3,659,673
Diebold Nixdorf, Inc.
Term Loan A (1 mo. USD LIBOR + 4.75%)	6.44%	04/30/2022		993	981,038
Term Loan A-1 (1 mo. USD LIBOR + 9.25%)	10.88%	08/31/2022		5,591	5,872,746
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR	1,847	1,943,561
Term Loan B (1 mo. USD LIBOR + 2.75%)	4.44%	11/06/2023		3,390	3,194,823
Dynatrace LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.85%	08/22/2025		102	100,989
Energizer Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.94%	12/17/2025		764	763,006
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR +
4.00%)	5.60%	05/06/2026		2,768	2,759,555
Everest Bidco S.A.S. (France), First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/04/2025	EUR	2,794	2,984,418
Finastra USA, Inc. (United Kingdom)
First Lien Term Loan (3 mo. EURIBOR + 3.00%)	4.00%	06/13/2024	EUR	2,671	2,950,911
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.28%	06/13/2024		4	4,053
Go Daddy Operating Co. LLC, Term Loan B-2 (1 mo. USD LIBOR + 2.00%)	3.35%	02/15/2024		9,481	9,362,726
Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.60%	07/07/2025		665	670,644
IGT Holding IV AB (Sweden)
Term Loan B (e)	–	07/26/2024	EUR	852	941,162
Term Loan B (3 mo. USD LIBOR + 3.50%)	5.95%	07/29/2024		1,676	1,652,988
Imperva, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	9.44%	01/10/2027		1,845	1,708,114

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Floating Rate Fund

			Principal
	Interest	Maturity		Amount
	Rate	Date		(000)(a)	Value
Electronics & Electrical–(continued)
Informatica Corp.
Term Loan (e)	–	02/26/2027	EUR	1,601	$1,765,066
Term Loan (e)	–	02/26/2027		$1,274	1,251,379
ION Corp.
Term Loan (1 mo. EURIBOR + 4.25%)	4.25%	10/24/2025	EUR	2,092	2,300,007
Term Loan (3 mo. USD LIBOR + 4.25%)	5.85%	10/24/2025		1,087	1,085,216
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.68%	05/08/2025		4,694	4,705,503
McAfee LLC, Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	09/30/2024	EUR	2,735	2,966,294
Microchip Technology, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.61%	05/29/2025		4,337	4,315,544
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.94%	03/06/2026		787	781,435
MKS Instruments, Inc., Term Loan B-6 (3 mo. USD LIBOR + 1.75%)	3.35%	02/02/2026		862	854,360
MTS Systems, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.86%	07/05/2023		766	765,385
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.60%	04/30/2026		3,933	3,775,974
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.11%	08/28/2026		4,543	4,533,241
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	5.10%	08/08/2024		5,105	4,670,698
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	6.10%	08/08/2024		1,909	1,854,995
Oberthur Technologies of America Corp., Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/10/2024	EUR	3,267	3,551,019
ON Semiconductor Corp., Term Loan B-4 (3 mo. USD LIBOR + 2.00%)	3.60%	09/19/2026		5,140	5,090,111
Open Text Corp. (Canada), Term Loan (1 mo. USD LIBOR + 1.75%)	3.35%	05/30/2025		72	72,501
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.85%	02/01/2025		1,215	783,943
Term Loan (1 mo. USD LIBOR + 3.25%)	4.85%	02/01/2024		5,684	4,907,967
Plantronics, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.10%	07/02/2025		6,286	5,793,439
Project Accelerate Parent LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.89%	01/02/2025		3,625	3,606,637
Project Leopard Holdings, Inc.
Incremental Term Loan (6 mo. USD LIBOR + 4.25%)	5.85%	07/07/2023		1,897	1,890,978
Term Loan (6 mo. USD LIBOR + 4.50%)	6.10%	07/07/2023		1,115	1,111,978
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.03%	05/16/2025		11,043	10,807,823
Renaissance Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.85%	05/30/2025		45	44,747
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.60%	05/29/2026		773	750,195
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.86%	04/24/2022		10,396	9,489,332
RP Crown Parent LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	4.35%	10/12/2023		92	91,150
Sandvine Corp.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.10%	11/02/2025		3,971	3,976,059
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(f)	9.60%	11/02/2026		564	544,417
Science Applications International Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.35%	10/31/2025		2,841	2,821,183
Severin Acquisition LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.74%	08/01/2025		8	7,983
SonicWall U.S. Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	5.19%	05/16/2025		541	533,074
SS&C Technologies, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	3.40%	04/16/2025		5,325	5,269,259
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	3.40%	04/16/2025		3,800	3,759,979
Term Loan B-5 (1 mo. USD LIBOR + 2.25%)	3.35%	04/16/2025		6,592	6,528,533
Surf Holdings, LLC (United Kingdom)
Term Loan (e)	–	01/15/2027	EUR	266	294,094
Term Loan (e)	–	03/05/2027		1,413	1,394,037
Sybil Software LLC
Term Loan (3 mo. USD LIBOR + 2.25%)	4.19%	09/29/2023		3,281	3,277,660
Term Loan (e)	–	09/30/2023	EUR	304	337,574
TIBCO Software, Inc.
Second Lien Term Loan (e)	–	03/03/2028		905	900,841
Term Loan B-2 (e)	–	06/30/2026		1,735	1,719,972
Term Loan B-3 (e)	–	06/30/2026		485	480,243
TTM Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	4.16%	09/28/2024		5,022	4,972,148
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.35%	05/04/2026		7,468	7,458,495
Verint Systems, Inc., Term Loan (2 mo. USD LIBOR + 2.00%)	3.71%	06/29/2024		394	393,311
Veritas US, Inc., Term Loan (3 mo. EURIBOR + 4.50%)	5.50%	01/27/2023	EUR	299	318,843
VS Buyer LLC, Term Loan (e)	–	02/19/2027		586	580,424

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Floating Rate Fund

			Principal
	Interest	Maturity		Amount
	Rate	Date		(000)(a)	Value
Electronics & Electrical–(continued)
Xperi Corp., Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.10%	12/01/2023		$1,891	$1,891,057
					187,836,746
Equipment Leasing–0.00%
United Rentals (North America), Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.35%	10/31/2025		27	26,647
Financial Intermediaries–1.46%
Edelman Financial Center LLC (The), First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.88%	07/19/2025		55	54,069
Evergood 4 APS (Denmark)
Second Lien Term Loan (3 mo. EURIBOR + 7.00%)	8.00%	11/25/2025	EUR	1,154	1,269,710
Term Loan B-1-E (3 mo. EURIBOR + 3.25%)	3.25%	02/06/2025	EUR	714	783,301
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	3.75%	02/06/2025	EUR	973	1,071,403
Fiserv Investment Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.44%	02/10/2027		1,080	1,086,924
GEO Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 2.00%)	3.61%	03/22/2024		3,233	3,009,395
LPL Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.36%	11/12/2026		3,227	3,230,237
MoneyGram International, Inc., Term Loan (1 mo. USD LIBOR + 6.00%)	7.60%	06/30/2023		8,669	8,249,839
RPI Finance Trust
Term Loan B (e)	–	02/11/2027		4,004	3,987,055
Term Loan B (e)	–	02/11/2027		4,312	4,315,155
SGG Holdings S.A. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.75%)	3.75%	07/18/2025	EUR	1,208	1,324,910
Stiphout Finance LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.60%	10/26/2022		146	145,146
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)
(Acquired 07/21/2015; Cost $42,370)(f)	8.85%	10/26/2023		43	40,453
					28,567,597
Food Products–3.51%
Arnott's Biscuits Ltd., Term Loan (3 mo. USD LIBOR + 4.00%)	5.61%	12/18/2026		2,673	2,676,196
B&G Foods, Inc., Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	4.10%	10/10/2026		1,140	1,130,282
Biscuit International S.A.S. (De Banketgroep Holding International B.V.) (France), First Lien
Term Loan (e)	–	02/05/2027	EUR	685	759,889
CHG PPC Parent LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.35%	03/31/2025		216	211,227
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.87%	07/03/2020		6,113	5,958,418
Dole Food Co., Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.35%	04/06/2024		4,719	4,664,349
Froneri International PLC (United Kingdom)
Second Lien Term Loan (3 mo. EURIBOR + 5.75%)	5.75%	01/31/2028	EUR	184	208,696
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	7.35%	01/31/2028		1,365	1,371,529
Term Loan B-1 (3 mo. EURIBOR + 2.63%)	2.63%	01/29/2027	EUR	2,845	3,085,993
H-Food Holdings LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	5.60%	05/23/2025		291	285,158
Term Loan (1 mo. USD LIBOR + 3.69%)	5.29%	05/23/2025		5,316	5,231,677
Hostess Brands LLC, First Lien Term Loan B (3 mo. USD LIBOR + 2.25%)	3.85%	08/03/2025		2,444	2,411,444
Jacobs Douwe Egberts International B.V., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.69%	11/01/2025		5,484	5,456,033
JBS USA Lux S.A., Term Loan (1 mo. USD LIBOR + 2.50%)	3.60%	05/01/2026		19,344	19,090,631
Manna Pro Products LLC
Delayed Draw Term Loan
(Acquired 05/30/2019; Cost $803,989)(d)(f)	2.33%	12/08/2023		812	803,989
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)
(Acquired 05/30/2019; Cost $2,705,796)(f)	7.60%	12/08/2023		2,733	2,705,796
Mastronardi Produce-USA, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.35%	05/01/2025		853	854,708
Nomad Foods US LLC (United Kingdom), Term Loan B-4 (1 mo. USD LIBOR + 2.25%)	3.91%	05/15/2024		3,943	3,907,668
Shearer's Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	8.35%	06/30/2022		449	445,803
Term Loan (1 mo. USD LIBOR + 4.25%)	5.85%	03/31/2022		3,727	3,730,036
Sigma Bidco B.V. (Netherlands), Term Loan B-1 (e)	–	07/02/2025	EUR	1,265	1,351,052
United Natural Foods, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.85%	10/22/2025		2,718	2,288,140
					68,628,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Floating Rate Fund

				Principal
	Interest	Maturity		Amount
	Rate	Date		(000)(a)	Value
Food Service–3.28%
Aramark Services, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	3.35%	03/11/2025		$18	$18,068
Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	3.35%	01/15/2027		1,361	1,354,947
Carlisle FoodService Products, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.60%	03/20/2025		1,252	1,207,098
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	5.96%	02/07/2025		114	110,780
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/06/2025	EUR	1,992	2,112,506
Term Loan B (3 mo. GBP LIBOR + 4.75%)	5.54%	02/06/2025	GBP	1,614	1,988,904
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.96%	02/07/2025		1,053	1,027,000
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.35%	07/20/2025		2,575	2,530,396
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	3.35%	11/19/2026		31,424	30,952,283
NPC International, Inc.
Second Lien Term Loan (h)	7.50%	04/18/2025		669	17,826
Term Loan (3 mo. USD LIBOR + 10.00%)(f)	11.64%	04/17/2020		185	184,708
Pizza Hut Holdings LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	3.41%	04/03/2025		185	183,769
Restaurant Technologies, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.85%	10/01/2025		94	93,497
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	8.10%	10/01/2026		1,465	1,466,134
TMK Hawk Parent Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	5.11%	09/26/2024		3,126	2,632,285
US Foods, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 2.00%)	3.60%	08/15/2026		4,030	3,996,218
Term Loan (1 mo. USD LIBOR + 1.75%)	3.35%	06/27/2023		12,868	12,755,489
Weight Watchers International, Inc., Term Loan (3 mo. USD LIBOR + 4.75%)	6.72%	11/29/2024		1,404	1,405,390
					64,037,298
Health Care–3.60%
Acadia Healthcare Co., Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.50%)	4.10%	02/11/2022		1,772	1,768,702
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	4.10%	02/16/2023		7,076	7,061,184
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (e)	–	09/29/2025	EUR	1,159	1,274,830
athenahealth, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	6.16%	02/11/2026		2,506	2,484,150
Biogroup-LCD (France)
First Lien Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	04/25/2026	EUR	588	648,247
Term Loan B-7 (2 mo. EURIBOR + 3.75%)	3.75%	04/25/2026	EUR	1,015	1,122,331
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B-4 (1 mo. EURIBOR + 3.50%)	3.50%	07/14/2025	EUR	473	520,158
Curie Merger Sub LLC (Luxembourg), Term Loan (2 mo. USD LIBOR + 4.25%)	6.19%	11/04/2026		623	625,578
Dentalcorp Perfect Smile ULC (Canada)
First Lien Term Loan (e)	–	06/06/2025		101	99,632
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	9.10%	06/06/2026		2,075	2,033,697
Diaverum Holding S.a.r.l. (Sweden), Term Loan B (e)	–	07/04/2024	EUR	589	648,015
Elanco Animal Health, Inc., Term Loan (e)	–	02/04/2027		10,550	10,461,937
Explorer Holdings, Inc., Term Loan (2 mo. USD LIBOR + 4.50%)	6.23%	02/04/2027		2,282	2,274,771
EyeCare Partners LLC
Delayed Draw Term Loan (d)	0.00%	02/05/2027		256	252,818
Term Loan B (e)	–	02/05/2027		165	162,526
Femur Buyer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	6.44%	03/05/2026		36	35,318
Financiere Mendel (France), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	04/13/2026	EUR	3,442	3,802,409
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	6.10%	08/06/2026		4,679	4,675,430
IQVIA, Inc.
Incremental Term Loan B-2 (3 mo. USD LIBOR + 2.00%)	3.69%	01/17/2025		1,787	1,776,765
Term Loan B-1 (3 mo. USD LIBOR + 1.75%)	3.69%	03/07/2024		155	154,467
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	3.69%	06/11/2025		53	52,876
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	2,795	3,044,969
Nidda Healthcare Holding AG (Germany)
Term Loan F (3 mo. EURIBOR + 3.50%)	3.50%	08/21/2026	EUR	1,978	2,156,240
Term Loan F (3 mo. EURIBOR + 4.50%)	5.26%	08/21/2026	GBP	486	622,734
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.91%	06/30/2025		742	708,896
PAREXEL International Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	4.35%	09/27/2024		135	131,894
Prophylaxis B.V. (Netherlands), Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	06/05/2025	EUR	2,578	2,217,038

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Floating Rate Fund

			Principal
	Interest	Maturity		Amount
	Rate	Date		(000)(a)	Value
Health Care–(continued)
Sunshine Luxembourg VII S.a.r.l. (Switzerland)
Term Loan (3 mo. USD LIBOR + 4.25%)	6.19%	07/23/2026		$5,486	$5,405,713
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	3.75%	10/01/2026	EUR	1,346	1,490,733
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.86%	09/02/2024		41	39,619
Synlab Bondco PLC (United Kingdom), First Lien Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	07/01/2026	EUR	3,065	3,395,596
Team Health Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	4.35%	02/06/2024		2,259	1,728,058
Terveys-ja hoivapalvelut Suomi Oy (Finland)
First Lien Term Loan B (1 mo. EURIBOR +3.75%)	3.75%	08/09/2025	EUR	3,146	3,485,040
Second Lien Term Loan (3 mo. EURIBOR + 7.25%)	7.25%	08/09/2026	EUR	986	1,104,998
Unilabs Diagnostics AB (Sweden), Revolver Loan (d)(f)	0.00%	04/01/2021	EUR	1,850	2,023,322
Upstream Newco, Inc., Term Loan (3 mo. USD LIBOR + 4.50%)(f)	6.10%	11/20/2026		916	904,457
					70,395,148
Home Furnishings–0.78%
Global Appliance, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.61%	09/29/2024		3,068	2,990,951
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.10%	08/05/2024		741	728,012
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/30/2024	EUR	2,196	2,075,756
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	5.16%	11/08/2023		5,860	3,468,311
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.63%	11/08/2024		3,511	1,023,564
TGP Holdings III LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	6.03%	09/25/2024		4,295	3,994,811
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.28%	09/25/2025		1,002	926,438
					15,207,843
Industrial Equipment–2.30%
Airxcel, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	6.10%	04/28/2025		735	726,863
Alpha AB Bidco B.V. (Netherlands), Term Loan B (e)	–	07/30/2025	EUR	1,073	1,160,765
Arconic Rolled Products Corp., Term Loan B (e)	–	02/04/2027		1,570	1,555,816
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.91%	12/11/2024		228	227,732
Clark Equipment Co., Term Loan (1 mo. USD LIBOR + 1.75%)	3.69%	05/18/2024		3,957	3,923,929
Columbus McKinnon Corp., Term Loan (3 mo. USD LIBOR + 2.50%)	4.44%	01/31/2024		86	86,530
Crosby US Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	6.38%	06/26/2026		1,797	1,772,605
Delachaux Group S.A. (France)
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	04/16/2026	EUR	1,364	1,482,878
Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	6.35%	04/16/2026		937	927,573
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	6.35%	08/29/2023		219	219,768
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	6.19%	07/19/2024		1,252	1,249,072
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.94%	07/19/2024		1,186	1,153,068
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.19%	07/18/2025		1,812	1,798,768
Gardner Denver, Inc.
Term Loan B-1 (e)	–	02/05/2027		2,772	2,733,678
Term Loan B-2 (e)	–	02/05/2027	EUR	312	344,838
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	3.35%	02/05/2027		5,645	5,567,269
Generac Power Systems, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	3.41%	12/13/2026		1,199	1,198,240
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)	3.95%	01/02/2027		6,744	6,634,440
Kantar (United Kingdom), Term Loan B-1 (e)	–	12/04/2026	EUR	1,287	1,421,793
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 3.00%)	4.35%	07/31/2025		3,356	3,376,122
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(f)	5.94%	03/08/2025		1,278	1,070,280
North American Lifting Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	6.44%	11/27/2020		283	251,960
Rexnord LLC/RBS Global, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.38%	08/21/2024		1,030	1,029,466
Robertshaw US Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.88%	02/28/2025		2,656	2,403,568
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.63%	02/28/2026		1,177	966,951
Terex Corp.
Term Loan (2 mo. USD LIBOR + 2.00%)	3.60%	01/31/2024		634	632,973
Term Loan (1 mo. USD LIBOR + 2.75%)	4.35%	01/31/2024		903	904,937
					44,821,882

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Floating Rate Fund

				Principal
	Interest	Maturity		Amount
	Rate	Date		(000)(a)	Value
Insurance–0.33%
Andromeda Investissement S.A. (France), Term Loan B-3 (3 mo. EURIBOR + 4.25%)	4.25%	06/12/2026	EUR	1,300	$1,445,318
FrontDoor, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	4.13%	08/16/2025		$339	339,536
Hub International Ltd.
Incremental Term Loan (3 mo. USD LIBOR + 4.00%)	5.69%	04/25/2025		2,478	2,477,536
Term Loan (2 mo. USD LIBOR + 2.75%)	4.39%	04/25/2025		8	7,997
USI, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.94%	11/30/2026		2,113	2,106,202
					6,376,589
Leisure Goods, Activities & Movies–3.38%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	4.10%	02/01/2024		18,207	17,637,958
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.36%	10/19/2023		5,086	4,729,903
Banijay Entertainment S.A.S. (France), Term Loan B (e)	–	03/04/2025	EUR	410	456,275
Bright Horizons Family Solutions, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.35%	11/07/2023		135	134,918
Callaway Golf Co., Term Loan (1 mo. USD LIBOR + 4.50%)	6.15%	01/02/2026		164	163,352
Crown Finance US, Inc.
Term Loan (1 mo. USD LIBOR + 2.25%)	3.85%	02/28/2025		6,106	5,677,383
Term Loan (1 mo. USD LIBOR + 2.50%)	4.10%	09/30/2026		3,145	2,934,330
Term Loan (e)	–	02/05/2027		16,126	15,117,899
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	4.42%	11/08/2023		1,928	1,772,392
Dorna Sports S.L. (Spain)
Term Loan B-2 (e)	–	05/03/2024	EUR	122	134,459
Term Loan B-2 (6 mo. USD LIBOR + 3.00%)	4.92%	05/03/2024		2,078	2,051,765
Fitness International LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.85%	04/18/2025		1,146	1,137,645
Invictus Media S.L.U. (Spain)
Term Loan A-1 (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2024	EUR	572	626,447
Term Loan A-2 (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2024	EUR	355	388,530
Term Loan B-1 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR	1,357	1,486,018
Term Loan B-2 (6 mo. EURIBOR + 4.50%)	4.50%	06/26/2025	EUR	816	893,587
Lakeland Tours LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	6.15%	12/16/2024		2,422	2,246,577
Live Nation Entertainment, Inc., Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	3.44%	10/19/2026		488	479,313
Markermeer Finance B.V., Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	01/29/2027	EUR	1,836	2,021,694
Merlin Entertainments PLC (United Kingdom), Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	10/16/2026	EUR	1,011	1,109,559
Parques Reunidos (Spain), Term Loan B-1 (6 mo. EURIBOR + 3.75%)	3.75%	09/27/2026	EUR	2,326	2,413,183
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	3.60%	02/22/2024		408	392,931
SRAM LLC, Term Loan B (3 mo. USD LIBOR + 2.75%)	4.35%	03/15/2024		1,080	1,083,050
Vue International Bidco PLC (United Kingdom)
Delayed Draw Term Loan (d)	0.00%	07/03/2026	EUR	114	124,280
Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	07/03/2026	EUR	633	691,169
					65,904,617
Lodging & Casinos–3.33%
AMCP Clean Acquisition Co. LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 4.25%)	6.19%	06/16/2025		208	205,018
Term Loan (3 mo. USD LIBOR + 4.25%)	6.19%	06/16/2025		861	847,325
Aristocrat Technologies, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	3.58%	10/19/2024		61	60,355
B&B Hotels S.A.S. (France)
Second Lien Term Loan B (3 mo. EURIBOR + 8.50%)	8.50%	07/12/2027	EUR	821	915,970
Term Loan B-3-A (1 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	1,802	1,975,592
Boyd Gaming Corp., Term Loan B (1 wk. USD LIBOR + 2.25%)	3.83%	09/15/2023		599	593,410
Caesars Entertainment Operating Co. LLC, Term Loan B (3 mo. USD LIBOR + 2.00%)	3.60%	10/07/2024		16	16,093
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.35%	12/23/2024		19,839	19,243,842
CityCenter Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.85%	04/18/2024		3,643	3,610,578
ESH Hospitality, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	3.60%	09/18/2026		1,520	1,502,576
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (1 mo USD LIBOR + 2.00%)	3.60%	11/30/2023		279	275,037
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	3.38%	06/22/2026		1,365	1,354,042
PCI Gaming Authority, Term Loan B (1 mo. USD LIBOR + 3.00%)	4.10%	05/29/2026		2,627	2,616,535
Penn National Gaming, Inc., Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	3.86%	10/15/2025		2,969	2,938,280
Scientific Games International, Inc., Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	4.35%	08/14/2024		67	65,433
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	5.44%	07/10/2025		9,444	9,440,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Floating Rate Fund

			Principal
	Interest	Maturity		Amount
	Rate	Date		(000)(a)	Value
Lodging & Casinos–(continued)
Station Casinos LLC, Term Loan B-1 (e)	–	02/08/2027		$8,092	$7,933,551
Tackle Group S.a.r.l. (Luxembourg), Incremental Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	08/14/2024	EUR	1,741	1,920,085
Twin River Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	4.35%	05/10/2026		2,084	2,057,959
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.75%)	3.38%	12/20/2024		7,651	7,531,082
					65,103,468
Nonferrous Metals & Minerals–0.66%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.10%	03/21/2025		1,809	1,791,033
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	5.87%	06/01/2025		6,427	4,861,670
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	5.19%	01/28/2022		3,695	3,464,116
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	10.44%	01/30/2023		25	24,295
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	5.63%	05/01/2025		1,550	1,270,082
US Salt LLC, Term Loan (1 mo. USD LIBOR + 4.75%)(f)	6.35%	01/16/2026		1,485	1,482,780
					12,893,976
Oil & Gas–5.23%
BCP Raptor LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.85%	06/24/2024		2,175	1,901,392
Blackstone CQP Holdco, Term Loan (3 mo. USD LIBOR + 3.50%)	5.41%	09/30/2024		12,296	12,079,092
Brazos Delaware II LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	5.64%	05/21/2025		3,807	3,183,898
California Resources Corp.
Term Loan (1 mo. USD LIBOR + 10.38%)	11.99%	12/31/2021		3,321	1,718,757
Term Loan (1 mo. USD LIBOR + 4.75%)	6.36%	12/31/2022		3,947	3,384,284
Centurion Pipeline Co. LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.85%	09/29/2025		1,337	1,337,226
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	9.14%	03/06/2023		6,051	5,324,816
Encino Acquisition Partners Holdings LLC, Second Lien Term Loan (1 mo. USD LIBOR +
6.75%)	8.35%	10/29/2025		3,460	2,023,905
Fieldwood Energy LLC
First Lien Term Loan (3 mo. USD LIBOR + 5.25%)	7.03%	04/11/2022		7,492	5,906,031
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	9.03%	04/11/2023		8,514	4,469,773
Glass Mountain Pipeline Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	6.28%	12/23/2024		2,062	1,669,974
Gulf Finance LLC, Term Loan B (1 mo. USD LIBOR + 5.25%)	7.20%	08/25/2023		1,783	1,356,706
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.71%	07/02/2023		3,436	2,560,311
Lucid Energy Group II Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.60%	02/17/2025		2,213	2,042,533
McDermott Technology (Americas), Inc.
DIP LOC (d)(i)	0.00%	10/23/2020		6,610	6,494,573
DIP Term Loan (e)(i)	–	10/21/2020		9,994	10,185,293
Term Loan (3 mo. USD LIBOR + 10.00%)(i)	11.90%	10/21/2021		5,040	5,501,820
Term Loan (3 mo. USD LIBOR + 5.00%)(i)	6.94%	05/09/2025		9,458	5,583,341
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.85%	09/29/2025		522	520,402
Navitas Midstream Midland Basin LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.10%	12/13/2024		4,211	3,846,058
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 7.50%)
(Acquired 06/28/2019; Cost $3,882,047)(f)	9.44%	07/31/2022		4,174	3,986,403
Paragon Offshore Finance Co. (Cayman Islands), Term Loan
(Acquired 07/18/2014; Cost $16,629)(f)(h)(i)	0.00%	07/18/2021		17	0
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.00%)	8.67%	03/19/2023		6,715	6,522,368
Prairie ECI Acquiror L.P., Term Loan (3 mo. USD LIBOR + 4.75%)	6.69%	03/11/2026		3,476	3,376,363
Seadrill Operating L.P., Term Loan (3 mo. USD LIBOR + 6.00%)	7.94%	02/21/2021		18,502	5,902,203
Southcross Energy Partners L.P.
Revolver Loan (d)	0.00%	01/31/2025		157	156,718
Term Loan (1 mo. USD LIBOR + 9.00%)(f)	10.61%	01/31/2025		182	187,288
Tribune Resources, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	8.14%	03/30/2023		917	832,037
					102,053,565
Publishing–1.30%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.60%	04/11/2025		1,721	1,724,153
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.85%	06/07/2023		8,810	8,177,148
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	5.10%	08/21/2026		8,721	8,639,632
Lamar Media Corp., Term Loan B (1 mo. USD LIBOR + 1.50%)	3.17%	01/09/2027		3,101	3,102,634
Nielsen Finance LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.00%)	3.67%	10/04/2023		816	809,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Floating Rate Fund

			Principal
	Interest	Maturity		Amount
	Rate	Date		(000)(a)	Value
Publishing–(continued)
ProQuest LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.10%	10/23/2026		$2,914	$2,908,051
					25,361,571
Radio & Television–2.13%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.88%	08/24/2026		5,695	5,232,023
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	4.16%	01/02/2026		5,018	5,000,569
Mission Broadcasting, Inc., Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.91%	01/17/2024		339	337,683
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	3.85%	01/17/2024		1,519	1,513,317
Term Loan B-4 (3 mo. USD LIBOR + 2.75%)	4.40%	09/18/2026		17,432	17,331,662
Sinclair Television Group, Inc.
Term Loan B (1 mo. USD LIBOR + 2.25%)	3.86%	01/03/2024		7,931	7,812,109
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	4.16%	09/30/2026		4,437	4,370,219
					41,597,582
Rail Industries–0.10%
Genesee & Wyoming, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	3.91%	10/31/2026		1,927	1,918,435
Retailers (except Food & Drug)–1.63%
Action Holding B.V. (Netherlands), Term Loan B (1 mo. EURIBOR + 3.50%)	3.50%	11/27/2026	EUR	1,375	1,502,599
Bass Pro Group LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	6.60%	09/25/2024		9,256	8,885,418
BJ's Wholesale Club, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 2.75%)	3.90%	02/03/2024		85	84,249
CDW LLC, Term Loan (3 mo. USD LIBOR + 1.75%)	3.36%	10/12/2026		1,629	1,625,543
Claire's Stores, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	8.42%	12/18/2026		537	517,896
Fullbeauty Brands Holdings Corp., PIK Term Loan B-2, 11.77% PIK Rate (f)(g)	11.77%	02/07/2022		1	734
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	5.03%	01/26/2023		9,632	7,729,463
PetSmart, Inc., First Lien Term Loan (e)	–	03/11/2022		11,535	11,425,636
					31,771,538
Surface Transport–1.00%
Commercial Barge Line Co.
DIP Term Loan (e)	–	02/03/2027		635	616,018
First Lien Term Loan (3 mo. USD LIBOR + 8.75%)	10.53%	11/12/2020		13,192	4,600,660
Kenan Advantage Group, Inc. (The)
Term Loan (1 mo. USD LIBOR + 3.00%)	4.60%	07/31/2022		1,133	1,126,453
Term Loan (1 mo. USD LIBOR + 3.00%)	4.60%	07/31/2022		3,852	3,829,406
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.60%	10/12/2024		27	26,456
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	4.41%	12/06/2024		2,804	2,766,479
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.85%	06/26/2021		3,184	3,000,969
XPO Logistics, Inc.
Term Loan B (1 mo. USD LIBOR + 2.00%)	3.61%	02/24/2025		823	816,167
Term Loan B-1 (1 mo. USD LIBOR + 2.50%)	4.19%	02/24/2025		2,844	2,829,926
					19,612,534
Telecommunications–7.30%
CenturyLink, Inc., Term Loan B (e)	–	03/15/2027		10,707	10,416,596
Ciena Corp., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.40%	09/28/2025		492	493,270
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.66%	05/01/2024		12,490	10,835,120
Term Loan (1 mo. USD LIBOR + 3.00%)	4.66%	05/01/2024		70	59,910
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.61%	10/04/2023		8,833	8,380,746
Frontier Communications Corp., Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	5.36%	06/15/2024		2,064	2,077,578
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.60%	05/16/2024		505	498,771
Inmarsat Finance PLC (United Kingdom), Term Loan B (1 mo. USD LIBOR + 4.50%)	6.11%	12/11/2026		3,460	3,429,738
Intelsat Jackson Holdings S.A. (Luxembourg)
Term Loan B-3 (e)	–	11/27/2023		679	671,921
Term Loan B-5 (2 mo. USD LIBOR + 6.63%)	6.63%	01/02/2024		4,167	4,207,090
Iridium Satellite LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	5.35%	11/04/2026		2,970	2,972,345
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	3.35%	03/01/2027		13,691	13,416,952
Matterhorn Telecom S.A., Term Loan B (1 mo. EURIBOR + 3.50%)	3.50%	09/15/2026	EUR	714	787,665

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Floating Rate Fund

			Principal
	Interest	Maturity		Amount
	Rate	Date		(000)(a)	Value
Telecommunications–(continued)
MLN US HoldCo LLC
First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	6.16%	11/30/2025		$6,088	$5,764,851
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	10.41%	11/30/2026		3,095	2,430,831
MM Holdphone (Spain), Term Loan B (4 mo. EURIBOR + 2.63%)	2.63%	05/07/2026	EUR	942	1,039,931
Odyssey Investissement S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	04/25/2025	EUR	3,213	3,536,388
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	3.36%	04/11/2025		13,760	13,632,371
Sprint Communications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	4.63%	02/02/2024		6,157	6,118,233
Term Loan (1 mo. USD LIBOR + 2.50%)	4.13%	02/02/2024		12,115	12,023,827
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	6.87%	03/09/2023		3,963	3,648,961
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	4.36%	12/07/2026		18,923	18,686,645
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	6.94%	05/02/2023		6,129	5,824,854
Windstream Services LLC, DIP Term Loan (1 mo. USD LIBOR + 2.50%)(i)	4.11%	02/26/2021		3,740	3,751,569
Zayo Group LLC
Incremental Term Loan B-1 (1 mo. USD LIBOR + 2.00%)	3.60%	01/19/2021		875	875,983
Term Loan (e)(f)	–	02/19/2027	EUR	1,221	1,346,169
Term Loan (e)	–	02/20/2027		2,306	2,259,593
Term Loan B-2 (1 mo. USD LIBOR + 2.25%)	3.85%	01/19/2024		3,302	3,304,751
					142,492,659
Utilities–5.66%
AI Alpine AT BidCo GmbH, Term Loan B (1 mo. USD LIBOR + 2.75%)	4.62%	10/31/2025		34	33,114
AI Convoy, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.34%	02/01/2027		338	339,166
APLP Holdings L.P. (Canada), Term Loan B (e)	–	04/19/2025		1,251	1,240,442
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	6.10%	05/27/2022		887	883,306
Calpine Construction Finance Co. L.P., Term Loan (1 mo. USD LIBOR + 2.00%)	3.60%	01/15/2025		11,329	11,194,286
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.25%)	4.20%	01/15/2024		9,655	9,521,988
Term Loan (2 mo. USD LIBOR + 2.25%)	4.20%	04/05/2026		14,574	14,373,796
Term Loan B-10 (1 mo. USD LIBOR + 2.50%)	3.60%	08/12/2026		2,908	2,866,833
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.35%	10/02/2025		6,216	6,150,182
Granite Acquisition, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	5.44%	12/19/2021		3,574	3,554,897
Second Lien Term Loan B (3 mo. USD LIBOR + 7.25%)	9.19%	12/19/2022		956	958,521
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	5.35%	11/09/2026		9,677	9,562,093
Heritage Power LLC, Term Loan (3 mo. USD LIBOR + 6.00%)	7.77%	07/30/2026		5,371	5,142,612
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	5.10%	08/28/2025		297	297,150
KAMC Holdings, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	5.94%	08/14/2026		1,872	1,857,461
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	5.35%	01/30/2024		8,317	7,433,390
Term Loan C (1 mo. USD LIBOR + 3.75%)	5.35%	01/30/2024		469	419,255
Nautilus Power LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.85%	05/16/2024		4,412	4,406,623
Pacific Gas and Electric Co.
Delayed Draw Term Loan (1 mo. USD LIBOR + 2.25%)(d)(f)	3.93%	12/31/2020		1,971	1,975,803
DIP Term Loan (1 mo. USD LIBOR + 2.25%)(f)	3.93%	12/31/2020		5,913	5,927,408
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.19%	03/06/2025		1,147	1,105,953
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	6.19%	03/29/2026		1,357	1,268,622
Term Loan C (3 mo. USD LIBOR + 4.25%)	6.19%	03/29/2026		141	132,129
Southeast PowerGen LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	5.11%	12/02/2021		561	534,196
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.85%	12/08/2023		124	122,538
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 1.75%)	3.35%	12/31/2025		19,314	19,128,498
					110,430,262
Total Variable Rate Senior Loan Interests (Cost $1,707,184,201)					1,635,427,350
U.S. Dollar Denominated Bonds & Notes–6.80%
Aerospace & Defense–0.28%
TransDigm, Inc.(j)	6.25%	03/15/2026		5,087	5,395,404

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Floating Rate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)	Value
Air Transport–0.17%
Mesa Airlines, Inc., Class B(f)	5.75%	07/15/2025	$3,323	$3,307,774
Automotive–0.17%
Allison Transmission, Inc.(j)	5.88%	06/01/2029	1,581	1,717,081
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. (Canada)(j)	6.25%	05/15/2026	1,488	1,531,262
				3,248,343
Building & Development–0.10%
American Builders & Contractors Supply Co., Inc.(j)	4.00%	01/15/2028	2,056	2,010,974
Business Equipment & Services–0.62%
Prime Security Services Borrower LLC/Prime Finance, Inc.(j)	5.25%	04/15/2024	2,890	2,997,176
Prime Security Services Borrower LLC/Prime Finance, Inc.(j)	5.75%	04/15/2026	8,809	9,177,868
				12,175,044
Cable & Satellite Television–1.15%
Altice Financing S.A. (Luxembourg)(j)	7.50%	05/15/2026	5,624	5,929,946
Altice France S.A. (France)(j)	5.50%	01/15/2028	1,485	1,489,603
Altice France S.A. (France)(j)	7.38%	05/01/2026	2,001	2,102,151
CSC Holdings LLC(j)	5.75%	01/15/2030	551	583,371
CSC Holdings LLC(j)	5.50%	05/15/2026	10,933	11,344,928
Virgin Media Secured Finance PLC (United Kingdom)(j)	5.50%	08/15/2026	1,027	1,059,238
				22,509,237
Containers & Glass Products–0.51%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(j)	4.25%	09/15/2022	1,695	1,693,327
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(j)	4.13%	08/15/2026	3,346	3,339,730
Berry Global, Inc.(j)	4.88%	07/15/2026	2,312	2,356,099
Reynolds Group Issuer, Inc./LLC (3 mo. USD LIBOR + 3.50%)(j)(k)	5.33%	07/15/2021	1,868	1,866,132
Trivium Packaging Finance B.V. (Netherlands)(j)	5.50%	08/15/2026	726	753,679
				10,008,967
Drugs–0.02%
Catalent Pharma Solutions, Inc.(j)	5.00%	07/15/2027	322	335,878
Electronics & Electrical–1.75%
CommScope, Inc.(j)	8.25%	03/01/2027	1,526	1,542,176
CommScope, Inc.(j)	6.00%	03/01/2026	6,928	7,124,090
Dell International LLC/EMC Corp.(j)	5.45%	06/15/2023	1,385	1,525,018
Dell International LLC/EMC Corp.(j)	4.90%	10/01/2026	8,835	9,917,381
Dell International LLC/EMC Corp.(j)	5.30%	10/01/2029	11,044	12,732,851
Riverbed Technology, Inc.(j)	8.88%	03/01/2023	2,004	1,367,730
				34,209,246
Food Service–0.12%
eG Global Finance PLC (Netherlands)(j)	6.75%	02/07/2025	2,476	2,425,452
Health Care–0.06%
IQVIA, Inc.(j)	5.00%	05/15/2027	1,209	1,252,612
Industrial Equipment–0.51%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy)(j)	7.38%	08/15/2026	9,234	9,857,295
Lodging & Casinos–0.22%
ESH Hospitality, Inc.(j)	5.25%	05/01/2025	1,390	1,401,002
ESH Hospitality, Inc.(j)	4.63%	10/01/2027	2,965	2,896,360
				4,297,362
Nonferrous Metals & Minerals–0.13%
TiZir Ltd. (United Kingdom)(j)	9.50%	07/19/2022	2,473	2,604,578

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Floating Rate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)(a)	Value
Oil & Gas–0.01%
Pacific Drilling S.A. (Luxembourg)(j)	8.38%	10/01/2023	$155	$120,514
Publishing–0.41%
Clear Channel Worldwide Holdings, Inc.(j)	5.13%	08/15/2027	7,906	7,940,391
Radio & Television–0.30%
Diamond Sports Group LLC/Diamond Sports Finance Co.(j)	5.38%	08/15/2026	2,720	2,512,992
iHeartCommunications, Inc.	6.38%	05/01/2026	1,739	1,871,863
iHeartCommunications, Inc.(j)	5.25%	08/15/2027	1,321	1,364,791
				5,749,646
Telecommunications–0.23%
CenturyLink, Inc.(j)	4.00%	02/15/2027	3,228	3,251,887
Goodman Networks, Inc.	8.00%	05/11/2022	2,535	1,242,097
Windstream Services, LLC/Windstream Finance Corp.(i)(j)	9.00%	06/30/2025	12	1,080
				4,495,064
Utilities–0.04%
Calpine Corp.(j)	5.25%	06/01/2026	725	720,434
Total U.S. Dollar Denominated Bonds & Notes (Cost $131,360,602)				132,664,215
Common Stocks & Other Equity Interests–1.79%(l)			Shares

Aerospace & Defense–0.08%
IAP Worldwide Services, Inc.(f)(m)			134	1,633,300
Automotive–0.04%
Dayco Products LLC(m)			3,261	44,839
Dayco Products LLC(m)			3,266	44,908
ThermaSys Corp.(m)			1,949,645	536,152
Transtar Holding Co., Class A(m)			3,149,478	124,404
				750,303
Building & Development–0.10%
Lake at Las Vegas Joint Venture LLC, Class A(f)(m)			518	0
Lake at Las Vegas Joint Venture LLC, Class B(f)(m)			4	0
Masonite International Corp.(m)			27,093	1,991,336
				1,991,336
Business Equipment & Services–0.05%
Atlas Acquisition Holdings Corp.(m)			43,971	272,071
Checkout Holding Corp.(m)			15,070	60,280
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(m)			11,489	651,040
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(f)(m)			519	292
				983,683
Cable & Satellite Television–0.08%
ION Media Networks, Inc.(m)			4,471	1,497,785
Drugs–0.00%
Envigo RMS Holding Corp.(f)(m)			9,085	51,966
Food Products–0.00%
QCE LLC(f)(m)			17	0
Health Care–0.00%
New Millennium HoldCo, Inc.(m)			259,087	36,272
Lodging & Casinos–0.16%
Caesars Entertainment Corp.(m)			83,880	1,066,115
Twin River Worldwide Holdings, Inc.			74,467	1,936,142
				3,002,257

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Floating Rate Fund

	Shares	Value
Oil & Gas–0.47%
AF Global, Inc.(m)	1,049	$55,073
Fieldwood Energy LLC(m)	53,244	973,380
Fieldwood Energy LLC(m)	14,375	262,797
HGIM Corp.(m)	6,310	72,565
HGIM Corp., Wts. expiring 07/02/2043(m)	28,193	324,219
NexTier Oilfield Solutions, Inc.(m)	77,159	359,561
Pacific Drilling S.A.(m)	178,023	277,716
Paragon Offshore Finance Co., Class A (Cayman Islands) (i)(m)	4,595	1,367
Paragon Offshore Finance Co., Class B (Cayman Islands)(i)(m)	2,298	40,981
Samson Investment Co., Class A(m)	261,209	4,767,064
Southcross Energy Partners L.P.	91,325	13,699
Transocean Ltd.(m)	428,980	1,437,083
Tribune Resources, Inc.(m)	658,667	576,334
Tribune Resources, Inc., Wts., expiring 04/03/2023(m)	170,533	5,116
		9,166,955
Publishing–0.21%
Clear Channel Worldwide Holdings, Inc.(m)	722,969	1,496,546
F&W Publications, Inc.(f)(m)	288	0
Merrill Communications LLC, Class A(m)	133,776	2,608,632
Tribune Publishing Co.	2,262	25,945
		4,131,123
Radio & Television–0.23%
iHeartCommunications, Inc., Class A(m)	46,393	700,998
iHeartCommunications, Inc., Class B(m)	29	508
iHeartCommunications, Inc., Wts., expiring 05/01/2039(m)	261,034	3,670,921
		4,372,427
Retailers (except Food & Drug)–0.08%
Claire's Stores, Inc.(m)	1,210,692	380,600
Fullbeauty Brands Holdings Corp.(m)	6,173	15,433
Payless, Inc.(f)(m)	146,073	73,036
Payless, Inc., Class A(m)	145,505	515,088
Toys 'R' Us-Delaware, Inc.(m)	11	315
Toys 'R' Us-Delaware, Inc.(m)	11	38,699
Vivarte S.A.S.(f)(m)	233,415	512,492
		1,535,663
Surface Transport–0.00%
U.S. Shipping Corp.(f)(m)	6,189	62
U.S. Shipping Corp., CPR(f)(m)	87,805	48,292
		48,354
Telecommunications–0.01%
Consolidated Communications Holdings, Inc.	32,797	203,997
Goodman Networks, Inc.(f)(m)	159,473	0
		203,997
Utilities–0.28%
Bicent Power LLC, Series A, Wts. expiring 08/21/2022(f)(m)	101	0
Bicent Power LLC, Series B, Wts. expiring 08/21/2022(f)(m)	165	0
Vistra Energy Corp.	252,278	4,851,306
Vistra Operations Co. LLC(m)	605,602	136,260
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(m)	410,978	467,077
		5,454,643
Total Common Stocks & Other Equity Interests (Cost $79,270,738)		34,860,064

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Floating Rate Fund

				Principal
	Interest	Maturity		Amount
	Rate	Date		(000)(a)	Value
Non-U.S. Dollar Denominated Bonds & Notes–1.29%
Automotive–0.11%
Tenneco, Inc. (3 mo. EURIBOR + 4.88%)(j)(k)	4.88%	04/15/2024	EUR	2,000	$2,164,592
Building & Development–0.05%
Haya Finance 2017 S.A. (Spain) (3 mo. EURIBOR + 5.13%)(j)(k)	5.13%	11/15/2022	EUR	291	298,441
Haya Finance 2017 S.A. (Spain)(j)	5.25%	11/15/2022	EUR	780	800,656
					1,099,097
Cable & Satellite Television–0.25%
Altice Financing S.A. (Luxembourg)(j)	2.25%	01/15/2025	EUR	313	328,389
Altice Financing S.A. (Luxembourg)(j)	3.00%	01/15/2028	EUR	2,428	2,526,821
Altice Finco S.A. (Luxembourg)(j)	4.75%	01/15/2028	EUR	1,299	1,401,436
Ypso Finance Bis S.A. (Luxembourg)	8.00%	05/15/2027	EUR	462	570,080
					4,826,726
Financial Intermediaries–0.38%
AnaCap Financial Europe S.A. SICAV-RAIF (United Kingdom) (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	08/01/2024	EUR	500	469,587
Cabot Financial Luxembourg II S.A. (Luxembourg) (3 mo. EURIBOR + 6.38%)(j)(k)	6.38%	06/14/2024	EUR	597	674,671
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 4.50%)(j)(k)	4.50%	09/01/2023	EUR	1,847	1,961,029
Newday Bondco PLC (United Kingdom)(j)	7.38%	02/01/2024	GBP	1,370	1,752,238
Newday Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(j)(k)	7.26%	02/01/2023	GBP	1,955	2,500,337
					7,357,862
Health Care–0.09%
IDH Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 6.00%)(j)(k)	6.76%	08/15/2022	GBP	1,500	1,778,983
Home Furnishings–0.29%
Shop Direct Funding PLC (United Kingdom)(j)	7.75%	11/15/2022	GBP	4,711	5,591,542
Lodging & Casinos–0.12%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(j)(k)	6.10%	07/15/2025	GBP	1,963	2,453,939
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $26,397,148)					25,272,741
Asset-Backed Securities–0.74%
Structured Products–0.74%
Avoca CLO XVII DAC, Series 17A, Class ER (United Kingdom) (3 mo. EURIBOR + 6.38%)(j)(k)	6.38%	10/15/2032	EUR	1,042	1,146,521
Clontarf Park CLO, Series 2017-1A, Class D (Ireland) (3 mo. EURIBOR + 5.10%)(j)(k)	5.10%	08/05/2030	EUR	387	421,946
Diamond CLO Ltd., Series 2019-1A, Class C (Cayman Islands) (3 mo. USD LIBOR +
3.60%)(j)(k)	5.39%	04/25/2029		$3,247	3,247,365
FS KKR Capital Corp., Series 2019-1A, Class A2 (3 mo. USD LIBOR + 3.00%)(j)(k)	4.50%	07/15/2030		3,421	3,389,492
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (Cayman Islands) (3 mo. USD
LIBOR + 4.75%)(j)(k)	6.54%	10/25/2028		2,899	2,899,015
OCP Euro CLO, Series 2017-2, Class E (Ireland) (3 mo. EURIBOR + 5.00%)(j)(k)	5.00%	01/15/2032	EUR	437	482,678
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class E (Cayman Islands) (3 mo.
USD LIBOR + 4.85%)(j)(k)	6.68%	04/15/2026		2,920	2,866,645
Total Asset-Backed Securities (Cost $14,416,543)					14,453,662
Preferred Stocks–0.05%(l)				Shares

Automotive–0.02%
ThermaSys Corp., Series A				415,320	317,720
Oil & Gas–0.03%
Southcross Energy Partners L.P., Series A				577,315	456,078
Southcross Energy Partners L.P., Series B				166,481	203,939
					660,017
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1(f)				189,735	0
Total Preferred Stocks (Cost $1,003,174)					977,737

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Floating Rate Fund

		Shares	Value
Money Market Funds–6.69%
Invesco Government & Agency Portfolio,Institutional Class, 1.50%(n)		45,790,710	$45,790,710
Invesco Liquid Assets Portfolio,Institutional Class, 1.64%(n)		32,523,233	32,539,495
Invesco Treasury Portfolio,Institutional Class, 1.48%(n)		52,332,239	52,332,239
Total Money Market Funds (Cost $130,659,251)			130,662,444
TOTAL INVESTMENTS IN SECURITIES–101.12% (Cost $2,090,291,657)			1,974,318,213
OTHER ASSETS LESS LIABILITIES–(1.12)%			(21,848,371)
NET ASSETS–100.00%			$1,952,469,842
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
DAC	– Designated Activity Co.
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR – Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants

Notes to Schedule of Investments:

(a)Principal amounts are denominated in U.S. dollars unless otherwise noted.

(b)Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate ("LIBOR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 8.

(e)This variable rate interest will settle after February 29, 2020, at which time the interest rate will be determined.

(f)Securities valued using significant unobservable inputs (Level 3). See Note 3.

(g)All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.

(h)Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 29, 2020 was $17,826, which represented less than 1% of the Fund's Net Assets.

(i)The borrower has filed for protection in federal bankruptcy court.

(j)Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $165,398,804, which represented 8.47% of the Fund's Net Assets.

(k)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(l)Acquired through the restructuring of senior loans.

(m)Non-income producing security.

(n)The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Floating Rate Fund

Portfolio Composition*

By credit quality, based on total investments as of February 29, 2020

AA	0.2%
A	0.2
BBB-	9.0

BB+	10.5

BB	11.3
BB-	12.5
B+	15.2

B	15.6
B-	11.7
CCC+	2.4

CCC	1.8

CCC-	0.1
CC	0.1
D	1.0

Not Rated	6.5
Equity	1.9

*Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non- Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.

Open Forward Foreign Currency Contracts

			Contract to			Unrealized
Settlement						Appreciation

Date	Counterparty		Deliver		Receive	(Depreciation)
Currency Risk
03/16/2020	Bank of America Merrill Lynch	SEK	46,453	USD	4,922	$85
03/16/2020	Bank of America Merrill Lynch	USD 40,355,673		EUR 37,290,402		844,896

03/16/2020	Bank of America Merrill Lynch	USD	4,734	SEK	46,453	104

04/15/2020	Bank of America Merrill Lynch	GBP	7,398,844	USD	9,582,309	84,945
03/16/2020	Barclays Bank PLC	CHF	1,082,421	USD	1,126,105	3,139

03/16/2020	Barclays Bank PLC	GBP	7,372,823	USD	9,619,907	163,324

03/16/2020	Canadian Imperial Bank of Commerce	EUR 26,031,734		USD 29,151,377		390,028
03/16/2020	Citibank N.A.	EUR 28,303,617		USD 31,671,058		399,603
03/16/2020	Citibank N.A.	GBP	7,372,823	USD	9,619,299	162,715

03/16/2020	Citibank N.A.	USD 40,367,343		EUR 37,304,632		848,949
04/15/2020	Citibank N.A.	GBP	7,398,844	USD	9,578,207	80,842
03/16/2020	Goldman Sachs & Co.	GBP	7,384,770	USD	9,634,356	162,448

03/16/2020	Royal Bank of Canada	EUR 26,498,423		USD 29,600,621		323,648

03/16/2020	Royal Bank of Canada	USD	1,102,120	CHF	1,082,422	20,847
04/15/2020	Royal Bank of Canada	GBP	7,528,022	USD	9,747,734	84,553
03/16/2020	Toronto Dominion Bank	EUR 26,031,743		USD 29,081,023		319,664

03/16/2020	Toronto Dominion Bank	USD 40,322,858		EUR 37,290,402		877,712
Subtotal—Appreciation						4,767,502

Currency Risk
03/16/2020	Bank of America Merrill Lynch	USD	9,546,022	GBP	7,376,806	(84,329)

04/15/2020	Bank of America Merrill Lynch	EUR 37,334,218		USD 40,477,199		(845,157)

04/15/2020	Bank of America Merrill Lynch	SEK	46,453	USD	4,740	(103)

03/16/2020	Citibank N.A.	USD	9,541,877	GBP	7,376,806	(80,185)

04/15/2020	Citibank N.A.	EUR 37,371,507		USD 40,514,103		(849,526)

04/15/2020	Citibank N.A.	USD	269,040	GBP	209,593	(1)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Floating Rate Fund

Open Forward Foreign Currency Contracts—(continued)

			Contract to			Unrealized
Settlement						Appreciation

Date	Counterparty		Deliver		Receive	(Depreciation)
03/16/2020	Royal Bank of Canada	EUR	5,019,920	USD	5,538,859	$(7,436)

03/16/2020	Royal Bank of Canada	USD	9,544,751	GBP	7,376,804	(83,061)

04/15/2020	Royal Bank of Canada	CHF	1,080,791	USD	1,102,787	(20,814)

04/15/2020	Toronto Dominion Bank	EUR 37,334,218		USD 40,444,718		(877,637)

Subtotal—Depreciation						(2,848,249)

Total Forward Foreign Currency Contracts						$1,919,253
Abbreviations:

CHF – Swiss Franc

EUR – Euro

GBP – British Pound Sterling

SEK – Swedish Krona

USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Floating Rate Fund

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets:
Investments in securities, at value
(Cost $1,959,632,406)	$1,843,655,769
Investments in affiliated money market funds, at value
(Cost $130,659,251)	130,662,444
Other investments:
Unrealized appreciation on forward foreign currency
contracts outstanding	4,767,502
Cash	11,315,403
Foreign currencies, at value (Cost $2,088,949)	2,080,677
Receivable for:
Investments sold	118,797,648
Fund shares sold	2,255,476
Dividends	131,276
Interest	10,061,285
Investments matured, at value (Cost $1,339,182)	108,580
Investment for trustee deferred compensation and
retirement plans	177,808
Other assets	83,022
Total assets	2,124,096,890
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency
contracts outstanding	2,848,249
Payable for:
Investments purchased	145,984,634
Dividends	1,382,232
Fund shares reacquired	8,628,903
Accrued fees to affiliates	279,164
Accrued trustees' and officers' fees and benefits	9,325
Accrued other operating expenses	402,010
Trustee deferred compensation and retirement plans	200,419
Unfunded loan commitments	11,892,112
Total liabilities	171,627,048
Net assets applicable to shares outstanding	$1,952,469,842
Net assets consist of:
Shares of beneficial interest	$2,210,754,817
Distributable earnings (loss)	(258,284,975)
$1,952,469,842
Net Assets:
Class A	$503,750,965
Class C	$169,744,070
Class R	$6,016,240
Class Y	$500,924,465
Class R5	$6,107,551
Class R6	$765,926,551

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	70,018,737
Class C	23,699,011
Class R	835,003
Class Y	69,722,832
Class R5	848,446
Class R6	106,640,990
Class A:
Net asset value per share	$7.19
Maximum offering price per share
(Net asset value of $7.19 ÷ 97.50%)	$7.37
Class C:
Net asset value and offering price per share	$7.16
Class R:
Net asset value and offering price per share	$7.21
Class Y:
Net asset value and offering price per share	$7.18
Class R5:
Net asset value and offering price per share	$7.20
Class R6:
Net asset value and offering price per share	$7.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Floating Rate Fund

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Investment income:
Interest	$56,771,464
Dividends	1,504,491
Dividends from affiliated money market funds	611,641
Other income	13,767
Total investment income	58,901,363
Expenses:
Advisory fees	6,269,298
Administrative services fees	150,159
Custodian fees	157,576
Distribution fees:
Class A	653,266
Class C	705,406
Class R	14,759
Interest, facilities and maintenance fees	611,560
Transfer agent fees — A, C, R & Y	753,282
Transfer agent fees — R5	59
Transfer agent fees — R6	7,850
Trustees' and officers' fees and benefits	22,861
Registration and filing fees	58,246
Reports to shareholders	36,693
Professional services fees	56,498
Other	213,365
Total expenses	9,710,878
Less: Fees waived and/or expense offset arrangement(s)	(47,114)
Net expenses	9,663,764
Net investment income	49,237,599
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(15,307,120)
Foreign currencies	578,335
Forward foreign currency contracts	1,051,183
(13,677,602)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(28,766,948)

Foreign currencies	(598,750)

Forward foreign currency contracts	(1,186,338)

(30,552,036)

Net realized and unrealized gain (loss)	(44,229,638)
Net increase in net assets resulting from operations	$5,007,961

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Floating Rate Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	February 29,	August 31,
	2020	2019
Operations:
Net investment income	$49,237,599	$112,354,777
Net realized gain (loss)	(13,677,602)	(19,102,938)

Change in net unrealized appreciation (depreciation)	(30,552,036)	(39,595,063)
Net increase in net assets resulting from operations	5,007,961	53,656,776
Distributions to shareholders from distributable earnings:
Class A	(15,647,241)	(27,616,397)

Class C	(5,139,285)	(12,351,291)

Class R	(170,428)	(245,388)

Class Y	(16,873,497)	(37,987,697)

Class R5	(185,300)	(285,068)

Class R6	(24,920,775)	(34,526,997)

Total distributions from distributable earnings	(62,936,526)	(113,012,838)
Share transactions–net:
Class A	(20,422,495)	(34,336,728)

Class C	(38,528,253)	(165,492,535)
Class R	582,964	144,390
Class Y	(76,015,746)	(348,657,537)
Class R5	606,325	1,101,811
Class R6	(24,102,193)	213,357,164
Net increase (decrease) in net assets resulting from share transactions	(157,879,398)	(333,883,435)

Net increase (decrease) in net assets	(215,807,963)	(393,239,497)
Net assets:
Beginning of period	2,168,277,805	2,561,517,302
End of period	$1,952,469,842	$2,168,277,805

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Floating Rate Fund

Statement of Cash Flows

For the six months ended February 29, 2020 (Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$5,007,961

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(566,347,896)
Proceeds from sales of investments	732,997,900

Proceeds from sales of short-term investments, net	(18,979,142)

Amortization of premium on investment securities	(2,041,032)

Accretion of discount on investment securities	(28,178)

Decrease in receivables and other assets	454,239
Decrease in accrued expenses and other payables	(279,635)
Net realized loss from investment securities	15,305,335

Net change in unrealized depreciation on investment securities	28,770,141

Net change in unrealized depreciation of forward foreign currency contracts	1,186,338
Net cash provided by operating activities	196,046,031

Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(12,636,107)

Proceeds from shares of beneficial interest sold	193,002,160
Disbursements from shares of beneficial interest reacquired	(397,525,677)

Net cash provided by (used in) financing activities	(217,159,624)

Net decrease in cash and cash equivalents	(21,113,593)

Cash and cash equivalents at beginning of period	165,172,117
Cash and cash equivalents at end of period	$144,058,524

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$50,747,269

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$611,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Floating Rate Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Supplemental
											ratio of
											expenses
									Ratio of	Ratio of	to average
									expenses	expenses	net assets
			Net gains						to average	to average net with fee waivers
			(losses)						net assets	assets without	(excluding	Ratio of net
	Net asset		on securities		Dividends				with fee waivers	fee waivers	interest,	investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	and/or	and/or	facilities and	income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	expenses	expenses	maintenance	to average	Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return (b)	(000's omitted)	absorbed	absorbed	fees)	net assets	turnover (c)
Class A									1.11%(d)(e)	1.11%(d)(e)	1.05%(d)	4.64%(d)
Six months ended 02/29/20	$7.40	$0.17	$(0.16)	$ 0.01	$(0.22)	$7.19	0.11%	$503,751					26%
Year ended 08/31/19	7.57	0.35	(0.17)	0.18	(0.35)	7.40	2.50	539,003	1.08(e)	1.08(e)	1.03	4.71	55
Year ended 08/31/18	7.56	0.31	0.02	0.33	(0.32)	7.57	4.47	585,865	1.07(e)	1.08(e)	—	4.15	51
Year ended 08/31/17	7.42	0.31	0.14	0.45	(0.31)	7.56	6.17	630,740	1.06(e)	1.07(e)	—	4.05	68
Year ended 08/31/16	7.56	0.36	(0.14)	0.22	(0.36)	7.42	3.12	661,442	1.10(e)	1.11(e)	—	4.93	70
Year ended 08/31/15	7.95	0.35	(0.38)	(0.03)	(0.36)	7.56	(0.42)	850,891	1.06(e)	1.06(e)	—	4.51	59
Class C									1.61(d)(e)	1.61(d)(e)	1.55(d)	4.14(d)	26
Six months ended 02/29/20	7.37	0.15	(0.16)	(0.01)	(0.20)	7.16	(0.14)	169,744
Year ended 08/31/19	7.53	0.31	(0.16)	0.15	(0.31)	7.37	2.12	213,446	1.58(e)	1.58(e)	1.53	4.21	55
Year ended 08/31/18	7.53	0.28	0.00	0.28	(0.28)	7.53	3.81	387,685	1.57(e)	1.58(e)	—	3.65	51
Year ended 08/31/17	7.39	0.27	0.14	0.41	(0.27)	7.53	5.65	448,408	1.56(e)	1.57(e)	—	3.55	68
Year ended 08/31/16	7.52	0.32	(0.13)	0.19	(0.32)	7.39	2.74	458,340	1.60(e)	1.61(e)	—	4.43	70
Year ended 08/31/15	7.92	0.31	(0.39)	(0.08)	(0.32)	7.52	(1.07)	570,097	1.56(e)	1.56(e)	—	4.01	59
Class R									1.36(d)(e)	1.36(d)(e)	1.30(d)	4.39(d)	26
Six months ended 02/29/20	7.41	0.16	(0.15)	0.01	(0.21)	7.21	0.13	6,016
Year ended 08/31/19	7.58	0.33	(0.16)	0.17	(0.34)	7.41	2.25	5,604	1.33(e)	1.33(e)	1.28	4.46	55
Year ended 08/31/18	7.57	0.30	0.01	0.31	(0.30)	7.58	4.21	5,583	1.32(e)	1.33(e)	—	3.90	51
Year ended 08/31/17	7.44	0.29	0.13	0.42	(0.29)	7.57	5.76	6,345	1.31(e)	1.32(e)	—	3.80	68
Year ended 08/31/16	7.57	0.34	(0.13)	0.21	(0.34)	7.44	3.00	6,191	1.35(e)	1.36(e)	—	4.68	70
Year ended 08/31/15	7.97	0.33	(0.39)	(0.06)	(0.34)	7.57	(0.79)	11,969	1.31(e)	1.31(e)	—	4.26	59
Class Y									0.86(d)(e)	0.86(d)(e)	0.80(d)	4.89(d)	26
Six months ended 02/29/20	7.39	0.18	(0.16)	0.02	(0.23)	7.18	0.24	500,924
Year ended 08/31/19	7.56	0.37	(0.17)	0.20	(0.37)	7.39	2.76	592,107	0.83(e)	0.83(e)	0.78	4.96	55
Year ended 08/31/18	7.55	0.33	0.02	0.35	(0.34)	7.56	4.72	963,386	0.82(e)	0.83(e)	—	4.40	51
Year ended 08/31/17	7.41	0.32	0.15	0.47	(0.33)	7.55	6.43	977,034	0.81(e)	0.82(e)	—	4.30	68
Year ended 08/31/16	7.54	0.38	(0.13)	0.25	(0.38)	7.41	3.51	648,603	0.85(e)	0.86(e)	—	5.18	70
Year ended 08/31/15	7.94	0.37	(0.39)	(0.02)	(0.38)	7.54	(0.31)	805,611	0.81(e)	0.81(e)	—	4.76	59
Class R5									0.84(d)(e)	0.84(d)(e)	0.78(d)	4.91(d)	26
Six months ended 02/29/20	7.41	0.18	(0.16)	0.02	(0.23)	7.20	0.25	6,108
Year ended 08/31/19	7.58	0.37	(0.16)	0.21	(0.38)	7.41	2.80	5,672	0.83(e)	0.83(e)	0.78	4.96	55
Year ended 08/31/18	7.57	0.33	0.02	0.35	(0.34)	7.58	4.73	4,696	0.81(e)	0.82(e)	—	4.41	51
Year ended 08/31/17	7.43	0.32	0.15	0.47	(0.33)	7.57	6.43	2,830	0.82(e)	0.83(e)	—	4.29	68
Year ended 08/31/16	7.56	0.38	(0.13)	0.25	(0.38)	7.43	3.52	1,858	0.84(e)	0.85(e)	—	5.19	70
Year ended 08/31/15	7.96	0.37	(0.39)	(0.02)	(0.38)	7.56	(0.29)	3,466	0.80(e)	0.80(e)	—	4.77	59
Class R6									0.74(d)(e)	0.74(d)(e)	0.68(d)	5.01(d)
Six months ended 02/29/20	7.39	0.18	(0.16)	0.02	(0.23)	7.18	0.29	765,927					26
Year ended 08/31/19	7.56	0.38	(0.17)	0.21	(0.38)	7.39	2.86	812,446	0.74(e)	0.74(e)	0.69	5.05	55
Year ended 08/31/18	7.55	0.34	0.02	0.36	(0.35)	7.56	4.83	614,302	0.73(e)	0.74(e)	—	4.49	51
Year ended 08/31/17	7.41	0.33	0.15	0.48	(0.34)	7.55	6.53	617,349	0.72(e)	0.73(e)	—	4.39	68
Year ended 08/31/16	7.56	0.39	(0.16)	0.23	(0.38)	7.41	3.34	555,172	0.75(e)	0.76(e)	—	5.28	70
Year ended 08/31/15	7.95	0.38	(0.38)	0.00	(0.39)	7.56	(0.06)	97,902	0.70(e)	0.70(e)	—	4.87	59

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)Ratios are annualized and based on average daily net assets (000's omitted) of $523,958, $188,576, $5,920, $546,260, $5,909 and $788,959 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)Ratio includes line of credit expense of 0.06%, 0.05%, 0.05%, 0.05%, 0.05% and 0.03% for the six months ended February 29, 2020 and the years ended August 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Invesco Floating Rate Fund

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Floating Rate Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund's investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash

31	Invesco Floating Rate Fund

dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

F.Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

G.Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.

J.Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.Indemnifications – Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

L.Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

32	Invesco Floating Rate Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties ("Counterparties") to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.Industry Focus — To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund's performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

O.Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund's ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

P.Other Risks - The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. The Fund invests in corporate loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants". The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund's investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund's transaction costs.

Q.Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the NAV of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund's leverage strategy will be successful.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.650%

Next $4.5 billion	0.600%
Next $5 billion	0.575%
Over $10 billion	0.550%

For the six months ended February 29, 2020, the effective advisory fee rate incurred by the Fund was 0.61%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.00%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total

33	Invesco Floating Rate Fund

annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes;

(3)dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $45,351.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

Invesco has entered into service agreements whereby State Street Bank and Trust Company ("SSB") serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund's custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $18,335 in front-end sales commissions from the sale of Class A shares and $21,742 and $4,195 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund's policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended February 29, 2020, there were transfers from Level 3 to Level 2 of $33,722,162, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $32,512,554, due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$1,553,930,413	$81,496,937	$1,635,427,350
U.S. Dollar Denominated Bonds & Notes	—	129,356,441	3,307,774	132,664,215
Common Stocks & Other Equity Interests	14,360,444	18,180,180	2,319,440	34,860,064
Non-U.S. Dollar Denominated Bonds & Notes	—	25,272,741	—	25,272,741
Asset-Backed Securities	—	14,453,662	—	14,453,662
Preferred Stocks	203,939	773,798	0	977,737
Money Market Funds	130,662,444	—	—	130,662,444
Total Investments in Securities	145,226,827	1,741,967,235	87,124,151	1,974,318,213
34	Invesco Floating Rate Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Investments Matured	$—	$7,849	$100,731	$108,580
Forward Foreign Currency Contracts	—	4,767,502	—	4,767,502
	—	4,775,351	100,731	4,876,082
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,848,249)	—	(2,848,249)
Total Other Investments	—	1,927,102	100,731	2,027,833
Total Investments	$145,226,827	$1,743,894,337	$87,224,882	$1,976,346,046

*Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 29, 2020:

						Change in
				Accrued		Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Realized	Appreciation	into	out of	Value
	August 31, 2019	at Cost	from Sales	Premiums	Gain (Loss)	(Depreciation)	Level 3	Level 3	February 29, 2020
Variable
Rate Senior
Loan
Interests	$88,322,318	$14,426,174	$(22,534,094)	$118,573	$(286,771)	$(169,038)	$29,204,780	$(27,585,005)	$81,496,937
U.S. Dollar
Denominated
Bonds &
Notes	39,038	437,961	(482,105)	–	–	5,106	3,307,774	–	3,307,774

Common
Stocks &
Other
Equity
Interests	10,942,538	1,293,915	(2,547,115)	–	11	(1,240,601)	–	(6,129,308)	2,319,440
Preferred
Stocks	110,369	–	(34,400)	–	(74,939)	(1,030)	–	–	0
Investments
Matured	140,399	39,038	(86,925)	45,848	(37,131)	7,351	–	(7,849)	100,731
Total	$99,554,662	$16,197,088	$(25,684,639)	$164,421	$(398,830)	$(1,398,212)	$32,512,554	$(33,722,162)	$87,224,882

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund's derivative investments, detailed by primary risk exposure, held as of February 29, 2020:

Value
Currency
Derivative Assets	Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$ 4,767,502
Derivatives not subject to master netting agreements	-

Total Derivative Assets subject to master netting agreements	$ 4,767,502
Value
Currency
Derivative Liabilities	Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(2,848,249)
Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$(2,848,249)

35	Invesco Floating Rate Fund

Offsetting Assets and Liabilities

The table below reflects the Fund's exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 29, 2020.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount
Bank of America Merrill Lynch	$930,030	$(929,589)	$441	$–	$–	$441
Barclays Bank PLC	166,463	–	166,463	–	–	166,463
Canadian Imperial Bank of Commerce	390,028	–	390,028	–	–	390,028

Citibank N.A.	1,492,109	(929,712)	562,397	–	–	562,397
Goldman Sachs & Co.	162,448	–	162,448	–	–	162,448
Royal Bank of Canada	429,048	(111,311)	317,737	–	–	317,737

Toronto Dominion Bank	1,197,376	(877,637)	319,739	–	–	319,739

Total	$4,767,502	$(2,848,249)	$1,919,253	$–	$–	$1,919,253

Effect of Derivative Investments for the six months ended February 29, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Currency
Risk
Realized Gain:
Forward foreign currency contracts	$ 1,051,183

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(1,186,338)

Total	$ (135,155)
The table below summarizes the average notional value of derivatives held during the period.
Forward
Foreign Currency
Contracts
Average notional value	$434,056,793

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,763.

NOTE 6—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees' and Officers' Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

Effective July 17, 2019, the Board of Trustees of the Fund approved a revolving line of credit agreement with SSB in which the Fund may borrow up to the lesser of (1) $475,000,000 or (2) the limits set by its prospectus for borrowings. During the six months ended February 29, 2020, the Fund did not draw on the revolving line of credit. This agreement will expire on July 15, 2020. Prior to July 17, 2019, the Fund could borrow up to the lesser of (1) $500,000,000 or (2) the limits set by its prospectus for borrowings.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund's total assets, or when any borrowings from an Invesco Fund are outstanding.

The Fund is subject to certain covenants relating to the revolving line of credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving line of credit agreement.

36	Invesco Floating Rate Fund

NOTE 8—Unfunded Loan Commitments

As of February 29, 2020, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

		Principal
Borrower	Type	Amount(a)		Value
Aernnova Aerospace S.A.U.	Delayed Draw Term Loan	EUR	91,710	$102,129

EyeCare Partners, LLC	Delayed Draw Term Loan		38,370	37,923
IAP Worldwide Services, Inc.	Revolver Loan		836,351	836,351

Manna Pro Products, LLC	Delayed Draw Term Loan		48,185	47,703

McDermott Technology (Americas), Inc.	DIP LOC		6,610,320	6,494,573
Pacific Gas and Electric Co.	Delayed Draw Term Loan		1,826,588	1,826,588
Southcross Energy Partners, L.P.	Revolver Loan		156,718	156,718

Transtar Holding Co.	Delayed Draw Term Loan		242,525	242,525
Unilabs Diagnostics AB	Revolver Loan	EUR1,849,988		2,023,322
Vue International Bidco PLC	Delayed Draw Term Loan B	EUR	113,858	124,280

				$11,892,112

(a)Principal amounts are denominated in U.S. Dollars unless otherwise noted.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2019, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$5,074,458	$117,656,177	$122,730,635

*Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $527,361,713 and $762,339,457, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments				$25,765,612
Aggregate unrealized (depreciation) of investments				(148,172,471)

Net unrealized appreciation (depreciation) of investments				$(122,406,859)
Cost of investments for tax purposes is $2,098,752,905.
NOTE 11—Share Information
		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	6,959,940	$ 51,083,574	15,746,107	$117,484,809
Class C	4,344,465	31,831,522	5,442,356	40,396,244
Class R	82,446	607,357	221,829	1,665,718
Class Y	11,224,500	82,325,086	38,926,147	290,596,950
Class R5	120,661	885,070	402,269	3,010,002
Class R6	3,736,682	27,402,443	37,218,832	277,284,357
37	Invesco Floating Rate Fund

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	1,581,467	$11,579,512	2,734,932	$20,340,764
Class C	487,237	3,553,004	1,145,899	8,487,397
Class R	47,213	347,478	132,321	992,417
Class Y	1,416,376	10,355,783	3,018,195	22,419,700
Class R5	25,300	185,300	38,190	284,045
Class R6	3,381,782	24,726,192	4,617,525	34,282,066
Automatic conversion of Class C shares to Class A shares:
Class A	2,658,031	19,589,644	13,611,986	100,418,260
Class C	(2,669,529)	(19,589,644)	(13,685,012)	(100,418,260)
Reacquired:
Class A	(13,980,156)	(102,675,225)	(36,698,991)	(272,580,561)

Class C	(7,420,262)	(54,323,135)	(15,398,333)	(113,957,916)

Class R	(50,458)	(371,871)	(334,882)	(2,513,745)

Class Y	(23,005,302)	(168,696,615)	(89,312,275)	(661,674,187)

Class R5	(63,091)	(464,045)	(294,726)	(2,192,236)

Class R6	(10,392,131)	(76,230,828)	(13,201,426)	(98,209,259)

Net increase (decrease) in share activity	(21,514,829)	$(157,879,398)	(45,669,057)	$(333,883,435)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 12—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

38	Invesco Floating Rate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
			ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(09/01/19)	(02/29/20)1	Period	(02/29/20)2	Period2	Ratio
Class A	$1,000.00	$1,002.50	$5.53	$1,019.34	$5.57	1.11%

Class C	1,000.00	1,000.00	8.01	1,016.86	8.07	1.61

Class R	1,000.00	1,001.30	6.77	1,018.10	6.82	1.36

Class Y	1,000.00	1,003.80	4.28	1,020.59	4.32	0.86
Class R5	1,000.00	1,002.50	4.18	1,020.69	4.22	0.84

Class R6	1,000.00	1,004.30	3.69	1,021.18	3.72	0.74

1The actual ending account value is based on the actual total return of the Fund for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

39	Invesco Floating Rate Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	FLR-SAR-1

Semiannual Report to Shareholders	February 29, 2020

Invesco Global Real Estate Income Fund

Nasdaq:

A: ASRAX ￿ C: ASRCX ￿ Y: ASRYX ￿ R5: ASRIX ￿ R6: ASRFX

2Letters to Shareholders

3 Fund Performance

5 Schedule of Investments

9Financial Statements

12 Financial Highlights

13 Notes to Financial Statements

18 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco's efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you'll find detailed information about our funds, including perfor- mance, holdings and portfolio manager commentaries. You can access information about your account by com- pleting a simple, secure online registration. To do so, select "Log In" on the right side of the homepage, and then select "Register for Individual Account Access."

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.inves- co.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2Invesco Global Real Estate Income Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, August 31, 2019 to February 29, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–1.68%
Class C Shares	–2.07
Class Y Shares	–1.57
Class R5 Shares	–1.54
Class R6 Shares	–1.49
MSCI World Index￿ (Broad Market Index)	0.88
Custom Invesco Global Real Estate Income Index￿ (Style-Specific Index)	–3.64
Lipper Global Real Estate Funds Classification Average￿ (Peer Group)	–1.86

Source(s): ￿RIMES Technologies Corp.; ￿Invesco, RIMES Technologies Corp.;￿Lipper Inc.

The MSCI World Index (Net) is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds appli- cable taxes for non-resident investors.

The Custom Invesco Global Real Estate Income Index is composed of FTSE Nareit All Equity REIT Index through August 31, 2011, and FTSE EPRA/Nareit Developed Index, which is computed using the net return by withholding applicable taxes, thereafter.

The Lipper Global Real Estate Funds Classification Average represents an average of all funds in the Lipper Global Real Estate Funds classification.

The FTSE Nareit All Equity REIT Index is considered representative of US REITs. The FTSE EPRA/Nareit Developed index is considered representative of global real estate companies and REITs.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate sig- nificantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund's portfolio managers by visiting invesco.com/us. Click on "Products" and select "Mutual Funds." Use the "Product Finder" to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund's investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco's investment professionals share their in- sights about market and economic news and trends.

3Invesco Global Real Estate Income Fund

Average Annual Total Returns

As of 2/29/90, including maximum applicable sales charges

Class A Shares

Inception (5/31/02)		7.62%
10 Years		6.64
5	Years	2.39
1	Year	–0.94
Class C Shares
Inception (3/9/07)		3.22%
10 Years		6.43
5	Years	2.75
1	Year	2.95
Class Y Shares
Inception (10/3/08)		7.11%
10 Years		7.50
5	Years	3.79
1	Year	4.96
Class R5 Shares
Inception (3/9/07)		4.20%
10 Years		7.60
5	Years	3.87
1	Year	5.05
Class R6 Shares
10 Years		7.58%
5	Years	3.94
1	Year	5.15

On March 12, 2007, the Fund reorganized from a Closed-End Fund to an Open-End Fund. Performance shown prior to that date is that of the Closed-End Fund's Common shares and includes the fees applicable to Common shares.

Class R6 shares incepted on Septem-

ber 24, 2012. Performance shown prior to that date is that of Class A shares and in- cludes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month- end performance. Performance figures re- flect reinvested distributions (reinvested at net asset value, except for periods prior to March 12, 2007 where reinvestments were made at the lower of the Closed-End Fund's net asset value or market price), changes in net asset value and the effect of the maxi- mum sales charge unless otherwise stated. Performance figures do not reflect deduc- tion of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC)

for the period involved. The CDSC on

Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Fund performance reflects any applicable fee waivers and/or expense reimburse- ments. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more informa- tion.

Fund performance was positively im- pacted by a temporary 2% fee on redemp- tions that was in effect from March 12, 2007 to March 12, 2008. Without income from this temporary fee, returns would have been lower.

4Invesco Global Real Estate Income Fund

Schedule of Investments

February 29, 2020 (Unaudited)

SharesValue

Common Stocks & Other Equity Interests–56.00%

Australia–1.98%
Charter Hall Long Wale REIT	211,335	$758,589
Dexus	711,855	5,573,759
GPT Group (The)	573,619	2,139,937
Mirvac Group	956,411	1,871,425
Scentre Group	1,732,836	3,859,605
		14,203,315
Belgium–0.29%
Cofinimmo S.A.	7,901	1,262,075
VGP N.V.	7,749	822,614
		2,084,689
Canada–3.10%
Allied Properties REIT	157,100	6,375,293
Canadian Apartment Properties REIT	71,700	2,998,339
H&R REIT	234,600	3,392,502
Killam Apartment REIT	53,300	852,165
SmartCentres REIT	231,700	4,968,021
Summit Industrial Income REIT	388,800	3,678,719
		22,265,039
France–1.35%
ICADE	42,491	4,244,855
Unibail-Rodamco-Westfield	45,109	5,445,030
		9,689,885
Germany–3.95%
Aroundtown S.A.	600,701	5,199,023
Deutsche Wohnen SE	102,886	4,153,140
Grand City Properties S.A.	106,846	2,504,587
LEG Immobilien AG	33,995	4,062,115
Vonovia SE	231,936	12,458,967
		28,377,832
Hong Kong–2.79%
CK Asset Holdings Ltd.	501,500	3,157,203
Hang Lung Properties Ltd.	1,506,000	3,318,799
Link REIT	478,500	4,456,658
New World Development Co. Ltd.	2,865,000	3,714,846
Sino Land Co. Ltd.	1,892,000	2,532,309
Sun Hung Kai Properties Ltd.	201,500	2,885,845
		20,065,660
Italy–0.26%
Infrastrutture Wireless Italiane S.p.A.(a)	178,467	1,836,220
Japan–7.93%
Activia Properties, Inc.	999	4,688,552
Advance Residence Investment Corp.	593	1,737,721
Comforia Residential REIT, Inc.	913	2,796,809
Daiwa House REIT Investment Corp.	1,440	3,597,033
Daiwa Office Investment Corp.	378	2,893,577
Invincible Investment Corp.	3,754	1,499,478
Japan Prime Realty Investment Corp.	257	1,122,530
Japan Real Estate Investment Corp.	551	3,708,244
	Shares	Value
Japan–(continued)
Japan Rental Housing Investments, Inc.	1,981	$ 1,790,107
Japan Retail Fund Investment Corp.	959	1,806,281
LaSalle Logiport REIT	2,180	3,194,319
Mitsui Fudosan Co. Ltd.	339,500	7,864,913
Mitsui Fudosan Logistics Park, Inc.(b)	748	3,313,991
Mori Hills REIT Investment Corp.	1,814	2,852,092
Nippon Accommodations Fund, Inc.	456	2,787,877
Nippon Building Fund, Inc.	294	2,179,279
Nippon Prologis REIT, Inc.(b)	1,069	2,840,574
Nomura Real Estate Holdings, Inc.	89,000	1,938,711
Sumitomo Realty & Development Co. Ltd.	59,100	1,864,569
Tokyu Fudosan Holdings Corp.	396,400	2,494,004
		56,970,661
Mexico–0.39%
Macquarie Mexico Real Estate Management
S.A. de C.V.(a)	710,300	942,592
PLA Administradora Industrial, S. de R.L.
de C.V.	592,900	892,829
Prologis Property Mexico S.A. de C.V.	437,500	924,211
Prologis Property Mexico S.A. de C.V., Rts.
expiring 03/17/2020(b)(c)	437,500	137
		2,759,769
Singapore–3.11%
Ascendas REIT	2,384,032	5,258,553
CapitaLand Commercial Trust	1,484,700	1,993,072
CapitaLand Ltd.	1,102,400	2,818,175
CapitaLand Mall Trust	88,400	144,940
City Developments Ltd.	245,400	1,720,515
Keppel DC REIT	985,300	1,624,117
Mapletree Commercial Trust	3,019,079	4,586,800
Mapletree Logistics Trust	3,157,700	4,200,582
		22,346,754
South Africa–0.08%
Equites Property Fund Ltd.	539,922	603,352
Spain–1.53%
Atlantica Yield PLC	171,979	4,971,913
Cellnex Telecom S.A.(a)	45,789	2,240,354
Merlin Properties SOCIMI S.A.	294,500	3,799,762
		11,012,029
Sweden–0.89%
Fabege AB	141,224	2,323,127
Wihlborgs Fastigheter AB	211,686	4,065,313
		6,388,440
Switzerland–1.02%
Swiss Prime Site AG(b)	60,793	7,329,558
United Kingdom–3.59%
Assura PLC	3,110,536	2,954,902
Big Yellow Group PLC	201,036	2,757,317
Derwent London PLC	20,160	1,024,409
GCP Student Living PLC	678,726	1,651,519

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Invesco Global Real Estate Income Fund

	Shares	Value
United Kingdom–(continued)
Grainger PLC	187,484	$711,877
Land Securities Group PLC	614,819	6,619,274
Regional REIT Ltd.(a)	797,609	1,151,987
Segro PLC	360,862	3,819,932
Stenprop Ltd.	144,614	229,927
Tritax Big Box REIT PLC	2,918,431	4,890,585
		25,811,729
United States–23.74%
Agree Realty Corp.	42,336	3,040,572
American Homes 4 Rent, Class A	104,674	2,710,010
American Tower Corp.	30,558	6,930,554
Americold Realty Trust	88,274	2,707,364
Apple Hospitality REIT, Inc.	130,506	1,705,713
AvalonBay Communities, Inc.	51,949	10,420,450
Boston Properties, Inc.	98,296	12,674,286
Camden Property Trust	30,262	3,207,167
CareTrust REIT, Inc.	62,635	1,307,192
Crown Castle International Corp.	38,375	5,498,754
CyrusOne, Inc.	32,635	1,977,028
Digital Realty Trust, Inc.	50,427	6,056,787
Dominion Energy, Inc.	41,157	3,217,654
Empire State Realty Trust, Inc., Class A	157,568	1,843,546
EPR Properties	46,617	2,761,591
Essential Properties Realty Trust, Inc.	150,327	3,443,992
Extra Space Storage, Inc.	21,077	2,115,288
Four Corners Property Trust, Inc.	103,174	2,960,062
Healthpeak Properties, Inc.	332,133	10,508,688
Hudson Pacific Properties, Inc.	287,968	9,295,607
Macerich Co. (The)	220,776	4,508,246
Medical Properties Trust, Inc.	87,275	1,844,121
Omega Healthcare Investors, Inc.	89,608	3,548,477
Park Hotels & Resorts, Inc.	234,528	4,282,481
Pebblebrook Hotel Trust	147,571	2,982,410
Prologis, Inc.	114,814	9,676,524
QTS Realty Trust, Inc., Class A	35,548	1,996,731
RLJ Lodging Trust	313,524	4,141,652
STAG Industrial, Inc.	284,575	7,962,408
Sunstone Hotel Investors, Inc.	214,709	2,351,064
UDR, Inc.	63,087	2,837,653
Ventas, Inc.	271,179	14,581,295
VICI Properties, Inc.	395,172	9,903,010
Vornado Realty Trust	53,583	2,870,977
Welltower, Inc.	17,304	1,294,685
Weyerhaeuser Co.	53,396	1,387,228
		170,551,267
Total Common Stocks & Other Equity Interests
(Cost $384,711,901)		402,296,199
Preferred Stocks–20.09%
United States–20.09%
American Homes 4 Rent, 6.50%, Series D,
Pfd.	293,166	7,595,931
American Homes 4 Rent, 6.35%, Series E,
Pfd.	357,532	9,252,928
American Homes 4 Rent, 5.88%, Series F,
Pfd.	230,249	5,896,677
American Homes 4 Rent, 5.88%, Series G,
Pfd.	74,800	1,906,652
	Shares	Value
United States–(continued)
American Homes 4 Rent, 6.25%, Series H,
Pfd.	73,300	$ 1,941,717
Crown Castle International Corp., 6.88%,
Series A, Conv. Pfd.	8,636	11,007,359
DCP Midstream L.P., 7.88%, Series B, Pfd.	200,900	4,343,458
DCP Midstream L.P., 7.95%, Series C, Pfd.	78,100	1,743,192
Digital Realty Trust, Inc., 6.63%, Series C,
Pfd.	109,900	2,937,627
Digital Realty Trust, Inc., 6.35%, Series I,
Pfd.	312,800	8,070,240
Digital Realty Trust, Inc., 5.25%, Series J,
Pfd.	136,500	3,449,355
Digital Realty Trust, Inc., 5.20%, Series L,
Pfd.	115,000	2,877,300
Dominion Energy, Inc., 7.25%, Series A,
Conv. Pfd.	32,660	3,270,899
Eagle Hospitality Properties Trust, Inc.,
8.25%, Series A, Pfd.	195,800	1,469
Enbridge, Inc., 6.38%, Series B, Pfd.	141,000	3,575,760
EnLink Midstream Partners L.P., 6.00%,
Series C, Pfd.	4,425,000	2,935,700
EPR Properties, 5.75%, Series G, Pfd.	57,400	1,449,350
National Retail Properties, Inc., 5.20%,
Series F, Pfd.	215,008	5,396,701
National Storage Affiliates Trust, 6.00%,
Series A, Pfd.	33,000	884,400
NuStar Logistics L.P., 8.57%, Pfd., (3 mo.
USD LIBOR + 6.73%)(d)	199,400	4,915,210
Pebblebrook Hotel Trust, 6.50%, Series C,
Pfd.	173,470	4,111,239
Pebblebrook Hotel Trust, 6.38%, Series E,
Pfd.	179,361	4,353,092
Pebblebrook Hotel Trust, 6.30%, Series F,
Pfd.	58,006	1,346,319
Public Storage, 4.95%, Series D, Pfd.	231,300	5,768,622
Public Storage, 5.15%, Series F, Pfd.	13,700	348,528
QTS Realty Trust, Inc., 7.13%, Series A,
Pfd.	181,573	4,860,709
Rexford Industrial Realty, Inc., 5.63%,
Series C, Pfd.	89,300	2,241,430
Sempra Energy, 6.00%, Series A, Conv.
Pfd.	99,304	11,125,027
STAG Industrial, Inc., 6.88%, Series C,
Pfd.	110,300	2,842,431
Summit Hotel Properties, Inc., 6.25%,
Series E, Pfd.	252,049	6,044,135
Sunstone Hotel Investors, Inc., 6.95%,
Series E, Pfd.	139,400	3,577,004
Sunstone Hotel Investors, Inc., 6.45%,
Series F, Pfd.	35,000	887,250
Targa Resources Partners L.P., 9.00%,
Series A, Pfd.	284,600	7,023,928
VEREIT, Inc., 6.70%, Series F, Pfd.	55,494	1,387,350
Vornado Realty Trust, 5.40%, Series L,
Pfd.	97,600	2,440,000
Vornado Realty Trust, 5.25%, Series M,
Pfd.	99,500	2,513,370
Total Preferred Stocks (Cost $145,642,760)		144,322,359

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Invesco Global Real Estate Income Fund

		Principal
		Amount	Value
Asset-Backed Securities–15.78%
Austin Fairmont Hotel Trust,
Series 2019-FAIR, Class F, 4.46%
(1 mo. USD LIBOR + 2.80%),
09/15/2032(a)(d)		$ 8,000,000	$ 8,023,446
Commercial Mortgage Trust,
Series 2014-CR21, Class D,
3.93%, 12/10/2047(a)(e)		10,711,000	10,961,053
GS Mortgage Securities Corp. Trust,
Series 2017-500K, Class G, 4.16%
(1 mo. USD LIBOR + 2.50%),
07/15/2032(a)(d)		8,244,000	8,260,965
GS Mortgage Securities Trust,
Series 2015-590M, Class E,
3.81%, 10/10/2035(a)(e)		13,800,000	14,238,002
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Series 2017-MARK, Class D,
4.04%, 06/05/2032(a)(e)		5,000,000	5,083,620
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2012-C8,
Class E, 4.65%, 09/15/2022(a)(e)		7,805,000	7,791,701
JPMBB Commercial Mortgage
Securities Trust, Series 2014-C26,
4.99%, 09/15/2024(a)		10,000,000	10,645,172
Morgan Stanley Bank of America Merrill
Lynch Trust,
Series 2013-C12, Class D, 4.77%,
10/15/2046(a)(e)		13,510,000	14,105,148
Series 2013-C9, Class E, 4.12%,
05/15/2046(a)(e)		7,332,630	7,409,235
Morgan Stanley Capital I Trust,
Series 2017-CLS, Class F, 4.26%
(1 mo. USD LIBOR + 2.60%),
11/15/2034(a)(d)		7,700,000	7,725,024
Series 2006-IQ11, Class B, 6.09%,
10/15/2042(e)		213,812	217,479
Natixis Commercial Mortgage Securities
Trust,
Series 2018-285M, Class E,
3.79%, 11/15/2032(a)(e)		11,150,000	11,449,130
Series 2019-1776, Class F,
4.30%, 10/15/2036(a)		4,346,500	4,446,448
Investment Abbreviations:
Conv. – Convertible
LIBOR – London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Rts.	– Rights
USD	– U.S. Dollar

Notes to Schedule of Investments:

	Principal
	Amount	Value
New Orleans Hotel Trust,
Series 2019-HNLA, Class F, 5.35%
(1 mo. USD LIBOR + 3.69%),
04/15/2032(a)(d)	$ 3,000,000	$ 3,019,077
Total Asset-Backed Securities (Cost $108,202,401)		113,375,500

U.S. Dollar Denominated Bonds & Notes–3.16%

United States–3.16%

CenterPoint Energy, Inc., Series A,
6.13%(f)	1,958,000	2,020,274
Equinix, Inc., 5.88%, 01/15/2026	5,000,000	5,293,650
Hilton Worldwide Finance LLC/Hilton
Worldwide Finance Corp., 4.88%,
04/01/2027	3,500,000	3,585,225
Lamar Media Corp., 5.75%,
02/01/2026	5,000,000	5,209,500
MPT Operating Partnership L.P./MPT
Finance Corp., 5.00%,
10/15/2027	3,900,000	4,079,536
Targa Resources Partners L.P./Targa
Resources Partners Finance Corp.,
4.25%, 11/15/2023	2,500,000	2,481,463
Total U.S. Dollar Denominated Bonds & Notes
(Cost $22,837,078)		22,669,648
Money Market Funds–4.51%	Shares

Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(g)	11,341,191	11,341,191
Invesco Liquid Assets Portfolio,
Institutional Class, 1.64%(g)	8,063,412	8,067,444
Invesco Treasury Portfolio, Institutional
Class, 1.48%(g)	12,961,361	12,961,361
Total Money Market Funds (Cost $32,368,594)		32,369,996
TOTAL INVESTMENTS IN SECURITIES—99.54%
(Cost $693,762,734)		715,033,702
OTHER ASSETS LESS LIABILITIES–0.46%		3,325,350
NET ASSETS–100.00%		$718,359,052

(a)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $119,329,174, which represented 16.61% of the Fund's Net Assets.

(b)Non-income producing security.

(c)Security valued using significant unobservable inputs (Level 3). See Note 3.

(d)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(e)Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 29, 2020.

(f)Perpetual bond with no specified maturity date.

(g)The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Invesco Global Real Estate Income Fund

Portfolio Composition

By country, based on Net Assets as of February 29, 2020

United States	62.77%
Japan	7.93
Germany	3.95

United Kingdom	3.59

Singapore	3.11
Canada	3.10
Hong Kong	2.79

Countries each less than 2% of portfolio	7.79
Money Market Funds Plus Other Assets Less Liabilities	4.97

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Invesco Global Real Estate Income Fund

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets:
Investments in securities, at value
(Cost $661,394,140)	$682,663,706
Investments in affiliated money market funds, at value
(Cost $32,368,594)	32,369,996
Foreign currencies, at value (Cost $704,869)	705,357
Receivable for:
Investments sold	4,297,873
Fund shares sold	535,542
Dividends	1,544,147
Interest	702,076
Investment for trustee deferred compensation and
retirement plans	134,579
Other assets	45,245
Total assets	722,998,521
Liabilities:
Payable for:
Investments purchased	3,042,431
Fund shares reacquired	875,988
Accrued fees to affiliates	333,346
Accrued trustees' and officers' fees and benefits	3,360
Accrued other operating expenses	236,689
Trustee deferred compensation and retirement plans	147,655
Total liabilities	4,639,469
Net assets applicable to shares outstanding	$718,359,052
Net assets consist of:
Shares of beneficial interest	$702,584,948
Distributable earnings	15,774,104
$718,359,052
Net Assets:
Class A	$165,573,495
Class C	$31,078,431
Class Y	$383,185,335
Class R5	$4,036,246
Class R6	$134,485,545

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	18,794,519
Class C	3,534,567
Class Y	43,628,702
Class R5	458,413
Class R6	15,275,098
Class A:
Net asset value per share	$8.81
Maximum offering price per share
(Net asset value of $8.81 ÷ 94.50%)	$9.32
Class C:
Net asset value and offering price per share	$8.79
Class Y:
Net asset value and offering price per share	$8.78
Class R5:
Net asset value and offering price per share	$8.80
Class R6:
Net asset value and offering price per share	$8.80

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Invesco Global Real Estate Income Fund

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $429,496)	$ 11,560,691
Interest	3,480,878
Dividends from affiliated money market funds	228,843
Total investment income	15,270,412
Expenses:
Advisory fees	2,764,016
Administrative services fees	52,382
Custodian fees	38,706
Distribution fees:
Class A	221,217
Class C	173,337
Transfer agent fees — A, C and Y	468,123
Transfer agent fees — R5	2,265
Transfer agent fees — R6	4,049
Trustees' and officers' fees and benefits	11,513
Registration and filing fees	31,377
Reports to shareholders	88,370
Professional services fees	38,467
Other	18,795
Total expenses	3,912,617
Less: Fees waived and/or expense offset arrangement(s)	(14,978)
Net expenses	3,897,639
Net investment income	11,372,773
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	27,289,567
Foreign currencies	(28,565)
27,261,002
Change in net unrealized appreciation (depreciation) of:
Investment securities	(50,472,254)
Foreign currencies	7,960
(50,464,294)

Net realized and unrealized gain (loss)	(23,203,292)

Net increase (decrease) in net assets resulting from operations	$(11,830,519)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Global Real Estate Income Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	February 29,	August 31,
	2020	2019
Operations:
Net investment income	$11,372,773	$29,156,557
Net realized gain	27,261,002	12,963,340
Change in net unrealized appreciation (depreciation)	(50,464,294)	30,149,611
Net increase (decrease) in net assets resulting from operations	(11,830,519)	72,269,508
Distributions to shareholders from distributable earnings:
Class A	(11,305,264)	(5,952,860)

Class C	(2,098,638)	(1,171,631)

Class Y	(25,556,860)	(21,134,426)

Class R5	(302,669)	(171,798)

Class R6	(9,152,220)	(5,128,822)

Total distributions from distributable earnings	(48,415,651)	(33,559,537)
Share transactions–net:
Class A	4,539,955	(21,446,550)

Class C	(5,350,883)	(14,377,162)

Class Y	25,612,485	(303,636,604)

Class R5	(132,685)	(1,350,688)

Class R6	8,516,180	(5,023,529)

Net increase (decrease) in net assets resulting from share transactions	33,185,052	(345,834,533)

Net increase (decrease) in net assets	(27,061,118)	(307,124,562)
Net assets:
Beginning of period	745,420,170	1,052,544,732
End of period	$718,359,052	$745,420,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Global Real Estate Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of	Ratio of
											expenses	expenses
			Net gains								to average	to average net
			(losses)								net assets	assets without	Ratio of net
	Net asset		on securities		Dividends	Distributions					with fee waivers	fee waivers	investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or	and/or	income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end ofperiod	expenses	expenses	to average	Portfolio
	ofperiod	income(a)	unrealized)	operations	income	gains	distributions	ofperiod	return (b)	(000's omitted)	absorbed	absorbed	net assets	turnover (c)
Class A											1.22%(d)	1.22%(d)	2.87%(d)
Six months ended 02/29/20	$9.57	$0.13	$(0.28)	$(0.15)	$(0.36)	$(0.25)	$(0.61)	$8.81	(1.68)%	$165,573				29%
Year ended 08/31/19	9.11	0.28	0.49	0.77	(0.31)	—	(0.31)	9.57	8.69	175,013	1.25	1.25	3.05	41
Year ended 08/31/18	9.18	0.30	(0.02)	0.28	(0.35)	—	(0.35)	9.11	3.11	188,658	1.24	1.24	3.33	59
Year ended 08/31/17	9.30	0.26	(0.02)	0.24	(0.36)	—	(0.36)	9.18	2.76	244,129	1.25	1.25	2.88	43
Year ended 08/31/16	8.81	0.30	0.67	0.97	(0.28)	(0.20)	(0.48)	9.30	11.54	385,887	1.24	1.24	3.37	60
Year ended 08/31/15	9.48	0.29	(0.57)	(0.28)	(0.38)	(0.01)	(0.39)	8.81	(3.08)	499,799	1.22	1.22	3.12	60
Class C											1.97(d)	1.97(d)	2.12(d)	29
Six months ended 02/29/20	9.55	0.10	(0.28)	(0.18)	(0.33)	(0.25)	(0.58)	8.79	(2.07)	31,078
Year ended 08/31/19	9.09	0.21	0.49	0.70	(0.24)	—	(0.24)	9.55	7.89	39,088	2.00	2.00	2.30	41
Year ended 08/31/18	9.16	0.23	(0.02)	0.21	(0.28)	—	(0.28)	9.09	2.34	51,925	1.99	1.99	2.58	59
Year ended 08/31/17	9.28	0.19	(0.02)	0.17	(0.29)	—	(0.29)	9.16	1.99	70,537	2.00	2.00	2.13	43
Year ended 08/31/16	8.79	0.23	0.67	0.90	(0.21)	(0.20)	(0.41)	9.28	10.72	95,245	1.99	1.99	2.62	60
Year ended 08/31/15	9.46	0.22	(0.57)	(0.35)	(0.31)	(0.01)	(0.32)	8.79	(3.83)	103,988	1.97	1.97	2.37	60
Class Y											0.97(d)	0.97(d)	3.12(d)	29
Six months ended 02/29/20	9.54	0.15	(0.29)	(0.14)	(0.37)	(0.25)	(0.62)	8.78	(1.57)	383,185
Year ended 08/31/19	9.08	0.30	0.49	0.79	(0.33)	—	(0.33)	9.54	8.98	389,619	1.00	1.00	3.30	41
Year ended 08/31/18	9.15	0.32	(0.02)	0.30	(0.37)	—	(0.37)	9.08	3.37	670,338	0.99	0.99	3.58	59
Year ended 08/31/17	9.28	0.28	(0.03)	0.25	(0.38)	—	(0.38)	9.15	2.91	453,479	1.00	1.00	3.13	43
Year ended 08/31/16	8.79	0.32	0.67	0.99	(0.30)	(0.20)	(0.50)	9.28	11.84	396,910	0.99	0.99	3.62	60
Year ended 08/31/15	9.45	0.31	(0.55)	(0.24)	(0.41)	(0.01)	(0.42)	8.79	(2.75)	398,283	0.97	0.97	3.37	60
Class R5											0.91(d)	0.91(d)	3.18(d)	29
Six months ended 02/29/20	9.56	0.15	(0.28)	(0.13)	(0.38)	(0.25)	(0.63)	8.80	(1.54)	4,036
Year ended 08/31/19	9.11	0.31	0.48	0.79	(0.34)	—	(0.34)	9.56	8.98	4,517	0.90	0.90	3.40	41
Year ended 08/31/18	9.18	0.33	(0.02)	0.31	(0.38)	—	(0.38)	9.11	3.46	5,745	0.92	0.92	3.65	59
Year ended 08/31/17	9.30	0.29	(0.02)	0.27	(0.39)	—	(0.39)	9.18	3.10	7,557	0.93	0.93	3.20	43
Year ended 08/31/16	8.81	0.33	0.67	1.00	(0.31)	(0.20)	(0.51)	9.30	11.91	12,898	0.90	0.90	3.71	60
Year ended 08/31/15	9.47	0.32	(0.56)	(0.24)	(0.41)	(0.01)	(0.42)	8.81	(2.68)	14,204	0.91	0.91	3.43	60
Class R6											0.82(d)	0.82(d)	3.27(d)	29
Six months ended 02/29/20	9.56	0.15	(0.28)	(0.13)	(0.38)	(0.25)	(0.63)	8.80	(1.49)	134,486
Year ended 08/31/19	9.11	0.32	0.48	0.80	(0.35)	—	(0.35)	9.56	9.08	137,183	0.81	0.81	3.49	41
Year ended 08/31/18	9.17	0.34	(0.02)	0.32	(0.38)	—	(0.38)	9.11	3.66	135,878	0.82	0.82	3.75	59
Year ended 08/31/17	9.30	0.29	(0.02)	0.27	(0.40)	—	(0.40)	9.17	3.09	151,573	0.84	0.84	3.29	43
Year ended 08/31/16	8.81	0.34	0.67	1.01	(0.32)	(0.20)	(0.52)	9.30	12.00	155,908	0.82	0.82	3.79	60
Year ended 08/31/15	9.48	0.33	(0.57)	(0.24)	(0.42)	(0.01)	(0.43)	8.81	(2.70)	1,449	0.84	0.84	3.50	60

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)Ratios are annualized and based on average daily net assets (000's omitted) of $177,460, $34,763, $394,935, $4,555 and $139,439 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Global Real Estate Income Fund

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Real Estate Income Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund's investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

13	Invesco Global Real Estate Income Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications – Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties ("Counterparties") to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with

14	Invesco Global Real Estate Income Fund

forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.Other Risks - The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%

Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%

Next $2.5 billion	0.700%

Next $2.5 billion	0.690%
Over $10 billion	0.680%

For the six months ended February 29, 2020, the effective advisory fee rate incurred by the Fund was 0.74%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.75%, 1.75% and 1.75%, respectively, of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $14,219.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company ("SSB") serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund's custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Class C shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended February 29, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $10,846 in front-end sales commissions from the sale of Class A shares and $0 and $652 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

15	Invesco Global Real Estate Income Fund

market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$14,203,315	$—	$14,203,315
Belgium	—	2,084,689	—	2,084,689
Canada	22,265,039	—	—	22,265,039
France	—	9,689,885	—	9,689,885
Germany	—	28,377,832	—	28,377,832
Hong Kong	—	20,065,660	—	20,065,660
Italy	—	1,836,220	—	1,836,220
Japan	—	56,970,661	—	56,970,661
Mexico	2,759,632	—	137	2,759,769
Singapore	—	22,346,754	—	22,346,754
South Africa	—	603,352	—	603,352
Spain	4,971,913	6,040,116	—	11,012,029
Sweden	—	6,388,440	—	6,388,440
Switzerland	—	7,329,558	—	7,329,558
United Kingdom	—	25,811,729	—	25,811,729
United States	311,937,926	138,980,848	—	450,918,774
Money Market Funds	32,369,996	—	—	32,369,996
Total Investments	$374,304,506	$340,729,059	$137	$715,033,702

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $759.

NOTE 5—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees' and Officers' Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund's total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2019.

16	Invesco Global Real Estate Income Fund

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $207,937,738 and $219,983,783, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments				$ 39,374,630
Aggregate unrealized (depreciation) of investments				(35,986,661)
Net unrealized appreciation of investments				$3,387,969
Cost of investments for tax purposes is $711,645,733.
NOTE 9—Share Information
		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	920,448	$8,703,854	1,465,346	$13,369,134
Class C	159,195	1,509,530	522,160	4,786,507
Class Y	6,394,657	60,142,923	13,361,294	119,530,724
Class R5	53,886	508,771	80,515	743,981
Class R6	871,751	8,183,594	1,510,352	13,914,619
Issued as reinvestment of dividends:
Class A	1,008,204	9,175,850	518,938	4,713,766
Class C	178,356	1,623,143	95,303	862,444
Class Y	2,190,712	19,878,380	1,188,362	10,764,441
Class R5	29,886	271,941	17,207	156,108
Class R6	1,002,763	9,124,554	563,000	5,112,241
Automatic conversion of Class C shares to Class A shares:
Class A	522,269	4,972,033	717,523	6,427,887
Class C	(522,840)	(4,972,033)	(718,341)	(6,427,887)
Reacquired:
Class A	(1,943,511)	(18,311,782)	(5,121,989)	(45,957,337)

Class C	(372,800)	(3,511,523)	(1,516,846)	(13,598,226)

Class Y	(5,787,214)	(54,408,818)	(47,515,037)	(433,931,769)

Class R5	(97,640)	(913,397)	(256,272)	(2,250,777)

Class R6	(942,316)	(8,791,968)	(2,649,242)	(24,050,389)

Net increase (decrease) in share activity	3,665,806	$33,185,052	(37,737,727)	$(345,834,533)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 12% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 10—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

17	Invesco Global Real Estate Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
			ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Class A	$1,000.00	$983.20	$6.02	$1,018.80	$6.12	1.22%

Class C	1,000.00	979.30	9.69	1,015.07	9.87	1.97

Class Y	1,000.00	984.30	4.79	1,020.04	4.87	0.97

Class R5	1,000.00	984.60	4.49	1,020.34	4.57	0.91
Class R6	1,000.00	985.10	4.05	1,020.79	4.12	0.82

1The actual ending account value is based on the actual total return of the Fund for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18	Invesco Global Real Estate Income Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	GREI-SAR-1

Semiannual Report to Shareholders	February 29, 2020

Invesco Growth and Income Fund

Nasdaq:

A: ACGIX ￿ C: ACGKX ￿ R: ACGLX ￿ Y: ACGMX ￿ R5: ACGQX ￿ R6: GIFFX

2Letters to Shareholders

3 Fund Performance

5 Schedule of Investments

8Financial Statements

11 Financial Highlights

12 Notes to Financial Statements

18 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco's efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you'll find detailed information about our funds, including perfor- mance, holdings and portfolio manager commentaries. You can access information about your account by com- pleting a simple, secure online registration. To do so, select "Log In" on the right side of the homepage, and then select "Register for Individual Account Access."

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.inves- co.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2Invesco Growth and Income Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, August 31, 2019 to February 29, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–4.14%
Class C Shares	–4.52
Class R Shares	–4.27
Class Y Shares	–4.02
Class R5 Shares	–3.98
Class R6 Shares	–3.94
S&P 500 Index￿ (Broad Market Index)	1.92
Russell 1000 Value Index￿ (Style-Specific Index)	–1.69
Lipper Large-Cap Value Funds Index￿ (Peer Group Index)	–1.50

Source(s): ￿RIMES Technologies Corp.; ￿Lipper Inc.

The S&P 500®Index is an unmanaged index considered representative of the US stock market.

The Russell 1000®Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Large-Cap Value Funds Index is an unmanaged index considered represen- tative of large-cap value funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate sig- nificantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund's portfolio managers by visiting invesco.com/us. Click on "Products" and select "Mutual Funds." Use the "Product Finder" to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund's investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco's investment professionals share their in- sights about market and economic news and trends.

3Invesco Growth and Income Fund

Average Annual Total Returns

As of 2/29/20, including maximum applicable sales charges

Class A Shares

Inception (8/1/46)		9.17%
10 Years		8.04
5	Years	3.06
1	Year	–9.52
Class C Shares
Inception (8/2/93)		8.70%
10 Years		7.85
5	Years	3.48
1	Year	–5.79
Class R Shares
Inception (10/1/02)		7.82%
10 Years		8.38
5	Years	3.97
1	Year	–4.47
Class Y Shares
Inception (10/19/04)		7.26%
10 Years		8.92
5	Years	4.50
1	Year	–3.99
Class R5 Shares
10 Years		9.02
5	Years	4.59
1	Year	–3.92
Class R6 Shares
10 Years		8.99%
5	Years	4.68
1	Year	–3.82

Effective June 1, 2010, Class A, Class C, Class R and Class I shares of the predeces- sor fund, Van Kampen Growth and Income Fund, advised by Van Kampen Asset Man- agement were reorganized into Class A, Class C, Class R and Class Y shares, re- spectively, of Invesco Van Kampen Growth and Income Fund (renamed Invesco Growth and Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C, Class R and Class Y shares are blended re- turns of the predecessor fund and Invesco Growth and Income Fund. Share class re- turns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on Septem-

ber 24, 2012. Performance shown prior to that date is that of the Fund's and the pre- decessor fund's Class A shares and in- cludes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/

performance for the most recent month- end performance. Performance figures re- flect reinvested distributions, changes in net asset value and the effect of the maxi- mum sales charge unless otherwise stated. Performance figures do not reflect deduc- tion of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, perfor- mance is at net asset value.

The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Fund performance reflects any applicable fee waivers and/or expense reimburse- ments. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more informa- tion.

4Invesco Growth and Income Fund

Schedule of Investments(a)

February 29, 2020 (Unaudited)

SharesValue

Common Stocks & Other Equity Interests–98.34%

Aerospace & Defense–2.50%
General Dynamics Corp.	860,944	$ 137,484,147
Apparel, Accessories & Luxury Goods–1.54%
Capri Holdings Ltd.(b)	3,267,466	84,365,972
Automobile Manufacturers–2.73%
General Motors Co.	4,911,402	149,797,761
Building Products–1.49%
Johnson Controls International PLC	2,233,727	81,687,396
Cable & Satellite–2.77%
Charter Communications, Inc.,
Class A(b)	160,583	79,194,718
Comcast Corp., Class A	1,800,417	72,790,859
		151,985,577
Commodity Chemicals–0.84%
Dow, Inc.	1,143,014	46,189,196
Communications Equipment–1.03%
Cisco Systems, Inc.	1,421,390	56,756,103
Diversified Banks–9.06%
Bank of America Corp.	6,504,444	185,376,654
Citigroup, Inc.	2,582,536	163,887,734
JPMorgan Chase & Co.	809,662	94,009,855
Wells Fargo & Co.	1,325,995	54,166,896
		497,441,139
Electric Utilities–2.41%
Duke Energy Corp.	399,812	36,662,760
Exelon Corp.	1,124,436	48,474,436
FirstEnergy Corp.	1,061,680	47,276,611
		132,413,807
Electronic Components–0.35%
Corning, Inc.	811,784	19,369,166
Fertilizers & Agricultural Chemicals–2.61%
Corteva, Inc.	3,708,967	100,883,903
Nutrien Ltd. (Canada)	1,044,721	42,238,070
		143,121,973
Food Distributors–1.68%
US Foods Holding Corp.(b)	2,744,700	92,331,708
Health Care Distributors–1.57%
McKesson Corp.	617,914	86,421,452
Health Care Equipment–3.15%
Medtronic PLC	933,514	93,976,854
Zimmer Biomet Holdings, Inc.	580,504	79,035,620
		173,012,474
Health Care Services–1.41%
CVS Health Corp.	1,311,967	77,642,207
	Shares	Value
Health Care Supplies–0.91%
Alcon, Inc. (Switzerland)(b)	816,497	$ 50,110,648
Home Improvement Retail–0.83%
Kingfisher PLC (United Kingdom)	18,524,835	45,514,698
Hotels, Resorts & Cruise Lines–1.60%
Carnival Corp.	2,620,904	87,695,448
Industrial Machinery–1.81%
Trane Technologies PLC	768,579	99,177,434
Insurance Brokers–1.64%
Willis Towers Watson PLC	475,993	90,081,675
Integrated Oil & Gas–4.76%
BP PLC (United Kingdom)	16,573,287	85,846,393
Chevron Corp.	833,104	77,761,927
Royal Dutch Shell PLC, Class A (United
Kingdom)	4,498,186	97,573,460
		261,181,780
Investment Banking & Brokerage–4.50%
Goldman Sachs Group, Inc. (The)	588,185	118,089,902
Morgan Stanley	2,860,499	128,808,270
		246,898,172
IT Consulting & Other Services–2.18%
Cognizant Technology Solutions Corp.,
Class A	1,961,041	119,486,228
Managed Health Care–1.97%
Anthem, Inc.	420,990	108,232,319
Multi-line Insurance–2.86%
American International Group, Inc.	3,719,094	156,797,003
Oil & Gas Equipment & Services–0.66%
TechnipFMC PLC (United Kingdom)	2,432,794	36,102,663
Oil & Gas Exploration & Production–3.23%
Canadian Natural Resources Ltd. (Canada)	2,687,410	69,174,905
Devon Energy Corp.	3,435,728	55,796,223
Marathon Oil Corp.	6,334,344	52,448,368
		177,419,496
Other Diversified Financial Services–2.05%
Equitable Holdings, Inc.	2,278,465	48,759,151
Voya Financial, Inc.	1,213,884	63,898,854
		112,658,005
Packaged Foods & Meats–2.92%
Kellogg Co.	1,015,879	61,430,203
Mondelez International, Inc., Class A	1,877,916	99,153,965
		160,584,168
Pharmaceuticals–8.75%
Bristol-Myers Squibb Co.	1,927,715	113,850,848
GlaxoSmithKline PLC (United Kingdom)	2,113,705	42,594,254
Johnson & Johnson	1,343,982	180,738,699
Pfizer, Inc.	1,590,614	53,158,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Invesco Growth and Income Fund

	Shares	Value
Pharmaceuticals–(continued)
Sanofi (France)	970,968	$ 89,798,695
		480,140,816
Railroads–1.87%
CSX Corp.	1,454,103	102,441,556
Regional Banks–6.32%
Citizens Financial Group, Inc.	3,282,463	104,021,252
PNC Financial Services Group, Inc. (The)	1,054,314	133,265,290
Truist Financial Corp.	2,373,157	109,497,464
		346,784,006
Semiconductors–4.69%
Intel Corp.	1,855,278	103,005,035
NXP Semiconductors N.V. (Netherlands)	559,481	63,607,395
QUALCOMM, Inc.	1,160,941	90,901,680
		257,514,110
Specialty Chemicals–0.66%
DuPont de Nemours, Inc.	843,358	36,180,058
Systems Software–2.12%
Oracle Corp.	2,357,246	116,589,387

Notes to Schedule of Investments:

	Shares	Value
Technology Hardware, Storage & Peripherals–1.70%
Apple, Inc.	341,669	$93,398,638
Tobacco–3.72%
Philip Morris International, Inc.	2,492,454	204,057,209
Wireless Telecommunication Services–1.45%
Vodafone Group PLC (United Kingdom)	45,665,005	79,750,230
Total Common Stocks & Other Equity Interests
(Cost $4,679,918,752)		5,398,815,825
Money Market Funds–2.02%
Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(c)	38,576,081	38,576,081
Invesco Liquid Assets Portfolio,
Institutional Class, 1.64%(c)	28,431,448	28,445,664
Invesco Treasury Portfolio, Institutional
Class, 1.48%(c)	44,086,950	44,086,950
Total Money Market Funds (Cost $111,100,920)		111,108,695
TOTAL INVESTMENTS IN SECURITIES–100.36%
(Cost $4,791,019,672)		5,509,924,520
OTHER ASSETS LESS LIABILITIES—(0.36)%		(19,714,849)
NET ASSETS–100.00%		$5,490,209,671

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

Portfolio Composition

By sector, based on Net Assets as of February 29, 2020

Financials		26.43%
Health Care		17.76
Information Technology		12.07

Energy		8.65
Consumer Staples		8.32
Industrials		7.67

Consumer Discretionary		6.70

Communication Services		4.22
Materials		4.11

Utilities		2.41

Money Market Funds Plus Other Assets Less Liabilities		1.66
		Open Forward Foreign Currency Contracts
				Contract to			Unrealized
Settlement							Appreciation

Date	Counterparty			Deliver		Receive	(Depreciation)
Currency Risk
03/27/2020	Bank of New York Mellon (The)		GBP 115,098,349		USD 150,030,697		$ 2,356,519

03/27/2020	State Street Bank & Trust Co.		CAD	81,468,835	USD	61,434,101	736,455

03/27/2020	State Street Bank & Trust Co.		GBP 115,058,178		USD 149,940,992		2,318,353
03/27/2020	State Street Bank & Trust Co.		USD	3,675,282	CHF	3,571,273	32,689

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Invesco Growth and Income Fund

Open Forward Foreign Currency Contracts—(continued)

			Contract to			Unrealized
Settlement						Appreciation

Date	Counterparty		Deliver		Receive	(Depreciation)
03/27/2020	State Street Bank & Trust Co.	USD	4,915,262	EUR	4,480,063	$37,915
Subtotal—Appreciation						5,481,931

Currency Risk
03/27/2020	State Street Bank & Trust Co.	CHF	40,681,062	USD	41,540,143	(698,066)

03/27/2020	State Street Bank & Trust Co.	EUR	68,884,370	USD	74,649,365	(1,509,486)

03/27/2020	State Street Bank & Trust Co.	USD	9,609,126	CAD	12,818,946	(58,482)

03/27/2020	State Street Bank & Trust Co.	USD	28,308,701	GBP	21,875,312	(242,106)

Subtotal—Depreciation						(2,508,140)
Total Forward Foreign Currency Contracts						$2,973,791

Abbreviations:

CAD —Canadian Dollar

CHF —Swiss Franc

EUR —Euro

GBP —British Pound Sterling

USD —U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Invesco Growth and Income Fund

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets:
Investments in securities, at value
(Cost $4,679,918,752)	$5,398,815,825
Investments in affiliated money market funds, at value
(Cost $111,100,920)	111,108,695
Other investments:
Unrealized appreciation on forward foreign currency
contracts outstanding	5,481,931
Foreign currencies, at value (Cost $705)	690
Receivable for:
Investments sold	11,047,409
Fund shares sold	17,650,528
Dividends	17,460,257
Investment for trustee deferred compensation and
retirement plans	679,237
Other assets	61,030
Total assets	5,562,305,602
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency
contracts outstanding	2,508,140
Payable for:
Investments purchased	50,472,699
Fund shares reacquired	14,022,415
Accrued fees to affiliates	3,752,609
Accrued trustees' and officers' fees and benefits	19,399
Accrued other operating expenses	550,786
Trustee deferred compensation and retirement plans	769,883
Total liabilities	72,095,931
Net assets applicable to shares outstanding	$5,490,209,671
Net assets consist of:
Shares of beneficial interest	$4,529,270,050
Distributable earnings	960,939,621
$5,490,209,671
Net Assets:
Class A	$2,886,826,044
Class C	$51,904,303
Class R	$67,108,104
Class Y	$648,635,412
Class R5	$549,087,828
Class R6	$1,286,647,980

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	142,158,542
Class C	2,594,836
Class R	3,301,893
Class Y	31,906,711
Class R5	26,975,014
Class R6	63,187,511
Class A:
Net asset value per share	$20.31
Maximum offering price per share
(Net asset value of $20.31 ÷ 94.50%)	$21.49
Class C:
Net asset value and offering price per share	$20.00
Class R:
Net asset value and offering price per share	$20.32
Class Y:
Net asset value and offering price per share	$20.33
Class R5:
Net asset value and offering price per share	$20.36
Class R6:
Net asset value and offering price per share	$20.36

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Invesco Growth and Income Fund

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,101,283)	$82,659,753
Dividends from affiliated money market funds	1,812,404
Total investment income	84,472,157
Expenses:
Advisory fees	11,858,130
Administrative services fees	486,879
Custodian fees	54,575
Distribution fees:
Class A	4,274,796
Class C	333,028
Class R	203,981
Transfer agent fees — A, C, R and Y	3,752,600
Transfer agent fees — R5	345,921
Transfer agent fees — R6	32,194
Trustees' and officers' fees and benefits	52,240
Registration and filing fees	77,883
Reports to shareholders	173,741
Professional services fees	53,214
Other	51,376
Total expenses	21,750,558
Less: Fees waived and/or expense offset arrangement(s)	(158,903)
Net expenses	21,591,655
Net investment income	62,880,502
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	256,424,382
Foreign currencies	135,247
Forward foreign currency contracts	(11,211,604)
245,348,025
Change in net unrealized appreciation (depreciation) of:
Investment securities	(460,315,029)
Foreign currencies	67,355
Forward foreign currency contracts	(727,211)

(460,974,885)

Net realized and unrealized gain (loss)	(215,626,860)

Net increase (decrease) in net assets resulting from operations	$(152,746,358)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Invesco Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	February 29,	August 31,
	2020	2019
Operations:
Net investment income	$62,880,502	$144,302,313
Net realized gain	245,348,025	606,344,623
Change in net unrealized appreciation (depreciation)	(460,974,885)	(1,151,168,341)

Net increase (decrease) in net assets resulting from operations	(152,746,358)	(400,521,405)
Distributions to shareholders from distributable earnings:
Class A	(260,739,921)	(423,519,761)

Class C	(4,713,705)	(23,897,003)

Class R	(6,035,824)	(11,806,121)

Class Y	(70,282,706)	(138,060,204)

Class R5	(55,777,036)	(100,727,092)

Class R6	(121,043,680)	(185,760,036)

Total distributions from distributable earnings	(518,592,872)	(883,770,217)
Share transactions–net:
Class A	(143,391,170)	50,679,776
Class C	(18,547,571)	(124,884,378)

Class R	(8,715,616)	(13,581,205)

Class Y	(215,522,758)	(125,646,831)

Class R5	(130,333,427)	(40,479,886)
Class R6	(48,929,422)	86,707,598
Net increase (decrease) in net assets resulting from share transactions	(565,439,964)	(167,204,926)

Net increase (decrease) in net assets	(1,236,779,194)	(1,451,496,548)
Net assets:
Beginning of period	6,726,988,865	8,178,485,413
End of period	$5,490,209,671	$6,726,988,865

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Growth and Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of	Ratio of
											expenses	expenses
			Net gains								to average	to average net
			(losses)								net assets	assets without	Ratio of net
	Net asset		on securities		Dividends	Distributions					with fee waivers	fee waivers	investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or	and/or	income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses	expenses	to average	Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000's omitted)	absorbed	absorbed	net assets	turnover (c)
Class A											0.80%(d)	0.80%(d)	1.73%(d)
Six months ended 02/29/20	$22.89	$0.20	$(0.93)	$(0.73)	$(0.24)	$(1.61)	$(1.85)	$20.31	(4.14)%	$2,886,826				8%
Year ended 08/31/19	27.50	0.44	(2.02)	(1.58)	(0.43)	(2.60)	(3.03)	22.89	(4.99)	3,386,466	0.81	0.81	1.84	23
Year ended 08/31/18	27.42	0.40	2.76	3.16	(0.52)	(2.56)	(3.08)	27.50	11.96	3,954,641	0.80	0.80	1.44	29
Year ended 08/31/17	25.12	0.53(e)	3.64	4.17	(0.42)	(1.45)	(1.87)	27.42	16.90	3,972,916	0.82	0.82	1.96(e)	16
Year ended 08/31/16	25.44	0.38	1.44	1.82	(0.42)	(1.72)	(2.14)	25.12	7.93	4,058,588	0.83	0.83	1.59	18
Year ended 08/31/15	29.30	0.35	(1.09)	(0.74)	(0.54)	(2.58)	(3.12)	25.44	(2.61)	4,450,596	0.84	0.84	1.29	23
Class C											1.55(d)	1.55(d)	0.98(d)	8
Six months ended 02/29/20	22.57	0.11	(0.92)	(0.81)	(0.15)	(1.61)	(1.76)	20.00	(4.52)	51,904
Year ended 08/31/19	27.15	0.27	(2.00)	(1.73)	(0.25)	(2.60)	(2.85)	22.57	(5.67)(f)	76,522	1.53(f)	1.53(f)	1.12(f)	23
Year ended 08/31/18	27.09	0.19	2.74	2.93	(0.31)	(2.56)	(2.87)	27.15	11.17(f)	243,564	1.53(f)	1.53(f)	0.71(f)	29
Year ended 08/31/17	24.84	0.32(e)	3.60	3.92	(0.22)	(1.45)	(1.67)	27.09	16.00	253,253	1.57	1.57	1.21(e)	16
Year ended 08/31/16	25.17	0.20	1.43	1.63	(0.24)	(1.72)	(1.96)	24.84	7.14(f)	290,579	1.55(f)	1.55(f)	0.87(f)	18
Year ended 08/31/15	29.01	0.15	(1.08)	(0.93)	(0.33)	(2.58)	(2.91)	25.17	(3.33)	309,526	1.59	1.59	0.54	23
Class R											1.05(d)	1.05(d)	1.48(d)	8
Six months ended 02/29/20	22.90	0.17	(0.93)	(0.76)	(0.21)	(1.61)	(1.82)	20.32	(4.27)	67,108
Year ended 08/31/19	27.52	0.38	(2.03)	(1.65)	(0.37)	(2.60)	(2.97)	22.90	(5.27)	84,224	1.06	1.06	1.59	23
Year ended 08/31/18	27.43	0.33	2.77	3.10	(0.45)	(2.56)	(3.01)	27.52	11.71	115,360	1.05	1.05	1.19	29
Year ended 08/31/17	25.14	0.46(e)	3.64	4.10	(0.36)	(1.45)	(1.81)	27.43	16.55	119,766	1.07	1.07	1.71(e)	16
Year ended 08/31/16	25.45	0.32	1.45	1.77	(0.36)	(1.72)	(2.08)	25.14	7.69	116,837	1.08	1.08	1.34	18
Year ended 08/31/15	29.31	0.29	(1.10)	(0.81)	(0.47)	(2.58)	(3.05)	25.45	(2.86)	139,084	1.09	1.09	1.04	23
Class Y											0.55(d)	0.55(d)	1.98(d)	8
Six months ended 02/29/20	22.91	0.23	(0.93)	(0.70)	(0.27)	(1.61)	(1.88)	20.33	(4.02)	648,635
Year ended 08/31/19	27.53	0.50	(2.03)	(1.53)	(0.49)	(2.60)	(3.09)	22.91	(4.78)	938,866	0.56	0.56	2.09	23
Year ended 08/31/18	27.44	0.47	2.77	3.24	(0.59)	(2.56)	(3.15)	27.53	12.27	1,266,205	0.55	0.55	1.69	29
Year ended 08/31/17	25.15	0.59(e)	3.64	4.23	(0.49)	(1.45)	(1.94)	27.44	17.13	1,152,199	0.57	0.57	2.21(e)	16
Year ended 08/31/16	25.46	0.44	1.46	1.90	(0.49)	(1.72)	(2.21)	25.15	8.24	1,851,513	0.58	0.58	1.84	18
Year ended 08/31/15	29.33	0.42	(1.10)	(0.68)	(0.61)	(2.58)	(3.19)	25.46	(2.39)	1,886,928	0.59	0.59	1.54	23
Class R5											0.48(d)	0.48(d)	2.05(d)	8
Six months ended 02/29/20	22.94	0.24	(0.93)	(0.69)	(0.28)	(1.61)	(1.89)	20.36	(3.98)	549,088
Year ended 08/31/19	27.56	0.52	(2.03)	(1.51)	(0.51)	(2.60)	(3.11)	22.94	(4.70)	746,385	0.48	0.48	2.17	23
Year ended 08/31/18	27.47	0.49	2.77	3.26	(0.61)	(2.56)	(3.17)	27.56	12.35	932,196	0.48	0.48	1.76	29
Year ended 08/31/17	25.17	0.61(e)	3.65	4.26	(0.51)	(1.45)	(1.96)	27.47	17.26	799,681	0.49	0.49	2.29(e)	16
Year ended 08/31/16	25.49	0.46	1.45	1.91	(0.51)	(1.72)	(2.23)	25.17	8.31	765,516	0.48	0.48	1.94	18
Year ended 08/31/15	29.36	0.45	(1.10)	(0.65)	(0.64)	(2.58)	(3.22)	25.49	(2.29)	738,797	0.48	0.48	1.65	23
Class R6											0.39(d)	0.39(d)	2.14(d)	8
Six months ended 02/29/20	22.94	0.25	(0.93)	(0.68)	(0.29)	(1.61)	(1.90)	20.36	(3.94)	1,286,648
Year ended 08/31/19	27.57	0.54	(2.04)	(1.50)	(0.53)	(2.60)	(3.13)	22.94	(4.64)	1,494,527	0.38	0.38	2.27	23
Year ended 08/31/18	27.48	0.51	2.77	3.28	(0.63)	(2.56)	(3.19)	27.57	12.46	1,666,520	0.38	0.38	1.86	29
Year ended 08/31/17	25.18	0.64(e)	3.65	4.29	(0.54)	(1.45)	(1.99)	27.48	17.36	1,638,500	0.39	0.39	2.39(e)	16
Year ended 08/31/16	25.49	0.49	1.46	1.95	(0.54)	(1.72)	(2.26)	25.18	8.46	680,404	0.38	0.38	2.04	18
Year ended 08/31/15	29.36	0.48	(1.10)	(0.62)	(0.67)	(2.58)	(3.25)	25.49	(2.19)	720,155	0.38	0.38	1.75	23

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)Ratios are annualized and based on average daily net assets (000's omitted) of $3,431,978, $66,940, $81,816, $881,444, $702,805 and $1,541,179 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended August 31, 2017. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.40 and 1.47%, $0.19 and 0.72%, $0.33 and 1.22%, $0.46 and 1.72%, $0.48 and 1.80% and $0.51 and 1.90% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively

(f)The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.96%, 0.98% and 0.98% for the years ended August 31, 2019, 2018 and 2016, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Growth and Income Fund

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Growth and Income Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund's investment objective is total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total

12	Invesco Growth and Income Fund

returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications – Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties ("Counterparties") to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

13	Invesco Growth and Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets	Rate
First $150 million	0.500%

Next $100 million	0.450%

Next $100 million	0.400%
Over $350 million	0.350%

For the six months ended February 29, 2020, the effective advisory fee rate incurred by the Fund was 0.36%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $151,196.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company ("SSB") serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund's custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Trust has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Trust and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Trust, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. ("IDI"). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the "Plans") for Class A, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 29, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $140,431 in front-end sales commissions from the sale of Class A shares and $11,326 and $382 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 29, 2020, the Fund incurred $26,227 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

14	Invesco Growth and Income Fund

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,907,627,447	$491,188,378	$—	$5,398,815,825
Money Market Funds	111,108,695	—	—	111,108,695
Total Investments in Securities	5,018,736,142	491,188,378	—	5,509,924,520
Other Investments - Assets*
Forward Foreign Currency Contracts	—	5,481,931	—	5,481,931
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,508,140)	—	(2,508,140)
Total Other Investments	—	2,973,791	—	2,973,791
Total Investments	$5,018,736,142	$494,162,169	$—	$5,512,898,311

*Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund's derivative investments, detailed by primary risk exposure, held as of February 29, 2020:

Value
Currency
Derivative Assets	Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$ 5,481,931
Derivatives not subject to master netting agreements	-

Total Derivative Assets subject to master netting agreements	$ 5,481,931
Value
Currency
Derivative Liabilities	Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(2,508,140)
Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$(2,508,140)
Offsetting Assets and Liabilities

The table below reflects the Fund's exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 29, 2020.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount
Bank of New York Mellon (The)	$2,356,519	$–	$2,356,519	$–	$–	$2,356,519
State Street Bank & Trust Co.	3,125,412	(2,508,140)	617,272	–	–	617,272

Total	$5,481,931	$(2,508,140)	$2,973,791	$–	$–	$2,973,791
15	Invesco Growth and Income Fund

Effect of Derivative Investments for the six months ended February 29, 2020

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Currency
Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(11,211,604)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(727,211)

Total	$(11,938,815)
The table below summarizes the average notional value of derivatives held during the period.
Forward
Foreign Currency
Contracts
Average notional value	$537,108,133

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $7,707.

NOTE 6—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees' and Officers' Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund's total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2019.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $524,717,312 and $1,202,875,059, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,218,019,854
Aggregate unrealized (depreciation) of investments	(523,621,690)
Net unrealized appreciation of investments	$694,398,164

Cost of investments for tax purposes is $4,818,500,147.

16	Invesco Growth and Income Fund

NOTE 10—Share Information

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	3,991,978	$92,062,102	11,003,573	$ 258,990,000
Class C	184,657	4,279,511	627,526	14,332,894
Class R	156,899	3,696,832	530,933	12,499,672
Class Y	2,879,143	67,992,082	6,321,356	149,705,792
Class R5	2,453,950	57,428,687	6,597,748	155,506,889
Class R6	4,334,756	102,438,456	12,572,399	298,876,054
Issued as reinvestment of dividends:
Class A	10,508,915	242,664,188	18,355,632	397,644,474
Class C	189,416	4,313,336	1,040,751	22,083,019
Class R	260,392	6,019,658	544,241	11,784,185
Class Y	2,716,367	62,763,093	5,672,909	123,099,534
Class R5	2,401,431	55,565,181	4,630,645	100,719,811
Class R6	5,143,652	119,022,559	8,400,921	182,846,296
Automatic conversion of Class C shares to Class A shares:
Class A	247,211	5,798,133	5,524,023	122,941,791
Class C	(250,481)	(5,798,133)	(5,599,603)	(122,941,791)
Reacquired:
Class A	(20,566,151)	(483,915,593)	(30,692,774)	(728,896,489)

Class C	(919,320)	(21,342,285)	(1,649,175)	(38,358,500)

Class R	(792,802)	(18,432,106)	(1,589,407)	(37,865,062)

Class Y	(14,669,388)	(346,277,933)	(17,004,714)	(398,452,157)

Class R5	(10,420,820)	(243,327,295)	(12,512,149)	(296,706,586)

Class R6	(11,431,008)	(270,390,437)	(16,288,449)	(395,014,752)

Net increase (decrease) in share activity	(23,581,203)	$(565,439,964)	(3,513,614)	$(167,204,926)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

17	Invesco Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
			ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Class A	$1,000.00	$958.60	$3.90	$1,020.89	$4.02	0.80%

Class C	1,000.00	954.80	7.53	1,017.16	7.77	1.55

Class R	1,000.00	957.30	5.11	1,019.64	5.27	1.05

Class Y	1,000.00	959.80	2.68	1,022.13	2.77	0.55
Class R5	1,000.00	960.20	2.34	1,022.48	2.41	0.48

Class R6	1,000.00	960.60	1.90	1,022.92	1.96	0.39

1The actual ending account value is based on the actual total return of the Fund for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18	Invesco Growth and Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	VK-GRI-SAR-1

Semiannual Report to Shareholders	February 29, 2020

Invesco Low Volatility Equity Yield Fund

Nasdaq:

A: SCAUX ￿ C: SCCUX ￿ R: SCRUX ￿ Y: SCAYX ￿ Investor: SCNUX ￿ R5: SCIUX ￿ R6: SLESX

2Letters to Shareholders

3 Fund Performance

5 Schedule of Investments

8Financial Statements

11 Financial Highlights

12 Notes to Financial Statements

18 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco's efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you'll find detailed information about our funds, including perfor- mance, holdings and portfolio manager commentaries. You can access information about your account by com- pleting a simple, secure online registration. To do so, select "Log In" on the right side of the homepage, and then select "Register for Individual Account Access."

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.inves- co.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2Invesco Low Volatility Equity Yield Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, August 31, 2019 to February 29, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–4.17%
Class C Shares	–4.52
Class R Shares	–4.22
Class Y Shares	–4.03
Investor Class Shares	–4.15
Class R5 Shares	–4.01
Class R6 Shares	–3.92
S&P 500 Index￿ (Broad Market Index)	1.92
Russell 1000 Index￿ (Style-Specific Index)	1.97
Lipper Equity Income Funds Index￿ (Peer Group Index)	–2.20

Source(s): ￿RIMES Technologies Corp.; ￿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Rus- sell® is a trademark of the Frank Russell Co.

The Lipper Equity Income Funds Index is an unmanaged Index considered representa- tive of equity income funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate sig- nificantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund's portfolio managers by visiting invesco.com/us. Click on "Products" and select "Mutual Funds." Use the "Product Finder" to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund's investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco's investment professionals share their in- sights about market and economic news and trends.

3Invesco Low Volatility Equity Yield Fund

Average Annual Total Returns

As of 2/29/20, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)		3.55%
10 Years		6.26
5	Years	0.04
1	Year	–12.97
Class C Shares
Inception (3/31/06)		3.41%
10 Years		6.04
5	Years	0.40
1	Year	–9.44
Class R Shares
Inception (3/31/06)		3.73%
10 Years		6.61
5	Years	0.94
1	Year	–7.96
Class Y Shares
Inception (10/3/08)		6.68%
10 Years		7.13
5	Years	1.44
1	Year	–7.60
Investor Class Shares
Inception (4/25/08)		3.88%
10 Years		6.87
5	Years	1.18
1	Year	–7.75
Class R5 Shares
Inception (3/31/06)		4.33%
10 Years		7.27
5	Years	1.62
1	Year	–7.40
Class R6 Shares
10 Years		7.00%
5	Years	1.43
1	Year	–7.39

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the

12b-1 fees applicable to Class A shares. The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month- end performance. Performance figures re- flect reinvested distributions, changes in net asset value and the effect of the maxi- mum sales charge unless otherwise stated. Performance figures do not reflect deduc- tion of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC)

for the period involved. The CDSC on

Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; there- fore, performance is at net asset value.

The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Fund performance reflects any applicable fee waivers and/or expense reimburse- ments. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more informa- tion.

4Invesco Low Volatility Equity Yield Fund

Schedule of Investments(a)

February 29, 2020 (Unaudited)

SharesValue

Common Stocks & Other Equity Interests–97.44%

Advertising–0.85%
Omnicom Group, Inc.	23,900	$ 1,655,792
Aerospace & Defense–0.48%
Lockheed Martin Corp.	2,540	939,470
Airport Services–1.03%
Macquarie Infrastructure Corp.	51,000	2,001,750
Alternative Carriers–0.69%
CenturyLink, Inc.	110,800	1,337,356
Application Software–1.03%
Cerence, Inc.(b)	20,000	434,200
Synopsys, Inc.(b)	11,350	1,565,505
		1,999,705
Asset Management & Custody Banks–0.26%
Legg Mason, Inc.	10,200	508,164
Auto Parts & Equipment–0.26%
Magna International, Inc. (Canada)	11,200	513,184
Automobile Manufacturers–1.25%
Ford Motor Co.	349,600	2,433,216
Automotive Retail–2.27%
AutoNation, Inc.(b)	21,400	914,422
AutoZone, Inc.(b)	2,170	2,240,547
Murphy USA, Inc.(b)	12,900	1,257,750
		4,412,719
Biotechnology–10.04%
Alexion Pharmaceuticals, Inc.(b)	24,800	2,331,944
Amgen, Inc.	17,700	3,535,221
Biogen, Inc.(b)	12,860	3,965,895
Gilead Sciences, Inc.	60,000	4,161,600
Incyte Corp.(b)	42,000	3,167,220
Neurocrine Biosciences, Inc.(b)	7,600	719,720
Vertex Pharmaceuticals, Inc.(b)	7,450	1,669,024
		19,550,624
Broadcasting–1.09%
TEGNA, Inc.	148,500	2,126,520
Building Products–0.45%
Johnson Controls International PLC	24,200	884,994
Cable & Satellite–1.80%
Altice USA, Inc., Class A(b)	33,100	855,966
Charter Communications, Inc.,
Class A(b)	5,360	2,643,391
		3,499,357
Computer & Electronics Retail–0.83%
Best Buy Co., Inc.	21,300	1,611,345
Construction & Engineering–0.93%
MasTec, Inc.(b)	36,800	1,806,144
	Shares	Value
Construction Machinery & Heavy Trucks–0.50%
Allison Transmission Holdings, Inc.	23,800	$966,280
Consumer Finance–3.55%
Ally Financial, Inc.	107,600	2,697,532
Discover Financial Services	2,900	190,182
Navient Corp.	228,400	2,564,932
OneMain Holdings, Inc.	39,900	1,466,325
		6,918,971
Data Processing & Outsourced Services–1.93%
Genpact Ltd.	27,800	1,069,188
Western Union Co. (The)	120,000	2,686,800
		3,755,988
Distributors–0.10%
LKQ Corp.(b)	6,400	189,312
Diversified Banks–3.21%
Bank of Montreal (Canada)	29,400	1,995,672
Canadian Imperial Bank of Commerce
(Canada)	20,000	1,521,400
JPMorgan Chase & Co.	23,600	2,740,196
		6,257,268
Electric Utilities–6.85%
Edison International	16,600	1,115,354
Entergy Corp.	27,500	3,215,025
FirstEnergy Corp.	82,200	3,660,366
Fortis, Inc. (Canada)	5,900	238,714
Hawaiian Electric Industries, Inc.	3,500	149,940
PPL Corp.	59,900	1,797,599
Southern Co. (The)	52,200	3,150,792
		13,327,790
Electronic Manufacturing Services–0.09%
Jabil, Inc.	5,500	176,275
General Merchandise Stores–1.81%
Target Corp.	34,200	3,522,600
Health Care Distributors–2.25%
AmerisourceBergen Corp.	6,400	539,648
Cardinal Health, Inc.	13,500	703,620
McKesson Corp.	22,400	3,132,864
		4,376,132
Health Care Equipment–1.50%
Medtronic PLC	29,000	2,919,430
Health Care Services–0.97%
DaVita, Inc.(b)	24,300	1,886,166
Health Care Supplies–1.51%
DENTSPLY SIRONA, Inc.	59,900	2,949,476
Homebuilding–2.08%
NVR, Inc.(b)	170	623,421

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Invesco Low Volatility Equity Yield Fund

	Shares	Value
Homebuilding–(continued)
PulteGroup, Inc.	85,400	$ 3,433,080
		4,056,501
Homefurnishing Retail–0.56%
Aaron's, Inc.	27,900	1,097,307
Hotels, Resorts & Cruise Lines–0.17%
Extended Stay America, Inc.(c)	29,700	326,106
Household Products–3.61%
Kimberly-Clark Corp.	24,700	3,240,393
Procter & Gamble Co. (The)	33,400	3,781,882
		7,022,275
Industrial Conglomerates–1.32%
Carlisle Cos., Inc.	17,650	2,564,368
Industrial REITs–0.92%
EastGroup Properties, Inc.	14,200	1,785,366
Integrated Telecommunication Services–4.61%
AT&T, Inc.	88,100	3,102,882
BCE, Inc. (Canada)	67,400	2,987,842
Verizon Communications, Inc.	53,400	2,892,144
		8,982,868
Interactive Home Entertainment–1.33%
Zynga, Inc., Class A(b)	385,000	2,583,350
Internet & Direct Marketing Retail–2.46%
Booking Holdings, Inc.(b)	1,010	1,712,617
eBay, Inc.	89,000	3,082,960
		4,795,577
IT Consulting & Other Services–4.90%
Amdocs Ltd.	32,000	2,040,000
Booz Allen Hamilton Holding Corp.	53,500	3,814,550
CACI International, Inc., Class A(b)	2,000	490,040
Leidos Holdings, Inc.	31,200	3,202,680
		9,547,270
Managed Health Care–0.72%
Humana, Inc.	4,360	1,393,805
Mortgage REITs–0.83%
AGNC Investment Corp.	54,800	933,792
Annaly Capital Management, Inc.	32,800	290,608
MFA Financial, Inc.	54,200	391,866
		1,616,266
Multi-line Insurance–0.65%
Hartford Financial Services Group, Inc. (The)	25,400	1,268,730
Office REITs–0.11%
Equity Commonwealth	7,000	220,220
Oil & Gas Refining & Marketing–0.29%
CVR Energy, Inc.	6,100	173,362
World Fuel Services Corp.	13,900	393,092
		566,454
Packaged Foods & Meats–3.83%
Campbell Soup Co.	8,300	374,496
	Shares	Value
Packaged Foods & Meats–(continued)
General Mills, Inc.	61,800	$3,028,200
Hershey Co. (The)	24,100	3,470,159
Kellogg Co.	7,500	453,525
Mondelez International, Inc., Class A	2,300	121,440
		7,447,820
Pharmaceuticals–1.72%
Merck & Co., Inc.	43,700	3,345,672
Property & Casualty Insurance–0.76%
Allstate Corp. (The)	8,200	863,050
Fidelity National Financial, Inc.	15,900	616,284
		1,479,334
Regional Banks–1.92%
Investors Bancorp, Inc.	48,700	513,298
Popular, Inc. (Puerto Rico)	67,400	3,233,852
		3,747,150
Residential REITs–6.22%
Apartment Investment & Management Co.,
Class A	4,600	220,064
Equity LifeStyle Properties, Inc.	45,200	3,088,516
Equity Residential	38,200	2,868,820
Essex Property Trust, Inc.	10,500	2,975,280
Mid-America Apartment Communities, Inc.	22,900	2,960,054
		12,112,734
Retail REITs–2.71%
Brixmor Property Group, Inc.	104,900	1,910,229
Retail Properties of America, Inc., Class A	122,200	1,279,434
SITE Centers Corp.	40,400	465,004
Spirit Realty Capital, Inc.	35,500	1,615,250
		5,269,917
Semiconductors–0.61%
Cirrus Logic, Inc.(b)	6,900	473,616
Qorvo, Inc.(b)	5,300	533,074
QUALCOMM, Inc.	2,300	180,090
		1,186,780
Specialized Consumer Services–0.35%
H&R Block, Inc.	32,800	677,976
Specialized REITs–1.10%
Gaming and Leisure Properties, Inc.	4,700	209,949
Life Storage, Inc.	18,000	1,942,380
		2,152,329
Steel–0.95%
Reliance Steel & Aluminum Co.	18,100	1,851,449
Systems Software–2.40%
Microsoft Corp.	17,350	2,810,873
Oracle Corp.	37,500	1,854,750
		4,665,623
Technology Hardware, Storage & Peripherals–1.57%
Hewlett Packard Enterprise Co.	239,100	3,058,089
Thrifts & Mortgage Finance–1.21%
New York Community Bancorp, Inc.	201,900	2,182,539

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Invesco Low Volatility Equity Yield Fund

	Shares	Value
Thrifts & Mortgage Finance–(continued)
Washington Federal, Inc.	5,700	$170,943
		2,353,482
Total Common Stocks & Other Equity Interests
(Cost $195,262,933)		189,700,846
	Principal
U.S. Treasury Securities–0.28%	Amount

U.S. Treasury Bills–0.28%
1.83%, 03/12/2020
(Cost $549,692)(d)(e)	$ 550,000	549,692
Money Market Funds–2.36%	Shares

Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(f)	1,588,410	1,588,410

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

	Shares	Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(f)	1,185,201	$1,185,794
Invesco Treasury Portfolio, Institutional
Class, 1.48%(f)	1,815,326	1,815,326
Total Money Market Funds (Cost $4,589,178)		4,589,530
TOTAL INVESTMENTS IN SECURITIES–100.08%
(Cost $200,401,803)		194,840,068
OTHER ASSETS LESS LIABILITIES—(0.08)%		(153,416)
NET ASSETS–100.00%		$194,686,652

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)Each share is comprised of one share of common stock of Extended Stay America, Inc. and one share of Class B stock of ESH Hospitality, Inc.

(d)All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.

(e)Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

Portfolio Composition

By sector, based on Net Assets as of February 29, 2020

Health Care	18.71%
Information Technology	12.53

Financials	12.39
Consumer Discretionary	12.14
Real Estate	11.06

Communication Services	10.37
Consumer Staples	7.44
Utilities	6.85

Industrials	4.71

Other Sectors, Each Less than 2% of Net Assets	1.24
U.S. Treasury Bills, Money Market Funds Plus Other Assets Less
Liabilities	2.56
	Open Futures Contracts
						Unrealized
Long Futures Contracts		Number of	Expiration	Notional		Appreciation
		Contracts	Month	Value	Value	(Depreciation)
Equity Risk
E-Mini S&P 500 Index	32		March-2020	$4,721,760	$(518,559)	$(518,559)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Invesco Low Volatility Equity Yield Fund

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets:
Investments in securities, at value
(Cost $195,812,625)	$190,250,538
Investments in affiliated money market funds, at value
(Cost $4,589,178)	4,589,530
Foreign currencies, at value (Cost $6,209)	6,150
Receivable for:
Fund shares sold	89,043
Dividends	412,964
Investment for trustee deferred compensation and
retirement plans	185,969
Other assets	21,990
Total assets	195,556,184
Liabilities:
Other investments:
Variation margin payable - futures contracts	15,056
Payable for:
Fund shares reacquired	400,002
Accrued fees to affiliates	154,147
Accrued trustees' and officers' fees and benefits	2,306
Accrued other operating expenses	100,739
Trustee deferred compensation and retirement plans	197,282
Total liabilities	869,532
Net assets applicable to shares outstanding	$194,686,652
Net assets consist of:
Shares of beneficial interest	$207,524,588
Distributable earnings (loss)	(12,837,936)
$194,686,652
Net Assets:
Class A	$138,980,709
Class C	$4,302,739
Class R	$558,064
Class Y	$7,572,356
Investor Class	$33,045,144
Class R5	$9,095,559
Class R6	$1,132,081

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	14,005,722
Class C	441,646
Class R	56,505
Class Y	759,428
Investor Class	3,318,386
Class R5	911,015
Class R6	113,415
Class A:
Net asset value per share	$9.92
Maximum offering price per share
(Net asset value of $9.92 ÷ 94.50%)	$10.50
Class C:
Net asset value and offering price per share	$9.74
Class R:
Net asset value and offering price per share	$9.88
Class Y:
Net asset value and offering price per share	$9.97
Investor Class:
Net asset value and offering price per share	$9.96
Class R5:
Net asset value and offering price per share	$9.98
Class R6:
Net asset value and offering price per share	$9.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Invesco Low Volatility Equity Yield Fund

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $32,669)	$2,806,873
Dividends from affiliated money market funds (includes securities lending income of $5,655)	47,033
Total investment income	2,853,906
Expenses:
Advisory fees	651,718
Administrative services fees	15,512
Custodian fees	3,675
Distribution fees:
Class A	194,374
Class C	23,836
Class R	1,363
Investor Class	46,207
Transfer agent fees — A, C, R, Y and Investor	205,982
Transfer agent fees — R5	1,244
Transfer agent fees — R6	89
Trustees' and officers' fees and benefits	8,524
Registration and filing fees	44,118
Reports to shareholders	22,120
Professional services fees	24,565
Other	9,493
Total expenses	1,252,820
Less: Fees waived and/or expense offset arrangement(s)	(5,981)
Net expenses	1,246,839
Net investment income	1,607,067
Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	2,278,153
Foreign currencies	83
Futures contracts	584,124
2,862,360
Change in net unrealized appreciation (depreciation) of:
Investment securities	(11,877,851)

Foreign currencies	(76)

Futures contracts	(500,395)

(12,378,322)

Net realized and unrealized gain (loss)	(9,515,962)

Net increase (decrease) in net assets resulting from operations	$(7,908,895)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Invesco Low Volatility Equity Yield Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	February 29,	August 31,
	2020	2019
Operations:
Net investment income	$1,607,067	$3,610,091
Net realized gain (loss)	2,862,360	(10,375,584)

Change in net unrealized appreciation (depreciation)	(12,378,322)	(23,509,479)

Net increase (decrease) in net assets resulting from operations	(7,908,895)	(30,274,972)
Distributions to shareholders from distributable earnings:
Class A	(1,174,782)	(4,688,562)

Class C	(18,329)	(433,725)

Class R	(3,339)	(9,231)

Class Y	(74,632)	(293,101)

Investor Class	(279,720)	(1,229,582)

Class R5	(104,050)	(382,387)

Class R6	(14,149)	(42,321)

Total distributions from distributable earnings	(1,669,001)	(7,078,909)
Share transactions–net:
Class A	(7,819,512)	2,817,600
Class C	(101,808)	(16,568,468)
Class R	61,019	297,785
Class Y	(361,195)	(677,915)

Investor Class	(2,001,069)	(4,234,832)
Class R5	(1,531,456)	437,779
Class R6	(134,573)	191,827
Net increase (decrease) in net assets resulting from share transactions	(11,888,594)	(17,736,224)

Net increase (decrease) in net assets	(21,466,490)	(55,090,105)
Net assets:
Beginning of period	216,153,142	271,243,247
End of period	$194,686,652	$216,153,142

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Low Volatility Equity Yield Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of	Ratio of
											expenses	expenses
			Net gains								to average	to average net
			(losses)								net assets	assets without	Ratio of net
	Net asset		on securities		Dividends	Distributions					with fee waivers	fee waivers	investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or	and/or	income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses	expenses	to average	Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000's omitted)	absorbed	absorbed	net assets	turnover (c)
Class A											1.18%(d)	1.18%(d)	1.45%(d)
Six months ended 02/29/20	$10.43	$0.08	$(0.51)	$(0.43)	$(0.08)	$—	$(0.08)	$ 9.92	(4.17)%	$138,981				55%
Year ended 08/31/19	12.13	0.17	(1.54)	(1.37)	(0.13)	(0.20)	(0.33)	10.43	(11.34)	153,641	1.18	1.18	1.54	117
Year ended 08/31/18	10.86	0.15	1.31	1.46	(0.19)	—	(0.19)	12.13	13.57	175,074	1.21	1.21	1.35	119
Year ended 08/31/17	9.97	0.24	0.90	1.14	(0.25)	—	(0.25)	10.86	11.65	170,628	1.21	1.21	2.33	108
Year ended 08/31/16	9.40	0.25	0.62	0.87	(0.30)	—	(0.30)	9.97	9.40	173,949	1.20	1.20	2.59	107
Year ended 08/31/15	11.75	0.26	(1.43)	(1.17)	(0.31)	(0.87)	(1.18)	9.40	(10.72)	177,739	1.15	1.15	2.49	101
Class C											1.92(d)	1.92(d)	0.71(d)	55
Six months ended 02/29/20	10.24	0.04	(0.50)	(0.46)	(0.04)	—	(0.04)	9.74	(4.52)	4,303
Year ended 08/31/19	11.92	0.09	(1.53)	(1.44)	(0.04)	(0.20)	(0.24)	10.24	(12.05)	4,627	1.93	1.93	0.79	117
Year ended 08/31/18	10.68	0.07	1.27	1.34	(0.10)	—	(0.10)	11.92	12.64	24,319	1.96	1.96	0.60	119
Year ended 08/31/17	9.80	0.16	0.89	1.05	(0.17)	—	(0.17)	10.68	10.87	25,022	1.96	1.96	1.58	108
Year ended 08/31/16	9.24	0.17	0.61	0.78	(0.22)	—	(0.22)	9.80	8.59	28,435	1.95	1.95	1.84	107
Year ended 08/31/15	11.56	0.18	(1.41)	(1.23)	(0.22)	(0.87)	(1.09)	9.24	(11.37)	29,959	1.90	1.90	1.74	101
Class R											1.42(d)	1.42(d)	1.21(d)	55
Six months ended 02/29/20	10.38	0.06	(0.49)	(0.43)	(0.07)	—	(0.07)	9.88	(4.22)	558
Year ended 08/31/19	12.07	0.14	(1.53)	(1.39)	(0.10)	(0.20)	(0.30)	10.38	(11.54)	526	1.43	1.43	1.29	117
Year ended 08/31/18	10.81	0.13	1.29	1.42	(0.16)	—	(0.16)	12.07	13.25	271	1.46	1.46	1.10	119
Year ended 08/31/17	9.92	0.21	0.91	1.12	(0.23)	—	(0.23)	10.81	11.42	376	1.46	1.46	2.08	108
Year ended 08/31/16	9.35	0.22	0.62	0.84	(0.27)	—	(0.27)	9.92	9.16	268	1.45	1.45	2.34	107
Year ended 08/31/15	11.69	0.24	(1.43)	(1.19)	(0.28)	(0.87)	(1.15)	9.35	(10.93)	170	1.40	1.40	2.24	101
Class Y											0.92(d)	0.92(d)	1.71(d)	55
Six months ended 02/29/20	10.48	0.09	(0.50)	(0.41)	(0.10)	—	(0.10)	9.97	(4.03)	7,572
Year ended 08/31/19	12.19	0.20	(1.55)	(1.35)	(0.16)	(0.20)	(0.36)	10.48	(11.14)	8,322	0.93	0.93	1.79	117
Year ended 08/31/18	10.91	0.18	1.32	1.50	(0.22)	—	(0.22)	12.19	13.89	10,450	0.96	0.96	1.60	119
Year ended 08/31/17	10.02	0.27	0.90	1.17	(0.28)	—	(0.28)	10.91	11.89	12,671	0.96	0.96	2.58	108
Year ended 08/31/16	9.45	0.27	0.62	0.89	(0.32)	—	(0.32)	10.02	9.64	8,152	0.95	0.95	2.84	107
Year ended 08/31/15	11.80	0.29	(1.43)	(1.14)	(0.34)	(0.87)	(1.21)	9.45	(10.43)	4,861	0.90	0.90	2.74	101
Investor Class											1.17(d)	1.17(d)	1.46(d)	55
Six months ended 02/29/20	10.47	0.08	(0.51)	(0.43)	(0.08)	—	(0.08)	9.96	(4.15)	33,045
Year ended 08/31/19	12.17	0.17	(1.54)	(1.37)	(0.13)	(0.20)	(0.33)	10.47	(11.30)	36,647	1.18	1.18	1.54	117
Year ended 08/31/18	10.90	0.16	1.30	1.46	(0.19)	—	(0.19)	12.17	13.53	47,454	1.21	1.21	1.35	119
Year ended 08/31/17	10.00	0.24	0.91	1.15	(0.25)	—	(0.25)	10.90	11.73	46,259	1.21	1.21	2.33	108
Year ended 08/31/16	9.43	0.25	0.62	0.87	(0.30)	—	(0.30)	10.00	9.38	53,620	1.20	1.20	2.59	107
Year ended 08/31/15	11.78	0.27	(1.44)	(1.17)	(0.31)	(0.87)	(1.18)	9.43	(10.68)	52,880	1.15	1.15	2.49	101
Class R5											0.74(d)	0.74(d)	1.89(d)	55
Six months ended 02/29/20	10.50	0.10	(0.51)	(0.41)	(0.11)	—	(0.11)	9.98	(4.01)	9,096
Year ended 08/31/19	12.21	0.22	(1.56)	(1.34)	(0.17)	(0.20)	(0.37)	10.50	(10.96)	11,073	0.75	0.75	1.97	117
Year ended 08/31/18	10.93	0.20	1.32	1.52	(0.24)	—	(0.24)	12.21	14.06	12,374	0.79	0.79	1.77	119
Year ended 08/31/17	10.03	0.29	0.91	1.20	(0.30)	—	(0.30)	10.93	12.20	13,858	0.77	0.77	2.77	108
Year ended 08/31/16	9.46	0.29	0.62	0.91	(0.34)	—	(0.34)	10.03	9.82	13,194	0.77	0.77	3.02	107
Year ended 08/31/15	11.82	0.31	(1.44)	(1.13)	(0.36)	(0.87)	(1.23)	9.46	(10.35)	13,881	0.75	0.75	2.89	101
Class R6											0.73(d)	0.73(d)	1.90(d)	55
Six months ended 02/29/20	10.49	0.10	(0.50)	(0.40)	(0.11)	—	(0.11)	9.98	(3.92)	1,132
Year ended 08/31/19	12.20	0.22	(1.55)	(1.33)	(0.18)	(0.20)	(0.38)	10.49	(10.96)	1,317	0.73	0.73	1.99	117
Year ended 08/31/18	10.93	0.21	1.30	1.51	(0.24)	—	(0.24)	12.20	14.00	1,301	0.75	0.75	1.81	119
Year ended 08/31/17(e)	10.58	0.12	0.31	0.43	(0.08)	—	(0.08)	10.93	4.05	10	0.75(f)	0.75(f)	2.79(f)	108

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)Ratios are annualized and based on average daily net assets (000's omitted) of $155,927, $4,780, $547, $8,538, $37,067, $10,154 and $1,421 for Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

(e)Commencement date of April 04, 2017.

(f)Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Low Volatility Equity Yield Fund

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Low Volatility Equity Yield Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund's investment objective is income and long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12	Invesco Low Volatility Equity Yield Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications – Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange's clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

13	Invesco Low Volatility Equity Yield Fund

K.Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

L.Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.600%
Next $250 million	0.575%

Next $500 million	0.550%
Next $1.5 billion	0.525%
Next $2.5 billion	0.500%

Next $2.5 billion	0.475%
Next $2.5 billion	0.450%
Over $10 billion	0.425%

For the six months ended February 29, 2020, the effective advisory fee rate incurred by the Fund was 0.60%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $2,815.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company ("SSB") serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund's custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C, Class R and Investor Class shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 29, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $4,906 in front-end sales commissions from the sale of Class A shares and $0 and $19 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

14	Invesco Low Volatility Equity Yield Fund

market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$189,700,846	$—	$—	$189,700,846
U.S. Treasury Securities	—	549,692	—	549,692
Money Market Funds	4,589,530	—	—	4,589,530
Total Investments in Securities	194,290,376	549,692	—	194,840,068
Other Investments - Liabilities*
Futures Contracts	(518,559)	—	—	(518,559)
Total Investments	$193,771,817	$549,692	$—	$194,321,509

*Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund's derivative investments, detailed by primary risk exposure, held as of February 29, 2020:

Value
Equity
Derivative Liabilities	Risk
Unrealized depreciation on futures contracts — Exchange-Traded	$(518,559)
Derivatives not subject to master netting agreements	518,559
Total Derivative Liabilities subject to master netting agreements	$-

Effect of Derivative Investments for the six months ended February 29, 2020
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on
Statement of Operations
Equity
Risk
Realized Gain:
Futures contracts	$ 584,124

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(500,395)

Total	$ 83,729
The table below summarizes the average notional value of derivatives held during the period.
Futures
Contracts
Average notional value	$4,655,513

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $3,166.

15	Invesco Low Volatility Equity Yield Fund

NOTE 6—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees' and Officers' Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund's total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2019, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$10,534,239	$—	$10,534,239

*Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $116,008,702 and $126,987,831, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments				$9,666,774
Aggregate unrealized (depreciation) of investments				(15,729,101)

Net unrealized appreciation (depreciation) of investments				$(6,062,327)
Cost of investments for tax purposes is $200,383,836.
NOTE 10—Share Information
		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	253,705	$ 2,762,029	574,800	$6,186,605
Class C	67,928	722,040	118,065	1,282,029
Class R	9,977	105,738	30,693	324,314
Class Y	91,426	992,599	182,341	1,969,735
Investor Class	61,713	663,007	71,965	778,650
Class R5	1,753	19,231	9,254	99,950
Class R6	27,359	298,048	54,339	573,214
Issued as reinvestment of dividends:
Class A	97,045	1,048,837	405,511	4,271,835
Class C	1,590	16,899	37,796	385,119
Class R	301	3,238	840	8,785
Class Y	5,530	60,034	23,236	246,233
Investor Class	25,049	271,575	112,877	1,193,019
Class R5	9,567	103,867	35,864	381,753
Class R6	1,225	13,311	3,824	40,690
16	Invesco Low Volatility Equity Yield Fund

Summary of Share Activity

	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	24,430	$261,949	1,430,483	$ 15,153,429
Class C	(24,873)	(261,949)	(1,453,924)	(15,153,429)
Reacquired:
Class A	(1,098,892)	(11,892,327)	(2,113,351)	(22,794,269)

Class C	(54,807)	(578,798)	(289,626)	(3,082,187)

Class R	(4,481)	(47,957)	(3,261)	(35,314)

Class Y	(131,473)	(1,413,828)	(269,046)	(2,893,883)

Investor Class	(269,515)	(2,935,651)	(582,294)	(6,206,501)

Class R5	(155,008)	(1,654,554)	(4,107)	(43,924)

Class R6	(40,687)	(445,932)	(39,232)	(422,077)

Net increase (decrease) in share activity	(1,101,138)	$(11,888,594)	(1,662,953)	$(17,736,224)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 5% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

17	Invesco Low Volatility Equity Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
			ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Class A	$1,000.00	$958.30	$5.75	$1,019.00	$5.92	1.18%

Class C	1,000.00	954.80	9.33	1,015.32	9.62	1.92

Class R	1,000.00	957.80	6.91	1,017.80	7.12	1.42

Class Y	1,000.00	959.70	4.48	1,020.29	4.62	0.92
Investor Class	1,000.00	958.50	5.70	1,019.05	5.87	1.17

Class R5	1,000.00	959.90	3.61	1,021.18	3.72	0.74

Class R6	1,000.00	960.80	3.56	1,021.23	3.67	0.73

1The actual ending account value is based on the actual total return of the Fund for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18	Invesco Low Volatility Equity Yield Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	LVEY-SAR-1

Semiannual Report to Shareholders	February 29, 2020

Invesco Pennsylvania Tax Free Income Fund

Nasdaq:

A: VKMPX ￿ C: VKPCX ￿ Y: VKPYX ￿ R6: VKPSX

2Letters to Shareholders

3 Fund Performance

5 Schedule of Investments

11 Financial Statements

14 Financial Highlights

15 Notes to Financial Statements

20 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco's efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you'll find detailed information about our funds, including perfor- mance, holdings and portfolio manager commentaries. You can access information about your account by com- pleting a simple, secure online registration. To do so, select "Log In" on the right side of the homepage, and then select "Register for Individual Account Access."

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.inves- co.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2Invesco Pennsylvania Tax Free Income Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, August 31, 2019 to February 29, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.16%
Class C Shares	2.71
Class Y Shares	3.29
Class R6 Shares	3.30
S&P Municipal Bond Index￿ (Broad Market Index)	2.85
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index￿ (Style-
Specific Index)	3.32
Lipper Pennsylvania Municipal Debt Funds Index￿ (Peer Group Index)	2.98

Source(s): ￿RIMES Technologies Corp.; ￿Lipper Inc.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index tracks the performance of investment grade, Pennsylvania-issued US municipals with maturities equal to or greater than five years.

The Lipper Pennsylvania Municipal Debt Funds Index is an unmanaged index consid- ered representative of funds that limit assets to those securities that are exempt from taxation in Pennsylvania.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate sig- nificantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund's portfolio managers by visiting invesco.com/us. Click on "Products" and select "Mutual Funds." Use the "Product Finder" to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund's investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco's investment professionals share their in- sights about market and economic news and trends.

3Invesco Pennsylvania Tax Free Income Fund

Average Annual Total Returns

As of 2/29/20, including maximum applicable sales charges

Class A Shares

Inception (5/1/87)		5.46%
10 Years		4.10
5	Years	2.99
1	Year	4.75
Class C Shares
Inception (8/13/93)		4.05%
10 Years		3.77
5	Years	3.11
1	Year	7.54
Class Y Shares
10 Years		4.81%
5	Years	4.15
1	Year	9.61
Class R6 Shares
10 Years		4.64%
5	Years	4.05
1	Year	9.67

Effective June 1, 2010, Class A and Class C shares of the predecessor fund, Van Kampen Pennsylvania Tax Free Income Fund, advised by Van Kampen Asset Man- agement were reorganized into Class A and Class C shares, respectively, of Invesco Van Kampen Pennsylvania Tax Free Income Fund (renamed Invesco Pennsylvania Tax Free Income Fund). Returns shown above, prior to June 1, 2010, for Class A and Class C shares are blended returns of the predecessor fund and Invesco Pennsylvania Tax Free Income Fund. Share class returns will differ from the predecessor fund be- cause of different expenses.

Class Y shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund's Class A shares and includes the 12b-1 fees appli- cable to Class A shares.

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund's and the predeces- sor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month- end performance. Performance figures re- flect reinvested distributions, changes in net asset value and the effect of the maxi- mum sales charge unless otherwise stated. Performance figures do not reflect deduc- tion of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Fund performance reflects any applicable fee waivers and/or expense reimburse- ments. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more informa- tion.

4Invesco Pennsylvania Tax Free Income Fund

Schedule of Investments

February 29, 2020
(Unaudited)			Principal

	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations–106.55%
Pennsylvania–103.57%
Allegheny (County of), PA; Series 2016 C-76, GO Bonds (a)	5.00%	11/01/2041	$2,820	$ 3,421,788
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008
A, Ref. VRD RB (b)	1.23%	12/01/2037	2,350	2,350,000
Allegheny (County of), PA Higher Education Building Authority (Chatham University); Series 2012 A, RB	5.00%	09/01/2035	1,000	1,066,080
Allegheny (County of), PA Higher Education Building Authority (Duquesne University);
Series 1998, Ref. RB (INS -AMBAC)(c)	5.50%	03/01/2020	660	660,000
Series 2011 A, RB (d)(e)	5.50%	03/01/2021	550	575,724
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group
Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	3,115	3,819,083
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(f)	2.00%	02/01/2037	750	741,240
Series 2019 A, Ref. RB	4.00%	07/15/2038	1,035	1,226,051
Allegheny (County of), PA Sanitary Authority; Series 2015, Ref. RB (a)	5.00%	12/01/2045	2,120	2,506,370
Allentown Neighborhood Improvement Zone Development Authority (City Center);
Series 2017, RB (g)	5.00%	05/01/2022	250	267,373
Series 2018, RB (g)	5.00%	05/01/2042	615	730,848
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing);
Series 2017 A, Ref. RB	5.00%	05/15/2037	750	888,810
Series 2017 C, RB	5.00%	05/15/2047	475	535,458
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	1,062,130
Bethlehem (City of), PA;
Series 2014, Ref. RB (INS-BAM)(c)	5.00%	11/15/2030	425	470,756
Series 2014, Ref. RB (INS-BAM)(c)	5.00%	11/15/2031	425	470,836
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	311,183
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB (d)(e)	5.38%	12/01/2021	1,100	1,185,591
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB (d)(e)	6.25%	11/15/2021	500	545,645
Series 2016 A, Ref. RB	5.00%	11/15/2046	500	580,560
Chester (County of), PA Health & Education Facilities Authority (Seimpson Senior Services);
Series 2019, Ref. RB	3.25%	12/01/2029	195	199,329
Series 2019, Ref. RB	4.00%	12/01/2039	305	319,671
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2019,
Ref. RB	5.00%	12/01/2051	1,000	1,127,780
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A,
Ref. RB	5.00%	12/15/2051	770	889,897
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	695	769,163
Chester (County of), PA Industrial Development Authority (Longwood Gardens);
Series 2019, RB	5.00%	12/01/2044	1,500	1,914,015
Series 2019, RB	4.00%	12/01/2049	1,500	1,738,560
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School);
Series 2014, RB	5.00%	10/01/2044	1,000	1,107,080
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West
Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	750	824,220
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2034	2,500	3,145,850
Series 2018, RB	5.00%	06/01/2035	500	627,175
Series 2018, RB	5.00%	06/01/2035	455	570,729
Cumberland (County of), PA Municipal Authority (Diakon Lutheran Ministries); Series 2015, Ref. RB	5.00%	01/01/2038	1,270	1,434,732
Cumberland (County of), PA Municipal Authority (Penn State Health); Series 2019, RB	4.00%	11/01/2044	2,000	2,296,580
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	615,096
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	215	251,810
Delaware (County of), PA Industrial Development Authority (Covanta); Series 2015, Ref. RB	5.00%	07/01/2043	425	430,189
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	540	596,522
Series 2012, Ref. RB	5.00%	01/01/2027	535	589,602
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2032	1,000	1,426,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Invesco Pennsylvania Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Pennsylvania–(continued)
Doylestown (City of), PA Hospital Authority;
Series 2013 A, RB (d)(e)	5.00%	07/01/2023	$1,000	$ 1,137,990
Series 2019 A, RB	4.00%	07/01/2045	250	273,108
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	650	783,458
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student
Housing);
Series 2013, RB	5.00%	07/01/2035	500	553,405
Series 2014, RB	5.00%	07/01/2039	250	282,008
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	630	753,467
Series 2016, Ref. RB	5.00%	12/01/2039	370	435,083
Franklin (County of), PA Industrial Development Authority (Chambersburg Hospital); Series 2010, RB
(d)(e)	5.38%	07/01/2020	1,000	1,014,870

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	475	527,663
Series 2018, Ref. RB	5.00%	12/01/2053	700	773,318
Series 2019, RB	5.00%	12/01/2039	385	430,272
Series 2019, RB	5.00%	12/01/2049	510	564,555
Series 2019, RB	5.00%	12/01/2054	1,000	1,104,190
Fulton (County of), PA Industrial Development Authority (The Fulton County Medical Center);
Series 2016, Ref. RB	5.00%	07/01/2040	1,515	1,626,519
Geisinger Authority (Geisinger Health System);
Series 2011 A-1, RB	5.13%	06/01/2041	500	523,145
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	2,190	2,641,534
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group); Series 2019 A, Ref.
RB	5.00%	06/01/2049	750	943,687
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	455	541,491
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,135	1,299,779
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref.
RB	5.00%	07/01/2045	625	688,363
Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2008 D, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(b)(h)	1.31%	07/01/2034	910	910,000
Series 2015, Ref. RB	5.00%	11/01/2035	210	241,015
Lancaster (County of), PA Hospital Authority (St. Annes Retirement Community, Inc.);
Series 2020, Ref. RB	5.00%	03/01/2040	125	145,896
Series 2020, Ref. RB	5.00%	03/01/2045	100	115,741
Series 2020, Ref. RB	5.00%	03/01/2050	125	144,244
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, RB (LOC
-PNC Bank, N.A.)(b)(h)	1.15%	10/15/2025	300	300,000
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	2,500	2,884,975
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	825	849,692
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	642	643,548
Series 2014 B, RB (i)	7.50%	02/01/2044	172	85,041
Series 2014 C, RB (j)	0.00%	02/01/2044	516	160
Lycoming (County of), PA Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	750	786,915
Montgomery (County of), PA Higher Education & Health Authority (Abington Memorial Hospital Obligated
Group); Series 2012, RB (d)(e)	5.00%	06/01/2022	1,400	1,529,528
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System);
Series 2014, Ref. RB	5.00%	10/01/2027	390	445,123
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	750	863,932
Series 2017, Ref. RB	5.00%	12/01/2047	1,000	1,133,960
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2048	270	335,351
Series 2019, Ref. RB	4.00%	09/01/2049	1,000	1,147,770
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. RB	5.00%	11/15/2028	900	971,280
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015,
Ref. RB	5.25%	01/15/2045	850	974,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Invesco Pennsylvania Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Pennsylvania–(continued)
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.);
Series 2010, RB (d)(e)	6.62%	12/01/2021	$1,500	$ 1,649,925
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref.
RB	5.00%	12/01/2049	1,000	1,191,910
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	1,635	2,025,193
Northampton (County of), PA General Purpose Authority (St. Luke's University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	400,092
Series 2018 A, Ref. RB	4.00%	08/15/2048	645	729,282
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	920	974,243
Series 2019, Ref. RB	5.00%	11/01/2039	500	575,880
Series 2019, Ref. RB	5.00%	11/01/2044	950	1,087,902
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	1,195,540
Northeastern Pennsylvania (State of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2044	1,000	1,224,680
Penn Hills School District; Series 2020, Ref. GO Bonds	3.00%	10/01/2042	750	796,538
Pennsylvania (Commonwealth of);
First Series 2014, GO Bonds (a)	5.00%	06/15/2034	3,000	3,481,590
Series 2018 A, Ref. COP	4.00%	07/01/2046	540	615,697
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	590	723,889
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids
Facility); Series 2009, RB	6.25%	01/01/2032	950	966,549
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees of the University of
Pennsylvania); Series 2017, RB (a)	5.00%	08/15/2046	2,200	2,704,592
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, RB (d)(e)	5.00%	03/01/2022	500	541,675
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. RB (k)	5.00%	11/01/2041	1,200	1,299,036
Pennsylvania (State of) Economic Development Financing Authority (Capital Region Parking System);
Series 2013, RB	6.00%	07/01/2053	920	1,076,878
Pennsylvania (State of) Economic Development Financing Authority (Covanta Holding Corp.);
Series 2019 A, RB (g)(k)	3.25%	08/01/2039	1,250	1,275,775
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014,
Ref. RB (k)	5.50%	11/01/2044	635	686,880
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB (k)	5.00%	12/31/2034	1,235	1,479,962
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley
College); Series 2012, RB	5.00%	11/01/2042	535	554,506
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation);
Series 2010, RB (d)(e)	6.00%	07/01/2020	500	508,520
Pennsylvania (State of) Higher Educational Facilities Authority (Holy Family University); Series 2013 A,
RB	6.25%	09/01/2033	320	361,434
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	1,272,229
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student
Services); Series 2012, RB (d)(e)	5.00%	10/01/2022	1,300	1,437,969
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph's University); Series 2010 A,
RB	5.00%	11/01/2034	500	512,800
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/2042	570	611,040
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University);
Series 2015, Ref. RB	5.25%	09/01/2050	1,070	1,260,160
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health
System);
Series 2017 A, RB	5.00%	08/15/2042	1,075	1,332,269
Series 2019, RB	4.00%	08/15/2049	1,465	1,720,188
Pennsylvania (State of) Housing Finance Agency; Series 2019-131 A, Ref. RB	3.10%	10/01/2044	2,500	2,642,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Invesco Pennsylvania Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Turnpike Commission;
Series 2009 C, RB (INS-AGM)(c)(i)	6.25%	06/01/2033	$2,000	$ 2,587,640
Series 2009 E, RB (i)	6.37%	12/01/2038	1,435	1,942,660
Series 2018 A-2, RB	5.00%	12/01/2043	535	674,983
Series 2018 B, RB	5.25%	12/01/2048	630	793,794
Series 2019 A, RB	5.00%	12/01/2044	1,000	1,284,540
Subseries 2010 A-2, RB (d)(e)(i)	5.50%	12/01/2020	180	186,305
Subseries 2010 A-2, Ref. RB (d)(e)(i)	5.50%	12/01/2020	820	849,036
Subseries 2010 B-2, RB (d)(e)(i)	5.00%	12/01/2020	235	242,363
Subseries 2010 B-2, RB (d)(e)(i)	5.00%	12/01/2020	125	128,916
Subseries 2010 B-2, RB (d)(e)(i)	5.13%	12/01/2020	500	516,320
Subseries 2010 B-2, Ref. RB (d)(e)(i)	5.00%	12/01/2020	265	273,403
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,000	1,233,870
Pennsylvania State University; Series 2019 A, RB	5.00%	09/01/2044	1,330	1,729,984
Philadelphia (City of), PA;
Ninth Series 2010, RB (d)(e)	5.25%	08/01/2020	390	397,075
Ninth Series 2010, RB	5.25%	08/01/2040	610	621,096
Series 2010 C, RB (d)(e)	5.00%	08/01/2020	970	987,004
Series 2010 C, RB (d)(e)	5.00%	08/01/2020	280	284,850
Series 2011, GO Bonds (d)(e)	6.00%	08/01/2020	500	510,685
Series 2017 A, RB (a)(l)	5.25%	10/01/2052	2,070	2,562,122
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	700	870,786
Series 2017 B, Ref. RB (k)	5.00%	07/01/2047	1,000	1,203,970
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	880	1,082,787
Series 2019 B, GO Bonds	5.00%	02/01/2039	300	388,455
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	350	369,782
Series 2019, RB	5.00%	06/15/2039	500	544,915
Series 2019, RB	5.00%	06/15/2050	350	375,970
Philadelphia (City of), PA Authority for Industrial Development (The Childrens Hospital of Philadelphia);
Series 2014 A, RB (a)	5.00%	07/01/2042	1,500	1,735,635
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	1,148,370
Series 2017, Ref. RB	5.00%	07/01/2049	500	570,975
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Jefferson Health System);
Series 2010 B, RB (d)(e)	5.00%	05/15/2020	1,500	1,512,480
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health
System); Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,202,590
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School);
Series 2013, RB (m)	6.12%	03/15/2043	585	585,000
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School); Series 2012, RB	6.25%	04/01/2042	1,000	1,032,100
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter
School); Series 2014 A, RB	7.00%	06/15/2033	875	1,024,249
Philadelphia (City of), PA Industrial Development Authority (Kipp Philadelphia Charter School);
Series 2016 B, RB	5.00%	04/01/2046	640	693,587
Philadelphia (City of), PA Industrial Development Authority (MaST Charter School); Series 2010, RB (d)(e)	6.00%	08/01/2020	700	714,518
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref.
RB	5.25%	08/01/2046	1,500	1,681,500
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School);
Series 2012, RB (d)(e)	6.62%	12/15/2022	750	866,400
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School);
Series 2013, RB (g)	6.50%	06/15/2033	945	954,752
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB
(g)	5.00%	03/15/2045	540	600,685

Philadelphia (State of) Authority for Industrial Development (Cultural and Commercials Corridors);
Series 2016, Ref. RB	5.00%	12/01/2031	840	1,011,713
Philadelphia (State of) Authority for Industrial Development (Temple University); First Series 2015, Ref.
RB	5.00%	04/01/2045	530	603,834
Philadelphia School District; Series 2007 A, Ref. GO Bonds (INS -NATL)(c)	5.00%	06/01/2025	535	645,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Invesco Pennsylvania Tax Free Income Fund

				Principal
		Interest	Maturity	Amount
		Rate	Date	(000)	Value
Pennsylvania–(continued)
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority (Regional Asset District);
Series 2010, Ref. RB (INS-AGM)(c)		5.00%	02/01/2031	$1,000	$1,016,430
Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB		5.00%	09/01/2031	500	567,600
Series 2019 A, RB (INS-AGM)(c)		5.00%	09/01/2044	1,200	1,524,528
Ridley School District; Series 2009, VRD GO Bonds (LOC-TD Bank N.A.)(b)(h)		1.13%	11/01/2029	980	980,000
School District of Philadelphia (The); Series 2019 A, GO Bonds		5.00%	09/01/2044	1,000	1,256,580
State Public School Building Authority (Harrisburg School District); Series 2016 A, Ref. RB (INS-AGM)(c)		5.00%	12/01/2030	1,055	1,289,980
Susquehanna Area Regional Airport Authority; Series 2012 A, RB (k)		5.00%	01/01/2027	1,185	1,297,622
Union (County of), PA Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. RB (d)(e)		7.00%	08/01/2021	1,000	1,085,630
Washington (County of), PA Industrial Development Authority (Washington Jefferson College);
Series 2010, RB (d)(e)		5.25%	05/01/2020	500	503,595
Washington (County of), PA Redevelopment Authority; Series 2018, Ref. RB		5.00%	07/01/2028	500	552,010
Westmoreland (County of), PA Municipal Authority; Series 2013, RB (d)(e)		5.00%	08/15/2023	750	857,250
Wilkes-Barre (City of), PA Finance Authority (University of Scranton); Series 2010, RB (d)(e)		5.00%	11/01/2020	850	873,366
					165,645,080
Guam–1.97%
Guam (Territory of); Series 2011 A, RB		5.13%	01/01/2042	785	831,064
Guam (Territory of) Power Authority;
Series 2010 A, RB (d)(e)		5.50%	10/01/2020	410	421,082
Series 2012 A, Ref. RB		5.00%	10/01/2034	520	565,500
Guam (Territory of) Waterworks Authority;
Series 2010, RB (d)(e)		5.62%	07/01/2020	1,000	1,016,080
Series 2014 A, Ref. RB		5.00%	07/01/2029	285	324,364
					3,158,090
Virgin Islands–0.69%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB (k)		5.00%	09/01/2029	575	596,563
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref.
RB		5.00%	10/01/2025	500	500,940
					1,097,503
Puerto Rico–0.32%
Children's Trust Fund; Series 2002, RB		5.37%	05/15/2033	210	215,779
Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB (j)		0.00%	07/01/2027	350	299,397
					515,176
TOTAL INVESTMENTS IN SECURITIES(n)–106.55% (Cost $157,850,594)					170,415,849
FLOATING RATE NOTE OBLIGATIONS–(7.08)%
Notes with interest and fee rates ranging from 1.70% to 1.77% at 02/29/2020 and
contractual maturities of collateral ranging from 06/01/2034 to 10/01/2052 (See Note 1K)(o)					(11,320,000)
OTHER ASSETS LESS LIABILITIES–0.53%					840,360
NET ASSETS–100.00%					$159,936,209
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC – American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Invesco Pennsylvania Tax Free Income Fund

Notes to Schedule of Investments:

(a)Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.

(b)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(c)Principal and/or interest payments are secured by the bond insurance company listed.

(d)Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(g)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $3,829,433, which represented 2.39% of the Fund's Net Assets.

(h)Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(j)Zero coupon bond issued at a discount.

(k)Security subject to the alternative minimum tax.

(l)Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,380,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)Security valued using significant unobservable inputs (Level 3). See Note 3.

(n)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(o)Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 29, 2020. At February 29, 2020, the Fund's investments with a value of $20,185,122 are held by TOB Trusts and serve as collateral for the $11,320,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of February 29, 2020

Revenue Bonds	80.8%
Pre-Refunded Bonds	10.8
General Obligation Bonds	7.6

Other	0.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Pennsylvania Tax Free Income Fund

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets:
Investments in securities, at value
(Cost $157,850,594)	$170,415,849
Receivable for:
Fund shares sold	101,336
Interest	1,747,176
Investment for trustee deferred compensation and
retirement plans	42,540
Other assets	24,284
Total assets	172,331,185
Liabilities:
Floating rate note obligations	11,320,000
Payable for:
Investments purchased	400,566
Dividends	146,923
Fund shares reacquired	50,077
Amount due custodian	243,836
Accrued fees to affiliates	58,476
Accrued trustees' and officers' fees and benefits	3,029
Accrued other operating expenses	125,576
Trustee deferred compensation and retirement plans	46,493
Total liabilities	12,394,976
Net assets applicable to shares outstanding	$159,936,209
Net assets consist of:
Shares of beneficial interest	$151,986,875
Distributable earnings	7,949,334
$159,936,209
Net Assets:
Class A	$134,892,230
Class C	$9,632,330
Class Y	$12,635,010
Class R6	$2,776,639

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	8,026,311
Class C	572,570
Class Y	751,127
Class R6	165,054
Class A:
Net asset value per share	$16.81
Maximum offering price per share
(Net asset value of $16.81 ÷ 95.75%)	$17.56
Class C:
Net asset value and offering price per share	$16.82
Class Y:
Net asset value and offering price per share	$16.82
Class R6:
Net asset value and offering price per share	$16.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Pennsylvania Tax Free Income Fund

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Investment income:
Interest	$3,100,183
Expenses:
Advisory fees	373,846
Administrative services fees	9,902
Custodian fees	577
Distribution fees:
Class A	159,975
Class C	40,702
Interest, facilities and maintenance fees	170,181
Transfer agent fees — A, C and Y	48,945
Transfer agent fees — R6	221
Trustees' and officers' fees and benefits	8,762
Registration and filing fees	25,714
Reports to shareholders	9,913
Professional services fees	32,169
Other	6,255
Total expenses	887,162
Net investment income	2,213,021
Realized and unrealized gain from:
Net realized gain from investment securities	504,830
Change in net unrealized appreciation of investment securities	2,168,874
Net realized and unrealized gain	2,673,704
Net increase in net assets resulting from operations	$4,886,725

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Pennsylvania Tax Free Income Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	February 29,	August 31,
	2020	2019
Operations:
Net investment income	$2,213,021	$4,220,823
Net realized gain (loss)	504,830	(660,914)
Change in net unrealized appreciation	2,168,874	5,997,437
Net increase in net assets resulting from operations	4,886,725	9,557,346
Distributions to shareholders from distributable earnings:
Class A	(2,232,979)	(4,441,367)

Class C	(109,957)	(242,072)

Class Y	(209,457)	(373,567)

Class R6	(44,435)	(55,313)

Total distributions from distributable earnings	(2,596,828)	(5,112,319)
Share transactions–net:
Class A	8,499,951	12,995,184
Class C	2,195,632	(1,912,249)
Class Y	1,995,056	3,473,418
Class R6	680,007	950,717
Net increase in net assets resulting from share transactions	13,370,646	15,507,070
Net increase in net assets	15,660,543	19,952,097
Net assets:
Beginning of period	144,275,666	124,323,569
End of period	$159,936,209	$144,275,666

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Pennsylvania Tax Free Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Supplemental
											ratio of
											expenses
									Ratio of	Ratio of	to average
									expenses	expenses	net assets
			Net gains						to average	to average net	with fee waivers
			(losses)						net assets	assets without	(excluding	Ratio of net
	Net asset		on securities		Dividends				with fee waivers	fee waivers	interest,	investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	and/or	and/or	facilities and	income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	expenses	expenses	maintenance	to average	Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return (b)	(000's omitted)	absorbed	absorbed	fees)	net assets	turnover (c)
Class A									1.17%(d)	1.17%(d)	0.94%(d)	2.98%(d)
Six months ended 02/29/20	$16.58	$0.24	$ 0.28	$ 0.52	$(0.29)	$16.81	3.16%	$134,892					6%
Year ended 08/31/19	16.04	0.53	0.66	1.19	(0.65)	16.58	7.60	124,485	1.32	1.32	1.01	3.32	11
Year ended 08/31/18	16.49	0.71(e)	(0.54)(e)	0.17	(0.62)	16.04	1.05	107,640	1.36	1.36	1.05	4.37(e)	17
Year ended 08/31/17	17.01	0.57	(0.55)	0.02	(0.54)	16.49	0.18	112,324	1.19	1.19	1.04	3.50	22
Year ended 08/31/16	16.44	0.57	0.60	1.17	(0.60)	17.01	7.21	118,906	1.08	1.08	1.02	3.41	12
Year ended 08/31/15	16.50	0.59	(0.09)	0.50	(0.56)	16.44	3.09	112,409	1.12	1.12	1.09	3.59	13
Class C									1.92(d)	1.92(d)	1.69(d)	2.23(d)	6
Six months ended 02/29/20	16.60	0.18	0.26	0.44	(0.22)	16.82	2.71	9,632
Year ended 08/31/19	16.06	0.41	0.66	1.07	(0.53)	16.60	6.80	7,284	2.07	2.07	1.76	2.57	11
Year ended 08/31/18	16.50	0.59(e)	(0.53)(e)	0.06	(0.50)	16.06	0.36	9,013	2.11	2.11	1.80	3.62(e)	17
Year ended 08/31/17	17.03	0.45	(0.56)	(0.11)	(0.42)	16.50	(0.63)	10,325	1.94	1.94	1.79	2.75	22
Year ended 08/31/16	16.46	0.44	0.60	1.04	(0.47)	17.03	6.42	11,406	1.83	1.83	1.77	2.66	12
Year ended 08/31/15	16.53	0.47	(0.09)	0.38	(0.45)	16.46	2.33	9,488	1.87	1.87	1.84	2.84	13
Class Y									0.92(d)	0.92(d)	0.69(d)	3.23(d)	6
Six months ended 02/29/20	16.59	0.26	0.28	0.54	(0.31)	16.82	3.29	12,635
Year ended 08/31/19	16.06	0.57	0.65	1.22	(0.69)	16.59	7.80	10,455	1.07	1.07	0.76	3.57	11
Year ended 08/31/18	16.50	0.75(e)	(0.53)(e)	0.22	(0.66)	16.06	1.37	6,622	1.11	1.11	0.80	4.62(e)	17
Year ended 08/31/17	17.02	0.61	(0.55)	0.06	(0.58)	16.50	0.44	6,905	0.94	0.94	0.79	3.75	22
Year ended 08/31/16	16.46	0.61	0.59	1.20	(0.64)	17.02	7.41	4,351	0.83	0.83	0.77	3.66	12
Year ended 08/31/15	16.51	0.64	(0.08)	0.56	(0.61)	16.46	3.41	3,323	0.87	0.87	0.84	3.84	13
Class R6									0.87(d)	0.87(d)	0.64(d)	3.28(d)	6
Six months ended 02/29/20	16.59	0.27	0.27	0.54	(0.31)	16.82	3.30	2,777
Year ended 08/31/19	16.06	0.59	0.64	1.23	(0.70)	16.59	7.88	2,052	1.01	1.01	0.70	3.63	11
Year ended 08/31/18	16.50	0.75(e)	(0.53)(e)	0.22	(0.66)	16.06	1.38	1,048	1.07	1.07	0.76	4.66(e)	17
Year ended 08/31/17(f)	16.23	0.26	0.25	0.51	(0.24)	16.50	3.15	10	0.93(g)	0.93(g)	0.78(g)	3.76(g)	22

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)Ratios are annualized and based on average daily net assets (000's omitted) of $128,537, $8,163, $11,276 and $2,384 for Class A, Class C, Class Y and Class R6 shares, respectively.

(e)Amount includes the effect of a one-time reclassification of prior year earnings. Excluding this reclassification, net investment income per share, net gains (losses) on securities and ratio of net investment income to average net assets would have been $0.57, $(0.40) and 3.48%; $0.45, $(0.39) and 2.73%; $0.61, $(0.39) and 3.73%; and $0.61, $(0.39) and 3.77% for Class A, Class C, Class Y and Class R6, respectively.

(f)Commencement date of April 04, 2017.

(g)Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Pennsylvania Tax Free Income Fund

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Pennsylvania Tax Free Income Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund's investment objective is to provide only Pennsylvania investors with a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment in a varied portfolio of medium- and lower-grade municipal securities.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

F.Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to

15	Invesco Pennsylvania Tax Free Income Fund

shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the

Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

I.Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.Indemnifications – Under the Fund's organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds ("TOBs"), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund ("TOB Trusts") in exchange for cash and residual interests in the TOB Trusts' assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund's net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event ("liquidity shortfall"). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund's floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Volcker Rule") prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities' investments in, and relationships with, "covered funds", as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as "sponsors" of TOB Trusts. These duties may be performed by a third-party service provider. The Fund's expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the "Risk Retention Rules"). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust's municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund's ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

16	Invesco Pennsylvania Tax Free Income Fund

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund's net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

L.Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund's investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.500%

Over $500 million	0.400%

For the six months ended February 29, 2020, the effective advisory fee rate incurred by the Fund was 0.50%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company ("SSB") serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund's custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Trust has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Trust and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Trust, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. ("IDI"). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the "Plans") for Class A shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six-month period ended February 29, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees. Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $16,588 in front-end sales commissions from the sale of Class A shares and $0 and $5 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

17	Invesco Pennsylvania Tax Free Income Fund

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$169,830,849	$585,000	$170,415,849

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six-month period ended February 29, 2020, the Fund engaged in securities purchases of $13,403,192 and securities sales of $20,319,031, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $258.

NOTE 6—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees' and Officers' Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund's total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 29, 2020 were $13,868,333 and 2.47%, respectively.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2019, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$1,134,559	$3,854,745	$4,989,304

*Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $26,437,470 and $8,813,904, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

18	Invesco Pennsylvania Tax Free Income Fund

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments				$12,716,670
Aggregate unrealized (depreciation) of investments				(116,246)
Net unrealized appreciation of investments				$12,600,424
Cost of investments for tax purposes is $157,815,425.
NOTE 10—Share Information
		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	766,302	$12,578,792	1,422,384	$ 22,917,558
Class C	194,742	3,199,586	165,811	2,677,786
Class Y	141,012	2,323,682	358,323	5,739,087
Class R6	44,559	731,471	64,872	1,052,876
Issued as reinvestment of dividends:
Class A	81,773	1,347,004	176,599	2,837,833
Class C	5,184	85,504	10,430	167,565
Class Y	7,528	124,138	12,663	204,210
Class R6	2,046	33,741	3,010	48,532
Automatic conversion of Class C shares to Class A shares:
Class A	47,547	780,822	213,649	3,398,077
Class C	(47,492)	(780,822)	(213,386)	(3,398,077)
Reacquired:
Class A	(377,783)	(6,206,667)	(1,012,851)	(16,158,284)

Class C	(18,748)	(308,636)	(85,078)	(1,359,523)

Class Y	(27,421)	(452,764)	(153,248)	(2,469,879)

Class R6	(5,185)	(85,205)	(9,479)	(150,691)
Net increase in share activity	814,064	$13,370,646	953,699	$ 15,507,070

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—Significant Event

The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would .

The reorganization is expected to be consummated on May 15, 2020. Upon closing of the reorganization, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund will liquidate and cease operations.

NOTE 12—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

19	Invesco Pennsylvania Tax Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
			ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Class A	$1,000.00	$1,031.60	$5.91	$1,019.05	$5.87	1.17%

Class C	1,000.00	1,027.10	9.68	1,015.32	9.62	1.92

Class Y	1,000.00	1,032.90	4.65	1,020.29	4.62	0.92

Class R6	1,000.00	1,033.00	4.40	1,020.54	4.37	0.87

1The actual ending account value is based on the actual total return of the Fund for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

20	Invesco Pennsylvania Tax Free Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	VK-PTFI-SAR-1

Semiannual Report to Shareholders	February 29, 2020

Invesco S&P 500 Index Fund

Nasdaq:

A: SPIAX ￿ C: SPICX ￿ Y: SPIDX ￿ R6: SPISX

2Letters to Shareholders

3 Fund Performance

5 Schedule of Investments

13 Financial Statements

16 Financial Highlights

17 Notes to Financial Statements

23 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco's efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you'll find detailed information about our funds, including perfor- mance, holdings and portfolio manager commentaries. You can access information about your account by com- pleting a simple, secure online registration. To do so, select "Log In" on the right side of the homepage, and then select "Register for Individual Account Access."

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.inves- co.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2Invesco S&P 500 Index Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, August 31, 2019 to February 29, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.64%
Class C Shares	1.26
Class Y Shares	1.77
Class R6 Shares	1.79
S&P 500 Index￿ (Broad Market/Style-Specific Index)	1.92
Lipper S&P 500 Objective Funds Index￿ (Peer Group Index)	1.85

Source(s): ￿RIMES Technologies Corp.; ￿Lipper Inc.

The S&P 500®Index is an unmanaged index considered representative of the US stock market.

The Lipper S&P 500 Objective Funds Index is an unmanaged index considered repre- sentative of S&P 500 funds tracked by Lipper.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund's portfolio managers by visiting invesco.com/us. Click on "Products" and select "Mutual Funds." Use the "Product Finder" to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund's investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco's investment professionals share their in- sights about market and economic news and trends.

3Invesco S&P 500 Index Fund

Average Annual Total Returns

As of 2/29/20, including maximum applicable sales charges

Class A Shares

Inception (9/26/97)		6.34%
10 Years		11.39
5	Years	7.39
1	Year	1.67
Class C Shares
Inception (9/26/97)		6.24%
10 Years		11.20
5	Years	7.81
1	Year	5.78
Class Y Shares
Inception (9/26/97)		6.86%
10 Years		12.30
5	Years	8.88
1	Year	7.87
Class R6 Shares
10 Years		12.12%
5	Years	8.81
1	Year	7.89

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Morgan Stanley S&P 500 Index Fund, ad- vised by Morgan Stanley Investment Advi- sors Inc. were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco S&P 500 Index Fund. Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are blended returns of the predecessor fund and Invesco S&P 500 Index Fund. Share class returns will differ from the predeces- sor fund because of different expenses.

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund's and the predeces- sor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month- end performance. Performance figures re- flect reinvested distributions, changes in net asset value and the effect of the maxi- mum sales charge unless otherwise stated. Performance figures do not reflect deduc- tion of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Fund performance reflects any applicable fee waivers and/or expense reimburse- ments. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more informa- tion.

4Invesco S&P 500 Index Fund

Schedule of Investments(a)

February 29, 2020 (Unaudited)

SharesValue

Common Stocks & Other Equity Interests–97.91%

Advertising–0.09%
Interpublic Group of Cos., Inc. (The)	22,379	$478,016
Omnicom Group, Inc.	12,605	873,274
		1,351,290
Aerospace & Defense–2.35%
Arconic, Inc.	22,370	656,560
Boeing Co. (The)	30,859	8,489,619
General Dynamics Corp.	13,525	2,159,807
Huntington Ingalls Industries, Inc.	2,376	488,339
L3Harris Technologies, Inc.	12,759	2,522,837
Lockheed Martin Corp.	14,326	5,298,758
Northrop Grumman Corp.	9,046	2,974,687
Raytheon Co.	16,072	3,030,536
Textron, Inc.	13,129	533,037
TransDigm Group, Inc.	2,874	1,603,146
United Technologies Corp.	46,828	6,115,269
		33,872,595
Agricultural & Farm Machinery–0.20%
Deere & Co.	18,173	2,843,711
Agricultural Products–0.08%
Archer-Daniels-Midland Co.	32,130	1,209,695
Air Freight & Logistics–0.47%
C.H. Robinson Worldwide, Inc.	7,782	536,180
Expeditors International of
Washington, Inc.	9,814	691,102
FedEx Corp.	13,854	1,955,769
United Parcel Service, Inc., Class B	40,447	3,660,049
		6,843,100
Airlines–0.30%
Alaska Air Group, Inc.	7,086	357,560
American Airlines Group, Inc.	22,502	428,663
Delta Air Lines, Inc.	33,268	1,534,653
Southwest Airlines Co.	27,338	1,262,742
United Airlines Holdings, Inc.(b)	12,560	773,570
		4,357,188
Alternative Carriers–0.05%
CenturyLink, Inc.	56,634	683,572
Apparel Retail–0.48%
Gap, Inc. (The)	12,314	176,460
L Brands, Inc.	13,447	291,262
Ross Stores, Inc.	20,866	2,269,804
TJX Cos., Inc. (The)	69,993	4,185,581
		6,923,107
Apparel, Accessories & Luxury Goods–0.22%
Capri Holdings Ltd.(b)	8,714	224,995
Hanesbrands, Inc.	20,886	276,530
PVH Corp.	4,262	315,857
Ralph Lauren Corp.	2,870	302,814
Tapestry, Inc.	15,926	373,465
	Shares	Value
Apparel, Accessories & Luxury Goods–(continued)
Under Armour, Inc., Class A(b)	10,816	$153,479
Under Armour, Inc., Class C(b)	11,273	140,687
VF Corp.	18,902	1,360,944
		3,148,771
Application Software–2.06%
Adobe, Inc.(b)	27,940	9,642,653
ANSYS, Inc.(b)	4,939	1,196,176
Autodesk, Inc.(b)	12,699	2,423,985
Cadence Design Systems, Inc.(b)	16,206	1,071,865
Citrix Systems, Inc.	7,074	731,381
Intuit, Inc.	15,023	3,993,865
Paycom Software, Inc.(b)	2,831	800,182
salesforce.com, inc.(b)	51,196	8,723,798
Synopsys, Inc.(b)	8,640	1,191,715
		29,775,620
Asset Management & Custody Banks–0.75%
Ameriprise Financial, Inc.	7,312	1,033,186
Bank of New York Mellon Corp. (The)	48,437	1,932,636
BlackRock, Inc.	6,806	3,151,246
Franklin Resources, Inc.	16,098	350,292
Invesco Ltd.(c)	21,482	309,341
Northern Trust Corp.	12,229	1,073,217
State Street Corp.	20,988	1,429,493
T. Rowe Price Group, Inc.	13,442	1,586,290
		10,865,701
Auto Parts & Equipment–0.11%
Aptiv PLC	14,728	1,150,404
BorgWarner, Inc.	11,872	375,155
		1,525,559
Automobile Manufacturers–0.26%
Ford Motor Co.	224,762	1,564,344
General Motors Co.	72,571	2,213,415
		3,777,759
Automotive Retail–0.30%
Advance Auto Parts, Inc.	3,997	531,521
AutoZone, Inc.(b)	1,375	1,419,701
CarMax, Inc.(b)	9,519	831,104
O'Reilly Automotive, Inc.(b)	4,366	1,609,832
		4,392,158
Biotechnology–2.06%
AbbVie, Inc.	85,356	7,315,863
Alexion Pharmaceuticals, Inc.(b)	12,772	1,200,951
Amgen, Inc.	34,295	6,849,740
Biogen, Inc.(b)	10,414	3,211,574
Gilead Sciences, Inc.	73,022	5,064,806
Incyte Corp.(b)	10,362	781,399
Regeneron Pharmaceuticals, Inc.(b)	4,613	2,050,801
Vertex Pharmaceuticals, Inc.(b)	14,841	3,324,829
		29,799,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Invesco S&P 500 Index Fund

	Shares	Value
Brewers–0.04%
Molson Coors Beverage Co., Class B	10,799	$535,738
Broadcasting–0.17%
Discovery, Inc., Class A(b)	9,085	233,485
Discovery, Inc., Class C(b)	19,360	485,936
Fox Corp., Class A	20,477	629,463
Fox Corp., Class B	9,334	284,220
ViacomCBS, Inc., Class B	31,190	767,586
		2,400,690
Building Products–0.26%
A.O. Smith Corp.	7,953	314,541
Allegion PLC	5,381	618,761
Fortune Brands Home & Security, Inc.	8,041	496,532
Johnson Controls International PLC	44,525	1,628,279
Masco Corp.	16,397	677,524
		3,735,637
Cable & Satellite–1.08%
Charter Communications, Inc., Class A(b)	9,049	4,462,696
Comcast Corp., Class A	262,035	10,594,075
DISH Network Corp., Class A(b)	14,716	493,280
		15,550,051
Casinos & Gaming–0.17%
Las Vegas Sands Corp.	19,472	1,135,412
MGM Resorts International	29,724	730,021
Wynn Resorts Ltd.	5,568	601,233
		2,466,666
Commodity Chemicals–0.19%
Dow, Inc.	42,829	1,730,720
LyondellBasell Industries N.V., Class A	14,840	1,060,466
		2,791,186
Communications Equipment–0.89%
Arista Networks, Inc.(b)	3,128	604,079
Cisco Systems, Inc.	244,861	9,777,300
F5 Networks, Inc.(b)	3,508	420,785
Juniper Networks, Inc.	19,319	409,949
Motorola Solutions, Inc.	9,888	1,638,244
		12,850,357
Computer & Electronics Retail–0.07%
Best Buy Co., Inc.	13,143	994,268
Construction & Engineering–0.07%
Jacobs Engineering Group, Inc.	7,789	719,236
Quanta Services, Inc.	8,174	311,675
		1,030,911
Construction Machinery & Heavy Trucks–0.51%
Caterpillar, Inc.	31,898	3,963,008
Cummins, Inc.	8,842	1,337,706
PACCAR, Inc.	20,013	1,338,870
Wabtec Corp.	10,469	719,220
		7,358,804
Construction Materials–0.12%
Martin Marietta Materials, Inc.	3,591	817,060
Vulcan Materials Co.	7,605	914,578
		1,731,638
	Shares	Value
Consumer Electronics–0.05%
Garmin Ltd.	8,306	$734,167
Consumer Finance–0.61%
American Express Co.	38,728	4,257,369
Capital One Financial Corp.	26,880	2,372,429
Discover Financial Services	18,092	1,186,474
Synchrony Financial	34,313	998,508
		8,814,780
Copper–0.06%
Freeport-McMoRan, Inc.	83,745	834,100
Data Processing & Outsourced Services–4.20%
Alliance Data Systems Corp.	2,408	206,799
Automatic Data Processing, Inc.	24,998	3,868,191
Broadridge Financial Solutions, Inc.	6,570	685,645
Fidelity National Information Services,
Inc.	35,473	4,956,288
Fiserv, Inc.(b)	32,963	3,604,834
FleetCor Technologies, Inc.(b)	5,008	1,331,076
Global Payments, Inc.	17,346	3,191,144
Jack Henry & Associates, Inc.	4,426	671,601
Mastercard, Inc., Class A	51,238	14,871,829
Paychex, Inc.	18,386	1,424,547
PayPal Holdings, Inc.(b)	67,773	7,318,806
Visa, Inc., Class A	98,806	17,958,979
Western Union Co. (The)	24,198	541,793
		60,631,532
Department Stores–0.06%
Kohl's Corp.	9,036	353,759
Macy's, Inc.	17,859	236,275
Nordstrom, Inc.	6,145	213,231
		803,265
Distillers & Vintners–0.16%
Brown-Forman Corp., Class B	10,564	648,735
Constellation Brands, Inc., Class A	9,667	1,666,398
		2,315,133
Distributors–0.09%
Genuine Parts Co.	8,398	732,642
LKQ Corp.(b)	17,718	524,098
		1,256,740
Diversified Banks–3.83%
Bank of America Corp.	467,273	13,317,281
Citigroup, Inc.	126,012	7,996,722
JPMorgan Chase & Co.	181,035	21,019,974
U.S. Bancorp	82,035	3,809,705
Wells Fargo & Co.	222,145	9,074,623
		55,218,305
Diversified Chemicals–0.03%
Eastman Chemical Co.	7,875	484,391
Diversified Support Services–0.16%
Cintas Corp.	4,838	1,290,488
Copart, Inc.(b)	11,806	997,371
		2,287,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Invesco S&P 500 Index Fund

	Shares	Value
Drug Retail–0.14%
Walgreens Boots Alliance, Inc.	43,273	$1,980,172
Electric Utilities–2.12%
Alliant Energy Corp.	13,872	723,009
American Electric Power Co., Inc.	28,510	2,544,803
Duke Energy Corp.	42,079	3,858,644
Edison International	20,698	1,390,699
Entergy Corp.	11,530	1,347,972
Evergy, Inc.	13,153	859,549
Eversource Energy	18,704	1,617,148
Exelon Corp.	56,109	2,418,859
FirstEnergy Corp.	31,185	1,388,668
NextEra Energy, Inc.	28,211	7,130,612
Pinnacle West Capital Corp.	6,471	579,090
PPL Corp.	41,732	1,252,377
Southern Co. (The)	60,532	3,653,711
Xcel Energy, Inc.	30,266	1,886,177
		30,651,318
Electrical Components & Equipment–0.47%
AMETEK, Inc.	13,227	1,137,522
Eaton Corp. PLC	23,860	2,164,579
Emerson Electric Co.	35,159	2,254,044
Rockwell Automation, Inc.	6,668	1,223,578
		6,779,723
Electronic Components–0.18%
Amphenol Corp., Class A	17,100	1,567,728
Corning, Inc.	44,392	1,059,193
		2,626,921
Electronic Equipment & Instruments–0.14%
FLIR Systems, Inc.	7,696	326,849
Keysight Technologies, Inc.(b)	10,783	1,021,797
Zebra Technologies Corp., Class A(b)	3,112	656,539
		2,005,185
Electronic Manufacturing Services–0.13%
IPG Photonics Corp.(b)	2,049	261,534
TE Connectivity Ltd.	19,312	1,600,386
		1,861,920
Environmental & Facilities Services–0.27%
Republic Services, Inc.	12,170	1,098,464
Rollins, Inc.	8,095	303,077
Waste Management, Inc.	22,539	2,497,547
		3,899,088
Fertilizers & Agricultural Chemicals–0.19%
CF Industries Holdings, Inc.	12,551	462,630
Corteva, Inc.	43,197	1,174,958
FMC Corp.	7,498	698,064
Mosaic Co. (The)	20,181	343,682
		2,679,334
Financial Exchanges & Data–1.15%
Cboe Global Markets, Inc.	6,420	731,880
CME Group, Inc., Class A	20,684	4,112,393
Intercontinental Exchange, Inc.	32,118	2,865,568
MarketAxess Holdings, Inc.	2,190	710,283
Moody's Corp.	9,354	2,245,241
	Shares	Value
Financial Exchanges & Data–(continued)
MSCI, Inc.	4,869	$1,438,497
Nasdaq, Inc.	6,627	679,599
S&P Global, Inc.	14,105	3,750,660
		16,534,121
Food Distributors–0.14%
Sysco Corp.	29,402	1,959,643
Food Retail–0.09%
Kroger Co. (The)	46,290	1,302,138
Footwear–0.44%
NIKE, Inc., Class B	71,870	6,423,741
Gas Utilities–0.05%
Atmos Energy Corp.	6,895	711,909
General Merchandise Stores–0.44%
Dollar General Corp.	14,694	2,208,508
Dollar Tree, Inc.(b)	13,703	1,137,760
Target Corp.	29,248	3,012,544
		6,358,812
Gold–0.15%
Newmont Corp.	47,320	2,111,892
Health Care Distributors–0.25%
AmerisourceBergen Corp.	8,642	728,693
Cardinal Health, Inc.	16,881	879,838
Henry Schein, Inc.(b)	8,423	513,298
McKesson Corp.	10,399	1,454,404
		3,576,233
Health Care Equipment–3.28%
Abbott Laboratories	102,012	7,857,984
ABIOMED, Inc.(b)	2,608	391,878
Baxter International, Inc.	29,468	2,459,694
Becton, Dickinson and Co.	15,609	3,712,132
Boston Scientific Corp.(b)	80,450	3,008,025
Danaher Corp.	36,897	5,334,568
Edwards Lifesciences Corp.(b)	12,037	2,465,659
Hologic, Inc.(b)	15,476	729,229
IDEXX Laboratories, Inc.(b)	4,949	1,259,570
Intuitive Surgical, Inc.(b)	6,670	3,561,513
Medtronic PLC	77,365	7,788,335
ResMed, Inc.	8,309	1,320,799
STERIS PLC	4,893	776,128
Stryker Corp.	18,584	3,541,925
Teleflex, Inc.	2,677	896,849
Varian Medical Systems, Inc.(b)	5,276	648,790
Zimmer Biomet Holdings, Inc.	11,903	1,620,593
		47,373,671
Health Care Facilities–0.17%
HCA Healthcare, Inc.	15,290	1,941,983
Universal Health Services, Inc., Class B	4,676	578,608
		2,520,591
Health Care REITs–0.26%
Healthpeak Properties, Inc.	28,567	903,860
Ventas, Inc.	21,520	1,157,130

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Invesco S&P 500 Index Fund

	Shares	Value
Health Care REITs–(continued)
Welltower, Inc.	23,419	$1,752,210
		3,813,200
Health Care Services–0.73%
Cigna Corp.	21,553	3,942,906
CVS Health Corp.	75,090	4,443,826
DaVita, Inc.(b)	5,219	405,099
Laboratory Corp. of America Holdings(b)	5,616	986,675
Quest Diagnostics, Inc.	7,742	821,116
		10,599,622
Health Care Supplies–0.17%
Align Technology, Inc.(b)	4,139	903,751
Cooper Cos., Inc. (The)	2,870	931,516
DENTSPLY SIRONA, Inc.	12,788	629,681
		2,464,948
Health Care Technology–0.09%
Cerner Corp.	18,128	1,255,727
Home Furnishings–0.05%
Leggett & Platt, Inc.	7,558	299,750
Mohawk Industries, Inc.(b)	3,442	416,999
		716,749
Home Improvement Retail–1.28%
Home Depot, Inc. (The)	62,961	13,715,424
Lowe's Cos., Inc.	44,240	4,714,657
		18,430,081
Homebuilding–0.23%
D.R. Horton, Inc.	19,347	1,030,615
Lennar Corp., Class A	16,153	974,672
NVR, Inc.(b)	199	729,769
PulteGroup, Inc.	14,702	591,020
		3,326,076
Hotel & Resort REITs–0.04%
Host Hotels & Resorts, Inc.	41,394	599,385
Hotels, Resorts & Cruise Lines–0.38%
Carnival Corp.	23,120	773,595
Hilton Worldwide Holdings, Inc.	16,285	1,582,902
Marriott International, Inc., Class A	15,661	1,941,964
Norwegian Cruise Line Holdings Ltd.(b)	12,279	457,516
Royal Caribbean Cruises Ltd.	9,879	794,370
		5,550,347
Household Appliances–0.03%
Whirlpool Corp.	3,657	467,584
Household Products–1.69%
Church & Dwight Co., Inc.	14,205	987,532
Clorox Co. (The)	7,228	1,152,288
Colgate-Palmolive Co.	49,467	3,342,485
Kimberly-Clark Corp.	19,788	2,595,988
Procter & Gamble Co. (The)	143,985	16,303,421
		24,381,714
Housewares & Specialties–0.02%
Newell Brands, Inc.	22,008	339,583
	Shares	Value
Human Resource & Employment Services–0.02%
Robert Half International, Inc.	6,758	$340,671
Hypermarkets & Super Centers–1.11%
Costco Wholesale Corp.	25,499	7,168,789
Walmart, Inc.	81,879	8,816,731
		15,985,520
Independent Power Producers & Energy Traders–0.08%
AES Corp. (The)	38,319	641,077
NRG Energy, Inc.	14,544	483,006
		1,124,083
Industrial Conglomerates–1.33%
3M Co.	33,190	4,953,276
General Electric Co.	504,096	5,484,564
Honeywell International, Inc.	41,242	6,688,215
Roper Technologies, Inc.	6,005	2,111,959
		19,238,014
Industrial Gases–0.60%
Air Products and Chemicals, Inc.	12,722	2,793,878
Linde PLC (United Kingdom)	31,004	5,922,074
		8,715,952
Industrial Machinery–0.82%
Dover Corp.	8,361	859,009
Flowserve Corp.	7,540	303,033
Fortive Corp.	17,075	1,180,907
IDEX Corp.	4,410	652,680
Illinois Tool Works, Inc.	16,873	2,830,952
Parker-Hannifin Corp.	7,434	1,373,580
Pentair PLC	9,661	380,547
Snap-on, Inc.	3,174	459,436
Stanley Black & Decker, Inc.	8,773	1,260,680
Trane Technologies PLC	13,788	1,779,203
Xylem, Inc.	10,349	800,392
		11,880,419
Industrial REITs–0.30%
Duke Realty Corp.	21,215	688,851
Prologis, Inc.	42,610	3,591,171
		4,280,022
Insurance Brokers–0.58%
Aon PLC	13,508	2,809,664
Arthur J. Gallagher & Co.	10,797	1,052,599
Marsh & McLennan Cos., Inc.	29,107	3,043,428
Willis Towers Watson PLC	7,415	1,403,289
		8,308,980
Integrated Oil & Gas–1.69%
Chevron Corp.	109,141	10,187,221
Exxon Mobil Corp.(d)	244,217	12,562,523
Occidental Petroleum Corp.	51,561	1,688,107
		24,437,851
Integrated Telecommunication Services–1.92%
AT&T, Inc.	421,640	14,850,161
Verizon Communications, Inc.	238,714	12,928,750
		27,778,911

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Invesco S&P 500 Index Fund

	Shares	Value
Interactive Home Entertainment–0.35%
Activision Blizzard, Inc.	44,343	$2,577,659
Electronic Arts, Inc.(b)	16,842	1,707,273
Take-Two Interactive Software, Inc.(b)	6,506	699,265
		4,984,197
Interactive Media & Services–5.16%
Alphabet, Inc., Class A(b)	17,293	23,159,650
Alphabet, Inc., Class C(b)	17,250	23,103,442
Facebook, Inc., Class A(b)	138,899	26,733,891
Twitter, Inc.(b)	44,810	1,487,692
		74,484,675
Internet & Direct Marketing Retail–3.58%
Amazon.com, Inc.(b)	24,038	45,281,583
Booking Holdings, Inc.(b)	2,415	4,095,019
eBay, Inc.	44,138	1,528,940
Expedia Group, Inc.	8,039	792,806
		51,698,348
Internet Services & Infrastructure–0.13%
Akamai Technologies, Inc.(b)	9,327	806,879
VeriSign, Inc.(b)	5,988	1,136,223
		1,943,102
Investment Banking & Brokerage–0.75%
Charles Schwab Corp. (The)	65,988	2,689,011
E*TRADE Financial Corp.	13,038	596,880
Goldman Sachs Group, Inc. (The)	18,392	3,692,562
Morgan Stanley	71,001	3,197,175
Raymond James Financial, Inc.	7,104	594,107
		10,769,735
IT Consulting & Other Services–1.18%
Accenture PLC, Class A	36,629	6,614,831
Cognizant Technology Solutions Corp.,
Class A	31,604	1,925,632
DXC Technology Co.	14,775	356,225
Gartner, Inc.(b)	5,181	670,370
International Business Machines Corp.	51,117	6,652,877
Leidos Holdings, Inc.	7,671	787,428
		17,007,363
Leisure Products–0.04%
Hasbro, Inc.	7,344	567,324
Life & Health Insurance–0.52%
Aflac, Inc.	42,366	1,815,383
Globe Life, Inc.	5,771	534,741
Lincoln National Corp.	11,409	517,855
MetLife, Inc.	45,118	1,927,441
Principal Financial Group, Inc.	14,906	661,677
Prudential Financial, Inc.	23,212	1,751,345
Unum Group	11,894	277,249
		7,485,691
Life Sciences Tools & Services–0.98%
Agilent Technologies, Inc.	17,891	1,378,860
Illumina, Inc.(b)	8,484	2,253,944
IQVIA Holdings, Inc.(b)	10,415	1,452,788
Mettler-Toledo International, Inc.(b)	1,405	985,889
PerkinElmer, Inc.	6,395	552,784
	Shares	Value
Life Sciences Tools & Services–(continued)
Thermo Fisher Scientific, Inc.	23,144	$6,730,275
Waters Corp.(b)	3,718	724,601
		14,079,141
Managed Health Care–1.52%
Anthem, Inc.	14,634	3,762,255
Centene Corp.(b)	33,725	1,788,099
Humana, Inc.	7,643	2,443,314
UnitedHealth Group, Inc.	54,683	13,941,978
		21,935,646
Metal & Glass Containers–0.09%
Ball Corp.	18,881	1,330,355
Motorcycle Manufacturers–0.02%
Harley-Davidson, Inc.	8,905	271,335
Movies & Entertainment–1.53%
Live Nation Entertainment, Inc.(b)	8,133	494,242
Netflix, Inc.(b)	25,295	9,334,614
Walt Disney Co. (The)	104,032	12,239,365
		22,068,221
Multi-line Insurance–0.25%
American International Group, Inc.	50,212	2,116,938
Assurant, Inc.	3,549	427,974
Hartford Financial Services Group, Inc.
(The)	20,787	1,038,310
		3,583,222
Multi-Sector Holdings–1.61%
Berkshire Hathaway, Inc., Class B(b)	112,901	23,295,992
Multi-Utilities–1.06%
Ameren Corp.	14,231	1,124,249
CenterPoint Energy, Inc.	28,988	667,304
CMS Energy Corp.	16,414	991,734
Consolidated Edison, Inc.	19,196	1,513,029
Dominion Energy, Inc.	47,507	3,714,097
DTE Energy Co.	11,087	1,238,085
NiSource, Inc.	21,564	582,659
Public Service Enterprise Group, Inc.	29,189	1,497,688
Sempra Energy	16,270	2,274,221
WEC Energy Group, Inc.	18,234	1,683,545
		15,286,611
Office REITs–0.20%
Alexandria Real Estate Equities, Inc.	6,646	1,009,394
Boston Properties, Inc.	8,264	1,065,560
SL Green Realty Corp.	4,743	372,041
Vornado Realty Trust	9,105	487,846
		2,934,841
Oil & Gas Drilling–0.02%
Helmerich & Payne, Inc.	6,291	232,075
Oil & Gas Equipment & Services–0.31%
Baker Hughes Co.	37,510	603,536
Halliburton Co.	50,665	859,278
National Oilwell Varco, Inc.	22,286	416,971
Schlumberger Ltd.	79,905	2,164,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Invesco S&P 500 Index Fund

	Shares	Value
Oil & Gas Equipment & Services–(continued)
TechnipFMC PLC (United Kingdom)	24,255	$359,944
		4,404,356
Oil & Gas Exploration & Production–0.75%
Apache Corp.	21,714	541,113
Cabot Oil & Gas Corp.	23,544	327,968
Cimarex Energy Co.	5,832	192,747
Concho Resources, Inc.	11,560	786,311
ConocoPhillips	63,333	3,066,584
Devon Energy Corp.	22,337	362,753
Diamondback Energy, Inc.	9,273	574,926
EOG Resources, Inc.	33,578	2,124,144
Hess Corp.	14,978	841,464
Marathon Oil Corp.	46,124	381,907
Noble Energy, Inc.	27,606	437,003
Pioneer Natural Resources Co.	9,559	1,173,654
		10,810,574
Oil & Gas Refining & Marketing–0.38%
HollyFrontier Corp.	8,569	288,604
Marathon Petroleum Corp.	37,478	1,777,207
Phillips 66	25,647	1,919,934
Valero Energy Corp.	23,702	1,570,258
		5,556,003
Oil & Gas Storage & Transportation–0.35%
Kinder Morgan, Inc.	112,430	2,155,283
ONEOK, Inc.	23,842	1,590,738
Williams Cos., Inc. (The)	69,958	1,332,700
		5,078,721
Packaged Foods & Meats–1.01%
Campbell Soup Co.	9,795	441,950
Conagra Brands, Inc.	28,088	749,669
General Mills, Inc.	34,884	1,709,316
Hershey Co. (The)	8,564	1,233,130
Hormel Foods Corp.	16,062	668,179
JM Smucker Co. (The)	6,561	675,717
Kellogg Co.	14,395	870,466
Kraft Heinz Co. (The)	35,946	890,383
Lamb Weston Holdings, Inc.	8,474	736,306
McCormick & Co., Inc.	7,132	1,042,627
Mondelez International, Inc., Class A	83,105	4,387,944
Tyson Foods, Inc., Class A	17,040	1,155,823
		14,561,510
Paper Packaging–0.24%
Amcor PLC	93,513	871,541
Avery Dennison Corp.	4,840	554,132
International Paper Co.	22,584	834,705
Packaging Corp. of America	5,442	493,154
Sealed Air Corp.	8,883	269,244
Westrock Co.	14,894	495,225
		3,518,001
Personal Products–0.17%
Coty, Inc., Class A	17,059	157,455
Estee Lauder Cos., Inc. (The), Class A	12,844	2,358,158
		2,515,613
	Shares	Value
Pharmaceuticals–4.48%
Allergan PLC	18,947	$3,612,625
Bristol-Myers Squibb Co.	135,304	7,991,054
Eli Lilly and Co.	48,742	6,147,828
Johnson & Johnson	151,910	20,428,857
Merck & Co., Inc.	146,952	11,250,645
Mylan N.V.(b)	29,790	512,090
Perrigo Co. PLC	7,821	396,447
Pfizer, Inc.	319,426	10,675,217
Zoetis, Inc.	27,454	3,657,696
		64,672,459
Property & Casualty Insurance–0.84%
Allstate Corp. (The)	18,698	1,967,964
Chubb Ltd.	26,151	3,792,679
Cincinnati Financial Corp.	8,732	814,172
Loews Corp.	14,763	673,636
Progressive Corp. (The)	33,743	2,468,638
Travelers Cos., Inc. (The)	14,897	1,784,810
W.R. Berkley Corp.	8,419	565,252
		12,067,151
Publishing–0.02%
News Corp., Class A	22,427	270,806
News Corp., Class B	7,000	87,080
		357,886
Railroads–0.91%
CSX Corp.	44,884	3,162,078
Kansas City Southern	5,720	861,890
Norfolk Southern Corp.	15,049	2,744,185
Union Pacific Corp.	40,068	6,403,267
		13,171,420
Real Estate Services–0.08%
CBRE Group, Inc., Class A(b)	19,336	1,085,523
Regional Banks–1.03%
Citizens Financial Group, Inc.	25,091	795,134
Comerica, Inc.	8,320	437,965
Fifth Third Bancorp	40,961	999,448
First Republic Bank	9,771	982,669
Huntington Bancshares, Inc.	59,565	730,862
KeyCorp	56,851	929,514
M&T Bank Corp.	7,616	1,069,134
People's United Financial, Inc.	25,634	358,620
PNC Financial Services Group, Inc. (The)	25,290	3,196,656
Regions Financial Corp.	55,677	752,753
SVB Financial Group(b)	2,962	616,570
Truist Financial Corp.	77,404	3,571,421
Zions Bancorporation N.A.	9,838	393,028
		14,833,774
Reinsurance–0.04%
Everest Re Group Ltd.	2,342	580,535
Research & Consulting Services–0.31%
Equifax, Inc.	6,949	987,036
IHS Markit Ltd.	23,160	1,649,919
Nielsen Holdings PLC	20,548	374,179
Verisk Analytics, Inc.	9,457	1,466,875
		4,478,009

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco S&P 500 Index Fund

	Shares	Value
Residential REITs–0.43%
Apartment Investment & Management Co.,
Class A	8,559	$409,462
AvalonBay Communities, Inc.	8,078	1,620,366
Equity Residential	20,148	1,513,115
Essex Property Trust, Inc.	3,814	1,080,735
Mid-America Apartment Communities, Inc.	6,568	848,980
UDR, Inc.	16,935	761,736
		6,234,394
Restaurants–1.19%
Chipotle Mexican Grill, Inc.(b)	1,475	1,141,031
Darden Restaurants, Inc.	7,060	688,350
McDonald's Corp.	43,467	8,439,988
Starbucks Corp.	68,166	5,346,259
Yum! Brands, Inc.	17,493	1,561,250
		17,176,878
Retail REITs–0.35%
Federal Realty Investment Trust	4,027	468,501
Kimco Realty Corp.	24,370	422,820
Realty Income Corp.	18,811	1,361,728
Regency Centers Corp.	9,632	553,262
Simon Property Group, Inc.	17,707	2,179,378
		4,985,689
Semiconductor Equipment–0.48%
Applied Materials, Inc.	53,317	3,098,784
KLA Corp.	9,105	1,399,530
Lam Research Corp.	8,373	2,456,889
		6,955,203
Semiconductors–3.80%
Advanced Micro Devices, Inc.(b)	67,511	3,070,400
Analog Devices, Inc.	21,237	2,315,895
Broadcom, Inc.	22,885	6,238,909
Intel Corp.	251,079	13,939,906
Maxim Integrated Products, Inc.	15,595	867,394
Microchip Technology, Inc.	13,792	1,251,072
Micron Technology, Inc.(b)	63,898	3,358,479
NVIDIA Corp.	35,323	9,539,683
Qorvo, Inc.(b)	6,671	670,969
QUALCOMM, Inc.	65,906	5,160,440
Skyworks Solutions, Inc.	9,871	988,877
Texas Instruments, Inc.	53,953	6,158,195
Xilinx, Inc.	14,522	1,212,442
		54,772,661
Soft Drinks–1.66%
Coca-Cola Co. (The)	222,567	11,905,109
Monster Beverage Corp.(b)	22,034	1,375,142
PepsiCo, Inc.	80,486	10,626,566
		23,906,817
Specialized Consumer Services–0.02%
H&R Block, Inc.	11,268	232,910
Specialized REITs–1.35%
American Tower Corp.	25,565	5,798,142
Crown Castle International Corp.	24,002	3,439,246
Digital Realty Trust, Inc.	12,077	1,450,568
Equinix, Inc.	4,921	2,818,749
	Shares	Value
Specialized REITs–(continued)
Extra Space Storage, Inc.	7,488	$751,496
Iron Mountain, Inc.	16,605	504,958
Public Storage	8,682	1,815,580
SBA Communications Corp., Class A	6,502	1,723,615
Weyerhaeuser Co.	43,008	1,117,348
		19,419,702
Specialty Chemicals–0.71%
Albemarle Corp.	6,113	500,349
Celanese Corp.	6,976	653,930
DuPont de Nemours, Inc.	42,757	1,834,275
Ecolab, Inc.	14,473	2,611,653
International Flavors & Fragrances, Inc.	6,138	735,210
PPG Industries, Inc.	13,684	1,429,294
Sherwin-Williams Co. (The)	4,741	2,449,912
		10,214,623
Specialty Stores–0.16%
Tiffany & Co.	6,266	837,075
Tractor Supply Co.	6,856	606,824
Ulta Beauty, Inc.(b)	3,299	848,140
		2,292,039
Steel–0.05%
Nucor Corp.	17,528	724,783
Systems Software–5.72%
Fortinet, Inc.(b)	8,159	832,707
Microsoft Corp.	440,330	71,337,863
NortonLifeLock, Inc.	33,094	629,779
Oracle Corp.	125,046	6,184,775
ServiceNow, Inc.(b)	10,885	3,549,490
		82,534,614
Technology Distributors–0.07%
CDW Corp.	8,319	950,196
Technology Hardware, Storage & Peripherals–4.93%
Apple, Inc.	241,074	65,899,989
Hewlett Packard Enterprise Co.	74,689	955,272
HP, Inc.	85,534	1,778,252
NetApp, Inc.	13,172	615,396
Seagate Technology PLC	13,343	639,797
Western Digital Corp.	17,165	953,687
Xerox Holdings Corp.	10,730	345,506
		71,187,899
Tobacco–0.81%
Altria Group, Inc.	107,826	4,352,936
Philip Morris International, Inc.	89,803	7,352,171
		11,705,107
Trading Companies & Distributors–0.17%
Fastenal Co.	33,102	1,132,750
United Rentals, Inc.(b)	4,337	574,566
W.W. Grainger, Inc.	2,518	698,846
		2,406,162
Trucking–0.08%
J.B. Hunt Transport Services, Inc.	4,910	473,521
Old Dominion Freight Line, Inc.	3,674	712,021
		1,185,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco S&P 500 Index Fund

	Shares	Value
Water Utilities–0.09%
American Water Works Co., Inc.	10,385	$1,284,209
Wireless Telecommunication Services–0.11%
T-Mobile US, Inc.(b)	18,275	1,647,674
Total Common Stocks & Other Equity Interests
(Cost $696,244,820)		1,413,054,369
Money Market Funds–2.19%
Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(e)	11,120,817	11,120,817

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

	Shares	Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio,
Institutional Class, 1.64%(e)	7,708,987	$7,712,841
Invesco Treasury Portfolio, Institutional
Class, 1.48%(e)	12,709,505	12,709,505
Total Money Market Funds (Cost $31,541,282)		31,543,163
TOTAL INVESTMENTS IN SECURITIES–100.10%
(Cost $727,786,102)		1,444,597,532
OTHER ASSETS LESS LIABILITIES—(0.10)%		(1,443,973)
NET ASSETS–100.00%		$1,443,153,559

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)The Fund's Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund's transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the six-month period ended February 29, 2020.

					Change in
					Unrealized	Realized
	Value		Purchases	Proceeds	Appreciation	Gain	Value	Dividend
	August 31,	2019	at Cost	from Sales	(Depreciation)	(Loss)	February 29, 2020	Income
Invesco Ltd.	$353,187		$7,546	$(25,302)	$(523)	$(25,567)	$309,341	$13,388

(d)All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.

(e)The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

Portfolio Composition

By sector, based on Net Assets as of February 29, 2020

Information Technology	23.91%
Health Care	13.73

Financials	11.96

Communication Services	10.48
Consumer Discretionary	9.69
Industrials	8.70

Consumer Staples	7.10
Energy	3.50
Utilities	3.40

Real Estate	3.01

Materials	2.43
Money Market Funds Plus Other Assets Less Liabilities	2.09

	Open Futures Contracts
					Unrealized
Long Futures Contracts	Number of	Expiration	Notional		Appreciation
	Contracts	Month	Value	Value	(Depreciation)
Equity Risk
E-Mini S&P 500 Index	229	March-2020	$33,790,095	$(3,344,310)	$(3,344,310)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco S&P 500 Index Fund

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets:
Investments in securities, at value
(Cost $695,733,679)	$1,412,745,028
Investments in affiliates, at value
(Cost $32,052,423)	31,852,504
Receivable for:
Fund shares sold	6,441,550
Dividends	2,855,380
Investment for trustee deferred compensation and
retirement plans	81,433
Other assets	29,750
Total assets	1,454,005,645
Liabilities:
Other investments:
Variation margin payable - futures contracts	48,999
Payable for:
Fund shares reacquired	9,225,304
Accrued fees to affiliates	1,135,283
Accrued trustees' and officers' fees and benefits	3,502
Accrued other operating expenses	345,643
Trustee deferred compensation and retirement plans	93,355
Total liabilities	10,852,086
Net assets applicable to shares outstanding	$1,443,153,559
Net assets consist of:
Shares of beneficial interest	$741,793,317
Distributable earnings	701,360,242
$1,443,153,559
Net Assets:
Class A	$950,850,566
Class C	$297,615,977
Class Y	$188,699,240
Class R6	$5,987,776

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	30,196,206
Class C	9,806,205
Class Y	5,917,843
Class R6	187,732
Class A:
Net asset value per share	$31.49
Maximum offering price per share
(Net asset value of $31.49 ÷ 94.50%)	$33.32
Class C:
Net asset value and offering price per share	$30.35
Class Y:
Net asset value and offering price per share	$31.89
Class R6:
Net asset value and offering price per share	$31.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco S&P 500 Index Fund

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Investment income:
Dividends	$14,630,869
Dividends from affiliates (includes securities lending income of $8,985)	254,331
Total investment income	14,885,200
Expenses:
Advisory fees	902,366
Administrative services fees	98,030
Custodian fees	16,358
Distribution fees:
Class A	1,241,294
Class C	1,527,100
Transfer agent fees — A, C and Y	1,026,190
Transfer agent fees — R6	2,031
Trustees' and officers' fees and benefits	14,529
Registration and filing fees	46,630
Licensing fees	136,414
Reports to shareholders	58,121
Professional services fees	38,289
Other	27,719
Total expenses	5,135,071
Less: Fees waived and/or expense offset arrangement(s)	(17,984)
Net expenses	5,117,087
Net investment income	9,768,113
Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	1,606,384
Futures contracts	2,318,103
3,924,487
Change in net unrealized appreciation (depreciation) of:
Investment securities	9,437,262
Futures contracts	(3,391,264)
6,045,998
Net realized and unrealized gain	9,970,485
Net increase in net assets resulting from operations	$19,738,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco S&P 500 Index Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	February 29,	August 31,
	2020	2019
Operations:
Net investment income	$9,768,113	$17,356,727
Net realized gain	3,924,487	11,291,117
Change in net unrealized appreciation	6,045,998	6,211,178
Net increase in net assets resulting from operations	19,738,598	34,859,022
Distributions to shareholders from distributable earnings:
Class A	(19,509,119)	(17,931,707)

Class C	(3,980,805)	(5,722,985)

Class Y	(4,310,431)	(3,847,793)

Class R6	(135,802)	(108,124)

Total distributions from distributable earnings	(27,936,157)	(27,610,609)
Share transactions–net:
Class A	50,026,548	92,451,578
Class C	4,696,619	(45,672,438)
Class Y	8,796,070	24,054,463
Class R6	388,744	1,368,709
Net increase in net assets resulting from share transactions	63,907,981	72,202,312
Net increase in net assets	55,710,422	79,450,725
Net assets:
Beginning of period	1,387,443,137	1,307,992,412
End of period	$1,443,153,559	$1,387,443,137

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco S&P 500 Index Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of	Ratio of
											expenses	expenses
			Net gains								to average	to average net
			(losses)								net assets	assets without	Ratio of net
	Net asset		on securities		Dividends	Distributions					with fee waivers	fee waivers	investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or	and/or	income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses	expenses	to average	Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000's omitted)	absorbed	absorbed	net assets	turnover (c)
Class A											0.57%(d)	0.57%(d)	1.41%(d)
Six months ended 02/29/20	$31.59	$0.24	$ 0.32	$ 0.56	$(0.45)	$(0.21)	$(0.66)	$31.49	1.64%	$950,851				1%
Year ended 08/31/19	31.63	0.45	0.20	0.65	(0.42)	(0.27)	(0.69)	31.59	2.36(e)	906,581	0.55(e)	0.55(e)	1.47(e)	3
Year ended 08/31/18	26.93	0.38	4.69	5.07	(0.37)	—	(0.37)	31.63	18.96	805,009	0.57	0.57	1.30	4
Year ended 08/31/17	23.60	0.38	3.26	3.64	(0.31)	—	(0.31)	26.93	15.55	661,887	0.58	0.58	1.52	4
Year ended 08/31/16	21.42	0.36	2.16	2.52	(0.34)	—	(0.34)	23.60	11.89	600,869	0.59	0.59	1.62	6
Year ended 08/31/15	21.69	0.32	(0.33)	(0.01)	(0.26)	—	(0.26)	21.42	(0.05)	534,656	0.58	0.58	1.44	4
Class C									1.26(f)	297,616	1.31(d)(f)	1.31(d)(f)	0.67(d)(f)	1
Six months ended 02/29/20	30.36	0.11	0.30	0.41	(0.21)	(0.21)	(0.42)	30.35
Year ended 08/31/19	30.43	0.21	0.21	0.42	(0.22)	(0.27)	(0.49)	30.36	1.60	294,011	1.31	1.31	0.71	3
Year ended 08/31/18	25.95	0.17	4.51	4.68	(0.20)	—	(0.20)	30.43	18.11(f)	345,823	1.29(f)	1.29(f)	0.58(f)	4
Year ended 08/31/17	22.77	0.19	3.14	3.33	(0.15)	—	(0.15)	25.95	14.71(f)	274,100	1.31(f)	1.31(f)	0.79(f)	4
Year ended 08/31/16	20.70	0.19	2.08	2.27	(0.20)	—	(0.20)	22.77	11.05(f)	222,221	1.32(f)	1.32(f)	0.89(f)	6
Year ended 08/31/15	20.99	0.15	(0.32)	(0.17)	(0.12)	—	(0.12)	20.70	(0.81)	164,876	1.33	1.33	0.69	4
Class Y											0.32(d)	0.32(d)	1.66(d)	1
Six months ended 02/29/20	32.01	0.28	0.33	0.61	(0.52)	(0.21)	(0.73)	31.89	1.77	188,699
Year ended 08/31/19	32.04	0.53	0.20	0.73	(0.49)	(0.27)	(0.76)	32.01	2.62	181,204	0.31	0.31	1.71	3
Year ended 08/31/18	27.26	0.46	4.75	5.21	(0.43)	—	(0.43)	32.04	19.29	152,974	0.32	0.32	1.55	4
Year ended 08/31/17	23.88	0.45	3.29	3.74	(0.36)	—	(0.36)	27.26	15.83	143,171	0.33	0.33	1.77	4
Year ended 08/31/16	21.67	0.42	2.18	2.60	(0.39)	—	(0.39)	23.88	12.15	87,687	0.34	0.34	1.87	6
Year ended 08/31/15	21.94	0.38	(0.34)	0.04	(0.31)	—	(0.31)	21.67	0.17	48,047	0.33	0.33	1.69	4
Class R6											0.24(d)	0.24(d)	1.74(d)	1
Six months ended 02/29/20	32.02	0.29	0.34	0.63	(0.54)	(0.21)	(0.75)	31.90	1.82	5,988
Year ended 08/31/19	32.05	0.54	0.20	0.74	(0.50)	(0.27)	(0.77)	32.02	2.65	5,646	0.26	0.26	1.76	3
Year ended 08/31/18	27.28	0.48	4.75	5.23	(0.46)	—	(0.46)	32.05	19.33	4,186	0.29	0.29	1.58	4
Year ended 08/31/17(g)	25.85	0.20	1.23	1.43	—	—	—	27.28	5.53	284	0.26(h)	0.26(h)	1.84(h)	4

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)Ratios are annualized and based on average daily net assets (000's omitted) of $995,764, $308,173, $202,085 and $6,185 for Class A, Class C, Class Y and Class R6 shares, respectively.

(e)The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended August 31, 2019.

(f)The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% for the six months ended February 29, 2020, and 0.97%, 0.98% and 0.98% for the years ended August 31, 2018, August 31, 2017 and August 31, 2016, respectively.

(g)Commencement date of April 04, 2017.

(h)Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco S&P 500 Index Fund

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Invesco S&P 500 Index Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund's investment objective is total return through growth of capital and current income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce theFund's total

17	Invesco S&P 500 Index Fund

returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange's clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

18	Invesco S&P 500 Index Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.120%

Over $2 billion	0.100%

For the six months ended February 29, 2020, the effective advisory fee rate incurred by the Fund was 0.12%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.00%, 2.75%, 1.75% and 1.75%, respectively, of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $14,264.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company ("SSB") serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund's custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. ("IDI"), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; and (2) Class C — up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly.

For the six months ended February 29, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $100,682 in front-end sales commissions from the sale of Class A shares and $693 and $11,578 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

19	Invesco S&P 500 Index Fund

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,413,054,369	$—	$—	$1,413,054,369
Money Market Funds	31,543,163	—	—	31,543,163
Total Investments in Securities	1,444,597,532	—	—	1,444,597,532
Other Investments - Liabilities*
Futures Contracts	(3,344,310)	—	—	(3,344,310)
Total Investments	$1,441,253,222	$—	$—	$1,441,253,222

*Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund's derivative investments, detailed by primary risk exposure, held as of February 29, 2020:

Value
Equity
Derivative Liabilities	Risk
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$(3,344,310)
Derivatives not subject to master netting agreements	3,344,310

Total Derivative Liabilities subject to master netting agreements	$-

(a) The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended February 29, 2020
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on
Statement of Operations
Equity
Risk
Realized Gain:
Futures contracts	$ 2,318,103
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(3,391,264)
Total	$(1,073,161)

The table below summarizes the average notional value of derivatives held during the period.
Futures
Contracts
Average notional value	$27,678,822

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $3,720.

NOTE 6—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees' and Officers' Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

20	Invesco S&P 500 Index Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund's total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2019.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $55,385,992 and $20,751,229, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments				$731,600,753
Aggregate unrealized (depreciation) of investments				(37,816,467)
Net unrealized appreciation of investments				$693,784,286
Cost of investments for tax purposes is $747,468,936.
NOTE 10—Share Information
		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	2,813,031	$ 94,750,448	7,071,759	$ 212,218,195
Class C	1,475,145	47,695,224	2,843,978	81,699,031
Class Y	1,105,951	37,358,082	2,920,504	86,644,155
Class R6	31,112	1,063,255	76,637	2,331,396
Issued as reinvestment of dividends:
Class A	515,346	17,362,000	583,510	16,209,896
Class C	109,159	3,549,840	189,858	5,095,800
Class Y	101,388	3,457,323	108,623	3,052,301
Class R6	3,890	132,670	3,784	106,331
Automatic conversion of Class C shares to Class A shares:
Class A	503,925	16,394,397	2,495,010	71,383,269
Class C	(524,272)	(16,394,397)	(2,585,055)	(71,383,269)
Reacquired:
Class A	(2,332,429)	(78,480,297)	(6,903,207)	(207,359,782)

Class C	(937,146)	(30,154,048)	(2,128,634)	(61,084,000)

Class Y	(950,063)	(32,019,335)	(2,142,542)	(65,641,993)

Class R6	(23,577)	(807,181)	(34,729)	(1,069,018)
Net increase in share activity	1,891,460	$ 63,907,981	2,499,496	$ 72,202,312

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

21	Invesco S&P 500 Index Fund

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

22	Invesco S&P 500 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
			ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Class A	$1,000.00	$1,016.40	$2.86	$1,022.03	$2.87	0.57%

Class C	1,000.00	1,012.60	6.56	1,018.35	6.57	1.31

Class Y	1,000.00	1,017.70	1.61	1,023.27	1.61	0.32

Class R6	1,000.00	1,018.20	1.20	1,023.67	1.21	0.24

1The actual ending account value is based on the actual total return of the Fund for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

23	Invesco S&P 500 Index Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	MS-SPI-SAR-1

Semiannual Report to Shareholders	February 29, 2020

Invesco Short Duration High Yield Municipal

Fund

Nasdaq:

A: ISHAX ￿ C: ISHCX ￿ Y: ISHYX ￿ R5: ISHFX ￿ R6: ISHSX

2Letters to Shareholders

3 Fund Performance

5 Schedule of Investments

19 Financial Statements

22 Financial Highlights

23 Notes to Financial Statements

29 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco's efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you'll find detailed information about our funds, including perfor- mance, holdings and portfolio manager commentaries. You can access information about your account by com- pleting a simple, secure online registration. To do so, select "Log In" on the right side of the homepage, and then select "Register for Individual Account Access."

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For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2Invesco Short Duration High Yield Municipal Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, August 31, 2019 to February 29, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.47%
Class C Shares	3.09
Class Y Shares	3.60
Class R5 Shares	3.60
Class R6 Shares	3.60
S&P Municipal Bond High Yield Index￿ (Broad Market Index)	5.06
Custom Invesco Short Duration High Yield Municipal Index￿ (Style-	3.48
Specific Index)
Lipper High Yield Municipal Debt Funds Index￿(Peer Group Index)	4.37

Source(s): ￿RIMES Technologies Corp.; ￿Invesco, RIMES Technologies Corp.;￿Lipper Inc

The S&P Municipal Bond High Yield Index is an unmanaged index considered representa- tive of municipal bonds that are not rated or are rated below investment grade.

The Custom Invesco Short Duration High Yield Municipal Index is composed of 60% S&P Municipal Bond High Yield Index and 40% S&P Municipal Bond Short Index.

The Lipper High Yield Municipal Debt Funds Index is an unmanaged index considered representative of high-yield municipal debt funds tracked by Lipper.

The S&P Municipal Bond Short Index is considered representative of US municipal bonds with maturities between six months and four years.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate sig- nificantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund's portfolio managers by visiting invesco.com/us. Click on "Products" and select "Mutual Funds." Use the "Product Finder" to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund's investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco's investment professionals share their in- sights about market and economic news and trends.

3Invesco Short Duration High Yield Municipal Fund

Average Annual Total Returns

As of 2/29/20, including maximum applicable sales charges

Class A Shares

Inception (9/30/15)	4.97%
1 Year	6.33
Class C Shares
Inception (9/30/15)	4.78%
1 Year	7.28
Class Y Shares
Inception (9/30/15)	5.86%
1 Year	9.34
Class R5 Shares
Inception (9/30/15)	5.88%
1 Year	9.43
Class R6 Shares
Inception	5.78%
1 Year	9.33

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the

12b-1 fees applicable to Class A shares. The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month- end performance. Performance figures re- flect reinvested distributions, changes in net asset value and the effect of the maxi- mum sales charge unless otherwise stated. Performance figures do not reflect deduc- tion of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Fund performance reflects any applicable fee waivers and/or expense reimburse- ments. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more informa- tion.

4Invesco Short Duration High Yield Municipal Fund

Schedule of Investments

February 29, 2020
(Unaudited)			Principal

	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations–103.85%
Alabama–2.34%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	$1,500	$ 1,622,265
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB (a)	4.00%	12/01/2025	2,000	2,303,100
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (b)	5.50%	01/01/2028	90	72,626
Series 2014, RB	3.50%	07/01/2026	5,023	2,410,793
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(a)(c)	1.96%	04/01/2024	750	757,605
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(a)(c)	1.80%	04/01/2024	250	251,082
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (d)	4.50%	05/01/2032	5,000	5,805,200
				13,222,671
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2006 A, RB	4.63%	06/01/2023	310	311,720
American Samoa–0.20%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.25%	09/01/2029	1,000	1,132,670
Arizona–6.10%
Arizona (State of) Industrial Development Authority; Series 2019 A-2, RB	3.63%	05/20/2033	1,989	2,314,702
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB (d)	5.00%	07/01/2022	1,500	1,553,100
Series 2017, Ref. RB (d)	6.00%	07/01/2037	3,440	4,109,183
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB (d)	5.00%	07/01/2026	500	566,200
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2034	1,875	2,277,300
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2017 A, Ref. RB (d)	4.38%	07/01/2029	1,000	1,036,550
Series 2017 A, Ref. RB (d)	5.00%	07/01/2032	500	522,245
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB (d)	4.50%	07/01/2029	765	804,550
Series 2019, RB (d)	5.00%	07/01/2039	2,135	2,253,514
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus
Project); Series 2018 A, RB (d)	4.75%	12/15/2028	395	447,488
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada
and St. Rose Campus Projects); Series 2018 A, RB (d)	5.00%	07/15/2028	1,000	1,158,030
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain
Campus);
Series 2019 A, IDR (d)	5.00%	12/15/2039	400	456,976
Series 2019 A, IDR (d)	5.00%	12/15/2049	700	789,831
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix);
Series 2018 A, Ref. RB	3.60%	07/01/2023	585	598,432
Series 2018 A, Ref. RB	5.00%	07/01/2038	320	354,234
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019,
Ref. RB (d)	5.00%	07/01/2039	1,000	1,162,520
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	3,000	3,032,220
Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB (d)	5.00%	07/01/2035	1,000	1,127,140
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.63%	09/01/2042	2,850	2,993,412
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB (d)	4.60%	06/15/2025	365	385,158
Series 2015, Ref. RB (d)	5.38%	06/15/2035	1,000	1,119,340
Series 2017, RB (d)	5.00%	06/15/2047	1,000	1,040,630
Series 2019, Ref. RB (d)	5.00%	06/15/2034	730	800,065
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB
(d)	4.13%	07/01/2026	1,225	1,268,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools);
Series 2019, RB (d)	5.00%	07/01/2029	$ 300	$333,969
Series 2019, RB (d)	5.00%	07/01/2034	400	439,728
Series 2019, RB (d)	5.00%	07/01/2039	500	544,290
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 B, RB (d)	4.00%	10/01/2023	1,000	1,009,690
				34,499,401
California–3.92%
California (State of) Community Housing Agency (Excelsior Charter Schools); Series 2020 A, RB (d)	5.00%	06/15/2040	1,060	1,199,581
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB
(d)	5.00%	06/01/2028	430	503,328

California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB	5.00%	05/15/2029	1,000	1,298,780
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB (e)	4.00%	07/15/2029	1,000	1,201,250
California (State of) Pollution Control Financing Authority (Aemerge Redpack Services Southern
California, LLC); Series 2016, RB (b)(d)(e)	7.00%	12/31/2049	710	355,000
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2015A-1,
Ref. RB (e)	3.38%	07/01/2025	2,000	2,224,280
California (State of) School Finance Authority (Aspire Public Schools); Series 2016, Ref. RB (d)	5.00%	08/01/2036	1,170	1,344,739
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,000	1,071,180
California (State of) School Finance Authority (TEACH Public Schools);
Series 2019 A, RB (d)	5.00%	06/01/2029	285	328,081
Series 2019 A, RB (d)	5.00%	06/01/2039	740	832,641
California (State of) Statewide Communities Development Authority (Creative Child Care & Team
Charter); Series 2015, RB (Acquired 11/03/2015; Cost $385,000)(d)	5.00%	06/01/2022	325	329,170
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.);
Series 2012, RB	5.25%	11/15/2034	1,000	1,097,220
California (State of) Statewide Communities Development Authority (Lancer Educational Student
Housing);
Series 2016, Ref. RB (d)	4.00%	06/01/2021	275	281,471
Series 2016, Ref. RB (d)	4.00%	06/01/2026	500	563,240
California (State of) Statewide Communities Development Authority (Loma Linda University Medical
Center); Series 2018 A, RB (d)	5.25%	12/01/2038	1,790	2,191,067
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California
College of the Arts); Series 2019, RB (d)	5.00%	07/01/2029	900	1,070,505
California County Tobacco Securitization Agency (The) (Los Angeles County Securitization Corp.);
Series 2006, RB (f)	5.60%	06/01/2036	1,000	1,013,770
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.);
Series 2005, Ref. RB	5.13%	06/01/2038	90	90,958
San Diego Tobacco Settlement Revenue Funding Corp.; Series 2018 C, Ref. RB	4.00%	06/01/2032	900	992,232
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2031	2,000	2,614,300
Series 2019, Ref. RB	5.00%	06/01/2033	1,195	1,552,317
				22,155,110
Colorado–7.85%
Amber Creak Metropolitan District; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2037	750	796,747
Arista Metroplitan District;
Series 2018 A, Ref. GO Bonds	4.38%	12/01/2028	500	545,640
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,363,244
Arkansas River Power Authority; Series 2006, RB (g)	5.88%	10/01/2021	685	720,003
Broadway Station Metropolitan District No. 2; Series 2019 A, GO Bonds	5.00%	12/01/2035	735	809,764
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2039	1,835	1,992,388
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB (d)	5.00%	12/01/2029	1,500	1,635,780
Clear Creek Station Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	4.38%	12/01/2032	790	837,834
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. RB	5.00%	05/15/2025	525	604,081
Series 2017 A, Ref. RB	5.00%	05/15/2026	475	556,781
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB (d)	5.00%	12/01/2025	150	162,989
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	800	800,112

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Colorado–(continued)
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010,
RB	6.50%	01/15/2030	$1,500	$ 1,525,425
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. GO Bonds	5.63%	12/01/2032	1,000	1,109,250
Copper Ridge Metropolitan District; Series 2019, RB	4.00%	12/01/2029	3,300	3,490,971
Copperleaf Metropolitan District No. 2; Series 2015, Ref. GO Bonds	5.25%	12/01/2030	500	524,940
Denver (City & County of), CO; Series 2018 A, RB (e)(h)	5.00%	12/01/2029	1,500	1,952,400
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB (e)	5.00%	10/01/2032	1,500	1,658,430
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	1,375	1,490,596
Fourth Street Crossing Business Improvement District; Series 2019 A, RB (d)	4.63%	12/01/2029	4,000	4,185,800
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 A, RB	3.63%	12/01/2021	500	512,400
Godding Hollow Metropolitan District (In The Town of Frederick); Series 2018, GO Bonds	6.50%	12/01/2034	1,000	1,074,060
Grandby Ranch Metropolitan District; Series 2018, Ref. GO Bonds (d)	4.88%	12/01/2028	920	966,975
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	1,500	1,654,125
Mirabelle Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2039	500	548,165
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.13%	12/01/2031	1,500	1,593,330
North Park Metropolitan District No. 1; Seires 2018 A-2, RB	5.13%	12/01/2028	1,500	1,627,065
Plaza Metropolitan District No. 1; Series 2013, Ref. RB (d)	5.00%	12/01/2040	1,465	1,548,769
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. RB (d)	4.13%	12/15/2027	835	881,034
Solaris Metropolitan District No. 3; Series 2016 A, Ref. GO Bonds	5.00%	12/01/2036	1,000	1,066,450
STC Metropolitan District No. 2; Series 2019 A, Ref. GO Bonds	4.00%	12/01/2029	1,500	1,620,945
Sterling Ranch Community Authority Board; Series 2017 A, RB	5.00%	12/01/2030	1,750	1,866,515
Trails at Crowfoot Metropolitan District No. 3;
Series 2019 A, GO Bonds	4.38%	12/01/2030	620	658,849
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,535	1,659,995
Villages at Castle Rock Metropolitan District No. 6 (Cobblestone Ranch);
Series 2007, GO Bonds (i)	0.00%	12/01/2037	1,055	338,972
				44,380,824
Connecticut–0.53%
Connecticut (State of); Series 2018 C, GO Bonds	5.00%	06/15/2027	1,000	1,273,430
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	1,500	1,707,525
				2,980,955
Delaware–0.53%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB (d)	5.00%	07/01/2028	2,730	2,990,770
District of Columbia–0.55%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	1,365	1,453,848
Series 2017 A, RB	5.00%	07/01/2032	1,500	1,657,155
				3,111,003
Florida–3.48%
Alachua (County of), FL Health Facilities Authority (E Ridge Retirement Village, Inc.); Series 2014, RB	6.00%	11/15/2034	1,500	1,445,985
Alachua (County of), FL Health Facilities Authority (Terraces Bonita Springs); Series 2011 A, RB	7.50%	11/15/2021	195	197,428
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (d)	5.88%	07/01/2040	250	276,060
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB (d)	5.00%	12/15/2035	1,085	1,197,287
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 B, RB	4.00%	07/01/2028	750	767,655
Series 2018 B, RB	4.25%	07/01/2033	625	636,081
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB (d)	5.00%	07/01/2027	1,000	1,100,670
Capital Trust Agency, Inc. (University Bridge LLC); Series 2018 A, RB (d)	4.00%	12/01/2028	2,200	2,313,190
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB
(d)(e)	5.00%	10/01/2029	1,000	1,127,860

Florida Development Finance Corp. (Virgin Trains USA Passenger Rail); Series 2019 A, Ref. RB (a)(d)(e)	6.38%	01/01/2026	1,500	1,559,985
Lake (County of), FL (Lakeside at Waterman Village); Series 2018 A, RB (d)	10.00%	10/31/2023	750	867,195
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB (d)	5.00%	07/15/2028	600	662,706
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	4.75%	10/01/2022	200	210,634
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B,
RB (SIFMA Municipal Swap Index + 0.80%)(a)(c)(e)	1.95%	11/01/2021	1,500	1,501,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Florida–(continued)
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding);
Series 2019, RB	5.00%	07/01/2029	$2,000	$ 2,423,200
Polk (County of), FL Industrial Development Authority (Carpenter's Home Estates);
Series 2019, Ref. IDR	5.00%	01/01/2029	1,225	1,424,810
Series 2019, Ref. IDR	5.00%	01/01/2039	1,750	1,994,317
				19,707,013
Georgia–1.48%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2034	2,185	2,718,358
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB (d)	5.00%	06/15/2027	500	507,895
Main Street Natural Gas, Inc.;
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.75%)(a)(c)	1.81%	09/01/2023	2,865	2,900,870
Series 2019 B, RB (a)	4.00%	12/02/2024	1,000	1,142,770
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB (d)	5.00%	11/01/2023	1,000	1,100,910
				8,370,803
Guam–0.58%
Guam (Territory of); Series 2019, GO Bonds (e)	5.00%	11/15/2031	2,695	3,252,649
Idaho–0.17%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	955	972,725
Illinois–11.26%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	1,245	1,319,040
Aurora (City of), IL (River City TIF No. 3); Series 2018 B, Ref. RB	4.50%	12/30/2023	820	844,707
Bartlett (Village of) ,IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	1,060	1,069,455
Chicago (City of), IL;
Series 1993 B, Ref. GO Bonds (INS-AGM)(g)	5.13%	01/01/2022	1,220	1,280,268
Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,256,170
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	1,500	1,867,710
Series 2019 A, GO Bonds	5.50%	01/01/2035	2,000	2,565,480
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS-NATL)(i)(j)	0.00%	12/01/2025	1,000	912,000
Series 2011 A, GO Bonds	5.00%	12/01/2041	205	216,753
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,160,860
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	2,000	2,259,100
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2026	2,000	2,443,060
Chicago (State of) Board of Education;
Series 2019 A, Ref. GO Bonds (i)	0.00%	12/01/2025	1,000	901,670
Series 2019 A, Ref. GO Bonds (i)	0.00%	12/01/2026	1,000	882,190
Cook (County of), IL; Series 2018, RB (h)	5.25%	11/15/2036	2,250	2,835,900
Hillside (Village of), IL (Mannheim Redevelopment);
Series 2018, Ref. RB	5.00%	01/01/2024	1,220	1,281,647
Series 2018, Ref. RB	5.00%	01/01/2030	2,195	2,408,683
Illinois (State of);
First Series 2001, GO Bonds (INS-NATL)(j)	6.00%	11/01/2026	3,500	4,218,900
Series 2013, GO Bonds	5.50%	07/01/2033	1,500	1,692,315
Series 2014, GO Bonds	5.00%	05/01/2021	860	899,293
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,500	1,704,600
Series 2017 D, GO Bonds (h)(k)	5.00%	11/01/2023	2,250	2,556,900
Series 2018 A, GO Bonds	6.00%	05/01/2025	2,500	3,067,225
Illinois (State of) Finance Authority (Field Museum); Series 2019, Ref. RB (68% of 1 mo. USD LIBOR +
1.00%)(a)(c)	1.58%	09/01/2022	1,980	1,982,594
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB (d)	5.25%	12/01/2025	400	434,428
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2027	3,565	4,091,693
Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB	5.00%	05/15/2024	1,115	1,212,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 A, RB	6.20%	05/15/2030	$ 685	$613,431
Series 2016 A, RB	6.33%	05/15/2048	336	299,754
Series 2016 B, RB	5.63%	05/15/2020	189	183,075
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB (g)	5.25%	08/15/2023	590	634,580
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB	5.00%	05/15/2025	250	275,090
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	2,000	2,002,740
Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	4.00%	02/15/2027	1,795	1,905,751
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2012 B,
Ref. RB	5.00%	12/15/2020	545	559,399
Illinois (State of) Sports Facilities Authority; Series 2019, Ref. RB	5.00%	06/15/2029	1,000	1,258,340
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	305	312,970
Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 1994 A, Ref. RB
(INS-NATL)(i)(j)	0.00%	06/15/2029	4,000	3,391,760
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	1,000	1,025,910
Regional Transportation Authority; Series 2018 B, RB (h)	5.00%	06/01/2030	3,000	3,842,250
				63,670,443
Indiana–0.51%
Allen (County of), IN Economic Development (StoryPoint Fort Wayne); Series 2017, RB (d)	6.63%	01/15/2034	500	558,130
Carmel (City of), IN (Barrington Carmel); Series 2012 A, RB (b)	7.00%	11/15/2027	402	10,647
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB (d)	5.50%	07/01/2028	750	808,680
Indiana Bond Bank; Series 2007 B-1, RB (67% of 3 mo. USD LIBOR + 0.97%)(c)	2.20%	10/15/2022	1,500	1,500,615
				2,878,072
Iowa–1.94%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,000	1,127,070
Series 2013, RB (d)	5.88%	12/01/2026	460	479,311
Series 2013, Ref. RB (a)	5.25%	12/01/2033	1,540	1,706,998
Series 2019, Ref. RB	3.13%	12/01/2022	2,000	2,081,540
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap
Index + 0.58%)(a)(c)(d)	1.73%	01/04/2024	540	540,005
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	4.13%	05/15/2038	1,250	1,360,675
PEFA, Inc.; Series 2019, RB (a)	5.00%	09/01/2026	3,000	3,672,270
				10,967,869
Kansas–1.89%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2027	1,440	1,683,403
Wichita (City of), KS (Kansas Masonic Home);
Series 2016 II-A, RB	4.25%	12/01/2024	500	530,610
Series 2016 II-A, RB	5.00%	12/01/2031	1,800	1,982,448
Series 2016 II-A, RB	5.25%	12/01/2036	1,000	1,108,700
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB	7.13%	12/15/2036	1,000	1,148,750
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	935	1,068,967
Series 2018 I, Ref. RB	5.00%	05/15/2033	500	564,800
Series 2019, Ref. RB	5.00%	05/15/2026	1,110	1,273,236
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,353,276
				10,714,190
Kentucky–1.07%
Ashland Kentucky (Ashland Hospital Corp. d/b/a King's Daughters Medical Center); Series 2016 A, Ref.
RB	5.00%	02/01/2029	1,000	1,179,140
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	790	883,346
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB (a)	4.00%	01/01/2025	1,500	1,694,550
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II,
Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2021	520	533,135
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information
Highway); Series 2015 A, RB	5.00%	07/01/2032	1,000	1,145,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Kentucky–(continued)
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.00%	11/15/2025	$ 600	$644,556
				6,079,877
Louisiana–1.08%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority
(Livingston Parish Gomesha Project); Series 2018, Ref. RB (d)	5.38%	11/01/2038	2,000	2,286,040
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB (a)	2.10%	07/01/2024	1,000	1,036,660
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	2,500	2,779,750
				6,102,450
Maine–0.19%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	7.50%	07/01/2032	1,000	1,080,600
Maryland–0.64%
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	4.00%	09/01/2027	425	469,740
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB (d)	4.00%	02/15/2028	500	545,965
Howard (County of), MD (Vantage House Facility);
Series 2016, Ref. RB	5.00%	04/01/2021	170	172,975
Series 2017, Ref. RB	5.00%	04/01/2021	256	260,439
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB (d)	5.00%	07/01/2027	400	447,512
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB (d)(e)	4.00%	07/01/2024	1,590	1,720,316
				3,616,947
Massachusetts–0.43%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2029	490	553,803
Series 2019, RB	5.00%	06/15/2039	1,000	1,100,480
Massachusetts (State of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref.
RB	5.00%	07/01/2028	675	805,849
				2,460,132
Michigan–2.50%
Advanced Technology Academy;
Series 2019, Ref. RB	3.88%	11/01/2029	810	840,416
Series 2019, Ref. RB	5.00%	11/01/2034	400	443,272
Detroit (City of), MI;
Series 2018, GO Bonds	5.00%	04/01/2023	1,000	1,080,060
Series 2018, GO Bonds	5.00%	04/01/2026	1,000	1,151,910
Michigan (State of) Finance Authority (Cesar Chavez Academy);
Series 2019, Ref. RB	3.25%	02/01/2024	400	406,320
Series 2019, Ref. RB	4.00%	02/01/2029	700	756,070
Series 2019, Ref. RB	5.00%	02/01/2033	830	934,729
Michigan (State of) Tobacco Settlement Finance Authority;
Series 2007 A, RB	6.00%	06/01/2034	1,000	1,020,840
Series 2007 A, RB	6.00%	06/01/2048	2,400	2,449,392
Star International Academy; Series 2012, Ref. RB	5.00%	03/01/2033	2,000	2,024,960
Summit Academy North; Series 2016, Ref. RB	4.00%	11/01/2021	1,080	1,095,412
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref.
RB (d)	5.00%	07/01/2026	1,835	1,965,505
				14,168,886
Minnesota–2.23%
Brooklyn Park (City of), MN (Athlos Leadership Academy); Series 2015, RB	4.00%	07/01/2020	85	85,259
Deephaven (City of), MN (Seven Hills Preparatory Academy);
Series 2017, RB	4.38%	10/01/2027	250	263,392
Series 2017, RB	5.00%	10/01/2037	1,000	1,059,870
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2015, RB	5.00%	12/01/2021	470	486,652
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, Ref. RB (a)(d)	6.00%	07/01/2027	2,000	2,136,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens);
Series 2012, Ref. RB	5.00%	09/01/2026	$1,000	$ 1,020,000
Series 2012, Ref. RB	5.00%	03/01/2029	935	953,700
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, RB	5.13%	10/01/2023	290	302,928
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong Academy); Series 2012 A, RB	5.50%	09/01/2043	1,000	1,022,480
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016,
Ref. RB	5.00%	09/01/2026	1,000	1,113,770
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East
Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	250	257,048
Series 2018, Ref. RB	4.13%	10/01/2033	250	257,328
St. Paul Park (City of), MN (Presbyterian Homes Bloomington);
Series 2017, Ref. RB	3.80%	09/01/2029	350	380,093
Series 2017, Ref. RB	3.90%	09/01/2030	565	613,969
Series 2017, Ref. RB	4.00%	09/01/2031	585	636,889
Series 2017, Ref. RB	4.00%	09/01/2032	400	434,224
Series 2017, Ref. RB	4.10%	09/01/2033	500	543,795
Wayzata (City of), MN (Folkstone Senior Living Co.);
Series 2019, Ref. RB	5.00%	08/01/2033	100	114,024
Series 2019, Ref. RB	5.00%	08/01/2034	100	113,842
Series 2019, Ref. RB	5.00%	08/01/2035	100	113,660
West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	4.00%	11/01/2030	650	686,016
				12,595,399
Mississippi–0.18%
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,000	1,040,570
Missouri–2.76%
I-470 Western Gateway Transportation Development District; Series 2019 A, RB (d)	4.50%	12/01/2029	1,005	1,070,747
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community
Improvement District);
Series 2016 A, Ref. RB (d)	4.25%	04/01/2026	455	486,113
Series 2016 A, Ref. RB (d)	5.00%	04/01/2036	2,000	2,147,060
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel);
Series 2018 B, RB (d)	4.38%	02/01/2031	1,000	1,127,690
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. IDR	5.00%	05/15/2026	1,000	1,169,000
Series 2017 A, Ref. IDR	5.00%	05/15/2027	800	951,312
Series 2017, Ref. RB	5.00%	05/15/2023	1,000	1,093,820
Series 2017, Ref. RB	5.00%	05/15/2024	1,500	1,679,730
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A,
Ref. RB	3.88%	11/15/2029	660	734,375
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Kiel Opera House); Series 2019,
Ref. RB	3.88%	10/01/2035	2,750	2,836,020
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2025	1,000	1,155,930
Series 2018 A, RB	5.00%	09/01/2026	1,000	1,179,860
				15,631,657
Nevada–0.49%
Director of the State of Nevada Department of Business & Industry (Somerset Academy); Series 2018 A,
RB (d)	4.50%	12/15/2029	710	772,033
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada);
Series 2017 A, RB (d)	5.00%	07/15/2027	335	382,047
Series 2017 A, RB (d)	5.00%	07/15/2037	500	556,815
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB (d)	2.75%	06/15/2028	1,000	1,054,770
				2,765,665
New Hampshire–0.28%
National Finance Authority (Convanta); Series 2018 A, Ref. RB (d)(e)	4.00%	11/01/2027	1,500	1,596,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New Jersey–6.00%
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS-NATL)(h)(j)(k)	5.50%	09/01/2022	$3,000	$ 3,320,040
Series 2012 II, Ref. RB	5.00%	03/01/2023	1,500	1,613,535
Series 2012, Ref. RB	5.00%	06/15/2025	600	646,032
Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,706,340
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.);
Series 2019 A, RB (d)	5.00%	06/15/2039	825	913,333
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB (e)	5.25%	09/15/2029	3,000	3,301,500
Series 2012, RB (e)	5.75%	09/15/2027	200	220,582
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and
Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022	290	298,567
Series 2012 C, RB	5.00%	07/01/2032	1,385	1,442,962
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013,
Ref. RB (SIFMA Municipal Swap Index + 1.60%)(c)	2.75%	03/01/2028	1,000	1,023,950
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2018 B, Ref. RB (e)	5.00%	12/01/2026	1,000	1,235,450
Series 2018 B, Ref. RB (e)	5.00%	12/01/2027	1,000	1,259,070
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (i)	0.00%	12/15/2028	715	595,802
Series 2008 A, RB (i)	0.00%	12/15/2035	1,000	668,350
Series 2009 A, RB (i)	0.00%	12/15/2032	1,465	1,076,262
Series 2010 A, RB (i)	0.00%	12/15/2031	1,575	1,196,480
Series 2013 AA, RB	5.25%	06/15/2031	1,150	1,288,242
Series 2014, RN (SIFMA Municipal Swap Index + 1.20%)(a)(c)	2.35%	12/15/2021	2,000	2,021,120
Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,173,450
Series 2018 A, Ref. RN (h)(k)	5.00%	06/15/2029	1,000	1,204,130
Series 2018 A, Ref. RN (h)(k)	5.00%	06/15/2030	2,000	2,400,020
Series 2018 A, Ref. RN	5.00%	06/15/2031	2,000	2,393,740
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (e)	5.00%	12/01/2023	2,735	2,958,012
				33,956,969
New Mexico–0.39%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 C, RB	2.25%	07/01/2023	1,525	1,530,703
Santa Fe (City of), NM (El Castillo Retirement); Series 2019, RB	2.25%	05/15/2024	650	654,323
				2,185,026
New York–3.32%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (d)(e)	5.25%	12/31/2033	3,040	3,399,237
Metropolitan Transportation Authority;
Series 2012 G-3, Ref. RB (SIFMA Municipal Swap Index + 0.43%)(a)(c)	1.58%	02/01/2025	3,000	3,005,040
Subseries 2014 D-2, RB (SIFMA Municipal Swap Index + 0.45%)(a)(c)	1.60%	11/15/2022	2,500	2,509,325
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	1,000	1,017,290
Series 2014 B, RB	5.50%	07/01/2020	106	105,728
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB (e)(h)	5.00%	09/15/2029	2,250	2,908,755
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB (l)	1.35%	06/15/2044	500	500,000
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB (e)	5.00%	08/01/2026	2,900	3,044,014
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB	5.00%	07/01/2027	1,000	650,000
Series 2013 A, RB	5.00%	07/01/2032	1,000	650,000
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels); Series 2018 D, RB (67% of SOFR +
0.50%)(a)(c)	2.14%	10/01/2020	1,000	1,000,010
				18,789,399
North Carolina–0.11%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB (l)	1.32%	01/15/2048	630	630,000
North Dakota–0.61%
Burleigh (County of), ND (Missouri Slope North Campus); Series 2020, RN	3.00%	11/01/2021	2,200	2,200,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
North Dakota–(continued)
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	$1,200	$ 1,255,440
				3,455,616
Ohio–6.36%
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.13%	06/01/2024	1,025	1,026,087
Series 2007 A-2, RB	5.38%	06/01/2024	1,645	1,646,842
Series 2007 A-2, RB	5.88%	06/01/2030	3,975	3,979,929
Series 2020 A-2, Ref. RB	5.00%	06/01/2034	2,000	2,646,620
Series 2020 A-2, Ref. RB	5.00%	06/01/2035	2,000	2,635,540
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	4,720	5,337,754
Butler (County of), OH Port Authority (StoryPoint Fairfield); Sr. Series 2017 A-1, RB (d)	6.25%	01/15/2034	1,000	1,103,040
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB (e)	5.38%	09/15/2027	200	201,108
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.00%	02/15/2031	2,500	2,999,550
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	2,910	3,270,403
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2021	365	376,158
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2019 E, VRD RB (l)	1.23%	01/01/2052	2,100	2,100,000
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (e)	5.00%	12/31/2025	340	403,342
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref.
PCR (a)(b)	4.25%	09/15/2021	1,975	2,118,187
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2014, RB (a)(e)	2.60%	10/01/2029	2,000	2,073,200
Series 2019 A, Ref. PCR	3.25%	09/01/2029	2,000	2,149,200
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC);
Series 2017, RB (d)(e)	3.75%	01/15/2028	1,250	1,365,538
Series 2017, RB (d)(e)	4.25%	01/15/2038	250	283,930
Toledo-Lucas (County of), OH Port Authority (StoryPoint Waterville); Series 2016 A-1, RB (d)	6.13%	01/15/2034	225	247,192
				35,963,620
Oklahoma–1.08%
Comanche (County of), OK Hospital Authority;
Series 2012 A, Ref. RB	5.00%	07/01/2021	325	332,621
Series 2015, Ref. RB	5.00%	07/01/2023	1,000	1,089,980
Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref.
RB (b)(m)	5.25%	01/01/2022	158	3,164
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc. -
Cross Village Student Housing); Series 2017 A, RB	5.00%	08/01/2037	1,650	924,000
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016
B-2, RB (b)	4.75%	11/01/2023	978	2,446
Tulsa (City of), OK Municipal Airport Trust; Series 2000 B, Ref. RB (e)	5.50%	06/01/2035	2,000	2,221,260
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (a)(e)	5.00%	06/01/2025	1,340	1,538,253
				6,111,724
Pennsylvania–2.99%
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019,
Ref. RB	4.88%	11/01/2024	3,000	3,325,500
Allentown Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB (d)	5.00%	05/01/2023	750	824,625
Series 2018, RB (d)	5.00%	05/01/2028	1,250	1,542,913
Series 2018, RB (d)	5.00%	05/01/2033	500	609,160
Commonwealth Financing Authority; Series 2018, RB	5.00%	06/01/2026	1,000	1,227,650
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(a)(c)	1.87%	09/01/2023	1,000	1,000,010
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2027	1,500	1,598,280
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009
A, Ref. RB	6.40%	12/01/2038	3,250	3,808,447
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter
School Inc.);
Series 2019 A, RB	4.00%	06/15/2029	765	811,183
Series 2019 A, RB	5.00%	06/15/2039	920	1,002,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated
Group); Series 2017, Ref. RB	5.00%	07/01/2032	$1,000	$ 1,171,530
				16,921,905
Puerto Rico–7.23%
Children's Trust Fund;
Series 2002, RB	5.38%	05/15/2033	680	698,714
Series 2002, RB	5.50%	05/15/2039	3,220	3,316,664
Puerto Rico (Commonwealth of); Series 2006 A, GO Bonds (CPI RATE + 1.02%) (INS -AGC)(j)(n)	3.48%	07/01/2020	1,500	1,500,000
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB (f)	6.13%	07/01/2024	1,500	1,653,750
Series 2008 A, RB	6.00%	07/01/2038	500	520,000
Series 2008 A, RB	6.00%	07/01/2044	1,000	1,040,000
Series 2012 A, RB	5.00%	07/01/2021	795	838,725
Series 2012 A, RB	5.25%	07/01/2029	2,880	3,132,000
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS-NATL)(j)	5.00%	07/01/2023	1,500	1,529,250
Series 2007 TT, RB (b)	5.00%	07/01/2037	500	399,375
Series 2007 TT, RB (b)	5.00%	12/31/2049	1,990	1,589,513
Series 2007 VV, Ref. RB (INS -NATL)(j)	5.25%	07/01/2030	1,000	1,098,480
Series 2010 XX, RB (b)	5.25%	12/31/2049	1,875	1,502,344
Series 2016 E-4, RB (b)	10.00%	07/01/2022	1,289	1,162,092
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2005 K, RB (b)	5.00%	12/31/2049	2,500	1,150,000
Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority; Series 2000, RB (e)	6.63%	06/01/2026	4,000	4,140,000
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2007 M-3, Ref. RB (INS -NATL)(j)	6.00%	07/01/2024	500	514,305
Series 2007 N, RB (b)	5.00%	07/01/2037	2,125	1,923,125
Series 2011 S, RB (b)	5.88%	12/31/2049	1,245	1,159,406
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (i)	0.00%	07/01/2024	3,991	3,651,845
Series 2018 A-1, RB (i)	0.00%	07/01/2027	1,000	855,420
Series 2018 A-1, RB (i)	0.00%	07/01/2031	1,000	754,800
Series 2018 A-1, RB (i)	0.00%	07/01/2033	2,661	1,872,705
Series 2018 A-1, RB	4.50%	07/01/2034	2,250	2,476,328
Series 2018 A-1, RB (i)	0.00%	07/01/2051	1,000	216,170
Series 2019 A-2, RB	4.33%	07/01/2040	2,000	2,222,800
				40,917,811
Rhode Island–0.10%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	500	590,700
South Carolina–0.33%
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still
Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2027	1,655	1,883,688
Tennessee–2.12%
Bristol (City of), TN Industrial Development Board (Pinnacle);
Series 2016 B, RB (d)(i)	0.00%	12/01/2020	750	729,915
Series 2016 B, RB (d)(i)	0.00%	12/01/2021	250	234,150
Series 2016, RB	4.25%	06/01/2021	665	670,287
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial
Development Board (Graceland);
Series 2017 A, Ref. RB	4.75%	07/01/2027	610	693,485
Series 2017 A, Ref. RB	5.50%	07/01/2037	350	404,918
Metropolitan Development and Housing Agency (Fifth + Broadway Development);
Series 2018, RB (d)	4.50%	06/01/2028	750	834,045
Series 2018, RB (d)	5.13%	06/01/2036	1,000	1,155,730
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan
Government (Trousdale Roundation Properties); Series 2018 A, RB (d)	5.25%	04/01/2028	2,000	2,218,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Tennessee–(continued)
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2016 A, Ref. RB (d)	5.00%	09/01/2024	$1,000	$ 1,028,740
Series 2016 A, Ref. RB (d)	5.00%	09/01/2031	3,000	3,039,810
Series 2016 A, Ref. RB (d)	5.00%	09/01/2037	1,000	995,380
				12,004,500
Texas–8.06%
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2036	700	716,933
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,000	2,340,340
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers; Series 2015, Ref. RB	5.00%	12/01/2021	450	470,732
Harris Health Facilities Development Corp. (Methodist Hospital System); Series 2008 A-2, VRD RB (l)	2.16%	12/01/2041	1,600	1,600,000
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB
(e)	5.00%	07/15/2020	4,745	4,808,203

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (e)	4.75%	07/01/2024	1,885	2,054,970
Houston (City of), TX Airport System (United Airlines, Inc. Terminal Improvement); Series 2015 B-2,
Ref. RB (e)	5.00%	07/15/2020	1,000	1,013,620
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement Distribution Phase); Series 2015, RB	5.38%	09/15/2035	450	467,127
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB	5.00%	02/15/2035	650	661,356
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (d)(e)	4.63%	10/01/2031	2,500	2,715,475
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2024	1,650	1,847,818
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	235	242,553
Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,920,307
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2017 A, RB (d)	3.63%	08/15/2022	765	776,957
Series 2017 S, RB (d)	4.25%	08/15/2027	610	624,488
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,165	1,276,898
Series 2016 B-1, RB	3.25%	11/15/2022	125	125,039
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2025	1,730	1,977,079
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2019, Ref. RB	5.00%	01/01/2039	500	553,145
Newark High Education Finance Corp. (Austin Achieve Public Schools, Inc.);
Series 2018, RB	4.25%	06/15/2028	150	157,253
Series 2018, RB	5.00%	06/15/2033	150	158,919
Series 2018, RB	5.00%	06/15/2038	250	263,665
Port Beaumont Navigation District (Jefferson Gulf Coast); Series 2020, Ref. RB (d)(e)	3.63%	01/01/2035	3,000	3,121,980
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB	6.75%	11/15/2024	200	230,856
Series 2014 A, RB	7.50%	11/15/2034	100	119,826
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	325	325,517
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,400	1,551,410
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	4.50%	11/15/2023	215	215,307
Series 2017, RB	6.00%	11/15/2027	3,250	3,882,060
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A,
RB	6.00%	02/15/2031	1,000	1,143,090
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2018 A, RN (d)	10.00%	03/15/2023	750	913,672
Temple (City of), TX; Series 2018 A, RB (d)	5.00%	08/01/2028	940	1,072,944
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,975	3,542,154
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant
Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2037	1,000	1,200,730
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.00%	08/15/2027	500	519,720
				45,612,143
Utah–0.65%
Salt Lake City (City of), UT; Series 2017 A, RB (e)(h)	5.00%	07/01/2036	3,000	3,703,620
Vermont–0.27%
University of Vermont & State Agricultural College; Series 2019 B, Ref. RB	5.00%	10/01/2039	1,000	1,502,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Virgin Islands–1.76%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB (e)	5.00%	09/01/2022	$1,320	$ 1,356,986
Series 2014 A, Ref. RB (e)	5.00%	09/01/2023	1,000	1,033,070
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Sr. Lien Capital);
Series 2009 A-1, RB	5.00%	10/01/2029	1,500	1,501,875
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2029	1,870	1,878,190
Series 2010 B, RB	5.00%	10/01/2025	2,750	2,764,960
Series 2012 A, RB	5.00%	10/01/2032	405	406,519
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, Ref. RB	4.00%	07/01/2021	1,020	996,632
				9,938,232
Virginia–0.53%
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2038	250	277,278
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. -
Harbor's Edge); Series 2019 A, RB	5.00%	01/01/2034	1,000	1,110,180
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB (d)	4.50%	09/01/2028	725	824,593
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	4.30%	09/01/2030	770	783,829
				2,995,880
Washington–0.87%
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB
(SIFMA Municipal Swap Index + 1.40%)(a)(c)	2.55%	01/01/2025	1,000	1,042,750
Washington (State of) Housing Finance Commission (Judson Park);
Series 2018, Ref. RB (d)	3.70%	07/01/2023	365	374,088
Series 2018, Ref. RB (d)	5.00%	07/01/2038	385	425,383
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest);
Series 2016, Ref. RB (d)	5.00%	01/01/2036	1,755	1,993,066
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB (d)	4.50%	07/01/2028	965	1,060,873
				4,896,160
West Virginia–0.91%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2008 A, Ref. RB	6.50%	06/01/2023	535	535,209
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity
Development District); Series 2017 A, Ref. RB (d)	4.50%	06/01/2027	2,990	3,239,097
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB (d)(e)	6.75%	02/01/2026	1,000	1,021,630
Series 2018, RB (d)(e)	8.75%	02/01/2036	320	330,025
				5,125,961
Wisconsin–4.92%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (d)	6.25%	08/01/2027	2,000	2,427,520
Series 2017, RB (d)	6.75%	08/01/2031	500	665,300
Public Finance Authority (Coral Academy of Science Reno);
Series 2019, Ref. RB (d)	5.00%	06/01/2029	375	428,475
Series 2019, Ref. RB (d)	5.00%	06/01/2039	1,415	1,576,522
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (d)	4.38%	06/15/2029	2,000	2,111,140
Public Finance Authority (WhiteStone); Series 2017, Ref. RB (d)	4.00%	03/01/2027	1,495	1,629,057
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest
Obligated Group);
Series 2017, Ref. RB	3.50%	08/01/2022	1,230	1,248,659
Series 2017, Ref. RB	5.00%	08/01/2027	500	559,050
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2028	1,205	1,358,324
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2028	935	1,081,860
Series 2019, Ref. RB	5.00%	11/01/2030	1,035	1,187,973
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (d)	6.25%	10/01/2031	2,000	2,270,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Short Duration High Yield Municipal Fund

				Principal
		Interest	Maturity	Amount
		Rate	Date	(000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB (d)		5.00%	06/01/2025	$650	$723,632
Series 2016 A, RB (d)		5.00%	06/01/2026	1,005	1,133,891
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A,
RB (d)		5.75%	12/31/2049	1,500	1,576,050
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, RB (d)		7.00%	06/01/2020	25	25,306
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 B, Ref. RB (d)(e)		6.00%	06/01/2022	2,290	2,339,693
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB (d)		4.00%	06/15/2029	355	384,270
Series 2019, RB (d)		5.00%	06/15/2039	440	483,424
Series 2019, RB (d)		5.00%	06/15/2049	540	587,531
Wisconsin (State of) Public Finance Authority (Penick Village Obligated Group); Series 2019, Ref. RB (d)		4.00%	09/01/2029	605	651,034
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB		5.00%	12/01/2027	1,270	1,447,216
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB (d)		4.00%	12/01/2021	1,320	1,355,838
Series 2016, RB (d)		5.00%	12/01/2031	500	549,230
					27,801,395
TOTAL INVESTMENTS IN SECURITIES(o)–103.85% (Cost $556,863,417)					587,444,535
FLOATING RATE NOTE OBLIGATIONS–(2.46)%
Notes with interest and fee rates ranging from 1.70% to 1.92% at 02/29/2020 and
	contractual maturities of collateral ranging from 09/01/2022 to 11/15/2036 (See Note 1J)(p)				(13,925,000)

OTHER ASSETS LESS LIABILITIES–(1.39)%					(7,874,083)
NET ASSETS –100.00%					$565,645,452
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
CPI	– Consumer Price Index
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR – London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA – Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
Sr.	– Senior
USD	– U.S. Dollar
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Short Duration High Yield Municipal Fund

Notes to Schedule of Investments:

(a)Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(b)Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 29, 2020 was $11,447,925, which represented 2.02% of the Fund's Net Assets.

(c)Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2020.

(d)Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $141,872,573, which represented 25.08% of the Fund's Net Assets.

(e)Security subject to the alternative minimum tax.

(f)Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(g)Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.

(i)Zero coupon bond issued at a discount.

(j)Principal and/or interest payments are secured by the bond insurance company listed.

(k)Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,990,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 29, 2020.

(m)Security valued using significant unobservable inputs (Level 3). See Note 3.

(n)Interest rate is redetermined periodically based on an auction conducted by the auction agent.

(o)Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuer's obligations. No concentration of any single entity was greater than 5% each.

(p)Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 29, 2020. At February 29, 2020, the Fund's investments with a value of $24,724,015 are held by TOB Trusts and serve as collateral for the $13,925,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of February 29, 2020

Revenue Bonds	90.2%
General Obligation Bonds	9.7
Pre-Refunded Bonds	0.1

	Open Futures Contracts(a)
						Unrealized
Short Futures Contracts		Number of	Expiration	Notional		Appreciation
		Contracts	Month	Value	Value	(Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	78		June-2020	$(10,510,500)	$(136,442)	$(136,442)

(a)Futures contracts collateralized by $100,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Short Duration High Yield Municipal Fund

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets:
Investments in securities, at value
(Cost $556,863,417)	$587,444,535
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	100,000
Cash	1,327,257
Receivable for:
Investments sold	416,995
Fund shares sold	1,815,125
Interest	6,379,113
Investments matured, at value (Cost $603,750)	790,000
Investment for trustee deferred compensation and
retirement plans	13,300
Other assets	53,389
Total assets	598,339,714
Liabilities:
Floating rate note obligations	13,925,000
Other investments:
Variation margin payable - futures contracts	110,906
Payable for:
Investments purchased	16,181,743
Dividends	370,849
Fund shares reacquired	1,774,047
Accrued fees to affiliates	188,348
Accrued trustees' and officers' fees and benefits	3,279
Accrued other operating expenses	126,790
Trustee deferred compensation and retirement plans	13,300
Total liabilities	32,694,262
Net assets applicable to shares outstanding	$565,645,452
Net assets consist of:
Shares of beneficial interest	$536,783,298
Distributable earnings	28,862,154
$565,645,452
Net Assets:
Class A	$231,514,679
Class C	$71,851,998
Class Y	$245,066,325
Class R5	$11,098
Class R6	$17,201,352

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	20,925,515
Class C	6,504,740
Class Y	22,132,022
Class R5	1,002
Class R6	1,552,021
Class A:
Net asset value per share	$11.06
Maximum offering price per share
(Net asset value of $11.06 ÷ 97.50%)	$11.34
Class C:
Net asset value and offering price per share	$11.05
Class Y:
Net asset value and offering price per share	$11.07
Class R5:
Net asset value and offering price per share	$11.08
Class R6:
Net asset value and offering price per share	$11.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Short Duration High Yield Municipal Fund

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Investment income:
Interest	$10,578,867
Expenses:
Advisory fees	1,225,292
Administrative services fees	32,240
Custodian fees	3,949
Distribution fees:
Class A	261,399
Class C	300,793
Interest, facilities and maintenance fees	132,888
Transfer agent fees — A, C and Y	196,933
Transfer agent fees — R5	2
Transfer agent fees — R6	1,936
Trustees' and officers' fees and benefits	9,717
Registration and filing fees	55,128
Reports to shareholders	22,996
Professional services fees	37,816
Other	21,689
Total expenses	2,302,778
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(240,983)
Net expenses	2,061,795
Net investment income	8,517,072
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(219,353)
Futures contracts	169,948
(49,405)
Change in net unrealized appreciation (depreciation) of:
Investment securities	10,328,983
Futures contracts	(144,110)
10,184,873
Net realized and unrealized gain	10,135,468
Net increase in net assets resulting from operations	$18,652,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Short Duration High Yield Municipal Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	February 29,	August 31,
	2020	2019
Operations:
Net investment income	$8,517,072	$12,818,067
Net realized gain (loss)	(49,405)	(1,639,333)
Change in net unrealized appreciation	10,184,873	17,346,897
Net increase in net assets resulting from operations	18,652,540	28,525,631
Distributions to shareholders from distributable earnings:
Class A	(3,337,764)	(5,162,000)

Class C	(734,423)	(1,260,643)

Class Y	(3,845,964)	(5,447,593)

Class R5	(186)	(373)

Class R6	(273,622)	(444,896)

Total distributions from distributable earnings	(8,191,959)	(12,315,505)
Share transactions–net:
Class A	34,130,137	76,714,062
Class C	18,296,141	(1,842,225)
Class Y	24,011,180	107,159,401
Class R6	1,537,385	5,079,575
Net increase in net assets resulting from share transactions	77,974,843	187,110,813
Net increase in net assets	88,435,424	203,320,939
Net assets:
Beginning of period	477,210,028	273,889,089
End of period	$565,645,452	$477,210,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Short Duration High Yield Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Supplemental
											ratio of
											expenses
									Ratio of	Ratio of	to average
									expenses	expenses	net assets
			Net gains						to average	to average net	with fee waivers
			(losses)						net assets	assets without	(excluding	Ratio of net
	Net asset		on securities		Dividends				with fee waivers	fee waivers	interest,	investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	and/or	and/or	facilities and	income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	expenses	expenses	maintenance	to average	Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return (b)	(000's omitted)	absorbed	absorbed	fees)	net assets	turnover (c)
Class A									0.84%(d)	0.94%(d)	0.79%(d)	3.33%(d)
Six months ended 02/29/20	$10.86	$0.18	$ 0.19	$0.37	$(0.17)	$11.06	3.47%	$231,515					5%
Year ended 08/31/19	10.48	0.36	0.37	0.73	(0.35)	10.86	7.09	193,076	0.86	0.98	0.79	3.40	24
Year ended 08/31/18	10.47	0.34	0.01	0.35	(0.34)	10.48	3.46	109,307	0.86	1.06	0.79	3.26	26
Year ended 08/31/17	10.60	0.37	(0.16)	0.21	(0.34)	10.47	2.08	73,384	0.82	1.16	0.80	3.65	42
Year ended 08/31/16(e)	10.00	0.35	0.50	0.85	(0.25)	10.60	8.61	41,561	0.79(f)	1.47(f)	—	3.64(f)	69
Class C									1.59(d)	1.69(d)	1.54(d)	2.58(d)	5
Six months ended 02/29/20	10.84	0.14	0.20	0.34	(0.13)	11.05	3.18	71,852
Year ended 08/31/19	10.46	0.28	0.37	0.65	(0.27)	10.84	6.29	52,195	1.61	1.73	1.54	2.65	24
Year ended 08/31/18	10.45	0.26	0.02	0.28	(0.27)	10.46	2.69	52,446	1.61	1.81	1.54	2.51	26
Year ended 08/31/17	10.58	0.30	(0.17)	0.13	(0.26)	10.45	1.32	35,114	1.57	1.91	1.55	2.90	42
Year ended 08/31/16(e)	10.00	0.28	0.49	0.77	(0.19)	10.58	7.81	20,641	1.54(f)	2.22(f)	—	2.89(f)	69
Class Y									0.59(d)	0.69(d)	0.54(d)	3.58(d)	5
Six months ended 02/29/20	10.87	0.19	0.20	0.39	(0.19)	11.07	3.60	245,066
Year ended 08/31/19	10.48	0.39	0.37	0.76	(0.37)	10.87	7.45	216,579	0.61	0.73	0.54	3.65	24
Year ended 08/31/18	10.48	0.37	0.00	0.37	(0.37)	10.48	3.62	102,388	0.61	0.81	0.54	3.51	26
Year ended 08/31/17	10.61	0.40	(0.16)	0.24	(0.37)	10.48	2.34	34,480	0.57	0.91	0.55	3.90	42
Year ended 08/31/16(e)	10.00	0.37	0.51	0.88	(0.27)	10.61	8.91	13,943	0.54(f)	1.22(f)	—	3.89(f)	69
Class R5									0.59(d)	0.63(d)	0.54(d)	3.58(d)	5
Six months ended 02/29/20	10.88	0.19	0.20	0.39	(0.19)	11.08	3.60	11
Year ended 08/31/19	10.49	0.39	0.37	0.76	(0.37)	10.88	7.44	11	0.61	0.68	0.54	3.65	24
Year ended 08/31/18	10.48	0.37	0.01	0.38	(0.37)	10.49	3.72	11	0.61	0.82	0.54	3.51	26
Year ended 08/31/17	10.61	0.40	(0.16)	0.24	(0.37)	10.48	2.34	28	0.57	0.92	0.55	3.90	42
Year ended 08/31/16(e)	10.00	0.37	0.51	0.88	(0.27)	10.61	8.91	63	0.54(f)	1.20(f)	—	3.89(f)	69
Class R6									0.59(d)	0.63(d)	0.54(d)	3.58(d)	5
Six months ended 02/29/20	10.88	0.19	0.20	0.39	(0.19)	11.08	3.60	17,201
Year ended 08/31/19	10.49	0.39	0.37	0.76	(0.37)	10.88	7.44	15,350	0.61	0.68	0.54	3.65	24
Year ended 08/31/18	10.48	0.37	0.01	0.38	(0.37)	10.49	3.72	9,738	0.61	0.76	0.54	3.52	26
Year ended 08/31/17(e)	10.24	0.17	0.22	0.39	(0.15)	10.48	3.87	10	0.56(f)	0.88(f)	0.54(f)	3.91(f)	42

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)Ratios are annualized and based on average daily net assets (000's omitted) of $209,693, $60,324, $223,619, $11 and $15,929 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(e)Commencement date of September 30, 2015 for Class A, Class C, Class Y and Class R5 shares and April 4, 2017 for Class R6 shares, respectively.

(f)Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Short Duration High Yield Municipal Fund

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Short Duration High Yield Municipal Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund's investment objective is to seek federal tax-exempt current income and taxable capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

23	Invesco Short Duration High Yield Municipal Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the

Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

G.Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

H.Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.Indemnifications — Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds ("TOBs"), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund ("TOB Trusts") in exchange for cash and residual interests in the TOB Trusts' assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund's net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event ("liquidity shortfall"). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

24	Invesco Short Duration High Yield Municipal Fund

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund's floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Volcker Rule") prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities' investments in, and relationships with, "covered funds", as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as "sponsors" of TOB Trusts. These duties may be performed by a third-party service provider. The Fund's expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the "Risk Retention Rules"). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust's municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund's ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund's net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange's clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund's investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service. The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund's shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund's investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund's transaction costs.

M.Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

For the six months ended February 29, 2020, the effective advisory fee rate incurred by the Fund was 0.48%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020 to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 0.79%, 1.54%, 0.54%, 0.54% and 0.54%, respectively, of average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense

25	Invesco Short Duration High Yield Municipal Fund

offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $41,963 and reimbursed class level expenses of $83,645, $24,158, $89,130, $2 and $1,936 of Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company ("SSB") serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund's custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Class C shares (collectively, the "Plans"). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six-month period ended February 29, 2020, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $28,754 in front-end sales commissions from the sale of Class A shares and $12,070 and $824 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$587,441,371	$3,164	$587,444,535
Other Investments - Assets*
Investments Matured	—	790,000	—	790,000
Other Investments - Liabilities*
Futures Contracts	(136,442)	—	—	(136,442)
Total Investments	$(136,442)	$588,231,371	$3,164	$588,098,093

*Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six-month period ended February 29, 2020, the Fund engaged in securities purchases of $40,671,175 and securities sales of $49,868,930, which did not result in any net realized gains (losses).

NOTE 5—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and

26	Invesco Short Duration High Yield Municipal Fund

close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund's derivative investments, detailed by primary risk exposure, held as of February 29, 2020:

Value
Interest
Derivative Liabilities	Rate Risk
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$(136,442)
Derivatives not subject to master netting agreements	136,442

Total Derivative Liabilities subject to master netting agreements	$-
(a) The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended February 29, 2020
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on
Statement of Operations
Interest
Rate Risk
Realized Gain:
Futures contracts	$ 169,948

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(144,110)

Total	$ 25,838
The table below summarizes the average notional value of derivatives held during the period.
Futures
Contracts
Average notional value	$13,507,350

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $149.

NOTE 7—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees' and Officers' Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund's total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 29, 2020 were $13,840,000 and 1.93%, respectively.

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$2,078,042	$799,937	$2,877,979

*Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

27	Invesco Short Duration High Yield Municipal Fund

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $116,046,618 and $24,016,329, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments				$34,668,945
Aggregate unrealized (depreciation) of investments				(3,917,428)
Net unrealized appreciation of investments				$30,751,517
Cost of investments for tax purposes is $557,346,576.
NOTE 10—Share Information
		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	6,127,988	$ 66,460,007	10,574,145	$110,744,771
Class C	2,272,738	24,615,393	2,686,161	28,238,725
Class Y	4,380,290	47,597,173	14,451,070	152,236,887
Class R6	267,354	2,912,580	717,180	7,547,211
Issued as reinvestment of dividends:
Class A	231,563	2,517,679	382,726	4,048,612
Class C	54,416	590,823	97,720	1,028,428
Class Y	251,557	2,737,522	386,327	4,098,443
Class R6	20,396	222,124	35,886	379,968
Automatic conversion of Class C shares to Class A shares:
Class A	21,229	229,915	1,432,103	14,881,615
Class C	(21,267)	(229,915)	(1,434,862)	(14,881,615)
Reacquired:
Class A	(3,235,020)	(35,077,464)	(5,043,974)	(52,960,936)

Class C	(615,230)	(6,680,160)	(1,550,243)	(16,227,763)

Class Y	(2,426,767)	(26,323,515)	(4,675,872)	(49,175,929)

Class R6	(146,731)	(1,597,319)	(269,980)	(2,847,604)
Net increase in share activity	7,182,516	$ 77,974,843	17,788,387	$187,110,813

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—Significant Event

The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Oppenheimer Rochester® Short Duration High Yield Municipal Fund, (the "Target Fund") in exchange for shares of the Fund.

The reorganization is expected to be consummated on May 15, 2020. Upon closing of the reorganization, shareholders of the Target Fund will receive shares of the Fund in exchange for their shares of the Target Fund, and the Target Fund will liquidate and cease operations.

NOTE 12—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

28	Invesco Short Duration High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
			ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Class A	$1,000.00	$1,034.70	$4.25	$1,020.69	$4.22	0.84%

Class C	1,000.00	1,031.80	8.03	1,016.96	7.97	1.59

Class Y	1,000.00	1,036.00	2.99	1,021.93	2.97	0.59

Class R5	1,000.00	1,036.00	3.04	1,021.88	3.02	0.60
Class R6	1,000.00	1,036.00	2.99	1,021.93	2.97	0.59

1The actual ending account value is based on the actual total return of the Fund for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

29	Invesco Short Duration High Yield Municipal Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	SDHYM-SAR-1

Semiannual Report to Shareholders	February 29, 2020

Invesco Small Cap Discovery Fund

Nasdaq:

A: VASCX ￿ C: VCSCX ￿ Y: VISCX ￿ R5: VESCX ￿ R6: VFSCX:

2Letters to Shareholders

3 Fund Performance

5 Schedule of Investments

8Financial Statements

11 Financial Highlights

12 Notes to Financial Statements

17 Fund Expenses

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Andrew Schlossberg
Bruce Crockett

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco's mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team's investment performance within the context of the investment strategy described in the fund's prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds' advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

Invesco's efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you'll find detailed information about our funds, including perfor- mance, holdings and portfolio manager commentaries. You can access information about your account by com- pleting a simple, secure online registration. To do so, select "Log In" on the right side of the homepage, and then select "Register for Individual Account Access."

In addition to the resources accessible on our website, you can obtain timely updates to help you stay informed by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.inves- co.us.com. Our goal is to provide you with information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

2Invesco Small Cap Discovery Fund

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, August 31, 2019 to February 29, 2020, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–4.80%
Class C Shares	–5.18
Class Y Shares	–4.65
Class R5 Shares	–4.57
Class R6 Shares	–4.54
S&P 500 Index￿ (Broad Market Index)	1.92
Russell 2000 Growth Index￿ (Style-Specific Index)	1.37
Lipper Small-Cap Growth Funds Index￿ (Peer Group Index)	–0.66

Source(s): ￿RIMES Technologies Corp.;￿Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Small-Cap Growth Funds Index is an unmanaged index considered repre- sentative of small-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate sig- nificantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund's portfolio managers by visiting invesco.com/us. Click on "Products" and select "Mutual Funds." Use the "Product Finder" to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund's investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco's investment professionals share their in- sights about market and economic news and trends.

3Invesco Small Cap Discovery Fund

Average Annual Total Returns

As of 2/29/20, including maximum applicable sales charges

Class A Shares

Inception (11/27/00)		5.01%
10 Years		10.41
5	Years	4.99
1	Year	–5.68
Class C Shares
Inception (11/27/00)		4.91%
10 Years		10.22
5	Years	5.40
1	Year	–1.65
Class Y Shares
Inception (2/2/06)		7.62%
10 Years		11.31
5	Years	6.46
1	Year	0.06
Class R5 Shares
10 Years		11.37
5	Years	6.64
1	Year	0.26
Class R6 Shares
10 Years		11.41%
5	Years	6.67
1	Year	0.27

Peformance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen Small Cap Growth Fund, ad- vised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen Small Cap Growth Fund (re- named Invesco Small Cap Discovery Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are blended returns of the predeces- sor fund and Invesco Small Cap Discovery Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on Septem-

ber 24, 2012. Performance shown prior to that date is that of the Fund's and the pre- decessor fund's Class A shares and in- cludes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on Septem-

ber 24, 2012. Performance shown prior to that date is that of the Fund's and the pre- decessor fund's Class A shares and in- cludes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month- end performance. Performance figures re-

flect reinvested distributions, changes in net asset value and the effect of the maxi- mum sales charge unless otherwise stated. Performance figures do not reflect deduc- tion of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Fund performance reflects any applicable fee waivers and/or expense reimburse- ments. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more informa- tion.

4Invesco Small Cap Discovery Fund

Schedule of Investments(a)

February 29, 2020 (Unaudited)

SharesValue

Common Stocks & Other Equity Interests–100.04%

Aerospace & Defense–3.89%
Aerojet Rocketdyne Holdings, Inc.(b)	79,788	$ 3,931,953
BWX Technologies, Inc.	63,577	3,486,563
Cubic Corp.	61,039	3,322,963
Mercury Systems, Inc.(b)	43,725	3,212,038
TransDigm Group, Inc.	5,695	3,176,728
		17,130,245
Alternative Carriers–1.95%
Cogent Communications Holdings, Inc.	57,802	4,220,124
Iridium Communications, Inc.(b)	161,548	4,373,104
		8,593,228
Apparel, Accessories & Luxury Goods–0.45%
G-III Apparel Group Ltd.(b)	89,659	2,004,775
Application Software–13.23%
Anaplan, Inc.(b)	77,720	3,492,737
Aspen Technology, Inc.(b)	38,991	4,152,931
Blackline, Inc.(b)	89,202	5,581,369
Fair Isaac Corp.(b)	12,246	4,604,863
Guidewire Software, Inc.(b)	41,812	4,583,013
HubSpot, Inc.(b)	37,405	6,712,327
LivePerson, Inc.(b)	100,843	2,668,306
Nuance Communications, Inc.(b)	166,190	3,593,028
Pegasystems, Inc.	72,409	6,553,015
Q2 Holdings, Inc.(b)	65,712	4,952,714
RealPage, Inc.(b)	87,172	5,587,725
Zendesk, Inc.(b)	73,709	5,845,861
		58,327,889
Auto Parts & Equipment–1.16%
Fox Factory Holding Corp.(b)	52,532	3,330,529
Visteon Corp.(b)	27,260	1,772,990
		5,103,519
Biotechnology–5.19%
Abcam PLC (United Kingdom)	209,076	3,114,157
Amicus Therapeutics, Inc.(b)	213,606	2,038,869
CareDx, Inc.(b)	82,892	1,932,213
Coherus Biosciences, Inc.(b)	153,507	2,970,360
Natera, Inc.(b)	89,347	3,386,698
Neurocrine Biosciences, Inc.(b)	36,697	3,475,206
Sage Therapeutics, Inc.(b)	50,017	2,350,799
Sarepta Therapeutics, Inc.(b)	31,617	3,619,198
		22,887,500
Brewers–1.09%
Boston Beer Co., Inc. (The), Class A(b)	12,943	4,799,135
Building Products–0.83%
Armstrong World Industries, Inc.	36,396	3,645,059
Casinos & Gaming–1.24%
Penn National Gaming, Inc.(b)	184,180	5,446,203
Construction Materials–0.70%
Martin Marietta Materials, Inc.	13,552	3,083,487
	Shares	Value
Data Processing & Outsourced Services–1.95%
Black Knight, Inc.(b)	128,962	$ 8,603,055
Distributors–1.04%
Pool Corp.	21,776	4,593,865
Diversified Support Services–1.37%
IAA, Inc.(b)	79,252	3,385,645
KAR Auction Services, Inc.	138,563	2,667,338
		6,052,983
Education Services–2.26%
Bright Horizons Family Solutions, Inc.(b)	23,584	3,706,226
Grand Canyon Education, Inc.(b)	40,466	3,264,797
Strategic Education, Inc.	20,222	2,980,318
		9,951,341
Electrical Components & Equipment–0.85%
Generac Holdings, Inc.(b)	36,179	3,726,075
Electronic Components–1.43%
II-VI, Inc.(b)	85,829	2,548,263
Littelfuse, Inc.	23,516	3,755,035
		6,303,298
Electronic Equipment & Instruments–1.59%
OSI Systems, Inc.(b)	35,118	2,854,040
Trimble, Inc.(b)	105,301	4,157,283
		7,011,323
Electronic Manufacturing Services–0.73%
Fabrinet (Thailand)(b)	58,771	3,239,458
Environmental & Facilities Services–0.71%
Clean Harbors, Inc.(b)	44,897	3,121,239
Financial Exchanges & Data–2.18%
Cboe Global Markets, Inc.	46,821	5,337,594
Morningstar, Inc.	29,078	4,271,558
		9,609,152
Footwear–0.60%
Steven Madden Ltd.	80,503	2,632,448
General Merchandise Stores–0.58%
Ollie's Bargain Outlet Holdings, Inc.(b)	50,545	2,571,224
Health Care Equipment–6.89%
DexCom, Inc.(b)	19,167	5,290,092
Hill-Rom Holdings, Inc.	36,217	3,478,643
LivaNova PLC(b)	57,601	4,015,942
Masimo Corp.(b)	28,024	4,577,160
Mesa Laboratories, Inc.(c)	14,878	3,560,156
Penumbra, Inc.(b)	28,873	4,788,876
Tandem Diabetes Care, Inc.(b)	62,543	4,669,460
		30,380,329
Health Care REITs–0.79%
Physicians Realty Trust	185,341	3,495,531

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5Invesco Small Cap Discovery Fund

	Shares	Value
Health Care Services–2.68%
BioTelemetry, Inc.(b)	71,762	$ 3,065,673
LHC Group, Inc.(b)	54,654	6,638,275
Premier, Inc., Class A(b)	71,508	2,104,480
		11,808,428
Health Care Supplies–2.14%
Haemonetics Corp.(b)	31,695	3,433,519
Lantheus Holdings, Inc.(b)	140,285	2,181,432
Neogen Corp.(b)	62,628	3,804,651
		9,419,602
Health Care Technology–0.64%
HMS Holdings Corp.(b)	122,593	2,815,961
Home Improvement Retail–0.95%
Floor & Decor Holdings, Inc., Class A(b)	82,453	4,209,226
Industrial Machinery–5.06%
Crane Co.	47,708	3,241,759
Evoqua Water Technologies Corp.(b)	124,526	2,611,310
ITT, Inc.	52,971	3,186,206
John Bean Technologies Corp.	34,510	3,342,638
Kennametal, Inc.	113,327	3,150,491
Timken Co. (The)	72,318	3,242,739
Welbilt, Inc.(b)	266,565	3,523,989
		22,299,132
Insurance Brokers–1.25%
eHealth, Inc.(b)	47,075	5,524,251
Interactive Home Entertainment–0.62%
Take-Two Interactive Software, Inc.(b)	25,491	2,739,773
Internet & Direct Marketing Retail–0.98%
Etsy, Inc.(b)	74,889	4,329,333
Investment Banking & Brokerage–1.30%
LPL Financial Holdings, Inc.	72,173	5,736,310
IT Consulting & Other Services–1.77%
Booz Allen Hamilton Holding Corp.	48,992	3,493,130
KBR, Inc.	166,799	4,330,102
		7,823,232
Leisure Products–0.73%
Brunswick Corp.	60,649	3,226,527
Life Sciences Tools & Services–5.84%
Bio-Techne Corp.	31,286	5,909,613
Bruker Corp.	73,647	3,208,063
PRA Health Sciences, Inc.(b)	35,975	3,388,845
Repligen Corp.(b)	79,221	6,781,318
Syneos Health, Inc.(b)	102,210	6,475,003
		25,762,842
Metal & Glass Containers–0.77%
Berry Global Group, Inc.(b)	89,500	3,397,420
Multi-line Insurance–1.07%
Assurant, Inc.	39,196	4,726,646
Office Services & Supplies–0.81%
MSA Safety, Inc.	29,367	3,573,083
	Shares	Value
Oil & Gas Exploration & Production–0.93%
Parsley Energy, Inc., Class A	305,801	$ 4,097,733
Packaged Foods & Meats–0.84%
Lancaster Colony Corp.	25,585	3,695,753
Pharmaceuticals–2.93%
Catalent, Inc.(b)	117,486	6,054,054
GW Pharmaceuticals PLC, ADR (United
Kingdom)(b)	31,556	3,228,494
Horizon Therapeutics PLC(b)	106,431	3,642,069
		12,924,617
Property & Casualty Insurance–0.71%
Hanover Insurance Group, Inc. (The)	26,213	3,107,289
Restaurants–2.81%
Dunkin' Brands Group, Inc.	48,410	3,220,233
Texas Roadhouse, Inc.	44,749	2,515,789
Wendy's Co. (The)	169,838	3,206,542
Wingstop, Inc.	40,896	3,453,667
		12,396,231
Security & Alarm Services–1.01%
Brink's Co. (The)	56,737	4,441,940
Semiconductor Equipment–1.23%
Enphase Energy, Inc.(b)	40,577	1,987,056
MKS Instruments, Inc.	34,110	3,417,481
		5,404,537
Semiconductors–4.38%
Lattice Semiconductor Corp.(b)	245,339	4,403,835
Monolithic Power Systems, Inc.	21,634	3,432,018
Power Integrations, Inc.	38,105	3,317,040
Semtech Corp.(b)	97,841	3,863,741
Silicon Laboratories, Inc.(b)	48,456	4,297,078
		19,313,712
Specialized Consumer Services–0.57%
ServiceMaster Global Holdings, Inc.(b)	70,102	2,507,549
Specialized REITs–0.80%
CoreSite Realty Corp.	33,874	3,513,750
Specialty Chemicals–0.43%
Ingevity Corp.(b)	42,504	1,914,380
Specialty Stores–0.77%
Five Below, Inc.(b)	35,201	3,412,737
Systems Software–1.66%
Qualys, Inc.(b)	45,297	3,631,913
SailPoint Technologies Holding, Inc.(b)	145,984	3,696,315
		7,328,228
Trucking–1.66%
Knight-Swift Transportation Holdings, Inc.	103,413	3,303,011
Old Dominion Freight Line, Inc.	20,767	4,024,645
		7,327,656
Total Common Stocks & Other Equity Interests
(Cost $401,911,456)		441,090,239

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6Invesco Small Cap Discovery Fund

	Shares	Value
Money Market Funds–0.68%
Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(d)	1,020,999	$1,020,999
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)	789,161	789,555
Invesco Treasury Portfolio, Institutional Class,
1.48%(d)	1,166,855	1,166,855
Total Money Market Funds (Cost $2,977,299)		2,977,409
TOTAL INVESTMENTS IN SECURITIES
(excluding investments purchased with
cash collateral from securities on
loan)-100.72%
(Cost $404,888,755)		$444,067,648
	Shares	Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional
Class, 1.64%(d)(e)	355,229	$355,407
Total Investments Purchased with Cash Collateral
from Securities on Loan (Cost $1,421,627)		1,421,627
TOTAL INVESTMENTS IN SECURITIES–101.04%
(Cost $406,310,382)		445,489,275
OTHER ASSETS LESS LIABILITIES—(1.04)%		(4,567,595)
NET ASSETS–100.00%		$440,921,680

Investments Purchased with Cash Collateral from

Securities on Loan

Money Market Funds–0.32%
Invesco Government & Agency Portfolio,
Institutional Class, 1.50%(d)(e)	1,066,220	1,066,220

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)Non-income producing security.

(c)All or a portion of this security was out on loan at February 29, 2020.

(d)The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of February 29, 2020.

(e)The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets as of February 29, 2020

Information Technology	27.97%
Health Care	26.31

Industrials	16.19
Consumer Discretionary	14.14
Financials	6.51

Communication Services	2.57
Other Sectors, Each Less than 2% of Net Assets	6.35
Money Market Funds Plus Other Assets Less Liabilities	(0.04)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7Invesco Small Cap Discovery Fund

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets:
Investments in securities, at value
(Cost $401,911,456)*	$441,090,239
Investments in affiliated money market funds, at value
(Cost $4,398,926)	4,399,036
Receivable for:
Investments sold	306,674
Fund shares sold	278,680
Dividends	196,248
Investment for trustee deferred compensation and
retirement plans	116,739
Other assets	43,672
Total assets	446,431,288
Liabilities:
Payable for:
Investments purchased	1,136,417
Fund shares reacquired	2,291,359
Collateral upon return of securities loaned	1,421,627
Accrued fees to affiliates	390,738
Accrued trustees' and officers' fees and benefits	3,149
Accrued other operating expenses	138,459
Trustee deferred compensation and retirement plans	127,859
Total liabilities	5,509,608
Net assets applicable to shares outstanding	$440,921,680
Net assets consist of:
Shares of beneficial interest	$361,513,600
Distributable earnings	79,408,080
$440,921,680
Net Assets:
Class A	$320,836,453
Class C	$16,589,826
Class Y	$43,053,581
Class R5	$6,997,632
Class R6	$53,444,188

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	42,221,219
Class C	3,467,693
Class Y	5,168,603
Class R5	822,349
Class R6	6,241,934
Class A:
Net asset value per share	$7.60
Maximum offering price per share
(Net asset value of $7.60 ÷ 94.50%)	$8.04
Class C:
Net asset value and offering price per share	$4.78
Class Y:
Net asset value and offering price per share	$8.33
Class R5:
Net asset value and offering price per share	$8.51
Class R6:
Net asset value and offering price per share	$8.56

*At February 29, 2020, securities with an aggregate value of $1,393,383 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8Invesco Small Cap Discovery Fund

Statement of Operations

For the six months ended February 29, 2020 (Unaudited)

Investment income:
Dividends	$1,358,765
Dividends from affiliated money market funds (includes securities lending income of $4,748)	68,237
Total investment income	1,427,002
Expenses:
Advisory fees	2,021,629
Administrative services fees	39,326
Custodian fees	3,924
Distribution fees:
Class A	448,634
Class C	96,992
Transfer agent fees — A, C and Y	475,453
Transfer agent fees — R5	11,035
Transfer agent fees — R6	2,513
Trustees' and officers' fees and benefits	10,430
Registration and filing fees	37,190
Reports to shareholders	31,076
Professional services fees	22,507
Other	7,493
Total expenses	3,208,202
Less: Fees waived and/or expense offset arrangement(s)	(7,335)
Net expenses	3,200,867
Net investment income (loss)	(1,773,865)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $2,152,708)	54,050,946
Foreign currencies	(4,398)
54,046,548
Change in net unrealized appreciation (depreciation) of investment securities	(74,131,589)

Net realized and unrealized gain (loss)	(20,085,041)

Net increase (decrease) in net assets resulting from operations	$(21,858,906)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9Invesco Small Cap Discovery Fund

Statement of Changes in Net Assets

For the six months ended February 29, 2020 and the year ended August 31, 2019 (Unaudited)

	February 29,	August 31,
	2020	2019
Operations:
Net investment income (loss)	$(1,773,865)	$(3,921,691)
Net realized gain	54,046,548	92,020,252
Change in net unrealized appreciation (depreciation)	(74,131,589)	(111,372,515)

Net increase (decrease) in net assets resulting from operations	(21,858,906)	(23,273,954)
Distributions to shareholders from distributable earnings:
Class A	(62,580,561)	(50,304,891)

Class C	(4,820,675)	(7,298,136)

Class Y	(7,964,937)	(10,688,318)

Class R5	(656,254)	(5,946,663)

Class R6	(9,000,651)	(10,572,174)

Total distributions from distributable earnings	(85,023,078)	(84,810,182)
Share transactions–net:
Class A	26,328,937	26,424,728
Class C	1,122,140	(12,670,255)

Class Y	562,724	(24,728,221)

Class R5	(32,976,474)	(1,587,130)

Class R6	7,011,235	(22,176,330)

Net increase (decrease) in net assets resulting from share transactions	2,048,562	(34,737,208)

Net increase (decrease) in net assets	(104,833,422)	(142,821,344)
Net assets:
Beginning of period	545,755,102	688,576,446
End of period	$440,921,680	$545,755,102

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Small Cap Discovery Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of	Ratio of
									expenses	expenses
			Net gains						to average	to average net	Ratio of net
			(losses)						net assets	assets without	investment
	Net asset	Net	on securities		Distributions				with fee waivers	fee waivers	income
	value,	investment	(both	Total from	from net	Net asset		Net assets,	and/or	and/or	(loss)
	beginning	income	realized and	investment	realized	value, end	Total	end of period	expenses	expenses	to average	Portfolio
	of period	(loss)(a)	unrealized)	operations	gains	of period	return (b) (000's omitted)		absorbed	absorbed	net assets turnover (c)
Class A									1.33%(d)	1.33%(d)	(0.77)%(d)
Six months ended 02/29/20	$ 9.66	$(0.03)	$(0.34)	$(0.37)	$(1.69)	$ 7.60	(4.80)%	$320,836				33%
Year ended 08/31/19	11.74	(0.07)	(0.52)(e)	(0.59)	(1.49)	9.66	(2.42)(e)	372,769	1.33	1.33	(0.75)	74
Year ended 08/31/18	10.38	(0.09)(f)	2.98	2.89	(1.53)	11.74	31.26	410,080	1.36	1.36	(0.89)(f)	49
Year ended 08/31/17	9.05	(0.08)	1.58	1.50	(0.17)	10.38	16.87	351,214	1.39	1.39	(0.88)	39
Year ended 08/31/16	10.60	(0.08)	(0.02)	(0.10)	(1.45)	9.05	(0.61)	439,098	1.36	1.37	(0.89)	39
Year ended 08/31/15	11.83	(0.09)	0.61	0.52	(1.75)	10.60	5.24	512,763	1.32	1.32	(0.85)	63
Class C									2.08(d)	2.08(d)	(1.52)(d)	33
Six months ended 02/29/20	6.72	(0.04)	(0.21)	(0.25)	(1.69)	4.78	(5.18)	16,590
Year ended 08/31/19	8.78	(0.10)	(0.47)(e)	(0.57)	(1.49)	6.72	(3.12)(e)(g)	21,180	2.03(g)	2.03(g)	(1.45)(g)	74
Year ended 08/31/18	8.18	(0.13)(f)	2.26	2.13	(1.53)	8.78	30.23(g)	44,642	2.07(g)	2.07(g)	(1.60)(f)(g)	49
Year ended 08/31/17	7.21	(0.12)	1.26	1.14	(0.17)	8.18	16.16(g)	38,679	2.13(g)	2.13(g)	(1.62)(g)	39
Year ended 08/31/16	8.81	(0.12)	(0.03)	(0.15)	(1.45)	7.21	(1.39)(g)	47,459	2.08(g)	2.09(g)	(1.61)(g)	39
Year ended 08/31/15	10.19	(0.15)	0.52	0.37	(1.75)	8.81	4.50	62,773	2.07	2.07	(1.60)	63
Class Y									1.08(d)	1.08(d)	(0.52)(d)	33
Six months ended 02/29/20	10.41	(0.02)	(0.37)	(0.39)	(1.69)	8.33	(4.65)	43,054
Year ended 08/31/19	12.48	(0.05)	(0.53)(e)	(0.58)	(1.49)	10.41	(2.17)(e)	52,511	1.08	1.08	(0.50)	74
Year ended 08/31/18	10.93	(0.07)(f)	3.15	3.08	(1.53)	12.48	31.44	91,973	1.11	1.11	(0.64)(f)	49
Year ended 08/31/17	9.49	(0.06)	1.67	1.61	(0.17)	10.93	17.25	96,321	1.14	1.14	(0.63)	39
Year ended 08/31/16	11.02	(0.06)	(0.02)	(0.08)	(1.45)	9.49	(0.39)	75,188	1.11	1.12	(0.64)	39
Year ended 08/31/15	12.20	(0.07)	0.64	0.57	(1.75)	11.02	5.51	97,497	1.07	1.07	(0.60)	63
Class R5									0.96(d)	0.96(d)	(0.40)(d)	33
Six months ended 02/29/20	10.59	(0.02)	(0.37)	(0.39)	(1.69)	8.51	(4.57)	6,998
Year ended 08/31/19	12.66	(0.04)	(0.54)(e)	(0.58)	(1.49)	10.59	(2.13)(e)	41,252	0.96	0.96	(0.38)	74
Year ended 08/31/18	11.04	(0.06)(f)	3.21	3.15	(1.53)	12.66	31.79	49,402	0.97	0.97	(0.50)(f)	49
Year ended 08/31/17	9.57	(0.05)	1.69	1.64	(0.17)	11.04	17.42	23,137	0.94	0.94	(0.43)	39
Year ended 08/31/16	11.08	(0.04)	(0.02)	(0.06)	(1.45)	9.57	(0.18)	1,698	0.91	0.92	(0.44)	39
Year ended 08/31/15	12.23	(0.05)	0.65	0.60	(1.75)	11.08	5.77	6,784	0.94	0.94	(0.47)	63
Class R6									0.87(d)	0.87(d)	(0.31)(d)	33
Six months ended 02/29/20	10.64	(0.01)	(0.38)	(0.39)	(1.69)	8.56	(4.54)	53,444
Year ended 08/31/19	12.70	(0.03)	(0.54)(e)	(0.57)	(1.49)	10.64	(2.04)(e)	58,043	0.87	0.87	(0.29)	74
Year ended 08/31/18	11.07	(0.05)(f)	3.21	3.16	(1.53)	12.70	31.80	92,480	0.88	0.88	(0.41)(f)	49
Year ended 08/31/17	9.59	(0.04)	1.69	1.65	(0.17)	11.07	17.49	75,929	0.90	0.90	(0.39)	39
Year ended 08/31/16	11.09	(0.04)	(0.01)	(0.05)	(1.45)	9.59	(0.08)	73,299	0.86	0.87	(0.39)	39
Year ended 08/31/15	12.25	(0.04)	0.63	0.59	(1.75)	11.09	5.66	76,687	0.85	0.85	(0.38)	63

(a)Calculated using average shares outstanding.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)Ratios are annualized and based on average daily net assets (000's omitted) of $359,893, $19,485, $49,525, $22,196 and $57,631 for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(e)Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been $(0.63), $(0.58), $(0.64), $(0.65) and $(0.65) for Class A, Class C, Class Y, Class R5, and Class R6 shares, respectively. Total returns would have been lower.

(f)Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended August, 31, 2018. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $(0.10) and (0.96)%, $(0.14) and (1.67)%, $(0.08) and (0.71)%, $(0.07) and (0.57)% and $(0.06) and (0.48)% for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(g)The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.94%, 0.96%, 0.99% and 0.97% for the years ended August 31, 2019, 2018, 2017 and 2016, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Small Cap Discovery Fund

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Discovery Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund's investment objective is to seek capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total

12	Invesco Small Cap Discovery Fund

returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.Indemnifications – Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.800%

Next $500 million	0.750%
Over $1 billion	0.700%

For the six months ended February 29, 2020, the effective advisory fee rate incurred by the Fund was 0.80%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2020, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets (the "expense limits"). In determining the Adviser's obligation

13	Invesco Small Cap Discovery Fund

to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2020. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $4,600.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company ("SSB") serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund's custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. ("IDI"). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the "Plans") for Class A shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six-month period ended February 29, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees. Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $28,466 in front-end sales commissions from the sale of Class A shares and $1,002 and $385 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 29, 2020, the Fund incurred $1,404 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$437,976,082	$3,114,157	$—	$441,090,239
Money Market Funds	4,399,036	—	—	4,399,036
Total Investments	$442,375,118	$3,114,157	$—	$445,489,275

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six-month period ended February 29, 2020, the Fund engaged in securities purchases of $11,943,787 and securities sales of $15,921,556, which resulted in net realized gains of $2,152,708.

14	Invesco Small Cap Discovery Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 29, 2020, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,735.

NOTE 6—Trustees' and Officers' Fees and Benefits

Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees' and Officers' Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees' and Officers' Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund's total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2019.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $161,317,318 and $235,999,318, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments				$ 74,805,697
Aggregate unrealized (depreciation) of investments				(35,910,289)
Net unrealized appreciation of investments				$ 38,895,408
Cost of investments for tax purposes is $406,593,867.
NOTE 10—Share Information
		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Sold:
Class A	2,544,739	$ 22,574,127	6,464,164	$ 62,670,442
Class C	249,990	1,468,652	654,624	4,575,767
Class Y	438,170	4,217,225	1,041,297	10,822,191
Class R5	494,471	4,670,523	1,728,062	17,962,351
Class R6	443,156	4,329,711	1,229,388	12,290,229
Issued as reinvestment of dividends:
Class A	7,563,829	60,813,185	6,098,826	48,912,588
Class C	921,631	4,672,667	1,234,732	6,926,845
Class Y	831,390	7,324,544	1,130,893	9,759,607
Class R5	72,754	654,784	677,921	5,945,363
Class R6	990,868	8,967,359	1,195,183	10,529,567
Automatic conversion of Class C shares to Class A shares:
Class A	152,341	1,379,147	1,566,804	13,688,805
Class C	(226,118)	(1,379,147)	(2,243,526)	(13,688,805)

15	Invesco Small Cap Discovery Fund

		Summary of Share Activity
	Six months ended		Year ended
	February 29, 2020(a)		August 31, 2019
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(6,645,323)	$(58,437,522)	(10,464,590)	$(98,847,107)

Class C	(628,841)	(3,640,032)	(1,580,493)	(10,484,062)

Class Y	(1,144,738)	(10,979,045)	(4,496,554)	(45,310,019)

Class R5	(3,638,614)	(38,301,781)	(2,415,659)	(25,494,844)

Class R6	(644,916)	(6,285,835)	(4,254,506)	(44,996,126)

Net increase (decrease) in share activity	1,774,789	$2,048,562	(2,433,434)	$(34,737,208)

(a)There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11—Significant Event

The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Small Cap Growth Fund (the "Acquiring Fund").

The reorganization is expected to be consummated on May 15, 2020. Upon closing of the reorganization, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund will liquidate and cease operations.

NOTE 12—Subsequent Event

During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.

16	Invesco Small Cap Discovery Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
			ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(09/01/19)	(02/29/20)1	Period2	(02/29/20)	Period2	Ratio
Class A	$1,000.00	$952.00	$6.45	$1,018.25	$6.67	1.33%

Class C	1,000.00	948.20	10.08	1,014.52	10.42	2.08

Class Y	1,000.00	953.50	5.25	1,019.49	5.42	1.08

Class R5	1,000.00	954.30	4.66	1,020.09	4.82	0.96
Class R6	1,000.00	954.60	4.23	1,020.54	4.37	0.87

1The actual ending account value is based on the actual total return of the Fund for the period September 1, 2019 through February 29, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

2Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17	Invesco Small Cap Discovery Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio secu- rities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	Invesco Distributors, Inc.	VK-SCD-SAR-1

Semiannual Report	2/29/20

Invesco

Oppenheimer

Capital Appreciation

Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco. com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund's name was Oppenheimer Capital Appreciation Fund. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together, "OppenheimerFunds"). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit invesco.com for more information or call Invesco's Client Services team at 800-959-4246.

Top Holdings and Allocations	4
Fund Expenses	7
Schedule of Investments	9
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Nets Assets	17
Financial Highlights	18
Notes to Financial Statements	29
Portfolio Proxy Voting Policies and Guidelines; Updates to
Schedule of Investments	41
Invesco's Privacy Notice	42

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 2/29/20

	Class A Shares of the Fund			Russell 1000 Growth
	Without Sales Charge	With Sales Charge	S&P 500 Index
				Index

6-Month	3.60%	-2.10%	1.92%	5.40%
1-Year	13.43	7.18	8.19	15.11
5-Year	7.92	6.70	9.23	12.41
10-Year	11.10	10.47	12.65	14.79

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 5.50% maximum applicable sales charge except where "without sales charge" is indicated. Returns for periods of less than one year are cumulative and not annualized. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from those of the predecessor fund because they have different expenses. Returns do not consider capital gains or income taxes on an individual's investment. See Fund prospectus and summary prospectus for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

3 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

Top Holdings and Allocations

TOP TEN COMMON STOCK HOLDINGS

Amazon.com, Inc.	9.0%
Alphabet, Inc., Cl. C	5.7
Facebook, Inc., Cl. A	5.0
Microsoft Corp.	4.6
Mastercard, Inc., Cl. A	4.5
Lowe's Cos., Inc.	2.9
Alibaba Group Holding Ltd.,	2.9
Sponsored ADR

salesforce.com, Inc.	2.7
Apple, Inc.	2.5
Activision Blizzard, Inc.	2.2

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of February 29, 2020, and are based on net assets.

TOP TEN COMMON STOCK INDUSTRIES

Software	13.1%
Internet & Catalog Retail	12.7
Interactive Media & Services	10.7
IT Services	8.6
Entertainment	7.3
Semiconductors &	5.7
Semiconductor Equipment

Health Care Equipment &	5.2
Supplies

Capital Markets	4.4
Specialty Retail	3.1
Aerospace & Defense	2.9

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of February 29, 2020, and are based on net assets.

SECTOR ALLOCATION

Consumer Discretionary — 38.6%

Information Technology — 31.6%

Health Care — 11.9%

Industrials — 9.1%

Financials — 4.9%

Consumer Staples — 2.4%

Energy — 0.6%

Materials — 0.5%

Telecommunication Services — 0.4%

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2020, and are based on the total market value of common stocks.

For more current Fund holdings, please visit invesco.com.

4 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 2/29/20

		Inception
		Date	6-Month	1-Year	5-Year	10-Year
Class A (OPTFX)		1/22/81	3.60%	13.43%	7.92%	11.10%
Class C (OTFCX)		12/1/93	3.19	12.55	7.09	10.24
Class R (OTCNX)		3/1/01	3.46	13.13	7.63	10.80
Class Y (OTCYX)		11/3/97	3.71	13.68	8.16	11.42
Class R5	(CPTUX)1	5/24/19	3.78	13.75	7.98	11.13
Class R6	(OPTIX)	12/29/11	3.81	13.90	8.42	12.852
AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 2/29/20

		Inception
		Date	6-Month	1-Year	5-Year	10-Year
Class A (OPTFX)		1/22/81	-2.10%	7.18%	6.70%	10.47%
Class C (OTFCX)		12/1/93	2.43	11.72	7.09	10.24
Class R (OTCNX)		3/1/01	3.46	13.13	7.63	10.80
Class Y (OTCYX)		11/3/97	3.71	13.68	8.16	11.42
Class R5	(CPTUX)1	5/24/19	3.78	13.75	7.98	11.13
Class R6	(OPTIX)	12/29/11	3.81	13.90	8.42	12.852

1.Class R5 shares' performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.

2.Shows performance since inception.

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 5.50%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class R, Class Y, Class R5 and Class R6 shares have no sales charge; therefore, performance is at NAV. Effective after the close of business on May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Fund. Class R5 shares' performance shown prior to the inception date is that of the predecessor fund's Class A shares at NAV and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. Returns shown for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from those of the predecessor fund because of different expenses. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

5 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

The Fund's performance is compared to the performance of the S&P 500 Index and the Russell 1000 Growth Index. The S&P 500 Index is a capitalization-weighted index of 500 stocks intended to be a representative sample of leading companies in leading industries within the U.S. economy. The Russell 1000 Growth Index measures the performance of the large- cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund's performance, and does not predict or depict performance of the Fund. The Fund's performance reflects the effects of the Fund's business and operating expenses.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco. com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2020.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During 6 Months Ended February 29, 2020" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	September 1, 2019	February 29, 2020	February 29, 2020
Class A	$ 1,000.00	$ 1,036.00	$5.18
Class C	1,000.00	1,031.90	9.13
Class R	1,000.00	1,034.60	6.60
Class Y	1,000.00	1,037.10	4.06
Class R5	1,000.00	1,037.80	3.45
Class R6	1,000.00	1,038.10	3.20
Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.79	5.14
Class C	1,000.00	1,015.91	9.06
Class R	1,000.00	1,018.40	6.54
Class Y	1,000.00	1,020.89	4.03
Class R5	1,000.00	1,021.48	3.42
Class R6	1,000.00	1,021.73	3.17

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended February 29, 2020 are as follows:

Class	Expense Ratios
Class A	1.02%
Class C	1.80
Class R	1.30

Class Y	0.80
Class R5	0.68
Class R6	0.63

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund's Adviser. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund's prospectus. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS February 29, 2020 Unaudited

	Shares	Value
Common Stocks—99.7%
Consumer Discretionary—38.5%
Diversified Consumer Services—0.3%
Service Corp.
International	263,737	$12,603,991
	Shares	Value
Media (Continued)
DISH Network
Corp., Cl. A1	206,148	$6,910,081
		49,536,960

Specialty Retail—3.1%

Entertainment—7.3%
Activision Blizzard,
Inc.	1,464,065	85,106,098
Electronic Arts, Inc.1	484,284	49,091,869
IMAX Corp.1	536,506	8,358,763
Netflix, Inc.1	63,431	23,407,942
Nintendo Co. Ltd.	189,900	64,796,426
Take-Two Interactive
Software, Inc.1	376,445	40,460,309
Vivendi SA	479,654	12,335,308
		283,556,715

Hotels, Restaurants & Leisure—1.6%
Cedar Fair LP	127,739	5,836,395
Norwegian Cruise
Line Holdings Ltd.1	1,182,828	44,072,171
Restaurant Brands
International, Inc.	98,053	5,736,101
Royal Caribbean
Cruises Ltd.	90,875	7,307,259
		62,951,926

Household Durables—1.5%
Sony Corp.	912,700	56,480,697

Interactive Media & Services—10.7%
Alphabet, Inc.,
Cl. C1	164,148	219,848,341
Facebook, Inc.,
Cl. A1	1,019,992	196,317,860
		416,166,201

Internet & Catalog Retail—12.7%
Alibaba Group
Holding Ltd.,
Sponsored ADR1	543,080	112,960,640
Amazon.com, Inc.1	185,374	349,198,273
Booking Holdings,
Inc.1	17,675	29,970,790
		492,129,703

Media—1.3%
Altice USA, Inc.,
Cl. A1	1,022,831	26,450,410
Charter
Communications,
Inc., Cl. A1	32,801	16,176,469
CarMax, Inc.1	86,279	7,533,019
Lowe's Cos., Inc.	1,067,947	113,811,112
		121,344,131

Consumer Staples—2.4%
Food Products—2.4%
Conagra Brands,
Inc.	571,181	15,244,821
Lamb Weston
Holdings, Inc.	43,762	3,802,480
Mondelez
International, Inc.,
Cl. A	346,317	18,285,537
Nomad Foods Ltd.1	675,987	12,478,720
Tyson Foods, Inc.,
Cl. A	610,290	41,395,971
		91,207,529

Energy—0.6%
Oil, Gas & Consumable Fuels—0.6%
Marathon
Petroleum Corp.	157,821	7,483,872
PBF Energy, Inc.,
Cl. A	397,726	8,905,085
Viper Energy
Partners LP	376,407	6,711,337
		23,100,294

Financials—4.9%
Capital Markets—4.4%
Apollo Global
Management, Inc.,
Cl. A	960,071	39,996,558
Ares Management
Corp., Cl. A	1,226,784	42,434,459
Carlyle Group, Inc.
(The)	209,965	5,975,604
CME Group, Inc.,
Cl. A	39,064	7,766,705
Goldman Sachs
Group, Inc. (The)	55,799	11,202,765
KKR & Co., Inc.,
Cl. A	1,387,619	39,685,903
London Stock
Exchange Group plc	101,793	9,956,867

9 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Capital Markets (Continued)
LPL Financial
Holdings, Inc.	178,161	$14,160,236
		171,179,097

Commercial Banks—0.3%
SVB Financial
Group1	48,082	10,008,749

Insurance—0.2%
Athene Holding
Ltd., Cl. A1	232,788	9,602,505

Health Care—11.9%
Biotechnology—1.2%
Alnylam
Pharmaceuticals,
Inc.1	110,904	13,048,965
BeiGene Ltd., ADR1	62,981	9,973,041
Moderna, Inc.1	936,429	24,281,604
		47,303,610

Health Care Equipment & Supplies—5.2%
Baxter International,
Inc.	375,647	31,355,255
Boston Scientific
Corp.1	1,223,745	45,755,826
DexCom, Inc.1	84,970	23,451,720
Intuitive Surgical,
Inc.1	53,062	28,332,985
Teleflex, Inc.	138,353	46,351,022
Zimmer Biomet
Holdings, Inc.	190,225	25,899,134
		201,145,942

Health Care Providers & Services—2.9%
Humana, Inc.	80,150	25,622,352
Laboratory Corp. of
America Holdings1	108,786	19,112,612
LHC Group, Inc.1	215,355	26,157,018
UnitedHealth
Group, Inc.	162,206	41,356,042
		112,248,024

Life Sciences Tools & Services—1.9%
Avantor, Inc.1	576,957	9,087,073
Illumina, Inc.1	216,972	57,642,951
Thermo Fisher
Scientific, Inc.	28,393	8,256,684
		74,986,708

Pharmaceuticals—0.7%
Novo Nordisk AS,
Cl. B	362,041	21,517,353
	Shares	Value
Pharmaceuticals (Continued)
Zoetis, Inc., Cl. A	36,192	$4,821,860
		26,339,213

Industrials—9.0%
Aerospace & Defense—2.9%
Airbus SE	349,675	42,738,758
L3Harris
Technologies, Inc.	115,030	22,744,882
Lockheed Martin
Corp.	40,074	14,822,171
Teledyne
Technologies, Inc.1	102,369	34,531,111
		114,836,922

Commercial Services & Supplies—2.5%
Cintas Corp.	140,662	37,520,182
Clean Harbors, Inc.1	328,545	22,840,448
Waste Connections,
Inc.	121,065	11,681,562
Waste
Management, Inc.	211,409	23,426,231
		95,468,423

Industrial Conglomerates—0.5%
Roper Technologies,
Inc.	53,293	18,743,148

Machinery—0.9%
Deere & Co.	128,701	20,139,132
Stanley Black &
Decker, Inc.	99,577	14,309,215
		34,448,347

Professional Services—0.5%
CoStar Group, Inc.1	30,542	20,389,534

Road & Rail—1.7%
Kansas City
Southern	200,990	30,285,173
Lyft, Inc., Cl. A1	269,853	10,286,797
Uber Technologies,
Inc.1	296,285	10,035,173
Union Pacific Corp.	102,383	16,361,827
		66,968,970

Information Technology—31.5%
Communications Equipment—1.6%
Motorola Solutions,
Inc.	372,298	61,682,333

IT Services—8.6%
Fidelity National
Information
Services, Inc.	264,979	37,022,866

10 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

	Shares	Value
IT Services (Continued)
Mastercard, Inc.,
Cl. A	604,690	$175,511,272
PayPal Holdings,
Inc.1	358,164	38,678,130
Visa, Inc., Cl. A	444,102	80,719,980
		331,932,248

Semiconductors & Semiconductor
Equipment—5.7%
Applied Materials,
Inc.	935,819	54,389,800
ASML Holding NV	70,052	19,384,089
NVIDIA Corp.	122,093	32,973,657
QUALCOMM, Inc.	460,680	36,071,244
Semtech Corp.1	1,012,592	39,987,258
Silicon Motion
Technology Corp.,
ADR	1,022,006	38,039,063
		220,845,111

Software—13.1%
Adobe, Inc.1	88,934	30,692,902
Microsoft Corp.	1,105,631	179,123,278
Palo Alto Networks,
Inc.1	219,487	40,521,690
RealPage, Inc.1	530,598	34,011,332
salesforce.com, Inc.1	619,964	105,641,866
ServiceNow, Inc.1	125,483	40,918,751
Splunk, Inc.1	291,144	42,894,246
Trade Desk, Inc.
(The), Cl. A1	120,862	34,717,609
		508,521,674

Technology Hardware, Storage &
Peripherals—2.5%
Apple, Inc.	360,927	98,663,005

Materials—0.5%
Chemicals—0.5%
Linde plc	33,838	6,463,396
Sherwin-Williams
Co. (The)	26,945	13,923,829
		20,387,225

Telecommunication Services—0.4% Wireless Telecommunication Services—0.4%

T-Mobile US, Inc.1	156,743	14,131,949
Total Common Stocks
(Cost $2,865,352,899)		3,868,910,884
	Shares	Value
Investment Company—0.1%
Invesco Government
& Agency Portfolio,
Institutional Class,
1.50%2 (Cost
$3,284,083)	3,284,083	$3,284,083

Total
Investments,
at Value (Cost
$2,868,636,982)	99.8%	3,872,194,967
Net Other Assets
(Liabilities)	0.2	6,845,280
Net Assets	100.0%	$3,879,040,247

11 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments

1.Non-income producing security.

2.The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the

7-day SEC standardized yield as of February 29, 2020.

See accompanying Notes to Financial Statements.

12 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES February 29, 2020 Unaudited

Assets
Investments, at value—see accompanying schedule of investments:
Unaffiliated companies (cost $2,865,352,899)	$3,868,910,884
Affiliated companies (cost $3,284,083)	3,284,083
3,872,194,967
Cash	5,000,000
Receivables and other assets:
Investments sold	12,618,815
Dividends	2,009,269
Shares of beneficial interest sold	1,993,148
Other	733,516
Total assets	3,894,549,715

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	9,267,830
Advisory fees	2,117,751
Transfer and shareholder servicing agent fees	1,669,048
Trustees' compensation	1,216,938
Distribution and service plan fees	903,760
Shareholder communications	252,753
Administration fees	3,072
Other	78,316
Total liabilities	15,509,468

Net Assets	$3,879,040,247

Composition of Net Assets
Shares of beneficial interest	$2,807,516,894
Total distributable earnings	1,071,523,353
Net Assets	$3,879,040,247

13 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,475,188,602 and
66,481,624 shares of beneficial interest outstanding)	$52.27
Maximum offering price per share (net asset value plus sales charge of 5.50% of offering price)	$55.31

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $187,793,673 and 5,471,145 shares of
beneficial interest outstanding)	$34.32

Class R Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$113,511,033 and 2,367,177 shares of beneficial interest outstanding)	$47.95

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$91,807,718 and 1,576,013 shares of beneficial interest outstanding)	$58.25

Class R5 Shares:
Net asset value, redemption price and offering price per share (based on net assets of $8,940
and 170.47 shares of beneficial interest outstanding)	$52.44

Class R6 Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$10,730,281 and 182,347 shares of beneficial interest outstanding)	$58.85

See accompanying Notes to Financial Statements.

14 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT

OF OPERATIONS For the Six Months Ended February 29, 2020 Unaudited

Investment Income

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $98,969)	$16,650,615
Affiliated companies	22,450

Total investment income	16,673,065

Expenses
Advisory fees	12,025,205
Administration fees	296,901
Distribution and service plan fees:
Class A	4,125,641
Class C	1,011,145
Class R	302,030
Transfer and shareholder servicing agent fees:
Class A	3,269,789
Class C	180,018
Class R	107,498
Class Y	89,947
Class R5	3
Class R6	418
Shareholder communications:
Class A	137,689
Class C	7,599
Class R	4,529
Class Y	3,781
Class R6	392
Trustees' compensation	91,291
Custodian fees and expenses	13,806
Other	130,246
Total expenses	21,797,928
Less waivers and reimbursement of expenses	(1,368)
Net expenses	21,796,560

Net Investment Loss	(5,123,495)

15 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT

OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions in Unaffiliated companies	$88,388,332
Foreign currency transactions	(11,397)
Net realized gain	88,376,935

Net change in unrealized appreciation/(depreciation) on:
Investment transactions in:
Unaffiliated companies	67,223,974
Affiliated companies	(38)
Translation of assets and liabilities denominated in foreign currencies	1,318
Net change in unrealized appreciation/(depreciation)	67,225,254

Net Increase in Net Assets Resulting from Operations	$150,478,694

See accompanying Notes to Financial Statements.

16 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2020	Year Ended
	(Unaudited)	August 31, 2019
Operations
Net investment loss	$(5,123,495)	$(3,866,721)

Net realized gain (loss)	88,376,935	822,880,502

Net change in unrealized appreciation/(depreciation)	67,225,254	(805,380,117)
Net increase in net assets resulting from operations	150,478,694	13,633,664

Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable earnings:
Class A	(725,821,719)	(249,261,777)
Class C	(54,618,347)	(37,330,769)
Class R	(25,143,279)	(8,511,813)
Class Y	(20,457,970)	(7,522,697)
Class R5	(2,231)	—
Class R6	(1,897,655)	(27,173,071)
Total distributions from distributable earnings
	(827,941,201)	(329,800,127)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	499,571,724	120,818,861
Class C	33,851,128	(169,435,273)
Class R	17,422,599	9,603,163
Class Y	12,846,151	(13,087,747)
Class R5	—	10,000
Class R6	2,576,958	(956,913,657)
Total beneficial interest transactions
	566,268,560	(1,009,004,653)

Net Assets
Total decrease	(111,193,947)	(1,325,171,116)

Beginning of period	3,990,234,194	5,315,405,310
End of period	$3,879,040,247	$3,990,234,194

See accompanying Notes to Financial Statements.

17 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A	2020	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net asset value, beginning of
period	$62.38	$65.82	$59.87	$52.99	$58.99	$66.40
Income (loss) from investment
operations:
Net investment income (loss)1	(0.06)	(0.03)	(0.00)2	0.04	0.07	(0.06)
Net realized and unrealized
gain	3.04	1.23	11.40	9.01	1.36	2.21
Total from investment
operations	2.98	1.20	11.40	9.05	1.43	2.15
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	0.00	0.00	(0.01)	(0.04)	0.00	0.00
Distributions from net realized
gain	(13.09)	(4.64)	(5.44)	(2.13)	(7.43)	(9.56)
Total dividends and/or
distributions to shareholders	(13.09)	(4.64)	(5.45)	(2.17)	(7.43)	(9.56)
Net asset value, end of period	$52.27	$62.38	$65.82	$59.87	$52.99	$58.99

Total Return, at Net Asset
Value3	3.60%	2.97%	20.23%	17.90%	2.02%	3.16%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$3,475,189	$3,566,269	$3,606,256	$3,266,760	$3,112,543	$3,368,384
Average net assets (in
thousands)	$3,686,465	$3,350,370	$3,403,324	$3,120,844	$3,198,528	$3,497,054
Ratios to average net assets:4
Net investment income (loss)	(0.21)%	(0.06)%	(0.01)%	0.08%	0.14%	(0.10)%
Expenses excluding specific
expenses listed below	1.02%	1.03%	1.03%	1.05%	1.05%	1.04%
Interest and fees from
borrowings	0.00%	0.00%5	0.00%5	0.00%5	0.00%5	0.00%5
Total expenses6	1.02%	1.03%	1.03%	1.05%	1.05%	1.04%
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	1.02%7	1.03%7	1.03%7	1.04%	1.05%7	1.04%7
Portfolio turnover rate8	8%	64%	29%	63%	79%	66%

18 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

1.Calculated based on the average shares outstanding during the period.

2.Less than $0.005 per share.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.Annualized for periods less than one full year.

5.Less than 0.005%.

6.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	1.02%
Year Ended August 31, 2019	1.03%
Year Ended August 31, 2018	1.03%
Year Ended August 31, 2017	1.05%
Year Ended August 31, 2016	1.05%
Year Ended August 31, 2015	1.04%

7.Waiver was less than 0.005%.

8.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

19 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class C	2020	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net asset value, beginning of
period	$45.21	$49.50	$46.61	$42.02	$48.56	$56.67
Income (loss) from investment
operations:
Net investment loss1	(0.21)	(0.36)	(0.36)	(0.30)	(0.27)	(0.45)
Net realized and unrealized
gain	2.41	0.71	8.69	7.02	1.16	1.90
Total from investment
operations	2.20	0.35	8.33	6.72	0.89	1.45
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from net realized
gain	(13.09)	(4.64)	(5.44)	(2.13)	(7.43)	(9.56)
Total dividends and/or
distributions to shareholders	(13.09)	(4.64)	(5.44)	(2.13)	(7.43)	(9.56)
Net asset value, end of period	$34.32	$45.21	$49.50	$46.61	$42.02	$48.56

Total Return, at Net Asset
Value2	3.19%	2.18%	19.33%	16.98%	1.26%	2.37%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$187,794	$201,751	$404,733	$376,618	$390,891	$430,473
Average net assets (in
thousands)	$202,622	$340,469	$386,071	$375,968	$408,311	$445,480
Ratios to average net assets:3
Net investment loss	(0.99)%	(0.83)%	(0.77)%	(0.69)%	(0.62)%	(0.86)%
Expenses excluding specific
expenses listed below	1.80%	1.80%	1.79%	1.82%	1.82%	1.80%
Interest and fees from
borrowings	0.00%	0.00%4	0.00%4	0.00%4	0.00%4	0.00%4
Total expenses5	1.80%	1.80%	1.79%	1.82%	1.82%	1.80%
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	1.80%6	1.80%6	1.79%6	1.81%	1.82%6	1.80%6
Portfolio turnover rate7	8%	64%	29%	63%	79%	66%

20 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

1.Calculated based on the average shares outstanding during the period.

2.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.Annualized for periods less than one full year.

4.Less than 0.005%.

5.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	1.80%
Year Ended August 31, 2019	1.80%
Year Ended August 31, 2018	1.79%
Year Ended August 31, 2017	1.82%
Year Ended August 31, 2016	1.82%
Year Ended August 31, 2015	1.80%

6.Waiver was less than 0.005%.

7.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

21 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class R	2020	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net asset value, beginning of
period	$58.28	$62.00	$56.82	$50.49	$56.68	$64.31
Income (loss) from investment
operations:
Net investment loss1	(0.14)	(0.18)	(0.15)	(0.10)	(0.06)	(0.21)
Net realized and unrealized
gain	2.90	1.10	10.77	8.56	1.30	2.14
Total from investment
operations	2.76	0.92	10.62	8.46	1.24	1.93
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from net realized
gain	(13.09)	(4.64)	(5.44)	(2.13)	(7.43)	(9.56)
Total dividends and/or
distributions to shareholders	(13.09)	(4.64)	(5.44)	(2.13)	(7.43)	(9.56)
Net asset value, end of period	$47.95	$58.28	$62.00	$56.82	$50.49	$56.68

Total Return, at Net Asset
Value2	3.46%	2.68%	19.92%	17.60%	1.74%	2.89%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$113,511	$117,019	$112,845	$92,888	$83,248	$89,442
Average net assets (in
thousands)	$121,166	$109,282	$101,443	$86,076	$85,690	$94,706
Ratios to average net assets:3
Net investment loss	(0.49)%	(0.32)%	(0.27)%	(0.18)%	(0.12)%	(0.35)%
Expenses excluding specific
expenses listed below	1.30%	1.30%	1.29%	1.31%	1.31%	1.30%
Interest and fees from
borrowings	0.00%	0.00%4	0.00%4	0.00%4	0.00%4	0.00%4
Total expenses5	1.30%	1.30%	1.29%	1.31%	1.31%	1.30%
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	1.30%6	1.30%6	1.29%6	1.30%	1.31%6	1.30%6
Portfolio turnover rate7	8%	64%	29%	63%	79%	66%

22 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

1.Calculated based on the average shares outstanding during the period.

2.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.Annualized for periods less than one full year.

4.Less than 0.005%.

5.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	1.30%
Year Ended August 31, 2019	1.30%
Year Ended August 31, 2018	1.29%
Year Ended August 31, 2017	1.31%
Year Ended August 31, 2016	1.31%
Year Ended August 31, 2015	1.30%

6.Waiver was less than 0.005%.

7.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

23 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class Y	2020	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net asset value, beginning of
period	$68.08	$71.23	$64.36	$56.79	$62.57	$69.73
Income (loss) from investment
operations:
Net investment income1	0.01	0.11	0.15	0.16	0.22	0.09
Net realized and unrealized
gain	3.25	1.40	12.30	9.69	1.43	2.31
Total from investment
operations	3.26	1.51	12.45	9.85	1.65	2.40
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	0.00	(0.02)	(0.14)	(0.15)	0.00	0.00
Distributions from net realized
gain	(13.09)	(4.64)	(5.44)	(2.13)	(7.43)	(9.56)
Total dividends and/or
distributions to shareholders	(13.09)	(4.66)	(5.58)	(2.28)	(7.43)	(9.56)
Net asset value, end of period	$58.25	$68.08	$71.23	$64.36	$56.79	$62.57

Total Return, at Net Asset
Value2	3.71%	3.20%	20.51%	18.16%	2.28%	3.38%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$91,808	$95,438	$115,119	$149,511	$119,008	$146,485
Average net assets (in
thousands)	$101,574	$101,266	$161,873	$129,570	$136,687	$148,398
Ratios to average net assets:3
Net investment income	0.01%	0.17%	0.22%	0.27%	0.38%	0.13%
Expenses excluding specific
expenses listed below	0.80%	0.80%	0.80%	0.82%	0.82%	0.81%
Interest and fees from
borrowings	0.00%	0.00%4	0.00%4	0.00%4	0.00%4	0.00%4
Total expenses5	0.80%	0.80%	0.80%	0.82%	0.82%	0.81%
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	0.80%6	0.80%6	0.80%6	0.81%	0.82%6	0.81%6
Portfolio turnover rate7	8%	64%	29%	63%	79%	66%

24 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

1.Calculated based on the average shares outstanding during the period.

2.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.Annualized for periods less than one full year.

4.Less than 0.005%.

5.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	0.80%
Year Ended August 31, 2019	0.80%
Year Ended August 31, 2018	0.80%
Year Ended August 31, 2017	0.82%
Year Ended August 31, 2016	0.82%
Year Ended August 31, 2015	0.81%

6.Waiver was less than 0.005%.

7.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

25 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended	Period
	February 29,	Ended
Class R5	2020	August 31,
	(Unaudited)	20191
Per Share Operating Data
Net asset value, beginning of period	$62.44	$58.66
Income (loss) from investment operations:
Net investment income2	0.04	0.05
Net realized and unrealized gain	3.05	3.73
Total from investment operations	3.09	3.78
Dividends and/or distributions to shareholders:
Distributions from net realized gain	0.00	0.00
Distributions from net realized gain	(13.09)	0.00
Total dividends and/or distributions to shareholders	(13.09)	0.00
Net asset value, end of period	$52.44	$62.44

Total Return, at Net Asset Value3	3.78%	6.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9	$11
Average net assets (in thousands)	$10	$10
Ratios to average net assets:4
Net investment income	0.13%	0.29%
Expenses excluding specific expenses listed below	0.68%	0.68%
Interest and fees from borrowings	0.00%	0.00%
Total expenses5	0.68%	0.68%
Expenses after payments, waivers and/or reimbursements and reduction to custodian
expenses	0.68%	0.68%
Portfolio turnover rate6	8%	64%

1.For the period from after the close of business on May 24, 2019 (inception of offering) to August 31, 2019.

2.Calculated based on the average shares outstanding during the period.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.Annualized for periods less than one full year.

5.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	0.68%
Period Ended August 31, 2019	0.68%

6.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

26 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class R6	2020	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net asset value, beginning of
period	$68.60	$71.57	$64.64	$57.04	$62.72	$69.75
Income (loss) from investment
operations:
Net investment income1	0.06	0.23	0.26	0.29	0.32	0.22
Net realized and unrealized
gain	3.28	1.58	12.36	9.71	1.43	2.31
Total from investment
operations	3.34	1.81	12.62	10.00	1.75	2.53
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	0.00	(0.14)	(0.25)	(0.27)	0.00	0.00
Distributions from net realized
gain	(13.09)	(4.64)	(5.44)	(2.13)	(7.43)	(9.56)
Total dividends and/or
distributions to shareholders	(13.09)	(4.78)	(5.69)	(2.40)	(7.43)	(9.56)
Net asset value, end of period	$58.85	$68.60	$71.57	$64.64	$57.04	$62.72

Total Return, at Net Asset
Value2	3.81%	3.66%	20.70%	18.40%	2.45%	3.60%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$10,730	$9,747	$1,076,452	$1,131,656	$988,213	$1,009,353
Average net assets (in
thousands)	$10,557	$300,952	$1,101,304	$1,046,626	$987,503	$1,050,463
Ratios to average net assets:3
Net investment income	0.18%	0.33%	0.39%	0.49%	0.56%	0.33%
Expenses excluding specific
expenses listed below	0.63%	0.63%	0.63%	0.63%	0.63%	0.62%
Interest and fees from
borrowings	0.00%	0.00%4	0.00%4	0.00%4	0.00%4	0.00%4
Total expenses5	0.63%	0.63%	0.63%	0.63%	0.63%	0.62%
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	0.63%6	0.63%6	0.63%6	0.63%6	0.63%6	0.62%6
Portfolio turnover rate7	8%	64%	29%	63%	79%	66%

27 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS Continued

1.Calculated based on the average shares outstanding during the period.

2.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.Annualized for periods less than one full year.

4.Less than 0.005%.

5.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	0.63%
Year Ended August 31, 2019	0.63%
Year Ended August 31, 2018	0.63%
Year Ended August 31, 2017	0.63%
Year Ended August 31, 2016	0.63%
Year Ended August 31, 2015	0.62%

6.Waiver was less than 0.005%.

7.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

28 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS February 29, 2020 Unaudited

Note 1 – Significant Accounting Policies

Invesco Oppenheimer Capital Appreciation Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

The Fund's investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are

29 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's

30 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where

31 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.

D. Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America ("GAAP"), are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser.

The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made to shareholders prior to the Fund's fiscal year end may ultimately be categorized as a tax return of capital.

E. Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. Accounting Estimates - The financial statements are prepared on a basis in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those

32 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H. Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J. Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable

33 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to- market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties ("Counterparties") to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K. Master Limited Partnerships - The Fund invests in Master Limited Partnerships ("MLPs"). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund's allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP's may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

Note 2 – Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Fee Schedule*

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $700 million	0.60
Next $1 billion	0.58
Next $2 billion	0.56
Next $2 billion	0.54
Next $2 billion	0.52
Next $2.5 billion	0.50
Over $11 billion	0.48

*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

34 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

For the six months ended February 29, 2020, the effective advisory fee rate incurred by the Fund was 0.59%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/ or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.05%, 1.80%, 1.30%, 0.80%, 0.68% and 0.63%,respectively, of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $1,368. The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby JPMorgan Chase Bank serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account

35 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plan"). The Fund, pursuant to the Class A Plan, reimbursed IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. For the six months ended February 29, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $200,560 in front-end sales commissions from the sale of Class A shares and $6,622 and $3,748 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Note 3 – Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

36 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

				Level 3—
	Level 1—	Level 2—		Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$1,361,157,893	$133,612,431	$	— $	1,494,770,324
Consumer Staples	91,207,529	—		—	91,207,529
Energy	23,100,294	—		—	23,100,294
Financials	180,833,484	9,956,867		—	190,790,351
Health Care	440,506,144	21,517,353		—	462,023,497
Industrials	308,116,586	42,738,758		—	350,855,344
Information Technology	1,221,644,371	—		—	1,221,644,371
Materials	20,387,225	—		—	20,387,225
Telecommunication Services	14,131,949	—		—	14,131,949
Investment Company	3,284,083	—		—	3,284,083
Total Assets	$3,664,369,558	$207,825,409	$	— $	3,872,194,967

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Note 4 – Trustee and Officer Fees and Benefits

The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date

37 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund's projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$67,794
Payments Made to Retired Trustees	—
Accumulated Liability as of February 29, 2020	615,686

Certain trustees have executed Deferred Compensation Agreement(s) pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan(s), deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees' fees under the plan(s) will not affect the net assets of the Fund and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Deferred Compensation Agreement(s).

Note 5 – Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with JPMorgan Chase Bank, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Note 6 – Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of

38 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2019.

Note 7 – Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $333,039,932 and $596,940,836, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,136,221,829
Aggregate unrealized (depreciation) of investments	(132,667,080)
Net unrealized appreciation of investments	$1,003,554,749

Cost of investments for tax purposes is $2,868,636,982.

Note 8 – Share Information

Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	Shares	Amount	Shares	Amount
Class A
Sold	1,655,500	$100,925,789	5,618,810	$338,399,644
Automatic Conversion
Class C to Class A Shares	113,615	6,811,551	—	—
Dividends and/or
distributions reinvested	12,846,343	711,446,656	4,548,104	243,823,507
Redeemed	(5,303,852)	(319,612,272)	(7,782,718)	(461,404,290)
Net increase (decrease)	9,311,606	$499,571,724	2,384,196	$120,818,861

Class C
Sold	399,966	$16,572,508	912,330	$39,038,118
Dividends and/or
distributions reinvested	1,486,283	54,130,456	948,556	37,060,086
Automatic Conversion	(164,961)	(6,811,551)	—	—
Class C to Class A Shares
	(712,213)	(30,040,285)	(5,574,581)	(245,533,477)
Redeemed
Net increase (decrease)	1,009,075	$33,851,128	(3,713,695)	$(169,435,273)

39 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	Shares	Amount	Shares	Amount
Class R
Sold	213,005	$11,968,197	411,414	$22,912,188
Dividends and/or
distributions reinvested	491,302	24,972,897	166,430	8,353,141
Redeemed	(344,982)	(19,518,495)	(390,045)	(21,662,166)
Net increase (decrease)	359,325	$17,422,599	187,799	$9,603,163

Class Y
Sold	557,002	$38,306,547	547,310	$35,925,762
Dividends and/or
distributions reinvested	293,466	18,103,900	112,640	6,580,415
Redeemed	(676,272)	(43,564,296)	(874,285)	(55,593,924)
Net increase (decrease)	174,196	$12,846,151	(214,335)	$(13,087,747)

Class R51
Sold	—	$—	170	$10,000
Dividends and/or
distributions reinvested	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	170	$10,000

Class R6
Sold	30,098	$2,015,009	210,393	$13,504,655
Dividends and/or
distributions reinvested	29,229	1,820,936	462,953	27,142,957
Redeemed	(19,075)	(1,258,987)	(15,570,886)	(997,561,269)
Net increase (decrease)	40,252	$2,576,958	(14,897,540)	$(956,913,657)

1.Commencement date after the close of business on May 24, 2019.

Note 9 - Subsequent Event

During the first quarter of 2020, the World Health Organization declared the Coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Act is a $2 trillion stimulus package to help individuals, businesses and hospitals in response to the economic distress caused by the COVID-19 crisis. The Adviser is assessing the components of the Act and the impacts to the Fund should be immaterial.

40 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES; UPDATES TO SCHEDULE OF INVESTMENTS Unaudited

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

41 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

INVESCO'S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the "Website"). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as "we" or "Invesco" in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

1NTD

42 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services ("Providers"). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The "Help" section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

43 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

INVESCO'S PRIVACY NOTICE Continued

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children's Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE Atlanta, GA 30309 By phone:

(404)439-3236 By fax:

(404)962-8288 By email: Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

44 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

•Request that we amend, rectify, delete or update the personal data we hold about you;

•Where possible (e.g. in relation to marketing) amend or update your choices around processing;

•Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

45 INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

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Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

￿Fund reports and prospectuses

￿Quarterly statements

￿Daily conﬁrmations

￿Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-CAPA-SAR-1 04272020

Semiannual Report	2/29/2020

Invesco

Oppenheimer

Discovery Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco. com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund's name was Oppenheimer Discovery Fund. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together, "OppenheimerFunds"). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit invesco.com for more information or call Invesco's Client Services team at 800-959-4246.

Top Holdings and Allocations	4
Fund Expenses	7
Schedule of Investments	9
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	27
Portfolio Proxy Voting Policies and Guidelines; Updates to
Schedule of Investments	39
Invesco's Privacy Notice	40

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 2/29/20

	Class A Shares of the Fund
	Without Sales	With Sales	Russell 2000	Russell 2000	S&P 500 Index
	Charge	Charge	Growth Index	Index

6-Month	0.69%	-4.85%	1.37%	-0.52%	1.92%
1-Year	11.55	5.42	-0.72	-4.92	8.19
5-Year	10.84	9.59	6.48	5.12	9.23
10-Year	14.52	13.88	12.07	10.41	12.65

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 5.50% maximum applicable sales charge except where "without sales charge" is indicated. Returns for periods of less than one year are cumulative and not annualized. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from those of the predecessor fund because they have different expenses. Returns do not consider capital gains or income taxes on an individual's investment. See Fund prospectus and summary prospectus for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

3 INVESCO OPPENHEIMER DISCOVERY FUND

Top Holdings and Allocations

TOP TEN COMMON STOCK HOLDINGS

Insulet Corp.	2.4%
Pool Corp.	2.1
Masimo Corp.	2.1
Repligen Corp.	2.1
Mercury Systems, Inc.	2.0
Coupa Software, Inc.	2.0
Monolithic Power Systems, Inc.	2.0
Trade Desk, Inc. (The), Cl. A	1.9
Freshpet, Inc.	1.8
Casella Waste Systems, Inc.,	1.8
Cl. A

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of February 29, 2020, and are based on net assets.

TOP TEN COMMON STOCK INDUSTRIES

Software	12.8%
Health Care Equipment &	10.4
Supplies

Machinery	5.6
Life Sciences Tools & Services	5.6
Semiconductors &	5.2
Semiconductor Equipment

Hotels, Restaurants & Leisure	4.5
IT Services	4.3
Health Care Technology	3.7
Capital Markets	3.5
Aerospace & Defense	3.4

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of February 29, 2020, and are based on net assets.

SECTOR ALLOCATION

Health Care — 26.9%

Information Technology — 23.8%

Consumer Discretionary — 18.9%

Industrials — 16.3%

Financials — 8.7%

Consumer Staples — 3.9%

Materials — 1.5%

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2020, and are based on the total market value of common stocks.

For more current Fund holdings, please visit invesco.com.

4 INVESCO OPPENHEIMER DISCOVERY FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 2/29/20

		Inception
		Date	6-Month	1-Year	5-Year	10-Year
Class A (OPOCX)		9/11/86	0.69%	11.55%	10.84%	14.52%
Class C (ODICX)		10/2/95	0.29	10.68	10.00	13.65
Class R (ODINX)		3/1/01	0.56	11.26	10.55	14.22
Class Y (ODIYX)		6/1/94	0.80	11.82	11.10	14.86
Class R5	(DIGGX)1	5/24/19	0.86	11.86	10.90	14.56
Class R6	(ODIIX)	1/27/12	0.89	12.01	11.30	13.942
AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 2/29/20

		Inception
		Date	6-Month	1-Year	5-Year	10-Year
Class A (OPOCX)		9/11/86	-4.85%	5.42%	9.59%	13.88%
Class C (ODICX)		10/2/95	-0.62	9.68	10.00	13.65
Class R (ODINX)		3/1/01	0.56	11.26	10.55	14.22
Class Y (ODIYX)		6/1/94	0.80	11.82	11.10	14.86
Class R5	(DIGGX)1	5/24/19	0.86	11.86	10.90	14.56
Class R6	(ODIIX)	1/27/12	0.89	12.01	11.30	13.942

1.Class R5 shares' performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.

2.Shows performance since inception.

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 5.50%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class R, Class Y, Class R5 and Class R6 shares have no sales charge; therefore, performance is at NAV. Effective after the close of business on May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Fund. Class R5 shares' performance shown prior to the inception date is that of the predecessor fund's Class A shares at NAV and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. Returns shown for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from those of the predecessor fund because of different expenses. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

5 INVESCO OPPENHEIMER DISCOVERY FUND

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price- to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The S&P 500 Index is a capitalization-weighted index of 500 stocks intended to be a representative sample of leading companies in leading industries within the U.S. economy. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund's performance, and does not predict or depict performance of the Fund. The Fund's performance reflects the effects of the Fund's business and operating expenses.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco. com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6 INVESCO OPPENHEIMER DISCOVERY FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2020.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During 6 Months Ended February 29, 2020" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 INVESCO OPPENHEIMER DISCOVERY FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	September 1, 2019	February 29, 2020	February 29, 2020
Class A	$ 1,000.00	$ 1,006.90	$5.40
Class C	1,000.00	1,002.90	9.20
Class R	1,000.00	1,005.60	6.65
Class Y	1,000.00	1,008.00	4.20
Class R5	1,000.00	1,008.60	3.45
Class R6	1,000.00	1,008.90	3.25
Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.49	5.44
Class C	1,000.00	1,015.71	9.26
Class R	1,000.00	1,018.25	6.70
Class Y	1,000.00	1,020.69	4.23
Class R5	1,000.00	1,021.43	3.47
Class R6	1,000.00	1,021.63	3.27

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended February 29, 2020 are as follows:

Class	Expense Ratios
Class A	1.08%
Class C	1.84
Class R	1.33

Class Y	0.84
Class R5	0.69
Class R6	0.65

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund's Adviser. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund's prospectus. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8 INVESCO OPPENHEIMER DISCOVERY FUND

SCHEDULE OF INVESTMENTS February 29, 2020 Unaudited

	Shares	Value
Common Stocks—96.7%
Consumer Discretionary—18.2%
Distributors—2.1%
Pool Corp.	262,662	$55,411,175

Diversified Consumer Services—3.4%
Bright Horizons
Family Solutions,
Inc.1	306,281	48,132,059
Strategic Education,
Inc.	281,659	41,510,904
		89,642,963

Entertainment—2.3%
Roku, Inc., Cl. A1	266,486	30,291,464
Zynga, Inc., Cl. A1	4,603,886	30,892,075
		61,183,539

Hotels, Restaurants & Leisure—4.5%
Choice Hotels
International, Inc.	278,780	25,447,038
Churchill Downs,
Inc.	132,544	16,652,828
Planet Fitness, Inc.,
Cl. A1	516,520	34,859,935
Wingstop, Inc.	503,739	42,540,759
		119,500,560

Household Durables—1.4%
KB Home	379,199	12,358,095
TopBuild Corp.1	253,146	25,567,746
		37,925,841

Leisure Products—0.3%
YETI Holdings, Inc.1	280,207	8,476,262

Media—1.8%
Cable One, Inc.	30,291	47,648,349

Multiline Retail—0.4%
Ollie's Bargain
Outlet Holdings,
Inc.1	192,190	9,776,705

Specialty Retail—2.0%
Boot Barn Holdings,
Inc.1	1,127,352	34,575,886
Lithia Motors, Inc.,
Cl. A	56,756	6,763,045
Sonic Automotive,
Inc., Cl. A	353,460	9,896,880
		51,235,811
	Shares	Value
Consumer Staples—3.8%
Food & Staples Retailing—0.5%
Grocery Outlet
Holding Corp.1	412,704	$13,062,082

Food Products—3.3%
Freshpet, Inc.1	735,690	48,893,957
Sanderson Farms,
Inc.	141,239	17,451,491
Simply Good Foods
Co. (The)1	913,202	20,145,236
		86,490,684

Financials—8.4%
Capital Markets—3.5%
Cohen & Steers, Inc.	257,237	16,115,898
Hamilton Lane, Inc.,
Cl. A	665,195	41,335,217
LPL Financial
Holdings, Inc.	451,022	35,847,229
		93,298,344

Commercial Banks—1.1%
Pinnacle Financial
Partners, Inc.	563,815	29,679,221

Insurance—2.6%
eHealth, Inc.1	271,945	31,912,746
Kinsale Capital
Group, Inc.	154,265	18,738,570
Primerica, Inc.	150,613	16,769,251
		67,420,567

Real Estate Investment Trusts (REITs)—1.2%
First Industrial
Realty Trust, Inc.	801,542	30,859,367

Health Care—26.0%
Biotechnology—3.1%
Agios
Pharmaceuticals,
Inc.1	275,279	13,070,247
Amicus
Therapeutics, Inc.1	991,339	9,462,331
Apellis
Pharmaceuticals,
Inc.1	185,782	6,431,773
CareDx, Inc.1	609,548	14,208,564
Epizyme, Inc.1	490,162	10,504,171
Global Blood
Therapeutics, Inc.1	193,709	12,389,627
Veracyte, Inc.1	601,614	14,853,850
		80,920,563

9 INVESCO OPPENHEIMER DISCOVERY FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care Equipment & Supplies—10.4%
CryoPort, Inc.1	652,611	$10,898,604
Haemonetics Corp.1	255,073	27,632,058
Insulet Corp.1	338,259	64,259,062
iRhythm
Technologies, Inc.1	260,733	22,675,949
Masimo Corp.1	335,160	54,741,683
Novocure Ltd.1	284,014	20,662,019
Penumbra, Inc.1	117,849	19,546,435
Quidel Corp.1	178,936	13,821,017
Silk Road Medical,
Inc.1	252,152	10,048,257
Tandem Diabetes
Care, Inc.1	387,420	28,924,777
		273,209,861

Health Care Providers & Services—3.2%
1Life Healthcare,
Inc.1	349,046	7,546,374
Addus HomeCare
Corp.1	252,071	19,225,455
Amedisys, Inc.1	208,953	36,359,912
HealthEquity, Inc.1	291,372	20,684,498
		83,816,239

Health Care Technology—3.7%
Inspire Medical
Systems, Inc.1	382,835	32,874,042
Omnicell, Inc.1	230,124	18,748,202
Phreesia, Inc.1	388,984	12,074,063
Teladoc Health, Inc.1	276,172	34,510,453
		98,206,760

Life Sciences Tools & Services—5.6%
10X Genomics, Inc.,
Cl. A1	87,762	6,994,631
Bio-Techne Corp.	103,675	19,583,171
Medpace Holdings,
Inc.1	271,108	24,383,454
NeoGenomics, Inc.1	546,090	15,470,730
PRA Health
Sciences, Inc.1	288,292	27,157,106
Repligen Corp.1	633,130	54,195,928
		147,785,020

Industrials—15.8%
Aerospace & Defense—3.4%
Aerojet Rocketdyne
Holdings, Inc.1	764,374	37,668,351
Mercury Systems,
Inc.1	720,431	52,922,861
		90,591,212
	Shares	Value
Building Products—2.0%
Advanced Drainage
Systems, Inc.	537,969 $	22,519,382
Trex Co., Inc.1	321,516	30,753,006
		53,272,388

Commercial Services & Supplies—2.8%
Casella Waste
Systems, Inc., Cl. A1	995,246	48,219,668
Clean Harbors, Inc.1	367,444	25,544,707
		73,764,375

Electrical Equipment—0.8%
Generac Holdings,
Inc.1	207,696	21,390,611

Machinery—5.6%
Chart Industries,
Inc.1	372,715	21,214,938
Colfax Corp.1	200,583	6,713,513
Federal Signal Corp.	607,484	17,617,036
ITT, Inc.	396,609	23,856,031
Kornit Digital Ltd.1	805,861	32,113,561
RBC Bearings, Inc.1	186,173	31,870,956
SPX Corp.1	351,701	14,746,823
		148,132,858

Road & Rail—0.5%
Saia, Inc.1	137,778	12,029,397

Trading Companies & Distributors—0.7%
SiteOne Landscape
Supply, Inc.1	171,644	17,035,667

Information Technology—23.0%
Electronic Equipment, Instruments, &
Components—0.7%
Novanta, Inc.1	216,361	19,301,565

IT Services—4.3%
Euronet Worldwide,
Inc.1	173,979	21,580,355
KBR, Inc.	636,977	16,535,923
ManTech
International Corp.,
Cl. A	414,056	31,012,795
MongoDB, Inc.,
Cl. A1	287,452	43,836,430
		112,965,503

Semiconductors & Semiconductor
Equipment—5.2%
Entegris, Inc.	428,847	22,866,122

10 INVESCO OPPENHEIMER DISCOVERY FUND

	Shares	Value
Semiconductors & Semiconductor Equipment
(Continued)
Lattice
Semiconductor
Corp.1	1,820,200	$32,672,590
MKS Instruments,
Inc.	294,074	29,463,274
Monolithic Power
Systems, Inc.	323,275	51,284,346
		136,286,332

Software—12.8%
Alteryx, Inc., Cl. A1	305,892	42,708,641
Anaplan, Inc.1	654,762	29,425,004
Avalara, Inc.1	299,119	25,350,335
Coupa Software,
Inc.1	348,227	52,146,993
Globant SA1	164,360	18,574,324
HubSpot, Inc.1	171,488	30,773,522
Paylocity Holding
Corp.1	314,094	40,681,455
Q2 Holdings, Inc.1	443,017	33,390,191
Rapid7, Inc.1	292,459	13,540,852
Trade Desk, Inc.
(The), Cl. A1	176,053	50,571,224
		337,162,541
	Shares	Value
Materials—1.5%
Chemicals—0.5%
Innospec, Inc.	142,624	$12,342,681

Construction Materials—0.5%
Summit Materials,
Inc., Cl. A1	634,310	12,394,418

Containers & Packaging—0.5%
Graphic Packaging
Holding Co.	1,029,856	13,923,653
Total Common Stocks
(Cost $1,865,019,846)		2,546,143,114

Investment Company—3.0%

Invesco Government

& Agency Portfolio,
Institutional Class,
1.50%2 (Cost
$79,813,764)	79,813,764	79,813,764

Total
Investments,
at Value (Cost
$1,944,833,610)	99.7%	2,625,956,878
Net Other Assets
(Liabilities)	0.3	8,574,440
Net Assets	100.0%	$2,634,531,318

Footnotes to Schedule of Investments

1.Non-income producing security.

2.The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the

7-day SEC standardized yield as of February 29, 2020.

See accompanying Notes to Financial Statements.

11 INVESCO OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES February 29, 2020 Unaudited

Assets
Investments, at value—see accompanying schedule of investments:
Unaffiliated companies (cost $1,865,019,846)	$2,546,143,114
Affiliated companies (cost $79,813,764)	79,813,764
2,625,956,878
Cash	1,000,000
Receivables and other assets:
Investments sold	30,141,810
Shares of beneficial interest sold	5,514,728
Dividends	440,670
Other	240,330
Total assets	2,663,294,416

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	13,237,076
Investments purchased	13,027,849
Transfer and shareholder servicing agent fees	1,325,102
Shareholder communications	396,228
Distribution and service plan fees	360,732
Trustees' compensation	269,899
Advisory fees	88,710
Administration fees	2,113
Other	55,389
Total liabilities	28,763,098

Net Assets	$2,634,531,318

Composition of Net Assets
Shares of beneficial interest	$1,856,822,580
Total distributable earnings	777,708,738
Net Assets	$2,634,531,318

12 INVESCO OPPENHEIMER DISCOVERY FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,367,236,366 and
17,199,753 shares of beneficial interest outstanding)	$79.49
Maximum offering price per share (net asset value plus sales charge of 5.50% of offering price)	$84.12

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $67,245,491 and 1,329,645 shares of
beneficial interest outstanding)	$50.57

Class R Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$48,065,244 and 669,851 shares of beneficial interest outstanding)	$71.76

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$889,111,489 and 9,601,524 shares of beneficial interest outstanding)	$92.60

Class R5 Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$13,812,552 and 173,244 shares of beneficial interest outstanding)	$79.73

Class R6 Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$249,060,176 and 2,630,192 shares of beneficial interest outstanding)	$94.69

See accompanying Notes to Financial Statements.

13 INVESCO OPPENHEIMER DISCOVERY FUND

STATEMENT OF

OPERATIONS For the Six Months Ended February 29, 2020 Unaudited

Investment Income
Dividends:
Unaffiliated companies	$4,045,792
Affiliated companies	350,017

Interest	85

Total investment income	4,395,894

Expenses
Advisory fees	8,183,972
Administration fees	194,969
Distribution and service plan fees:
Class A	1,650,590
Class C	362,200
Class R	128,595
Transfer and shareholder servicing agent fees:
Class A	1,396,028
Class C	71,924
Class R	51,079
Class Y	891,013
Class R5	3,559
Class R6	10,526
Shareholder communications:
Class A	106,148
Class C	5,736
Class R	3,986
Class Y	66,225
Class R5	125
Class R6	19,927
Trustees' compensation	30,024
Custodian fees and expenses	6,771
Other	87,229
Total expenses	13,270,626
Less waivers and reimbursement of expenses	(46,442)
Net expenses	13,224,184

Net Investment Loss	(8,828,290)

Realized and Unrealized Gain (Loss)
Net realized gain on investment transactions in unaffiliated companies (includes net gains
(losses) from securities sold to affiliates of $(463,682))	136,717,843
Net change in unrealized appreciation/(depreciation) on:
Investment transactions in:
Unaffiliated companies	(110,594,148)
Affiliated companies	(652)
Net change in unrealized appreciation/(depreciation)	(110,594,800)

Net Increase in Net Assets Resulting from Operations	$17,294,753

See accompanying Notes to Financial Statements.

14 INVESCO OPPENHEIMER DISCOVERY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Eleven Months
	February 29, 2020	Ended	Year Ended
	(Unaudited)	August 31, 2019 September 30, 2018
Operations
Net investment loss	$(8,828,290)	$(14,431,651)	$(16,913,356)

Net realized gain (loss)	136,717,843	146,099,558	388,319,330

Net change in unrealized appreciation/(depreciation)	(110,594,800)	(24,323,044)	255,222,433
Net increase in net assets resulting from operations	17,294,753	107,344,863	626,628,407

Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable
earnings:
Class A	(86,045,874)	(179,388,791)	(140,360,259)
Class B	—	—	(744,703)
Class C	(6,641,255)	(27,366,801)	(21,255,871)
Class R	(3,469,513)	(7,472,621)	(5,925,983)
Class Y	(48,063,048)	(87,711,278)	(55,450,431)
Class R5	(859,621)	—	—
Class R6	(12,807,773)	(27,886,666)	(16,852,427)
Total distributions from distributable earnings
	(157,887,084)	(329,826,157)	(240,589,674)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A	12,341,442	115,239,397	21,856,796
Class B	—	—	(7,076,245)
Class C	(4,342,428)	(55,069,706)	2,015,272
Class R	(2,504,325)	4,308,971	(1,304,448)
Class Y	48,234,308	142,156,860	159,246,749
Class R5	14,066,418	10,497	—
Class R6	(8,734,177)	28,790,000	65,963,804
Total beneficial interest transactions
	59,061,238	235,436,019	240,701,928

Net Assets
Total increase (decrease)	(81,531,093)	12,954,725	626,740,661

Beginning of period	2,716,062,411	2,703,107,686	2,076,367,025
End of period	$2,634,531,318	$2,716,062,411	$2,703,107,686

See accompanying Notes to Financial Statements.

15 INVESCO OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS

Class A

Six Months	Eleven
Ended	Months
February	Ended Year Ended Year Ended Year Ended Year Ended Year Ended
29, 2020	August 31,	September	September September		September	September
(Unaudited)	2019	30, 2018	30, 2017	30, 2016	30, 2015	30, 2014
Per Share Operating Data
Net asset value, beginning of
period	$84.02	$94.78	$81.76	$71.38	$71.30	$72.35	$79.80
Income (loss) from investment
operations:
Net investment loss1	(0.31)	(0.50)	(0.65)	(0.53)	(0.51)	(0.49)2	(0.66)
Net realized and unrealized
gain (loss)	1.01	1.69	23.33	13.84	5.23	6.45	(0.80)
Total from investment
operations	0.70	1.19	22.68	13.31	4.72	5.96	(1.46)
Dividends and/or distributions
to shareholders:
Distributions from net realized
gain	(5.23)	(11.95)	(9.66)	(2.93)	(4.64)	(7.01)	(5.99)
Net asset value, end of period	$79.49	$84.02	$94.78	$81.76	$71.38	$71.30	$72.35

Total Return, at Net Asset
Value3	0.67%	4.57%	30.77%	19.44%4	6.81%4	8.43%	(2.21)%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$1,367,236	$1,432,064	$1,442,859	$1,208,643	$1,202,463	$1,244,242	$1,258,537
Average net assets (in
thousands)	$1,413,230	$1,297,109	$1,319,450	$1,173,288	$1,182,925	$1,334,300	$1,469,328
Ratios to average net assets:5
Net investment loss	(0.75)%	(0.70)%	(0.76)%	(0.72)%	(0.76)%	(0.66)%2	(0.87)%
Expenses excluding specific
expenses listed below	1.08%	1.08%	1.07%	1.11%	1.11%	1.10%	1.12%
Interest and fees from
borrowings	0.00%	0.00%6	0.00%6	0.00%6	0.00%6	0.00%6	0.00%
Total expenses7	1.08%	1.08%	1.07%	1.11%	1.11%	1.10%	1.12%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian
expenses	1.08%8	1.08%8	1.07%8	1.10%	1.11%8	1.10%8	1.12%8
Portfolio turnover rate9	33%	83%	91%	107%	89%	88%	87%

16 INVESCO OPPENHEIMER DISCOVERY FUND

1.Calculated based on the average shares outstanding during the period.

2.Net investment loss per share and the net investment loss ratio include $0.10 and 0.13%, respectively, resulting from a special dividend from HSN, Inc. in February 2015.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.The return does not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5.Annualized for periods less than one full year.

6.Less than 0.005%.

7.Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 29, 2019	1.08%
Eleven Months Ended August 31, 2019	1.08%
Year Ended September 30, 2018	1.07%
Year Ended September 30, 2017	1.11%
Year Ended September 30, 2016	1.11%
Year Ended September 30, 2015	1.10%
Year Ended September 30, 2014	1.12%

8.Waiver was less than 0.005%.

9.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

17 INVESCO OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS Continued

Class C

Six Months	Eleven
Ended	Months
February	Ended Year Ended Year Ended Year Ended Year Ended Year Ended
29, 2020	August 31,	September	September September		September	September
(Unaudited)	2019	30, 2018	30, 2017	30, 2016	30, 2015	30, 2014
Per Share Operating Data
Net asset value, beginning of
period	$55.50	$67.90	$61.61	$54.91	$56.27	$58.89	$66.50
Income (loss) from investment
operations:
Net investment loss1	(0.41)	(0.70)	(0.94)	(0.83)	(0.79)	(0.84)2	(1.02)
Net realized and unrealized
gain (loss)	0.71	0.25	16.89	10.46	4.07	5.23	(0.60)
Total from investment
operations	0.30	(0.45)	15.95	9.63	3.28	4.39	(1.62)
Dividends and/or distributions
to shareholders:
Distributions from net realized
gain	(5.23)	(11.95)	(9.66)	(2.93)	(4.64)	(7.01)	(5.99)
Net asset value, end of period	$50.57	$55.50	$67.90	$61.61	$54.91	$56.27	$58.89

Total Return, at Net Asset
Value3	0.27%	3.84%	29.78%	18.52%4	6.02%4	7.62%	(2.94)%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$67,245	$78,075	$159,027	$139,622	$141,939	$156,114	$163,675
Average net assets (in
thousands)	$72,664	$125,025	$148,239	$136,955	$144,380	$169,437	$187,330
Ratios to average net assets:5
Net investment loss	(1.52)%	(1.47)%	(1.52)%	(1.48)%	(1.52)%	(1.41)%2	(1.62)%
Expenses excluding specific
expenses listed below	1.85%	1.84%	1.83%	1.86%	1.87%	1.86%	1.88%
Interest and fees from
borrowings	0.00%	0.00%6	0.00%6	0.00%6	0.00%6	0.00%6	0.00%
Total expenses7	1.85%	1.84%	1.83%	1.86%	1.87%	1.86%	1.88%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian
expenses	1.84%	1.84%8	1.83%8	1.85%	1.87%8	1.86%8	1.88%8
Portfolio turnover rate9	33%	83%	91%	107%	89%	88%	87%

18 INVESCO OPPENHEIMER DISCOVERY FUND

1.Calculated based on the average shares outstanding during the period.

2.Net investment loss per share and the net investment loss ratio include $0.08 and 0.13%, respectively, resulting from a special dividend from HSN, Inc. in February 2015.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.The return does not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5.Annualized for periods less than one full year.

6.Less than 0.005%.

7.Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 29, 2020	1.85%
Eleven Months Ended August 31, 2019	1.84%
Year Ended September 30, 2018	1.83%
Year Ended September 30, 2017	1.86%
Year Ended September 30, 2016	1.87%
Year Ended September 30, 2015	1.86%
Year Ended September 30, 2014	1.88%

8.Waiver was less than 0.005%.

9.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

19 INVESCO OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS Continued

Class R

Six Months	Eleven
Ended	Months
February	Ended Year Ended Year Ended Year Ended Year Ended Year Ended
29, 2020	August 31,	September	September September		September	September
(Unaudited)	2019	30, 2018	30, 2017	30, 2016	30, 2015	30, 2014
Per Share Operating Data
Net asset value, beginning of
period	$76.43	$87.70	$76.52	$67.17	$67.52	$69.02	$76.59
Income (loss) from investment
operations:
Net investment loss1	(0.38)	(0.62)	(0.81)	(0.68)	(0.65)	(0.65)2	(0.83)
Net realized and unrealized
gain (loss)	0.94	1.30	21.65	12.96	4.94	6.16	(0.75)
Total from investment
operations	0.56	0.68	20.84	12.28	4.29	5.51	(1.58)
Dividends and/or distributions
to shareholders:
Distributions from net realized
gain	(5.23)	(11.95)	(9.66)	(2.93)	(4.64)	(7.01)	(5.99)
Net asset value, end of period	$71.76	$76.43	$87.70	$76.52	$67.17	$67.52	$69.02

Total Return, at Net Asset
Value3	0.54%	4.32%	30.43%	19.11%4	6.56%4	8.13%	(2.45)%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$48,065	$53,737	$54,734	$48,470	$51,465	$52,500	$55,092
Average net assets (in
thousands)	$51,623	$49,521	$51,151	$48,973	$49,740	$56,234	$62,176
Ratios to average net assets:5
Net investment loss	(1.01)%	(0.96)%	(1.02)%	(0.98)%	(1.02)%	(0.91)%2	(1.14)%
Expenses excluding specific
expenses listed below	1.34%	1.33%	1.33%	1.37%	1.37%	1.36%	1.39%
Interest and fees from
borrowings	0.00%	0.00%6	0.00%6	0.00%6	0.00%6	0.00%6	0.00%
Total expenses7	1.34%	1.33%	1.33%	1.37%	1.37%	1.36%	1.39%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian
expenses	1.33%	1.33%8	1.33%8	1.36%	1.37%8	1.36%8	1.39%8
Portfolio turnover rate9	33%	83%	91%	107%	89%	88%	87%

20 INVESCO OPPENHEIMER DISCOVERY FUND

1.Calculated based on the average shares outstanding during the period.

2.Net investment loss per share and the net investment loss ratio include $0.10 and 0.13%, respectively, resulting from a special dividend from HSN, Inc. in February 2015.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.The return does not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5.Annualized for periods less than one full year.

6.Less than 0.005%.

7.Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 29, 2020	1.34%
Eleven Months Ended August 31, 2019	1.33%
Year Ended September 30, 2018	1.33%
Year Ended September 30, 2017	1.37%
Year Ended September 30, 2016	1.37%
Year Ended September 30, 2015	1.36%
Year Ended September 30, 2014	1.39%

8.Waiver was less than 0.005%.

9.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

21 INVESCO OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS Continued

Class Y

Six Months	Eleven
Ended	Months
February	Ended Year Ended Year Ended Year Ended Year Ended Year Ended
29, 2020	August 31,	September	September September		September	September
(Unaudited)	2019	30, 2018	30, 2017	30, 2016	30, 2015	30, 2014
Per Share Operating Data
Net asset value, beginning of
period	$96.93	$106.92	$90.84	$78.81	$78.08	$78.42	$85.80
Income (loss) from investment
operations:
Net investment loss1	(0.25)	(0.38)	(0.51)	(0.39)	(0.39)	(0.35)2	(0.50)
Net realized and unrealized
gain (loss)	1.15	2.34	26.25	15.35	5.76	7.02	(0.89)
Total from investment
operations	0.90	1.96	25.74	14.96	5.37	6.67	(1.39)
Dividends and/or distributions
to shareholders:
Distributions from net realized
gain	(5.23)	(11.95)	(9.66)	(2.93)	(4.64)	(7.01)	(5.99)
Net asset value, end of period	$92.60	$96.93	$106.92	$90.84	$78.81	$78.08	$78.42

Total Return, at Net Asset
Value3	0.79%	4.80%	31.07%	19.70%4	7.08%4	8.69%	(1.96)%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$889,111	$882,530	$791,784	$518,827	$433,404	$454,040	$438,275
Average net assets (in
thousands)	$903,187	$764,724	$629,608	$453,060	$427,985	$449,539	$467,755
Ratios to average net assets:5
Net investment loss	(0.51)%	(0.47)%	(0.53)%	(0.48)%	(0.52)%	(0.42)%2	(0.61)%
Expenses excluding specific
expenses listed below	0.84%	0.84%	0.84%	0.87%	0.87%	0.86%	0.87%
Interest and fees from
borrowings	0.00%	0.00%6	0.00%6	0.00%6	0.00%6	0.00%6	0.00%
Total expenses7	0.84%	0.84%	0.84%	0.87%	0.87%	0.86%	0.87%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian
expenses	0.84%8	0.84%8	0.84%8	0.86%	0.87%8	0.86%8	0.87%8
Portfolio turnover rate9	33%	83%	91%	107%	89%	88%	87%

22 INVESCO OPPENHEIMER DISCOVERY FUND

1.Calculated based on the average shares outstanding during the period.

2.Net investment loss per share and the net investment loss ratio include $0.11 and 0.13%, respectively, resulting from a special dividend from HSN, Inc. in February 2015.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.The return does not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5.Annualized for periods less than one full year.

6.Less than 0.005%.

7.Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 29, 2020	0.84%
Eleven Months Ended August 31, 2019	0.84%
Year Ended September 30, 2018	0.84%
Year Ended September 30, 2017	0.87%
Year Ended September 30, 2016	0.87%
Year Ended September 30, 2015	0.86%
Year Ended September 30, 2014	0.87%

8.Waiver was less than 0.005%.

9.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

23 INVESCO OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended	Period
	February	Ended
Class R5	29, 2020	August 31,
	(Unaudited)	20191
Per Share Operating Data
Net asset value, beginning of period	$84.11	$77.56
Income (loss) from investment operations:
Net investment loss2	(0.15)	(0.08)
Net realized and unrealized gain	1.00	6.63
Total from investment operations	0.85	6.55
Dividends and/or distributions to shareholders:
Distributions from net realized gain	(5.23)	0.00
Net asset value, end of period	$79.73	$84.11

Total Return, at Net Asset Value3	0.84%	8.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,813	$11
Average net assets (in thousands)	$12,327	$11
Ratios to average net assets:4
Net investment loss	(0.36)%	(0.34)%
Expenses excluding specific expenses listed below	0.69%	0.71%
Interest and fees from borrowings	0.00%	0.00%
Total expenses5	0.69%	0.71%
Expenses after payments, waivers and/or reimbursements and reduction to custodian
expenses	0.69%6	0.71%
Portfolio turnover rate7	33%	83%

1.For the period from after the close of business on May 24, 2019 (inception of offering) to August 31, 2019.

2.Calculated based on the average shares outstanding during the period.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.Annualized for periods less than one full year.

5.Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 29, 2020	0.69%
Period Ended August 31, 2019	0.71%

6.Waiver was less than 0.005%.

7.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

24 INVESCO OPPENHEIMER DISCOVERY FUND

Class R6

Six Months	Eleven
Ended	Months
February	Ended Year Ended Year Ended Year Ended Year Ended Year Ended
29, 2020	August 31,	September	September September		September	September
(Unaudited)	2019	30, 2018	30, 2017	30, 2016	30, 2015	30, 2014
Per Share Operating Data
Net asset value, beginning of
period	$98.92	$108.66	$92.03	$79.66	$78.73	$78.88	$86.11
Income (loss) from investment
operations:
Net investment loss1	(0.16)	(0.25)	(0.35)	(0.25)	(0.24)	(0.19)2	(0.34)
Net realized and unrealized
gain (loss)	1.16	2.46	26.64	15.55	5.81	7.05	(0.90)
Total from investment
operations	1.00	2.21	26.29	15.30	5.57	6.86	(1.24)
Dividends and/or distributions
to shareholders:
Distributions from net realized
gain	(5.23)	(11.95)	(9.66)	(2.93)	(4.64)	(7.01)	(5.99)
Net asset value, end of period	$94.69	$98.92	$108.66	$92.03	$79.66	$78.73	$78.88

Total Return, at Net Asset
Value3	0.87%	4.96%	31.29%	19.92%4	7.28%4	8.88%	(1.75)%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$249,060	$269,645	$254,704	$153,563	$91,907	$76,083	$51,668
Average net assets (in
thousands)	$253,242	$243,024	$193,907	$123,543	$81,211	$70,840	$51,768
Ratios to average net assets:5
Net investment loss	(0.33)%	(0.30)%	(0.36)%	(0.30)%	(0.33)%	(0.23)%2	(0.41)%
Expenses excluding specific
expenses listed below	0.65%	0.67%	0.67%	0.68%	0.68%	0.67%	0.67%
Interest and fees from
borrowings	0.00%	0.00%6	0.00%6	0.00%6	0.00%6	0.00%6	0.00%
Total expenses7	0.65%	0.67%	0.67%	0.68%	0.68%	0.67%	0.67%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian
expenses	0.65%8	0.67%	0.67%8	0.68%8	0.68%8	0.67%8	0.67%8
Portfolio turnover rate9	33%	83%	91%	107%	89%	88%	87%

25 INVESCO OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS Continued

1.Calculated based on the average shares outstanding during the period.

2.Net investment loss per share and the net investment loss ratio include $0.11 and 0.20%, respectively, resulting from a special dividend from HSN, Inc. in February 2015.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.The return does not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5.Annualized for periods less than one full year.

6.Less than 0.005%.

7.Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 29, 2020	0.65%
Eleven Months Ended August 31, 2019	0.67%
Year Ended September 30, 2018	0.67%
Year Ended September 30, 2017	0.68%
Year Ended September 30, 2016	0.68%
Year Ended September 30, 2015	0.67%
Year Ended September 30, 2014	0.67%

8.Waiver was less than 0.005%.

9.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

26 INVESCO OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS February 29, 2020 Unaudited

Note 1 – Significant Accounting Policies

Invesco Oppenheimer Discovery Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

The Fund's investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are

27 INVESCO OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's

28 INVESCO OPPENHEIMER DISCOVERY FUND

officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where

29 INVESCO OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.

D. Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America ("GAAP"), are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser.

The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made to shareholders prior to the Fund's fiscal year end may ultimately be categorized as a tax return of capital.

E. Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. Accounting Estimates - The financial statements are prepared on a basis in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a

30 INVESCO OPPENHEIMER DISCOVERY FUND

significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H. Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

Note 2 – Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Fee Schedule*

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $700 million	0.60
Next $3.5 billion	0.58
Over $5 billion	0.55

*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 29, 2020, the effective advisory fee rate incurred by the Fund was 0.61%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/ or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items

31 INVESCO OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.08%, 1.84%, 1.33%, 0.84%, 0.73% and 0.68%, respectively, of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $20,187 and reimbursed fund expenses of $1,853, $3,820, and $20,582 for Class C, Class R and Class Y, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby Citibank, N.A. serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plan"). The Fund, pursuant to the Class A Plan, reimbursed IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net

32 INVESCO OPPENHEIMER DISCOVERY FUND

assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. For the six months ended February 29, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $39,697 in front-end sales commissions from the sale of Class A shares and $357 and $850 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Note 3 – Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities

33 INVESCO OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 4 - Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures for the period September 1, 2019 to February 29, 2020, the Fund engaged in transactions with affiliates as listed: Securities sales of $2,107,368, which resulted in net realized gains (losses) of $(463,682).

Note 5 – Trustee and Officer Fees and Benefits

The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund's projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$12,066
Payments Made to Retired Trustees	—
Accumulated Liability as of February 29, 2020	122,220

Certain trustees have executed Deferred Compensation Agreement(s) pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan(s), deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees' fees

34 INVESCO OPPENHEIMER DISCOVERY FUND

under the plan(s) will not affect the net assets of the Fund and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Deferred Compensation Agreement(s).

Note 6 – Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with JPMorgan Chase Bank, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Note 7 – Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2019.

Note 8 – Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $866,421,890 and $980,695,702, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$740,539,108
Aggregate unrealized (depreciation) of investments	(59,415,840)
Net unrealized appreciation of investments	$681,123,268

Cost of investments for tax purposes is $1,944,833,610.

35 INVESCO OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Note 9 – Share Information

Transactions in shares of beneficial interest were as follows:

	Six Months Ended February		Eleven Months Ended		Year Ended September 30,
		29, 20201	August 31, 20192			2018
	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Sold	575,147	$48,475,527	1,476,972	$117,130,009	849,742	$72,180,230
Automatic
Conversion
Class C
to Class A
Shares	48,391	3,966,679	—	—	—	—
Dividends
and/or
distributions
reinvested	1,035,044	84,609,587	2,643,860	175,869,552	1,819,991	137,409,312
Redeemed	(1,502,584)	(124,710,351)	(2,301,009)	(177,760,164)	(2,229,176)	(187,732,746)
Net increase	155,998	$12,341,442	1,819,823	$115,239,397	440,557	$21,856,796
(decrease)

Class B
Sold	—	$—	—	$—	344	$20,579
Dividends
and/or
distributions
reinvested	—	—	—	—	14,290	743,792
Redeemed3	—	—	—	—	(136,690)	(7,840,616)
Net increase	— $	—	— $	—	(122,056)	$(7,076,245)
(decrease)

Class C
Sold	72,514	$3,915,225	210,389	$10,535,363	186,599	$11,533,313
Dividends
and/or
distributions
reinvested	125,866	6,555,108	611,268	27,005,837	384,584	20,929,050
Automatic
Conversion	(74,014)	(3,966,679)	—	—	—	—
Class C
to Class A
Shares
Redeemed	(201,507)	(10,846,082)	(1,757,108)	(92,610,906)	(495,236)	(30,447,091)
Net increase	(77,141)	$(4,342,428)	(935,451)	$(55,069,706)	75,947	$2,015,272
(decrease)

36 INVESCO OPPENHEIMER DISCOVERY FUND

	Six Months Ended February		Eleven Months Ended		Year Ended September 30,
		29, 20201	August 31, 20192			2018
	Shares	Amount	Shares	Amount	Shares	Amount
Class R
Sold	52,095	$3,948,193	134,747	$9,594,804	91,822	$7,216,024
Dividends
and/or
distributions
reinvested	46,806	3,455,194	120,611	7,312,628	82,351	5,765,394
Redeemed	(132,114)	(9,907,712)	(176,401)	(12,598,461)	(183,467)	(14,285,866)
Net increase	(33,213)	$(2,504,325)	78,957	$4,308,971	(9,294)	$(1,304,448)
(decrease)

Class Y
Sold	1,771,472	$171,021,026	4,076,290	$361,589,572	3,300,856	$319,180,547
Dividends
and/or
distributions
reinvested	498,482	47,440,533	1,124,201	86,125,039	640,584	54,456,069
Redeemed	(1,772,777)	(170,227,251)	(3,501,865)	(305,557,751)	(2,246,955)	(214,389,867)
Net increase	497,177	$48,234,308	1,698,626	$142,156,860	1,694,485	$159,246,749
(decrease)

Class R54
Sold	180,177	$14,671,592	135	$10,497	—	$—
Dividends
and/or
distributions
reinvested	10,485	858,946	—	—	—	—
Redeemed	(17,553)	(1,464,120)	—	—	—	—
Net increase	173,109	$14,066,418	135	$10,497	—	$—
(decrease)

Class R6
Sold	318,510	$31,608,317	597,631	$53,150,583	897,349	$89,781,306
Dividends
and/or
distributions
reinvested	131,504	12,794,058	357,109	27,886,666	195,322	16,852,427
Redeemed	(545,709)	(53,136,552)	(572,925)	(52,247,249)	(417,164)	(40,669,929)
Net increase	(95,695)	$(8,734,177)	381,815	$28,790,000	675,507	$65,963,804
(decrease)

1.There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 18% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

2.There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

3.All outstanding Class B shares converted to Class A shares on June 1, 2018.

37 INVESCO OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4.Commencement date after the close of business on May 24, 2019.

Note 10 - Subsequent Event

During the first quarter of 2020, the World Health Organization declared the Coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Act is a $2 trillion stimulus package to help individuals, businesses and hospitals in response to the economic distress caused by the COVID-19 crisis. The Adviser is assessing the components of the Act and the impacts to the Fund should be immaterial.

38 INVESCO OPPENHEIMER DISCOVERY FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES; UPDATES TO SCHEDULE OF INVESTMENTS Unaudited

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

39 INVESCO OPPENHEIMER DISCOVERY FUND

INVESCO'S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the "Website"). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as "we" or "Invesco" in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

1NTD

40 INVESCO OPPENHEIMER DISCOVERY FUND

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services ("Providers"). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The "Help" section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

41 INVESCO OPPENHEIMER DISCOVERY FUND

INVESCO'S PRIVACY NOTICE Continued

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children's Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE Atlanta, GA 30309 By phone:

(404)439-3236 By fax:

(404)962-8288 By email: Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

42 INVESCO OPPENHEIMER DISCOVERY FUND

•Request that we amend, rectify, delete or update the personal data we hold about you;

•Where possible (e.g. in relation to marketing) amend or update your choices around processing;

•Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

43 INVESCO OPPENHEIMER DISCOVERY FUND

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Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

￿Fund reports and prospectuses

￿Quarterly statements

￿Daily conﬁrmations

￿Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-DIS-SAR-1 04272020

Shareholder Report for the

Six Months Ended 2/29/2020

Invesco

Oppenheimer

Master Loan Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco. com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund's name was Oppenheimer Master Loan Fund, LLC. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together, "OppenheimerFunds"). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit invesco.com for more information or call Invesco's Client Services team at 800-959-4246.

Top Holdings and Allocations	5
Fund Expenses	6
Schedule of Investments	8
Statement of Assets and Liabilities	26
Statement of Operations	27
Statement of Changes in Net Assets	28
Financial Highlights	29
Notes to Financial Statements	31
Portfolio Proxy Voting Policies and Guidelines; Updates to
Schedule of Investments	44
Invesco's Privacy Notice	45
AVERAGE ANNUAL TOTAL RETURNS AT 2/29/20

	Invesco Oppenheimer	J.P. Morgan Leveraged	Credit Suisse
	Master	Loan Index	Leveraged Loan Index
	Loan Fund

6-Month	-3.39%	1.31%	1.26%
1-Year	-4.99	3.44	3.25
5-Year	2.59	4.22	4.02
10-Year	4.63	4.99	4.87

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price and reinvested distributions. Returns for periods of less than one year are cumulative and not annualized. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from those of the predecessor fund because they have different expenses. Returns do not consider capital gains or income taxes on an individual's investment. See Fund prospectus and summary prospectus for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com

3 INVESCO OPPENHEIMER MASTER LOAN FUND

The Fund's performance is compared to the performance of the J.P. Morgan Leveraged Loan Index and the Credit Suisse Leveraged Loan Index. The J.P. Morgan Leveraged Loan Index tracks the performance of U.S. dollar denominated senior floating rate bank loans. The Credit Suisse Leveraged Loan Index is a composite index of U.S. dollar denominated senior loan returns representing an unleveraged investment in senior loans that is broadly based across the spectrum of senior floating rate loans and includes reinvestment of income (to represent real assets). The Indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments comprising the index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund's performance and does not predict or depict performance of the Fund. The Fund's performance reflects the effects of the Fund's business and operating expenses.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

4 INVESCO OPPENHEIMER MASTER LOAN FUND

Top Holdings and Allocations

TOP TEN CORPORATE LOAN INDUSTRIES

Diversified Telecommunication	8.1%
Services

Media	7.9
Hotels, Restaurants & Leisure	6.8
IT Services	5.7
Capital Markets	5.6
Oil, Gas & Consumable Fuels	5.2
Diversified Financial Services	4.3
Health Care Providers &	3.7
Services

Software	3.1
Insurance	2.8

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of February 29, 2020, and are based on total market value of investments.

NRSRO
ONLY
CREDIT RATING BREAKDOWN	TOTAL
BBB	1.8%
BB	36.1
B	32.4
CCC	4.9
CC	0.1
D	1.5
Unrated	23.2

The percentages above are based on the market value of the Fund's securities as of February 29, 2020 and are subject to change. Except for securities labeled "Unrated," all securities have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"), such as Standard & Poor's ("S&P"). For securities rated only by an NRSRO other than S&P, Invesco Advisers, Inc. (the "Adviser") converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. For securities not rated by an NRSRO, the Adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the Adviser's credit analysis process is consistent or comparable with any NRSRO's process were that NRSRO to rate the same security. Fund assets invested in Invesco Government & Agency Portfolio are assigned that fund's S&P rating, which is currently AAA. For the purposes of this table, "investment-grade" securities are securities rated within the NRSROs' four highest rating categories (AAA, AA, A and BBB). Unrated securities do not necessarily indicate low credit quality and may or may not be the equivalent of investment-grade. Please consult the Fund's prospectus and Statement of Additional Information for further information.

For more current Fund holdings, please visit invesco.com.

5 INVESCO OPPENHEIMER MASTER LOAN FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2020.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During 6 Months Ended February 29, 2020" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6 INVESCO OPPENHEIMER MASTER LOAN FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	September 1, 2019	February 29, 2020	February 29, 2020
Class R6	$ 1,000.00	$ 966.10	$3.28
Hypothetical
(5% return before expenses)
Class R6	1,000.00	1,021.53	3.37

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated funds, based on the

6-month period ended February 29, 2020 is as follows:

Expense Ratio

0.67%

The expense ratio reflects voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund's Adviser. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund's prospectus. The "Financial Highlights" table in the Fund's financial statements, included in this report, also shows the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

7 INVESCO OPPENHEIMER MASTER LOAN FUND

SCHEDULE OF INVESTMENTS February 29, 2020 Unaudited

	Principal Amount	Value
Corporate Loans—90.3%
Consumer Discretionary—21.5%
Auto Components—2.3%
Boing US Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.903%,[LIBOR4+325], 10/3/241,2	$607,790	$588,797
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.353%,[LIBOR4+300], 4/1/241,2	1,731,650	1,705,312
Panther BF Aggregator 2 LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.103%,[LIBOR12+350], 4/30/261,2	1,893,434	1,848,465
Superior Industries International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.603%,[LIBOR12+400],
5/22/241,2	1,400,273	1,337,260
Tenneco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.603%,[LIBOR4+275], 10/1/251,2	2,916,184	2,744,858
		8,224,692

Distributors—0.1%
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.603%,[LIBOR12+500], 9/25/241,2	427,586	410,482
Wastequip/Patriot Container Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 3/20/251,2,3	72,143	71,783
		482,265

Diversified Consumer Services—0.1%
Weight Watchers International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.72%,[LIBOR12+475],
11/29/241,2	406,085	406,424

Entertainment—1.2%
1232743 BC Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 2/7/271,2,3	703,545	659,574
CDS US Intermediate Holdings, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.695%,[LIBOR4+375],
7/8/221,2	369,610	341,890
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit
Facilities 1st Lien Exit Term Loan, 1.50% PIK Rate, 6.713%
Cash Rate, 8.221%, 3/24/241,2,4	879,108	910,980
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 2.50% PIK Rate, 7.713% Cash
Rate, 9.666%, 9/25/241,2,4	515,950	390,188
Metro-Goldwyn-Mayer, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.11%,[LIBOR4+250], 7/3/251,2	1,751,134	1,741,283
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.363%,[LIBOR4+275], 12/6/231,2	583,751	455,326
		4,499,241

Hotels, Restaurants & Leisure—6.8%
1011778 BC ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.353%,[LIBOR12+175], 11/19/261,2	382,666	376,926
8	INVESCO OPPENHEIMER MASTER LOAN FUND

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.103%,[LIBOR12+350],
5/30/251,2	$356,182	$262,912
Aramark Intermediate HoldCo Corp., U.S. Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B4, 1/15/271,2,3	73,386	73,065
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.395%,[LIBOR4+275],
12/23/241,2	4,758,707	4,615,946
CDS US Intermediate Holdings, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.695%,[LIBOR4+375],
7/8/221,2	467,459	432,399
Churchill Downs, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.61%,[LIBOR12+200], 12/27/241,2	841,497	839,394
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.853%,[LIBOR12+225], 4/18/241,2	1,854,548	1,837,940
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.938%-4.00%,[LIBOR4+225], 4/17/241,2	1,329,986	1,327,499
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 3.603%,[LIBOR12+200], 11/30/231,2	82,726	81,588
Froneri, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
3.853%,[LIBOR12+225], 1/29/271,2	938,211	925,507
Froneri, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
7.395%,[LIBOR12+575], 1/31/281,2	267,124	268,459
Gateway Casinos & Entertainment Ltd., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
4.945%,[LIBOR4+300], 12/1/231,2	584,898	573,200
GVC Holdings plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B2, 4.145%,[LIBOR4+275], 3/29/241,2	1,972,561	1,933,110
IRB Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.379%,[LIBOR12+275], 2/5/251,2	1,554,864	1,521,823
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.409%,[LIBOR12+175], 4/3/251,2	344,368	342,108
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 11.639%,[LIBOR12+1,000], 1/21/211,2	59,787	59,787
Scientific Games International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B5, 4.353%,[LIBOR6+275],
8/14/241,2	2,956,053	2,875,693
SeaWorld Parks & Entertainment, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B5, 4.603%,[LIBOR4+300],
4/1/241,2	391,765	378,543
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.445%,[LIBOR4+350], 7/10/251,2	1,697,402	1,696,867
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 1/30/271,2,3	2,081,899	2,041,125
Topgolf International, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.159%,[LIBOR12+550], 2/9/261,2	203,463	203,081
Town Sports International LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.103%,[LIBOR12+350],
11/15/201,2	1,926,453	1,615,813
9	INVESCO OPPENHEIMER MASTER LOAN FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Weight Watchers International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.72%,[LIBOR12+475],
11/29/241,2	$137,051	$137,166
Wyndham Hotels & Resorts, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 3.353%,[LIBOR4+200], 5/30/251,2	175,951	174,896
		24,594,847

Household Durables—0.2%
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.129%,[LIBOR4+350], 11/8/231,2	1,230,451	728,273

Internet & Catalog Retail—0.4%
Rodan & Fields LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.659%,[LIBOR12+400], 6/16/251,2	1,720,508	1,221,561
Sungard AS New Holdings III LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.50% PIK Rate, 5.668% Cash Rate,
7.341%, 11/3/221,2,4	235,072	133,403
		1,354,964

Leisure Products—0.5%
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.603%,[LIBOR12+500], 9/25/241,2	1,580,040	1,516,838
Callaway Golf Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.153%,[LIBOR12+450], 1/4/261,2	315,676	315,281
		1,832,119

Media—7.9%
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.103%,[LIBOR4+350], 9/27/241,2	818,959	806,163
Advantage Sales & Marketing Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 7/23/211,2,3	325,396	315,837
Advantage Sales & Marketing, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B2, 7/25/211,2,3	71,373	69,098
Cengage Learning, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6/7/231,2,3	396,583	368,080
Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 9.16%,[LIBOR12+750], 2/15/231,2	1,245,985	959,409
Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 9.50% PIK Rate, 2.660% Cash Rate,
6.404%,[LIBOR12+100], 8/15/231,2,4	1,336,386	514,509
Cogeco Communications USA II LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 3.603%,[LIBOR12+237.5],
1/3/251,2	1,093,062	1,076,666
iHeartCommunications, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5/1/261,2,3	1,848,613	1,820,883
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B4, 4.625%,[LIBOR12+300], 12/18/241,2	4,832,625	4,787,319
Iridium Satellite LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.353%,[LIBOR12+375], 11/4/261,2	130,171	130,293

10 INVESCO OPPENHEIMER MASTER LOAN FUND

	Principal Amount	Value
Media (Continued)
LUPR Loan Financing LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.659%,[LIBOR12+500], 10/15/261,2	$717,610	$723,588
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.659%,[LIBOR4+575], 8/13/211,2	2,370,793	2,377,052
NEP Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.853%,[LIBOR4+325], 10/20/251,2	1,834,652	1,718,463
Red Ventures LLC (New Imagitas, Inc.), Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B2, 4.113%,[LIBOR12+250],
11/8/241,2	1,102,542	1,085,315
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.16%,[LIBOR4+250], 9/30/261,2	657,297	647,438
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.88%,[LIBOR12+325], 8/24/261,2	1,950,563	1,792,080
Univision Communications, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche C5, 4.353%,[LIBOR12+275],
3/15/241,2	1,528,155	1,475,433
UPC Broadband Holding B.V., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 3.915%,[LIBOR12+225], 5/1/281,2	571,165	569,737
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.159%,[LIBOR12+250], 1/4/281,2	3,565,000	3,514,502
Ziggo Financing Partnership, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.159%,[LIBOR12+250], 4/30/281,2	4,151,104	4,036,948
		28,788,813

Specialty Retail—1.5%
AI Aqua Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.853%,[LIBOR12+325], 12/13/231,2	1,286,835	1,259,490
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.66%,[LIBOR12+400], 3/11/221,2	1,479,151	1,465,077
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.159%,[LIBOR4+350], 11/8/231,2	4,308,889	2,550,324
Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.655%,[LIBOR12+500], 4/16/261,2	246,013	239,617
Wand NewCo 3, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 2/5/261,2,3	51,191	50,359
		5,564,867

Textiles, Apparel & Luxury Goods—0.5%
International Textile Group, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.655%,[LIBOR4+500], 5/1/241,2	1,052,282	841,826
SIWF Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.853%,[LIBOR12+425], 6/15/251,2	808,148	798,046
		1,639,872

Consumer Staples—3.5%
Beverages—1.0%
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.353%-4.397%,[LIBOR12+275], 4/6/241,2	2,313,053	2,286,071
11	INVESCO OPPENHEIMER MASTER LOAN FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Beverages (Continued)
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 4.954%,[LIBOR4+325], 3/28/251,2	$1,267,200	$1,254,528
		3,540,599

Food & Staples Retailing—1.0%
CM Acquisition Co., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.945%,[LIBOR4+1,000], 7/26/231,2	932,649	886,791
Mastronardi Produce Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5/1/251,2,3	7,896	7,911
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 3.908%,[LIBOR12+225], 5/15/241,2	2,052,285	2,033,691
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 5.027%,[LIBOR4+325], 1/26/231,2	60,908	48,879
United Natural Foods, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.853%,[LIBOR12+425], 10/22/251,2	899,934	757,632
		3,734,904

Food Products—0.4%
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.291%,[LIBOR12+368.75], 5/23/251,2	1,544,250	1,519,643

Household Products—0.1%
Energizer Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.938%,[LIBOR12+225], 12/17/251,2	399,500	399,000

Personal Products—1.0%
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 3.921%,[LIBOR4+225], 4/7/251,2	1,904,950	1,866,879
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.113%,[LIBOR12+350], 9/7/231,2	2,423,308	1,645,826
		3,512,705

Energy—5.9%
Energy Equipment & Services—0.7%
Bison Midstream Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.639%,[LIBOR12+400],
5/21/251,2	318,498	266,344
Covia Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.874%,[LIBOR4+400], 6/1/251,2	531,114	401,788
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.353%,[LIBOR12+375], 10/2/231,2	239,177	236,635
McDermott International Inc., Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 10/23/201,2,3	342,114	340,404
McDermott Technology (Americas), Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 11.80%,[LIBOR4+1,000],
10/21/211,2	118,991	129,899
McDermott Technology (Americas), Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
6.945%,[LIBOR12+500], 5/9/251,2	658,921	388,971

12 INVESCO OPPENHEIMER MASTER LOAN FUND

	Principal Amount	Value
Energy Equipment & Services (Continued)
McDermott Technology (Americas), Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Delayed Draw,
11.90%,[LIBOR4+1,000], 10/21/211,2	$54,087	$59,045
McDermott Technology (Americas), Inc., Sr. Sec. Credit
Facilities Debtor in Possession 1st Lien Term Loan,
10/21/201,2,3	395,845	403,433
Petroleum GEO-Services ASA (PGS Finance, Inc.), Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
8.662%,[LIBOR4+700], 3/19/231,2	400,330	388,820
		2,615,339

Oil, Gas & Consumable Fuels—5.2%
Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.139%,[LIBOR12+650], 3/30/231,2	843,555	765,526
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.027%,[LIBOR12+525], 4/11/221,2	2,848,091	2,245,250
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.603%,[LIBOR12+400], 2/15/241,2	1,822,304	1,671,581
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 9.354%,[LIBOR4+725], 10/17/221,2,5	19,202,312	3,380,951
Tranche B3, 9.854%,[LIBOR4+775], 10/17/221,2,5	5,454,160	971,549
Murray Energy Corp., Sr. Sec. Credit Facilities Debtor in
Possession 1st Lien Term Loan, 13.00%,[LIBOR12+1,100],
7/31/201,2	4,861,268	4,857,209
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.945%,[LIBOR4+400], 11/9/201,2	1,970,081	1,661,705
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.945%,[LIBOR4+600], 2/21/211,2	4,077,795	1,300,817
Southcross Energy Partners, LP, Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, Delayed Draw, 0.50%, 1/31/251,2,6	271,166	271,166
Southcross Energy Partners, LP, Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, 1/31/251,2,3	314,622	324,061
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 5.603%,[LIBOR4+400], 4/12/241,2	2,772,135	1,552,395
		19,002,210

Financials—14.3%
Capital Markets—5.6%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.277%,[LIBOR4+350], 6/13/241,2	1,048,553	1,003,334
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 4.945%,[LIBOR4+300], 1/31/241,2	1,451,326	1,402,344
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.412%,[LIBOR4+275], 7/15/251,2	3,416,685	3,312,066
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.853%,[LIBOR12+425], 10/1/251,2	3,031,226	2,994,291
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.103%,[LIBOR4+650], 10/13/221,2	11,700,000	11,641,500
		20,353,535
13	INVESCO OPPENHEIMER MASTER LOAN FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks—0.2%
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.416%,[LIBOR12+275], 1/25/241,2	$313,060	$312,277
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.103%,[LIBOR12+250], 8/27/251,2	395,065	387,905
		700,182

Diversified Financial Services—4.3%
Cast & Crew Payroll LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2/7/261,2,3	221,742	219,663
Digicel International Finance Ltd., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.87%,[LIBOR4+325], 5/27/241,2	605,653	536,002
Fiserv Investment Solutions, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.442%,[LIBOR4+475], 2/10/271,2	252,090	253,667
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.603%,[LIBOR12+400], 5/23/251,2	402,405	399,890
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.945%,[LIBOR4+400], 5/1/241,2	2,760,857	2,668,976
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche A, 8.89%,[LIBOR4+700], 8/7/201,2,7	102,510	93,284
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 3.853%,[LIBOR4+250], 11/19/211,2	796,919	790,942
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.853%,[LIBOR12+325], 2/15/271,2	608,527	593,314
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.86%,[LIBOR12+525], 9/29/201,2	2,200,158	1,111,080
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.80%,[LIBOR12+900], 9/29/211,2,7	647,089	97,063
Pi US Mergerco, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 4.853%,[LIBOR12+350], 1/3/251,2	856,538	853,728
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.86%,[LIBOR12+325], 4/24/221,2	2,911,401	2,657,469
RPI 2019 Intermediate Finance Trust, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 2/7/271,2,3	848,237	848,767
RPI Intermediate Finance Trust, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 2/7/271,2,3	787,674	784,232
Sheridan Holding Co. II LLC, Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 8.765%,[LIBOR12+700],
3/16/201,2	444,850	447,074
Sheridan Holding Co. II LLC, Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 8.765%,[LIBOR12+700],
3/19/201,2	444,850	444,850
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.13%,[LIBOR4+350], 12/16/201,2,5	2,453,733	619,568
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.13%,[LIBOR4+350], 12/16/201,2,5	341,920	86,335
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.13%,[LIBOR4+350], 12/16/201,2,5	126,006	31,816

14 INVESCO OPPENHEIMER MASTER LOAN FUND

	Principal Amount	Value
Diversified Financial Services (Continued)
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.945%,[LIBOR4+500], 5/29/261,2	$2,982,128	$2,313,013
		15,850,733

Insurance—2.8%
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.603%,[LIBOR12+300], 5/9/251,2	2,192,868	2,154,493
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.353%,[LIBOR12+275], 1/25/241,2	1,567,536	1,563,617
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.603%,[LIBOR12+300], 8/4/221,2	3,832,756	3,804,010
Tranche B6, 4.603%,[LIBOR12+300], 11/3/231,2	446,894	443,730
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.52%-4.551%,[LIBOR6+275], 4/25/251,2	1,182,605	1,153,785
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.945%,[LIBOR4+300], 5/16/241,2	1,197,377	1,173,429
		10,293,064

Real Estate Investment Trusts (REITs)—1.0%
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.103%,[LIBOR12+250], 8/27/251,2	1,187,879	1,166,349
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.353%,[LIBOR12+375], 1/30/241,2	2,481,142	2,217,533
Tranche C, 5.353%,[LIBOR12+375], 1/30/241,2	139,996	125,123
		3,509,005

Real Estate Management & Development—0.4%
Cushman & Wakefield U.S. Borrower LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.353%,[LIBOR12+275],
8/21/251,2	1,336,128	1,316,086

Health Care—7.4%
Health Care Equipment & Supplies—2.1%
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.103%,[LIBOR4+450], 10/24/231,2	862,048	817,510
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.695%,[LIBOR4+275],
9/24/241,2	734,565	657,436
Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.905%,[LIBOR4+325], 6/30/251,2	2,536,057	2,421,934
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.58%,[LIBOR4+250], 3/6/251,2	1,930,109	1,919,252
VVC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.158%,[LIBOR4+450], 2/11/261,2	1,751,763	1,736,435
		7,552,567

Health Care Providers & Services—3.7%
Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B4, 4.103%,[LIBOR12+250], 2/16/231,2	975,438	973,404
15	INVESCO OPPENHEIMER MASTER LOAN FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Providers & Services (Continued)
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.103%,[LIBOR4+450], 10/24/231,2	$424,129	$402,218
Ardent Health Partners LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.103%,[LIBOR12+450], 6/30/251,2	1,752,347	1,763,579
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.103%,[LIBOR12+275], 3/1/241,2	533,877	524,868
Dentalcorp Health Services ULC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6/6/251,2,3	13,732	13,543
Enterprise Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.353%,[LIBOR4+375], 10/10/251,2	1,321,688	1,072,550
Explorer Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.231%,[LIBOR4+450], 11/20/261,2	785,319	782,700
Eyecare Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2/5/271,2,3	40,393	39,921
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.875%,[LIBOR12+325], 7/2/251,2	2,151,137	2,137,692
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.695%,[LIBOR4+300], 6/7/231,2	962,975	920,041
Sigma US Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.909%,[LIBOR4+325], 7/2/251,2	1,495,783	1,477,086
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.86%,[LIBOR4+325], 9/2/241,2	2,464,145	2,390,221
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.353%,[LIBOR12+275], 2/6/241,2	1,249,281	955,700
		13,453,523

Health Care Technology—0.3%
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.103%,[LIBOR12+275], 3/1/241,2	1,235,654	1,214,802

Life Sciences Tools & Services—0.2%
PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.353%,[LIBOR4+300], 9/27/241,2	715,809	697,316

Pharmaceuticals—1.1%
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.286%,[LIBOR4+350], 9/26/241,2	289,514	277,618
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.125%,[LIBOR4+350], 5/4/251,2	365,752	326,130
Bausch Health Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.659%,[LIBOR4+300], 6/2/251,2	1,429,528	1,423,631
Elanco Animal Health, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 2/4/271,2,3	840,448	833,443
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.875%,[LIBOR12+425], 4/29/241,2	1,298,362	1,246,154
		4,106,976

16 INVESCO OPPENHEIMER MASTER LOAN FUND

	Principal Amount	Value
Industrials—7.1%
Aerospace & Defense—2.0%
Arconic Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 2/4/271,2,3	$316,409	$313,641
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4.36%,[LIBOR4+250],
10/4/241,2	2,963,575	2,793,169
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 5/30/251,2,3	2,532,709	2,479,687
Tranche F, 12/9/251,2,3	1,152,953	1,129,894
Tranche G, 8/22/241,2,3	86,448	84,990
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.53%,[LIBOR4+375], 4/30/251,2	395,834	386,266
		7,187,647

Air Freight & Couriers—0.3%
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.16%,[LIBOR12+350], 11/6/241,2	1,005,744	997,572

Airlines—0.5%
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.363%,[LIBOR12+175], 6/27/251,2	1,183,050	1,130,404
Kestrel Bidco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.653%,[LIBOR12+300], 12/11/261,2	768,562	743,969
		1,874,373

Building Products—1.0%
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 2/28/271,2,3	545,196	537,699
Pisces Midco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.408%,[LIBOR4+375], 4/12/251,2	1,222,984	1,192,410
Ventia Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.445%,[LIBOR4+350], 5/21/261,2,7	1,874,368	1,876,711
		3,606,820

Commercial Services & Supplies—0.5%
Greenrock Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6/5/241,2,3	386,870	385,370
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.603%,[LIBOR4+400], 5/23/251,2	289,117	287,310
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.853%,[LIBOR4+325], 3/20/251,2	1,229,511	1,188,015
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Delayed Draw, 4.895%, 3/20/251,2	117,971	113,989
		1,974,684

Electrical Equipment—0.6%
Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.75%,[PRIME4+300],
11/30/231,2	2,010,071	2,003,367
17	INVESCO OPPENHEIMER MASTER LOAN FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Machinery—0.4%
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 2/28/271,2,3	$460,500	$454,169
North American Lifting Holdings, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.445%,[LIBOR4+450], 11/27/201,2	1,325,179	1,180,145
		1,634,314

Marine—0.4%
Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 11/12/201,2,3	1,812,708	632,182
Commercial Barge Line Co., Sr. Sec. Credit Facilities Debtor in
Possession 1st Lien Term Loan, 8/11/201,2,3	81,816	79,361
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.713%,[LIBOR4+600], 7/2/231,2	960,901	715,871
		1,427,414

Professional Services—0.4%
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.905%-4.954%,[LIBOR6+325], 3/3/251,2	1,552,945	1,428,709

Road & Rail—0.3%
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.603%,[LIBOR12+300], 7/29/221,2	901,714	896,458
Tranche B2, 4.603%,[LIBOR12+300], 7/29/221,2	38,365	38,141
		934,599

Transportation Infrastructure—0.7%
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.16%,[LIBOR12+350], 11/6/241,2	1,613,558	1,600,448
Standard Aero Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.213%,[LIBOR4+350], 4/6/261,2	629,058	618,442
Standard Aero Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 5.213%,[LIBOR4+350], 4/6/261,2	338,203	332,496
		2,551,386

Information Technology—12.8%
Communications Equipment—1.5%
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 5.90%,[LIBOR12+425], 12/15/241,2	3,960,408	3,782,190
Ciena Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.397%,[LIBOR12+175], 9/26/251,2	110,670	110,854
Plantronics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.103%,[LIBOR12+250], 7/2/251,2	1,838,230	1,694,242
		5,587,286

Electronic Equipment, Instruments, & Components—0.6%
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.155%,[LIBOR4+250], 9/28/241,2	1,986,429	1,966,565

18 INVESCO OPPENHEIMER MASTER LOAN FUND

	Principal Amount	Value
Internet Software & Services—1.2%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.277%,[LIBOR4+350], 6/13/241,2	$409,197	$391,551
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 5.90%,[LIBOR6+425], 12/15/241,2	1,833,646	1,751,132
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.177%,[LIBOR4+425], 5/16/251,2	1,972,084	1,930,177
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 6.445%,[LIBOR4+450], 1/27/231,2	367,665	345,912
		4,418,772

IT Services—5.7%
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.853%,[LIBOR12+375], 2/28/251,2	129,236	128,105
Banff Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.853%,[LIBOR4+425], 10/2/251,2	2,041,970	1,967,949
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.353%,[LIBOR12+300], 5/9/241,2	2,094,220	2,088,984
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
0.75% PIK Rate, 7.910% Cash Rate, 8.318%, 4/6/221,2,4	1,990,111	1,070,928
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.409%,[LIBOR4+550], 4/1/211,2	1,265,000	1,070,513
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.909%,[LIBOR4+500], 4/1/211,2	3,169,986	2,682,617
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.659%,[LIBOR4+875], 4/1/221,2	760,036	250,812
KBR, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 2/3/271,2,3	77,571	77,280
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, 8.103%,[LIBOR4+650], 3/29/241,2	1,253,426	1,040,343
Nascar Holdings Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.389%,[LIBOR12+275], 10/19/261,2	552,764	550,830
NeuStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B4, 5.103%,[LIBOR12+350], 8/8/241,2	2,334,181	2,135,776
Pi US Mergerco, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 4.853%,[LIBOR12+350], 1/3/251,2	408,655	407,315
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.603%,[LIBOR12+300], 2/1/241,2	2,393,362	2,350,988
Surf Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 10/14/261,2,3	282,249	278,368
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 6.103%,[LIBOR12+450], 1/27/231,2	1,912,063	1,798,935
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.889%,[LIBOR12+325], 8/18/231,2	2,741,973	2,659,713
		20,559,456

Semiconductors & Semiconductor Equipment—0.4%
Xperi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.103%,[LIBOR12+250], 12/1/231,2	1,451,622	1,451,622
19	INVESCO OPPENHEIMER MASTER LOAN FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Software—3.1%
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.049%,[LIBOR4+325], 3/3/251,2	$39,487	$36,328
Brave Parent Holdings, Inc./Bomgar Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.777%,[LIBOR4+400],
4/18/251,2	336,704	332,074
Camelot Finance SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 10/31/261,2,3	139,857	139,507
Castle US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 1/24/271,2,3	609,822	583,905
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 1/24/271,2,3	301,771	301,207
Fusion Connect, Inc., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 11.50%,[LIBOR4+950], 1/14/251,2	695,579	697,898
Fusion Connect, Inc., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 10.00%,[LIBOR4+950], 7/14/251,2	2,085,635	1,491,229
GlobalLogic Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.353%,[LIBOR12+275], 8/1/251,2	1,958	1,938
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.695%,[LIBOR4+275], 2/1/221,2	738,077	735,125
Informatica LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 2/14/271,2,3	264,806	260,172
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.353%,[LIBOR12+375], 9/30/241,2	935,531	929,394
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.353%,[LIBOR12+275], 3/3/231,2	1,695,753	1,671,029
SS&C Technologies Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 3.35%,[LIBOR12+175], 4/16/251,2	1,933,748	1,913,338
Tranche B4, 3.35%,[LIBOR12+175], 4/16/251,2	1,379,984	1,365,419
TIBCO Software, Inc., Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.67%,[LIBOR12+400], 6/30/261,2	681,892	675,926
TIBCO Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 7/3/261,2,3	92,670	92,091
VS Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 2/19/271,2,3	111,961	110,981
		11,337,561

Technology Hardware, Storage & Peripherals—0.3%
Genuine Financial Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.353%,[LIBOR4+375], 7/11/251,2	958,042	938,881
Optiv Security, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.853%,[LIBOR12+325], 2/1/241,2	262,941	227,051
		1,165,932

Materials—5.6%
Chemicals—2.5%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 4.945%,[LIBOR4+300], 1/31/241,2	1,089,036	1,052,281
Consolidated Energy Finance SA, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.547%,[LIBOR4+250], 5/7/251,2,7	563,959	553,385

20 INVESCO OPPENHEIMER MASTER LOAN FUND

	Principal Amount	Value
Chemicals (Continued)
Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 11/30/241,2,3	$2,924	$2,915
Hexicon, Inc., Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 5.41%,[LIBOR4+350], 7/1/261,2	337,281	333,908
Messer Industries USA, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.445%,[LIBOR4+250], 3/1/261,2	789,975	778,619
Momentive Performance Materials USA LLC, Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
4.86%,[LIBOR4+325], 5/15/241,2	999,975	964,351
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.103%,[LIBOR4+350], 2/14/241,2	561,345	554,329
Polar US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.624%-6.695%,[LIBOR4+475], 10/15/251,2	1,090,707	1,066,166
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
2/8/251,2,3	79,821	78,698
Starfruit US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.671%,[LIBOR12+325], 10/1/251,2	2,339,603	2,269,415
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.353%,[LIBOR12+275], 9/23/241,2	1,645,797	1,611,235
		9,265,302

Construction Materials—0.6%
Acproducts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8/14/251,2,3	164,060	166,111
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.103%,[LIBOR12+275], 11/15/231,2	1,858,358	1,830,482
		1,996,593

Containers & Packaging—2.3%
Ball Metalpack Finco LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.113%,[LIBOR12+450], 7/31/251,2	896,350	794,390
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.084%,[LIBOR12+325], 4/3/241,2	2,180,423	2,095,016
Flex Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.159%,[LIBOR4+325], 6/29/251,2	2,452,690	2,353,822
Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.15%,[LIBOR12+250], 10/14/241,2	1,266,832	1,240,970
Reynolds Consumer Products LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 3.501%,[LIBOR4+175], 2/4/271,2	1,962,190	1,944,717
		8,428,915

Paper & Forest Products—0.2%
Clearwater Paper Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.938%,[LIBOR4+325], 7/26/261,2,7	575,000	573,563

Telecommunication Services—9.9%
Diversified Telecommunication Services—8.1%
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B13, 5.659%,[LIBOR4+400], 8/14/261,2	2,051,336	2,015,438
21	INVESCO OPPENHEIMER MASTER LOAN FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3/15/271,2,3	$2,632,275	$2,560,993
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.853%,[LIBOR12+325], 10/2/241,2	1,989,924	1,990,541
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.66%,[LIBOR4+300], 5/1/241,2	1,829,198	1,563,516
Consolidated Communications, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.61%,[LIBOR12+300],
10/5/231,2	2,045,468	1,940,638
Daseke Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.603%,[LIBOR12+500], 2/27/241,2	614,670	593,157
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
6.28%,[LIBOR4+450], 8/6/211,2	1,713,281	1,444,870
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
13.43% PIK Rate, 0.00% Cash Rate [LIBOR4+1,150],
2/6/221,2,4	1,267,543	327,444
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.28%,[LIBOR4+950], 2/4/221,2	216,598	55,954
Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.103%,[LIBOR12+450], 11/1/241,2	2,163,150	1,765,671
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.353%,[LIBOR4+275], 7/31/251,2	1,883,810	1,820,231
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B12, 5.346%,[LIBOR12+368.75], 1/31/261,2	1,496,173	1,458,769
SpeedCast International Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.549%,[LIBOR4+275], 5/15/251,2	1,077,158	718,103
Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 4.688%,[LIBOR12+300], 2/2/241,2	1,989,950	1,977,513
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4/30/281,2,3	1,000,000	973,125
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 9.863%,[LIBOR4+825], 2/23/221,2,7	8,023,792	8,400,910
		29,606,873

Wireless Telecommunication Services—1.8%
American Teleconferencing Services Ltd., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 8.228%-8.242%,[LIBOR6+650],
6/8/231,2	1,012,535	594,024
Front Range BidCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2/21/271,2,3	494,346	484,372
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 5.682%,[LIBOR4+375], 11/27/231,2	2,051,067	2,029,695
MLN US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.155%,[LIBOR12+450], 11/30/251,2	1,086,665	1,028,941
Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.125%,[LIBOR12+250], 2/2/241,2	2,405,270	2,387,231
		6,524,263

22 INVESCO OPPENHEIMER MASTER LOAN FUND

	Principal Amount	Value
Utilities—2.3%
Electric Utilities—1.9%
APLP Holdings Limited Partnership, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4/14/251,2,3	$255,739	$253,661
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 3.603%,[LIBOR12+250], 1/15/251,2	1,247,719	1,232,903
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.353%,[LIBOR12+375], 10/2/231,2	1,703,520	1,685,420
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.86%-5.20%,[LIBOR12+325],
6/28/231,2	1,338,639	1,336,249
Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.909%,[LIBOR12+425], 5/2/251,2	2,560,032	2,188,827
SharkNinja Operating LLC/Global Appliance Inc., Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.61%,[LIBOR12+400], 9/29/241,2	250,787	244,517
		6,941,577

Independent Power and Renewable Electricity Producers—0.4%
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B10, 3.603%,[LIBOR12+250], 8/12/261,2	577,150	568,975
Invenergy Thermal Operating I LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8/28/251,2,3	10,294	10,294
Kestrel Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.86%,[LIBOR12+425], 6/2/251,2	1,009,105	900,001
		1,479,270
Total Corporate Loans (Cost $372,779,045)		328,413,001

Corporate Bonds and Notes—1.7%
CenturyLink, Inc., 4.00% Sr. Sec. Nts., 2/15/278	640,000	644,736
Erickson Air-Crane, Inc., 6.00% Sub. Nts., 11/2/205,7	644,070	—
Peabody Energy Corp., 6.375% Sr. Sec. Nts., 3/31/258	3,570,000	2,463,300
Tesla, Inc., 5.30%, 8/15/258	3,069,000	3,076,642
Total Corporate Bonds and Notes (Cost $7,444,234)		6,184,678
	Shares
Preferred Stocks—0.3%
Southcross Energy Partners, LP, Series A9	999,705	789,767
Southcross Energy Partners, LP, Series B9	288,058	352,871
Total Preferred Stocks (Cost $999,452)		1,142,638

Common Stocks—4.1%
Arch Coal, Inc., Cl. A	157,243	7,917,185
Ascent Resources - Marcellus LLC, Cl. A9	606,015	530,263
Avaya Holdings Corp.9	146,262	1,895,556
Caesars Entertainment Corp.9	100	1,271
Catalina Marketing Corp. (Pacifico, Inc.)9	19,788	79,152
Clear Channel Outdoor Holdings, Inc., Cl. A9	515,644	1,067,383
Crossmark Holdings, Inc.9	12,561	711,788
Deluxe Entertainment Services Group, Inc.9	108,172	116,988
Fusion9	10	37
23	INVESCO OPPENHEIMER MASTER LOAN FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Common Stocks (Continued)
Gymboree Corp. (The)7,9	76,198	$—
Gymboree Holding Corp.7,9	217,169	—
Harvey Gulf International Marine LLC9	6,360	73,140
iHeartMedia, Inc., Cl. A9	170,656	2,578,612
IPC Corp.9	5,080	7,620
Larchmont Resources LLC7,9	136	23,852
Quicksilver Resources, Inc.7,9	11,634,576	—
Sabine Oil & Gas Holdings, Inc.9	1,419	25,159
Southcross Energy Partners, LP9	157,971	23,696
Sunguard Equity9	3,420	20,520
Templar Energy, Cl. A9	154,052	12,324
Total Common Stocks (Cost $44,278,325)		15,084,546
	Units
Rights, Warrants and Certificates—0.1%
Ascent Resources - Marcellus LLC Wts., Exp. 12/31/499	156,901	4,707
Fusion Wts., Exp. 1/14/409	90,368	337,976
Media General, Inc. Rts., Exp. 12/31/497,9,10	781,336	45,318
Total Rights, Warrants and Certificates (Cost $926,857)		388,001
	Shares
Investment Company—2.1%
Invesco Government & Agency Portfolio, Institutional Class, 1.50%11 (Cost
$7,558,862)	7,558,862	7,558,862
Total Investments, at Value (Cost $433,986,775)	98.6%	358,771,726
Net Other Assets (Liabilities)	1.4	4,969,485
Net Assets	100.0%	$363,741,211

Footnotes to Schedule of Investments

1.Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the

London Interbank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/ or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

2.Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five year.

3.The variable rate interest will settle after February 29, 2020, at which time the interest rate will be determined.

4.Interest or dividend is paid-in-kind, when applicable.

5.This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.

6.All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

7.The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying

Notes.

24 INVESCO OPPENHEIMER MASTER LOAN FUND

Footnotes to Schedule of Investments (continued)

8.Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $6,184,678, which represented 1.70% of the Fund's Net Assets.

9.Non-income producing security.

10.Security received as the result of issuer reorganization.

11.The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the

7-day SEC standardized yield as of February 29, 2020.

Glossary:
Definitions
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
PRIME4	United States Prime Rate-Quarterly

See accompanying Notes to Financial Statements.

25 INVESCO OPPENHEIMER MASTER LOAN FUND

STATEMENT OF ASSETS AND LIABILITIES February 29, 2020 Unaudited

7

Assets
Investments, at value—see accompanying schedule of investments:
Unaffiliated companies (cost $426,427,913)	$351,212,864
Affiliated companies (cost $7,558,862)	7,558,862
358,771,726
Cash	3,071,692
Receivables and other assets:
Investments sold	27,644,298
Interest, dividends and principal paydowns	1,167,753
Other	334,060
Total assets	390,989,529

Liabilities
Payables and other liabilities:
Investments purchased	26,619,701
Unfunded loan commitments	271,166
Trustees' compensation	77,879
Shareholder communications	28,377
Transfer and shareholder servicing agent fees	21,698
Advisory fees	5,835
Administration fees	294
Other	223,368
Total liabilities	27,248,318

Net Assets	$363,741,211

Composition of Net Assets
Shares of beneficial interest	$(539,996,524)
Total distributable earnings	903,737,735
Net Assets	$363,741,211

Net Asset Value Per Share
Class R6 Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$363,741,211 and 22,062,690 shares of beneficial interest outstanding)	$16.49

See accompanying Notes to Financial Statements.

26 INVESCO OPPENHEIMER MASTER LOAN FUND

STATEMENT

OF OPERATIONS For the Six Months Ended February 29, 2020 Unaudited

Investment Income
Interest	$17,059,828
Dividends:
Unaffiliated companies	155,110
Affiliated companies	173,178
Other income	67,029
Total investment income	17,455,145

Expenses
Advisory fees	820,282
Administration fees	41,312
Transfer and shareholder servicing agent fees - Class R6	12,778
Shareholder communications - Class R6	13,608
Borrowing fees	643,602
Legal, auditing and other professional fees	265,143
Custodian fees and expenses	109,771
Trustees' compensation	10,694
Other	16,749
Total expenses	1,933,939
Less waivers and reimbursement of expenses	(10,788)
Net expenses	1,923,151

Net Investment Income	15,531,994

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated companies	(19,472,560)
Net change in unrealized appreciation/(depreciation) on:
Investment transactions in:
Unaffiliated companies	(9,854,813)
Affiliated companies	(605)
Net change in unrealized appreciation/(depreciation)	(9,855,418)

Net Decrease in Net Assets Resulting from Operations	$(13,795,984)

See accompanying Notes to Financial Statements.

27 INVESCO OPPENHEIMER MASTER LOAN FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Eleven Months
	February 29, 2020	Ended	Year Ended
	(Unaudited)	August 31, 2019 September 30, 2018
Operations
Net investment income	$15,531,994	$50,130,487	$78,548,804

Net realized gain (loss)	(19,472,560)	(11,843,872)	9,365,637

Net change in unrealized appreciation/(depreciation)	(9,855,418)	(54,599,572)	(6,815,138)
Net increase (decrease) in net assets resulting from
operations	(13,795,984)	(16,312,957)	81,099,303

Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable
earnings:
Class R6	(3,772,245)	—	—
Beneficial Interest Transactions
Net decrease in net assets resulting from beneficial
interest transactions:
Proceeds from contributions	4,133	125,652,122	34,938,290
Dividends and/or distributions reinvested	3,511,455	—	—
Payments for withdrawals	(289,720,260)	(794,738,817)	(321,874,525)
Total beneficial interest transactions	(286,204,672)	(669,086,695)	(286,936,235)

Net Assets
Total decrease	(303,772,901)	(685,399,652)	(205,836,932)
Beginning of period	667,514,112	1,352,913,764	1,558,750,696
End of period
	$363,741,211	$667,514,112	$1,352,913,764

See accompanying Notes to Financial Statements.

28 INVESCO OPPENHEIMER MASTER LOAN FUND

FINANCIAL HIGHLIGHTS

Class R6

Six Months	Eleven
Ended	Months
February	Ended Year Ended Year Ended Year Ended Year Ended					Year Ended
29, 2020	August	September	September September		September	September
(Unaudited)	31, 2019	30, 2018	30, 2017	30, 2016	30, 2015	30, 2014
Per Share Operating Data
Net asset value, beginning of
period	$17.21	$17.56	$16.58	$15.61	$14.64	$14.51	$13.84
Income (loss) from investment
operations:
Net investment income1	0.46	0.94	0.94	0.92	0.84	0.74	0.74
Net realized and unrealized
gain (loss)	(1.03)	(1.29)	0.04	0.05	0.13	(0.61)	(0.07)
Total from investment
operations	(0.57)	(0.35)	0.98	0.97	0.97	0.13	0.67
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.15)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$16.49	$17.21	$17.56	$16.58	$15.61	$14.64	$14.51

Total Return, at Net Asset
Value2	(3.33)%	(1.99)%	5.91%	6.21%	6.63%	0.90%	4.84%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$363,741	$667,514	$1,352,914	$1,558,751	$1,406,679	$1,271,836	$1,501,073
Average net assets (in
thousands)	$574,939	$925,389	$1,422,464	$1,521,122	$1,205,754	$1,321,015	$1,398,916
Ratios to average net assets:3
Net investment income	5.43%	5.90%	5.52%	5.63%	5.70%	5.06%	5.15%
Expenses excluding specific
expenses listed below	0.45%	0.36%	0.37%	0.36%	0.36%	0.35%	0.34%
Interest and fees from
borrowings	0.23%	0.14%	0.00%	0.00%	0.00%	0.00%	0.00%
Total expenses4	0.68%	0.50%	0.37%	0.36%	0.36%	0.35%	0.34%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian
expenses	0.67%	0.50%5	0.36%	0.35%	0.36%5	0.35%5	0.33%
Portfolio turnover rate6	20%	42%	66%	80%	74%	57%	73%

29 INVESCO OPPENHEIMER MASTER LOAN FUND

FINANCIAL HIGHLIGHTS Continued

1.Calculated based on the average shares outstanding during the period.

2.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.Annualized for periods less than one full year.

4.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	0.68%
Eleven Months August 31, 2019	0.50%
Year Ended September 30, 2018	0.38%
Year Ended September 30, 2017	0.37%
Year Ended September 30, 2016	0.36%
Year Ended September 30, 2015	0.35%
Year Ended September 30, 2014	0.35%

5.Waiver was less than 0.005%.

6.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

30 INVESCO OPPENHEIMER MASTER LOAN FUND

NOTES TO FINANCIAL STATEMENTS February 29, 2020 Unaudited

Note 1 - Significant Accounting Policies

Invesco Oppenheimer Master Loan Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

The Fund's investment objective is to seek income.

Shares of the Fund are sold only to other investment companies.

For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a "passthrough" entity, the Fund pays no dividends or capital gain distributions.

The Fund currently offers Class R6. Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of

31 INVESCO OPPENHEIMER MASTER LOAN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's

32 INVESCO OPPENHEIMER MASTER LOAN FUND

officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C. Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the

33 INVESCO OPPENHEIMER MASTER LOAN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.

D. Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America ("GAAP"), are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser.

The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made to shareholders prior to the Fund's fiscal year end may ultimately be categorized as a tax return of capital.

E. Federal Income Taxes - The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year.

Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund's assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code ("RIC") to fail that qualification.

F. Accounting Estimates - The financial statements are prepared on a basis in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G. Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the

34 INVESCO OPPENHEIMER MASTER LOAN FUND

Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H. Securities on a When-Issued or Delayed Delivery Basis - The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on the securities in connection with such transactions prior to the date the Fund actually takes delivery of the securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention on acquiring such securities, they may sell such securities prior to the settlement date.

I. Industry Focus - To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund's performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

J. Bank Loan Risk - Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund's ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

K. Other Risks - The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of

35 INVESCO OPPENHEIMER MASTER LOAN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

L. Leverage Risk - The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund's leverage strategy will be successful.

Note 2 - Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.29% of the Fund's average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/ or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) to .038% of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non- routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the

36 INVESCO OPPENHEIMER MASTER LOAN FUND

advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $10,788. The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby Deutsche Bank Trust Company Americas (the Custodian) serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Note 3 - Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where

37 INVESCO OPPENHEIMER MASTER LOAN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

				Level 3—
		Level 1—	Level 2—	Significant
		Unadjusted	Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$	— $	310,558,700	$17,854,301	$328,413,001
Corporate Bonds and Notes		—	6,184,678	—	6,184,678
Preferred Stocks		—	1,142,638	—	1,142,638
Common Stocks		13,460,007	1,599,380	25,159	15,084,546
Rights, Warrants and Certificates		—	4,707	383,294	388,001
Investment Company		7,558,862	—	—	7,558,862
Total Assets		$21,018,869	$319,490,103	$18,262,754	$358,771,726

The table below shows the transfers between Level 2 and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level	Transfers out of	Transfers into Level	Transfers out of
	2a	Level 2b	3b	Level 3a
Assets Table
Investments, at
Value:
Corporate Loans	$20,115,475	$(4,428,761)	$4,428,761	$(20,115,475)
Common Stocks	1,234,537	(74,497)	74,497	(1,234,537)
Rights, Warrants and
Certificates	4,707	–	–	(4,707)
Total Assets	$21,354,719	$(4,503,258)	$4,503,258	$(21,354,719)

a. Transferred from Level 3 to Level 2 due to the availability of market data for this security. b. Transferred from Level 2 to Level 3 because of the lack of observable market data.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

38 INVESCO OPPENHEIMER MASTER LOAN FUND

				Change in	Accretion/
		Value as of		unrealized	(amortization)
		August 31,	Realized gain	appreciation/	of premium/
		2019	(loss)	depreciation	discounta
Assets Table
Investments, at Value:
Corporate Loans		$44,439,343	$(1,133,589)	$975,457	$7,457
Corporate Bonds and Notes		—	—	—	—
Common Stocks		1,452,280	(2,340,091)	2,380,240	—
Rights, Warrants and Certificates		108,089	(507,311)	(39,363)	—
Total Assets		$45,999,712	$(3,980,991) $	3,316,334	$7,457
a. Included in net investment income.

					Value as of
			Transfers intoTransfers out of		February 29,
	Purchases	Sales	Level 3	Level 3	2020
Assets Table
Investments, at Value:
Corporate Loans	$3,590,469	$(14,338,122)	$4,428,761	$(20,115,475)	$17,854,301
Corporate Bonds and
Notes	—	—	—	—	—
Common Stocks	—	(307,230)	74,497	(1,234,537)	25,159
Rights, Warrants and
Certificates	911,159	(84,573)	—	(4,707)	383,294
Total Assets	$4,501,628	$(14,729,925)	$4,503,258	$(21,354,719)	$18,262,754

The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to Level 3 investments still held at period end:

Change in
unrealized
appreciation/
depreciation
Assets Table
Investments, at Value:
Corporate Loans	$(373,755)
Corporate Bonds and Notes	—
Common Stocks	111,885
Rights, Warrants and Certificates	(573,182)
Total Assets	$(835,052)

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

39 INVESCO OPPENHEIMER MASTER LOAN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

	Value as of			Range of
	February 29,	Valuation	Unobservable	Unobservable	Unobservable
	2020	Technique	Input	Inputs	Input Used
Assets Table
Investments, at Value:
Corporate Loans	$ 9,453,391	Broker Quote	N/A	N/A	N/A (a)
Discounted
		Cash Flow	Illiquidity
Corporate Loans	8,400,910	Model	Discount	N/A	3.69% (b)
			Implied rating	N/A	BB+
Yield to Ma-
			turity	N/A	3.63%
		Adjusted	Pricing Service
		Pricing Service	Price	N/A	$70.25/share
Common Stocks	25,159	Valuation	Liquidation		(c)
			Dividend		$52.52/share
Estimated
Rights, Warrants and		Recovery	Auction Pro-		$0.058/share
Certificates	45,317	Proceeds	ceeds	N/A	(d)
Rights, Warrants and		Adjusted Broker	Broker Quote		$3.75/share (e)
Certificates	337,977	Quote	Exercise Price	N/A	$0.01/share
Total	$ 18,262,754

(a)Securities classified as Level 3 whose unadjusted values were provided by a pricing service or broker-dealer for which such inputs are unobservable. The Adviser periodically reviews pricing vendor and broker methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities' fair valuations could change significantly based on changes in unobservable inputs used by the pricing service or broker.

(b)The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the

Company's EBITDA and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity discount applied. The illiquidity discount was determined based on the implied discount rate at origination. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security's fair valuation. Such security's fair valuation could increase (decrease) significantly based on a decrease (increase) in the illiquidity discount. Such security's fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues.

(c)The Fund fair values certain common stocks at the price provided by a pricing service, adjusted by the Adviser for a liquidation dividend. The Adviser monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security's fair valuation. A significant increase (decrease) in the pricing service's price will result in a significant increase (decrease) to the fair value of the investment. A significant decrease (increase) to the liquidating dividend will result in a significant increase (decrease) to the fair value of the investment.

(d)The Fund fair values certain rights received following a merger at the estimated amount of future recovery proceeds from the sale of assets. The Adviser monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security's fair valuation. A significant increase (decrease) in the auction proceeds will result in a significant increase (decrease) to the fair value of the investment.

(e)The Fund fair values certain warrants at the quote provided by a broker-dealer for the common stock, less the strike price for the warrants. The Adviser monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security's fair valuation. A significant increase (decrease) in the broker price will result in a significant increase (decrease) to the fair value of the investment.

40 INVESCO OPPENHEIMER MASTER LOAN FUND

Note 4 – Trustee and Officer Fees and Benefits

Certain Trustees have executed Deferred Compensation Agreement(s) pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan(s), deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees' fees under the plan(s) will not affect the net assets of the Fund and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Deferred Compensation Agreement(s).

Note 5 - Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Deutsche Bank Trust Company Americas, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

Note 6 - Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $107,584,445 and $388,628,245, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$4,540,485
Aggregate unrealized (depreciation) of investments	(79,755,534)
Net unrealized depreciation of investments	$(75,215,049)

Cost of investments for tax purposes is $433,986,775.

41 INVESCO OPPENHEIMER MASTER LOAN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Note 7 - Share Information

Transactions in shares of beneficial interest were as follows:

	Six Months Ended February		Eleven Months Ended			Year Ended
		29, 20201	August 31, 20192		September 30, 2018
	Shares	Amount	Shares	Amount	Shares	Amount
Class R6
Contributions	242	$4,133	7,261,978	$125,652,122	2,054,263	$34,938,290
Dividends
and/or	209,506	3,511,455	—	—	—	—
distributions

reinvested
Withdrawals	(16,934,694)	(289,720,260)	(45,522,618)	(794,738,817)	(19,004,662)	(321,874,525)
Net increase	(16,724,946)	$(286,204,672)	(38,260,640)	$(669,086,695)	(16,950,399)	$(286,936,235)
(decrease)

1.96% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

2.93% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Note 8 - Unfunded Loan Commitments

As of February 29, 2020, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
	Delay Draw Term
Southcross Energy Partners, LP	Loan	$271,166	$271,166

Note 9 - Dividends

The Fund declared the following monthly dividends from net investment income subsequent to February 29, 2020:

		Amount Per Share Payable
Share Class	Record Date	February 29, 2020
Class R6	Daily	$0.0733

Note 10 - Borrowings

Borrowings. The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing senior loans and other portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in senior loans or other portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

42 INVESCO OPPENHEIMER MASTER LOAN FUND

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund's yield and return. Expenses incurred by the Fund with respect to interest on borrowings and related fees are disclosed separately or as other expenses on the Statement of Operations.

At period end, the Fund had no borrowings outstanding.

Details of the borrowings for the reporting period are as follows:

Fees Paid	$714,365

Note 11 - Subsequent Event

During the first quarter of 2020, the World Health Organization declared the Coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Act is a $2 trillion stimulus package to help individuals, businesses and hospitals in response to the economic distress caused by the COVID-19 crisis. The Adviser is assessing the components of the Act and the impacts to the Fund should be immaterial.

43 INVESCO OPPENHEIMER MASTER LOAN FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES; UPDATES TO SCHEDULE OF INVESTMENTS Unaudited

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

44 INVESCO OPPENHEIMER MASTER LOAN FUND

INVESCO'S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the "Website"). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as "we" or "Invesco" in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

1NTD

45 INVESCO OPPENHEIMER MASTER LOAN FUND

INVESCO'S PRIVACY NOTICE Continued

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services ("Providers"). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The "Help" section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

46 INVESCO OPPENHEIMER MASTER LOAN FUND

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children's Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE Atlanta, GA 30309 By phone:

(404)439-3236

By fax:

(404)962-8288

By email: Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

47 INVESCO OPPENHEIMER MASTER LOAN FUND

INVESCO'S PRIVACY NOTICE Continued

•Request that we amend, rectify, delete or update the personal data we hold about you;

•Where possible (e.g. in relation to marketing) amend or update your choices around processing;

•Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

48 INVESCO OPPENHEIMER MASTER LOAN FUND

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Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

￿Fund reports and prospectuses

￿Quarterly statements

￿Daily conﬁrmations

￿Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-MLF-SAR-1 04272020

Semiannual Report

February 29, 2020

Invesco

Oppenheimer

Senior Floating Rate

Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco. com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund's name was Oppenheimer Senior Floating Rate Fund. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together, "OppenheimerFunds"). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit invesco.com for more information or call Invesco's Client Services team at 800-959-4246.

Top Holdings and Allocations	5
Fund Expenses	8
Schedule of Investments	10
Statement of Assets and Liabilities	32
Statement of Operations	34
Statement of Changes in Net Assets	36
Financial Highlights	37
Notes to Financial Statements	43
Portfolio Proxy Voting Policies and Guidelines; Updates to
Schedule of Investments	59
Invesco's Privacy Notice	60

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 2/29/20

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	J.P. Morgan Leveraged
			Loan Index

6-Month	-3.51%	-6.69%	1.31%
1-Year	-4.81	-7.94	3.44
5-Year	2.09	1.43	4.22
10-Year	3.90	3.55	4.99

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 3.25% maximum applicable sales charge except where "without sales charge" is indicated. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer

3 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

predecessor fund. Share class returns will differ from those of the predecessor fund because they have different expenses. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual's investment. See Fund prospectus and summary prospectus for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

4 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

Top Holdings and Allocations

TOP TEN CORPORATE LOAN INDUSTRIES

Media	9.8%
Diversified Telecommunication	7.7
Services

Hotels, Restaurants & Leisure	6.9
IT Services	5.5
Oil, Gas & Consumable Fuels	5.1
Diversified Financial Services	5.0
Capital Markets	3.8
Health Care Providers &	3.3
Services

Electric Utilities	2.7
Software	2.5

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of February 29, 2020, and are based on total market value of investments.

For more current Fund holdings, please visit invesco.com.

NRSRO
ONLY
CREDIT RATING BREAKDOWN	TOTAL

BBB	2.0
BB	37.5
B	32.4
CCC	4.5
CC	0.1
D	1.5
Unrated	22.0
Total	100.0%

The percentages above are based on the market value of the Fund's securities as of February 29, 2020, and are subject to change. Except for securities labeled "Unrated," all securities have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"), such as S&P Global Ratings ("S&P"). For securities rated only by an NRSRO other than S&P, Invesco Advisers, Inc. (the "Adviser") converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. For securities not rated by an NRSRO, the Adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the Adviser's credit analysis process is consistent or comparable with any NRSRO's process were that NRSRO to rate the same security. Fund assets invested in Invesco Oppenheimer Institutional Government Money Market Fund are assigned that fund's S&P rating, which is currently AAA. For the purposes of this table, "investment-grade" securities are securities rated within the NRSROs'

four highest rating categories (AAA, AA, A and BBB). Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund's prospectus and Statement of Additional Information for further information.

5 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 2/29/20

	Inception
	Date	6-Month	1-Year	5-Year	10-Year
Class A (OOSAX)	9/8/99	-3.51%	-4.81%	2.09%	3.90%
Class C (OOSCX)	9/8/99	-3.74	-5.52	1.33	3.22
Class R (OOSNX)	10/26/12	-3.50	-5.05	1.84	2.431
Class Y (OOSYX)	11/28/05	-3.27	-4.47	2.37	4.16
Class R5 (SFRRX)2	5/24/19	-3.22	-4.51	2.16	3.93
Class R6 (OOSIX)3	10/26/12	-3.22	-4.36	2.46	3.051
AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 2/29/20

	Inception
	Date	6-Month	1-Year	5-Year	10-Year
Class A (OOSAX)	9/8/99	-6.69%	-7.94%	1.43%	3.55%
Class C (OOSCX)	9/8/99	-4.68	-6.42	1.33	3.22
Class R (OOSNX)	10/26/12	-3.50	-5.05	1.84	2.431
Class Y (OOSYX)	11/28/05	-3.27	-4.47	2.37	4.16
Class R5 (SFRRX)2	5/24/19	-3.22	-4.51	2.16	3.93
Class R6 (OOSIX)3	10/26/12	-3.22	-4.36	2.46	3.051

1.Shows performance since inception.

2.Class R5 shares' performance shown prior to the inception date (after the close of business on May 24, 2019) is that of the predecessor fund's Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class

A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.

3.Pursuant to the closing of the transaction described in the Notes to Financial Statements, after the close of business on May 24, 2019, Class I shares were reorganized as Class R6 shares.

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 3.25%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class R, Class Y, Class R5 and Class R6 shares have no sales charge; therefore, performance is at NAV. Effective after the close of business on May 24, 2019, Class A, Class C, Class Y, and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Fund. Class R5 shares performance shown prior to the inception date is that of the predecessor fund's Class A shares at NAV and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. Returns shown for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will

6 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

differ from those of the predecessor fund because of different expenses. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

The Fund's performance is compared to the performance of the J.P. Morgan Leveraged Loan Index, which tracks the performance of U.S. dollar denominated senior floating rate bank loans. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund's performance, and does not predict or depict performance of the Fund. The Fund's performance reflects the effects of the Fund's business and operating expenses.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco. com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2020.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During 6 Months Ended February 29, 2020" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	September 1, 2019	February 29, 2020	February 29, 2020
Class A	$ 1,000.00	$ 964.90	$5.59
Class C	1,000.00	962.60	9.32
Class R	1,000.00	965.00	6.81
Class Y	1,000.00	967.30	4.41
Class R5	1,000.00	967.80	4.07
Class R6	1,000.00	967.80	3.87
Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.19	5.74
Class C	1,000.00	1,015.42	9.57
Class R	1,000.00	1,017.95	7.00
Class Y	1,000.00	1,020.39	4.53
Class R5	1,000.00	1,020.74	4.18
Class R6	1,000.00	1,020.93	3.98

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended February 29, 2020 are as follows:

Class	Expense Ratios

Class A	1.14%
Class C	1.90

Class R	1.39
Class Y	0.90
Class R5	0.83

Class R6	0.79

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund's Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund's prospectus. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS February 29, 2020 Unaudited

	Principal Amount	Value
Corporate Loans—89.1%
Consumer Discretionary—24.2%
Auto Components—2.1%
Boing US Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.903%,[LIBOR4+325], 10/3/241,2	$7,636,236	$7,397,603
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.353%,[LIBOR4+300], 4/1/241,2	14,499,406	14,278,870
Panther BF Aggregator 2 LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.103%,[LIBOR12+350], 4/30/261,2	23,045,929	22,498,588
Superior Industries International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.603%,[LIBOR12+400],
5/22/241,2,3	28,532,573	27,248,607
Tenneco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.603%,[LIBOR4+275], 10/1/251,2	55,084,380	51,848,173
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.103%,[LIBOR12+275],
6/30/221,2	10,250,458	10,141,547
		133,413,388

Distributors—0.3%
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.603%,[LIBOR12+500], 9/25/241,2	16,419,004	15,762,244
Wastequip/Patriot Container Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 3/20/251,2,4	1,292,554	1,286,091
		17,048,335

Diversified Consumer Services—0.1%
Weight Watchers International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.72%,[LIBOR12+475],
11/29/241,2	7,423,740	7,429,939

Entertainment—1.2%
1232743 BC Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 2/7/271,2,4	11,777,741	11,041,632
CDS US Intermediate Holdings, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.695%,[LIBOR4+375],
7/8/221,2	6,732,655	6,227,706
Cineworld, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 2/28/251,2,4	449,769	418,074
Tranche B, 9/20/261,2,4	449,769	419,596
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit
Facilities 1st Lien Exit Term Loan, 1.50% PIK Rate, 6.713%
Cash Rate, 8.221%, 3/24/241,2,5	12,134,563	12,574,502
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 2.50% PIK Rate, 7.713% Cash
Rate, 9.666%, 9/25/241,2,5	7,121,801	5,385,862
Lions Gate Capital Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 3.853%,[LIBOR4+225], 3/24/251,2	10,570,091	10,305,839
Metro-Goldwyn-Mayer, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.11%,[LIBOR4+250], 7/3/251,2	23,477,800	23,345,737
10	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Entertainment (Continued)
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.363%,[LIBOR4+275], 12/6/231,2	$9,858,916	$7,689,955
		77,408,903

Hotels, Restaurants & Leisure—6.9%
1011778 BC ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.353%,[LIBOR12+175], 11/19/261,2	6,861,747	6,758,821
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.103%,[LIBOR12+350],
5/30/251,2	6,348,263	4,685,907
Aramark Intermediate HoldCo Corp., U.S. Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B4, 1/15/271,2,4	1,034,639	1,030,117
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.353%,[LIBOR4+275],
12/23/241,2	122,904,139	119,217,265
CDS US Intermediate Holdings, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.695%,[LIBOR4+375],
7/8/221,2	8,515,018	7,876,392
Churchill Downs, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.61%,[LIBOR12+200], 12/27/241,2	13,141,041	13,108,188
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.853%,[LIBOR12+225], 4/18/241,2	22,934,328	22,728,951
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.875%-3.938%,[LIBOR4+225], 4/17/241,2	6,938,029	6,925,055
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 3.603%,[LIBOR12+200], 11/30/231,2	3,314,648	3,269,071
Froneri, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
3.853%,[LIBOR12+225], 1/29/271,2	6,585,540	6,496,371
Froneri, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
7.395%,[LIBOR12+575], 1/31/281,2	4,816,069	4,840,149
Gateway Casinos & Entertainment Ltd., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
4.945%,[LIBOR4+300], 12/1/231,2	8,434,044	8,265,363
GVC Holdings plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B2, 3.913%,[LIBOR4+275], 3/29/241,2	17,543,593	17,192,721
IRB Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.379%,[LIBOR12+275], 2/5/251,2	20,017,953	19,592,572
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.409%,[LIBOR12+175], 4/3/251,2	5,446,809	5,411,051
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 11.639%,[LIBOR12+1,000], 1/21/211,2,3	767,793	767,793
Scientific Games International, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B5,
4.353%-4.369%,[LIBOR12+275], 8/14/241,2	73,614,446	71,613,238
SeaWorld Parks & Entertainment, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B5, 4.603%,[LIBOR4+300],
4/1/241,2	6,798,166	6,568,728
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.445%,[LIBOR4+350], 7/10/251,2	40,496,322	40,483,566
11	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 1/30/271,2,4	$42,217,787	$41,390,952
Topgolf International, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.159%,[LIBOR12+550], 2/9/261,2	3,220,663	3,214,624
Town Sports International LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.103%,[LIBOR12+350],
11/15/201,2	31,977,188	26,820,866
Weight Watchers International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.72%,[LIBOR12+475],
11/29/241,2	2,505,464	2,507,556
Wyndham Hotels & Resorts, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 3.353%,[LIBOR4+200], 5/30/251,2	2,480,662	2,465,778
		443,231,095

Household Durables—0.3%
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.129%,[LIBOR4+350], 11/8/231,2	22,703,528	13,437,651
TGP Holdings III LLC/Traeger Pellet Grills Holdings LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, 6.027%,[LIBOR4+425],
9/25/241,2	7,639,617	7,104,844
		20,542,495

Interactive Media & Services—0.3%
Ancestry.com, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.86%,[LIBOR12+425], 8/27/261,2	18,369,921	16,624,779

Internet & Catalog Retail—0.4%
Rodan & Fields LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.659%,[LIBOR12+400], 6/16/251,2	34,082,160	24,198,334
Sungard AS New Holdings III LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.50% PIK Rate, 5.668% Cash Rate,
7.341%, 11/3/221,2,5	2,549,292	1,446,723
		25,645,057

Leisure Products—0.4%
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.603%,[LIBOR12+500], 9/25/241,2	22,371,052	21,476,210
Callaway Golf Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.153%,[LIBOR12+450], 1/4/261,2	2,478,450	2,475,352
		23,951,562

Media—9.8%
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.103%,[LIBOR4+350], 9/27/241,2	6,782,380	6,676,405
Advantage Sales & Marketing Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 7/23/211,2,4	5,780,024	5,610,236
Advantage Sales & Marketing, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B2, 7/25/211,2,4	1,272,555	1,231,999
Cengage Learning, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6/7/231,2,4	7,111,288	6,600,200

12 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Media (Continued)
Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 9.16%,[LIBOR12+750], 2/15/231,2	$21,748,893	$16,746,648
Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 9.50% PIK Rate, 2.660% Cash Rate,
6.404%,[LIBOR4+100], 8/15/231,2,5	16,452,391	6,334,171
Cogeco Communications USA II LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 3.603%,[LIBOR12+237.5],
1/3/251,2	18,918,934	18,635,150
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.909%,[LIBOR12+225], 7/17/251,2	43,178,841	42,782,675
Tranche B, 3.909%,[LIBOR4+225], 1/15/261,2	15,239,829	15,058,932
iHeartCommunications, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5/1/261,2,4,6	38,002,567	37,432,528
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B4, 4.625%,[LIBOR12+300], 12/18/241,2	71,235,280	70,567,450
Iridium Satellite LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.353%,[LIBOR12+375], 11/4/261,2	1,404,181	1,405,501
LUPR Loan Financing LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.659%,[LIBOR12+500], 10/15/261,2	13,226,515	13,336,692
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.659%,[LIBOR4+575], 8/13/211,2	27,592,054	27,664,897
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 3.831%,[LIBOR12+225], 1/17/241,2	9,958,663	9,922,612
NEP Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.853%,[LIBOR4+325], 10/20/251,2	34,113,990	31,953,551
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.853%,[LIBOR4+225], 1/17/241,2	44,463,798	44,302,839
Tranche B, 4.331%,[LIBOR12+275], 9/21/261,2	21,122,758	21,001,302
Red Ventures LLC (New Imagitas, Inc.), Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B2, 4.113%,[LIBOR12+250],
11/8/241,2	15,854,416	15,606,690
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.16%,[LIBOR4+250], 9/30/261,2	11,150,219	10,982,965
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.88%,[LIBOR12+325], 8/24/261,2	17,486,175	16,065,423
Tranche B2, 3.86%,[LIBOR12+225], 1/3/241,2	39,317,209	38,727,451
Univision Communications, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche C5, 4.353%,[LIBOR12+275],
3/15/241,2	28,891,356	27,894,605
UPC Broadband Holding B.V., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 3.915%,[LIBOR12+225], 5/1/281,2	9,853,573	9,828,939
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.159%,[LIBOR12+250], 1/4/281,2	51,620,000	50,888,803
Ziggo Financing Partnership, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.159%,[LIBOR12+250], 4/30/281,2	85,580,839	83,227,366
		630,486,030

Specialty Retail—2.0%
AI Aqua Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.853%,[LIBOR12+325], 12/13/231,2	13,955,731	13,659,172
13	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Specialty Retail (Continued)
Tranche B1, 4.895%,[LIBOR12+325], 12/13/231,2	$34,345,932	$33,701,945
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.66%,[LIBOR12+400], 3/11/221,2	32,261,590	31,954,621
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.159%,[LIBOR4+350], 11/8/231,2	79,506,495	47,057,907
Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.515%,[LIBOR12+500], 4/16/261,2	3,784,430	3,686,035
Wand NewCo 3, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 2/5/261,2,4	816,982	803,706
		130,863,386

Textiles, Apparel & Luxury Goods—0.4%
International Textile Group, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.581%,[LIBOR4+500], 5/1/241,2	17,721,550	14,177,240
SIWF Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.853%,[LIBOR12+425], 6/15/251,2	11,379,504	11,237,260
		25,414,500

Consumer Staples—2.7%
Beverages—0.6%
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.353%-4.397%,[LIBOR12+275], 4/6/241,2	26,030,450	25,726,805
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 4.954%,[LIBOR4+325], 3/28/251,2	11,056,335	10,945,771
		36,672,576

Food & Staples Retailing—0.6%
CM Acquisition Co., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.945%,[LIBOR4+1,000], 7/26/231,2	9,283,513	8,827,042
Mastronardi Produce Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5/1/251,2,4	141,922	142,189
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 3.908%,[LIBOR12+225], 5/15/241,2	19,616,376	19,438,652
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 5.027%,[LIBOR4+325], 1/26/231,2	866,912	695,697
United Natural Foods, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.853%,[LIBOR12+425], 10/22/251,2	14,994,841	12,623,781
		41,727,361

Food Products—0.4%
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.291%,[LIBOR12+368.75], 5/23/251,2	24,403,683	24,014,810

Personal Products—1.1%
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 3.921%,[LIBOR4+225], 4/7/251,2	39,748,245	38,953,876
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.113%,[LIBOR4+350], 9/7/231,2	45,000,723	30,562,916
		69,516,792

14 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Energy—6.3%
Energy Equipment & Services—1.2%
Bison Midstream Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.639%,[LIBOR12+400],
5/21/251,2	$5,365,311	$4,486,741
Covia Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.874%,[LIBOR4+400], 6/1/251,2	9,885,882	7,478,670
McDermott International Inc., Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 10/23/201,2,3,4	15,080,490	15,005,087
McDermott Technology (Americas), Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 11.80%,[LIBOR4+1,000],
10/21/211,2	5,245,158	5,725,982
McDermott Technology (Americas), Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
6.945%,[LIBOR12+500], 5/9/251,2	29,045,409	17,145,940
McDermott Technology (Americas), Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Delayed Draw,
11.90%,[LIBOR4+1,000], 10/21/211,2	2,384,163	2,602,719
McDermott Technology (Americas), Inc., Sr. Sec. Credit
Facilities Debtor in Possession 1st Lien Term Loan,
10/21/201,2,4	17,448,936	17,783,432
Petroleum GEO-Services ASA (PGS Finance, Inc.), Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
8.662%,[LIBOR4+700], 3/19/231,2	6,928,983	6,729,775
		76,958,346

Oil, Gas & Consumable Fuels—5.1%
Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.139%,[LIBOR12+650], 3/30/231,2,6	8,041,514	7,297,674
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.445%,[LIBOR4+350], 10/31/241,2	23,023,807	20,318,509
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.027%,[LIBOR12+525], 4/11/221,2	53,347,646	42,055,816
GIP III Stetson I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.889%,[LIBOR4+425], 7/18/251,2	9,076,531	8,297,447
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.603%,[LIBOR12+400], 2/15/241,2	35,740,588	32,784,484
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 9.354%,[LIBOR4+725], 10/17/221,2,7	296,777,638	52,253,639
Tranche B3, 9.854%,[LIBOR4+775], 10/17/221,2,7	76,534,272	13,633,050
Murray Energy Corp., Sr. Sec. Credit Facilities Debtor in
Possession 1st Lien Term Loan, 13.00%,[LIBOR12+1,100],
7/31/201,2	61,726,366	61,674,824
Navitas Midstream Midland Basin LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.103%,[LIBOR12+450],
12/13/241,2	4,374,394	3,995,287
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.945%,[LIBOR4+400], 11/9/201,2	32,714,379	27,593,597
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.945%,[LIBOR4+600], 2/21/211,2	73,292,934	23,380,446
15	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Southcross Energy Partners, LP, Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, 0.50%, 1/31/251,2,6,8	$3,129,190	$3,129,190
Southcross Energy Partners, LP, Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, 1/31/251,2,3,4,6	3,630,661	3,739,581
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 5.603%,[LIBOR4+400], 4/12/241,2	51,283,495	28,718,757
		328,872,301

Financials—11.3%
Capital Markets—3.8%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.277%,[LIBOR4+350], 6/13/241,2	19,670,602	18,822,307
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 4.945%,[LIBOR4+300], 1/31/241,2	12,940,966	12,504,208
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.412%,[LIBOR4+275], 7/15/251,2	43,563,977	42,230,048
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.853%,[LIBOR4+425], 10/1/251,2	56,178,780	55,494,242
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.103%,[LIBOR4+650], 10/13/221,2	111,945,000	111,385,275
		240,436,080

Commercial Banks—0.1%
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 3.766%,[LIBOR12+275], 1/25/241,2	2,284,002	2,278,292
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.103%,[LIBOR12+250], 8/27/251,2	4,361,170	4,282,124
		6,560,416

Diversified Financial Services—5.0%
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.603%,[LIBOR12+300], 8/4/221,2	16,120,545	15,999,641
Tranche B6, 4.603%,[LIBOR12+300], 11/3/231,2	19,877,590	19,736,857
Cast & Crew Payroll LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2/7/261,2,4	3,928,310	3,891,482
Digicel International Finance Ltd., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.87%,[LIBOR4+325], 5/27/241,2	11,154,769	9,871,971
Fiserv Investment Solutions, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.442%,[LIBOR4+475], 2/10/271,2	3,734,947	3,758,309
GI Revelation Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.603%,[LIBOR12+500], 4/16/251,2	3,063,449	2,925,594
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.603%,[LIBOR12+400], 5/23/251,2	8,878,729	8,823,237
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.945%,[LIBOR4+400], 5/1/241,2	51,801,530	50,077,575
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche A, 8.89%,[LIBOR4+700], 8/7/201,2,3,6	6,029,707	5,487,033
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.103%,[LIBOR12+275], 6/21/241,2	6,245,760	5,949,087
Tranche B2, 3.853%,[LIBOR4+250], 11/19/211,2	8,425,905	8,362,710

16 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Diversified Financial Services (Continued)
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.853%,[LIBOR12+325], 2/15/271,2	$11,917,924	$11,619,976
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.86%,[LIBOR12+525], 9/29/201,2	23,875,556	12,057,156
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.61%,[LIBOR12+900], 9/29/211,2,3	9,177,907	1,376,686
Pi US Mergerco, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 4.853%,[LIBOR12+350], 1/3/251,2	8,815,358	8,786,444
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.86%,[LIBOR12+325], 4/24/221,2	53,438,232	48,777,350
RPI 2019 Intermediate Finance Trust, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 2/5/271,2,4	14,954,614	14,963,960
RPI Intermediate Finance Trust, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 2/11/271,2,4	13,886,872	13,826,187
Sheridan Holding Co. II LLC, Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 8.765%,[LIBOR12+700],
3/16/201,2,3	4,742,480	4,766,192
Sheridan Holding Co. II LLC, Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 8.765%,[LIBOR12+700],
3/19/201,2,3	4,742,480	4,742,480
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.13%,[LIBOR4+350], 12/16/201,2,7	35,131,816	8,870,784
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.13%,[LIBOR4+350], 12/16/201,2,7	4,871,515	1,230,057
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.13%,[LIBOR4+350], 12/16/201,2,7	1,804,931	455,745
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.945%,[LIBOR4+500], 5/29/261,2	58,699,649	45,528,915
Verscend Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.103%,[LIBOR12+450], 8/27/251,2	6,588,080	6,575,727
		318,461,155

Insurance—1.2%
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.603%,[LIBOR12+300], 5/9/251,2	23,440,531	23,030,322
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.353%,[LIBOR12+275], 1/25/241,2	11,436,335	11,407,744
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B7, 4.603%,[LIBOR12+300], 11/3/241,2	10,702,025	10,626,255
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.52%-4.551%,[LIBOR6+275], 4/25/251,2	14,659,824	14,302,564
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.945%,[LIBOR4+300], 5/16/241,2	21,056,282	20,635,156
		80,002,041

Real Estate Investment Trusts (REITs)—1.0%
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.103%,[LIBOR12+250], 8/27/251,2	13,113,138	12,875,462
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.353%,[LIBOR12+375], 1/30/241,2	41,740,112	37,305,434
17	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Real Estate Investment Trusts (REITs) (Continued)
Tranche C, 5.353%,[LIBOR12+375], 1/30/241,2	$2,347,323	$2,097,932
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.831%,[LIBOR12+225], 2/8/251,2	11,000,000	10,587,500
		62,866,328

Real Estate Management & Development—0.2%
Cushman & Wakefield U.S. Borrower LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.353%,[LIBOR12+275],
8/21/251,2	13,218,778	13,020,496

Health Care—7.6%
Biotechnology—0.6%
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.103%,[LIBOR12+275], 6/21/241,2	42,184,001	40,180,261

Health Care Equipment & Supplies—2.1%
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.103%,[LIBOR4+450], 10/24/231,2	12,660,299	12,006,204
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.695%,[LIBOR4+275],
9/24/241,2	15,427,964	13,808,028
Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.765%,[LIBOR4+325], 6/30/251,2	50,249,522	47,988,294
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.58%,[LIBOR4+250], 3/6/251,2	42,985,452	42,743,659
VVC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.158%,[LIBOR4+450], 2/11/261,2	19,713,710	19,541,215
		136,087,400

Health Care Providers & Services—3.3%
Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B4, 4.103%,[LIBOR12+250], 2/16/231,2	8,621,353	8,603,377
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.103%,[LIBOR4+450], 10/24/231,2	6,228,891	5,907,076
Ardent Health Partners LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.103%,[LIBOR12+450], 6/30/251,2	33,488,130	33,702,789
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.103%,[LIBOR12+275], 3/1/241,2	9,753,137	9,588,553
Dentalcorp Health Services ULC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6/6/251,2,4	246,803	243,409
Enterprise Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.353%,[LIBOR4+375], 10/10/251,2	23,347,545	18,946,533
Explorer Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.231%,[LIBOR4+450], 11/20/261,2	10,235,804	10,201,668
Eyecare Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2/5/271,2,4	704,989	696,765
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.875%,[LIBOR12+325], 7/2/251,2	19,459,235	19,337,615
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.695%,[LIBOR4+300], 6/7/231,2	18,224,414	17,411,878

18 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Health Care Providers & Services (Continued)
Sigma US Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.909%,[LIBOR4+325], 7/2/251,2	$23,194,322	$22,904,393
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.86%,[LIBOR4+325], 9/2/241,2	40,844,133	39,618,809
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.353%,[LIBOR12+275], 2/6/241,2	24,654,203	18,860,465
WP CityMD Bidco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.445%,[LIBOR4+450], 8/13/261,2	1,497,768	1,492,421
		207,515,751

Health Care Technology—0.3%
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.103%,[LIBOR12+275], 3/1/241,2	21,848,963	21,480,262
		21,480,262

Life Sciences Tools & Services—0.2%
PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.353%,[LIBOR4+300], 9/27/241,2	12,884,974	12,552,091

Pharmaceuticals—1.1%
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.103%,[LIBOR4+350], 9/26/241,2	5,144,423	4,933,039
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.125%,[LIBOR12+350], 5/4/251,2	17,003,223	15,161,264
Bausch Health Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.659%,[LIBOR4+300], 6/2/251,2	12,534,888	12,483,181
Elanco Animal Health, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 2/4/271,2,4	14,639,544	14,517,524
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.875%,[LIBOR12+425], 4/29/241,2	24,056,053	23,088,759
		70,183,767

Industrials—6.8%
Aerospace & Defense—2.0%
Arconic Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 2/4/271,2,4	5,456,310	5,408,568
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4.36%,[LIBOR4+250],
10/4/241,2,3	42,541,084	40,094,972
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 5/30/251,2,4	30,358,080	29,722,533
Tranche F, 12/9/251,2,4	21,772,622	21,337,170
Tranche G, 8/22/241,2,4	21,885,387	21,516,071
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.53%,[LIBOR4+375], 4/30/251,2	7,810,301	7,621,526
		125,700,840

19 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Air Freight & Couriers—0.5%
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.16%,[LIBOR12+350], 11/6/241,2	$29,927,513	$29,684,352

Airlines—0.7%
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.363%,[LIBOR12+175], 6/27/251,2	17,899,200	17,102,686
First American Payment Systems LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.624%,[LIBOR4+475], 1/5/241,2	12,787,500	12,787,500
Kestrel Bidco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.653%,[LIBOR12+300], 12/11/261,2	12,672,429	12,266,911
		42,157,097

Building Products—0.7%
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 2/28/271,2,4	9,611,929	9,479,765
Pisces Midco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.408%,[LIBOR4+375], 4/12/251,2	20,614,769	20,099,399
Ventia Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.445%,[LIBOR4+350], 5/21/261,2,3	16,469,500	16,490,087
		46,069,251

Commercial Services & Supplies—0.9%
CSC SW Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.093%,[LIBOR4+325], 11/14/221,2	7,299,405	7,202,104
Engineered Machinery Holdings, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 7/19/241,2,4	3,721,709	3,619,362
Greenrock Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6/5/241,2,4	7,288,724	7,260,480
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.603%,[LIBOR4+400], 5/23/251,2	10,397,663	10,332,678
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.853%,[LIBOR4+325], 3/20/251,2	27,823,347	26,884,309
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Delayed Draw, 4.895%, 3/20/251,2	2,671,615	2,581,448
		57,880,381

Electrical Equipment—0.4%
Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.75%,[PRIME4+300],
11/30/231,2	25,914,201	25,827,777

Machinery—0.5%
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 2/28/271,2,4	8,118,731	8,007,098
North American Lifting Holdings, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.445%,[LIBOR4+450], 11/27/201,2	23,489,019	20,918,264
		28,925,362

20 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Marine—0.3%
Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 11/12/201,2,4	$31,672,292	$11,045,712
Commercial Barge Line Co., Sr. Sec. Credit Facilities Debtor in
Possession 1st Lien Term Loan, 8/11/201,2,4	1,427,797	1,384,963
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.713%,[LIBOR4+600], 7/2/231,2	9,039,390	6,734,346
		19,165,021

Professional Services—0.3%
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.831%-4.954%,[LIBOR6+325], 3/3/251,2	22,899,252	21,067,312
		21,067,312

Road & Rail—0.2%
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.603%,[LIBOR12+300], 7/29/221,2	13,893,525	13,812,526
Tranche B2, 4.603%,[LIBOR12+300], 7/29/221,2	1,358,222	1,350,303
		15,162,829

Transportation Infrastructure—0.3%
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.16%,[LIBOR12+350], 11/6/241,2	5,183,949	5,141,829
Standard Aero Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.213%,[LIBOR4+350], 4/6/261,2	11,090,433	10,903,282
Standard Aero Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 5.213%,[LIBOR4+350], 4/6/261,2	5,962,599	5,861,980
		21,907,091

Information Technology—12.2%
Communications Equipment—2.3%
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 5.90%,[LIBOR12+425], 12/15/241,2	66,281,553	63,298,883
Ciena Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.397%,[LIBOR12+175], 9/26/251,2	1,775,581	1,778,537
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.853%,[LIBOR4+425], 11/29/251,2	34,628,334	33,162,690
Global Tel*Link Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 9.895%,[LIBOR4+825], 11/29/261,2	18,000,000	15,798,240
Plantronics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.103%,[LIBOR12+250], 7/2/251,2	30,839,251	28,423,612
Procera Networks, Inc./Sandvine Corp., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.103%,[LIBOR12+450],
10/31/251,2	2,860,662	2,864,237
		145,326,199

Electronic Equipment, Instruments, & Components—0.2%
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.081%,[LIBOR4+250], 9/28/241,2	12,434,702	12,310,355
21	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet Software & Services—1.1%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.277%,[LIBOR4+350], 6/13/241,2	$7,589,191	$7,261,907
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 5.90%,[LIBOR6+425], 12/15/241,2	36,721,024	35,068,578
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.027%,[LIBOR4+425], 5/16/251,2	21,378,277	20,923,989
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 6.445%,[LIBOR4+450], 1/27/231,2	6,201,414	5,834,507
		69,088,981

IT Services—5.5%
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.853%,[LIBOR12+375], 2/28/251,2	2,322,808	2,302,484
Banff Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.853%,[LIBOR4+425], 10/2/251,2	36,846,038	35,510,369
Blackhawk Network Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.645%,[LIBOR4+300], 6/15/251,2	38,722,877	38,190,438
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.353%,[LIBOR12+300], 5/9/241,2	22,271,953	22,216,273
Greeneden US Holdings II LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 4.895%,[LIBOR4+350], 12/1/231,2	3,001,391	2,972,638
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
0.75% PIK Rate, 7.910% Cash Rate, 8.318%, 4/6/221,2,5	22,043,862	11,862,353
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.409%,[LIBOR4+550], 4/1/211,2	18,085,000	15,304,522
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.909%,[LIBOR4+500], 4/1/211,2	55,886,127	47,293,915
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.659%,[LIBOR4+875], 4/1/221,2	7,155,000	2,361,150
KBR, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 2/5/271,2,4	1,349,263	1,344,203
Moneygram International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.603%,[LIBOR12+600],
6/30/231,2	4,518,507	4,300,127
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, 8.103%,[LIBOR4+650], 3/29/241,2	22,201,060	18,426,880
Nascar Holdings Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.389%,[LIBOR12+275], 10/19/261,2	1,531,226	1,525,867
NeuStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B4, 5.103%,[LIBOR12+350], 8/8/241,2	21,430,047	19,608,493
Pi US Mergerco, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 4.853%,[LIBOR12+350], 1/3/251,2	7,405,983	7,381,691
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.603%,[LIBOR12+300], 2/1/241,2	39,003,367	38,312,813
Surf Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 10/14/261,2,4	8,291,832	8,177,819
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 6.103%,[LIBOR12+450], 1/27/231,2	32,255,635	30,347,230

22 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
IT Services (Continued)
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.889%,[LIBOR12+325], 8/18/231,2	$47,048,594	$45,637,136
		353,076,401

Semiconductors & Semiconductor Equipment—0.3%
Xperi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.103%,[LIBOR12+250], 12/1/231,2	22,215,772	22,215,772

Software—2.5%
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.049%,[LIBOR4+325], 3/3/251,2	582,270	535,689
Brave Parent Holdings, Inc./Bomgar Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.777%,[LIBOR4+400],
4/18/251,2	6,013,015	5,930,336
Camelot Finance SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 10/31/261,2,4	2,513,706	2,507,421
Castle US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 1/29/271,2,4	9,732,489	9,318,858
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 1/31/271,2,4	4,827,352	4,818,325
Fusion Connect, Inc., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 11.50%,[LIBOR4+950], 1/14/251,2	13,153,833	13,197,701
Fusion Connect, Inc., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 10.00%,[LIBOR4+950], 7/14/251,2	24,158,127	17,273,061
GlobalLogic Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.353%,[LIBOR12+275], 8/1/251,2	33,956	33,617
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.695%,[LIBOR4+275], 2/1/221,2	5,775,035	5,751,935
Informatica LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 2/14/271,2,4	4,744,403	4,661,376
Mavenir Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.68%,[LIBOR4+600], 5/8/251,2	1,164,845	1,167,757
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.353%,[LIBOR12+375], 9/30/241,2	12,228,628	12,148,408
Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.853%,[LIBOR12+325], 11/29/241,2	3,494,982	3,434,309
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.353%,[LIBOR12+275], 3/3/231,2	25,306,338	24,937,372
SS&C Technologies Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 3.353%,[LIBOR12+175], 4/16/251,2	1,207,536	1,195,914
SS&C Technologies Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 3.35%,[LIBOR12+175], 4/16/251,2	23,770,946	23,520,043
Tranche B4, 3.35%,[LIBOR12+175], 4/16/251,2	16,919,439	16,740,854
TIBCO Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.16%,[LIBOR12+400], 6/30/261,2	10,046,196	9,958,292
Tranche B2, 7/3/261,2,4	1,660,316	1,649,939
VS Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 2/19/271,2,4	1,996,222	1,978,755
		160,759,962
23	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Technology Hardware, Storage & Peripherals—0.3%
Diebold Nixdorf, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche A, 6.438%,[LIBOR12+475], 4/30/221,2	$3,637,150	$3,591,686
Genuine Financial Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.353%,[LIBOR4+375], 7/11/251,2	9,525,050	9,334,549
Optiv Security, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.853%,[LIBOR12+325], 2/1/241,2	5,035,727	4,348,376
		17,274,611

Materials—4.8%
Chemicals—2.1%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 4.945%,[LIBOR4+300], 1/31/241,2	17,675,030	17,078,498
Consolidated Energy Finance SA, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.547%,[LIBOR4+250], 5/7/251,2	10,013,391	9,825,640
Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 11/30/241,2,4	50,715	50,557
Hexicon, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 5.41%,[LIBOR4+350], 7/1/261,2	5,890,496	5,831,592
Momentive Performance Materials USA LLC, Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
4.86%,[LIBOR4+325], 5/15/241,2	15,077,704	14,540,561
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.103%,[LIBOR4+350], 2/14/241,2	4,219,000	4,166,262
Polar US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.624%-6.695%,[LIBOR4+475], 10/15/251,2,3	6,569,532	6,421,717
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
2/8/251,2,4	1,419,931	1,399,967
Starfruit US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.671%,[LIBOR12+325], 10/1/251,2	55,393,314	53,731,515
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.353%-4.695%,[LIBOR12+275], 9/23/241,2	22,343,032	21,873,828
		134,920,137

Construction Materials—0.4%
Acproducts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8/14/251,2,4	2,939,383	2,976,125
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.103%,[LIBOR12+275], 11/15/231,2	23,493,424	23,141,023
		26,117,148

Containers & Packaging—2.1%
Ball Metalpack Finco LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.113%,[LIBOR12+450], 7/31/251,2	10,012,525	8,873,600
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.084%,[LIBOR12+325], 4/3/241,2	51,807,337	49,778,043
Flex Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.159%,[LIBOR4+325], 6/29/251,2	39,669,529	38,070,450
Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.11%,[LIBOR12+250], 10/14/241,2	16,878,860	16,534,278

24 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Containers & Packaging (Continued)
ProAmpac PG Borrower LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.147%-5.294%,[LIBOR12+350], 11/20/231,2	$7,639,445	$7,333,867
Reynolds Consumer Products LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 3.501%,[LIBOR4+175], 2/4/271,2	11,957,763	11,851,279
		132,441,517

Metals & Mining—0.0%
Dynacast International LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.195%,[LIBOR4+325], 1/28/221,2	2,096,568	1,965,533

Paper & Forest Products—0.2%
Clearwater Paper Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.25%,[LIBOR4+325], 7/26/261,2,3	9,685,000	9,660,787

Telecommunication Services—10.2%
Diversified Telecommunication Services—7.7%
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B13, 5.659%,[LIBOR4+400], 8/14/261,2	34,480,030	33,876,630
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3/15/271,2,4	56,417,624	54,889,834
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.853%,[LIBOR12+325], 10/2/241,2	26,718,752	26,727,034
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.66%,[LIBOR4+300], 5/1/241,2	40,038,286	34,222,925
Consolidated Communications, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.61%,[LIBOR12+300],
10/5/231,2	50,374,566	47,792,869
Daseke Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.603%,[LIBOR12+500], 2/27/241,2	12,642,120	12,199,646
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
6.28%,[LIBOR4+450], 8/6/211,2	29,937,875	25,247,658
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
13.427%,[LIBOR4+1,150], 2/6/221,2,5	16,665,065	4,305,086
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
13.43% PIK Rate, 0.00% Cash Rate, 11.28%,[LIBOR4+950],
2/4/221,2	13,365,763	3,452,778
Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.103%,[LIBOR12+450], 11/1/241,2	43,555,774	35,552,400
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.353%,[LIBOR4+275], 7/31/251,2	10,204,150	9,859,760
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B12, 5.346%,[LIBOR12+368.75], 1/31/261,2	44,720,947	43,602,924
SpeedCast International Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.549%,[LIBOR4+275], 5/15/251,2	17,340,192	11,560,099
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4/30/281,2,4	33,480,000	32,580,225
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 9.863%,[LIBOR4+825], 2/23/221,2,3	112,231,372	117,506,247
		493,376,115
25	INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Wireless Telecommunication Services—2.5%
American Teleconferencing Services Ltd., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 8.228%-8.242%,[LIBOR6+650],
6/8/231,2	$10,042,050	$5,891,369
Front Range BidCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2/21/271,2,4	8,777,767	8,600,676
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 5.682%,[LIBOR4+375], 11/27/231,2	13,022,920	12,887,222
MLN US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.015%,[LIBOR12+450], 11/30/251,2	20,852,298	19,744,624
Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.125%,[LIBOR12+250], 2/2/241,2	113,942,852	113,088,280
		160,212,171

Utilities—3.0%
Electric Utilities—2.7%
APLP Holdings Limited Partnership, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4/14/251,2,4	4,435,095	4,399,060
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 3.603%,[LIBOR12+250], 1/15/251,2	13,322,105	13,163,905
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.353%,[LIBOR12+375], 10/2/231,2	39,913,274	39,489,195
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.86%-5.20%,[LIBOR12+325],
6/28/231,2	30,951,806	30,896,557
Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.909%,[LIBOR12+425], 5/2/251,2	43,251,961	36,980,427
Granite Generation LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.353%-5.695%,[LIBOR12+375], 11/9/261,2	36,364,803	35,932,971
Heritage Power LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.771%,[LIBOR4+600], 7/30/261,2	7,478,408	7,160,575
SharkNinja Operating LLC/Global Appliance Inc., Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.61%,[LIBOR12+400], 9/29/241,2	4,457,802	4,346,357
		172,369,047

Independent Power and Renewable Electricity Producers—0.3%
Invenergy Thermal Operating I LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8/28/251,2,4	181,281	181,281
Kestrel Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.86%,[LIBOR12+425], 6/2/251,2	22,261,000	19,854,140
		20,035,421
Total Corporate Loans (Cost $6,430,423,638)		5,703,865,173

Corporate Bonds and Notes—1.7%
CenturyLink, Inc., 4.00% Sr. Sec. Nts., 2/15/279	12,059,000	12,148,237
Erickson Air-Crane, Inc., 6.00% Sub. Nts., 11/2/203,7	1,803,397	—
ESH Hospitality, Inc., 4.625% Sr. Unsec. Nts., 10/1/279	3,578,000	3,495,169
Peabody Energy Corp., 6.375% Sr. Sec. Nts., 3/31/259	51,170,000	35,307,300

26 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Corporate Bonds and Notes (Continued)
Tesla, Inc., 5.30%, 8/15/259	$56,114,000	$56,253,724
Total Corporate Bonds and Notes (Cost $118,430,016)		107,204,430
	Shares
Preferred Stocks—0.2%
Southcross Energy Partners, LP, Series A6,10	11,536,345	9,113,713
Southcross Energy Partners, LP, Series B6,10	3,324,117	4,072,043
Total Preferred Stocks (Cost $11,533,430)		13,185,756

Common Stocks—4.1%
Arch Coal, Inc., Cl. A6	2,751,607	138,543,412
Ascent Resources - Marcellus LLC, Cl. A6,10	5,777,075	5,054,941
Avaya Holdings Corp.10	2,590,293	33,570,197
Caesars Entertainment Corp.10	100	1,271
Catalina Marketing Corp. (Pacifico, Inc.)10	243,609	974,436
Clear Channel Outdoor Holdings, Inc., Cl. A10	8,639,286	17,883,322
Crossmark Holdings, Inc.6,10	125,030	7,085,012
Deluxe Entertainment Services Group, Inc.10	1,493,130	1,614,820
Fusion10	112	420
Gymboree Corp. (The)3,10	635,688	—
Gymboree Holding Corp.3,10	1,798,615	—
Harvey Gulf International Marine LLC10	116,269	1,337,093
iHeartMedia, Inc.6,10	582,990	8,198,588
iHeartMedia, Inc., Cl. A6,10	3,028,589	45,761,980
IPC Corp.10	104,925	157,388
Larchmont Resources LLC6,10	8,017	1,403,026
Quicksilver Resources, Inc.3,6,10	145,955,000	—
Sabine Oil & Gas Holdings, Inc.3,6,10	17,931	317,917
Southcross Energy Partners, LP6,10	1,822,941	273,441
Sunguard Equity10	37,093	222,558
Templar Energy, Cl. A6,10	1,799,429	143,954
Total Common Stocks (Cost $596,752,893)		262,543,776
	Shares
Rights, Warrants and Certificates—0.0%
Ascent Resources - Marcellus LLC Wts., Exp. 12/31/496,10	1,495,722	44,872
Crossmark Holdings, Inc. Wts., Exp. 7/26/243,6,10	8,559	4,814
Fusion Wts., Exp. 1/14/403,10	1,046,740	3,914,808
Media General, Inc. Rts., Exp. 12/31/493,6,10,11	6,554,344	380,152
Total Rights, Warrants and Certificates (Cost $10,705,069)		4,344,646
	Shares	Value
Investment Company—4.8%
Invesco Government & Agency Portfolio, Institutional Class, 1.50%6,12 (Cost
$304,878,088)	304,878,088	$304,878,088
Total Investments, at Value (Cost $7,472,723,134)	99.9%	6,396,021,869
Net Other Assets (Liabilities)	0.1	3,647,295
Net Assets	100.0%	$6,399,669,164

27 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments

0

1.Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/ or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

2.Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five year.

3.The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying

Notes.

4.The variable rate interest will settle after February 29, 2020, at which time the interest rate will be determined.

5.Interest or dividend is paid-in-kind, when applicable.

6.Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares
	/ Principal	Gross	Gross Shares / Principal
	August 31, 2019	Additions	ReductionsFebruary 29, 2020
Corporate Loan
Commercial Services &
Supplies
Crossmark Holdings, Inc., Sr. Sec.
Credit Facilities 2nd Lien Term
Loan, 12.00% [PRIME4+650],
12/21/20	9,500,000	—	9,500,000	—
Diversified Financial Services
Larchmont Resources LLC, Sr. Sec.
Credit Facilities 1st Lien
Term Loan, Tranche A, 8.89%
[LIBOR4+700], 8/7/20	6,029,707	—	—	6,029,707
Media
iHeartCommunications, Inc.,
Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, 6.23%
[LIBOR12+400], 5/1/26a	84,300,453	—	84,300,453	—
iHeartCommunications, Inc., Sr.
Sec. Credit Facilities 1st Lien
Term Loan, 4.581%, 5/1/26 a	—	38,002,567	—	38,002,567
Oil, Gas & Consumable Fuels
Ascent Resources - Marcellus
LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 8.139%
[LIBOR12+650], 3/30/23	8,041,514	—	—	8,041,514
Southcross Energy Partners, LP, Sr.
Sec. Credit Facilities 1st Lien Exit
Term Loan, 0.50%, 1/31/25	—	3,129,190	—	3,129,190

28 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

Footnotes to Schedule of Investments (Continued)

	Shares
	/ Principal	Gross	Gross Shares / Principal
	August 31, 2019	Additions	ReductionsFebruary 29, 2020
Southcross Energy Partners, LP, Sr.
Sec. Credit Facilities 1st Lien Exit
Term Loan, 1/31/25	—	3,630,661b	—	3,630,661
Corporate Bonds and Notes
iHeartCommunications, Inc.,
8.375% Sr. Unsec. Nts., 5/1/27	2,747,186	—	2,747,186	—
Common Stock
Arch Coal, Inc., Cl. A	3,019,769	—	268,162	2,751,607
Ascent Resources - Marcellus
LLC, Cl. A	5,777,075	—	—	5,777,075
Crossmark Holdings, Inc.	125,030	—	—	125,030
Everyware Global, Inc.	1,397,654	—	1,397,654	—
iHeartMedia, Inc., Cl. A	4,725,378	—	1,696,789	3,028,589
iHeartMedia, Inc.	247,990	335,000	—	582,990
Larchmont Resources LLC	8,017	—	—	8,017
Millennium Corporate Claim
Litigation Trust	70,485	—	70,485	—
Millennium Lender Claim
Litigation Trust	140,969	—	140,969	—
New Millennium Holdco, Inc.	1,431,369	—	1,431,369	—
Quicksilver Resources, Inc.	145,955,000	—	—	145,955,000
Sabine Oil & Gas Holdings, Inc.a	17,931	—	—	17,931
Southcross Energy Partners, LP	—	1,822,941b	—	1,822,941
Templar Energy, Cl. A	1,799,429	—	—	1,799,429
Preferred Stocks
Southcross Energy Partners, LP,
Series A	—	11,536,345b	—	11,536,345
Southcross Energy Partners, LP,
Series B	—	3,324,117	—	3,324,117
Rights, Warrants and
Certificates
Ascent Resources - Marcellus LLC
Wts., Exp. 12/31/49	1,495,722	—	—	1,495,722
Crossmark Holdings, Inc. Wts.,
Exp. 7/26/24	—	8,559	—	8,559
Media General, Inc. Rts., Exp.
12/31/49	6,554,344	—	—	6,554,344
Sabine Oil Tranche 1 Wts., Exp.
8/11/26 a	55,832	—	55,832	—
Sabine Oil Tranche 2 Wts., Strike
Price $2.72, Exp. 8/11/26 a	11,734	—	11,734	—
				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Corporate Loan

Commercial Services &

Supplies

29 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments (Continued)

					Change in
				Realized	Unrealized
		Value	Income	Gain (Loss)	Gain (Loss)
Crossmark Holdings, Inc., Sr. Sec.
Credit Facilities 2nd Lien Term
Loan, 12.00% [PRIME4+650],	$	— $
12/21/20			— $	(9,544,839)	$9,432,027
Diversified Financial Services
Larchmont Resources LLC, Sr. Sec.
Credit Facilities 1st Lien Term
Loan, 8.89% [LIBOR4+700],		5,487,033
8/7/20			299,656	(25)	(221,920)
Media
iHeartCommunications, Inc.,
Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, 6.23%		—
[LIBOR12+400], 5/1/26			1,662,523	(229,511)	150,669
iHeartCommunications, Inc., Sr.
Sec. Credit Facilities 1st Lien		—c
Term Loan, 4.581%, 5/1/26			—	—	(570,039)
Oil, Gas & Consumable Fuels
Ascent Resources - Marcellus
LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 8.139%		7,297,674
[LIBOR12+650], 3/30/23			339,138	—	(502,594)
Southcross Energy Partners, LP, Sr.
Sec. Credit Facilities 1st Lien Exit		3,739,581
Term Loan, 1/31/25			32,221	—	109,316
Southcross Energy Partners, LP, Sr.
Sec. Credit Facilities 1st Lien Exit		3,129,190
Term Loan, 0.50%, 1/31/25			1,304	—	—
Corporate Bonds and Notes
iHeartCommunications, Inc.,		—
8.375% Sr. Unsec. Nts., 5/1/27			2,801	102,891	(103,707)
Common Stock
Arch Coal, Inc., Cl. A		138,543,412	1,358,896	7,784,874	(83,314,767)
Ascent Resources - Marcellus		5,054,941
LLC, Cl. A			—	—	(10,615,375)
Crossmark Holdings, Inc.		7,085,012	—	—	(2,292,237)
Everyware Global, Inc.		—	—	(33,101,366)	31,144,651
iHeartMedia, Inc., Cl. A		—c	—	(1,596,955)	12,154,459
iHeartMedia, Inc.		—c	—	—	(5,315)
Larchmont Resources LLC		1,403,026	—	—	(601,297)
Millennium Corporate Claim		—
Litigation Trust			—	481,686	705
Millennium Lender Claim		—
Litigation Trust			—	512,449	1,410
New Millennium Holdco, Inc.		—	—	(25,970,451)	25,859,520
Quicksilver Resources, Inc.		—	—	—	2,742,186
Sabine Oil & Gas Holdings, Inc.		—c	941,736	—	(623,461)
Southcross Energy Partners, LP		273,441	—	—	(28,576,977)
Templar Energy, Cl. A		143,954	—	—	143,954
Preferred Stock

30 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

Footnotes to Schedule of Investments (Continued)

					Change in
				Realized	Unrealized
	Value		Income	Gain (Loss)	Gain (Loss)
Southcross Energy Partners, LP,	$9,113,713
Series A		$	— $	—	$(2,419,718)
Southcross Energy Partners, LP,	4,072,043
Series B			—	—	4,072,043
Rights, Warrants and
Certificates
Ascent Resources - Marcellus LLC	44,872
Wts., Exp. 12/31/49			—	—	—
Crossmark Holdings, Inc. Wts.,	4,814
Exp. 7/26/24			—	—	4,814
Media General, Inc. Rts., Exp.	380,152
12/31/49			—	—	—
Sabine Oil Tranche 1 Wts., Strike	—
Price $4.49, Exp. 8/11/26			—	(4,369,950)	4,697,684
Sabine Oil Tranche 2 Wts., Strike	—
Price $2.72, Exp. 8/11/26			—	(416,531)	423,336
Total	$185,772,858		$4,638,275	$(66,347,728)	$(38,910,633)

a. No longer an affiliate as February 29, 2020.

b. All or a portion is the result of a corporate action.

c. The security is no longer an affiliate, therefore, the value has been excluded from this table.

7.This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.

8.All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 8.

9.Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933

Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $107,204,430, which represented 1.68% of the Fund's Net Assets.

10.Non-income producing security.

11.Security received as the result of issuer reorganization.

12.The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the

7-day SEC standardized yield as of February 29, 2020.

Glossary:
Definitions
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
PRIME4	United States Prime Rate-Quarterly

See accompanying Notes to Financial Statements.

31 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF ASSETS AND LIABILITIES February 29, 2020 Unaudited

Assets
Investments, at value—see accompanying schedule of investments:
Unaffiliated companies (cost $6,830,064,302)	$5,905,370,923
Affiliated companies (cost $642,658,832)	490,650,946
6,396,021,869
Cash	73,644,432
Receivables and other assets:
Investments sold	434,714,515
Interest and dividends	19,067,114
Shares of beneficial interest sold	5,161,149
Other	2,699,013
Total assets	6,931,308,092

Liabilities
Payables and other liabilities:
Investments purchased	450,836,198
Shares of beneficial interest redeemed	69,427,044
Payable for loan commitments	3,129,190
Dividends	2,479,205
Transfer and shareholder servicing agent fees	1,532,635
Distribution and service plan fees	1,379,029
Trustees' compensation	526,716
Shareholder communications	426,814
Advisory fees	211,278
Administration fees	5,182
Other	1,685,637
Total liabilities	531,638,928

Net Assets	$6,399,669,164

Composition of Net Assets
Shares of beneficial interest	$8,558,931,671
Total distributable earnings (loss)	(2,159,262,507)
Net Assets	$6,399,669,164

32 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,030,005,997 and
282,184,298 shares of beneficial interest outstanding)	$7.19
Maximum offering price per share (net asset value plus sales charge of 3.25% of offering price)	$7.43

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,122,634,650 and 155,873,140 shares of
beneficial interest outstanding)	$7.20

Class R Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$74,088,959 and 10,302,923 shares of beneficial interest outstanding)	$7.19

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$2,674,938,580 and 372,609,696 shares of beneficial interest outstanding)	$7.18

Class R5 Shares:
Net asset value, redemption price and offering price per share (based on net assets of $9,145
and 1,271 shares of beneficial interest outstanding)	$7.20

Class R6 Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$497,991,833 and 69,386,711 shares of beneficial interest outstanding)	$7.18

See accompanying Notes to Financial Statements.

33 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF

OPERATIONS For the Six Months Ended February 29, 2020 Unaudited

Investment Income
Interest:
Unaffiliated companies	$237,047,875
Affiliated companies	2,337,643
Dividend — affiliated companies	4,286,866

Other income	553,500
Total investment income	244,225,884

Expenses
Advisory fees	24,357,220
Administration fees	597,464
Distribution and service plan fees:
Class A	2,998,836
Class C	6,727,400
Class R	204,654
Transfer and shareholder servicing agent fees:
Class A	1,430,218
Class C	796,844
Class R	48,594
Class Y	2,174,179
Class R5	2
Class R6	28,587
Shareholder communications:
Class A	109,151
Class C	60,798
Class R	3,740
Class Y	164,777
Class R6	33,988
Borrowing fees	5,610,234
Custodian fees and expenses	1,293,609
Trustees' compensation	51,023
Other	616,728
Total expenses	47,308,046
Less waivers and reimbursement of expenses	(834,832)
Net expenses	46,473,214

Net Investment Income	197,752,670

34 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated companies	$(206,821,457)
Affiliated companies	(66,347,728)
Net realized loss	(273,169,185)

Net change in unrealized appreciation/(depreciation) on:
Investment transactions in:
Unaffiliated companies	(144,480,450)
Affiliated companies	(38,914,423)
Net change in unrealized appreciation/(depreciation)	(183,394,873)

Net Decrease in Net Assets Resulting from Operations	$(258,811,388)

See accompanying Notes to Financial Statements.

35 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2020	One Month Ended	Year Ended
	(Unaudited)	August 31, 2019	July 31, 2019
Operations
Net investment income	$197,752,670	$48,372,880	$708,608,570

Net realized gain (loss)	(273,169,185)	(35,969,558)	(107,627,603)

Net change in unrealized appreciation/(depreciation)	(183,394,873)	(167,213,993)	(561,354,431)
Net increase (decrease) in net assets resulting from
operations	(258,811,388)	(154,810,671)	39,626,536

Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable
earnings:
Class A	(57,159,978)	(13,230,205)	(173,957,910)
Class C	(26,826,909)	(6,303,802)	(97,522,785)
Class R	(1,831,850)	(371,738)	(4,594,642)
Class Y	(92,020,402)	(22,956,925)	(360,279,687)
Class R5	(239)	(45)	(99)
Class R6	(19,523,966)	(4,792,676)	(67,164,393)
Total distributions from distributable earnings
	(197,363,344)	(47,655,391)	(703,519,516)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A	(796,347,778)	(85,901,446)	(630,794,380)
Class C	(442,423,389)	(62,354,730)	(658,765,768)
Class R	(8,826,175)	(2,179,551)	7,563,685
Class Y	(1,860,172,092)	(437,348,597)	(1,896,436,154)
Class R5	—	—	10,000
Class R6	(458,542,890)	(39,816,895)	(258,217,849)
Total beneficial interest transactions
	(3,566,312,324)	(627,601,219)	(3,436,640,466)

Net Assets
Total decrease	(4,022,487,056)	(830,067,281)	(4,100,533,446)

Beginning of period	10,422,156,220	11,252,223,501	15,352,756,947
End of period
	$6,399,669,164	$10,422,156,220	$11,252,223,501

See accompanying Notes to Financial Statements.

36 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS

		One
	Six Months	Month	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
Class A	February	August	July 31,	July 31,	July 31,	July 31,	July 31,
	29, 2020	31, 2019	2019	2018	2017	2016	2015
Per Share Operating Data
Net asset value, beginning of period	$7.63	$7.77	$8.13	$8.15	$7.85	$8.08	$8.40
Income (loss) from investment
operations:
Net investment income1	0.18	0.03	0.41	0.37	0.37	0.37	0.36
Net realized and unrealized gain (loss)	(0.44)	(0.14)	(0.37)	(0.05)	0.27	(0.21)	(0.32)
Total from investment operations	(0.26)	(0.11)	0.04	0.32	0.64	0.16	0.04
Dividends and/or distributions to
shareholders:
Dividends from net investment income	(0.18)	(0.03)	(0.40)	(0.34)	(0.34)	(0.39)	(0.36)
Net asset value, end of period	$7.19	$7.63	$7.77	$8.13	$8.15	$7.85	$8.08

Total Return, at Net Asset Value2	(3.51)%	(1.37)%	0.58%	3.96%	8.30%	2.12%	0.51%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$2,030	$2,962	$3,104	$3,899	$4,031	$3,884	$5,066
Average net assets (in millions)	$2,422	$3,012	$3,419	$3,933	$4,213	$4,269	$5,638
Ratios to average net assets:3
Net investment income	4.77%	5.25%	5.12%	4.53%	4.63%	4.83%	4.41%
Expenses excluding specific expenses
listed below	1.02%	1.01%	1.00%	0.99%	0.97%	0.97%	0.97%
Interest and fees from borrowings	0.14%	0.11%	0.10%	0.13%	0.15%	0.14%	0.11%
Total expenses4	1.16%	1.12%	1.10%	1.12%	1.12%	1.11%	1.08%
Expenses after payments, waivers and/
or reimbursements and reduction to
custodian expenses	1.14%	1.11%	1.10%5	1.11%	1.11%	1.11%5	1.08%5
Portfolio turnover rate6	15%	1%	25%	66%	77%	28%	39%

1.Calculated based on the average shares outstanding during the period.

2.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.Annualized for periods less than one full year.

4.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	1.16%
One Month Ended August 31, 2019	1.12%
Year Ended July 31, 2019	1.10%
Year Ended July 31, 2018	1.13%
Year Ended July 31, 2017	1.13%
Year Ended July 31, 2016	1.11%
Year Ended July 31, 2015	1.08%

5.Waiver was less than 0.005%.

6.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

37 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

		One
	Six Months	Month	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
Class C	February	August	July 31,	July 31,	July 31,	July 31,	July 31,
	29, 2020	31, 2019	2019	2018	2017	2016	2015
Per Share Operating Data
Net asset value, beginning of period	$7.64	$7.78	$8.14	$8.16	$7.86	$8.09	$8.40
Income (loss) from investment
operations:
Net investment income1	0.15	0.03	0.35	0.31	0.32	0.32	0.30
Net realized and unrealized gain (loss)	(0.44)	(0.14)	(0.36)	(0.06)	0.26	(0.22)	(0.31)
Total from investment operations	(0.29)	(0.11)	(0.01)	0.25	0.58	0.10	(0.01)
Dividends and/or distributions to
shareholders:
Dividends from net investment income	(0.15)	(0.03)	(0.35)	(0.27)	(0.28)	(0.33)	(0.30)
Net asset value, end of period	$7.20	$7.64	$7.78	$8.14	$8.16	$7.86	$8.09

Total Return, at Net Asset Value2	(3.74)%	(1.43)%	(0.17)%	3.18%	7.48%	1.37%	(0.12)%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$1,123	$1,640	$1,734	$2,497	$2,810	$2,833	$3,538
Average net assets (in millions)	$1,348	$1,678	$2,248	$2,618	$2,877	$3,064	$3,844
Ratios to average net assets:3
Net investment income	4.02%	4.50%	4.37%	3.78%	3.89%	4.09%	3.65%
Expenses excluding specific expenses
listed below	1.78%	1.76%	1.75%	1.74%	1.72%	1.72%	1.73%
Interest and fees from borrowings	0.14%	0.11%	0.10%	0.13%	0.15%	0.14%	0.11%
Total expenses4	1.92%	1.87%	1.85%	1.87%	1.87%	1.86%	1.84%
Expenses after payments, waivers and/
or reimbursements and reduction to
custodian expenses	1.90%	1.86%	1.85%5	1.86%	1.86%	1.86%5	1.84%5
Portfolio turnover rate6	15%	1%	25%	66%	77%	28%	39%

1.Calculated based on the average shares outstanding during the period.

2.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.Annualized for periods less than one full year.

4.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	1.92%
Year Ended August 31, 2019	1.87%
Year Ended July 31, 2019	1.85%
Year Ended July 31, 2018	1.88%
Year Ended July 31, 2017	1.88%
Year Ended July 31, 2016	1.86%
Year Ended July 31, 2015	1.84%

5.Waiver was less than 0.005%.

6.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

38 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

		One
	Six Months	Month	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
Class R	February	August	July 31,	July 31,	July 31,	July 31,	July 31,
	29, 2020	31, 2019	2019	2018	2017	2016	2015
Per Share Operating Data
Net asset value, beginning of period	$7.62	$7.76	$8.13	$8.14	$7.85	$8.08	$8.39
Income (loss) from investment
operations:
Net investment income1	0.17	0.03	0.39	0.35	0.35	0.36	0.34
Net realized and unrealized gain (loss)	(0.43)	(0.14)	(0.38)	(0.04)	0.26	(0.22)	(0.31)
Total from investment operations	(0.26)	(0.11)	0.01	0.31	0.61	0.14	0.03
Dividends and/or distributions to
shareholders:
Dividends from net investment income	(0.17)	(0.03)	(0.38)	(0.32)	(0.32)	(0.37)	(0.34)
Net asset value, end of period	$7.19	$7.62	$7.76	$8.13	$8.14	$7.85	$8.08

Total Return, at Net Asset Value2	(3.50)%	(1.39)%	0.20%	3.82%	7.90%	1.87%	0.37%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$74	$88	$91	$88	$66	$43	$33
Average net assets (in millions)	$82	$89	$95	$75	$52	$37	$28
Ratios to average net assets:3
Net investment income	4.52%	5.00%	4.87%	4.29%	4.34%	4.63%	4.14%
Expenses excluding specific expenses
listed below	1.28%	1.26%	1.25%	1.24%	1.22%	1.23%	1.23%
Interest and fees from borrowings	0.14%	0.11%	0.10%	0.13%	0.15%	0.14%	0.11%
Total expenses4	1.42%	1.37%	1.35%	1.37%	1.37%	1.37%	1.34%
Expenses after payments, waivers and/
or reimbursements and reduction to
custodian expenses	1.39%	1.36%	1.35%5	1.36%	1.36%	1.37%5	1.34%5
Portfolio turnover rate6	15%	1%	25%	66%	77%	28%	39%

1.Calculated based on the average shares outstanding during the period.

2.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.Annualized for periods less than one full year.

4.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	1.22%
One Month Ended August 31, 2019	1.37%
Year Ended July 31, 2019	1.35%
Year Ended July 31, 2018	1.38%
Year Ended July 31, 2017	1.38%
Year Ended July 31, 2016	1.37%
Year Ended July 31, 2015	1.34%

5.Waiver was less than 0.005%.

6.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

39 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

		One
	Six Months	Month	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
Class Y	February	August	July 31,	July 31,	July 31,	July 31,	July 31,
	29, 2020	31, 2019	2019	2018	2017	2016	2015
Per Share Operating Data
Net asset value, beginning of period	$7.61	$7.75	$8.11	$8.13	$7.83	$8.07	$8.38
Income (loss) from investment
operations:
Net investment income1	0.19	0.04	0.43	0.39	0.39	0.39	0.38
Net realized and unrealized gain (loss)	(0.44)	(0.14)	(0.37)	(0.05)	0.27	(0.23)	(0.31)
Total from investment operations	(0.25)	(0.10)	0.06	0.34	0.66	0.16	0.07
Dividends and/or distributions to
shareholders:
Dividends from net investment income	(0.18)	(0.04)	(0.42)	(0.36)	(0.36)	(0.40)	(0.38)
Net asset value, end of period	$7.18	$7.61	$7.75	$8.11	$8.13	$7.83	$8.07

Total Return, at Net Asset Value2	(3.27)%	(1.35)%	0.82%	4.21%	8.58%	2.24%	0.87%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$2,675	$4,735	$5,266	$7,495	$6,716	$4,102	$6,036
Average net assets (in millions)	$3,686	$4,988	$6,759	$6,857	$5,364	$4,648	$6,814
Ratios to average net assets:3
Net investment income	5.02%	5.50%	5.37%	4.78%	4.82%	5.06%	4.66%
Expenses excluding specific expenses
listed below	0.78%	0.76%	0.75%	0.74%	0.72%	0.73%	0.72%
Interest and fees from borrowings	0.14%	0.11%	0.10%	0.13%	0.15%	0.14%	0.11%
Total expenses4	0.92%	0.87%	0.85%	0.87%	0.87%	0.87%	0.83%
Expenses after payments, waivers and/
or reimbursements and reduction to
custodian expenses	0.90%	0.86%	0.85%5	0.86%	0.86%	0.87%5	0.83%5
Portfolio turnover rate6	15%	1%	25%	66%	77%	28%	39%

1.Calculated based on the average shares outstanding during the period.

2.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.Annualized for periods less than one full year.

4.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	0.92%
One Month Ended August 31, 2019	0.87%
Year Ended July 31, 2019	0.85%
Year Ended July 31, 2018	0.88%
Year Ended July 31, 2017	0.88%
Year Ended July 31, 2016	0.87%
Year Ended July 31, 2015	0.83%

5.Waiver was less than 0.005%.

6.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

40 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

One
	Six Months	Month	Period
	Ended	Ended	Ended
Class R5	February	August	July 31,
	29, 2020	31, 2019	20191
Per Share Operating Data
Net asset value, beginning of period	$7.63	$7.77	$7.87
Income (loss) from investment operations:
Net investment income2	0.19	0.04	0.08
Net realized and unrealized loss	(0.43)	(0.14)	(0.10)
Total from investment operations	(0.24)	(0.10)	(0.02)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.19)	(0.04)	(0.08)
Net asset value, end of period	$7.20	$7.63	$7.77

Total Return, at Net Asset Value3	(3.22)%	(1.34)%	(0.28)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9	$10	$10
Average net assets (in thousands)	$10	$10	$10
Ratios to average net assets:4
Net investment income	5.08%	5.55%	5.45%
Expenses excluding specific expenses listed below	0.69%	0.71%	0.67%
Interest and fees from borrowings	0.14%	0.11%	0.10%
Total expenses5	0.83%	0.82%	0.77%
Expenses after payments, waivers and/or reimbursements and reduction to custodian
expenses	0.83%	0.80%	0.77%
Portfolio turnover rate6	15%	1%	25%

1.For the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2.Calculated based on the average shares outstanding during the period.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.Annualized for periods less than one full year.

5.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	0.83%
One Month Ended August 31, 2019	0.82%
Period Ended July 31, 2019	0.77%

6.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

41 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

FINANCIAL HIGHLIGHTS Continued

		One
	Six Months	Month	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
Class R6	February	August	July 31,	July 31,	July 31,	July 31,	July 31,
	29, 2020	31, 2019	2019	2018	2017	2016	2015
Per Share Operating Data
Net asset value, beginning of period	$7.61	$7.75	$8.11	$8.13	$7.83	$8.06	$8.37
Income (loss) from investment
operations:
Net investment income1	0.19	0.04	0.43	0.40	0.40	0.40	0.39
Net realized and unrealized gain (loss)	(0.43)	(0.14)	(0.36)	(0.06)	0.27	(0.22)	(0.31)
Total from investment operations	(0.24)	(0.10)	0.07	0.34	0.67	0.18	0.08
Dividends and/or distributions to
shareholders:
Dividends from net investment income	(0.19)	(0.04)	(0.43)	(0.36)	(0.37)	(0.41)	(0.39)
Net asset value, end of period	$7.18	$7.61	$7.75	$8.11	$8.13	$7.83	$8.06

Total Return, at Net Asset Value3	(3.22)%	(1.34)%	0.93%	4.31%	8.65%	2.44%	0.94%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$498	$997	$1,056	$1,373	$1,100	$916	$1,165
Average net assets (in millions)	$766	$1,021	$1,235	$1,191	$1,129	$1,015	$1,184
Ratios to average net assets:4
Net investment income	5.13%	5.61%	5.48%	4.88%	4.91%	5.15%	4.72%
Expenses excluding specific expenses
listed below	0.66%	0.65%	0.64%	0.65%	0.65%	0.66%	0.65%
Interest and fees from borrowings	0.14%	0.11%	0.10%	0.13%	0.15%	0.14%	0.11%
Total expenses5	0.80%	0.76%	0.74%	0.78%	0.80%	0.80%	0.76%
Expenses after payments, waivers and/
or reimbursements and reduction to
custodian expenses	0.79%	0.75%	0.74%5	0.77%	0.79%	0.80%5	0.76%5
Portfolio turnover rate6	15%	1%	25%	66%	77%	28%	39%

1.Calculated based on the average shares outstanding during the period.

2.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.Annualized for periods less than one full year.

4.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	0.80%
One Month Ended August 31, 2019	0.76%
Year Ended July 31, 2019	0.74%
Year Ended July 31, 2018	0.79%
Year Ended July 31, 2017	0.81%
Year Ended July 31, 2016	0.80%
Year Ended July 31, 2015	0.76%

5.Waiver was less than 0.005%.

6.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

42 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS February 29, 2020 Unaudited

Note 1 - Significant Accounting Policies

Invesco Oppenheimer Senior Floating Rate Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

The Fund's investment objective is to seek income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished

43 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

44 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and

45 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.

D. Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America ("GAAP"), are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser.

E. Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses

46 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. Accounting Estimates - The financial statements are prepared on a basis in conformity with accounting principles generally accepted in the United States of America ("GAAP"), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H. Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. Securities Purchased on a When-Issued or Delayed Delivery Basis - The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on the securities in connection with such transactions prior to the date the Fund actually takes delivery of the securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention on acquiring such securities, they may sell such securities prior to the settlement date.

J. Industry Focus - To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund's performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

K. Bank Loan Risk - Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund's ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a

47 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

L. Other Risks - The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

M. Leverage Risk - The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund's leverage strategy will be successful.

Note 2 - Advisory Fees and Other Fees Paid to Affiliates

The Adviser has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

48 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

Fee Schedule*

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $4.2 billion	0.60
Next $5 billion	0.58
Next $10 billion	0.56
Over $20 billion	0.55

*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 29, 2020, the effective advisory fees incurred by the Fund was 0.59%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Funds.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/ or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.00%, 1.75%, 1.25%, 0.75%, 0.69% and 0.64%, respectively, of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $126,877 and reimbursed fund expenses of $206,073, $122,438, $8,350, $311,551 and

49 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

$59,543 for Class A, Class C, Class R, Class Y and Class R6, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the one month ended August 31, 2019 and the year ended July 31, 2019, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby Deutsche Bank Trust Company Americas (the Custodian) serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plan"). The Fund, pursuant to the Class A Plan, reimbursed IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. For the six months ended February 29, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $39,179 in front-end sales commissions from the sale of Class A shares and $32,681 and $58,289 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

50 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

Note 3 – Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

				Level 3—
		Level 1—	Level 2—	Significant
		Unadjusted	Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$	— $	5,450,557,904	$253,307,269	$5,703,865,173
Corporate Bonds and Notes		—	107,204,430	—	107,204,430
Preferred Stocks		—	13,185,756	—	13,185,756
Common Stocks		235,760,182	26,465,677	317,917	262,543,776
Rights, Warrants and Certificates		—	44,872	4,299,774	4,344,646
Investment Company		304,878,088	—	—	304,878,088
Total Assets		$540,638,270	$5,597,458,639	$257,924,960	$6,396,021,869

The table below shows the transfers between Level 2 and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

51 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

	Transfers into Level	Transfers out of	Transfers into Level	Transfers out of
	2*	Level 2**	3**	Level 3*
Assets Table
Investments, at
Value:
Corporate Loans	$217,818,911	$(50,918,454)	$50,918,454	$(217,818,911)
Common Stocks	14,113,882	(941,378)	941,378	(14,113,882)
Rights, Warrants and
Certificates	44,872	—	—	(44,872)
Total Assets	$231,977,665	$(51,859,832)	$51,859,832	$(231,977,665)

*Transferred from Level 3 to Level 2 due to the availability of market data for this security.

**Transferred from Level 2 to Level 3 because of the lack of observable market data.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

				Change in	Accretion/
		Value as of		unrealized	(amortization)
		August 31,	Realized gain	appreciation/	of premium/
		2019	(loss)	depreciation	discounta
Assets Table
Investments, at Value:
Corporate Loans		$493,216,282	$(23,869,435)	$16,953,653	$—
Corporate Bonds and Notes		—	—	—	—
Common Stocks		16,688,928	(32,107,231)	30,044,739	—
Rights, Warrants and Certificates		1,157,935	(4,786,481)	(1,514,795)	—
Total Assets		$511,063,145	$(60,763,147)	$45,483,597	$—

a. Included in net investment income.
					Value as of
			Transfers intoTransfers out of		February 29,
	Purchases	Sales	Level 3	Level 3	2020
Assets Table
Investments, at Value:
Corporate Loans	$54,076,633	$(120,169,407)	$50,918,454	$(217,818,911)	$253,307,269
Corporate Bonds and
Notes	—	—	—	—	—
Common Stocks	—	(1,136,015)	941,378	(14,113,882)	317,917
Rights, Warrants and
Certificates	10,555,438	(1,067,451)	—	(44,872)	4,299,774
Total Assets	$64,632,071	$(122,372,873)	$51,859,832	$(231,977,665)	$257,924,960

The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to Level 3 investments still held at period end:

52 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

Change in
unrealized
appreciation/
depreciation
Assets Table
Investments, at Value
Corporate Loans	$(6,100,538)
Common Stocks	(1,102,026)
Rights, Warrants and Certificates	(6,635,815)
Total	$(13,838,379)

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 as of February 29, 2020:

	Value as of			Range of
	February 29,	Valuation	Unobservable	Unobservable	Unobservable
	2020	Technique	Input	Inputs	Input Used
Assets Table
Investments, at Value:
Corporate Loans	$ 135,805,836	Broker Quote	N/A	N/A	N/A (a)
		Discounted
		Cash Flow	Illiquidity
Corporate Loans	117,506,247	Model	Discount	N/A	3.69% (b)
			Implied rating	N/A	BB+
			Yield to
			Maturity	N/A	3.63%
		Adjusted
		Pricing Service	Pricing Service		$70.25/share
Common Stocks	317,917	Valuation	Price	N/A	(c)
			Liquidation
			Dividend		$52.52/share
		Estimated
Rights, Warrants and		Recovery	Auction		$0.058/share
Certificates	380,152	Proceeds	Proceeds	N/A	(d)
Rights, Warrants and		Adjusted Broker
Certificates	3,914,808	Quote	Broker Quote	N/A	$3.75/share (e)
			Exercise Price	N/A	$0.01/share
Total	$257,924,960

(a)Securities classified as Level 3 whose unadjusted values were provided by a pricing service or broker-dealer for which such inputs are unobservable. The Adviser periodically reviews pricing vendor and broker methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities' fair valuations could change significantly based on changes in unobservable inputs used by the pricing service or broker.

(b)The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the

Company's EBITDA and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity discount applied. The illiquidity discount was determined based on the implied discount rate at origination. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security's fair valuation. Such security's fair valuation

53 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

could increase (decrease) significantly based on a decrease (increase) in the illiquidity discount. Such security's fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues..

(c)The Fund fair values certain common stocks at the price provided by a pricing service, adjusted by the Adviser for a liquidation dividend. The Adviser monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security's fair valuation. A significant increase (decrease) in the pricing service's price will result in a significant increase (decrease) to the fair value of the investment. A significant decrease (increase) to the liquidating dividend will result in a significant increase (decrease) to the fair value of the investment.

(d)The Fund fair values certain rights received following a merger at the estimated amount of future recovery proceeds from the sale of assets. The Adviser monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security's fair valuation. A significant increase (decrease) in the auction proceeds will result in a significant increase (decrease) to the fair value of the investment.

(e)The Fund fair values certain warrants at the quote provided by a broker-dealer for the common stock, less the strike price for the warrants. The Adviser monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security's fair valuation. A significant increase (decrease) in the broker price will result in a significant increase (decrease) to the fair value of the investment.

Note 4 - Trustee and Officer Fees and Benefits

Certain Trustees have executed Deferred Compensation Agreement(s) pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan(s), deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees' fees under the plan(s) will not affect the net assets of the Fund and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Deferred Compensation Agreement(s).

Note 5 - Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Deutsche Bank Trust Company Americas, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the

54 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

Note 6 - Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $1,169,998,255 and $4,609,316,766, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$61,721,294
Aggregate unrealized (depreciation) of investments	(1,138,422,559)
Net unrealized appreciation/(depreciation) of investments	$(1,076,701,265)

Cost of investments for tax purposes is $7,472,723,134.

Note 7 - Share Information

Transactions in shares of beneficial interest were as follows:

Six Months Ended February		One Month Ended August		Year Ended July 31, 20193
	29, 20201		31, 20192
Shares		Shares		Shares
	Amount		Amount		Amount

Class A

Sold	14,264,924	$ 106,564,579	3,334,455	$25,513,333	121,894,575	$966,250,971
Automatic
Conversion
Class C
to Class A
Shares	15,209,913	114,589,310	—	—	—	—
Dividends
and/or
distributions
reinvested	7,091,595	52,627,568	1,602,475	12,205,619	20,453,083	161,843,667
Redeemed	(142,833,689)	(1,070,129,235)	(16,149,208)	(123,620,398)	(222,198,045)	(1,758,889,018)
Net increase	(106,267,257)	$(796,347,778)	(11,212,278)	$(85,901,446)	(79,850,387)	$(630,794,380)
(decrease)

55 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

	Six Months Ended February		One Month Ended August		Year Ended July
		29, 20201		31, 20192		31, 20193
	Shares	Amount	Shares	Amount	Shares	Amount
Class C
Sold	3,550,286	$26,557,174	645,497	$4,944,837	23,005,819	$183,900,528
Dividends
and/or
distributions
reinvested	3,237,593	24,083,897	745,666	5,684,712	11,179,383	88,574,723
Automatic
Conversion
Class C	(15,189,792)	(114,589,310)	—	—	—	—
to Class A
Shares
Redeemed	(50,575,913)	(378,475,150)	(9,528,407)	(72,984,279)	(117,970,043)	(931,241,019)
Net increase	(58,977,826)	$(442,423,389)	(8,137,244)	$(62,354,730)	(83,784,841)	$(658,765,768)
(decrease)

Class R
Sold	732,673	$5,481,486	173,093	$1,322,516	4,028,061	$32,105,952
Dividends
and/or
distributions
reinvested	233,990	1,734,647	46,776	355,964	558,633	4,413,596
Redeemed	(2,152,894)	(16,042,308)	(504,374)	(3,858,031)	(3,668,309)	(28,955,863)
Net increase	(1,186,231)	$(8,826,175)	(284,505)	$(2,179,551)	918,385	$7,563,685
(decrease)

Class Y
Sold	47,815,036	$356,776,639	10,956,625	$83,742,171	291,223,580	$2,320,532,574
Dividends
and/or
distributions
reinvested	11,020,279	81,807,989	2,692,312	20,488,490	40,632,916	320,984,990
Redeemed	(308,359,338)	(2,298,756,720)	(70,930,904)	(541,579,258)	(576,193,211)	(4,537,953,718)
Net increase	(249,524,023)		$(57,281,967)	$(437,348,597)	(244,336,715)	$
(decrease)		(1,860,172,092)				(1,896,436,154)

Class R54
Sold	—	$—	—	$—	1,271	$10,000
Dividends
and/or
distributions
reinvested	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Net increase	—	$—	—	$—	1,271	$10,000
(decrease)

56 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

	Six Months Ended February		One Month Ended August		Year Ended July
		29, 20201		31, 20192		31, 20193
	Shares	Amount	Shares	Amount	Shares	Amount
Class R6
Sold	9,670,570	$72,298,835	1,242,362	$9,494,331	69,306,762	$549,913,906
Dividends
and/or
distributions
reinvested	2,091,293	15,511,438	479,068	3,645,710	5,494,978	43,372,060
Redeemed	(73,421,979)	(546,353,163)	(6,933,840)	(52,956,936)	(107,787,292)	(851,503,815)
Net increase	(61,660,116)	$(458,542,890)	(5,212,410)	$(39,816,895)	(32,985,552)	$(258,217,849)
(decrease)

1.There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

2.There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

3.There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

4.Commencement date after the close of business on May 24, 2019.

Note 8 - Unfunded Loan Commitments

As of February 29, 2020, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
	Delayed Draw Term
Southcross Energy Partners, LP	Loan	$3,129,190	$3,129,190

Note 9 - Dividends

The Fund declared the following monthly dividends from net investment income subsequent to February 29, 2020:

57 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

		Amount Per Share
Share Class	Record Date	Payable February 29, 2020
Class A	Daily	0.0262
Class C	Daily	0.0219
Class R	Daily	0.0247
Class Y	Daily	0.0276
Class R5	Daily	0.0280
Class R6	Daily	0.0282

Note 10 - Borrowings

Borrowings. The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing senior loans and other portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in senior loans or other portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund's yield and return. Expenses incurred by the Fund with respect to interest on borrowings and related fees are disclosed separately or as other expenses on the Statement of Operations.

At period end, the Fund had no such borrowings outstanding.

Note 11 - Subsequent Event

During the first quarter of 2020, the World Health Organization declared the Coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Act is a $2 trillion stimulus package to help individuals, businesses and hospitals in response to the economic distress caused by the COVID-19 crisis. The Adviser is assessing the components of the Act and the impacts to the Fund should be immaterial.

58 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES; UPDATES TO SCHEDULE OF INVESTMENTS Unaudited

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-PORT. The most recent list of portfolio holdings is available at invesco. com/completeqtrholdings. Shareholders can also look up the Fund's Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

59 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

INVESCO'S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the "Website"). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as "we" or "Invesco" in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

1NTD

60 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services ("Providers"). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The "Help" section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

61 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

INVESCO'S PRIVACY NOTICE Continued

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children's Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE Atlanta, GA 30309 By phone:

(404)439-3236 By fax:

(404)962-8288 By email: Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

62 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

•Request that we amend, rectify, delete or update the personal data we hold about you;

•Where possible (e.g. in relation to marketing) amend or update your choices around processing;

•Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

63 INVESCO OPPENHEIMER SENIOR FLOATING RATE FUND

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

￿Fund reports and prospectuses

￿Quarterly statements

￿Daily conﬁrmations

￿Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-SFLR-SAR-1 04282020

Semiannual Report

February 29, 2020

Invesco

Oppenheimer

Senior Floating Rate

Plus Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco. com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund's name was Oppenheimer Senior Floating Rate Plus Fund. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together, "OppenheimerFunds"). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit invesco.com for more information or call Invesco's Client Services team at 800-959-4246.

Top Holdings and Allocations	5
Fund Expenses	8
Schedule of Investments	10
Statement of Assets and Liabilities	30
Statement of Operations	32
Statement of Changes in Net Assets	34
Financial Highlights	35
Notes to Financial Statements	41
Portfolio Proxy Voting Policies and Guidelines; Updates to
Schedule of Investments	58
Invesco's Privacy Notice	59

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 2/29/20

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	J.P. Morgan Leveraged
			Loan Index

6-Month	-3.51%	-6.68%	1.31%
1-Year	-4.68	-7.79	3.44
5-Year	1.93	1.25	4.22
Since Inception (8/23/13)	2.26	1.74	4.15

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 3.25% maximum applicable sales charge except where "without sales charge" is indicated. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer Senior

3 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Floating Rate Plus Fund ("Predecessor Fund"). Share class returns will differ from those of the predecessor fund because they have different expenses. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual's investment. See Fund prospectus and summary prospectus for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

4 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Top Holdings and Allocations

TOP FIVE DEBT HOLDINGS

Caesars Growth Properties
Holdings LLC, Sr. Sec. Credit	1.9%
Facilities 1st Lien Term Loan,

4.353% [LIBOR4+275], 12/23/24
Sprint Communications, Inc., Sr.
Sec. Credit Facilities 1st Lien Term	1.9
Loan, 4.125% [LIBOR12+250],

2/2/24
Scientific Games International,
Inc., Sr. Sec. Credit Facilities 1st	1.5
Lien Term Loan, Tranche B5,
4.353%-4.369% [LIBOR12+275],
8/14/24
ION Media Networks, Inc., Sr.
Sec. Credit Facilities 1st Lien Term	1.4
Loan, 4.625% [LIBOR12+300],

12/18/24
Ziggo Financing Partnership, Sr.
Sec. Credit Facilities 1st Lien Term	1.4
Loan, 4.159% [LIBOR12+250],

4/30/28

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of February 29, 2020, and are based on net assets.

For more current Fund holdings, please visit invesco.com.

NRSRO
ONLY
CREDIT RATING BREAKDOWN	TOTAL
BBB	2.9%
BB	39.7
B	34.1
CCC	4.3
CC	0.0*
D	1.3
Unrated	17.7
Total	100.0%

* Less than 0.05%

The percentages above are based on the market value of the Fund's securities as of February 29, 2020, and are subject to change. Except for securities labeled "Unrated," all securities have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"), such as S&P Global Ratings ("S&P"). For securities rated only by an NRSRO other than S&P, Invesco Advisers, Inc. (the "Adviser") converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. For securities not rated by an NRSRO, the Adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the Adviser's credit analysis process is consistent or comparable with any NRSRO's process were that NRSRO to rate the same security. Fund assets invested in Invesco Oppenheimer Institutional Government Money Market Fund are assigned that fund's S&P rating, which is currently AAA. For the purposes of this table, "investment-grade" securities are securities rated within the NRSROs'

four highest rating categories (AAA, AA, A and BBB). Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund's prospectus and Statement of Additional Information for further information.

5 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 2/29/20

		Inception				Since
		Date	6-Month	1-Year	5-Year	Inception
Class A (OSFAX)		8/23/13	-3.51%	-4.68%	1.93%	2.26%
Class C (OSFCX)		8/23/13	-3.93	-5.44	1.11	1.43
Class R (SFRPX)1		5/24/19	-3.71	-5.09	1.64	1.98
Class Y (OSFYX)		8/23/13	-3.52	-4.44	2.18	2.52
Class R5	(SFPPX)1	5/24/19	-3.36	-4.58	1.95	2.28
Class R6	(OSFIX)2	8/23/13	-3.46	-4.39	2.34	2.65
AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 2/29/20

		Inception				Since
		Date	6-Month	1-Year	5-Year	Inception
Class A (OSFAX)		8/23/13	-6.68%	-7.79%	1.25%	1.74%
Class C (OSFCX)		8/23/13	-4.87	-6.34	1.11	1.43
Class R (SFRPX)1		5/24/19	-3.71	-5.09	1.64	1.98
Class Y (OSFYX)		8/23/13	-3.52	-4.44	2.18	2.52
Class R5	(SFPPX)1	5/24/19	-3.36	-4.58	1.95	2.28
Class R6	(OSFIX)2	8/23/13	-3.46	-4.39	2.34	2.65

1.Class R5 shares' performance shown prior to the inception date (after the close of business on May 24, 2019) is that of the predecessor fund's Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class

A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.

2.Pursuant to the closing of the transaction described in the Notes to Financial Statements, after the close of business on May 24, 2019, Class I shares were reorganized as Class R6 shares.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 3.25%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class R, Class Y, Class R5 and Class R6 shares have no sales charge; therefore, performance is at NAV. Effective after the close of business on May 24, 2019, Class A, Class C, Class Y, and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Fund. Class R5 and Class R shares' performance shown prior to the inception date is that of the predecessor fund's Class A shares at NAV and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. Returns shown for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from those of the predecessor fund because of different expenses. See Fund prospectuses and summary prospectuses for more

6 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

The Fund's performance is compared to the performance of the J.P. Morgan Leveraged Loan Index, which tracks the performance of U.S. dollar denominated senior floating rate bank loans. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund's performance, and does not predict or depict performance of the Fund. The Fund's performance reflects the effects of the Fund's business and operating expenses.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco. com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2020.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During 6 Months Ended February 29, 2020" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	September 1, 2019	February 29, 2020	February 29, 2020
Class A	$ 1,000.00	$ 964.90	$7.36
Class C	1,000.00	960.70	11.77
Class R	1,000.00	962.90	8.53
Class Y	1,000.00	964.80	6.08
Class R5	1,000.00	966.40	6.28
Class R6	1,000.00	965.40	6.03
Hypothetical
(5% return before expenses)
Class A	1,000.00	1,017.40	7.55
Class C	1,000.00	1,012.93	12.08
Class R	1,000.00	1,016.21	8.76
Class Y	1,000.00	1,018.70	6.24
Class R5	1,000.00	1,018.50	6.44
Class R6	1,000.00	1,018.75	6.19

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended February 29, 2020 are as follows:

Class	Expense Ratios
Class A	1.50%
Class C	2.40
Class R	1.74

Class Y	1.24
Class R5	1.28
Class R6	1.23

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund's Adviser. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund's prospectus. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

SCHEDULE OF INVESTMENTS February 29, 2020 Unaudited

	Principal Amount	Value
Corporate Loans—101.9%
Consumer Discretionary—29.5%
Auto Components—2.2%
Boing US Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.903%,[LIBOR4+325], 10/3/241,2	$81,680	$79,127
Panther BF Aggregator 2 LP, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.103%,[LIBOR12+350], 4/30/261,2	306,425	299,148
Superior Industries International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.603%,[LIBOR12+400],
5/22/241,2,4	290,518	277,445
Tenneco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.603%,[LIBOR4+275], 10/1/251,2	502,081	472,583
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.103%,[LIBOR12+275],
6/30/221,2	209,484	207,258
		1,335,561

Automobiles—0.1%
Thor Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.375%,[LIBOR4+375], 2/1/261,2	88,664	87,334

Distributors—0.3%
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.603%,[LIBOR12+500], 9/25/241,2	171,334	164,481
Wastequip/Patriot Container Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 3/20/251,2,3	15,086	15,011
		179,492

Diversified Consumer Services—0.1%
Weight Watchers International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.72%,[LIBOR12+475],
11/29/241,2	55,935	55,981

Entertainment—1.2%
1232743 BC Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 2/7/271,2,3	148,130	138,872
CDS US Intermediate Holdings, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.695%,[LIBOR4+375],
7/8/221,2	52,256	48,337
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit
Facilities 1st Lien Exit Term Loan, 1.50% PIK Rate, 6.713%
Cash Rate, 3/24/241,2,5	83,772	86,809
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 2.50% PIK Rate, 7.713% Cash
Rate, 9/25/241,2,5	49,166	37,182
Lions Gate Capital Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 3.853%,[LIBOR4+225], 3/24/251,2	135,492	132,104
Metro-Goldwyn-Mayer, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.11%,[LIBOR4+250], 7/3/251,2	238,791	237,448
10	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Entertainment (Continued)
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.363%,[LIBOR4+275], 12/6/231,2	$74,633	$58,213
		738,965

Hotels, Restaurants & Leisure—8.6%
1011778 BC ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.353%,[LIBOR12+175], 11/19/261,2	80,088	78,886
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.103%,[LIBOR12+350],
5/30/251,2	48,320	35,667
Aramark Intermediate HoldCo Corp., U.S. Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B4, 1/15/271,2,3	23,252	23,150
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.353%,[LIBOR4+275],
12/23/241,2	1,179,568	1,144,149
CDS US Intermediate Holdings, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.695%,[LIBOR4+375],
7/8/221,2	66,090	61,133
Churchill Downs, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.61%,[LIBOR12+200], 12/27/241,2	103,085	102,827
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.853%,[LIBOR12+225], 4/18/241,2	259,174	256,853
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.875%-3.938%,[LIBOR4+225], 4/17/241,2	106,386	106,187
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 3.603%,[LIBOR12+200], 11/30/231,2	26,180	25,820
Froneri, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
3.853%,[LIBOR12+225], 1/29/271,2	110,969	109,466
Froneri, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
7.395%,[LIBOR12+575], 1/31/281,2	53,487	53,755
Gateway Casinos & Entertainment Ltd., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
4.945%,[LIBOR4+300], 12/1/231,2	211,471	207,242
GVC Holdings plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B2, 3.913%,[LIBOR4+275], 3/29/241,2	235,800	231,084
IRB Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.379%,[LIBOR12+275], 2/5/251,2	383,958	375,799
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.409%,[LIBOR12+175], 4/3/251,2	79,744	79,221
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 11.639%,[LIBOR12+1,000], 1/21/211,2,4	12,844	12,844
Scientific Games International, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B5,
4.353%-4.369%,[LIBOR12+275], 8/14/241,2	923,353	898,252
SeaWorld Parks & Entertainment, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B5, 4.603%,[LIBOR4+300],
4/1/241,2	246,827	238,497
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.445%,[LIBOR4+350], 7/10/251,2	433,588	433,451
11	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 1/30/271,2,3	$426,294	$417,946
Topgolf International, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.159%,[LIBOR12+550], 2/9/261,2	24,813	24,766
Town Sports International LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.103%,[LIBOR12+350],
11/15/201,2	212,301	178,067
Weight Watchers International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.72%,[LIBOR12+475],
11/29/241,2	18,878	18,893
Wyndham Hotels & Resorts, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 3.353%,[LIBOR4+200], 5/30/251,2	55,748	55,414
		5,169,369

Household Durables—0.4%
Lifetime Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.103%,[LIBOR12+350], 2/28/251,2	44,213	42,665
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.129%,[LIBOR4+350], 11/8/231,2	212,355	125,688
TGP Holdings III LLC/Traeger Pellet Grills Holdings LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, 6.027%,[LIBOR4+425],
9/25/241,2	87,260	81,151
		249,504

Interactive Media & Services—0.3%
Ancestry.com, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.86%,[LIBOR12+425], 8/27/261,2	212,462	192,278

Internet & Catalog Retail—0.3%
Rodan & Fields LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.659%,[LIBOR12+400], 6/16/251,2	206,801	146,829
Sungard AS New Holdings III LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.50% PIK Rate, 5.668% Cash Rate,
11/3/221,2,5	15,484	8,787
		155,616

Leisure Products—0.5%
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.603%,[LIBOR12+500], 9/25/241,2	233,445	224,107
Callaway Golf Co., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.153%,[LIBOR12+450], 1/4/261,2	51,150	51,086
		275,193

Media—12.0%
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.103%,[LIBOR4+350], 9/27/241,2	92,545	91,099
Advantage Sales & Marketing Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 7/23/211,2,3	67,910	65,916
Advantage Sales & Marketing, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B2, 7/25/211,2,3	14,911	14,436

12 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Media (Continued)
Cengage Learning, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6/7/231,2,3	$83,000	$77,035
Checkout Holding Corp., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 9.16%,[LIBOR12+750], 2/15/231,2	168,889	130,044
Checkout Holding Corp., Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, 9.50% PIK Rate, 2.660% Cash
Rate,[LIBOR4+100], 8/15/231,2,5	106,906	41,159
Cogeco Communications USA II LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 3.603%,[LIBOR12+237.5],
1/3/251,2	218,868	215,585
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.909%,[LIBOR12+225], 7/17/251,2	289,676	287,018
Tranche B, 3.909%,[LIBOR4+225], 1/15/261,2	182,329	180,164
iHeartCommunications, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5/1/261,2,3	439,963	433,363
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B4, 4.625%,[LIBOR12+300], 12/18/241,2	874,546	866,347
Iridium Satellite LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.353%,[LIBOR12+375], 11/4/261,2	16,021	16,036
LUPR Loan Financing LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.659%,[LIBOR12+500], 10/15/261,2	152,930	154,204
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.659%,[LIBOR4+575], 8/13/211,2	285,491	286,245
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 3.831%,[LIBOR12+225], 1/17/241,2	128,976	128,509
NEP Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.853%,[LIBOR4+325], 10/20/251,2	384,541	360,188
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.853%,[LIBOR4+225], 1/17/241,2	575,856	573,771
Tranche B, 4.331%,[LIBOR4+275], 9/21/261,2	133,232	132,466
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.16%,[LIBOR4+250], 9/30/261,2	89,889	88,541
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.88%,[LIBOR12+325], 8/24/261,2	492,951	452,899
Tranche B2, 3.86%,[LIBOR12+225], 1/3/241,2	373,129	367,532
Telesat LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.36%,[LIBOR12+275], 12/7/261,2	396,633	391,675
Univision Communications, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche C5, 4.353%,[LIBOR12+275],
3/15/241,2	485,945	469,180
UPC Broadband Holding B.V., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 3.915%,[LIBOR12+225], 5/1/281,2	113,439	113,156
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.159%,[LIBOR12+250], 1/4/281,2	440,000	433,767
Ziggo Financing Partnership, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.159%,[LIBOR12+250], 4/30/281,2	846,244	822,973
		7,193,308

Specialty Retail—2.7%

AI Aqua Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:

13 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Specialty Retail (Continued)
Tranche B, 4.853%,[LIBOR12+325], 12/13/231,2	$475,450	$465,346
Tranche B1, 4.895%,[LIBOR12+325], 12/13/231,2	213,200	209,203
CWGS Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.416%,[LIBOR12+275], 11/8/231,2	93,104	85,609
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.66%,[LIBOR12+400], 3/11/221,2	368,168	364,664
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.159%,[LIBOR4+350], 11/8/231,2	743,717	440,188
Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.655%,[LIBOR12+500], 4/16/261,2	34,269	33,378
Wand NewCo 3, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 2/5/261,2,3	9,399	9,246
		1,607,634

Textiles, Apparel & Luxury Goods—0.8%
International Textile Group, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.581%,[LIBOR4+500], 5/1/241,2	139,895	111,916
SIWF Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.853%,[LIBOR12+425], 6/15/251,2	346,179	341,851
		453,767

Consumer Staples—4.5%
Beverages—0.7%
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.353%-4.397%,[LIBOR12+275], 4/6/241,2	298,384	294,904
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B3, 4.954%,[LIBOR4+325], 3/28/251,2	93,034	92,103
		387,007

Food & Staples Retailing—1.0%
CM Acquisition Co., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.945%,[LIBOR4+1,000], 7/26/231,2	53,743	51,100
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.00%,[LIBOR12+275], 4/6/241,2	124,172	122,724
Mastronardi Produce Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5/1/251,2,3	1,954	1,957
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 3.908%,[LIBOR12+225], 5/15/241,2	279,781	277,247
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 5.027%,[LIBOR4+325], 1/26/231,2	7,488	6,009
United Natural Foods, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.853%,[LIBOR12+425], 10/22/251,2	187,903	158,191
		617,228

Food Products—1.6%
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.291%,[LIBOR12+368.75], 5/23/251,2	425,265	418,489

14 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Food Products (Continued)
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 3.853%-4.027%,[LIBOR12+225], 8/3/251,2	$547,229	$540,049
		958,538

Personal Products—1.2%
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 3.921%,[LIBOR4+225], 4/7/251,2	367,137	359,799
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.113%,[LIBOR12+350], 9/7/231,2	508,746	345,523
		705,322

Energy—6.1%
Energy Equipment & Services—1.1%
Bison Midstream Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.639%,[LIBOR12+400],
5/21/251,2	99,325	83,061
Covia Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.874%,[LIBOR4+400], 6/1/251,2	77,359	58,522
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.353%,[LIBOR12+375], 10/2/231,2	50,824	50,283
McDermott International Inc., Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 10/23/201,2,3,4	107,201	106,665
McDermott Technology (Americas), Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 11.80%,[LIBOR4+1,000],
10/21/211,2	37,286	40,704
McDermott Technology (Americas), Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Tranche B,
6.945%,[LIBOR12+500], 5/9/251,2	206,473	121,884
McDermott Technology (Americas), Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan, Delayed Draw,
11.90%,[LIBOR4+1,000], 10/21/211,2	16,948	18,502
McDermott Technology (Americas), Inc., Sr. Sec. Credit
Facilities Debtor in Possession 1st Lien Term Loan,
10/21/201,2,3	124,038	126,416
Petroleum GEO-Services ASA (PGS Finance, Inc.), Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
8.662%,[LIBOR4+700], 3/19/231,2	80,159	77,855
		683,892

Oil, Gas & Consumable Fuels—5.0%
Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.139%,[LIBOR12+650], 3/30/231,2	47,499	43,105
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.445%,[LIBOR4+350], 10/31/241,2	336,647	297,091
Buckeye Partner LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.405%,[LIBOR12+275], 11/1/261,2	70,588	69,941
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.027%,[LIBOR12+525], 4/11/221,2	403,752	318,292
GIP III Stetson I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.889%,[LIBOR4+425], 7/18/251,2	72,079	65,892
15	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.603%,[LIBOR12+400], 2/15/241,2	$303,181	$278,105
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 9.354%,[LIBOR4+725], 10/17/221,2,6	3,167,088	557,629
Tranche B3, 9.854%,[LIBOR4+775], 10/17/221,2,6	483,999	86,215
Murray Energy Corp., Sr. Sec. Credit Facilities Debtor in
Possession 1st Lien Term Loan, 13.00%,[LIBOR12+1,100],
7/31/201,2	544,064	543,610
Navitas Midstream Midland Basin LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.103%,[LIBOR12+450],
12/13/241,2	149,881	136,891
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.945%,[LIBOR4+400], 11/9/201,2	70,037	59,074
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.945%,[LIBOR4+600], 2/21/211,2	784,754	250,336
Southcross Energy Partners, LP, Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, Delayed Draw, 0.50%, 1/31/251,2,7	19,725	19,725
Southcross Energy Partners, LP, Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, 1/31/251,2,3,4	22,887	23,574
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 5.603%,[LIBOR4+400], 4/12/241,2,5	392,471	219,784
		2,969,264

Financials—13.3%
Capital Markets—3.3%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.277%,[LIBOR4+350], 6/13/241,2	257,181	246,090
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 4.945%,[LIBOR4+300], 1/31/241,2	67,738	65,452
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.412%,[LIBOR4+275], 7/15/251,2	431,773	418,552
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.853%,[LIBOR4+425], 10/1/251,2	588,901	581,725
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8.103%,[LIBOR4+650], 10/13/221,2	655,000	651,725
		1,963,544

Commercial Banks—0.2%
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.416%,[LIBOR12+275], 1/25/241,2	29,247	29,174
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.103%,[LIBOR12+250], 8/27/251,2	50,931	50,008
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.389%,[LIBOR12+275], 6/28/231,2	41,892	41,852
		121,034

Diversified Financial Services—5.7%
Cast & Crew Payroll LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2/7/261,2,3	46,244	45,811

16 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Diversified Financial Services (Continued)
Digicel International Finance Ltd., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.87%,[LIBOR4+325], 5/27/241,2	$142,798	$126,377
Fiserv Investment Solutions, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.442%,[LIBOR4+475], 2/10/271,2	43,788	44,062
GI Revelation Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.603%,[LIBOR12+500], 4/16/251,2	102,261	97,659
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.603%,[LIBOR12+400], 5/23/251,2	174,353	173,263
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.945%,[LIBOR4+400], 5/1/241,2	440,257	425,605
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche A, 8.89%,[LIBOR4+700], 8/7/201,2,4	58,843	53,547
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.103%,[LIBOR12+275], 6/21/241,2	79,335	75,567
Tranche B2, 3.853%,[LIBOR4+250], 11/19/211,2	46,603	46,254
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.853%,[LIBOR12+325], 2/15/271,2	341,953	333,404
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.86%,[LIBOR12+525], 9/29/201,2	621,114	313,662
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.61%,[LIBOR12+900], 9/29/211,2,4	31,112	4,667
Pi US Mergerco, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 4.853%,[LIBOR12+350], 1/3/251,2	113,505	113,133
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.86%,[LIBOR12+325], 4/24/221,2	528,279	482,202
RPI 2019 Intermediate Finance Trust, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 2/7/271,2,3	174,690	174,800
RPI Intermediate Finance Trust, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 2/7/271,2,3	162,218	161,509
Sheridan Holding Co. II LLC, Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 8.765%,[LIBOR12+700],
3/16/201,2,4	29,886	30,035
Sheridan Holding Co. II LLC, Sr. Sec. Credit Facilities Debtor
in Possession 1st Lien Term Loan, 8.765%,[LIBOR12+700],
3/19/201,2,4	29,886	29,886
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.13%,[LIBOR4+350], 12/16/201,2,6	207,367	52,360
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.13%,[LIBOR4+350], 12/16/201,2,6	37,783	9,540
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.13%,[LIBOR4+350], 12/16/201,2,6	18,313	4,624
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.945%,[LIBOR4+500], 5/29/261,2	692,941	537,462
Verscend Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.103%,[LIBOR12+450], 8/27/251,2	75,192	75,051
		3,410,480

Insurance—2.8%
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.603%,[LIBOR12+300], 5/9/251,2	346,992	340,920
17	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Insurance (Continued)
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.353%,[LIBOR12+275], 1/25/241,2	$146,446	$146,079
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.603%,[LIBOR12+300], 8/4/221,2	198,997	197,505
Tranche B6, 4.603%,[LIBOR12+300], 11/3/231,2	208,693	207,215
Tranche B7, 4.603%,[LIBOR12+300], 11/3/241,2	64,025	63,572
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.52%-4.551%,[LIBOR6+275], 4/25/251,2	332,087	323,994
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.945%,[LIBOR4+300], 5/16/241,2	421,805	413,369
		1,692,654

Real Estate Investment Trusts (REITs)—1.3%
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.103%,[LIBOR12+250], 8/27/251,2	153,139	150,363
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 4.416%,[LIBOR12+275], 6/28/231,2	75,854	75,783
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.353%,[LIBOR12+375], 1/30/241,2	245,101	219,060
Tranche C, 5.353%,[LIBOR12+375], 1/30/241,2	17,295	15,457
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.831%,[LIBOR12+225], 2/8/251,2	298,604	287,406
		748,069

Health Care—7.5%
Biotechnology—0.8%
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.103%,[LIBOR12+275], 6/21/241,2	528,324	503,228

Health Care Equipment & Supplies—1.9%
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.103%,[LIBOR4+450], 10/24/231,2	83,057	78,766
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.695%,[LIBOR4+275],
9/24/241,2	98,753	88,384
Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.905%,[LIBOR4+325], 6/30/251,2	462,307	441,503
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.58%,[LIBOR4+250], 3/6/251,2	306,855	305,128
VVC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.158%,[LIBOR4+450], 2/11/261,2	241,357	239,245
		1,153,026

Health Care Providers & Services—3.0%
Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.145%,[LIBOR12+250], 2/11/221,2	14,549	14,519
Tranche B4, 4.103%,[LIBOR12+250], 2/16/231,2	113,252	113,016
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.103%,[LIBOR4+450], 10/24/231,2	40,864	38,753

18 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Health Care Providers & Services (Continued)
Ardent Health Partners LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.103%,[LIBOR12+450], 6/30/251,2	$231,475	$232,959
Dentalcorp Health Services ULC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6/6/251,2,3	3,397	3,350
Enterprise Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.353%,[LIBOR4+375], 10/10/251,2	272,763	221,347
Explorer Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.231%,[LIBOR4+450], 11/20/261,2	95,612	95,293
Eyecare Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2/5/271,2,3	8,201	8,105
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.103%,[LIBOR4+250], 8/18/221,2	198,320	197,452
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4.695%,[LIBOR4+300], 6/7/231,2	223,352	213,394
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.86%,[LIBOR4+325], 9/2/241,2	462,323	448,454
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.353%,[LIBOR12+275], 2/6/241,2	263,311	201,433
WP CityMD Bidco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.445%,[LIBOR4+450], 8/13/261,2	17,088	17,026
		1,805,101

Life Sciences Tools & Services—0.5%
PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.353%,[LIBOR4+300], 9/27/241,2	273,201	266,143

Pharmaceuticals—1.3%
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.286%,[LIBOR4+350], 9/26/241,2	60,419	57,936
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.125%,[LIBOR12+350], 5/4/251,2	121,237	108,103
Bausch Health Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.659%,[LIBOR4+300], 6/2/251,2	183,549	182,792
Elanco Animal Health, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 2/4/271,2,3	170,212	168,793
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.875%,[LIBOR12+425], 4/29/241,2	236,215	226,717
		744,341

Industrials—7.2%
Aerospace & Defense—2.1%
Arconic Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 2/4/271,2,3	63,472	62,916
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 4.36%,[LIBOR4+250],
10/4/241,2,4	365,067	344,075

19 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Aerospace & Defense (Continued)
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 5/30/251,2,3	$335,761	$328,732
Tranche F, 12/9/251,2,3	323,474	317,005
Tranche G, 8/22/241,2,3	109,953	108,098
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.53%,[LIBOR4+375], 4/30/251,2	84,246	82,210
		1,243,036

Air Freight & Couriers—0.4%
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.16%,[LIBOR12+350], 11/6/241,2	243,669	241,689

Airlines—0.5%
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.363%,[LIBOR12+175], 6/27/251,2	108,900	104,054
First American Payment Systems LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.624%,[LIBOR12+475], 1/5/241,2	73,625	73,625
Kestrel Bidco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.653%,[LIBOR12+300], 12/11/261,2	100,725	97,502
		275,181

Building Products—0.6%
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 2/28/271,2,3	112,281	110,737
VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.603%,[LIBOR12+325], 2/28/241,2,4	171,901	166,744
Ventia Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.445%,[LIBOR4+350], 5/21/261,2,4	57,725	57,797
		335,278

Commercial Services & Supplies—1.3%
Belron Finance US LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.992%,[LIBOR4+250], 11/7/241,2	147,000	146,081
CSC SW Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.093%,[LIBOR4+325], 11/14/221,2	125,726	124,050
Engineered Machinery Holdings, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 7/19/241,2,3	42,549	41,379
Greenrock Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6/5/241,2,3	83,352	83,029
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.603%,[LIBOR4+400], 5/23/251,2	123,680	122,907
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.853%,[LIBOR4+325], 3/20/251,2	233,207	225,336
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Delayed Draw, 4.895%, 3/20/251,2	23,834	23,030
		765,812

20 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Electrical Equipment—0.4%
Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.75%,[PRIME4+300],
11/30/231,2	$221,274	$220,536

Machinery—0.5%
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 2/28/271,2,3	96,445	95,119
North American Lifting Holdings, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.445%,[LIBOR4+450], 11/27/201,2	183,642	163,544
Westinghouse Electric Company LLC/Brookfield WEC
Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.603%,[LIBOR12+300], 8/1/251,2	66,157	65,110
		323,773

Marine—0.3%
Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 11/12/201,2,3	368,134	128,387
Commercial Barge Line Co., Sr. Sec. Credit Facilities Debtor in
Possession 1st Lien Term Loan, 8/11/201,2,3	16,589	16,091
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.713%,[LIBOR4+600], 7/2/231,2	51,052	38,033
		182,511

Professional Services—0.4%
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.831%-4.954%,[LIBOR6+325], 3/3/251,2	297,473	273,675

Road & Rail—0.1%
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.603%,[LIBOR12+300], 7/29/221,2	82,278	81,798
Tranche B2, 4.603%,[LIBOR12+300], 7/29/221,2	6,328	6,291
		88,089

Transportation Infrastructure—0.6%
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.16%,[LIBOR12+350], 11/6/241,2	175,027	173,605
Standard Aero Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.213%,[LIBOR4+350], 4/6/261,2	129,551	127,365
Standard Aero Ltd., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 5.213%,[LIBOR4+350], 4/6/261,2	69,651	68,476
		369,446

Information Technology—14.2%
Communications Equipment—2.2%
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 5.90%,[LIBOR12+425], 12/15/241,2	794,047	758,315
Ciena Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3.397%,[LIBOR12+175], 9/26/251,2	20,283	20,316
21	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Communications Equipment (Continued)
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.853%,[LIBOR4+425], 11/29/251,2	$212,038	$203,063
Plantronics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.103%,[LIBOR12+250], 7/2/251,2	323,806	298,442
Procera Networks, Inc./Sandvine Corp., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 6.103%,[LIBOR12+450],
10/31/251,2	32,648	32,689
		1,312,825

Electronic Equipment, Instruments, & Components—0.4%
Compass Power Generation LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 5.103%,[LIBOR12+350],
12/20/241,2	46,209	45,666
TruGreen LP, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.353%,[LIBOR12+375], 3/19/261,2	39,700	39,849
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.081%,[LIBOR4+250], 9/28/241,2	182,047	180,227
		265,742

Internet Software & Services—1.5%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.277%,[LIBOR4+350], 6/13/241,2	100,365	96,037
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 5.90%,[LIBOR6+425], 12/15/241,2	415,790	397,079
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.177%,[LIBOR4+425], 5/16/251,2	328,204	321,229
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 6.445%,[LIBOR4+450], 1/27/231,2	66,229	62,310
		876,655

IT Services—5.8%
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.853%,[LIBOR12+375], 2/28/251,2	234,331	232,281
Banff Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.853%,[LIBOR4+425], 10/2/251,2	346,923	334,347
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.353%,[LIBOR12+300], 5/9/241,2	307,144	306,376
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
0.75% PIK Rate, 7.910% Cash Rate, 4/6/221,2,5	107,858	58,041
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.409%,[LIBOR4+550], 4/1/211,2	115,000	97,319
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.909%,[LIBOR4+500], 4/1/211,2	529,885	448,418
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.659%,[LIBOR4+875], 4/1/221,2	40,000	13,200
KBR, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche
B, 2/3/271,2,3	15,669	15,610
Moneygram International, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.603%,[LIBOR12+600],
6/30/231,2	96,566	91,899

22 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
IT Services (Continued)
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st
Lien Exit Term Loan, 8.103%,[LIBOR4+650], 3/29/241,2	$163,590	$135,780
Nascar Holdings Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.389%,[LIBOR12+275], 10/19/261,2	30,316	30,210
NeuStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B4, 5.103%,[LIBOR12+350], 8/8/241,2	271,976	248,858
Pi US Mergerco, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B1, 4.853%,[LIBOR12+350], 1/3/251,2	54,259	54,082
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.603%,[LIBOR12+300], 2/1/241,2	450,906	442,923
Surf Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 10/14/261,2,3	94,758	93,455
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 6.103%,[LIBOR12+450], 1/27/231,2	344,524	324,140
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.889%,[LIBOR12+325], 8/18/231,2	538,879	522,713
		3,449,652

Semiconductors & Semiconductor Equipment—0.3%
Xperi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.103%,[LIBOR12+250], 12/1/231,2	195,688	195,688

Software—3.3%
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.049%,[LIBOR4+325], 3/3/251,2	7,564	6,959
Brave Parent Holdings, Inc./Bomgar Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.777%,[LIBOR4+400],
4/18/251,2	76,460	75,408
Camelot Finance SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 10/31/261,2,3	34,601	34,514
Castle US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 1/24/271,2,3	111,963	107,204
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 1/24/271,2,3	55,367	55,264
Fusion Connect, Inc., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 11.50%,[LIBOR4+950], 1/14/251,2	74,263	74,511
Fusion Connect, Inc., Sr. Sec. Credit Facilities 1st Lien Exit
Term Loan, 10.00%,[LIBOR4+950], 7/14/251,2	136,390	97,519
GlobalLogic Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.353%,[LIBOR12+275], 8/1/251,2	392	388
Helios Software Holdings, Inc./ION Corporate Solutions
Finance Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.853%,[LIBOR12+425], 10/24/251,2	125,144	124,929
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.695%,[LIBOR4+275], 2/1/221,2	196,129	195,344
Informatica LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 2/14/271,2,3	55,375	54,406
Mavenir Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.68%,[LIBOR4+600], 5/8/251,2	37,448	37,542
23	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Software (Continued)
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.353%,[LIBOR12+375], 9/30/241,2	$281,491	$279,644
Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.853%,[LIBOR12+325], 11/29/241,2	38,992	38,315
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 4.353%,[LIBOR12+275], 3/3/231,2	225,191	221,907
SS&C Technologies Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 3.353%,[LIBOR12+175], 4/16/251,2	13,896	13,763
SS&C Technologies Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 3.35%,[LIBOR12+175], 4/16/251,2	204,098	201,943
Tranche B4, 3.35%,[LIBOR12+175], 4/16/251,2	145,916	144,376
TIBCO Software, Inc., Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.67%,[LIBOR12+400], 6/30/261,2	192,270	190,588
TIBCO Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 7/3/261,2,3,4	19,379	19,257
VS Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 2/19/271,2,3	23,390	23,186
		1,996,967

Technology Hardware, Storage & Peripherals—0.7%
Diebold Nixdorf, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche A, 6.438%,[LIBOR12+475], 4/30/221,2	125,599	124,029
Genuine Financial Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.353%,[LIBOR4+375], 7/11/251,2	212,313	208,066
Optiv Security, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.853%,[LIBOR12+325], 2/1/241,2	102,143	88,202
		420,297

Materials—5.5%
Chemicals—2.6%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B1, 4.945%,[LIBOR4+300], 1/31/241,2	342,823	331,253
Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 11/30/241,2,3	585	583
Hexicon, Inc., Sec. Credit Facilities 1st Lien Exit Term Loan,
Tranche B, 5.41%,[LIBOR4+350], 7/1/261,2	44,289	43,847
Momentive Performance Materials USA LLC, Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
4.86%,[LIBOR4+325], 5/15/241,2	254,300	245,241
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.103%,[LIBOR4+350], 2/14/241,2	80,915	79,903
Polar US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.624%-6.695%,[LIBOR4+475], 10/15/251,2,4	51,078	49,929
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
2/8/251,2,3	16,206	15,978
Starfruit US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.671%,[LIBOR12+325], 10/1/251,2	557,656	540,926

24 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Chemicals (Continued)
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.353%,[LIBOR12+275], 9/23/241,2	$259,583	$254,132
		1,561,792

Construction Materials—0.7%
Acproducts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8/14/251,2,3	34,307	34,736
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.103%,[LIBOR12+275], 11/15/231,2	391,725	385,850
		420,586

Containers & Packaging—2.1%
Ball Metalpack Finco LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.113%,[LIBOR12+450], 7/31/251,2	144,100	127,709
Berry Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
3.671%,[LIBOR12+200], 7/1/261,2	169,150	166,719
Flex Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 5.159%,[LIBOR4+325], 6/29/251,2	356,378	342,012
Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.11%,[LIBOR12+250], 10/14/241,2	181,113	177,415
ProAmpac PG Borrower LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.147%-5.294%,[LIBOR12+350], 11/20/231,2	87,257	83,767
Reynolds Consumer Products LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 3.501%,[LIBOR4+175], 2/4/271,2	346,265	343,181
		1,240,803

Metals & Mining—0.0%
Dynacast International LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.195%,[LIBOR4+325], 1/28/221,2	24,119	22,611

Paper & Forest Products—0.1%
Clearwater Paper Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.938%,[LIBOR4+325], 7/26/261,2,4	75,000	74,812

Telecommunication Services—11.0%
Diversified Telecommunication Services—7.9%
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B13, 5.659%,[LIBOR4+400], 8/14/261,2	276,252	271,418
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 3/15/271,2,3	814,910	792,843
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.853%,[LIBOR12+325], 10/2/241,2	297,148	297,240
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 4.66%,[LIBOR4+300], 5/1/241,2	380,980	325,645
CommScope, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B2, 4.853%,[LIBOR12+325], 4/6/261,2	212,741	209,816
Consolidated Communications, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 4.61%,[LIBOR12+300],
10/5/231,2	522,321	495,552
25	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Daseke Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.603%,[LIBOR12+500], 2/27/241,2	$132,600	$127,958
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
6.28%,[LIBOR4+450], 8/6/211,2	222,747	187,851
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
13.43% PIK Rate, 0.00% Cash Rate, [LIBOR4+1,150],
2/6/221,2,5	71,614	18,500
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.28%,[LIBOR4+950], 2/4/221,2	57,436	14,837
Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 6.103%,[LIBOR12+450], 11/1/241,2	322,233	263,023
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
4.353%,[LIBOR4+275], 7/31/251,2	85,147	82,274
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B12, 5.346%,[LIBOR12+368.75], 1/31/261,2	422,791	412,221
SpeedCast International Ltd., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.549%,[LIBOR4+275], 5/15/251,2	133,416	88,943
Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 4.688%,[LIBOR12+300], 2/2/241,2	249,370	247,812
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4/30/281,2,3	285,000	277,341
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 9.863%,[LIBOR4+825], 2/23/221,2,4	608,628	637,233
		4,750,507

Wireless Telecommunication Services—3.1%
American Teleconferencing Services Ltd., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 8.228%-8.242%,[LIBOR6+650],
6/8/231,2	61,347	35,990
Front Range BidCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2/21/271,2,3	102,282	100,218
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B3, 5.682%,[LIBOR4+375], 11/27/231,2	327,580	324,167
Tranche B4, 6.432%,[LIBOR4+450], 1/2/241,2	50,000	50,527
MLN US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.155%,[LIBOR12+450], 11/30/251,2	244,291	231,314
Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.125%,[LIBOR12+250], 2/2/241,2	1,131,117	1,122,633
		1,864,849

Utilities—3.1%
Electric Utilities—2.6%
APLP Holdings Limited Partnership, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 4/14/251,2,3	51,176	50,760
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 3.603%,[LIBOR12+250], 1/15/251,2	83,509	82,517
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.353%,[LIBOR12+375], 10/2/231,2	361,987	358,141

26 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Electric Utilities (Continued)
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.86%-5.20%,[LIBOR12+325],
6/28/231,2	$181,880	$181,556
Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 5.909%,[LIBOR12+425], 5/2/251,2	270,279	231,088
Granite Generation LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.353%-5.695%,[LIBOR12+375], 11/9/261,2	415,861	410,923
Heritage Power LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.771%,[LIBOR4+600], 7/30/261,2	174,995	167,558
SharkNinja Operating LLC/Global Appliance Inc., Sr.
Sec. Credit Facilities 1st Lien Term Loan, Tranche B,
5.61%,[LIBOR12+400], 9/29/241,2	52,342	51,034
		1,533,577

Independent Power and Renewable Electricity Producers—0.5%
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B10, 3.603%,[LIBOR12+250], 8/12/261,2	35,124	34,626
Tranche B5, 4.20%,[LIBOR4+225], 1/15/241,2	173,650	171,262
Invenergy Thermal Operating I LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8/28/251,2,3	2,144	2,144
Kestrel Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 5.86%,[LIBOR12+425], 6/2/251,2	123,125	109,813
		317,845
Total Corporate Loans (Cost $66,804,900)		61,047,107

Corporate Bonds and Notes—2.7%
CenturyLink, Inc., 4.00% Sr. Sec. Nts., 2/15/278	138,000	139,021
ESH Hospitality, Inc., 4.625% Sr. Unsec. Nts., 10/1/278	122,000	119,176
Peabody Energy Corp., 6.375% Sr. Sec. Nts., 3/31/258	765,000	527,850
Revlon Consumer Products Corp., 5.75%, 2/15/21	300,000	264,675
Tesla, Inc., 5.30%, 8/15/258	562,000	563,399
Total Corporate Bonds and Notes (Cost $1,803,617)		1,614,121
	Shares
Preferred Stocks—0.1%
Southcross Energy Partners, LP, Series A9	72,722	57,450
Southcross Energy Partners, LP, Series B9	20,954	25,669
Total Preferred Stocks (Cost $72,703)		83,119

Common Stocks—4.2%
Arch Coal, Inc., Cl. A	24,098	1,213,334
Ascent Resources - Marcellus LLC, Cl. A9	34,124	29,858
Avaya Holdings Corp.9	30,500	395,280
Caesars Entertainment Corp.9	100	1,271
Catalina Marketing Corp. (Pacifico, Inc.)9	1,583	6,332
Clear Channel Outdoor Holdings, Inc., Cl. A9	63,867	132,205
Crossmark Holdings, Inc.9	724	41,026
Deluxe Entertainment Services Group, Inc.9	10,308	11,148
Fusion9	1	4
Gymboree Corp. (The)4,9	3,550	—
27	INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Common Stocks (Continued)
Gymboree Holding Corp.4,9	10,048	$—
Harvey Gulf International Marine LLC9	657	7,555
iHeartMedia, Inc.9	17,010	239,212
iHeartMedia, Inc., Cl. A9	27,160	410,388
IPC Corp.9	451	677
Larchmont Resources LLC9	78	13,692
Quicksilver Resources, Inc.4,9	571,500	—
Sabine Oil & Gas Holdings, Inc.4,9	94	1,667
Southcross Energy Partners, LP9	11,491	1,724
Sunguard Equity9	225	1,350
Templar Energy, Cl. A9	7,400	592
Total Common Stocks (Cost $4,965,250)		2,507,315
	Units
Rights, Warrants and Certificates—0.1%
Ascent Resources - Marcellus LLC Wts., Exp. 12/31/499	8,835	265
Fusion Wts., Exp. 1/14/404,9	5,909	22,100
Media General, Inc. Rts, Exp. 12/31/494,9,10	30,400	1,763
Total Rights, Warrants and Certificates (Cost $60,463)		24,128
	Shares	Value
Investment Company—1.1%
Invesco Government & Agency Portfolio, Institutional Class, 1.50%11 (Cost
$663,515)	663,515	$663,515
Total Investments, at Value (Cost $74,370,448)	110.1%	65,939,305
Net Other Assets (Liabilities)	(10.1)	(6,031,296)
Net Assets	100.0%	$59,908,009

Footnotes to Schedule of Investments

1.Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/ or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

2.Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five year.

3.The variable rate interest will settle after February 29, 2020, at which time the interest rate will be determined.

4.The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying

Notes.

5.Interest or dividend is paid-in-kind, when applicable.

6.This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.

7.All or a portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 10.

28 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Footnotes to Schedule of Investments (continued)

8.Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933

Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $1,349,446, which represented 2.25% of the Fund's Net Assets.

9.Non-income producing security.

10.Security received as the result of issuer reorganization.

11.The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the

7-day SEC standardized yield as of February 29, 2020.

Glossary:

Definitions
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
PRIME4	United States Prime Rate-Quarterly

See accompanying Notes to Financial Statements.

29 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF ASSETS AND LIABILITIES February 29, 2020 Unaudited

Assets
Investments, at value—see accompanying schedule of investments:
Unaffiliated companies (cost $73,706,933)	$65,275,790
Affiliated companies (cost $663,515)	663,515
65,939,305
Cash	386,360
Receivables and other assets:
Investments sold	10,921,670
Shares of beneficial interest sold	210,706
Interest and dividends	198,989
Other	154,617
Total assets	77,811,647

Liabilities
Payables and other liabilities:
Payable for borrowings	10,750,000
Investments purchased	6,575,669
Shares of beneficial interest redeemed	298,416
Payable for loan commitments	19,725
Dividends	16,670
Shareholder communications	16,533
Trustees' compensation	15,460
Distribution and service plan fees	13,627
Interest expense on borrowings	13,255
Transfer and shareholder servicing agent fees	12,820
Advisory fees	2,583
Administration fees	48
Other	168,832
Total liabilities	17,903,638

Net Assets	$59,908,009

Composition of Net Assets
Shares of beneficial interest	$72,535,224
Total accumulated loss	(12,627,215)
Net Assets	$59,908,009

30 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $23,981,079 and
2,885,896 shares of beneficial interest outstanding)	$8.31
Maximum offering price per share (net asset value plus sales charge of 3.25% of offering price)	$8.59

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $9,562,037 and 1,151,008 shares of beneficial
interest outstanding)	$8.31

Class R Shares:
Net asset value, redemption price and offering price per share (based on net assets of $13,251
and 1,596 shares of beneficial interest outstanding)	$8.30

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$25,812,157 and 3,104,417 shares of beneficial interest outstanding)	$8.31

Class R5 Shares:
Net asset value, redemption price and offering price per share (based on net assets of $9,129
and 1,099 shares of beneficial interest outstanding)	$8.31

Class R6 Shares:
Net asset value, redemption price and offering price per share (based on net assets of $530,356
and 63,576 shares of beneficial interest outstanding)	$8.34

See accompanying Notes to Financial Statements.

31 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF

OPERATIONS For the Six Months Ended February 29, 2020 Unaudited

Investment Income
Interest	$2,272,474
Dividends:
Unaffiliated companies	15,781
Affiliated companies	6,953
Total investment income	2,295,208

Expenses
Advisory fees	272,442
Administration fees	5,016
Distribution and service plan fees:
Class A	38,806
Class C	54,102
Class R	25
Transfer and shareholder servicing agent fees:
Class A	20,956
Class C	7,103
Class R	6
Class Y	17,109
Class R5	6
Class R6	163
Shareholder communications:
Class A	6,631
Class C	2,247
Class R	2
Class Y	5,424
Class R5	2
Class R6	115
Interest expense on borrowings	117,795
Legal, auditing and other professional fees	47,118
Registration fees	42,458
Custodian fees and expenses	20,875
Borrowing fees	18,572
Trustees' compensation	7,975
Other	4,962
Total expenses	689,910
Less waivers and reimbursement of expenses	(157,152)
Net expenses	532,758

Net Investment Income	1,762,450

32 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions in unaffiliated companies	$(1,185,522)
Net change in unrealized appreciation/(depreciation) on:
Investment transactions in:
Unaffiliated companies	(2,871,869)
Affiliated companies	(13)
Net change in unrealized appreciation/(depreciation)	(2,871,882)

Net Decrease in Net Assets Resulting from Operations	$(2,294,954)

See accompanying Notes to Financial Statements.

33 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2020	One Month Ended	Year Ended
	(Unaudited)	August 31, 2019	July 31, 2019
Operations
Net investment income	$1,762,450	$350,518	$4,276,396
Net realized gain (loss)	(1,185,522)	(191,621)	(135,570)

Net change in unrealized appreciation/(depreciation)	(2,871,882)	(1,284,583)	(3,416,287)
Net increase (decrease) in net assets resulting from

operations	(2,294,954)	(1,125,686)	724,539

Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable
earnings:
Class A	(795,993)	(175,738)	(1,703,212)
Class C	(222,215)	(51,801)	(699,123)
Class R	(240)	(44)	(95)
Class Y	(679,641)	(144,386)	(1,828,572)
Class R5	(250)	(48)	(104)
Class R6	(14,587)	(3,170)	(35,466)
Total distributions from distributable earnings
	(1,712,926)	(375,187)	(4,266,572)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A	(8,037,353)	(558,323)	6,745,519
Class C	(1,862,432)	(184,709)	(1,779,194)
Class R	4,221	—	10,000
Class Y	1,449,937	(841,937)	62,127
Class R5	—	—	10,000
Class R6	(35,636)	3,836	(30,160)
Total beneficial interest transactions
	(8,481,263)	(1,581,133)	5,018,292

Net Assets
Total increase (decrease)	(12,489,143)	(3,082,006)	1,476,259

Beginning of period	72,397,152	75,479,158	74,002,899
End of period	$59,908,009	$72,397,152	$75,479,158

See accompanying Notes to Financial Statements.

34 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

FINANCIAL HIGHLIGHTS

	Six	One
	Months	Month	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
Class A	FebruaryAugust 31,		July 31,	July 31,	July 31,	July 31,	July 31,
	29, 2020	2019	2019	2018	2017	2016	2015
Per Share Operating Data
Net asset value, beginning of period	$8.83	$9.01	$9.39	$9.46	$9.13	$9.58	$10.09
Income (loss) from investment
operations:
Net investment income1	0.22	0.04	0.51	0.47	0.45	0.49	0.52
Net realized and unrealized gain (loss)	(0.52)	(0.17)	(0.39)	(0.12)	0.30	(0.44)	(0.47)
Total from investment operations	(0.30)	(0.13)	0.12	0.35	0.75	0.05	0.05
Dividends and/or distributions to
shareholders:
Dividends from net investment income	(0.22)	(0.05)	(0.50)	(0.42)	(0.42)	(0.50)	(0.52)
Distributions from net realized
gain	0.00	0.00	0.00	0.00	0.00	0.00	(0.04)
Total dividends and/or
distributions to shareholders	(0.22)	(0.05)	(0.50)	(0.42)	(0.42)	(0.50)	(0.56)
Net asset value, end of period	$8.31	$8.83	$9.01	$9.39	$9.46	$9.13	$9.58

Total Return, at Net Asset Value2	(3.51)%	(1.49)%	1.39%	3.84%	8.35%	0.77%	0.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,981	$33,819	$35,079	$29,757	$28,945	$18,042	$28,356
Average net assets (in thousands)	$32,035	$34,335	$30,950	$30,028	$29,187	$20,543	$32,625
Ratios to average net assets:3
Net investment income	5.13%	5.69%	5.52%	5.02%	4.82%	5.38%	5.31%
Expenses excluding specific expenses
listed below	1.58%	2.33%	1.45%	1.45%	1.54%	1.57%	1.50%
Interest and fees from borrowings	0.39%	0.49%	0.86%	0.45%	0.31%	0.48%	0.80%
Total expenses4	1.97%	2.82%	2.31%	1.90%	1.85%	2.05%	2.30%
Expenses after payments, waivers and/
or reimbursements and reduction to
custodian expenses	1.50%	1.59%	2.00%	1.74%	1.61%	1.78%	2.10%
Portfolio turnover rate5	30%	1%	44%	77%	84%	69%	68%

1.Calculated based on the average shares outstanding during the period.

2.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charge and is not annualized for periods less than one year, if applicable.

3.Annualized for periods less than one full year.

4.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	1.97%
One Month Ended August 31, 2019	2.82%
Year Ended July 31, 2019	2.31%
Year Ended July 31, 2018	1.90%
Year Ended July 31, 2017	1.85%
Year Ended July 31, 2016	2.05%
Year Ended July 31, 2015	2.30%

5.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

35 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

FINANCIAL HIGHLIGHTS Continued

	Six	One
	Months	Month	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
Class C	FebruaryAugust 31,		July 31,	July 31,	July 31,	July 31,	July 31,
	29, 2020	2019	2019	2018	2017	2016	2015
Per Share Operating Data
Net asset value, beginning of period	$8.83	$9.01	$9.39	$9.45	$9.13	$9.57	$10.09
Income (loss) from investment
operations:
Net investment income1	0.18	0.04	0.43	0.40	0.38	0.41	0.44
Net realized and unrealized gain (loss)	(0.52)	(0.18)	(0.39)	(0.11)	0.29	(0.42)	(0.48)
Total from investment operations	(0.34)	(0.14)	0.04	0.29	0.67	(0.01)	(0.04)
Dividends and/or distributions to
shareholders:
Dividends from net investment income	(0.18)	(0.04)	(0.42)	(0.35)	(0.35)	(0.43)	(0.44)
Distributions from net realized
gain	0.00	0.00	0.00	0.00	0.00	0.00	(0.04)
Total dividends and/or
distributions to shareholders	(0.18)	(0.04)	(0.42)	(0.35)	(0.35)	(0.43)	(0.48)
Net asset value, end of period	$8.31	$8.83	$9.01	$9.39	$9.45	$9.13	$9.57

Total Return, at Net Asset Value2	(3.93)%	(1.58)%	0.51%	3.12%	7.50%	(0.03)%	(0.42)%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,562	$12,054	$12,486	$14,889	$14,909	$11,401	$11,473
Average net assets (in thousands)	$10,856	$12,153	$15,100	$14,808	$13,786	$11,049	$8,305
Ratios to average net assets:3
Net investment income	4.22%	4.79%	4.64%	4.22%	4.05%	4.60%	4.48%
Expenses excluding specific expenses
listed below	2.34%	3.08%	2.21%	2.21%	2.31%	2.33%	2.37%
Interest and fees from borrowings	0.39%	0.49%	0.86%	0.45%	0.31%	0.48%	0.80%
Total expenses4	2.73%	3.57%	3.07%	2.66%	2.62%	2.81%	3.17%
Expenses after payments, waivers and/
or reimbursements and reduction to
custodian expenses	2.40%	2.49%	2.88%	2.53%	2.41%	2.56%	2.90%
Portfolio turnover rate5	30%	1%	44%	77%	84%	69%	68%

1.Calculated based on the average shares outstanding during the period.

2.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charge and is not annualized for periods less than one year, if applicable.

3.Annualized for periods less than one full year.

4.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	2.73%
One Month Ended August 31, 2019	3.57%
Year Ended July 31, 2019	3.07%
Year Ended July 31, 2018	2.66%
Year Ended July 31, 2017	2.62%
Year Ended July 31, 2016	2.81%
Year Ended July 31, 2015	3.17%

5.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

36 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Class R

Six Months
Ended
February 29,	One Month	Period
2020	Ended August	Ended
(Unaudited)	31, 2019	July 31, 20191
Per Share Operating Data
Net asset value, beginning of period	$8.83	$9.01	$9.10
Income (loss) from investment operations:
Net investment income2	0.21	0.04	0.09
Net realized and unrealized loss	(0.53)	(0.18)	(0.09)
Total from investment operations	(0.32)	(0.14)	0.00
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.21)	(0.04)	(0.09)
Distributions from net realized
gain	0.00	0.00	0.00
Total dividends and/or
distributions to shareholders	(0.21)	(0.04)	(0.09)
Net asset value, end of period	$8.30	$8.83	$9.01

Total Return, at Net Asset Value3	(3.71)%	(1.55)%	(0.03)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13	$10	$10
Average net assets (in thousands)	$10	$10	$10
Ratios to average net assets:4
Net investment income	4.89%	5.45%	5.49%
Expenses excluding specific expenses listed below	1.82%	2.60%	1.68%
Interest and fees from borrowings	0.39%	0.49%	0.86%
Total expenses5	2.21%	3.09%	2.54%
Expenses after payments, waivers and/or reimbursements and reduction
to custodian expenses	1.74%	1.84%	2.03%
Portfolio turnover rate6	30%	1%	44%

1.For the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2.Calculated based on the average shares outstanding during the period.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charge and is not annualized for periods less than one year, if applicable.

4.Annualized for periods less than one full year.

5.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	2.21%
One Month Ended August 31, 2019	3.09%
Period Ended July 31, 2019	2.54%

6.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

37 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

FINANCIAL HIGHLIGHTS Continued

	Six	One
	Months	Month	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
Class Y	FebruaryAugust 31,		July 31,	July 31,	July 31,	July 31,	July 31,
	29, 2020	2019	2019	2018	2017	2016	2015
Per Share Operating Data
Net asset value, beginning of period	$8.83	$9.01	$9.40	$9.46	$9.13	$9.58	$10.09
Income (loss) from investment
operations:
Net investment income1	0.23	0.04	0.53	0.50	0.48	0.51	0.53
Net realized and unrealized gain (loss)	(0.53)	(0.17)	(0.39)	(0.11)	0.30	(0.43)	(0.46)
Total from investment operations	(0.30)	(0.13)	0.14	0.39	0.78	0.08	0.07
Dividends and/or distributions to
shareholders:
Dividends from net investment income	(0.22)	(0.05)	(0.53)	(0.45)	(0.45)	(0.53)	(0.54)
Distributions from net realized
gain	0.00	0.00	0.00	0.00	0.00	0.00	(0.04)
Total dividends and/or
distributions to shareholders	(0.22)	(0.05)	(0.53)	(0.45)	(0.45)	(0.53)	(0.58)
Net asset value, end of period	$8.31	$8.83	$9.01	$9.40	$9.46	$9.13	$9.58

Total Return, at Net Asset Value2	(3.41)%	(1.46)%	1.54%	4.21%	8.62%	1.02%	0.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,812	$25,903	$27,285	$28,691	$25,676	$11,222	$11,605
Average net assets (in thousands)	$26,222	$26,152	$31,801	$25,358	$20,176	$9,530	$6,307
Ratios to average net assets:3
Net investment income	5.39%	5.94%	5.76%	5.27%	5.06%	5.65%	5.50%
Expenses excluding specific expenses
listed below	1.33%	2.08%	1.21%	1.21%	1.28%	1.29%	1.22%
Interest and fees from borrowings	0.39%	0.49%	0.86%	0.45%	0.31%	0.48%	0.80%
Total expenses4	1.72%	2.57%	2.07%	1.66%	1.59%	1.77%	2.02%
Expenses after payments, waivers and/
or reimbursements and reduction to
custodian expenses	1.24%	1.34%	1.76%	1.48%	1.36%	1.51%	1.80%
Portfolio turnover rate5	30%	1%	44%	77%	84%	69%	68%

1.Calculated based on the average shares outstanding during the period.

2.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charge and is not annualized for periods less than one year, if applicable.

3.Annualized for periods less than one full year.

4.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	1.72%
One Month Ended August 31, 2019	2.57%
Year Ended July 31, 2019	2.07%
Year Ended July 31, 2018	1.66%
Year Ended July 31, 2017	1.59%
Year Ended July 31, 2016	1.77%
Year Ended July 31, 2015	2.02%

5.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

38 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Class R5

Six Months
Ended
February 29,	One Month	Period
2020	Ended August	Ended
(Unaudited)	31, 2019	July 31, 20191
Per Share Operating Data
Net asset value, beginning of period	$8.83	$9.01	$9.10
Income (loss) from investment operations:
Net investment income2	0.23	0.04	0.10
Net realized and unrealized loss	(0.52)	(0.18)	(0.10)
Total from investment operations	(0.29)	(0.14)	0.00
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.23)	(0.04)	(0.09)
Distributions from net realized
gain	0.00	0.00	0.00
Total dividends and/or
distributions to shareholders	(0.23)	(0.04)	(0.09)
Net asset value, end of period	$8.31	$8.83	$9.01

Total Return, at Net Asset Value3	(3.36)%	(1.51)%	0.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9	$10	$10
Average net assets (in thousands)	$10	$10	$10
Ratios to average net assets:4
Net investment income	5.34%	5.92%	5.90%
Expenses excluding specific expenses listed below	1.33%	2.07%	1.19%
Interest and fees from borrowings	0.39%	0.49%	0.86%
Total expenses5	1.72%	2.56%	2.05%
Expenses after payments, waivers and/or reimbursements and reduction
to custodian expenses	1.28%	1.37%	1.62%
Portfolio turnover rate6	30%	1%	44%

1.For the period from after the close of business on May 24, 2019 (inception of offering) to July 31, 2019.

2.Calculated based on the average shares outstanding during the period.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charge and is not annualized for periods less than one year, if applicable.

4.Annualized for periods less than one full year.

5.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	1.72%
One Month Ended August 31, 2019	2.56%
Period Ended July 31, 2019	2.05%

6.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

39 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

FINANCIAL HIGHLIGHTS Continued

	Six	One
	Months	Month	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
Class R6	FebruaryAugust 31,		July 31,	July 31,	July 31,	July 31,	July 31,
	29, 2020	2019	2019	2018	2017	2016	2015
Per Share Operating Data
Net asset value, beginning of period	$8.86	$9.04	$9.43	$9.49	$9.14	$9.58	$10.09
Income (loss) from investment
operations:
Net investment income1	0.23	0.05	0.53	0.51	0.48	0.53	0.54
Net realized and unrealized gain (loss)	(0.52)	(0.18)	(0.39)	(0.11)	0.32	(0.44)	(0.45)
Total from investment operations	(0.29)	(0.13)	0.14	0.40	0.80	0.09	0.09
Dividends and/or distributions to
shareholders:
Dividends from net investment income	(0.23)	(0.05)	(0.53)	(0.46)	(0.45)	(0.53)	(0.56)
Distributions from net realized
gain	0.00	0.00	0.00	0.00	0.00	0.00	(0.04)
Total dividends and/or
distributions to shareholders	(0.23)	(0.05)	(0.53)	(0.46)	(0.45)	(0.53)	(0.60)
Net asset value, end of period	$8.34	$8.86	$9.04	$9.43	$9.49	$9.14	$9.58

Total Return, at Net Asset Value2	(3.35)%	(1.47)%	1.59%	4.31%	8.95%	1.23%	0.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$530	$600	$609	$666	$389	$12	$31
Average net assets (in thousands)	$556	$600	$614	$525	$680	$12	$13
Ratios to average net assets:3
Net investment income	5.40%	5.97%	5.80%	5.38%	5.07%	5.77%	5.63%
Expenses excluding specific expenses
listed below	1.26%	2.00%	1.14%	1.10%	1.07%	1.08%	0.91%
Interest and fees from borrowings	0.39%	0.49%	0.86%	0.45%	0.31%	0.48%	0.80%
Total expenses4	1.65%	2.49%	2.00%	1.55%	1.38%	1.56%	1.71%
Expenses after payments, waivers and/
or reimbursements and reduction to
custodian expenses	1.23%	1.32%	1.72%	1.38%	1.26%	1.40%	1.58%
Portfolio turnover rate5	30%	1%	44%	77%	84%	69%	68%

1.Calculated based on the average shares outstanding during the period.

2.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charge and is not annualized for periods less than one year, if applicable.

3.Annualized for periods less than one full year.

4.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	1.65%
One Month Ended August 31, 2019	2.49%
Year Ended July 31, 2019	2.00%
Year Ended July 31, 2018	1.55%
Year Ended July 31, 2017	1.38%
Year Ended July 31, 2016	1.56%
Year Ended July 31, 2015	1.71%

5.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

40 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO FINANCIAL STATEMENTS February 29, 2020 Unaudited

Note 1 - Significant Accounting Policies

Invesco Oppenheimer Senior Floating Rate Plus Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

Class R and Class R5 shares commenced operations on the Reorganization Date. The Fund's investment objective is to seek income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that

41 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting

42 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and

43 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.

D. Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America ("GAAP"), are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser.

E. Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable

44 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. Accounting Estimates - The financial statements are prepared on a basis in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H. Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. Securities on a When-Issued or Delayed Delivery Basis - The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on the securities in connection with such transactions prior to the date the Fund actually takes delivery of the securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention on acquiring such securities, they may sell such securities prior to the settlement date.

J. Industry Focus - To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund's performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

K. Bank Loan Risk - Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund's ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a

45 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

L. Other Risks - The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

M. Leverage Risk - The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund's leverage strategy will be successful.

Note 2 - Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

46 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Fee Schedule*

Up to $200 million	0.80%
Next $200 million	0.77
Next $200 million	0.74
Next $200 million	0.71
Next $4.2 billion	0.65
Over $5 billion	0.63

*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 29, 2020, the effective advisory fee rate incurred by the Fund was 0.79%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/ or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.10%, 2.00%, 1.35%, 0.85%, 0.88% and 0.83%, respectively, of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $494 and reimbursed fund expenses of $74,677, $17,461, $24, $63,303, $21 and $1,172 for Class A, Class C, Class R, Class Y, Class R5 and Class R6, respectively.

47 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby Deutsche Bank Trust Company Americas (the Custodian) serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plan"). The Fund, pursuant to the Class A Plan, reimbursed IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. For the six months ended February 29, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $1,443 in front-end sales commissions from the sale of Class A shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

48 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Note 3 - Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

				Level 3—
		Level 1—	Level 2—	Significant
		Unadjusted	Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$	— $	59,158,597	$1,888,510	$61,047,107
Corporate Bonds and Notes		—	1,614,121	—	1,614,121
Preferred Stocks		—	83,119	—	83,119
Common Stocks		2,152,478	353,170	1,667	2,507,315
Rights, Warrants and Certificates		—	265	23,863	24,128
Investment Company		663,515	—	—	663,515
Total Assets		$2,815,993	$61,209,272	$1,914,040	$65,939,305

The table below shows the transfers between Level 2 and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

49 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

	Transfers into Level	Transfers out of	Transfers into Level	Transfers out of
	2*	Level 2**	3*	Level 3**
Assets Table
Investments, at
Value:
Corporate Loans	$1,923,777	$(431,505)	$431,505	$(1,923,777)
Common Stocks	90,384	(4,935)	4,935	(90,384)
Rights, Warrants and
Certificates	265	—	—	(265)
Total Assets	$2,014,426	$(436,440)	$436,440	$(2,014,426)

*Transferred from Level 3 to Level 2 due to the availability of market data for this security.

**Transferred from Level 2 to Level 3 because of the lack of observable market data.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

				Change in	Accretion/
		Value as of		unrealized	(amortization)
		August 31,	Realized gain	appreciation/	of premium/
		2019	(loss)	depreciation	discounta
Assets Table
Investments, at Value:
Corporate Loans		$3,808,987	$(7,231)	$(107)	$—
Common Stocks		100,872	(94,072)	95,468	—
Rights, Warrants and Certificates		5,932	(34,191)	(1,504)	—
Total Assets		$3,915,791	$(135,494)	$93,857	$—
a. Included in net investment income.

					Value as of
			Transfers intoTransfers out of		February 29,
	Purchases	Sales	Level 3	Level 3	2020
Assets Table
Investments, at Value:
Corporate Loans	$854,291	$(1,275,158)	$431,505	$(1,923,777)	$1,888,510
Common Stocks	—	(15,152)	4,935	(90,384)	1,667
Rights, Warrants and
Certificates	59,580	(5,689)	—	(265)	23,863
Total Assets	$913,871	$(1,295,999)	$436,440	$(2,014,426)	$1,914,040

The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to Level 3 investments still held at period end:

Change in
unrealized
appreciation/
depreciation
Assets Table
Investments, at Value:
Corporate Loans	$(9,961)
Common Stocks	4,797
Rights, Warrants and Certificates	(37,480)
Total Assets	$(42,644)

50 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 as of

February 29, 2020:

	Value as of			Range of
	February 29,	Valuation	Unobservable	Unobservable	Unobservable
	2020	Technique	Input	Inputs	Inputs Used
Assets Table
Investments, at Value:
Corporate Loans	$1,232,020	Broker Quote	N/A	N/A	N/A (a)
		Discounted
		Cash Flow	Illiquidity
Corporate Loans	637,233	Model	Discount	N/A	3.69% (b)
			Implied Rating	N/A	BB+
			Yield to
			Maturity	N/A	3.63%
		Adjusted
		Pricing Service	Pricing Service		$70.25/share
Common Stocks	1,667	Valuation	Price	N/A	(c)
			Liquidation
			Dividend		$52.52/share
		Estimated
Rights, Warrants and		Recovery	Auction Pro-		$0.058/share
Certificates	1,763	Proceeds	ceeds	N/A	(d)
Rights, Warrants and		Adjusted Broker
Certificates	22,100	Quote	Broker Quote	N/A	$3.75/share (e)
			Exercise Price	N/A	$0.01/share
Total	$1,894,783

(a)Securities classified as Level 3 whose unadjusted values were provided by a pricing service or broker-dealer for which such inputs are unobservable. The Adviser periodically reviews pricing vendor and broker methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities' fair valuations could change significantly based on changes in unobservable inputs used by the pricing service or broker.

(b)The Fund fair values certain corporate loans using a discounted cash flow model which incorporates the

Company's EBITDA and leverage to determine an implied rating. The yield to maturity on other issues with similar leverage and rating is used as a basis for the discount rate, with an additional illiquidity discount applied. The illiquidity discount was determined based on the implied discount rate at origination. The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security's fair valuation. Such security's fair valuation could increase (decrease) significantly based on a decrease (increase) in the illiquidity discount. Such security's fair valuation could also increase (decrease) based on an increase (decrease) in the implied rating or a decrease (increase) in the yield to maturity on other issues.

(c)The Fund fair values certain common stocks at the price provided by a pricing service, adjusted by the Adviser for a liquidation dividend. The Adviser monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security's fair valuation. A significant increase (decrease) in the pricing service's price will result in a significant increase (decrease) to the fair value of the investment. A significant decrease (increase) to the liquidating dividend will result in a significant increase (decrease) to the fair value of the investment.

(d)The Fund fair values certain rights received following a merger at the estimated amount of future recovery proceeds from the sale of assets. The Adviser monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security's fair valuation. A significant increase (decrease) in the auction proceeds will result in a significant increase (decrease) to the fair value of the investment.

51 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

(e)The Fund fair values certain warrants at the quote provided by a broker-dealer for the common stock, less the strike price for the warrants. The Adviser monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security's fair valuation. A significant increase (decrease) in the broker price will result in a significant increase (decrease) to the fair value of the investment.

Note 4 - Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the period September 1, 2019 to February 29, 2020, the Fund did not engage in transactions with affiliates.

Note 5 - Trustee and Officer Fees and Benefits

Certain Trustees have executed Deferred Compensation Agreement(s) pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan(s), deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees' fees under the plan(s) will not affect the net assets of the Fund and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Deferred Compensation Agreement(s).

Note 6 - Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Deutsche Bank Trust Company Americas, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the

52 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

Note 7 - Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2019.

Note 8 - Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $22,259,821 and $33,572,875, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$264,607
Aggregate unrealized (depreciation) of investments	(8,695,750)
Net unrealized depreciation of investments	$(8,431,143)

Cost of investments for tax purposes is $74,370,448.

Note 9 - Share Information

Transactions in shares of beneficial interest were as follows:

53 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Six Months Ended February		One Month Ended August		Year Ended July 31, 20193
	29, 20201		31, 20192
Shares		Shares		Shares
	Amount		Amount		Amount
Class A
Sold	446,336	$3,861,796	94,298	$837,033	1,911,763	$17,543,698
Automatic
Conversion
Class C
to Class A
Shares	16,150	138,337	—	—	—	—
Dividends
and/or
distributions
reinvested	87,960	755,792	18,887	166,764	174,472	1,593,095
Redeemed	(1,494,624)	(12,793,278)	(176,592)	(1,562,120)	(1,360,979)	(12,391,274)
Net increase	(944,178)	$(8,037,353)	(63,407)	$(558,323)	725,256	$6,745,519
(decrease)

Class C
Sold	131,077	$1,128,953	13,150	$116,566	557,993	$5,103,507
Dividends
and/or
distributions
reinvested	24,880	213,790	5,636	49,762	72,544	662,123
Automatic
Conversion	(16,160)	(138,337)	—	—	—	—
Class C
to Class A
Shares
Redeemed	(354,331)	(3,066,838)	(39,597)	(351,037)	(829,995)	(7,544,824)
Net increase	(214,534)	$(1,862,432)	(20,811)	$(184,709)	(199,458)	$(1,779,194)
(decrease)

Class R2
Sold	499	$4,239	—	$—	1,099	$10,000
Dividends
and/or
distributions
reinvested	2	14	—	—	—	—
Redeemed	(4)	(32)	—	—	—	—
Net increase	497	$4,221	—	$—	1,099	$10,000
(decrease)

Class Y
Sold	1,453,946	$12,565,046	82,151	$726,846	2,012,539	$18,569,095
Dividends
and/or
distributions
reinvested	66,242	568,960	13,770	121,724	177,832	1,624,465
Redeemed	(1,348,811)	(11,684,069)	(190,151)	(1,690,507)	(2,216,737)	(20,131,433)
Net increase	171,377	$1,449,937	(94,230)	$(841,937)	(26,366)	$62,127
(decrease)

54 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Six Months Ended February		One Month Ended August		Year Ended July 31, 20193
	29, 20201		31, 20192

Shares	Amount	Shares	Amount	Shares	Amount
Class R54
Sold	—	$—	—	$—	1,099	$10,000
Dividends
and/or
distributions
reinvested	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Net increase	—	$—	—	$—	1,099	$10,000
(decrease)

Class R6
Sold	8,654	$75,431	175	$1,557	18,051	$166,436
Dividends
and/or
distributions
reinvested	1,664	14,355	352	3,123	3,807	34,930
Redeemed	(14,474)	(125,422)	(95)	(844)	(25,260)	(231,526)
Net increase	(4,156)	$(35,636)	432	$3,836	(3,402)	$(30,160)
(decrease)

1.There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 38% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

2.There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 6% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

3.There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 6% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

4.Commencement date after the close of business on May 24, 2019.

Note 10 - Unfunded Loan Commitments

As of February 29, 2020, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount(a)	Value
	Delayed Draw
Southcross Energy Partners, LP	Term Loan	$19,725	$19,725

55 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

(a)Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Note 11 - Dividends

The Fund declared the following monthly dividends from net investment income subsequent to February 29, 2020:

		Amount Per Share
Share Class	Record Date	Payable February 29, 2020
Class A	Daily	0.0326
Class C	Daily	0.0265
Class R	Daily	0.0309
Class Y	Daily	0.0343
Class R5	Daily	0.0340
Class R6	Daily	0.0346

Note 12 - Borrowings

Borrowings. The Fund has entered into a Loan and Security Agreement (the "Agreement") with Deutsche Bank (the "Bank"), that enables it to borrow up to $50 million. To secure loans under the Agreement, the Fund has granted a security interest in its senior loans and other portfolio securities to the Bank. Interest is charged to the Fund, based on its borrowings, at a spread above three-month LIBOR (3.163% at period end). The Fund pays additional fees annually under the Agreement for management and administration of the facility as well as ongoing commitment fees all of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund's Statement of Operations related to its participation in the loan facility during the reporting period equal 0.39 % of the Fund's average net assets on an annualized basis. Under the Agreement, the Fund has the right to prepay loans and terminate its participation in the loan facility at any time upon prior notice to the lenders.

The Fund can borrow money from the Bank in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing senior loans and other portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in senior loans or other portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund

56 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund's yield and return. Expenses incurred by the Fund with respect to interest on borrowings and related fees are disclosed separately or as other expenses on the Statement of Operations.

At period end, the Fund had borrowings outstanding at an interest rate of 3.163%.

Details of the borrowings for the reporting period are as follows:

Average Daily Loan Balance	$6,417,582
Average Daily Interest Rate	3.606%
Fees Paid	$75,000
Interest Paid	$131,433

Note 13 - Subsequent Event

During the first quarter of 2020, the World Health Organization declared the Coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Act is a $2 trillion stimulus package to help individuals, businesses and hospitals in response to the economic distress caused by the COVID-19 crisis. The Adviser is assessing the components of the Act and the impacts to the Fund should be immaterial.

57 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES; UPDATES TO SCHEDULE OF INVESTMENTS Unaudited

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

58 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

INVESCO'S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the "Website"). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as "we" or "Invesco" in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

1NTD

59 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

INVESCO'S PRIVACY NOTICE Continued

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services ("Providers"). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The "Help" section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

60 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children's Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE Atlanta, GA 30309 By phone:

(404)439-3236 By fax:

(404)962-8288 By email: Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

61 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

INVESCO'S PRIVACY NOTICE Continued

•Request that we amend, rectify, delete or update the personal data we hold about you;

•Where possible (e.g. in relation to marketing) amend or update your choices around processing;

•Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

62 INVESCO OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

￿Fund reports and prospectuses

￿Quarterly statements

￿Daily conﬁrmations

￿Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-SFLRP-SAR-1 04282020

Semiannual Report	2/29/2020

Invesco

Oppenheimer

Short Term

Municipal Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco. com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund's name was Oppenheimer Short Term Municipal Fund. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together, "OppenheimerFunds"). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit invesco.com for more information or call Invesco's Client Services team at 800-959-4246.

Top Holdings and Allocations	4
Fund Expenses	7
Schedule of Investments	9
Statement of Assets and Liabilities	45
Statement of Operations	46
Statement of Changes in Net Assets	47
Financial Highlights	48
Notes to Financial Statements	52
Portfolio Proxy Voting Policies and Guidelines; Updates to
Schedule of Investments	65
Invesco's Privacy Notice	66

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 2/29/20

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays
			Municipal 1-Year Index

6-Month	0.81%	0.81%	0.96%
1-Year	2.85	2.85	2.48
5-Year	1.84	1.84	1.27
Since Inception (12/6/10)	2.25	2.25	1.12

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 2.50% maximum applicable sales charge except where "without sales charge" is indicated. Effective September 3, 2019, the Class A sales charge was discontinued. Returns for periods of less than one year are not annualized. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from those of the predecessor fund because they have different expenses. Returns do not consider capital gains or income taxes on an individual's investment. See Fund prospectus and summary prospectus for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

3 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Top Holdings and Allocations

TOP TEN CATEGORIES

Industrial Development Revenue/	44.6%
Pollution Control Revenue

Other Utility	7.46
PreRe/ETM	7.18
Local General Obligation	6.87
State General Obligation	6.01
Hospital	4.13
Appropriation	3.81
Other Revenue	3.60
Dedicated Tax	3.00
Higher Education	2.55

Portfolio holdings and allocations are subject to change. Percentages are as of February 29, 2020 and are based on total assets.

CREDIT ALLOCATION

	NRSRO-	Adviser-
	Rated	Rated	Total
AAA	11.3%	0.7%	12.0%
AA	38.3	0.0	38.3
A	34.0	0.9	34.9
BBB	8.5	1.5	10.0
BB or lower	2.1	2.7	4.8
Total	94.2%	5.8%	100.0%

The percentages above are based on the market value of the securities as of February 29, 2020 and are subject to change. OppenheimerFunds, Inc. determines the credit allocation of the Fund's assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as S&P Global Ratings (S&P). For any security rated by an NRSRO other than S&P, the sub-adviser, OppenheimerFunds, Inc., converts that security's rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the sub- adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the sub-adviser's credit analysis process is consistent or comparable with any NRSRO's process were that NRSRO to rate the same security.

For the purposes of this Credit Allocation table, securities rated within the NRSROs' four highest categories – AAA, AA, A, and BBB – are investment-grade securities. For further details, please consult the Fund's prospectus or Statement of Additional Information.

For more current Fund holdings, please visit invesco.com

4 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 2/29/20

	Inception				Since
	Date	6-Month	1-Year	5-Year	Inception
Class A (ORSTX)	12/6/10	0.81%	2.85%	1.84%	2.25%
Class C (ORSCX)	12/6/10	0.43	2.08	1.07	1.48
Class Y (ORSYX)	12/6/10	0.93	3.11	2.09	2.50
Class R6 (STMUX)*	5/24/19	1.23	3.34	1.93	2.31
AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 2/29/20

	Inception				Since
	Date	6-Month	1-Year	5-Year	Inception
Class A (ORSTX)	12/6/10	0.81%	2.85%	1.84%	2.25%
Class C (ORSCX)	12/6/10	-0.57	1.08	1.07	1.48
Class Y (ORSYX)	12/6/10	0.93	3.11	2.09	2.50
Class R6 (STMUX)*	5/24/19	1.23	3.34	1.93	2.31

*Class R6 shares' performance shown prior to the inception date after the close of business on May 24, 2019 is that of the predecessor fund's Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursements.

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. Prior to September 3, 2019, Class A shares were subject to a sales charge of 2.50%. The contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class Y and Class R6 shares have no sales charge; therefore, performance is at NAV. Effective after the close of business on May 24, 2019, Class A, Class C and Class Y shares of the predecessor fund were reorganized into Class A, Class C, Class Y, and Class R6 shares, respectively, of the Fund. Class R6 shares' performance shown prior to the inception date is that of the predecessor fund's Class A shares at NAV and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. Returns shown for Class A, Class C, Class Y, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from those of the predecessor fund because of different expenses. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

The Fund's performance is compared to that of the Bloomberg Barclays Municipal Bond 1 Year (1-2) Index, which consists of investment-grade municipal bonds having remaining maturities of 1 to 2 years. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments comprising the

5 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund's performance, and does not predict or depict performance of the Fund. The Fund's performance reflects the effects of the Fund's business and operating expenses.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco.com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2020.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During 6 Months Ended February 29, 2020" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	September 1, 2019	February 29, 2020	February 29, 2020
Class A	$ 1,000.00	$ 1,008.10	$4.05
Class C	1,000.00	1,004.30	7.80
Class Y	1,000.00	1,009.30	2.80
Class R6	1,000.00	1,012.30	2.45
Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.84	4.08
Class C	1,000.00	1,017.11	7.85
Class Y	1,000.00	1,022.08	2.82
Class R6	1,000.00	1,022.43	2.47

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended February 29, 2020 are as follows:

Class	Expense Ratios

Class A	0.81%

Class C	1.56
Class Y	0.56
Class R6	0.49

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund's Adviser. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund's prospectus. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS February 29, 2020 Unaudited

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Municipal Bonds and Notes—97.7%
Alabama—0.2%
$150,000	Alabama (State of) Public Housing
	Authorities; Series 2003 B, RB	4.450%	01/01/2024	03/20/2020A $	150,304
1,000,000	Alabama (State of) Public School
	& College Authority; Series 2007,
	RB	2.500	12/01/2027	03/20/2020A	1,006,370
10,000	Baldwin (County of) Public
	Building Authority (DHR); Series
	2007 A, RB	4.375	06/01/2028	03/20/2020A	10,027
210,000	Bibb (County of), AL; Series 2015,
	Ref. Wts.	2.400	05/01/2025	05/01/2021A	213,203
20,000	Birmingham (City of), AL; Series
	2009 A, Ref. GO Bonds	4.250	06/01/2024	03/20/2020A	20,049
305,000	Boaz (City of), AL Gas Board;
	Series 2015, Ref. RB	2.375	02/01/2024	04/05/2020A	305,534
185,000	Daleville (City of), AL Board of
	Education; Series 2013, Ref. Wts.	2.800	10/01/2022	03/20/2020A	185,257
10,000	Daphne (City of), AL Utilities
	Board; Series 2008, RB	4.000	06/01/2020	03/20/2020A	10,023
670,000	Health Care Authority for Baptist
	Health; Series 2006 D, RB	5.000	11/15/2021	03/20/2020A	672,392
545,000	Houston (County of), AL; Series
	2014 A, GO Wts.	2.850	04/01/2027	03/27/2020A	545,730
420,000	Hueytown (City of), AL; Series
	2014, GO Wts.	2.600	02/15/2026	03/19/2020A	420,328
10,000	Lee (County of), FL Public Building
	Authority (DHR); Series 2006, Wts.	4.250	09/01/2022	03/20/2020A	10,026
140,000	Mobile (City of), AL Improvement
	District (McGowin Park); Series
	2016 A, RB	4.000	08/01/2020	08/01/2020	140,846
210,000	Pinson (City of), AL; Series 2014,
	Ref. GO Wts.	2.750	07/01/2026	03/20/2020A	210,273
					3,900,362

Alaska—0.0%
150,000	University of Alaska; Series 2009
	P, Ref. RB	4.000	10/01/2023	03/20/2020A	150,366

Arizona—0.7%
105,000	Arizona (State of) Game & Fish
	Department & Commission; Series
	2006, RB	5.000	07/01/2032	03/20/2020A	105,318
3,750,000	Glendale (City of), AZ Industrial
	Development Authority
	(Midwestern University); Series
	2010, RB	5.000	05/15/2035	05/15/2020A	3,781,575

9 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Arizona (Continued)
$2,650,000	Maricopa County Pollution
	Control Corp. (Southern California
	Education Co.); Series 2000 B,
	Ref. RB	5.000%	06/01/2035	06/01/2020A $	2,678,461
25,000	Maricopa County School District
	No. 7; Series 2009 B, GO Bonds	4.500	07/01/2024	07/01/2020A	25,063
175,000	Pima (County of), AZ Industrial
	Development Authority (Excalibur
	Charter School (The)); Series
	2016, Ref. RB	5.000	09/01/2026	11/17/2023B	188,445
295,000	Pima (County of), AZ Industrial
	Development Authority (Paideia
	Academies (The)); Series 2019, RB	4.125	07/01/2029	03/07/2024A	305,257
50,000	Pima (County of), AZ; Series
	2009, RB	4.000	07/01/2020	03/20/2020A	50,120
100,000	Pinal (County of), AZ Industrial
	Development Authority (Florence
	West Prison Expansion, LLC);
	Series 2006 A, RB	5.250	10/01/2022	03/20/2020A	100,180
275,000	Pinal County Unified School
	District No. 43; Series 2005 A,
	GO Bonds	4.000	07/01/2020	07/01/2020	278,000
10,000	University of Arizona Board of
	Regents (Arizona Biomedical
	Research Collaborative Building);
	Series 2006, COP	4.375	06/01/2024	03/20/2020A	10,027
1,880,000	Westpark Community Facility
	District; Series 2016, Ref. GO
	Bonds	4.000	07/15/2025	02/22/2023B	2,037,845
1,135,000	Yavapai (County of), AZ Industrial
	Development Authority (Arizona
	Agribusiness and Equine Center,
	Inc.); Series 2011, RB	7.625	03/01/2031	02/09/2021C	1,204,621
875,000	Yavapai (County of), AZ Industrial
	Development Authority; Series
	2015 A, Ref. RB	3.900	09/01/2024	09/26/2022B	910,543
10,000	Yuma Municipal Property Corp.;
	Series 2010 B, Ref. RB	4.500	07/01/2025	03/20/2020A	10,025
					11,685,480

California—11.6%
7,335,000	Alhambra (City of), CA (Police
	Facilities Assessment District No.
	91-1); Series 1992, COP	6.750	09/01/2023	03/29/2022B	8,047,595
5,000,000	Anaheim (City of), CA Public
	Financing Authority; Series 1997
	A, RB	6.000	09/01/2024	01/03/2023B	5,728,750

10 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
California (Continued)
$20,000	Barstow (City of), CA
	Redevelopment Agency Successor
	Agency (Project Area No. 1); Series
	2004, RB	4.700%	09/01/2022	03/20/2020A $	20,063
4,000,000	Bay Area Toll Authority; Series
	2014 H, RB [MUNIPSA+70]	1.850 1	04/01/2034	10/01/2020A	4,021,000
450,000	Beaumont (City of), CA Financing
	Authority (Improvement Area No.
	17A); Series 2013 B, RB	5.000	09/01/2022	09/01/2022	489,699
475,000	Beaumont (City of), CA Financing
	Authority (Improvement Area No.
	17A); Series 2013 B, RB	5.000	09/01/2023	09/01/2023	532,404
25,000	California (State of) County
	Tobacco Securitization Agency
	(Alameda County Tobacco Asset
	Securitization Corp.); Series 2002,
	RB	5.750	06/01/2029	03/20/2020A	25,268
12,965,000	California (State of) Department
	of Water Resources; Series 2014
	AT, RB [MUNIPSA+37]	1.520 1	12/01/2035	06/01/2022A	13,047,976
570,000	California (State of) Pollution
	Control Financing Authority
	(CalPlant I); Series 2017, RB	7.000	07/01/2022	10/09/2021B	566,836
170,000	California (State of) Public Works
	Board (California Community
	Colleges); Series 2005 E, RB	4.500	10/01/2026	03/20/2020A	170,461
30,000	California (State of) Public Works
	Board (California Community
	Colleges); Series 2008 E, RB	4.250	04/01/2020	03/20/2020A	30,079
915,000	California (State of) Statewide
	Communities Development
	Authority (Bakersfield
	Consolidated Reassessment
	District No. 12-1); Series 2012, RB	5.000	09/02/2022	08/09/2021B	980,633
35,000	California (State of); Series 1971
	Q, GO Bonds	4.750	03/01/2021	03/21/2020A	35,105
4,000,000	California (State of); Series 2016
	B, GO Bonds [US0001M+76]	1.923 1	12/01/2031	06/01/2021A	4,023,880
5,000	Ceres (City of), CA Redevelopment
	Agency Successor Agency (Project
	Area No. 1); Series 2006, Ref. RB	4.250	11/01/2024	03/20/2020A	5,013
4,545,000	Fullerton (City of), CA Public
	Financing Authority; Series 2005,
	RB	5.000	09/01/2024	09/01/2020A	4,642,218
1,200,000	Howell Mountain Elementary
	School District; Series 2007, GO
	Bonds	3.418 2	08/01/2027	09/10/2024B	989,700
610,000	Imperial (City of), CA Public
	Financing Authority (Wastewater
	Facility); Series 2012, RB	5.000	10/15/2020	10/15/2020	626,452

11 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
California (Continued)
$885,000	Imperial (City of), CA Public
	Financing Authority (Water
	Facility); Series 2012, RB	5.000%	10/15/2020	10/15/2020 $	908,868
40,000	Industry (City of), CA
	Public Facilities Authority
	(Transportation-Distribution-
	Industrial Redevelopment Project
	No. 3); Series 2015 A, Ref. RB	5.000	01/01/2025	07/01/2020A	41,378
1,000,000	Inglewood Unified School District
	School Facilities Financing
	Authority (Inglewood Unified
	School District General Obligation
	Bond Program); Series 2007, RB	5.250	10/15/2021	04/13/2021B	1,044,440
85,000	Jefferson Union High School
	District; Series 2000 A, Ref. GO
	Bonds	6.250	08/01/2020	08/01/2020	86,954
10,000	Lodi (City of), CA; Series 2004
	A, COP	4.750	10/01/2024	03/20/2020A	10,031
25,000,000	Mizuho Floater/Residual Trust;
	Series 2019 MIZ9003, Revenue
	Ctfs.	1.320 3	03/01/2036	03/06/2020A	25,000,000
21,000,000	Mizuho Floater/Residual Trust;
	Series 2020, RB	1.400 3	12/01/2036	03/05/2020A	21,000,000
35,000,000	Mizuho Floater/Residual Trust;
	Series 2020-MIZ9005, Ctfs.	1.550 3	10/15/2037	03/13/2020A	35,000,000
20,000	Modesto (City of), CA (Golf
	Course Ref.); Series 1993 B, COP	5.000	11/01/2023	05/27/2022B	21,009
4,000,000	Montebello, CA Unified School
	District Floaters; Series 2017-
	XF0576 Trust	1.500 3	08/01/2046	03/06/2020A	4,000,000
615,000	Natomas Unified School District;
	Series 1999, Ref. GO Bonds	5.950	09/01/2021	11/10/2020B	634,920
375,000	Northern Inyo (County of), CA
	Local Hospital District; Series
	2010, RB	6.000	12/01/2021	12/01/2020A	382,811
40,000	Ontario (City of), CA (Assessment
	District No. 108); Series 1995, RB	7.500	09/02/2020	09/02/2020	41,331
695,000	Riverside (County of), CA
	(Community Facilities District No.
	04-2); Series 2012, Ref. RB	5.000	09/01/2020	09/01/2020	707,461
125,000	Riverside (County of), CA
	(Reassessment District No. 168);
	Series 2012, RB	5.000	09/02/2020	09/02/2020	126,884
130,000	Riverside (County of), CA
	Redevelopment Successor
	Agency (Interstate 215 Corridor
	Redevelopment); Series 2011
	E, RB	6.500	12/01/2021	06/07/2021B	141,903

12 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
California (Continued)
$980,000	Sacramento (City of), CA
	Financing Authority; Series 1993
	A, Ref. RB	5.400%	11/01/2020	11/01/2020 $	1,009,988
1,335,000	Sacramento (City of), CA
	Financing Authority; Series 1993
	B, Ref. RB	5.400	11/01/2020	11/01/2020	1,377,119
1,155,000	Sacramento (County of), CA;
	Series 2003 B, RB	5.7307	08/15/2023	11/29/2022B	1,288,934
530,000	San Diego (City of), CA
	Community Facilities District No.
	3; Series 2013, Ref. RB	5.000	09/01/2021	09/01/2021	559,341
39,325,000	San Francisco (City & County
	of), CA (Transbay Block 8 Tower
	Apartments); Series 2016 H-1,
	VRD RB	1.190 3	11/01/2056	03/06/2020A	39,325,000
100,000	San Juan Capistrano (City of), CA;
	Series 2011, RB	3.000	08/01/2021	03/20/2020A	100,178
605,000	Santa Clarita (City of), CA
	Community Facilities District No.
	2002-1 (Valencia Town Center);
	Series 2012, Ref. RB	5.000	11/15/2020	11/15/2020	621,268
365,000	Santa Clarita (City of), CA
	Community Facilities District No.
	2002-1 (Valencia Town Center);
	Series 2012, Ref. RB	5.000	11/15/2021	11/15/2021	388,272
255,000	Saugus Union School District;
	Series 2013, Ref. RB	5.000	09/01/2021	09/01/2021	268,650
5,000	Southern California Logistics
	Airport Authority; Series 2005
	A, RB	4.125	12/01/2020	03/20/2020A	5,046
600,000	Vernon (City of), CA; Series 2009
	A, RB	5.125	08/01/2021	03/10/2020A	609,168
15,000	Westlands Water District; Series
	2007 B, COP	4.500	09/01/2023	03/20/2020A	15,042
5,000	Westlands Water District; Series
	2007 B, COP	4.500	09/01/2024	03/20/2020A	5,014
250,000	Westlands Water District; Series
	2012 A, Ref. RB	5.000	09/01/2021	09/01/2021	265,800
250,000	Westlands Water District; Series
	2012 A, Ref. RB	5.000	09/01/2022	09/01/2022	276,278
10,185,000	Whittier (City of), CA (Presbyterian
	Intercommunity Hospital); Series
	2011, RB	4.900	06/01/2026	04/27/2021A	10,643,834
					189,890,054

Colorado—0.9%
30,000	Arkansas (State of) River Power
	Authority; Series 2010, RB	5.000	10/01/2020	10/01/2020	30,673

13 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Colorado (Continued)
$8,700,000	Colorado (State of) Health
	Facilities Authority; Series 2005,
	VRD RB	1.320%3	01/01/2035	03/06/2020A $	8,700,000
1,550,000	Public Authority for Colorado
	Energy; Series 2008, RB	6.125	11/15/2023	06/27/2022B	1,719,074
15,000	Pueblo (County of), CO; Series
	2005, COP	4.500	12/01/2024	03/20/2020A	15,041
923,000	Southglenn Metropolitan District;
	Series 2016, Ref. GO Bonds	3.000	12/01/2021	06/06/2021B	932,996
200,000	Vauxmont Metropolitan District;
	Series 2019, GO Bonds	5.000	12/15/2022	12/15/2022	219,220
120,000	Vauxmont Metropolitan District;
	Series 2019, GO Bonds	5.000	12/15/2023	12/15/2023	135,319
130,000	Vauxmont Metropolitan District;
	Series 2019, GO Bonds	5.000	12/15/2024	12/15/2024	150,500
125,000	Vauxmont Metropolitan District;
	Series 2019, GO Bonds	5.000	12/15/2025	12/15/2024A	147,823
140,000	Vauxmont Metropolitan District;
	Series 2019, GO Bonds	5.000	12/15/2026	12/15/2024A	165,283
155,000	Vauxmont Metropolitan District;
	Series 2020, GO Bonds4	5.000	12/01/2021	12/01/2021	161,321
330,000	Vauxmont Metropolitan District;
	Series 2020, GO Bonds4	5.000	12/01/2022	12/01/2022	353,905
385,000	Vauxmont Metropolitan District;
	Series 2020, GO Bonds4	5.000	12/01/2023	12/01/2023	424,940
400,000	Vauxmont Metropolitan District;
	Series 2020, GO Bonds4	5.000	12/01/2024	12/01/2024	453,812
355,000	Vauxmont Metropolitan District;
	Series 2020, GO Bonds4	5.000	12/01/2025	12/01/2025	412,400
					14,022,307

Connecticut—2.4%
370,000	Connecticut (State of) Health &
	Educational Facilities Authority
	(Trinity College); Series 1998 F, RB	5.500	07/01/2021	01/05/2021B	384,460
200,000	Connecticut (State of) Health &
	Educational Facilities Authority;
	Series 2015, Ref. RB	3.000	07/01/2020	07/01/2020	201,468
2,705,000	Connecticut (State of) Housing
	Finance Authority; Series 2010, RB	5.000	06/15/2030	06/15/2020A	2,734,944
6,120,000	Connecticut (State of); Series
	2005 B, Ref. GO CPI-Linked
	Bonds5	3.501	06/01/2020	06/01/2020	6,151,029
5,350,000	Connecticut (State of); Series
	2011 D, GO Bonds	5.000	11/01/2025	11/01/2021A	5,716,368
3,245,000	Connecticut (State of); Series
	2011 D, GO Bonds	5.000	11/01/2028	11/01/2021A	3,459,819
1,000,000	Connecticut (State of); Series
	2012 C, Ref. GO Bonds	5.000	06/01/2024	06/01/2022A	1,092,080

14 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Connecticut (Continued)
$11,915,000	Connecticut (State of); Series
	2012 C, Ref. GO Bonds	5.000%	06/01/2025	06/01/2022A $	13,010,465
5,050,000	Connecticut (State of); Series
	2013 B, GO Bonds	5.000	03/01/2027	03/01/2023A	5,654,182
30,000	Naugatuck (Borough of), CT;
	Series 2002, GO Bonds	5.875	02/15/2021	02/15/2021	31,335
25,000	New Haven (City of), CT; Series
	2011 B, GO Bonds	4.500	08/01/2030	08/01/2021A	26,288
5,000	Willington (Town of), CT; Series
	2006, GO Bonds	4.000	12/01/2023	03/20/2020A	5,014
					38,467,452

District of Columbia—0.3%
625,000	District of Columbia (KIPP Charter
	School); Series 2013, RB	5.000	07/01/2023	01/21/2022B	672,756
3,920,000	District of Columbia Water &
	Sewer Authority; Series 1998, RB	5.500	10/01/2023	04/26/2022B	4,295,771
					4,968,527

Florida—4.8%
3,750,000	Atlantic Beach (City of), FL (Fleet
	Landing); Series 2018 B-2, RB	3.000	11/15/2023	05/15/2020A	3,761,325
100,000	Belle Isle (City of), FL (Cornerstone
	Charter Academy and Cornerstone
	Charter High School); Series
	2012, RB	5.500	10/01/2022	10/14/2021B	104,958
430,000	Bonaventure Development
	District; Series 2002, RB	5.125	11/01/2022	03/20/2020A	431,144
55,000	Capital Projects Finance Authority
	(University of Central Florida);
	Series 2001 F-1, RB	5.125	10/01/2021	03/20/2020A	55,083
1,145,000	Capital Trust Agency Inc. (Gardens
	Apartments); Series 2015 A, RB	3.500	07/01/2025	02/01/2023B	818,732
50,000	Dade (County of), FL Health
	Facilities Authority (Baptist
	Hospital of Miami); Series 1991
	A, RB	5.750	05/01/2021	11/05/2020B	51,621
75,000	Florida (State of) Department of
	Children & Families (South Florida
	Evaluation Treatment Center);
	Series 2005, COP	5.000	10/01/2021	03/20/2020A	75,242
4,530,000	Florida (State of) Mid-Bay Bridge
	Authority; Series 1991 A, RB	6.875	10/01/2022	10/21/2021B	4,959,942
1,695,000	Florida (State of) Municipal Power
	Agency (Stanton II); Series 2012
	A, RB	5.000	10/01/2024	10/01/2022A	1,871,246
20,000	Florida Housing Finance Corp.;
	Series 2010 A-1, RB	4.500	07/01/2024	03/05/2020A	20,021

15 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Florida (Continued)
$3,315,000	Florida Housing Finance Corp.;
	Series 2015 A, RB	3.650%	07/01/2041	11/01/2020A $	3,502,894
100,000	JEA (St. Johns River Power Park
	System); Series 2012 6, RB	4.000	10/01/2032	03/20/2020A	100,265
2,335,000	JEA (St. Johns River Power Park
	System); Series 2012 6, RB	5.000	10/01/2021	03/20/2020A	2,341,935
33,930,000	JEA; Series 2008 3-C-1, VRD RB	1.230 3	10/01/2034	03/06/2020A	33,930,000
10,000	Oldsmar (City of), FL; Series 1990,
	Ref. RB	5.120 2	07/01/2020	07/01/2020	9,811
10,000	Palm Bay (City of), FL; Series 2003
	A, RB	4.125	07/01/2025	03/20/2020A	10,030
5,000	Port St. Lucie (City of), FL; Series
	2005 A, RB	4.375	07/01/2023	03/20/2020A	5,014
23,240,000	RIB Floater Trust - Various States;
	Series 2019, RB	1.400 3	10/01/2054	03/03/2020A	23,240,000
100,000	Sarasota (County of), FL Public
	Hospital District (Sarasota
	Memorial Hospital); Series 1997
	A, RB5	0.000	10/01/2021	06/01/2021B	103,466
275,000	Sarasota (County of), FL Public
	Hospital District (Sarasota
	Memorial Hospital); Series 1998
	B, Ref. RB	5.250	07/01/2024	09/07/2023B	311,660
2,335,000	St. Lucie (County of), FL; Series
	1990, RB	6.000	10/01/2020	10/01/2020	2,405,120
10,000	Sunrise Lakes Phase 4 Recreation
	District; Series 2008, Ref. GO
	Bonds	4.000	08/01/2022	03/20/2020A	10,025
5,000	Sunrise Lakes Phase 4 Recreation
	District; Series 2008, Ref. GO
	Bonds	4.000	08/01/2023	03/20/2020A	5,012
20,000	Sunrise Lakes Phase 4 Recreation
	District; Series 2008, Ref. GO
	Bonds	4.125	08/01/2024	03/20/2020A	20,052
445,000	Tampa (City of), FL Sports
	Authority (Tampa Bay Arena);
	Series 1995, RB	5.750	10/01/2020	07/03/2020B	452,084
					78,596,682

Georgia—5.2%
5,000	Atlanta (City of) & Fulton (County
	of), GA Recreation Authority;
	Series 2007 A, RB	4.125	12/01/2022	03/20/2020A	5,013
90,000	Atlanta (City of), GA Metropolitan
	Rapid Transit Authority; Series
	1992 P, Ref. RB	6.250	07/01/2020	07/01/2020	91,504
40,000	College Park (City of), GA; Series
	2006 B, RB	4.375	01/01/2026	03/20/2020A	40,114

16 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Georgia (Continued)
$4,105,000	Dalton (City of), GA Downtown
	Development Authority; Series
	1996, Ctfs.	5.500%	08/15/2026	08/15/2023B $	4,705,192
160,000	Fulton County School District;
	Series 1998, Ref. GO Bonds	5.500	01/01/2021	01/01/2021	166,258
1,305,000	Georgia (State of) Municipal
	Electric Authority; Series 2007
	A, RB5	3.101	01/01/2021	01/01/2021	1,319,146
60,000	Georgia Municipal Association
	Inc.; Series 1998, COP	5.000	12/01/2023	03/20/2020A	60,190
1,900,000	Houston (County of), GA Hospital
	Authority (Houston Hospitals,
	Inc.); Series 2016 A, Ref. RB	5.000	10/01/2031	09/22/2023A	2,094,541
36,595,000	Main Street Natural Gas, Inc.;
	Series 2018 A, RB	4.000 3	04/01/2048	06/01/2023A	40,299,878
1,000,000	Main Street Natural Gas, Inc.;
	Series 2018 B, RB [US0001M+75]	1.859 1	04/01/2048	06/01/2023A	1,012,520
3,700,000	Main Street Natural Gas, Inc.;
	Series 2018 C, RB	4.000 3	08/01/2048	09/01/2023A	4,097,232
30,000,000	Main Street Natural Gas, Inc.;
	Series 2018 D, RB [US0001M+83]	1.940 1	08/01/2048	09/01/2023A	30,460,500
30,000	Milledgeville (City of) & Baldwin
	(County of), GA Development
	Authority; Series 2003 A, RB	4.500	09/01/2025	03/20/2020A	30,055
280,000	Private Colleges & Universities
	Authority; Series 2003, RB	5.250	06/01/2021	03/20/2020A	280,921
575,000	Private Colleges & Universities
	Authority; Series 2012 C, RB	5.000	10/01/2020	10/01/2020	587,673
					85,250,737

Idaho—0.0%
85,000	Regents of the University of Idaho;
	Series 2011, Ref. RB	5.250 3	04/01/2041	03/23/2021c	88,641

Illinois—9.2%
210,000	Bellwood (Village of), IL; Series
	2016 A, Ref. GO Bonds	5.000	12/01/2026	12/01/2026	256,263
380,000	Bradley (Village of), IL; Series
	2018 A, Ref. RB	5.000	01/01/2021	01/01/2021	388,478
400,000	Bradley (Village of), IL; Series
	2018 A, Ref. RB	5.000	01/01/2022	01/01/2022	418,328
6,155,000	Centerpoint Intermodal Center
	Program Trust; Series 2004 A, RB	4.000 3	06/15/2023	12/31/2021B	6,283,086
155,000	Champaign County Community
	Unit School District No. 7; Series
	2012, GO Bonds	2.250	12/01/2020	03/20/2020A	155,146
2,000,000	Chicago (City of), IL Board of
	Education; Series 1998 B-1, GO
	Bonds	3.244 2	12/01/2021	12/01/2021	1,952,980

17 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Illinois (Continued)
$500,000	Chicago (City of), IL Board of
	Education; Series 1999 A, GO
	Bonds	2.893%2	12/01/2022	12/01/2022 $	486,365
4,745,000	Chicago (City of), IL Board of
	Education; Series 1999 A, GO
	Bonds	3.093 2	12/01/2020	12/01/2020	4,698,736
200,000	Chicago (City of), IL Board of
	Education; Series 2005 A, Ref.
	GO Bonds	5.500	12/01/2023	12/01/2023	228,140
440,000	Chicago (City of), IL; Series 1993
	B, Ref. GO Bonds	5.125	01/01/2022	05/01/2021B	461,736
6,110,000	Chicago (City of), IL; Series 1999,
	GO Bonds	3.895 2	01/01/2024	01/01/2024	5,657,127
905,000	Chicago (City of), IL; Series 2008,
	Ref. RB	5.000	11/01/2025	03/20/2020A	907,923
1,710,000	Chicago State University; Series
	1998, RB	5.500	12/01/2023	06/27/2022B	1,855,487
300,000	Collinsville (City of), IL Area
	Recreation District; Series 2004,
	GO Bonds	4.400	12/01/2022	03/20/2020A	300,948
630,000	Collinsville (City of), IL Area
	Recreation District; Series 2004,
	GO Bonds	4.500	12/01/2023	03/20/2020A	632,041
65,000	Collinsville (City of), IL Area
	Recreation District; Series 2007,
	Ref. GO Bonds	4.000	12/01/2027	03/20/2020A	65,060
1,800,000	Cook County Community College
	District No. 508; Series 2013, GO
	Bonds	5.000	12/01/2021	12/01/2021	1,893,114
500,000	Cook County School District No.
	127-1/2; Series 2011, Ref. GO
	Bonds	3.750	12/01/2020	03/20/2020A	501,125
700,000	Cook County School District No.
	159; Series 2004, GO Bonds	2.948 2	12/01/2020	12/01/2020	693,329
810,000	Cook County School District No.
	88; Series 2009 B, GO Bonds	4.100	12/01/2023	03/20/2020A	811,636
105,000	Eastern Illinois University; Series
	2005, RB	4.125	04/01/2022	03/20/2020A	105,042
31,700,000	IL Sales Tax Securitization Corp.
	Floaters; Series 2018-XL0093
	Trust	1.300 3	01/01/2048	03/04/2020A	31,700,000
25,000,000	Illinois (State of) Finance Authority
	(Chicago Horticultural Society);
	Series 2008, VRD RB	1.160 3	01/01/2043	03/13/2020A	25,000,000
560,000	Illinois (State of) Finance Authority
	(CITGO Petroleum Corp.); Series
	2002, RB	8.000	06/01/2032	03/20/2020A	563,130
4,000,000	Illinois (State of) Finance Authority
	(Palos Hospital); Series 2010 C, RB	5.375	05/15/2025	05/15/2020A	4,034,240

18 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Illinois (Continued)
$5,000	Illinois (State of) Finance
	Authority; Series 1992, RB	6.250%	09/01/2021	03/08/2021B $	5,261
1,540,000	Illinois (State of) Finance
	Authority; Series 2013 A, RB	5.000	07/01/2021	07/01/2021	1,616,846
1,000,000	Illinois (State of) Finance
	Authority; Series 2013 A, RB	5.000	07/01/2022	07/01/2022	1,086,980
1,000,000	Illinois (State of) Finance
	Authority; Series 2013 A, RB	5.000	07/01/2023	07/01/2023	1,120,760
440,000	Illinois (State of) Finance
	Authority; Series 2017 A, RB6	4.250	12/01/2027	05/22/2024B	121,000
375,000	Illinois (State of) Finance
	Authority; Series 2019 A, Ref. RB	4.000	11/01/2021	11/01/2021	385,136
405,000	Illinois (State of) Finance
	Authority; Series 2019 A, Ref. RB	4.000	11/01/2023	11/01/2023	426,987
440,000	Illinois (State of) Finance
	Authority; Series 2019 A, Ref. RB	5.000	11/01/2025	11/01/2025	494,996
460,000	Illinois (State of) Finance
	Authority; Series 2019 A, Ref. RB	5.000	11/01/2026	11/01/2026	523,190
30,000	Illinois (State of) Housing
	Development Authority; Series
	2005, RB	4.600	09/01/2025	03/20/2020A	30,087
90,000	Illinois (State of) Medical District
	Commission; Series 2002, COP	5.000	06/01/2022	03/20/2020A	90,189
875,000	Illinois (State of) Regional
	Transportation Authority; Series
	1991 A, RB	6.700	11/01/2021	05/08/2021B	931,954
355,000	Illinois (State of); Series 1991, RB	6.250	12/15/2020	12/15/2020	364,404
125,000	Illinois (State of); Series 1992
	P, RB	6.500	06/15/2022	06/30/2021B	129,981
8,250,000	Illinois (State of); Series 2010, Ref.
	GO Bonds	5.000	01/01/2023	03/20/2020A	8,275,493
7,500,000	Illinois (State of); Series 2012, Ref.
	GO Bonds	5.000	08/01/2022	08/01/2022	8,194,200
2,000,000	Illinois (State of); Series 2016,
	GO Bonds	5.000	11/01/2025	11/01/2025	2,399,060
2,085,000	Illinois (State of); Series 2018 A,
	GO Bonds	4.000	05/01/2024	05/01/2024	2,312,953
3,500,000	Illinois (State of); Series 2018 A,
	Ref. GO Bonds	5.000	10/01/2022	10/01/2022	3,841,320
75,000	Madison, Jersey, Macoupin,
	Calhoun, Morgan, Scott and
	Green (Counties of), IL Community
	College District No. 536 (Lewis
	and Clark Community College);
	Series 2012, GO Bonds	3.125	05/01/2028	05/01/2020A	75,277

19 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Illinois (Continued)
$1,000,000	Madison, Jersey, Macoupin,
	Calhoun, Morgan, Scott and
	Greene Counties Community
	College District No. 536 (Lewis
	and Clark Community College);
	Series 2015 A, Ref. GO Bonds	5.000%	11/01/2021	11/01/2021 $	1,065,200
1,700,000	Melrose Park (Village of), IL; Series
	2011 A, Ref. GO Bonds	5.000	12/15/2022	12/15/2021A	1,817,725
695,000	Minooka (Village of), IL; Series
	2011, Ref. GO Bonds	5.000	01/01/2022	07/06/2021B	726,261
85,000	Riverdale (Village of), IL; Series
	2003 E, Ref. GO Bonds	4.800	01/01/2023	03/20/2020A	85,153
280,000	Rockford (City of), IL (Waterworks
	System Alternative Revenue
	Source); Series 2010, GO Bonds	3.750	12/15/2025	03/20/2020A	280,442
120,000	Southwestern Illinois Development
	Authority; Series 2012, Ref. RB	5.250	03/01/2023	03/20/2020A	120,145
1,080,000	Southwestern Illinois Development
	Authority; Series 2013, RB	6.375	11/01/2023	05/31/2022B	1,202,062
2,110,000	University of Illinois; Series 2008
	A, COP	5.250	10/01/2022	03/20/2020A	2,117,280
1,020,000	University of Illinois; Series 2008
	A, COP	5.250	10/01/2026	03/20/2020A	1,023,509
30,000	University Park (Village of), IL;
	Series 2003, GO Bonds	4.650	12/01/2023	03/20/2020A	30,090
15,000	West Chicago Fire Protection
	District; Series 2008, GO Bonds	4.750	01/01/2029	03/20/2020A	15,035
20,455,000	Will County Community Unit
	School District No. 365; Series
	2003, GO Bonds	3.443 2	11/01/2023	11/01/2023	19,684,256
					150,642,692

Indiana—2.4%
890,000	Gary (City of), IN & Chicago
	(City of), IL International
	Airport Authority (Gary/Chicago
	International Airport); Series
	2014, RB	5.500	02/01/2025	03/20/2020A	893,266
8,465,000	Gary (City of), IN Sanitary District;
	Series 2011 A, RB	5.050	01/15/2029	01/10/2022C	9,110,541
18,850,000	Indiana (State of) Finance
	Authority (Indiana University
	Health Obligated Group); Series
	2011 A, Ref. VRD RB	1.140 3	03/01/2033	03/06/2020A	18,850,000
1,200,000	Indiana (State of) Finance
	Authority; Series 2012, RB	4.000	03/01/2022	03/10/2021B	1,240,380
6,985,000	Indiana (State of) Transportation
	Finance Authority; Series 1998
	A, RB	5.500	12/01/2022	12/14/2021B	7,569,365

20 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Indiana (Continued)
$750,000	Indiana, IN Bond Bank Special
	Program Floaters; Series
	2015-XF0115	1.400%3	08/01/2020	03/06/2020A $	750,000
615,000	Merrillville (Town of), IN; Series
	2016, RB	5.050	04/01/2026	06/11/2023B	621,045
835,000	Michigan City (City of), IN; Series
	2016, RB	4.500	01/01/2026	08/17/2023B	850,214
					39,884,811

Iowa—0.8%
20,000	Ankeny (City of), IA; Series 2011
	A, Ref. GO Bonds	4.000	06/01/2026	03/20/2020A	20,053
300,000	Cedar Rapids (City of), IA; Series
	2011 A, GO Bonds	4.250	06/01/2031	03/20/2020A	300,759
890,000	Corning Community School
	District; Series 2010, GO Bonds	4.125	05/01/2023	05/01/2020A	894,557
1,500,000	Iowa (State of) Finance Authority
	(Lifespace Communities, Inc.);
	Series 2019, RB	2.875	05/15/2049	11/15/2020A	1,521,675
5,000	Iowa (State of) Finance Authority;
	Series 1978, RB	6.000	04/01/2021	04/01/2020A	5,016
90,000	Iowa (State of) Higher Education
	Loan Authority; Series 2010,
	Ref. RB	5.000	09/01/2020	09/01/2020	91,852
9,700,000	RIB Floater Trust - Various States;
	Series 2018 007, RB	1.200 3	02/15/2035	03/06/2020A	9,700,000
					12,533,912

Kansas—0.1%
1,600,000	Kansas (State of) Development
	Finance Authority; Series 2011
	K, RB	5.000	12/01/2020	06/01/2020A	1,619,856

Kentucky—2.3%
10,000	Jefferson County Capital Projects
	Corp.; Series 2007 A, Ref. RB	4.250	06/01/2022	03/20/2020A	10,030
25,000	Jefferson County Capital Projects
	Corp.; Series 2007 A, Ref. RB	4.375	06/01/2028	03/20/2020A	25,078
3,370,000	Kentucky (State of) Asset/Liability
	Commission; Series 2007 B, Ref.
	RN [US0003M+55]	1.731 1	11/01/2025	04/01/2024A	3,352,442
1,605,000	Kentucky (State of) Economic
	Development Finance Authority;
	Series 2016 B-1, Ref. RB	3.250	05/15/2022	03/10/2020A	1,605,128
4,750,000	Kentucky (State of) Property &
	Building Commission (Project No.
	119); Series 2018, RB	5.000	05/01/2027	05/01/2027	5,948,662

21 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Kentucky (Continued)
$5,000,000	Kentucky (State of) Property &
	Building Commission (Project No.
	119); Series 2018, RB	5.000%	05/01/2028	05/01/2028 $	6,391,650
7,665,000	Kentucky (State of) Property &
	Building Commission (Project No.
	84); Series 2005, Ref. RB	5.000	08/01/2020	08/01/2020	7,792,316
10,000,000	Kentucky (State of) Public Energy
	Authority; Series 2019 A-2, RB
	[US0001M+112]	2.229 1	12/01/2049	03/01/2025A	10,115,100
10,000	Kentucky Rural Water Finance
	Corp.; Series 2003 A, Ref. RB	4.750	02/01/2028	03/15/2020A	10,026
5,000	Kentucky Rural Water Finance
	Corp.; Series 2008, Ref. RB	4.125	02/01/2023	03/15/2020A	5,011
450,000	Kentucky Rural Water Finance
	Corp.; Series 2018 E-1, RN	2.250	03/01/2020	03/01/2020	450,000
315,000	Pikeville (City of), KY; Series 2011,
	Ref. RB	6.250	03/01/2024	03/01/2021A	331,875
1,060,000	Pikeville (City of), KY; Series 2011,
	Ref. RB	6.250	03/01/2024	03/01/2021A	1,107,467
					37,144,785

Louisiana—1.6%
75,000	Louisiana (State of) Local
	Government Environmental
	Facilities & Community
	Development Authority (Glen
	Retirement System); Series 2019
	A, Ref. RB	5.000	01/01/2021	01/01/2021	76,381
160,000	Louisiana (State of) Local
	Government Environmental
	Facilities & Community
	Development Authority (Glen
	Retirement System); Series 2019
	A, Ref. RB	5.000	01/01/2022	01/01/2022	166,310
170,000	Louisiana (State of) Local
	Government Environmental
	Facilities & Community
	Development Authority (Glen
	Retirement System); Series 2019
	A, Ref. RB	5.000	01/01/2023	01/01/2023	179,950
175,000	Louisiana (State of) Local
	Government Environmental
	Facilities & Community
	Development Authority (Glen
	Retirement System); Series 2019
	A, Ref. RB	5.000	01/01/2024	01/01/2024	188,218
22,850,000	Louisiana (State of) Public
	Facilities Authority (Air Products &
	Chemicals); Series 2004, VRD RB	1.170 3	12/01/2039	03/06/2020A	22,850,000

22 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Louisiana (Continued)
$1,760,000	Louisiana (State of) Public
	Facilities Authority; Series 2017,
	Ref. RB	2.650%2	10/01/2020	10/01/2020 $	1,742,664
1,750,000	Tobacco Settlement Financing
	Corp.; Series 2013 A, Ref. RB	5.000	05/15/2020	05/15/2020	1,763,668
					26,967,191

Maine—0.1%
1,550,000	Maine (State of) Educational Loan
	Authority; Series 2012 A-1, RB	4.750	12/01/2024	12/01/2022A	1,686,989
5,000	Maine (State of) Health & Higher
	Educational Facilities Authority;
	Series 2008 C, RB	4.200	07/01/2023	03/20/2020A	5,013
					1,692,002

Maryland—0.6%
45,000	Maryland (State of) Community
	Development Administration;
	Series 2003, RB	4.400	07/01/2021	03/20/2020A	45,121
7,005,000	Maryland (State of) Health &
	Higher Educational Facilities
	Authority; Series 2013 A, RB	5.000	08/15/2027	08/15/2023A	7,919,363
30,000	Maryland (State of) University
	System; Series 2009 D, Ref. RB	4.000	04/01/2020	03/20/2020A	30,073
10,000	Maryland (State of) University
	System; Series 2009 D, Ref. RB	4.000	04/01/2021	03/20/2020A	10,024
1,150,000	Maryland Economic Development
	Corp. (CNX Marine Terminal Inc.
	- Port of Baltimore Facility); Series
	2010, Ref. RB	5.750	09/01/2025	09/01/2020A	1,172,724
20,000	Montgomery (County of),
	MD Housing Opportunities
	Commission; Series 2007 A, RB	4.625	07/01/2032	03/20/2020A	20,040
115,000	Montgomery (County of), MD;
	Series 2009 A, Ref. GO Bonds	4.000	11/01/2020	03/20/2020A	115,282
					9,312,627

Massachusetts—2.3%
20,000	Boston (City of), MA Housing
	Authority; Series 2008, RB	4.125	04/01/2021	03/20/2020A	20,050
30,000	Boston (City of), MA Housing
	Authority; Series 2008, RB	5.000	04/01/2027	03/20/2020A	30,095
35,000	Boston (City of), MA Housing
	Authority; Series 2008, RB	5.000	04/01/2028	03/20/2020A	35,111
1,070,000	Boston (City of), MA Water &
	Sewer Commission; Series 2009
	B, RB	4.000	11/01/2021	03/20/2020A	1,087,623

23 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Massachusetts (Continued)
$100,000	Boston (City of), MA Water &
	Sewer Commission; Series 2009
	B, Ref. RB	5.000%	11/01/2020	03/21/2020A $	101,729
40,000	Cheshire (Town of), MA; Series
	2009, GO Bonds	4.750	02/01/2024	03/20/2020A	40,132
10,000	Lynn (City of), MA; Series 2008,
	GO Bonds	4.500	07/15/2024	03/01/2020A	10,000
1,280,000	Massachusetts (State of) Bay
	Transportation Authority (General
	Transportation System); Series
	1991 A, RB	7.000	03/01/2021	09/06/2020B	1,320,666
2,600,000	Massachusetts (State of) Bay
	Transportation Authority; Series
	2004 C, CPI-Linked RB5	0.000	07/01/2020	07/01/2020	2,607,540
1,225,000	Massachusetts (State of)
	Development Finance Agency
	(Boston College); Series 2009
	Q-1, RB	5.000	07/01/2023	03/20/2020A	1,228,920
395,000	Massachusetts (State of)
	Development Finance Agency;
	Series 2000, RB	6.000	08/01/2021	02/05/2021B	411,685
490,000	Massachusetts (State of)
	Development Finance Agency;
	Series 2007 E, RB	5.000	07/15/2022	03/20/2020A	494,175
3,250,000	Massachusetts (State of)
	Development Finance Agency;
	Series 2007 E, RB	5.000	07/15/2027	03/20/2020A	3,281,395
2,000,000	Massachusetts (State of)
	Development Finance Agency;
	Series 2012 G, RB	5.000	10/01/2022	10/01/2021A	2,122,020
4,000,000	Massachusetts (State of) School
	Building Authority; Series 2012
	A, Ref. RB	5.000	08/15/2025	08/15/2022A	4,414,040
19,615,000	Massachusetts (State of) Water
	Resources Authority; Series 2008
	A-3, Ref. VRD RB	1.140 3	08/01/2037	03/06/2020A	19,615,000
830,000	Massachusetts (State of); Series
	2005 A, RB5	0.000	06/01/2020	06/01/2020	834,972
20,000	Natick (Town of), MA; Series
	2011, GO Bonds	4.000	06/15/2031	03/20/2020A	20,048
10,000	North Reading (Town of), MA;
	Series 2005, GO Bonds	4.000	09/15/2023	03/20/2020A	10,024
25,000	Waltham (City of), MA; Series
	2008, GO Bonds	4.000	09/15/2024	03/20/2020A	25,061
15,000	Waltham (City of), MA; Series
	2008, GO Bonds	4.200	09/15/2027	03/20/2020A	15,039
25,000	Winchester (Town of), MA; Series
	2008, GO Bonds	4.375	07/01/2027	03/20/2020A	25,068
10,000	Worcester (City of), MA; Series
	2005 C, GO Bonds	4.000	09/15/2021	03/20/2020A	10,024

24 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Massachusetts (Continued)
$15,000	Worcester (City of), MA; Series
	2005 C, GO Bonds	4.125%	09/15/2023	03/20/2020A $	15,037
10,000	Worcester (City of), MA; Series
	2006, GO Bonds	4.200	11/01/2024	03/20/2020A	10,025
5,000	Worcester (City of), MA; Series
	2007, GO Bonds	4.000	11/01/2020	03/20/2020A	5,012
					37,790,491

Michigan—1.6%
600,000	Advanced Technology Academy;
	Series 2019, RB	3.500	11/01/2024	12/18/2022B	609,540
200,000	Allen Park (City of), MI; Series
	2005, GO Bonds	4.000	04/01/2020	03/20/2020A	200,520
220,000	Charyl Stockwell Academy; Series
	2015, Ref. RB	4.875	10/01/2023	04/24/2022B	226,868
99,200	Detroit (City of), MI; Series 2004,
	GO Bonds	5.250	04/01/2020	03/20/2020A	99,227
10,000	Flat Rock (City of), MI Tax
	Increment Finance Authority;
	Series 2006 B, Ref. RB	4.750	10/01/2021	03/20/2020A	10,027
7,250,000	Grand Rapids (City of), MI
	Economic Development Corp.
	(Clark Retirement Community,
	Inc.); Series 2019 C-1, RB	3.000	04/01/2022	10/01/2021A	7,305,680
85,000	Harper Woods (City of), MI; Series
	2004, GO Bonds	4.200	05/01/2020	03/20/2020A	85,202
20,000	Howell (City of), MI; Series 2005,
	GO Bonds	4.050	03/01/2020	03/01/2020	20,000
10,000	Howell (Town of), MI; Series 2006,
	GO Bonds	4.500	06/01/2022	03/20/2020A	10,028
12,375,000	Kent (County of), MI Hospital
	Finance Authority (Spectrum
	Health System); Series 2011 A,
	Ref. RB	5.500	11/15/2025	11/15/2021A	13,361,535
1,190,000	Michigan (State of) Finance
	Authority; Series 2017, Ref. RB	5.000	02/01/2022	08/06/2021B	1,228,627
105,000	Muskegon Heights (City of), MI;
	Series 2005, Ref. RB	4.000	11/01/2021	05/01/2020A	105,479
185,000	Muskegon Heights (City of), MI;
	Series 2006, Ref. RB	4.000	11/01/2026	05/01/2020A	185,860
1,400,000	Summit Academy North; Series
	2016, Ref. RB	4.000	11/01/2024	11/01/2021A	1,431,668
15,000	Taylor (City of), MI Tax Increment
	Finance Authority; Series 2013 B,
	Ref. RB	4.000	05/01/2021	03/20/2020A	15,036
375,000	Wayne (City of), MI; Series 2004,
	GO Bonds	4.400	10/01/2021	04/01/2020A	375,405

25 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Michigan (Continued)
$350,000	Wyoming (State of) Public
	Schools; Series 2009, Ref. GO
	Bonds	3.500%	05/01/2020	03/20/2020A $	350,658
10,000	Ypsilanti School District; Series
	2009, Ref. GO Bonds	4.000	05/01/2020	03/20/2020A	10,023
					25,631,383

Minnesota—0.8%
2,000,000	Dakota (County of), MN
	Community Development Agency;
	Series 2018 B, RB	3.800 3	07/01/2022	07/01/2020A	2,007,160
2,415,000	Duluth Independent School
	District No. 709; Series 2016 A,
	COP	5.000	02/01/2023	02/01/2023	2,680,408
5,000	Mankato Independent School
	District No. 77; Series 2008 A,
	GO Bonds	4.000	02/01/2021	03/20/2020A	5,012
1,890,000	Minneapolis (City of), MN; Series
	2018 B, RB	3.750 3	11/01/2021	03/10/2020A	1,890,832
15,000	Minnesota (State of)
	Governmental Agency Finance
	Group (Flexible Term Program);
	Series 2007 A-1, RB	4.125	03/01/2027	03/15/2020A	15,030
5,000	New Prague (City of), MN; Series
	2009 A, GO Bonds	4.150	02/01/2024	03/20/2020A	5,012
10,000	North Mankato (City of), MN;
	Series 2009 C, GO Bonds	4.000	12/01/2024	03/20/2020A	10,024
655,000	St. Paul (City of), MN Housing &
	Redevelopment Authority; Series
	2016 A, Ref. RB	4.500	07/01/2028	05/25/2024A	688,444
1,930,000	St. Paul (City of), MN Housing &
	Redevelopment Authority; Series
	2018 B, RB	3.750 3	03/01/2021	03/01/2020B	1,930,000
4,310,000	St. Paul (City of), MN Housing &
	Redevelopment Authority; Series
	2018 B, RB	3.750 3	09/01/2021	03/10/2020A	4,312,155
45,000	Tri-County Independent School
	District No. 2358; Series 2010 C,
	GO Bonds	4.000	02/01/2027	03/20/2020A	45,111
205,000	Woodbury (City of), MN; Series
	2012 A, RB	3.650	12/01/2020	12/01/2020	208,432
					13,797,620

Mississippi—0.2%
820,000	Mississippi (State of) Development
	Bank; Series 2013 B, RB	5.000	10/01/2023	09/02/2022B	896,481
800,000	Mississippi (State of) Development
	Bank; Series 2013, RB	5.250	12/01/2022	12/01/2022	887,888

26 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Mississippi (Continued)
$1,000,000	Mississippi (State of) Hospital
	Equipment & Facilities Authority
	(Mississippi Baptist Health
	Systems, Inc.); Series 2015 A, RB
	[MUNIPSA+130]	2.450%1	08/15/2036	08/15/2020A $	1,000,200
25,000	Mississippi Business Finance
	Corp.; Series 2006, RB	4.550	12/01/2028	03/20/2020A	25,021
10,000	Mississippi Valley State University
	Educational Building Corp.; Series
	2007, RB	4.000	03/01/2022	03/20/2020A	10,024
55,000	Ridgeland (City of), MS; Series
	2009, RB	5.375	10/01/2029	04/01/2020A	55,171
					2,874,785

Missouri—0.7%
760,000	Arnold Retail Corridor
	Transportation Development
	District; Series 2019, Ref. RB	3.000	11/01/2028	11/01/2024A	777,617
12,000	Cass (County of), MO; Series 2010
	A, COP	4.000	04/01/2020	03/20/2020A	12,028
25,000	Clay County Reorganized School
	District No. R-1; Series 2010, Ref.
	GO Bonds	4.250	03/01/2020	03/01/2020	25,000
285,000	Kansas City (City of), MO
	Industrial Development Authority;
	Series 2016 A, Ref. RB	4.250	04/01/2026	07/30/2023B	304,488
675,000	Missouri (State of) Development
	Finance Board; Series 2005 A, RB	6.000	06/01/2020	06/01/2020	682,951
5,000	Missouri (State of) Environmental
	Improvement & Energy Resources
	Authority; Series 2005 A, RB	4.250	07/01/2026	03/20/2020A	5,015
4,995,000	Missouri (State of) Environmental
	Improvement & Energy Resources
	Authority; Series 2010 A, Ref. RB	5.000	01/01/2022	03/23/2020A	5,006,838
3,130,000	Missouri (State of) Health &
	Educational Facilities Authority;
	Series 2017, Ref. RB	5.000	04/01/2026	04/01/2026	3,606,730
55,000	Missouri (State of) Housing
	Development Commission; Series
	2011 E-4, RB	4.250	11/01/2030	05/01/2021A	56,285
50,000	Missouri Western State University;
	Series 2012, Ref. RB	3.000	10/01/2024	03/20/2020A	50,047
245,000	Springfield Public Building Corp.;
	Series 2000 A, RB	3.646 2	06/01/2025	12/18/2023B	209,085
1,130,000	St. Louis (County of), MO
	Industrial Development Authority
	(Friendship Village of Sunset Hills);
	Series 2013 A, RB	5.000	09/01/2023	03/26/2022B	1,201,077

27 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Missouri (Continued)
$70,000	St. Louis (County of), MO
	Industrial Development Authority;
	Series 2017, Ref. RB	3.000%	09/01/2022	09/10/2021B $	72,006
					12,009,167

Montana—0.0%
10,000	Ravalli County School District No.
	7; Series 2006, GO Bonds	4.000	07/01/2023	03/20/2020A	10,024

Nebraska—0.7%
11,945,000	Omaha, NE Public Power District
	(Nebraska City Station Unit 2)
	Floaters; Series 2016-XF1053
	Trust	1.250 3	02/01/2049	03/03/2020A	11,945,000

Nevada—0.1%
60,000	Reno (City of), NV; Series 2004
	A, RB	5.500	06/01/2023	03/15/2020A	60,178
750,000	Sparks (City of), NV (Tourism
	Improvement District No. 1);
	Series 2019 A, Ref. RB	2.500	06/15/2024	10/06/2022B	767,835
					828,013

New Hampshire—0.6%
10,000,000	New Hampshire (State of)
	Business Finance Authority; Series
	2019, Ref. RB	2.000 3	06/01/2049	08/31/2020A	10,036,200
100,000	New Hampshire (State of) Health
	and Education Facilities Authority;
	Series 2007 B, RB	5.000	07/01/2023	03/20/2020A	100,766
5,000	New Hampshire (State of)
	Municipal Bond Bank; Series 2003
	D, RB	4.000	08/15/2021	03/20/2020A	5,012
15,000	New Hampshire (State of)
	Municipal Bond Bank; Series 2009
	A, Ref. RB	4.000	02/15/2023	03/20/2020A	15,037
					10,157,015

New Jersey—5.0%
250,000	Atlantic City (City of), NJ; Series
	2017 A, Ref. GO Bonds	5.000	03/01/2027	03/01/2027	310,545
3,935,000	Atlantic City, NJ GO Floaters;
	Series 2017-XF2482 Trust	1.390 3	03/01/2042	03/06/2020A	3,935,000
1,610,000	Camden (County of), NJ
	Improvement Authority; Series
	2013 A, Ref. RB	5.000	12/01/2027	12/01/2023A	1,840,842
1,000,000	Casino Reinvestment
	Development Authority; Series
	2004, RB	5.250	01/01/2022	03/20/2020A	1,002,910

28 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
New Jersey (Continued)
$1,500,000	Casino Reinvestment
	Development Authority; Series
	2004, RB	5.250%	01/01/2024	03/20/2020A $	1,504,200
3,515,000	Casino Reinvestment
	Development Authority; Series
	2014, Ref. RB	5.000	11/01/2023	11/01/2023	3,907,520
30,000	Essex (County of), NJ
	Improvement Authority; Series
	2010 A, RB	5.000	11/01/2020	11/01/2020	30,835
50,000	Mountain Lakes (Borough of), NJ;
	Series 2009, Ref. GO Bonds	5.000	11/15/2020	03/20/2020A	50,162
1,000,000	New Jersey (State of) Building
	Authority; Series 2016 A, Ref. RB	5.000	06/15/2025	06/15/2025	1,213,950
1,500,000	New Jersey (State of) Building
	Authority; Series 2016 A, Ref. RB	5.000	06/15/2025	06/15/2025	1,786,230
10,000	New Jersey (State of) Economic
	Development Authority; Series
	2002, RB	4.625	11/15/2020	03/20/2020A	10,031
820,000	New Jersey (State of) Economic
	Development Authority; Series
	2004 A, RB	5.250	07/01/2025	07/01/2025	1,005,140
6,840,000	New Jersey (State of) Economic
	Development Authority; Series
	2004 A, RB	5.250	07/01/2025	07/01/2025	8,146,303
3,010,000	New Jersey (State of) Economic
	Development Authority; Series
	2005 N-1, Ref. RB	5.500	09/01/2023	09/01/2023	3,457,045
6,000,000	New Jersey (State of) Economic
	Development Authority; Series
	2005 N-1, Ref. RB	5.500	09/01/2024	09/01/2024	7,110,420
405,000	New Jersey (State of) Economic
	Development Authority; Series
	2012, Ref. RB	5.000	06/15/2020	06/15/2020	409,354
1,520,000	New Jersey (State of) Economic
	Development Authority; Series
	2012, Ref. RB	5.000	06/15/2022	06/15/2022	1,644,701
6,500,000	New Jersey (State of) Economic
	Development Authority; Series
	2012, Ref. RB	5.000	06/15/2023	06/15/2022A	7,020,715
2,000,000	New Jersey (State of) Economic
	Development Authority; Series
	2013 NN, Ref. RB	5.000	03/01/2023	03/01/2023	2,225,980
3,000,000	New Jersey (State of) Economic
	Development Authority; Series
	2013 NN, Ref. RB	5.000	03/01/2025	03/01/2023A	3,332,220
10,000	New Jersey (State of) Economic
	Development Authority; Series
	2017 A, Ref. RB	3.500	09/01/2022	09/15/2021B	10,163

29 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
New Jersey (Continued)
$1,000,000	New Jersey (State of) Educational
	Facilities Authority; Series 2014,
	RB	5.000%	06/15/2026	06/15/2024A $	1,152,470
400,000	New Jersey (State of) Health Care
	Facilities Financing Authority;
	Series 2013, Ref. RB	5.000	09/15/2023	09/15/2023	453,148
5,000	New Jersey (State of) Higher
	Education Student Assistance
	Authority; Series 2010 1A, Ref. RB	4.750	12/01/2021	03/01/2020A	5,004
20,000	New Jersey (State of) Higher
	Education Student Assistance
	Authority; Series 2010 1A, Ref. RB	5.100	12/01/2026	03/01/2020A	20,016
90,000	New Jersey (State of) Housing &
	Mortgage Finance Agency; Series
	2007 A, RB	5.000	05/01/2021	05/11/2020A	90,694
3,930,000	New Jersey (State of)
	Transportation Trust Fund
	Authority; Series 1999 A, RB	5.750	06/15/2020	06/15/2020	3,983,173
5,000,000	New Jersey (State of)
	Transportation Trust Fund
	Authority; Series 2005 B, RB	5.500	12/15/2020	12/15/2020	5,177,050
1,370,000	New Jersey (State of)
	Transportation Trust Fund
	Authority; Series 2006 A, RB	5.250	12/15/2023	12/15/2023	1,582,747
1,000,000	New Jersey (State of)
	Transportation Trust Fund
	Authority; Series 2006 A, RB	5.500	12/15/2022	12/15/2022	1,123,210
4,505,000	New Jersey (State of)
	Transportation Trust Fund
	Authority; Series 2010 D, RB	5.250	12/15/2023	12/15/2023	5,186,471
460,000	New Jersey (State of)
	Transportation Trust Fund
	Authority; Series 2011 B, RB	5.250	06/15/2026	06/15/2021A	484,155
1,645,000	New Jersey (State of)
	Transportation Trust Fund
	Authority; Series 2012 A-A, RB	5.000	06/15/2025	06/15/2022A	1,792,935
5,000,000	New Jersey (State of)
	Transportation Trust Fund
	Authority; Series 2018 A, Ref. RB	5.000	06/15/2028	06/15/2026A	6,036,600
3,500,000	New Jersey (State of)
	Transportation Trust Fund
	Authority; Series 2018 A, RN	5.000	06/15/2024	06/15/2024	4,046,875
515,000	North Caldwell School District;
	Series 2010, Ref. GO Bonds	4.000	02/15/2023	03/20/2020A	516,251
125,000	Salem (County of), NJ
	Improvement Authority; Series
	2007, RB	5.375	08/15/2028	03/20/2020A	125,344

30 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
New Jersey (Continued)
$25,000	Vineland (City of), NJ; Series 2005,
	Ref. GO Bonds	5.000%	03/01/2021	08/31/2020B $	25,517
					81,755,926

New Mexico—0.4%
210,000	Farmington (City of), NM; Series
	2004 A, RB	5.000	06/01/2023	03/20/2020A	210,693
1,550,000	New Mexico (State of) Hospital
	Equipment Loan Council (La Vida
	Expansion); Series 2019 C, RB	2.250	07/01/2023	01/01/2021A	1,555,797
1,555,000	New Mexico (State of) Hospital
	Equipment Loan Council; Series
	2012 A, Ref. RB	4.750	07/01/2022	07/12/2021B	1,614,245
1,550,000	New Mexico (State of) Hospital
	Equipment Loan Council; Series
	2019 C, RB	2.375	07/01/2024	01/01/2021A	1,555,844
105,000	Saltillo Public Improvement
	District; Series 2018, Ref. RB	4.000	10/01/2024	10/01/2024	118,294
160,000	Saltillo Public Improvement
	District; Series 2018, Ref. RB	4.000	10/01/2025	10/01/2025	184,208
600,000	Santa Fe (City of), NM (El Castillo
	Retirement); Series 2019, RB	2.250	05/15/2024	11/15/2021A	603,990
1,000,000	Santa Fe (City of), NM; Series
	2019 B, RB	2.625	05/15/2025	11/15/2021A	1,010,380
55,000	University of New Mexico; Series
	1991, RB	6.500	06/01/2021	10/20/2020A	57,356
180,000	University of New Mexico; Series
	1992 A, Ref. RB	6.000	06/01/2021	12/06/2020B	186,849
					7,097,656

New York—6.7%
1,285,000	Buffalo & Erie County Industrial
	Land Development Corp. (Medaille
	College); Series 2013, Ref. RB	5.000	04/01/2022	04/13/2021B	1,313,116
26,190,000	Build NYC Resource Corp. (Blue
	School) Floaters; Series 2018-
	XF1071 Trust	1.450 3	09/01/2046	03/13/2020A	26,190,000
750,000	Dutchess (County of), NY
	Industrial Development Agency;
	Series 2007 A-1, Ref. RB	5.000	08/01/2022	03/20/2020A	750,802
5,000	Hyde Park (Town of), NY; Series
	2005, GO Bonds	4.100	06/01/2023	03/20/2020A	5,015
25,000	Marlborough (Town of), NY; Series
	2008, GO Bonds	4.000	06/15/2020	03/20/2020A	25,063
3,000,000	Nassau County Tobacco
	Settlement Corp.; Series 2006
	A-2, RB	5.250 7	06/01/2026	03/05/2020A	3,000,300
500,000	New Rochelle School District;
	Series 2009, GO Bonds	4.000	11/15/2020	03/16/2020A	500,605

31 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
New York (Continued)
$525,000	New York & New Jersey (States of)
	Port Authority (JFK International
	Air Terminal LLC); Series 2010
	8, RB	5.000%	12/01/2020	12/01/2020 $	540,288
1,140,000	New York & New Jersey (States
	of), NY Port Authority (JFK
	International Air Terminal LLC);
	Series 1997 6, RB	5.750	12/01/2022	03/20/2020A	1,172,969
20,000,000	New York (City of), NY Transitional
	Finance Authority; Series 2002
	A-2, Ref. VRD RB	1.170 3	11/01/2029	03/02/2020A	20,000,000
1,590,000	New York (City of), NY Transitional
	Finance Authority; Series 2009
	B, RB	5.000	11/01/2023	03/20/2020A	1,595,215
6,455,000	New York (City of), NY; Series
	2011 A-1, GO Bonds	5.000	08/01/2022	08/01/2021A	6,843,139
9,070,000	New York (City of), NY; Series
	2012 A-1, GO Bonds	5.000	10/01/2022	10/01/2022	10,045,025
705,000	New York (State of) Dormitory
	Authority; Series 2015 A-1, Ref.
	RB	4.800	12/01/2023	03/12/2022B	723,816
20,000,000	New York (State of) Housing
	Finance Agency; Series 2002 A,
	VRD RB	1.200 3	05/15/2034	03/06/2020A	20,000,000
10,700,000	New York City Housing
	Development Corp.; Series 2016,
	Ref. RB	2.000	11/01/2020	03/05/2020A	10,713,696
345,000	New York Counties Tobacco Trust
	VI; Series 2016 B, Ref. RB	4.000	06/01/2020	06/01/2020	347,277
350,000	New York Counties Tobacco Trust
	VI; Series 2016 B, Ref. RB	5.000	06/01/2021	06/01/2021	365,820
300,000	New York Counties Tobacco Trust
	VI; Series 2016 B, Ref. RB	5.000	06/01/2022	06/01/2022	323,676
685,000	New York Counties Tobacco Trust
	VI; Series 2016 B, Ref. RB	5.000	06/01/2023	06/01/2023	759,453
460,000	New York Counties Tobacco Trust
	VI; Series 2016 B, Ref. RB	5.000	06/01/2026	06/01/2026	543,784
1,165,000	New York Local Government
	Assistance Corp.; Series 1993 E,
	Ref. RB	5.000	04/01/2021	10/05/2020B	1,193,741
1,715,000	New York State Urban
	Development Corp.; Series 1995,
	Ref. RB	5.700	04/01/2020	04/01/2020	1,721,568
695,000	Orange County Funding Corp.;
	Series 2012 B, RB	4.000	07/01/2024	07/01/2022A	738,827
224,639	Public Housing Capital Fund
	Revenue Trust III; Series 2012, RB	5.000	07/01/2022	06/21/2020A	225,421
60,000	Ramapo (Town of), NY; Series
	2006, GO Bonds	4.000	08/01/2020	03/20/2020A	60,147

32 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
New York (Continued)
$100,000	Ramapo (Town of), NY; Series
	2006, GO Bonds	4.000%	08/01/2021	03/20/2020A $	100,251
10,000	Rochester (City of), NY; Series
	2008 B, Ref. GO Bonds	4.000	10/01/2020	03/20/2020A	10,024
30,000	Suffolk (County of), NY Industrial
	Development Agency; Series
	1996, Ref. RB6,8	6.700	12/01/2020	12/01/2020	0
30,000	Triborough Bridge & Tunnel
	Authority; Series 1992 Y, RB	6.125	01/01/2021	01/01/2021	31,366
					109,840,404

North Carolina—0.6%
10,000	Buncombe (County of), NC; Series
	2009 A, COP	4.250	06/01/2024	03/20/2020A	10,026
2,485,000	Charlotte (City of), NC; Series
	2013 B, COP	3.000	06/01/2022	03/20/2020A	2,516,435
10,000	Haywood (County of), NC; Series
	2008, GO Bonds	4.125	03/01/2027	03/20/2020A	10,026
2,875,000	North Carolina (State of) Medical
	Care Commission; Series 2018
	B-2, RB	3.550	10/01/2024	04/01/2020A	2,877,559
225,000	North Carolina (State of); Series
	2009 A, RB	5.000	05/01/2020	03/20/2020A	227,221
4,900,000	University of North Carolina at
	Chapel Hill; Series 2012, RB [US0
	001M+40]	1.509 1	12/01/2041	03/09/2022A	4,901,029
5,000	University of North Carolina;
	Series 2008 A, RB	4.250	10/01/2021	03/20/2020A	5,013
10,000	University of North Carolina;
	Series 2008 A, RB	4.750	10/01/2028	03/20/2020A	10,027
					10,557,336

North Dakota—0.5%
3,495,000	Burleigh (County of), ND; Series
	2018, RB	3.250	11/01/2023	11/01/2021A	3,582,620
1,205,000	Fargo (City of), ND; Series 2010 C,
	Ref. GO Bonds	4.000	05/01/2023	03/20/2020A	1,208,037
5,000	Grand Forks (City of), ND; Series
	2005 B, Ref. GO Bonds	4.125	12/01/2020	03/20/2020A	5,012
1,265,000	Grand Forks (City of), ND; Series
	2012, RB	4.000	12/01/2027	12/01/2021A	1,307,453
1,000,000	Horace (City of), ND; Series 2019
	B, Ref. GO Bonds	2.350	10/01/2021	08/01/2020A	1,003,950
1,500,000	Horace (City of), ND; Series 2019,
	GO Bonds	2.500	08/01/2021	08/01/2020A	1,507,710
100,000	West Fargo (City of), ND; Series
	2009, GO Bonds	4.100	11/01/2022	03/20/2020A	100,249
					8,715,031

33 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Ohio—3.9%
$75,000	Akron (City of), OH; Series 2009,
	Ref. RB	4.000%	03/01/2022	03/20/2020A $	75,179
1,355,000	Butler (County of), OH; Series
	2010, RB	5.500	11/01/2022	11/01/2020A	1,397,168
345,000	Cleveland (City of) & Cuyahoga
	(County of), OH Port Authority;
	Series 2010, RB	5.750	11/15/2020	11/15/2020	356,026
1,490,000	Cleveland (City of), OH; Series
	1993 G, Ref. RB	5.500	01/01/2021	01/01/2021	1,548,155
10,000	Dayton (City of), OH; Series 2009
	A, GO Bonds	4.625	12/01/2029	03/20/2020A	10,027
100,000	Dayton (City of), OH; Series 2009,
	GO Bonds	4.500	12/01/2028	03/21/2020A	100,265
30,000	Deerfield (Township of), OH;
	Series 2007, RB	5.000	12/01/2025	03/20/2020A	30,091
44,115,000	Franklin (County of), OH
	(Nationwide Children's Hospital);
	Series 2017 B, Ref. VRD RB	1.150 3	11/01/2052	03/06/2020A	44,115,000
10,000	Greene (County of), OH; Series
	2004 A, RB	5.000	09/01/2024	03/20/2020A	10,007
100,000	Midview Local School District;
	Series 2012, COP	3.000	11/01/2023	03/20/2020A	100,145
10,000	Milton-Union Exempted Village
	School District; Series 2010, GO
	Bonds	4.000	12/01/2024	03/20/2020A	10,025
6,490,000	Mizuho Floater/Residual Trust;
	Series 2019 MIZ9004, Revenue
	Ctfs.	1.400 3	03/01/2032	03/05/2020A	6,490,000
1,600,000	Ohio (State of) Higher Educational
	Facility Commission (Cleveland
	Clinic Health System Obligated
	Group); Series 2013 B-2, VRD RB	1.200 3	01/01/2039	03/01/2020A	1,600,000
155,000	Ohio (State of) Higher Educational
	Facility Commission; Series 2003,
	RB5	2.771	12/01/2020	12/01/2020	156,641
675,000	Ohio (State of) Higher Educational
	Facility Commission; Series 2006,
	RB5	2.771	12/01/2020	12/01/2020	682,148
2,460,000	Ohio (State of) Higher Educational
	Facility Commission; Series 2006,
	RB5	2.831	12/01/2023	12/01/2023	2,565,731
1,230,000	Ohio (State of) Higher Educational
	Facility Commission; Series 2015,
	Ref. RB	6.000	10/01/2021	03/20/2020A	1,233,038
3,000,000	Ohio (State of); Series 2018,
	Ref. RB	5.000	12/01/2023	12/13/2022B	3,288,690
805,000	RiverSouth Authority; Series 2007
	A, RB	5.750	12/01/2027	03/20/2020A	807,214
20,000	Scioto (County of), OH; Series
	2006, GO Bonds	4.250	12/01/2026	03/20/2020A	20,048

34 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Ohio (Continued)
$25,000	Stark (County of), OH; Series
	2004, GO Bonds	4.375%	12/01/2024	03/20/2020A $	25,068
					64,620,666

Oklahoma—0.2%
365,000	McGee Creek Authority; Series
	1992, RB	6.000	01/01/2023	01/15/2022B	396,032
14,211	Oklahoma (County of), OK Home
	Finance Authority; Series 2005
	A-1, RB	4.300	10/01/2020	03/02/2020A	14,211
2,190,000	Oklahoma (State of) Development
	Finance Authority; Series 2015, RB	5.000	07/01/2025	03/03/2023B	2,389,180
150,000	Oklahoma (State of) Municipal
	Power Authority; Series 1992
	B, RB	5.750	01/01/2024	01/01/2024	177,236
150,000	Oklahoma City (City of), OK
	Water Utilities Trust; Series 2009
	B, Ref. RB	3.250	07/01/2024	03/20/2020A	150,276
					3,126,935

Oregon—0.1%
765,000	Clackamas (County of), OK
	Hospital Facility Authority; Series
	2018 B-1, RB	3.200	05/15/2025	05/15/2020A	767,012
1,150,000	Clackamas (County of), OK
	Hospital Facility Authority; Series
	2018 B-2, RB	2.800	05/15/2024	03/10/2020A	1,150,563
15,000	Clackamas (County of), OR; Series
	2009, GO Bonds	4.000	06/01/2027	03/20/2020A	15,034
5,000	Clackamas County School District
	No. 86; Series 2005 B, GO Bonds	4.350	06/15/2025	03/20/2020A	5,013
270,000	Molalla (City of), OR; Series 2010,
	Ref. RB	4.000	03/01/2022	03/20/2020A	270,551
80,000	Oregon Health & Science
	University; Series 1996 A, RB	2.975 2	07/01/2021	01/10/2021B	77,218
					2,285,391

Pennsylvania—4.9%
445,000	Allegheny (County of), PA Higher
	Education Building Authority
	(Robert Morris University); Series
	2017, RB	5.000	10/15/2026	02/24/2025B	507,500
465,000	Allegheny (County of), PA
	Redevelopment Authority
	(Pittsburgh Mills); Series 2004, RB	5.600	07/01/2023	07/01/2020A	465,037
1,780,000	Bangor Area School District; Series
	2012, GO Bonds	2.500	03/15/2023	03/20/2020A	1,781,709
1,455,000	Bentworth School District; Series
	2012, Ref. GO Bonds	2.250	03/15/2024	03/20/2020A	1,456,164

35 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Pennsylvania (Continued)
$1,000,000	Bentworth School District; Series
	2012, Ref. GO Bonds	2.300%	03/15/2025	03/20/2020A $	1,000,820
8,420,000	Berks County Municipal Authority/
	The; Series 2014,	1.300 3	11/01/2044	03/13/2020A	8,420,000
310,000	Coatesville Area School District
	Building Authority; Series 2018,
	RB	5.000	12/01/2021	12/01/2021	329,824
400,000	Coatesville Area School District
	Building Authority; Series 2018,
	RB	5.000	12/01/2022	12/01/2022	439,996
400,000	Coatesville Area School District
	Building Authority; Series 2018,
	RB	5.000	12/01/2023	06/01/2023A	446,836
425,000	Coatesville Area School District
	Building Authority; Series 2018,
	RB	5.000	12/01/2024	06/01/2023A	474,755
45,000	Erie (County of), PA Hospital
	Authority; Series 2006 A, Ref. RB	4.500	07/01/2023	03/20/2020A	45,128
3,100,000	Erie (County of), PA Hospital
	Authority; Series 2010 A, RB	7.000	07/01/2027	07/01/2020A	3,161,907
21,685,000	General Authority of Southcentral
	Pennsylvania (Wellspan Health
	Obligated Group); Series 2019 D,
	Ref. VRD RB	1.180 3	06/01/2037	03/06/2020A	21,685,000
50,000	Laurel Highlands School District;
	Series 2014, GO Bonds	2.250	11/01/2020	03/20/2020A	50,051
2,795,000	Luzerne (County of), PA; Series
	2015 A, Ref. GO Bonds	5.000	11/15/2023	11/15/2023	3,169,306
2,075,000	Luzerne (County of), PA; Series
	2015 B, Ref. GO Bonds	5.000	05/15/2022	05/15/2022	2,247,599
2,260,000	Luzerne (County of), PA; Series
	2015 B, Ref. GO Bonds	5.000	05/15/2023	05/15/2023	2,523,426
1,380,000	Montgomery (County of), PA
	Higher Education & Health
	Authority; Series 2014 A, Ref. RB	5.000	10/01/2022	10/01/2022	1,500,226
1,165,000	Montgomery (County of), PA
	Higher Education & Health
	Authority; Series 2014 A, Ref. RB	5.000	10/01/2024	10/01/2024	1,337,909
2,000,000	Pennsylvania (State of) Economic
	Development Financing Authority
	(Philadelphia Biosolids Facility);
	Series 2009, RB	6.250	01/01/2032	03/20/2020A	2,034,840
2,750,000	Pennsylvania (State of) Economic
	Development Financing Authority;
	Series 2010 B, RB	8.000	05/01/2029	05/01/2020A	2,779,205
5,000	Pennsylvania (State of) Higher
	Educational Facilities Authority;
	Series 2008 AH, RB	4.000	06/15/2021	03/20/2020A	5,012

36 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Pennsylvania (Continued)
$5,000	Pennsylvania (State of) Higher
	Educational Facilities Authority;
	Series 2008 AH, RB	4.000%	06/15/2022	03/20/2020A $	5,012
15,000	Pennsylvania (State of) Higher
	Educational Facilities Authority;
	Series 2009 AJ, RB	5.000	06/15/2021	03/20/2020A	15,047
6,200,000	Pennsylvania (State of) Public
	School Building Authority
	(Philadelphia School District);
	Series 2015 A, Ref. RB	5.000	06/01/2023	06/01/2023	6,961,980
1,500,000	Pennsylvania (State of) Turnpike
	Commission; Series 2018 A-1, Ref.
	RB [MUNIPSA+60]	1.750 1	12/01/2023	06/01/2023A	1,513,740
155,000	Philadelphia (City of), PA Authority
	for Industrial Development; Series
	2010, RB	5.000	08/01/2020	08/01/2020	157,587
520,000	Philadelphia (City of), PA Authority
	for Industrial Development; Series
	2013 A-1, RB	6.250	06/15/2023	01/13/2022B	553,316
1,765,000	Philadelphia (City of), PA Authority
	for Industrial Development; Series
	2013, RB	5.000	04/01/2033	04/01/2023A	1,916,984
405,000	Pittsburgh (City of), PA Urban
	Redevelopment Authority; Series
	2009, RB	4.200	10/20/2024	03/20/2020A	405,923
5,000,000	Pittsburgh (City of), PA Water &
	Sewer Authority; Series 2017 C,
	Ref. RB [US0001M+64]	1.828 1	09/01/2040	06/01/2020A	5,001,000
370,000	Pittston Area School District;
	Series 2012 A, GO Bonds	2.100	07/15/2024	03/20/2020A	370,252
645,000	Pittston Area School District;
	Series 2012 A, GO Bonds	2.125	07/15/2025	03/20/2020A	645,413
1,955,000	Pottsville (City of), PA Hospital
	Authority; Series 2014, RB	5.750	07/01/2022	07/15/2021B	2,077,109
65,000	Sayre (City of), PA Health Care
	Facilities Authority; Series 2007,
	RB [US0003M+78]	2.058 1	12/01/2024	12/01/2020A	65,283
500,000	St. Mary (City of), PA Hospital
	Authority; Series 2012 A, RB	5.000	11/15/2021	05/15/2020A	504,210
660,000	Tinicum (Town of) & Delaware
	(County of), PA Sewage Authority;
	Series 2003, RB	4.250	09/01/2022	03/20/2020A	661,723
1,025,000	Washington (County of), PA
	Redevelopment Authority; Series
	2018, Ref. RB	5.000	07/01/2028	02/22/2026A	1,131,621
1,010,000	Wilkes-Barre Area School District;
	Series 2016 B, GO Bonds	5.000	08/01/2024	08/01/2024	1,178,549

37 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Pennsylvania (Continued)
$1,160,000	Wilkes-Barre Area School District;
	Series 2016 B, GO Bonds	5.000%	08/01/2026	08/01/2026 $	1,423,030
					80,450,029

Rhode Island—0.1%
10,000	Rhode Island (State of) Clean
	Water Finance Agency (Pooled
	Loan Issue); Series 2002 B, PCR	4.500	10/01/2022	10/01/2022	10,953
1,000,000	Rhode Island (State of) Student
	Loan Authority; Series 2013 A, RB	3.250	12/01/2022	12/01/2020A	1,015,060
					1,026,013

South Carolina—1.1%
620,000	Florence & Darlington (Counties
	of), SC Commission for Technical
	Education; Series 2014, Ref. RB	5.000	03/01/2028	09/01/2023A	686,793
10,000	Greenville (County of), SC; Series
	2007, RB	4.000	04/01/2020	03/20/2020A	10,023
10,000,000	SC Public Service Authority
	(Santee Cooper) Tender Option
	Bonds; Series 2016-XM0384 Trust	1.350 3	06/01/2037	03/04/2020A	10,000,000
25,000	South Carolina (State of) Jobs-
	Economic Development Authority;
	Series 2006 A, RB	4.250	08/01/2024	03/20/2020A	25,052
6,500,000	South Carolina (State of) Jobs-
	Economic Development Authority;
	Series 2018 A, RB	3.000	08/01/2020	03/10/2020A	6,503,380
					17,225,248

South Dakota—0.2%
400,000	Minnehaha (County of), SD; Series
	2010, RB	6.000	12/01/2023	12/01/2020A	412,416
2,045,000	Minnehaha (County of), SD; Series
	2013 A, COP	2.125	12/01/2020	03/20/2020A	2,046,861
					2,459,277

Tennessee—1.2%
1,000,000	Bristol (City of), TN Industrial
	Development Board (Pinnacle);
	Series 2016 B, RB	4.909 2	12/01/2020	12/01/2020	973,220
50,000	Columbia (City of), TN; Series
	2008, RB	5.125	12/01/2022	03/20/2020A	50,161
14,255,000	Eclipse Funding Trust; Series
	2017-0024, GO Ctfs.	1.220 3	05/01/2042	03/02/2020A	14,255,000
245,000	Elizabethton (City of), TN Health &
	Educational Facilities Board; Series
	2000 B, Ref. RB	7.000	07/01/2020	07/01/2020	249,809

38 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Tennessee (Continued)
$10,000	Nashville (City of) & Davidson
	(County of), TN Metropolitan
	Government; Series 2008 B, Ref.
	RB	4.250%	05/15/2023	03/15/2020A $	10,021
5,000	Tennessee (State of) Local
	Development Authority; Series
	2006, RB	4.125	03/01/2023	03/20/2020A	5,013
3,090,000	Tennessee Energy Acquisition
	Corp.; Series 2006 C, RB	5.000	02/01/2022	02/01/2022	3,314,303
					18,857,527

Texas—18.6%
530,000	Arlington Higher Education
	Finance Corp. (Leadership
	Preparatory School); Series 2016
	A, RB	4.000	06/15/2026	05/27/2021A	539,354
25,200,000	Atascosa County Industrial
	Development Corp.; Series 2008,
	Ref. VRD PCR	1.190 3	06/30/2020	03/06/2020A	25,200,000
29,920,000	Austin (City of), TX; Series 1998
	C, Ref. RB	5.250	05/15/2025	06/26/2023B	34,218,307
550,000	Big Oaks Municipal Utility District;
	Series 2009, GO Bonds	4.500	03/01/2021	03/11/2020A	551,441
125,000	Borden County Independent
	School District; Series 2009, GO
	Bonds	4.250	02/15/2022	03/20/2020A	126,430
50,000	Borden County Independent
	School District; Series 2009, GO
	Bonds	4.375	02/15/2023	03/20/2020A	50,571
50,000	Burney Road Municipal Utility
	District; Series 2007, Ref. GO
	Bonds	4.000	09/01/2024	03/20/2020A	50,128
150,000	Carthage (City of), TX; Series
	2010, Ref. GO Bonds	4.000	08/15/2023	03/20/2020A	150,843
665,000	Clifton Higher Education Finance
	Corp.; Series 2018 D, RB	5.000	08/15/2021	08/15/2021	696,588
675,000	El Paso (County of), TX Hospital
	District; Series 2013, GO Ctfs.	5.000	08/15/2025	08/15/2023A	752,760
275,000	Elgin (City of), TX; Series 2007,
	GO Ctfs.	4.400	07/15/2027	03/20/2020A	275,690
320,000	Fallbrook Utility District; Series
	2010, GO Bonds	4.000	09/01/2026	03/20/2020A	322,227
330,000	Harris (County of), TX Municipal
	Utility District No. 151; Series
	2012, Ref. GO Bonds	4.000	09/01/2020	03/20/2020A	330,769
410,000	Harris (County of), TX Municipal
	Utility District No. 290; Series
	2012, GO Bonds	3.000	09/01/2026	09/01/2020A	413,128

39 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Texas (Continued)
$30,000,000	Harris County Cultural Education
	Facilities Finance Corp. (Memorial
	Hermann Health System); Series
	2016 C, Ref. RB	1.200%3	06/01/2046	03/06/2020A $	30,000,000
3,865,000	Harris County Health Facilities
	Development Corp. (School Health
	Care System); Series 1997 B, RB	5.750	07/01/2027	06/28/2025B	4,806,901
70,000	Hays Consolidated Independent
	School District; Series 2007, GO
	Bonds	4.500	08/15/2026	03/20/2020A	70,205
665,000	Houston Community College
	System; Series 2009, GO Notes	5.000	02/15/2021	03/20/2020A	666,323
1,635,000	Houston Community College
	System; Series 2010, GO Bonds	5.000	02/15/2021	03/20/2020A	1,638,286
1,440,000	Irving (City of), TX; Series 2011,
	Ref. GO Bonds	5.000	09/15/2022	09/15/2020A	1,473,926
1,200,000	Joint Guadalupe (County of) &
	Seguin (City of), TX Hospital Board
	of Managers; Series 2015, Ref. RB	5.000	12/01/2023	12/01/2023	1,312,764
1,865,000	Joint Guadalupe (County of) &
	Seguin (City of), TX Hospital Board
	of Managers; Series 2015, Ref. RB	5.000	12/01/2024	12/01/2024	2,080,930
470,000	Love Field Airport Modernization
	Corp. (Southwest Airlines Co.);
	Series 2010, RB	5.250	11/01/2040	11/01/2020A	483,137
415,000	Lufkin (City of), TX; Series 2010,
	GO Ctfs.	4.000	08/15/2025	03/20/2020A	416,017
140,000	Maverick (County of), TX; Series
	2004, GO Ctfs.	5.000	03/01/2020	03/01/2020	140,000
15,000,000	Midlothian Industrial
	Development Corp. (Holcim);
	Series 2009, Ref. VRD RB	1.160 3	08/01/2034	03/06/2020A	15,000,000
3,935,000	Mizuho Floater/Residual Trust;
	Series 2019,	1.400 3	09/01/2039	03/13/2020A	3,935,000
30,000	Mueller Local Government Corp.;
	Series 2009, RB	4.250	09/01/2029	03/20/2020A	30,088
585,000	Murphy (City of), TX; Series 2010,
	GO Bonds	4.000	02/15/2027	03/20/2020A	586,392
1,295,000	New Hope Cultural Education
	Facilities Finance Corp. (CHF-
	Collegiate Housing Island
	Campus, LLC - Texas A&M
	University-Corpus Christi Island
	Campus); Series 2017 A, RB	4.000	04/01/2023	04/01/2023	1,341,270
365,000	New Hope Cultural Education
	Facilities Finance Corp.; Series
	2016 A, RB	5.000	04/01/2022	04/01/2022	382,308
385,000	New Hope Cultural Education
	Facilities Finance Corp.; Series
	2016 A, RB	5.000	04/01/2023	04/01/2023	410,968

40 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Texas (Continued)
$405,000	New Hope Cultural Education
	Facilities Finance Corp.; Series
	2016 A, RB	5.000%	04/01/2024	04/01/2024 $	440,041
6,570,000	North Central Texas Health Facility
	Development Corp.; Series 1996
	A, RB	5.750	06/01/2026	08/22/2023B	7,656,021
10,000	North Texas Municipal Water
	District; Series 2003, RB	5.125	06/01/2023	03/20/2020A	10,039
365,000	Northeast Travis County Utility
	District/TX; Series 2012 B, Ref.
	GO Bonds	3.000	09/01/2020	03/20/2020A	365,548
19,060,000	Port Arthur (Port of), TX
	Navigation District; Series 2010
	A, VRD RB	1.300 3	04/01/2040	03/02/2020A	19,060,000
30,660,000	Port Arthur (Port of), TX
	Navigation District; Series 2010
	D, VRD RB	1.350 3	11/01/2040	03/06/2020A	30,660,000
55,000	Red River Health Facilities
	Development Corp.; Series 2012,
	RB	4.700	01/01/2022	03/06/2020B	56,944
490,000	Robstown (City of), TX; Series
	2009, GO Ctfs.	3.345 2	03/01/2024	03/01/2024	451,800
285,000	Rockwall (County of), TX; Series
	2010, GO Bonds	4.000	02/01/2023	03/20/2020A	285,670
150,000	Rowlett (City of), TX (Bayside
	Public Improvement District
	North Improvement Area); Series
	2016, RB	4.900	09/15/2024	02/19/2023B	150,239
3,000,000	SA Energy Acquisition Public
	Facility Corp.; Series 2007, RB	5.500	08/01/2020	08/01/2020	3,055,980
105,000	San Antonio (City of), TX; Series
	2011 A, Ref. RB	5.000	05/15/2026	05/15/2020A	105,884
10,090,000	Texas (State of) Department of
	Housing & Community Affairs
	(Idlewilde Apartments); Series
	2006, VRD RB	1.210 3	06/15/2040	03/06/2020A	10,090,000
30,000,000	Texas (State of); Series 2019, VRD
	GO Bonds	1.250 3	06/01/2050	03/06/2020A	30,000,000
10,275,000	Texas City Industrial Development
	Corp.; Series 1990, Ref. RB	7.375	10/01/2020	10/01/2020	10,637,913
26,580,000	Texas Municipal Gas Acquisition &
	Supply Corp. I; Series 2008 D, RB	6.250	12/15/2026	04/25/2024B	31,647,211
28,835,000	Texas Municipal Gas Acquisition
	& Supply Corp. II; Series 2007, RB
	[MUNIPSA+55]	1.700 1	09/15/2027	07/24/2020A	28,892,093
1,000,000	Texas Municipal Gas Acquisition &
	Supply Corp. III; Series 2012, RB	5.000	12/15/2020	12/15/2020	1,030,640

41 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Texas (Continued)
$795,000	Timber Lane Utility District; Series
	2012, Ref. GO Bonds	3.000%	08/01/2020	03/20/2020A $	796,177
					303,844,951

Utah—0.6%
10,000,000	UT Hsg. Corp. (Red Rocks
	Apartments) Floaters; Series
	2019-XF1081 Trust	1.500 3	03/01/2062	03/02/2020A	10,000,000
10,000	Utah (State of) Associated
	Municipal Power Systems (San
	Juan); Series 2008 A, RB	4.250	06/01/2020	03/20/2020A	10,026
25,000	Washington (County of), UT;
	Series 2009, Ref. RB	4.000	10/01/2020	03/20/2020A	25,065
					10,035,091

Vermont—0.0%
200,000	Burlington (City of), VT; Series
	2012 A, GO Bonds	5.000	11/01/2021	11/01/2021	212,766

Virginia—0.2%
20,000	Bristol (City of), VA; Series 2001,
	Ref. RB	5.000	07/15/2021	01/18/2021B	20,670
95,000	Upper Occoquan Sewage
	Authority; Series 1995 A, RB	5.150	07/01/2020	07/01/2020	96,302
2,695,000	Upper Occoquan Sewage
	Authority; Series 1995 A, RB	5.150	07/01/2020	07/01/2020	2,731,922
565,000	Virginia (State of) College Building
	Authority; Series 2001, RB	5.375	01/01/2021	01/01/2021	585,464
					3,434,358

Washington—2.1%
360,000	Central Puget Sound Regional
	Transit Authority; Series 1998, RB	5.250	02/01/2021	02/01/2021	374,713
1,010,000	Central Puget Sound Regional
	Transit Authority; Series 1999, RB	4.750	02/01/2028	09/16/2023A	1,165,308
25,000	Kelso (City of), WA Housing
	Authority; Series 1998, RB	5.600	03/01/2028	03/18/2020A	25,030
5,000	King & Snohomish Counties
	School District No. 417; Series
	2007, Ref. GO Bonds	4.250	12/01/2021	03/20/2020A	5,013
755,000	Seattle (City of), WA; Series 2010
	B, Ref. RB	5.000	08/01/2023	03/20/2020A	757,386
10,250,000	Washington (State of) Housing
	Finance Commission (Kitts Corner
	Apartments); Series 2014, VRD RB	1.160 3	09/01/2049	03/02/2020A	10,250,000
8,600,000	Washington (State of) Housing
	Finance Commission (Reserve at
	Renton Apartments); Series 2014,
	VRD RB	1.150 3	08/01/2049	03/06/2020A	8,600,000

42 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*	Value
Washington (Continued)
$9,985,000	Washington (State of) State
	Housing Finance Commission
	(Barkley Ridge Apartments); Series
	2007 A, VRD RB	1.200%3	09/01/2040	03/06/2020A $	9,985,000
3,205,000	Washington (State of); Series
	2014 C, Ref. GO Bonds	5.000	07/01/2023	07/01/2023	3,652,835
20,000	Yakima (City of), WA; Series
	2004, RB	4.500	09/01/2024	03/20/2020A	20,056
					34,835,341

West Virginia—0.2%
520,000	Fairmont (City of), WV; Series
	2012 D, RB	2.700	07/01/2022	03/20/2020A	520,577
2,500,000	Roane (County of), WV Building
	Commission; Series 2019, Ref. RB	2.550	11/01/2021	11/01/2020A	2,515,875
					3,036,452

Wisconsin—0.9%
1,000,000	Holmen School District; Series
	2009, Ref. GO Bonds	5.000	04/01/2023	04/01/2020A	1,003,090
3,360,000	Southeast Wisconsin Professional
	Baseball Park District; Series 1998
	A, Ref. RB	5.500	12/15/2026	12/30/2025B	4,217,774
635,000	West De Pere School District;
	Series 2012 A, Ref. GO Bonds	2.250	10/01/2022	10/01/2020A	639,597
165,000	West De Pere School District;
	Series 2012 A, Ref. GO Bonds	2.600	10/01/2025	10/01/2020A	166,490
1,585,000	Wisconsin (State of) Center
	District; Series 1999, Ref. RB	5.250	12/15/2023	07/28/2022B	1,740,283
2,000,000	Wisconsin (State of) Health &
	Educational Facilities Authority
	(Camillus Health System); Series
	2019 B-2, Ref. RB	2.550	11/01/2027	11/01/2021A	2,031,000
3,000,000	Wisconsin (State of) Health &
	Educational Facilities Authority
	(Camillus Health System); Series
	2019 B-3, Ref. RB	2.250	11/01/2026	11/01/2021A	3,044,190
100,000	Wisconsin (State of) Public
	Finance Authority; Series 2014
	A, RB	4.125	10/01/2024	03/10/2022C	106,058
365,000	Wisconsin (State of) Public
	Finance Authority; Series 2016
	A, RB	4.000	01/01/2024	04/21/2022B	377,359
800,000	Wisconsin (State of) Public
	Finance Authority; Series 2016, RB	4.000	12/01/2020	12/01/2020	810,136
					14,135,977

Total Municipal Bonds and Notes (Cost $1,574,837,770)					1,599,414,357

43 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal			Effective
Amount	Coupon	Maturity	Maturity*	Value
Wisconsin (Continued)
Total Investments, at Value (Cost $1,574,837,770)—97.7%				$ 1,599,414,357
Net Other Assets (Liabilities)—2.3				37,195,233
Net Assets—100.0%				$ 1,636,609,590

Footnotes to Schedule of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A.Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

B.Optional call date; corresponds to the most conservative yield, as detailed.

C.Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1.Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

2.Zero coupon bond reflects effective yield on the original acquisition date.

3.This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

4.All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.

5.Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

6.This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.

7.Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8.The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying

Notes.

To simplify the listings of securities, abbreviations are used per the table below:

COP	Certificates of Participation
Ctfs.	Certificates
DHR	Department of Human Resources
GO	General Obligation
JFK	John Fitzgerald Kennedy
MUNIPSA	SIFMA Municipal Swap Index Yield
NYC	New York City
RB	Revenue Bonds
Ref.	Refunding
RN	Revenue Note
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
VRD	Variable Rate Demand
Wts.	Warrants

See accompanying Notes to Financial Statements.

44 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES February 29, 2020 Unaudited

Assets
Investments, at value (cost $1,574,837,770) — see accompanying schedule of investments		$1,599,414,357
Cash		28,817,414
Receivables and other assets:
Shares of beneficial interest sold		27,752,215
Interest		10,556,484
Other		870,376
Total assets		1,667,410,846

Liabilities
Payables and other liabilities:
Investments purchased		21,781,767
Shares of beneficial interest redeemed		8,201,667
Dividends		264,988
Distribution and service plan fees		170,284
Transfer and shareholder servicing agent fees		140,400
Shareholder communications		60,632
Advisory fees		34,317
Trustees' compensation		26,328
Administration fees		1,269
Other		119,604
Total liabilities		30,801,256

Net Assets		$ 1,636,609,590

Composition of Net Assets
Shares of beneficial interest		$1,627,208,546
Total distributable earnings		9,401,044
Net Assets		$ 1,636,609,590

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $653,473,302 and
173,379,479 shares of beneficial interest outstanding)		$3.77

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $56,771,818 and 15,057,633 shares of
beneficial interest outstanding)		$3.77

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$924,918,101 and 245,361,674 shares of beneficial interest outstanding)		$3.77

Class R6 Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$1,446,369 and 382,939 shares of beneficial interest outstanding)		$3.78
See accompanying Notes to Financial Statements.
45	INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT

OF OPERATIONS For the Six Months Ended February 29, 2020 Unaudited

Investment Income
Interest	$16,283,614
Expenses
Advisory fees	2,832,320
Administration fees	104,751
Distribution and service plan fees:
Class A	677,527
Class C	295,847
Class Y	—
Class R6	—
Transfer and shareholder servicing agent fees:
Class A	204,687
Class C	22,280
Class Y	316,450
Class R6	190
Shareholder communications:
Class A	15,009
Class C	2,339
Class Y	28,931
Class R6	1
Borrowing fees	359,905
Custodian fees and expenses	34,393
Trustees' compensation	12,943
Interest expense on borrowings	11,396
Other	93,174
Total expenses	5,012,143
Less waivers and reimbursements of expenses	(150)
Net expenses	5,011,993

Net Investment Income	11,271,621

Realized and Unrealized Gain (Loss)
Net realized loss on investment transactions	(1,005,296)
Net change in unrealized appreciation on investment transactions	4,223,428
Net Increase in Net Assets Resulting from Operations	$14,489,753

See accompanying Notes to Financial Statements.

46 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

?#
	Six Months Ended	Three Months
	February 29, 2020	Ended	Year Ended
	(Unaudited)	August 31, 2019	May 31, 2019
Operations
Net investment income	$11,271,621	$5,873,334	$22,987,248
Net realized gain (loss)	(1,005,296)	(227,974)	(2,288,743)

Net change in unrealized appreciation/(depreciation)	4,223,428	6,004,761	13,150,258
Net increase in net assets resulting from operations
	14,489,753	11,650,121	33,848,763

Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable
earnings:
Class A	(4,325,621)	(1,990,356)	(7,838,017)
Class C	(258,223)	(209,414)	(960,175)
Class Y	(7,818,960)	(4,386,921)	(14,819,567)
Class R6	(8,794)	(56)	(2)
Total distributions from distributable earnings
	(12,411,598)	(6,586,747)	(23,617,761)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A	246,937,455	1,203,429	(14,219,864)
Class C	(8,618,561)	(12,385,868)	(13,930,941)
Class Y	126,480,198	8,190,765	185,259,304
Class R6	1,429,829	—	10,000
Total beneficial interest transactions
	366,228,921	(2,991,674)	157,118,499

Net Assets
Total increase	368,307,076	2,071,700	167,349,501

Beginning of period	1,268,302,514	1,266,230,814	1,098,881,313
End of period
	$1,636,609,590	$1,268,302,514	$1,266,230,814

See accompanying Notes to Financial Statements.

47 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months	Three
	Ended	Months
	February	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A	29, 2020	August 31,	May 31,	May 31,	May 31,	May 31,	May 29,
	(Unaudited)	2019	2019	2018	2017	2016	20151
Per Share Operating Data
Net asset value, beginning of
period	$3.77	$3.75	$3.72	$3.75	$3.75	$3.74	$3.76
Income (loss) from investment
operations:
Net investment income2	0.03	0.02	0.07	0.07	0.06	0.07	0.07
Net realized and unrealized
gain (loss)	0.00	0.02	0.03	(0.04)	0.00	0.01	(0.02)
Total from investment
operations	0.03	0.04	0.10	0.03	0.06	0.08	0.05
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.03)	(0.02)	(0.07)	(0.06)	(0.06)	(0.07)	(0.07)
Net asset value, end of period	$3.77	$3.77	$3.75	$3.72	$3.75	$3.75	$3.74

Total Return, at Net Asset
Value3	0.81%	1.03%	2.74%	0.94%	1.54%	2.19%	1.39%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$653,473	$405,334	$402,504	$413,457	$415,924	$401,211	$277,507
Average net assets (in
thousands)	$548,080	$406,866	$411,521	$431,418	$430,013	$343,886	$266,606
Ratios to average net assets:4
Net investment income	1.45%	1.72%	1.85%	1.84%	1.55%	1.78%	1.97%
Expenses excluding specific
expenses listed below	0.76%	0.76%	0.77%	0.79%	0.79%	0.80%	0.81%
Interest and fees from
borrowings	0.05%	0.06%	0.08%	0.07%	0.06%	0.03%	0.05%
Total expenses	0.81%	0.82%	0.85%	0.86%	0.85%	0.83%	0.86%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian
expenses	0.81%	0.82%	0.85%	0.86%	0.85%	0.83%	0.86%
Portfolio turnover rate5	33%	13%	69%	80%	65%	51%	58%

1.Represents the last business day of the Fund's reporting period.

2.Per share amounts calculated based on the average shares outstanding during the period.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.Annualized for periods less than one full year.

5.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

48 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

	Six Months	Three
	Ended	Months
	February	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class C	29, 2020	August 31,	May 31,	May 31,	May 31,	May 31,	May 29,
	(Unaudited)	2019	2019	2018	2017	2016	20151
Per Share Operating Data
Net asset value, beginning of
period	$3.77	$3.75	$3.72	$3.75	$3.75	$3.74	$3.76
Income (loss) from investment
operations:
Net investment income2	0.01	0.01	0.04	0.04	0.03	0.04	0.05
Net realized and unrealized
gain (loss)	0.01	0.02	0.03	(0.03)	0.00	0.01	(0.03)
Total from investment
operations	0.02	0.03	0.07	0.01	0.03	0.05	0.02
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.02)	(0.01)	(0.04)	(0.04)	(0.03)	(0.04)	(0.04)
Net asset value, end of period	$3.77	$3.77	$3.75	$3.72	$3.75	$3.75	$3.74

Total Return, at Net Asset
Value3	0.43%	0.84%	1.97%	0.18%	0.78%	1.43%	0.63%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$56,772	$65,379	$77,493	$90,796	$105,243	$102,888	$65,412
Average net assets (in
thousands)	$59,397	$69,054	$83,507	$99,420	$109,641	$82,289	$59,997
Ratios to average net assets:4
Net investment income	0.69%	0.97%	1.09%	1.09%	0.80%	1.02%	1.21%
Expenses excluding specific
expenses listed below	1.51%	1.51%	1.53%	1.54%	1.54%	1.56%	1.57%
Interest and fees from
borrowings	0.05%	0.06%	0.08%	0.07%	0.06%	0.03%	0.05%
Total expenses	1.56%	1.57%	1.61%	1.61%	1.60%	1.59%	1.62%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian
expenses	1.56%	1.57%	1.61%	1.61%	1.60%	1.59%	1.62%5
Portfolio turnover rate6	33%	13%	69%	80%	65%	51%	58%

1.Represents the last business day of the Fund's reporting period.

2.Per share amounts calculated based on the average shares outstanding during the period.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.Annualized for periods less than one full year.

5.Waiver was less than 0.005%.

6.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

49 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months	Three
	Ended	Months
	February	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class Y	29, 2020	August 31,	May 31,	May 31,	May 31,	May 31,	May 29,
	(Unaudited)	2019	2019	2018	2017	2016	20151
Per Share Operating Data
Net asset value, beginning of
period	$3.77	$3.75	$3.72	$3.75	$3.76	$3.74	$3.76
Income (loss) from investment
operations:
Net investment income2	0.03	0.02	0.08	0.08	0.07	0.08	0.08
Net realized and unrealized
gain (loss)	0.01	0.02	0.03	(0.04)	(0.01)	0.02	(0.02)
Total from investment
operations	0.04	0.04	0.11	0.04	0.06	0.10	0.06
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.04)	(0.02)	(0.08)	(0.07)	(0.07)	(0.08)	(0.08)
Net asset value, end of period	$3.77	$3.77	$3.75	$3.72	$3.75	$3.76	$3.74

Total Return, at Net Asset
Value3	0.93%	1.09%	3.00%	1.19%	1.52%	2.72%	1.64%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$924,918	$797,580	$786,224	$594,628	$487,831	$347,680	$281,883
Average net assets (in
thousands)	$845,737	$794,101	$690,733	$545,355	$432,229	$302,602	$143,236
Ratios to average net assets:4
Net investment income	1.69%	1.97%	2.09%	2.09%	1.80%	2.02%	2.16%
Expenses excluding specific
expenses listed below	0.51%	0.51%	0.52%	0.54%	0.54%	0.55%	0.56%
Interest and fees from
borrowings	0.05%	0.06%	0.08%	0.07%	0.06%	0.03%	0.05%
Total expenses	0.56%	0.57%	0.60%	0.61%	0.60%	0.58%	0.61%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian
expenses	0.56%	0.57%	0.60%	0.61%	0.60%	0.58%	0.61%5
Portfolio turnover rate6	33%	13%	69%	80%	65%	51%	58%

1.Represents the last business day of the Fund's reporting period.

2.Per share amounts calculated based on the average shares outstanding during the period.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.Annualized for periods less than one full year.

5.Waiver was less than 0.005%.

6.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

.03

50 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Class R6

Six Months
Ended February	Three Months	Period
29, 2020	Ended August Ended May 31,
(Unaudited)	31, 2019	20191
Per Share Operating Data
Net asset value, beginning of period	$3.77	$3.75	$3.75
Income (loss) from investment operations:
Net investment income2	0.03	0.02	0.003
Net realized and unrealized gain	0.02	0.02	0.003
Total from investment operations	0.05	0.04	0.00 3
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.04)	(0.02)	(0.00) 3
Net asset value, end of period	$3.78	$3.77	$3.75

Total Return, at Net Asset Value4	1.23%	1.10%	2.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,446	$10	$10
Average net assets (in thousands)	$975	$10	$10
Ratios to average net assets:5
Net investment income	1.77%	2.05%	2.20%
Expenses excluding specific expenses listed below	0.47%	0.44%	0.42%
Interest and fees from borrowings	0.05%	0.06%	0.08%
Total expenses	0.52%	0.50%	0.50%
Expenses after payments, waivers and/or reimbursements and reduction
to custodian expenses	0.49%	0.50%	0.50%
Portfolio turnover rate6	33%	13%	69%

1.For the period from after the close of business on May 24, 2019 (inception of offering) to May 31, 2019.

2.Per share amounts calculated based on the average shares outstanding during the period.

3.Less than $0.005 per share.

4.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

5.Annualized for periods less than one full year.

6.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

51 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS February 29, 2020 Unaudited

Note 1 - Significant Accounting Policies

Invesco Oppenheimer Short Term Municipal Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

Prior to the close of business on May 24, 2019, the Fund operated as Oppenheimer Short Term Municipal Fund (the "Acquired Fund" or "Predecessor Fund"). The Acquired Fund was reorganized after the close of business on May 24, 2019 (the "Reorganization Date") through the transfer of all of its assets and liabilities to the Fund (the "Reorganization").

Upon closing of the Reorganization, holders of the Acquired Fund's Class A, Class C and Class Y shares received the corresponding class of shares of the Fund. Class R6 shares commenced operations on the Reorganization Date.

Effective August 31, 2019, the Fund changed its fiscal year end from May 31 to August 31. The Fund's investment objective is to seek income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class C shares are sold with a CDSC. Class A, Class Y and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest

52 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the

53 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.

D. Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America ("GAAP"), are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser.

The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made to shareholders prior to the Fund's fiscal year end may ultimately be categorized as a tax return of capital.

E. Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund

54 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. Accounting Estimates - The financial statements are prepared on a basis in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H. Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. Securities on a When-Issued or Delayed Delivery Basis - The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on the securities in connection with such transactions prior to the date the Fund actually takes delivery of the securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention on acquiring such securities, they may sell such securities prior to the settlement date.

J. Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund's investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

55 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

Note 2 - Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Fee Schedule*

Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Next $500 million	0.400
Next $4 billion	0.370
Over $5 billion	0.350

*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 29, 2020, the effective advisory fee rate incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/ or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.79%, 1.54%, 0.54% and 0.44, respectively, of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non- routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive

56 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2020, the Adviser reimbursed fund expenses of $150 for Class R6.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby Citibank, N.A., serves as custodian to the Fund. Prior to the Reorganization, the Acquired Fund paid administrative fees to OFI Global Asset Management, Inc.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. Prior to the Reorganization, the Acquired Fund paid transfer agent fees to OFI Global Asset Management, Inc. and Shareholder Services, Inc. For the six months ended February 29, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plan"). The Fund, pursuant to the Class A Plan, reimbursed IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. Prior to the Reorganization, the Acquired Fund paid distribution fees to OppenheimerFunds Distributor, Inc. For the six months ended February 29, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted

57 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $376 in front-end sales commissions from the sale of Class A shares and $32,414 and $3,006 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Note 3 - Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Level 3—
		Level 1—	Level 2—		Significant
		Unadjusted	Other Significant		Unobservable
		Quoted Prices Observable Inputs			Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$	— $	3,900,362	$	— $	3,900,362

58 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

Level 3—
Level 1—	Level 2—	Significant
Unadjusted	Other Significant	Unobservable
Quoted Prices	Observable Inputs	Inputs	Value
Municipal Bonds and Notes (Continued)
Alaska	$	— $
Arizona		—
California		—
Colorado		—
Connecticut		—
District of Columbia		—
Florida		—
Georgia		—
Idaho		—
Illinois		—
Indiana		—
Iowa		—
Kansas		—
Kentucky		—
Louisiana		—
Maine		—
Maryland		—
Massachusetts		—
Michigan		—
Minnesota		—
Mississippi		—
Missouri		—
Montana		—
Nebraska		—
Nevada		—
New Hampshire		—
New Jersey		—
New Mexico		—
New York		—
North Carolina		—
North Dakota		—
Ohio		—
Oklahoma		—
Oregon		—
Pennsylvania		—
Rhode Island		—
South Carolina		—
South Dakota		—
Tennessee		—
Texas		—
Utah		—
Vermont		—
Virginia		—
Washington		—
West Virginia		—
150,366	$	— $	150,366
11,685,480		—	11,685,480
189,890,054		—	189,890,054
14,022,307		—	14,022,307
38,467,452		—	38,467,452
4,968,527		—	4,968,527
78,596,682		—	78,596,682
85,250,737		—	85,250,737
88,641		—	88,641
150,642,692		—	150,642,692
39,884,811		—	39,884,811
12,533,912		—	12,533,912
1,619,856		—	1,619,856
37,144,785		—	37,144,785
26,967,191		—	26,967,191
1,692,002		—	1,692,002
9,312,627		—	9,312,627
37,790,491		—	37,790,491
25,631,383		—	25,631,383
13,797,620		—	13,797,620
2,874,785		—	2,874,785
12,009,167		—	12,009,167
10,024		—	10,024
11,945,000		—	11,945,000
828,013		—	828,013
10,157,015		—	10,157,015
81,755,926		—	81,755,926
7,097,656		—	7,097,656
109,840,404		0	109,840,404
10,557,336		—	10,557,336
8,715,031		—	8,715,031
64,620,666		—	64,620,666
3,126,935		—	3,126,935
2,285,391		—	2,285,391
80,450,029		—	80,450,029
1,026,013		—	1,026,013
17,225,248		—	17,225,248
2,459,277		—	2,459,277
18,857,527		—	18,857,527
303,844,951		—	303,844,951
10,035,091		—	10,035,091
212,766		—	212,766
3,434,358		—	3,434,358
34,835,341		—	34,835,341
3,036,452		—	3,036,452

59 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

					Level 3—
		Level 1—	Level 2—		Significant
		Unadjusted	Other Significant		Unobservable
		Quoted Prices Observable Inputs			Inputs	Value
Municipal Bonds and Notes (Continued)
Wisconsin	$	— $	14,135,977	$	— $	14,135,977
Total Assets	$	— $	1,599,414,357		$0	$1,599,414,357

Note 4 - Trustee and Officer Fees and Benefits

Certain Trustees have executed Deferred Compensation Agreement(s) pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan(s), deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees' fees under the plan(s) will not affect the net assets of the Fund and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Deferred Compensation Agreement(s).

Note 5 - Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Citibank, N.A., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Note 6 – Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results

60 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2019,as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$5,451,272	$7,572,242	$13,023,514

*Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7 - Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $789,135,078 and $463,796,130, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$25,609,320
Aggregate unrealized (depreciation) of investments	(1,032,733)
Net unrealized appreciation of investments	$24,576,587

Cost of investments for tax purposes is $1,574,837,770.

Note 8 - Share Information

Transactions in shares of beneficial interest were as follows:

61 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

	Six Months Ended February		Three Months Ended		Year Ended May 31, 20193
		29, 20201	August 31, 20192

	Shares	Amount	Shares	Amount	Shares	Amount
Class A
Sold	99,566,691	$373,806,186	10,911,443	$41,046,904	42,496,264	$158,088,932
Automatic
Conversion
Class C
to Class A
Shares	988,105	3,706,649	—	—	—	—
Dividends
and/or
distributions
reinvested	1,124,911	4,224,011	503,906	1,896,383	2,077,677	7,737,479
Redeemed	(35,897,723)	(134,799,391)	(11,093,691)	(41,739,858)	(48,385,562)	(180,046,275)
Net increase	65,781,984	$246,937,455	321,658	$1,203,429	(3,811,621)	$(14,219,864)
(decrease)

Class C
Sold	1,304,357	$4,903,534	881,071	$3,316,170	3,612,387	$13,442,110
Dividends
and/or
distributions
reinvested	69,374	260,409	53,866	202,452	258,250	960,175
Automatic
Conversion
Class C	(988,081)	(3,706,649)	—	—	—	—
to Class A
Shares
Redeemed	(2,682,624)	(10,075,855)	(4,236,668)	(15,904,490)	(7,613,944)	(28,333,226)
Net increase	(2,296,974)	$(8,618,561)	(3,301,731)	$(12,385,868)	(3,743,307)	$(13,930,941)
(decrease)

Class Y
Sold	80,144,116	$301,137,750	27,513,436	$103,445,698	146,563,331	$545,579,704
Dividends
and/or
distributions
reinvested	2,042,774	7,669,620	1,115,957	4,199,772	3,923,704	14,615,423
Redeemed	(48,546,047)	(182,327,172)	(26,455,053)	(99,454,705)	(100,691,849)	(374,935,823)
Net increase	33,640,843	$126,480,198	2,174,340	$8,190,765	49,795,186	$185,259,304
(decrease)

Class R64
Sold	379,639	$1,427,443	—	$—	2,667	$10,000
Dividends
and/or
distributions
reinvested	1,206	4,547	—	—	—	—
Redeemed	(573)	(2,161)	—	—	—	—
Net increase	380,272	$1,429,829	—	$—	2,667	$10,000
(decrease)

1.There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco

62 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

2.There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 58% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

3.There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 67% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

4.Commencement date after the close of business on May 24, 2019.

Note 9 - Borrowings

The Fund may utilize financial leverage to the maximum extent allowable under the 1940 Act, which provides that a fund generally may not borrow money greater than 331/3 of the Fund's total assets.

The Fund entered into a $2.5 billion Revolving Credit and Security Agreement with conduit lenders and Citibank N.A. which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Funds. This revolving agreement is secured by the assets of the Fund. In connection with this agreement, for the period September 1, 2019 to February 29, 2020, the Fund incurred fees of $371,301. The average daily balance of borrowings under this agreement is $1,256,593 with a weighted average interest rate of 1.805%. Expenses under the credit agreement are shown in the Statement of Operations as Interest expense on borrowings.

At February 29, 2020, the Fund had no borrowings outstanding under this agreement.

Note 10- Subsequent Event

During the first quarter of 2020, the World Health Organization declared the Coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Act is a $2 trillion stimulus package to help individuals, businesses and hospitals in response to the

63 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

economic distress caused by the COVID-19 crisis. The Adviser is assessing the components of the Act and the impacts to the Fund should be immaterial.

64 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES; UPDATES TO SCHEDULE OF INVESTMENTS Unaudited

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-PORT. The most recent list of portfolio holdings is available at invesco. com/completeqtrholdings. Shareholders can also look up the Fund's Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

65 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

INVESCO'S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the "Website"). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as "we" or "Invesco" in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

1NTD

66 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services ("Providers"). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The "Help" section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

67 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

INVESCO'S PRIVACY NOTICE Continued

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children's Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE Atlanta, GA 30309 By phone:

(404)439-3236 By fax:

(404)962-8288 By email: Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

68 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

•Request that we amend, rectify, delete or update the personal data we hold about you;

•Where possible (e.g. in relation to marketing) amend or update your choices around processing;

•Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

69 INVESCO OPPENHEIMER SHORT TERM MUNICIPAL FUND

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Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

￿Fund reports and prospectuses

￿Quarterly statements

￿Daily conﬁrmations

￿Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-STM-SAR-1 04272020

ITEM 2. CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

On May 24, 2019, certain investment advisor subsidiaries of Invesco Ltd. assumed management responsibility from Oppenheimer Funds, Inc. ("OFI") for 83 open-end mutual funds and 20 exchange- traded funds (collectively, the "Oppenheimer Funds"). Assumption of management responsibility for the Oppenheimer Funds was accomplished through the reorganization of each Oppenheimer Fund into a new Invesco shell fund (collectively, the "New Invesco Funds") that did not have pre-existing assets (together, the "Reorganizations"). The Reorganizations were part of the acquisition by Invesco Ltd. (together with its subsidiaries, "Invesco") of the asset management business of OFI (including the Oppenheimer Funds) from Massachusetts Mutual Life Insurance Company ("MassMutual"), which was also consummated on May 24, 2019 (the "Acquisition"). Subsequent to the Acquisition, MassMutual became a significant shareholder of Invesco, and the Invesco Ltd. board of directors expanded by one director with the addition of a director selected by MassMutual.

Prior to the consummation of the Acquisition and the Reorganizations on May 24, 2019, PricewaterhouseCoopers, LLC ("PwC") completed an independence assessment to evaluate the services and relationships with OFI and its affiliates, which became affiliates of Invesco upon the closing of the Acquisition. The assessment identified the following relationship and services that are inconsistent with the auditor independence rules under Rule 2-01 of Regulation S-X ("Rule 2-01") if provided to an affiliate of an audit client. A retired PwC partner who receives a benefit from PwC that is not fully funded, served as a member of Audit Committee of the Boards of Trustees of certain Oppenheimer Funds prior to the Acquisition (the "Pre-Reorganization Relationship"). Additionally, PwC provided certain non-audit services including, expert legal services to one Oppenheimer Fund, custody of client assets in connection with payroll services, a non-audit service performed pursuant to a success-based fee, non-audit services in which PwC acted as an advocate on behalf of a MassMutual foreign affiliate and certain employee activities undertaken in connection with the provision of non-audit services for MassMutual and certain MassMutual foreign affiliates (collectively, the "Pre-Reorganization Services").

PwC and the Audit Committees of the New Invesco Funds each considered the impact that the Pre- Reorganization Relationship and Services have on PwC's independence with respect to the New Invesco Funds. On the basis of the nature of the relationship and services performed, and in particular the mitigating factors described below, PwC concluded that a reasonable investor, possessing knowledge of all the relevant facts and circumstances regarding the Pre-Reorganization Relationship and Services, would conclude that the Pre-Reorganization Relationship and Services do not impair PwC's ability to exhibit the requisite objectivity and impartiality to report on the financial statements of the New Invesco Funds for the years ending May 31, 2019 – April 30, 2020 ("PwC's Conclusion").

The Audit Committees of the Boards of Trustees of the New Invesco Funds, based upon PwC's Conclusion and the concurrence of Invesco, considered the relevant facts and circumstances including the mitigating factors described below and, after careful consideration, concluded that PwC is capable of exercising objective and impartial judgment in connection with its audits of the financial statements of the New Invesco Funds that the respective Boards of Trustees oversees.

Mitigating factors that PwC and the Audit Committees considered in reaching their respective conclusions included, among others, the following factors:

∙none of the Pre-Reorganization Relationship or Services created a mutuality of interest between PwC and the New Invesco Funds;

∙PwC will not act in a management or employee capacity for the New Invesco Funds or their affiliates during any portion of PwC's professional engagement period;

∙other than the expert legal services, Pre-Reorganization Services that have been provided to OFI, MassMutual and their affiliates do not have any impact on the financial statements of the New Invesco Funds;

∙as it relates to the expert legal services, while the service provided by PwC related to litigation involving one Oppenheimer Fund, the impact of the litigation on the Oppenheimer Fund's financial statements was based upon OFI's decision, and OFI management represented that the

PwC service was not considered a significant component of its decision;

∙while certain employees of OFI who were involved in the financial reporting process of the Oppenheimer Funds will be employed by Invesco subsequent to the Reorganizations, existing officers of other Invesco Funds will serve as Principal Executive Officer and Principal Financial Officer or equivalent roles for the New Invesco Funds, and are ultimately responsible for the accuracy of all financial statement assertions for the entirety of the financial reporting periods for the New Invesco Funds;

∙the Pre-Reorganization Services giving rise to the lack of independence were provided to, or entered into with, OFI, MassMutual and their affiliates at a time when PwC had no independence restriction with respect to these entities;

∙with the exception of the expert legal service provided to one Oppenheimer Fund, none of the Pre-Reorganization Services affected the operations or financial reporting of the New Invesco Funds;

∙the Pre-Reorganization Services provided by PwC to OFI, MassMutual and their affiliates were performed by persons who were not, and will not be, part of the audit engagement team for the New Invesco Funds; and

∙the fees associated with the Pre-Reorganization Services were not material to MassMutual, Invesco or PwC.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of April 14, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended.
Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of April 14, 2020, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the
Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission;
and (2) that material information relating to the Registrant is made known to the PEO and
PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.
13(a) (1)	Not applicable.
13(a) (2)	Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the
Sarbanes-Oxley Act of 2002.
13(a) (3)	Not applicable.
13(a) (4)	Not applicable.
13(b)	Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the
Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	May 6, 2020

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	May 6, 2020
By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer
Date:	May 6, 2020